UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Blvd
Charlotte, North Carolina 28262-8500
(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1. Reports to Stockholders.

Semiannual Report

September 30, 2017

TIAA-CREF Real Estate Securities Fund

of the TIAA-CREF Funds

The semiannual report contains the financial statements (unaudited).

Understanding your fund report

This semiannual report contains information about the Real Estate Securities Fund and describes the fund’s results for the six months ended September 30, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of September 30, 2017.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Real Estate Securities Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	3

Letter to investors

Real estate investment trusts (REITs) posted gains for the six months ended September 30, 2017. REITs advanced on moderate growth in the U.S. economy, favorable property fundamentals and the continuation of a historically low interest-rate environment. However, their momentum slowed from the same reporting period in 2016, primarily due to expectations of future interest-rate hikes, including the June 2017 increase to 1.00%–1.25% in the Federal Reserve’s federal funds target rate.

•	REITs, as measured by the FTSE NAREIT All Equity REITs Index, returned 3.4% for the six months. For the one-year period ended September 30, 2017, REITs gained 2.6%.
•	Most of the index’s 16 property sectors and subsectors advanced during the period, with the industrial, data centers and infrastructure sectors showing the greatest strength. However, the index’s performance was offset in part by weakness in retail real estate.
•	TIAA-CREF Real Estate Securities Fund (Institutional Class) posted a solid single-digit return and surpassed its benchmark, mainly due to favorable security selection.

REITs continued to deliver positive returns during the period, benefiting from continued low interest rates and investors’ appetites for the potentially higher yields offered as a result of REITs’ mandatory dividend distributions. At the same time, however, they were constrained by the effects of rising interest rates, which can dampen the performance of this asset class.

REITs outperform bonds, but lag U.S. equities

As an asset class, REITs share some of the characteristics of both stocks and bonds. REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. As such, they are favored by investors seeking current income. Like fixed-income securities, REITs are also sensitive to fluctuations in interest rates. At the same time, because they invest in individual companies, REITs trade like equity securities.

During the six-month period, the FTSE NAREIT All Equity REITs Index surpassed the 2.3% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. However, when compared with the 7.7% gain of the broad U.S. stock market, as represented by the Russell 3000® Index, REITs lagged by a fairly wide margin.

4	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Brad Finkle

As a long-term investment,

REITs may have a role to play

Many of the fundamental attributes of REITs have remained stable over the past several years. REITs invest in a broad array of real estate properties, and each sector possesses unique characteristics, including their individual supply/demand dynamics. A professionally managed mutual fund of REIT securities, representing the various commercial and retail sectors of the REIT universe, has the potential to add value as a diversification tool when employed as part of a broader investment portfolio containing stocks, bonds and other investable assets. (Of course, diversification does not guarantee against market loss.)

REITs have delivered solid results over the past several years. They have meaningfully outperformed the broad U.S. investment-grade bond universe during the past three-, five- and ten-year periods, but trailed the broad U.S. stock market during those same time periods. (Past performance is no guarantee of future results.) As always, you can visit TIAA.org for more information on asset class performance.

If you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be pleased to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 12 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the fund.

6	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 8 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2017–September 30, 2017).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	7

Important information about expenses

Expense example

Six months ended September 30, 2017

			Expenses paid
Real Estate Securities Fund	Beginning account value (4/1/17)	Ending account value (9/30/17)	during period (4/1/17– 9/30/17)	*
Institutional Class
Actual return	$1,000.00	$1,052.82	$2.57
5% annual hypothetical return	1,000.00	1,022.56	2.54
Advisor Class
Actual return	1,000.00	1,052.15	3.29
5% annual hypothetical return	1,000.00	1,021.86	3.24
Premier Class
Actual return	1,000.00	1,052.59	3.34
5% annual hypothetical return	1,000.00	1,021.81	3.29
Retirement Class
Actual return	1,000.00	1,051.45	3.86
5% annual hypothetical return	1,000.00	1,021.31	3.80
Retail Class
Actual return	1,000.00	1,050.88	4.16
5% annual hypothetical return	1,000.00	1,021.01	4.10

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.50% for the Institutional Class, 0.64% for the Advisor Class, 0.65% for the Premier Class, 0.75% for the Retirement Class and 0.81% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. For additional details about the benchmark index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

FTSE International Limited (“FTSE”) © FTSE 2017. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. NAREIT® is a trademark of the National Association of Real Estate Investment Trusts (“NAREIT”). All intellectual property rights in the Index vest in FTSE and NAREIT. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the six months ended September 30, 2017

The Real Estate Securities Fund returned 5.28% for the Institutional Class, compared with the 3.41% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the one-year period ended September 30, 2017, the fund returned 4.07%, versus 2.57% for the index. The table on the following page shows returns for all share classes of the fund.

REITs post gains as economy grows, Fed raises rates

During the six-month period, the U.S. economy grew at a moderate pace, driven by solid consumer spending and a robust labor market. Core inflation, which includes all items except food and energy, remained below 2.0% for the period, though oil prices rose modestly from $50 a barrel on April 1, 2017, to nearly $52 a barrel on September 30, 2017.

REITs (real estate investment trusts), as measured by the FTSE NAREIT All Equity REITs Index, posted positive returns for the six months, supported by favorable property fundamentals and a historically low interest-rate environment. The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015.

For the six-month period, REITs trailed the 7.72% gain of the broad U.S. stock market, as represented by the Russell 3000® Index, but they outpaced the 2.31% return of the broad domestic bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. For the ten years ended September 30, 2017, the fund’s benchmark posted an average annual return of 6.06%, versus average annual gains of 7.57% for the Russell 3000 Index and 4.27% for the Aggregate Bond index for the same period.

Fund surpasses its benchmark

Among the benchmark’s 16 property sectors and subsectors, most advanced for the six months. The largest gains were seen in the industrial (up 19.3%), data centers (up 14.8%) and infrastructure (up 10.8%) sectors. The largest declines were seen in shopping centers (down 8.0%), regional malls (down 7.3%) and free standing retail (down 1.1%) as investors maintained their generally negative sentiment toward retail real estate.

Overweight positions in Rexford Industrial Realty and Terreno Realty, industrial REITs, contributed most to the fund’s relative performance, followed by an investment in enterprise data center provider CyrusOne.

Conversely, an overweight position in office REIT Boston Properties detracted most from the fund’s performance relative to its benchmark. The exclusion of wireless telecommunication services provider SBA Communications, followed by an overweight position in poorly performing office REIT SL Green Realty, detracted further.

TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	9

Real Estate Securities Fund

Performance as of September 30, 2017

Real Estate Securities Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIREX	10/1/02	5.28%	4.07%	9.46%		5.68%		0.51%	0.51%
Advisor Class	TIRHX	12/4/15	5.21	3.97	9.43	†	5.67	†	0.60	0.60
Premier Class	TRRPX	9/30/09	5.26	3.97	9.30		5.56	†	0.66	0.66
Retirement Class	TRRSX	10/1/02	5.14	3.84	9.19		5.42		0.76	0.76
Retail Class	TCREX	10/1/02	5.09	3.77	9.11		5.39		0.82	0.82
FTSE NAREIT
All Equity REITs Index		—	3.41	2.57	9.97		6.06		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their relative inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of the Advisor and Premier Classes shown for these periods would have been lower.

10	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Portfolio composition

Industry	% of net assets as of 9/30/2017
Specialized REITs	26.3
Residential REITs	18.3
Retail REITs	14.9
Office REITs	12.1
Industrial REITs	9.3
Health care REITs	6.2
Hotel & resort REITs	4.6
Diversified REITs	2.7
Mortgage REITs	0.7
Real estate services	0.7
IT consulting & other services	0.7
Homebuilding	0.5
Real estate development	0.4
Short-term investments, other assets & liabilities, net	2.6
Total	100.0

Fund profile

as of 9/30/2017
Fund net assets	$2.06 billion
Number of holdings	61
Portfolio turnover rate	14%
Weighted median market capitalization	$10.43 billion
Price/earnings ratio (weighted 12-month trailing average)*	33.4

*	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 9/30/2017
More than $50 billion	10.0
More than $15 billion–$50 billion	34.6
More than $2 billion–$15 billion	50.3
$2 billion or less	5.1
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	11

Portfolio of investments (unaudited)

Real Estate Securities Fund  ■  September 30, 2017

Shares		Company	Value
COMMON STOCKS—97.4%
DIVERSIFIED REITS—2.7%
350,000		iShares Dow Jones US Real Estate Index Fund	$27,958,000
3,300,000		Spirit Realty Capital, Inc	28,281,000
		TOTAL DIVERSIFIED REITS	56,239,000
HEALTH CARE REITS—6.2%
550,000		HCP, Inc	15,306,500
1,250,000		Healthcare Trust of America, Inc	37,250,000
410,000		Ventas, Inc	26,703,300
675,000		Welltower, Inc	47,439,000
		TOTAL HEALTH CARE REITS	126,698,800
HOMEBUILDING—0.5%
700,000	*	TRI Pointe Homes, Inc	9,667,000
		TOTAL HOMEBUILDING	9,667,000
HOTEL & RESORT REITS—4.6%
1,250,000		DiamondRock Hospitality Co	13,687,500
1,000,000		Host Marriott Corp	18,490,000
550,000		MGM Growth Properties LLC	16,615,500
625,000		Park Hotels & Resorts, Inc	17,225,000
1,800,000		Sunstone Hotel Investors, Inc	28,926,000
		TOTAL HOTEL & RESORT REITS	94,944,000
INDUSTRIAL REITS—9.3%
700,000		Duke Realty Corp	20,174,000
1,325,000		Prologis, Inc	84,084,500
2,200,000		Rexford Industrial Realty, Inc	62,964,000
650,000		Terreno Realty Corp	23,517,000
		TOTAL INDUSTRIAL REITS	190,739,500
IT CONSULTING & OTHER SERVICES—0.7%
275,000	*	InterXion Holding NV	14,005,750
		TOTAL IT CONSULTING & OTHER SERVICES	14,005,750
MORTGAGE REITS—0.7%
700,000		Starwood Property Trust, Inc	15,204,000
		TOTAL MORTGAGE REITS	15,204,000
OFFICE REITS—12.1%
260,000		Alexandria Real Estate Equities, Inc	30,932,200
575,000		Boston Properties, Inc	70,656,000
975,000		Hudson Pacific Properties	32,691,750
660,000		Kilroy Realty Corp	46,939,200
440,000		SL Green Realty Corp	44,580,800
290,000		Vornado Realty Trust	22,295,200
		TOTAL OFFICE REITS	248,095,150
REAL ESTATE DEVELOPMENT—0.4%
500,000	*,m	Forestar Group, Inc	8,875,000
		TOTAL REAL ESTATE DEVELOPMENT	8,875,000

12	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ■  September 30, 2017

Shares	Company	Value
REAL ESTATE SERVICES—0.7%
800,000	Kennedy-Wilson Holdings, Inc	$14,840,000
	TOTAL REAL ESTATE SERVICES	14,840,000
RESIDENTIAL REITS—18.3%
550,000	American Homes 4 Rent	11,940,500
775,000	Apartment Investment & Management Co (Class A)	33,991,500
140,000	AvalonBay Communities, Inc	24,978,800
300,000	Camden Property Trust	27,435,000
600,000	Equity Lifestyle Properties, Inc	51,048,000
825,000	Equity Residential	54,392,250
195,000	Essex Property Trust, Inc	49,535,850
550,000	Invitation Homes, Inc	12,457,500
325,000	Mid-America Apartment Communities, Inc	34,736,000
825,000	Starwood Waypoint Homes	30,005,250
525,000	Sun Communities, Inc	44,982,000
	TOTAL RESIDENTIAL REITS	375,502,650
RETAIL REITS—14.9%
400,000	Agree Realty Corp	19,632,000
800,000	DDR Corp	7,328,000
415,000	Federal Realty Investment Trust	51,547,150
1,950,000	GGP, Inc	40,501,500
200,000	Realty Income Corp	11,438,000
625,000	Regency Centers Corp	38,775,000
1,400,000	Retail Opportunities Investment Corp	26,614,000
685,000	Simon Property Group, Inc	110,291,850
	TOTAL RETAIL REITS	306,127,500
SPECIALIZED REITS—26.3%
660,000	American Tower Corp	90,208,800
900,000	Crown Castle International Corp	89,982,000
550,000	CyrusOne, Inc	32,411,500
190,000	Digital Realty Trust, Inc	22,482,700
195,000	Equinix, Inc	87,028,500
360,000	Extra Space Storage, Inc	28,771,200
1,050,000	Four Corners Property Trust, Inc	26,166,000
225,000	Gaming and Leisure Properties, Inc	8,300,250
325,000	Iron Mountain, Inc	12,642,500
950,000	National Storage Affiliates Trust	23,028,000
220,000	Public Storage, Inc	47,077,800
700,000	QTS Realty Trust, Inc	36,652,000
1,100,000	Weyerhaeuser Co	37,433,000
	TOTAL SPECIALIZED REITS	542,184,250
	TOTAL COMMON STOCKS (Cost $1,545,176,753)	2,003,122,600

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	13

Portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ■  September 30, 2017

Principal	Issuer	Rate	Maturity date	Value
SHORT-TERM INVESTMENTS—2.9%
GOVERNMENT AGENCY DEBT—1.3%
$6,250,000	Federal Home Loan Bank (FHLB)	0.700%	10/02/17	$6,250,000
20,680,000	FHLB	1.000	10/11/17	20,674,871
	TOTAL GOVERNMENT AGENCY DEBT			26,924,871
TREASURY DEBT—1.6%
33,330,000	United States Treasury Bill	0.955	10/26/17	33,309,169
	TOTAL TREASURY DEBT			33,309,169

	TOTAL SHORT-TERM INVESTMENTS (Cost $60,232,030)			60,234,040

	TOTAL INVESTMENTS—100.3% (Cost $1,605,408,783)			2,063,356,640
	OTHER ASSETS & LIABILITIES, NET—(0.3)%			(7,085,050)
	NET ASSETS—100.0%			$2,056,271,590

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
m	Indicates a security that has been deemed illiquid.

14	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Real Estate Securities Fund  ■  September 30, 2017

ASSETS
Portfolio investments, at value†	$2,063,356,640
Cash	38,792
Receivable from securities transactions	4,996,418
Receivable from Fund shares sold	588,106
Dividends and interest receivable	8,304,150
Other	163,234
Total assets	2,077,447,340

LIABILITIES
Management fees payable	109,554
Service agreement fee payable	9,893
Distribution fee payable	57,588
Due to affiliates	14,332
Payable for Fund shares redeemed	20,759,817
Payable for trustee compensation	116,026
Accrued expenses and other payables	108,540
Total liabilities	21,175,750
NET ASSETS	$2,056,271,590

NET ASSETS CONSIST OF:
Paid-in-capital	$1,496,504,554
Undistributed net investment income (loss)	7,745,671
Accumulated net realized gain (loss) on total investments	94,073,508
Net unrealized appreciation (depreciation) on total investments	457,947,857
Net Assets	$2,056,271,590

INSTITUTIONAL CLASS:
Net assets	$1,388,104,344
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	86,789,185
Net asset value per share	$15.99

ADVISOR CLASS:
Net assets	$919,411
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	57,446
Net asset value per share	$16.00

PREMIER CLASS:
Net assets	$76,856,489
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,802,013
Net asset value per share	$16.01

RETIREMENT CLASS:
Net assets	$359,659,647
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,652,888
Net asset value per share	$16.61

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	15

Statement of assets and liabilities (unaudited)	concluded

Real Estate Securities Fund ■ September 30, 2017

RETAIL CLASS:
Net assets	$230,731,699
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,528,582
Net asset value per share	$15.88
† Portfolio investments, cost	$1,605,408,783

16	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations (unaudited)

Real Estate Securities Fund  ■  For the period ended September 30, 2017

INVESTMENT INCOME
Dividends	$26,026,189
Dividends from affiliated investments	1,160,000
Interest	241,251
Payment from affiliate	76,379
Total income	27,503,819

EXPENSES
Management fees	5,094,283
Shareholder servicing — Institutional Class	2,512
Shareholder servicing — Advisor Class	528
Shareholder servicing — Premier Class	79
Shareholder servicing — Retirement Class	440,464
Shareholder servicing — Retail Class	68,967
Distribution fees — Premier Class	69,733
Distribution fees — Retail Class	289,121
Administrative service fees	37,225
Trustee fees and expenses	11,027
Other expenses	167,567
Total expenses	6,181,506
Net investment income (loss)	21,322,313

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	41,719,666
Affiliated investments	19,778,088
Net realized gain (loss) on total investments	61,497,754
Change in unrealized appreciation (depreciation) on:
Portfolio investments	51,384,856
Affiliated investments	(26,452,319)
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	24,932,537
Net realized and unrealized gain (loss) on total investments	$86,430,291
Net increase (decrease) in net assets from operations	$107,752,604

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	17

Statements of changes in net assets

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2017	March 31, 2017
		(unaudited)
OPERATIONS
Net investment income (loss)		$21,322,313	$34,982,744
Net realized gain (loss) on total investments		61,497,754	62,594,476
Net change in unrealized appreciation (depreciation) on total investments		24,932,537	(45,473,720)
Net increase (decrease) in net assets from operations		107,752,604	52,103,500

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(11,436,013)	(28,818,596)
	Advisor Class	(6,178)	(7,385)
	Premier Class	(625,306)	(1,885,839)
	Retirement Class	(2,303,103)	(5,895,740)
	Retail Class	(1,508,561)	(4,171,333)
From realized gains:	Institutional Class	—	(20,650,555)
	Advisor Class	—	(7,028)
	Premier Class	—	(1,462,168)
	Retirement Class	—	(4,800,516)
	Retail Class	—	(3,451,287)
Total distributions		(15,879,161)	(71,150,447)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	120,236,458	256,340,891
	Advisor Class	309,168	480,513
	Premier Class	4,888,091	23,592,031
	Retirement Class	18,893,078	59,617,654
	Retail Class	8,119,313	24,604,837
Reinvestments of distributions:	Institutional Class	11,377,294	49,421,781
	Advisor Class	4,953	10,673
	Premier Class	625,278	3,348,007
	Retirement Class	2,303,088	10,694,528
	Retail Class	1,422,491	7,211,060
Redemptions:	Institutional Class	(254,671,003)	(133,360,317)
	Advisor Class	(3,164)	(10,079)
	Premier Class	(27,295,296)	(16,656,470)
	Retirement Class	(11,915,694)	(48,327,359)
	Retail Class	(14,595,962)	(38,436,958)
Net increase (decrease) from shareholder transactions		(140,301,907)	198,530,792
Net increase (decrease) in net assets		(48,428,464)	179,483,845
NET ASSETS
Beginning of period		2,104,700,054	1,925,216,209
End of period		$2,056,271,590	$2,104,700,054
Undistributed net investment income (loss) included in net assets		$7,745,671	$2,302,519

18	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets	concluded

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2017	March 31, 2017
		(unaudited)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	7,553,406	16,578,617
	Advisor Class	19,573	30,830
	Premier Class	307,887	1,508,051
	Retirement Class	1,146,022	3,677,884
	Retail Class	516,046	1,594,295
Shares reinvested:	Institutional Class	713,596	3,280,867
	Advisor Class	311	713
	Premier Class	39,186	222,285
	Retirement Class	139,136	684,697
	Retail Class	89,843	482,686
Shares redeemed:	Institutional Class	(16,078,666)	(8,705,835)
	Advisor Class	(200)	(686)
	Premier Class	(1,695,045)	(1,103,310)
	Retirement Class	(722,967)	(3,091,577)
	Retail Class	(929,017)	(2,526,893)
Net increase (decrease) from shareholder transactions		(8,900,889)	12,632,624

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	19

Financial highlights

Real Estate Securities Fund

	Selected per share data													Ratios and supplemental data
		Gain (loss) from investment operations
				Net realized											Ratios to average net assets
For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Total return		Net assets					Net		Net investment
period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		excluding payment from affiliates	[u]	at end of period (in thousands)	Gross expense		Net expense		investment income (loss)		income (loss) excluding payments from affiliates	[u]	Portfolio turnover rate
Institutional Class
9/30/17#	$15.31	$0.17		$0.64	$0.81	$(0.13)	$ —	$(0.13)	$15.99	5.28%[b]		5.28%[b]		$1,388,104	0.50%[c]		0.50%[c]		2.10%[c]		2.09%[c]		14%[b]
3/31/17	15.44	0.27		0.15	0.42	(0.32)	(0.23)	(0.55)	15.31	2.82		2.79		1,448,714	0.51		0.50		1.79		1.76		52
3/31/16	15.92	0.36		0.15	0.51	(0.34)	(0.65)	(0.99)	15.44	3.76		3.76		1,288,020	0.51		0.47		2.44		2.44		33
3/31/15	13.20	0.26		2.97	3.23	(0.25)	(0.26)	(0.51)	15.92	24.80		24.80		1,379,388	0.52		0.52		1.79		1.79		29
3/31/14	13.05	0.26		0.34	0.60	(0.25)	(0.20)	(0.45)	13.20	4.89		4.89		950,769	0.52		0.52		2.00		2.00		65
3/31/13	11.87	0.19		1.21	1.40	(0.22)	—	(0.22)	13.05	11.88		11.88		864,577	0.53		0.53		1.53		1.53		50
Advisor Class
9/30/17#	15.32	0.16		0.64	0.80	(0.12)	—	(0.12)	16.00	5.21	[b]	5.21	[b]	919	0.64	[c]	0.64	[c]	2.03	[c]	2.02	[c]	14	[b]
3/31/17	15.44	0.18		0.24	0.42	(0.31)	(0.23)	(0.54)	15.32	2.82		2.80		579	0.56		0.56		1.20		1.18		52
3/31/16‡	15.38	0.11		0.80	0.91	(0.20)	(0.65)	(0.85)	15.44	6.37	[b]	6.37	[b]	107	0.73	[c]	0.61	[c]	2.47	[c]	2.47	[c]	33
Premier Class
9/30/17#	15.32	0.16		0.65	0.81	(0.12)	—	(0.12)	16.01	5.26	[b]	5.26	[b]	76,856	0.65	[c]	0.65	[c]	1.96	[c]	1.95	[c]	14	[b]
3/31/17	15.44	0.25		0.16	0.41	(0.30)	(0.23)	(0.53)	15.32	2.73		2.70		94,236	0.66		0.65		1.66		1.63		52
3/31/16	15.93	0.34		0.14	0.48	(0.32)	(0.65)	(0.97)	15.44	3.54		3.54		85,298	0.66		0.61		2.31		2.31		33
3/31/15	13.21	0.25		2.96	3.21	(0.23)	(0.26)	(0.49)	15.93	24.59		24.59		65,159	0.67		0.67		1.72		1.72		29
3/31/14	13.05	0.24		0.35	0.59	(0.23)	(0.20)	(0.43)	13.21	4.81		4.81		47,330	0.67		0.67		1.88		1.88		65
3/31/13	11.88	0.17		1.20	1.37	(0.20)	—	(0.20)	13.05	11.62		11.62		62,709	0.68		0.68		1.37		1.37		50
Retirement Class
9/30/17#	15.90	0.15		0.67	0.82	(0.11)	—	(0.11)	16.61	5.14	[b]	5.14	[b]	359,660	0.75	[c]	0.75	[c]	1.86	[c]	1.85	[c]	14	[b]
3/31/17	16.00	0.25		0.16	0.41	(0.28)	(0.23)	(0.51)	15.90	2.66		2.63		335,327	0.76		0.75		1.58		1.55		52
3/31/16	16.47	0.34		0.14	0.48	(0.30)	(0.65)	(0.95)	16.00	3.42		3.42		317,204	0.76		0.72		2.19		2.19		33
3/31/15	13.64	0.23		3.07	3.30	(0.21)	(0.26)	(0.47)	16.47	24.50		24.50		370,757	0.77		0.77		1.53		1.53		29
3/31/14	13.46	0.24		0.36	0.60	(0.22)	(0.20)	(0.42)	13.64	4.70		4.70		238,718	0.77		0.77		1.76		1.76		65
3/31/13	12.25	0.17		1.23	1.40	(0.19)	—	(0.19)	13.46	11.47		11.47		253,707	0.78		0.78		1.30		1.30		50
Retail Class
9/30/17#	15.21	0.14		0.63	0.77	(0.10)	—	(0.10)	15.88	5.09	[b]	5.09	[b]	230,732	0.81	[c]	0.81	[c]	1.80	[c]	1.79	[c]	14	[b]
3/31/17	15.33	0.24		0.14	0.38	(0.27)	(0.23)	(0.50)	15.21	2.59		2.56		225,844	0.82		0.81		1.55		1.52		52
3/31/16	15.82	0.32		0.14	0.46	(0.30)	(0.65)	(0.95)	15.33	3.40		3.40		234,588	0.82		0.77		2.15		2.15		33
3/31/15	13.12	0.22		2.95	3.17	(0.21)	(0.26)	(0.47)	15.82	24.41		24.41		239,535	0.83		0.83		1.49		1.49		29
3/31/14	12.97	0.22		0.34	0.56	(0.21)	(0.20)	(0.41)	13.12	4.56		4.56		180,245	0.86		0.86		1.68		1.68		65
3/31/13	11.80	0.14		1.21	1.35	(0.18)	—	(0.18)	12.97	11.49		11.49		187,722	0.87		0.87		1.17		1.17		50

#	Unaudited
‡	The Advisor class commenced operations on December 4, 2015.
a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
u	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

20	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	21

Notes to financial statements (unaudited)

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of

22	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	23

Notes to financial statements (unaudited)

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds adopted amendments to Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but may have resulted in new disclosures in the schedule of investment for certain investment types. Please refer to Note 3 of the financial statement disclosure for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized

24	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASU 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of September 30, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	25

Notes to financial statements (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2017, there were no material transfers between levels by the Fund.

The following table summarizes the market value of the Fund’s investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Equity investments:
Real estate development	$—	$8,875,000	$—	$8,875,000
All other equity investments*	1,994,247,600	—	—	1,994,247,600
Short-term investments	—	60,234,040	—	60,234,040
Total	$1,994,247,600	$69,109,040	$—	$2,063,356,640

*	For detailed categories, see the accompanying Portfolio of investments.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.35% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate is 0.48% as of September 30, 2017. Prior to May 1, 2017, the investment management fee range was 0.38% to 50% of average daily net assets. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has also entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for

26	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

the Advisor Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2018, unless changed with approval of the Board.

Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. These amounts are included in Payment from affiliate on the Statement of Operations.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2017, these transactions did not materially impact the Fund.

At September 30, 2017, TIAA Access, a registered separate account of TIAA, owned 11% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of September 30, 2017, one 529 Plan owned 12% of the Real Estate Securities Fund.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

	Value at		Purchase	Sales		Realized
Issue	March 31, 2017		cost	proceeds		gain (loss	)
Rexford Industrial Realty, Inc	$90,080,000		$—	$48,486,561		$19,778,088

	Change in
	unrealized			Shares at		Value at
	appreciation		Dividend	September 30,		September 30,
	(depreciation	)	income	2017		2017
Rexford Industrial Realty, Inc	(26,452,319)		$1,160,000	N/A	*	$ N/A	*

*	Not applicable—at September 30, 2017, the issuer was not an affiliated company of the Fund, but it was affiliated during the year.

TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	27

Notes to financial statements (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At September 30, 2017, the cost of all investments for federal income tax purposes was $1,617,691,424. Net unrealized appreciation of investments for federal income tax purposes was $445,665,216, consisting of gross unrealized appreciation of $453,463,310 and gross unrealized depreciation of $(7,798,094).

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended September 30, 2017 were $283,197,273 and $400,695,769, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2017 was as follows:

		Long-term
	Ordinary income	capital gains	Total
3/31/2017	$40,778,893	$30,371,554	$71,150,447

The tax character of the fiscal year 2018 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2017, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the

28	2017 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

concluded

Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Real Estate Securities Fund ■ 2017 Semiannual Report	29

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

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Semiannual Report

September 30, 2017

TIAA-CREF Funds

Fixed-Income Funds

The semiannual report contains the financial statements (unaudited).

Bond

Bond Index

Bond Plus

High-Yield

Inflation-Linked Bond

Short-Term Bond

Short-Term Bond Index

Social Choice Bond

Tax-Exempt Bond

Money Market

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers to the TIAA-CREF Fixed-Income Funds on the cover of this report.

This semiannual report contains information about the TIAA-CREF Funds and describes their results for the twelve months ended September 30, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of September 30, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	3

Brad Finkle

Letter to investors

The U.S. bond market advanced at a moderate pace during the six months ended September 30, 2017. All sectors of the domestic bond market delivered positive performance during the period, reflecting some uncertainty with respect to the strength of the U.S. economic recovery and future monetary policy amid ongoing political turmoil and geopolitical tensions. Against this generally favorable backdrop for bond investors, all of the TIAA-CREF fixed-income funds generated positive returns for the six-month period.

•	The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 2.3% for the six-month period. For the one-year period ended September 30, 2017, the index returned 0.1%, which trailed its average annual gains for the past three-, five- and ten-year periods.
•	Institutional Class returns for four of the nine funds in operation throughout the period were positive and exceeded the returns of their respective benchmarks. (See page 8 for benchmark definitions.)
•	The five remaining funds also posted positive returns but fell short of their respective benchmarks—some only slightly. (The Money Market Fund is technically not a fixed-income fund and does not have a benchmark.)

The U.S. economy grew at a moderate pace during the six-month period, driven by solid consumer spending and a robust labor market. After a strong start, however, growth was tempered by the impact of three powerful hurricanes—two that struck the U.S. mainland and a third hitting Puerto Rico—all in the space of less than six weeks in August and September. The unemployment rate continued to decline, falling to 4.2%, its lowest level in more than 16 years. Core inflation, which includes all items except food and energy, remained below 2.0% for the period, though oil prices rose modestly. In June, the Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2008.

Fixed-income markets posted moderate gains, and all major bond categories advanced over the six-month period. Yields on shorter-term U.S. Treasury securities rose in response to the Fed’s actions, while those on longer-term maturities declined (bond yields move in the opposite direction of prices). High-yield bonds performed best, surpassing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also performed well.

All TIAA-CREF fixed-income funds post positive returns

All sectors of the broad U.S. bond market delivered positive returns for the six-month period, and all nine TIAA-CREF fixed-income funds ended the period with gains. Returns for the Institutional Class ranged from 0.2% for the Inflation-Linked Bond Fund to 3.2% for both the Tax-Exempt Bond Fund and the High-Yield Fund.

The Bond Index Fund, which seeks to replicate the characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index, performed roughly in line with the index, returning 2.2% versus the index’s 2.3%. The Bond Fund and the Bond Plus Fund both outperformed the Aggregate index by modest amounts, returning 2.7% and 2.9%, respectively, mostly as a result of overweight positions in the strong-performing corporate sector.

4	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The Social Choice Fund also outpaced its benchmark, posting a solid 2.6% return and benefiting from an overweight position in the index-leading municipals sector. Similarly, the Tax-Exempt Bond Fund delivered a strong 3.2% return, as yields for municipal debt remained high; however, the fund underperformed its benchmark due to unfavorable yield-curve positioning across several sectors.

The High-Yield Fund also returned a solid 3.2% for the period, but it, too, lagged its benchmark, falling short by approximately one full percentage point. This underperformance was primarily the result of certain sector allocations and security selections not performing as anticipated.

The Inflation-Linked Bond Fund marginally trailed its benchmark, mainly due to inopportune yield curve positioning and security selection in U.S. Treasuries. The Short-Term Bond Index Fund also slightly lagged its benchmark.

The Short-Term Bond Fund solidly outperformed its benchmark, reflecting its overweight allocation to commercial mortgage-backed securities.

The Money Market Fund posted a return of 0.4% for the six months, outperforming the 0.2% return of the All Government iMoneyNet Money Fund Average.

A detailed overview of the fixed-income markets during the period appears in our Market Monitor on page 6. A discussion of each fund and its relative performance begins on page 10.

Short term looks mostly favorable, longer term uncertain

Most forecasters suggest that the U.S. economy may continue to expand at a moderate pace through the remainder of 2017 and into 2018, extending what is now an eight-and-a-half-year growth trajectory since the Great Recession that began almost a decade ago. With 3.0% annualized growth reported in the third quarter of 2017, according to the U.S. government’s first estimate, expectations are that U.S. economic growth could exceed 2.5% for the full year and may continue at that pace in 2018. Of course, nothing is guaranteed, but so far, the fundamentals for ongoing economic growth remain in place. Looking farther out on the horizon, the picture is less clear, as we anticipate further monetary actions by the Federal Reserve and await uncertain federal policy decisions with regard to both domestic and international issues.

As long-term investors, we must bear in mind that uncertainty and the associated potential for risk will always be with us. In fact, it is hard to recall a time in recent market history that was completely free of some looming concern—from the stagflation of the 1970s to the “irrational exuberance” of the dot-com bubble in the 1990s to the housing market collapse and ensuing credit crisis of more recent memory. Long-term investors never grow complacent about the presence of market risk, but neither do we respond to changes in the market environment with knee-jerk reactions.

We have frequently reminded shareholders that in times of uncertainty it is especially important to follow a few key steps in evaluating their portfolios. In our view, there are three evergreen investment principles that all investors should bear in mind: first, that portfolio diversification, while not a guarantee, can be an effective way to mitigate risk, and that a professionally managed mutual fund is often a go-to vehicle for owning a diversified portfolio of fixed-income assets; second, that trying to make buy and sell decisions based on emotions or market events is rarely a winning strategy, even for seasoned investment professionals; and lastly, that one should always keep long-term investment goals in mind.

As always, if you ever need assistance with your investment strategy or have questions about your fixed-income investments, we encourage you to contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	5

Market monitor

Bond markets advance, Fed raises rates

All major fixed-income markets posted gains during the six-month period, advancing amid moderate economic growth and inflation that remained in check. Investors appeared to take an interest-rate increase by the Federal Reserve in stride as most fixed-income markets displayed relatively low levels of volatility throughout the period. Over the six months, investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 2.3%.

The growing economy, solid corporate profits and low interest rates continued to make high-yield bonds attractive to investors willing to take more risk for the potential of more income. U.S. high-yield bonds, as measured by the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, earned 4.2% for the period. Municipal bond investors continued to shake off concerns about the impact of possible federal tax reform. Municipal securities, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, advanced 3.4%. The Bloomberg Barclays U.S. 1–3 Government/Credit Bond Index returned 0.7%, while the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index gained 0.3%.

U.S. economy grows, inflation remains low

Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a seasonally adjusted annualized rate of 3.1% during the second quarter of 2017, its best quarterly performance in more than two years. In the third quarter, the economy grew at a rate of 3.0% (according to the U.S.

Shorter-term bonds underperform

due to greater yield increase*

U.S. Treasury yields: beginning and end of six-month period

*Bond prices move in the opposite direction of yields.

Source: U.S. Department of the Treasury

government’s first estimate), despite the impact of three powerful hurricanes that struck the U.S. mainland and Puerto Rico in August and September. The national unemployment rate declined from 4.4% in April to 4.2% in September, its lowest level in more than 16 years. The labor participation rate, which measures people who are either employed or unemployed and actively looking for work, improved slightly to 63.1%. Consumer spending saw impressive growth, hitting a record high during the first three months of the period. Consumer confidence, which had set a 16-year high earlier in the year, declined slightly during the six-month period.

Inflation remained tame throughout the period. Core inflation, which includes all items except food and energy, remained stable during the period and was at an annualized rate of 1.7% on September 30, 2017. Oil prices stayed within a narrow price range and ended the period slightly higher. The price of West Texas Intermediate Crude Oil rose from $50 per barrel to nearly $52 over the six months. The broad U.S. stock market, as measured by the Russell 3000 Index, gained 7.7% during the period. Yields on shorter-term U.S. Treasury securities rose in response to the Fed’s actions while those on longer-term maturities declined (bond yields move in the opposite direction of prices).

Fed raises rates again

During the period, the Federal Reserve increased the federal funds target rate to 1.00%–1.25%. It was the second time the Fed increased the key short-term interest-rate measure in 2017. Policymakers indicated that another increase could occur by year-end, and that additional hikes were possible in 2018. The U.S. central bankers are in the process of slowly reversing strategies first launched nearly a decade ago to stimulate the economy amid the 2008 financial crisis. In September, the Fed said it would begin to reduce its large portfolio of bonds and other securities, purchased after the crisis, by phasing out reinvestments.

Overseas, other central bankers were also considering whether to raise interest rates and taper stimulus measures amid mostly stable economic growth around the world. The Bank of England said it might consider raising its benchmark interest rate in the “coming months.” Investors watched the European Central Bank closely for signs it would begin to curtail its bond-buying program next year.

6	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, a TIAA-CREF Fund’s ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	7

About the funds’ benchmarks

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

BofA Merrill Lynch is used with permission. BOFA MERRILL LYNCH IS LICENSING THE BOFA MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE BOFA MERRILL LYNCH INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA OR ANY OF ITS PRODUCTS OR SERVICES.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

8	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2017–September 30, 2017).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	9

Bond Fund

Portfolio composition

% of net assets as of 9/30/2017
Corporate bonds	24.0
Asset-backed securities	16.7
Mortgage-backed securities	15.3
Foreign government & corporate bonds denominated in U.S. dollars	12.9
U.S. Treasury securities	12.0
Commercial mortgage-backed securities	10.2
Municipal bonds	5.8
Bank loan obligations	1.4
U.S. agency securities	0.3
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2017
Less than 1 year	6.4
1–3 years	16.0
3–5 years	21.3
5–10 years	39.4
Over 10 years	16.9
Total	100.0

Holdings by credit quality#

% of fixed-income investments (excluding short-term investments) as of 9/30/2017
Aaa/AAA	42.2
Aa/AA	8.0
A/A	13.6
Baa/BBB	26.3
Ba/BB	4.1
B/B	2.5
Below B/B	1.5
Non-rated	1.8
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2017

The Bond Fund returned 2.65% for the Institutional Class, compared with the 2.31% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2017, the fund returned 1.22%, versus 0.07% for the index. The table below shows returns for all share classes of the fund.

Bonds gain as economy grows, Fed raises rates

The U.S. economy grew at a moderate pace during the six-month period, driven by solid consumer spending and a robust labor market. After a strong start, however, three powerful hurricanes struck the U.S. mainland and Puerto Rico in August and September, tempering the economy’s growth. The unemployment rate continued to decline, falling to 4.2%, its lowest level in more than 16 years. Core inflation, which includes all items except food and energy, remained below 2.0% for the period, though oil prices rose modestly from $50 a barrel on April 1, 2017, to nearly $52 a barrel on September 30, 2017.

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2008.

Fixed-income markets posted moderate gains, and all major bond categories advanced over the six-month period. Yields on shorter-term U.S. Treasury securities rose in response to the Fed’s actions while those on longer-term maturities

Performance as of September 30, 2017

Bond Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIBDX	7/1/99	2.65%	1.22%	2.88%		4.65%		0.31%	0.31%
Advisor Class	TIBHX	12/4/15	2.70	1.26	2.88	†	4.65	†	0.41	0.41
Premier Class	TIDPX	9/30/09	2.67	1.17	2.74		4.53	†	0.46	0.46
Retirement Class	TIDRX	3/31/06	2.50	1.00	2.62		4.38		0.56	0.56
Retail Class	TIORX	3/31/06	2.48	0.95	2.56		4.39		0.61	0.61
Bloomberg Barclays U.S. Aggregate Bond Index		—	2.31	0.07	2.06		4.27		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

declined (bond yields move in the opposite direction of prices). High-yield bonds performed best, surpassing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also performed well.

Corporate bonds surge, driving benchmark returns

All sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the six-month period. Corporate bonds, which accounted for more than one-quarter of the index at period-end, gained 3.9%. Corporates benefited from the growing economy and strong earnings, offering higher returns to investors willing to accept more risk. Within the Aggregate index, government-related credit, commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the next best performers, with returns of 2.9%, 2.1% and 1.9%, respectively. U.S. Treasury securities, the largest weighting in the index at 36.9%, gained 1.6% for the period.

Favorable sector positioning fuels fund’s outperformance

The fund outpaced its benchmark during the period, mostly due to opportune positioning in several sectors. Of particular note, an overweight to the large, strong-performing corporate bond sector made it the top contributor to the fund’s relative outperformance. An overweight position also made the asset-backed securities sector the second-largest contributor to fund performance versus the benchmark. Fund results in the CMBS sector followed closely, due to strong security selection and an overweighted allocation.

By contrast, unfavorable yield curve positioning generally detracted from the fund’s performance relative to the benchmark. With respect to specific sectors, fund positions within the U.S. Treasury and MBS sectors detracted from relative performance, as did a small allocation to cash.

Expense example

Six months ended September 30, 2017

Bond Fund	Beginning account value (4/1/17)	Ending account value (9/30/17)	Expenses paid during period* (4/1/17– 9/30/17)
Actual return
Institutional Class	$1,000.00	$1,026.49	$1.52
Advisor Class	1,000.00	1,027.04	1.98
Premier Class	1,000.00	1,026.70	2.29
Retirement Class	1,000.00	1,024.99	2.79
Retail Class	1,000.00	1,024.78	2.99
5% annual hypothetical return
Institutional Class	1,000.00	1,023.56	1.52
Advisor Class	1,000.00	1,023.11	1.98
Premier Class	1,000.00	1,022.81	2.28
Retirement Class	1,000.00	1,022.31	2.79
Retail Class	1,000.00	1,022.11	2.99

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.39% for the Advisor Class, 0.45% for the Premier Class, 0.55% for the Retirement Class and 0.59% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 9/30/2017
Net assets	$4,396.75 million
Number of issues	1,479
Portfolio turnover rate†	77%
Portfolio turnover rate, excluding mortgage dollar roll transactions	61%
Option-adjusted duration‡	5.63 years
Average maturity§	8.12 years

†	The portfolio turnover rate covers the six-month period from April 1, 2017–September 30, 2017 and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	11

Bond Index Fund

Portfolio composition

% of net assets as of 9/30/2017
U.S. Treasury securities	36.1
Mortgage-backed securities	28.1
Corporate bonds	21.0
Foreign government & corporate bonds denominated in U.S. dollars	8.9
U.S. agency securities	2.1
Commercial mortgage-backed securities	1.5
Municipal bonds	0.9
Asset-backed securities	0.8
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2017
Less than 1 year	2.3
1–3 years	16.4
3–5 years	27.1
5–10 years	38.6
Over 10 years	15.6
Total	100.0

Holdings by credit quality#

% of fixed-income investments (excluding short-term investments) as of 9/30/2017
Aaa/AAA	71.0
Aa/AA	4.5
A/A	10.7
Baa/BBB	13.8
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2017

The Bond Index Fund returned 2.24% for the Institutional Class, compared with the 2.31% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2017, the fund returned –0.19%, versus 0.07% for the index. The table below shows returns for all share classes of the fund.

Bonds gain as economy grows, Fed raises rates

The U.S. economy grew at a moderate pace during the six-month period, driven by solid consumer spending and a robust labor market. After a strong start, however, three powerful hurricanes struck the U.S. mainland and Puerto Rico in August and September, tempering the economy’s growth. The unemployment rate continued to decline, falling to 4.2%, its lowest level in more than 16 years. Core inflation, which includes all items except food and energy, remained below 2.0% for the period, though oil prices rose modestly from $50 a barrel on April 1, 2017, to nearly $52 a barrel on September 30, 2017.

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2008.

Fixed-income markets posted moderate gains, and all major bond categories advanced over the six-month period. Yields on shorter-term U.S. Treasury securities rose in response to the Fed’s actions while those on longer-term maturities

Performance as of September 30, 2017

Bond Index Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		Since inception		gross	net
Institutional Class	TBIIX	9/14/09	2.24%	–0.19%	1.92%		3.46%		0.12%	0.12%
Advisor Class	TBIAX	12/4/15	2.11	–0.26	1.89	†	3.44	†	0.21	0.21
Premier Class	TBIPX	9/30/09	2.07	–0.35	1.75		3.29	†	0.27	0.27
Retirement Class	TBIRX	9/14/09	2.12	–0.44	1.64		3.20		0.37	0.37
Retail Class	TBILX	9/14/09	2.08	–0.52	1.56		3.10		0.44	0.44
Bloomberg Barclays U.S. Aggregate Bond Index		—	2.31	0.07	2.06		3.65	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses ae taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

12	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

declined (bond yields move in the opposite direction of prices). High-yield bonds performed best, surpassing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also performed well.

Corporate bonds surge, driving benchmark returns

All sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the six-month period. Corporate bonds, which accounted for more than one-quarter of the index at period-end, gained 3.9%. Corporates benefited from the growing economy and strong earnings, offering higher returns to investors willing to accept more risk. Within the Aggregate index, government-related credit, commercial mortgage-backed securities and mortgage-backed securities were the next best performers, with returns of 2.9%, 2.1% and 1.9%, respectively. U.S. Treasury securities, the largest weighting in the index at 36.9%, gained 1.6% for the period.

The fund trails its benchmark index

For the six-month period, the fund’s performance trailed that of its benchmark. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

Since its inception, the fund has sought to maintain the overall characteristics of its benchmark. The fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

Expense example

Six months ended September 30, 2017

Bond Index Fund	Beginning account value (4/1/17)	Ending account value (9/30/17)	Expenses paid during period* (4/1/17– 9/30/17)
Actual return
Institutional Class	$1,000.00	$1,022.44	$0.56
Advisor Class	1,000.00	1,021.05	1.01
Premier Class	1,000.00	1,020.73	1.37
Retirement Class	1,000.00	1,021.16	1.87
Retail Class	1,000.00	1,020.82	2.18
5% annual hypothetical return
Institutional Class	1,000.00	1,024.52	0.56
Advisor Class	1,000.00	1,024.07	1.01
Premier Class	1,000.00	1,023.71	1.37
Retirement Class	1,000.00	1,023.21	1.88
Retail Class	1,000.00	1,022.91	2.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.11% for the Institutional Class, 0.20% for the Advisor Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.43% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 9/30/2017
Net assets	$8,511.73 million
Number of issues	6,051
Portfolio turnover rate†	6%
Option-adjusted duration‡	5.95 years
Average maturity§	7.94 years

†	The portfolio turnover rate covers the six-month period from April 1, 2017–September 30, 2017 and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	13

Bond Plus Fund

Portfolio composition

% of net assets
as of 9/30/2017
Mortgage-backed securities	23.9
Corporate bonds	23.6
Foreign government & corporate bonds denominated in U.S. dollars	14.5
U.S. Treasury securities	13.7
Asset-backed securities	8.7
Municipal bonds	5.7
Commercial mortgage-backed securities	4.9
Bank loan obligations	3.6
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2017
Less than 1 year	7.1
1–3 years	7.9
3–5 years	19.3
5–10 years	49.9
Over 10 years	15.8
Total	100.0

Holdings by credit quality#

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2017
Aaa/AAA	42.7
Aa/AA	5.4
A/A	12.6
Baa/BBB	20.3
Ba/BB	7.4
B/B	6.0
Below B/B	2.9
Non-rated	2.7
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2017

The Bond Plus Fund returned 2.85% for the Institutional Class, compared with the 2.31% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2017, the fund returned 1.79%, versus 0.07% for the index. The table below shows returns for all share classes of the fund.

Bonds gain as economy grows, Fed raises rates

The U.S. economy grew at a moderate pace during the six-month period, driven by solid consumer spending and a robust labor market. After a strong start, however, three powerful hurricanes struck the U.S. mainland and Puerto Rico in August and September, tempering the economy’s growth. The unemployment rate continued to decline, falling to 4.2%, its lowest level in more than 16 years. Core inflation, which includes all items except food and energy, remained below 2.0% for the period, though oil prices rose modestly from $50 a barrel on April 1, 2017, to nearly $52 a barrel on September 30, 2017.

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2008.

Fixed-income markets posted moderate gains, and all major bond categories advanced over the six-month period. Yields on shorter-term U.S. Treasury securities rose in response to the Fed’s actions while those on longer-term maturities

Performance as of September 30, 2017

Bond Plus Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIBFX	3/31/06	2.85%	1.79%	3.15%		4.76%		0.31%	0.31%
Advisor Class	TCBHX	12/4/15	2.80	1.79	3.14	†	4.76	†	0.41	0.41
Premier Class	TBPPX	9/30/09	2.68	1.55	2.97		4.63	†	0.46	0.46
Retirement Class	TCBRX	3/31/06	2.72	1.54	2.89		4.49		0.56	0.56
Retail Class	TCBPX	3/31/06	2.69	1.48	2.81		4.49		0.63	0.63
Bloomberg Barclays U.S. Aggregate Bond Index		—	2.31	0.07	2.06		4.27		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

declined (bond yields move in the opposite direction of prices). High-yield bonds performed best, surpassing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also performed well.

Corporate bonds surge, driving benchmark returns

All sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the six-month period. Corporate bonds, which accounted for more than one-quarter of the index at period-end, gained 3.9%. Corporates benefited from the growing economy and strong earnings, offering higher returns to investors willing to accept more risk. Within the Aggregate index, government-related credit, commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the next best performers, with returns of 2.9%, 2.1% and 1.9%, respectively. U.S. Treasury securities, the largest weighting in the index at 36.9%, gained 1.6% for the period.

Favorable sector positioning fuels fund’s outperformance

The fund outpaced its benchmark during the period, mostly due to opportune positioning in several sectors. Of particular note, an overweight to the large, strong-performing corporate bond sector made it the top contributor to the fund’s relative outperformance. Astute security selection in the CMBS sector made it the second-largest contributor to fund performance versus the benchmark. Fund results in the overweighted asset-backed securities sector also made a positive contribution.

By contrast, unfavorable yield curve positioning generally detracted from the fund’s performance relative to the benchmark. With respect to specific sectors, fund positions within the MBS and U.S. Treasury sectors detracted from relative performance, as did a small allocation to cash.

Expense example

Six months ended September 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Bond Plus	value	value	(4/1/17–
Fund	(4/1/17)	(9/30/17)	9/30/17)
Actual return
Institutional Class	$1,000.00	$1,028.52	$1.53
Advisor Class	1,000.00	1,028.00	2.08
Premier Class	1,000.00	1,026.77	2.29
Retirement Class	1,000.00	1,027.23	2.85
Retail Class	1,000.00	1,026.89	3.15
5% annual hypothetical return
Institutional Class	1,000.00	1,023.56	1.52
Advisor Class	1,000.00	1,023.01	2.08
Premier Class	1,000.00	1,022.81	2.28
Retirement Class	1,000.00	1,022.26	2.84
Retail Class	1,000.00	1,021.96	3.14

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.41% for the Advisor Class, 0.45% for the Premier Class, 0.56% for the Retirement Class and 0.62% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 9/30/2017
Net assets	$3,899.37 million
Number of issues	1,451
Portfolio turnover rate†	86%
Portfolio turnover rate, excluding mortgage dollar roll transactions	59%
Option-adjusted duration‡	5.68 years
Average maturity§	8.27 years

†	The portfolio turnover rate covers the six-month period from April 1, 2017–September 30, 2017 and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	15

High-Yield Fund

Portfolio composition

% of net assets
as of 9/30/2017
Corporate bonds	69.9
Foreign government & corporate bonds denominated in U.S. dollars	11.9
Bank loan obligations	7.1
U.S. Treasury securities	0.8
Common stocks & rights	0.5
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	9.7
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2017
Less than 1 year	10.2
1–3 years	5.7
3–5 years	22.7
5–10 years	56.8
Over 10 years	4.6
Total	100.0

Holdings by credit quality#

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2017
Baa/BBB	1.7
Ba/BB	52.1
B/B	39.7
Below B/B	5.1
Non-rated	1.4
Total	100.0

#	Credit quality ratings are based on the BofA Merrill Lynch Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Performance for the six months ended September 30, 2017

The High-Yield Fund returned 3.20% for the Institutional Class, compared with the 4.19% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2017, the fund returned 7.66%, versus 7.91% for the index. The table below shows returns for all share classes of the fund.

High-yield bonds advance amid continued economic growth and higher oil prices

The U.S. economy grew at a moderate pace during the six-month period, driven by solid consumer spending and a robust labor market. Core inflation, which includes all items except food and energy, remained below 2.0% for the period, though oil prices rose modestly from $50 a barrel on April 1, 2017, to nearly $52 a barrel on September 30, 2017. Assets offering risk premiums benefited from spread tightening (contraction of the yield gap between U.S. high-yield and Treasury securities) as U.S. economic growth persisted and oil prices rose. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.

For the six months, high-yield bonds outpaced the 2.31% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Similarly, for the ten years ended September 30, 2017, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index rose 7.25% on an average annual basis, outperforming the 4.27% average annual return of the broad domestic bond market for the same period.

Performance as of September 30, 2017

High-Yield Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIHYX	3/31/06	3.20%	7.66%	5.72%		7.31%		0.36%	0.36%
Advisor Class	TIHHX	12/4/15	3.02	7.43	5.66	†	7.28	†	0.46	0.46
Premier Class	TIHPX	9/30/09	3.02	7.50	5.56		7.18	†	0.51	0.51
Retirement Class	TIHRX	3/31/06	2.97	7.39	5.45		7.03		0.61	0.61
Retail Class	TIYRX	3/31/06	2.96	7.37	5.43		7.06		0.63	0.63
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index		—	4.19	7.91	6.14		7.25		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

16	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

High-yield bond issuance, default rates decline

New issuance in the high-yield bond market seesawed from April through July, then climbed higher in August and September. However, volumes still receded when compared to the same period last year. Overall, new high-yield debt issuance totaled more than $121 billion over the six months, down from about $145 billion over the same period in 2016. Investors gravitated toward riskier asset classes rather than the perceived safety of U.S. Treasuries and other higher-quality investment-grade bonds, resulting in advances across high-yield issues for the six months. Bonds rated “BB” and “B” rose 4.7% and 3.5%, respectively. Lower-quality bonds (those rated “CCC” and below) landed in the middle, gaining 3.9%. In a reversal from last year, U.S. default rates trended downward. The U.S. issuer-weighted speculative grade default rate declined to 3.3% on September 30, 2017, from 5.5% (revised from 5.4%) a year earlier, according to Moody’s Investor Service.

Fund advances but trails its benchmark

For the six months, the fund trailed its benchmark as certain sector allocations and security selections did not perform as anticipated. Security selection in the energy exploration & production sector was the largest detractor from relative returns versus the index. Next in line were disappointing security selections and overweight positions in food & drug retailers and specialty retail, both of which performed poorly. These negative effects were partially offset by positive contributions from holdings in oil refining & marketing, gaming and support services—all of which produced solid returns.

Among individual security allocations, the biggest detractor from relative performance came from an overweight position in food retailer The Fresh Market, which performed poorly. Next in line were an out-of-benchmark holding in energy transportation provider Gulfmark Offshore and an overweight position in retail pet supply chain PetSmart. Owning California Resources and EP Energy also hurt relative returns.

On the positive side, an overweight position in hydrocarbon products producer Calumet Specialty Products, which generated double-digit returns, and an underweight position in Frontier Communications, which performed poorly, were the largest contributors to relative returns. Overweight positions in retail holding company Tailored Brands and Southwestern Energy also benefited the fund’s relative performance.

Expense example

Six months ended September 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
High-Yield	value	value	(4/1/17–
Fund	(4/1/17)	(9/30/17)	9/30/17)
Actual return
Institutional Class	$1,000.00	$1,032.01	$1.83
Advisor Class	1,000.00	1,030.21	2.54
Premier Class	1,000.00	1,030.19	2.60
Retirement Class	1,000.00	1,029.68	3.10
Retail Class	1,000.00	1,029.59	3.15
5% annual hypothetical return
Institutional Class	1,000.00	1,023.26	1.83
Advisor Class	1,000.00	1,022.56	2.54
Premier Class	1,000.00	1,022.51	2.59
Retirement Class	1,000.00	1,022.01	3.09
Retail Class	1,000.00	1,021.96	3.14

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.36% for the Institutional Class, 0.50% for the Advisor Class, 0.51% for the Premier Class, 0.61% for the Retirement Class and 0.62% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 9/30/2017
Net assets	$4,045.68 million
Number of issues	522
Portfolio turnover rate†	17%
Option-adjusted duration‡	3.30 years
Average maturity§	6.19 years

†	The portfolio turnover rate covers the six-month period from April 1, 2017–September 30, 2017 and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	17

Inflation-Linked Bond Fund

Portfolio composition

% of net assets
as of 9/30/2017
U.S. Treasury securities	96.0
U.S. agency securities	1.4
Mortgage-backed securities	0.3
Foreign government & corporate bonds denominated in U.S. dollars	0.2
Short-term investments, other assets & liabilities, net	2.1
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2017
Less than 1 year	2.0
1–3 years	22.8
3–5 years	25.1
5–10 years	39.2
Over 10 years	10.9
Total	100.0

Holdings by credit quality#

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2017
Aaa/AAA	99.3
Aa/AA	0.4
Non-rated	0.3
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2017

The Inflation-Linked Bond Fund returned 0.17% for the Institutional Class, compared with the 0.30% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the one-year period ended September 30, 2017, the fund returned –0.52%, versus –0.14% for the index. The table below shows returns for all share classes of the fund.

U.S. economy grows, but inflation remains muted

The U.S. economy grew at a moderate pace during the six-month period, driven by solid consumer spending and a robust labor market. After a strong start, however, three powerful hurricanes struck the U.S. mainland and Puerto Rico in August and September, tempering the economy’s growth. The unemployment rate continued to decline, falling to 4.2%, its lowest level in more than 16 years.

Core inflation, which includes all items except food and energy, was at an annualized rate of 1.7% on September 30, 2017, where it has remained for the fifth month in a row. Crude oil prices, often considered an indicator of current inflationary pressure, rose modestly from $50 a barrel on April 1, 2017, to nearly $52 a barrel on September 30, 2017. Furthermore, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annualized rate of 3.1% during the second quarter of 2017—its best quarterly performance in more than two years—and 3.0% during the third quarter (according to the U.S. government’s first estimate).

Performance as of September 30, 2017

Inflation-Linked Bond Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TIILX	10/1/02	0.17%	–0.52%	–0.42%		3.50%		0.26%	0.26%
Advisor Class	TIIHX	12/4/15	0.09	–0.65	–0.45	†	3.48	†	0.37	0.37
Premier Class	TIKPX	9/30/09	0.09	–0.67	–0.56		3.37	†	0.41	0.41
Retirement Class	TIKRX	3/31/06	0.00	–0.78	–0.67		3.24		0.52	0.52
Retail Class	TCILX	10/1/02	–0.09	–0.94	–0.74		3.24		0.63	0.63
Bloomberg Barclays U.S. Treasury Inflation Protected Securities 1–10 Year Index		—	0.30	–0.14	0.08		3.27		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

18	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Fed rate hikes continue

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2008.

Fixed-income markets posted moderate gains, and all major bond categories advanced over the six-month period. Yields on shorter-term U.S. Treasury securities rose in response to the Fed’s actions, while those on longer-term maturities declined (bond yields move in the opposite direction of prices).

Fund advances but trails its benchmark

The fund had a positive return for the six-month period but trailed its benchmark, primarily due to yield curve positioning in the overall portfolio.

By contrast, the fund’s relative performance was helped by its holdings in the mortgage-backed securities and government agency sectors.

During the period, the fund’s portfolio managers aligned the fund’s duration—a measure of the fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the fund’s risk and reward characteristics remain in line with those of its benchmark.

Expense example

Six months ended September 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Inflation-Linked	value	value	(4/1/17–
Bond Fund	(4/1/17)	(9/30/17)	9/30/17)
Actual return
Institutional Class	$1,000.00	$1,001.74	$1.30
Advisor Class	1,000.00	1,000.87	1.96
Premier Class	1,000.00	1,000.87	2.06
Retirement Class	1,000.00	1,000.00	2.61
Retail Class	1,000.00	999.11	2.96
5% annual hypothetical return
Institutional Class	1,000.00	1,023.76	1.32
Advisor Class	1,000.00	1,023.11	1.98
Premier Class	1,000.00	1,023.01	2.08
Retirement Class	1,000.00	1,022.46	2.64
Retail Class	1,000.00	1,022.11	2.99

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.26% for the Institutional Class, 0.39% for the Advisor Class, 0.41% for the Premier Class, 0.52% for the Retirement Class and 0.59% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 9/30/2017
Net assets	$2,701.06 million
Number of issues	41
Portfolio turnover rate†	15%
Option-adjusted duration‡	5.27 years
Average maturity§	5.61 years

†	The portfolio turnover rate covers the six-month period from April 1, 2017–September 30, 2017 and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	19

Short-Term Bond Fund

Portfolio composition

% of net assets
as of 9/30/2017
Corporate bonds	23.4
Asset-backed securities	21.5
Foreign government & corporate bonds denominated in U.S. dollars	19.6
U.S. Treasury securities	18.3
Commercial mortgage-backed securities	5.1
U.S. agency securities	4.1
Bank loan obligations	2.8
Municipal bonds	0.3
Mortgage-backed securities	0.1
Short-term investments, other assets & liabilities, net	4.8
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2017
Less than 1 year	18.9
1–3 years	48.9
3–5 years	19.0
5–10 years	8.9
Over 10 years	4.3
Total	100.0

Holdings by credit quality#

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2017
Aaa/AAA	37.6
Aa/AA	9.5
A/A	16.8
Baa/BBB	26.5
Ba/BB	4.1
B/B	1.7
Below B/B	1.3
Non-rated	2.5
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2017

The Short-Term Bond Fund returned 1.09% for the Institutional Class, compared with the 0.65% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2017, the fund returned 1.48%, versus 0.66% for the index. The table below shows returns for all share classes of the fund.

Bonds gain as economy grows, Fed raises rates

The U.S. economy grew at a moderate pace during the six-month period, driven by solid consumer spending and a robust labor market. After a strong start, however, three powerful hurricanes struck the U.S. mainland and Puerto Rico in August and September, tempering the economy’s growth. The unemployment rate continued to decline, falling to 4.2%, its lowest level in more than 16 years. Core inflation, which includes all items except food and energy, remained below 2.0% for the period, though oil prices rose modestly from $50 a barrel on April 1, 2017, to nearly $52 a barrel on September 30, 2017.

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2008.

Fixed-income markets posted moderate gains, and all major bond categories advanced over the six-month period. Yields on shorter-term U.S. Treasury securities rose in response to the Fed’s actions while those on longer-term maturities

Performance as of September 30, 2017

Short-Term Bond Fund					Average annual				Annual operating
			Total return		total return				expenses*
		Inception
	Ticker	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TISIX	3/31/06	1.09%	1.48%	1.33%		2.69%		0.27%	0.27%
Advisor Class	TCTHX	12/4/15	1.00	1.48	1.30	†	2.68	†	0.38	0.38
Premier Class	TSTPX	9/30/09	1.02	1.33	1.18		2.58	†	0.42	0.42
Retirement Class	TISRX	3/31/06	0.96	1.23	1.08		2.44		0.52	0.52
Retail Class	TCTRX	3/31/06	0.94	1.27	1.02		2.44		0.58	0.58
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index		—	0.65	0.66	0.91		2.09		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

20	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

declined (bond yields move in the opposite direction of prices). High-yield bonds performed best, surpassing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also performed well.

Short-term bonds lag the broader bond market

For the six-month period, the fund’s benchmark trailed the 2.31% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. For the ten years ended September 30, 2017, the average annual return of the Bloomberg Barclays 1–3 year index was 2.09%, versus 4.27% for the broad domestic bond market for the same period.

All of the sectors in the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index posted positive returns for the six-month period. Short-term corporate securities represented nearly one-quarter of the benchmark’s total market capitalization, and this sector was the index’s best performer with a gain of 1.2% for the period. Government credit securities and government agency securities both modestly surpassed the benchmark’s return, ending the period up roughly 0.7%. However, short-term Treasuries—by far the largest sector in the benchmark with a weighting of nearly 62.0%—underperformed with a gain of 0.4%.

Favorable sector positioning drives the fund’s outperformance

The fund outperformed its benchmark during the period, primarily as a result of favorable positioning in several sectors. The fund’s sizable out-of-benchmark allocation to mortgage-backed securities was the primary driver of its outperformance. An overweight position in government agency securities was the next-largest contributor to the fund’s excess return. An out-of-benchmark stake in commercial mortgage-backed securities also proved constructive, as did an overweight position in the corporate bond sector. Advantageous yield curve positioning throughout the portfolio also helped the fund’s relative performance.

Conversely, unfavorable security selection within the short-term U.S. Treasury sector was the largest detractor from the fund’s relative return. A small allocation to cash, which trailed most bond sector returns during the period, also hurt the fund’s relative performance.

Expense example

Six months ended September 30, 2017

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Short-Term	value	value	(4/1/17–
Bond Fund	(4/1/17)	(9/30/17)	9/30/17)
Actual return
Institutional Class	$1,000.00	$1,010.91	$1.36
Advisor Class	1,000.00	1,010.02	1.26
Premier Class	1,000.00	1,010.15	2.12
Retirement Class	1,000.00	1,009.65	2.62
Retail Class	1,000.00	1,009.38	2.87
5% annual hypothetical return
Institutional Class	1,000.00	1,023.71	1.37
Advisor Class	1,000.00	1,023.82	1.27
Premier Class	1,000.00	1,022.96	2.13
Retirement Class	1,000.00	1,022.46	2.64
Retail Class	1,000.00	1,022.21	2.89

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.25% for the Advisor Class, 0.42% for the Premier Class, 0.52% for the Retirement Class and 0.57% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 9/30/2017
Net assets	$1,614.61 million
Number of issues	380
Portfolio turnover rate†	43%
Option-adjusted duration‡	1.78 years
Average maturity§	2.99 years

†	The portfolio turnover rate covers the six-month period from April 1, 2017–September 30, 2017 and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	21

Short-Term Bond Index Fund

Portfolio composition
% of net assets as of 9/30/2017
U.S. Treasury securities	62.3
Corporate bonds	18.8
Foreign government & corporate bonds denominated in U.S. dollars	13.2
U.S. agency securities	5.3
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2017
Less than 1 year	2.4
1–3 years	95.5
3–5 years	2.1
Total	100.0

Holdings by credit quality#
% of fixed-income investments (excluding short-term investments) as of 9/30/2017
Aaa/AAA	70.6
Aa/AA	8.0
A/A	11.1
Baa/BBB	10.3
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2017

The Short-Term Bond Index Fund returned 0.54% for the Institutional Class, compared with the 0.65% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2017, the fund returned 0.38%, versus 0.66% for the index. The table below shows returns for all share classes of the fund.

Bonds gain as economy grows, Fed raises rates

The U.S. economy grew at a moderate pace during the six-month period, driven by solid consumer spending and a robust labor market. After a strong start, however, three powerful hurricanes struck the U.S. mainland and Puerto Rico in August and September, tempering the economy’s growth. The unemployment rate continued to decline, falling to 4.2%, its lowest level in more than 16 years. Core inflation, which includes all items except food and energy, remained below 2.0% for the period, though oil prices rose modestly from $50 a barrel on April 1, 2017, to nearly $52 a barrel on September 30, 2017.

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2008.

Fixed-income markets posted moderate gains, and all major bond categories advanced over the six-month period. Yields on shorter-term U.S. Treasury securities rose in response to the Fed’s actions while those on longer-term maturities

Performance as of September 30, 2017

Short-Term Bond Index Fund					Average annual		Annual operating
			Total return		total return		expenses*
	Ticker	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	TNSHX	8/7/15	0.54%	0.38%	0.85%		0.25%	0.12%
Advisor Class	TTBHX	12/4/15	0.48	0.40	0.80	†	0.34	0.21
Premier Class	TPSHX	8/7/15	0.47	0.23	0.70		0.41	0.27
Retirement Class	TESHX	8/7/15	0.42	0.23	0.60		0.50	0.37
Retail Class	TRSHX	8/7/15	0.36	0.03	0.52		0.55	0.42
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index		–	0.65	0.66	1.08	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for this period would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

22	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

declined (bond yields move in the opposite direction of prices). High-yield bonds performed best, surpassing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also performed well.

Short-term bonds lag the broader bond market

For the six-month period, the fund’s benchmark trailed the 2.31% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

All of the sectors in the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index posted positive returns for the six-month period. Short-term corporate securities represented nearly one-quarter of the benchmark’s total market capitalization, and this sector was the index’s best performer with a gain of 1.2% for the period. Government credit securities and government agency securities both modestly surpassed the benchmark’s return, ending the period up roughly 0.7%. However, short-term Treasuries—by far the largest sector in the benchmark with a weighting of nearly 62.0%—underperformed with a gain of 0.4%.

Fund advances but slightly trails its benchmark

For the six months, the fund’s performance slightly trailed that of its benchmark. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

The fund seeks to maintain the overall characteristics of its benchmark. The fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the fund may also invest in securities not held in the index, but which have similar investment characteristics to securities held in the index. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

Expense example

Six months ended September 30, 2017
Short-Term Bond Index Fund	Beginning account value (4/1/17)	Ending account value (9/30/17)	Expenses paid during period* (4/1/17– 9/30/17)
Actual return
Institutional Class	$1,000.00	$1,005.41	$0.60
Advisor Class	1,000.00	1,004.75	1.36
Premier Class	1,000.00	1,004.66	1.36
Retirement Class	1,000.00	1,004.16	1.86
Retail Class	1,000.00	1,003.64	2.36
5% annual hypothetical return
Institutional Class	1,000.00	1,024.47	0.61
Advisor Class	1,000.00	1,023.71	1.37
Premier Class	1,000.00	1,023.71	1.37
Retirement Class	1,000.00	1,023.21	1.88
Retail Class	1,000.00	1,022.71	2.38

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.27% for the Advisor Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.47% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile
as of 9/30/2017
Net assets	$272.10 million
Number of issues	472
Portfolio turnover rate†	32%
Option-adjusted duration‡	1.92 years
Average maturity§	1.97 years

†	The portfolio turnover rate covers the six-month period from April 1, 2017–September 30, 2017 and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	23

Social Choice Bond Fund

Portfolio composition
% of net assets as of 9/30/2017
Corporate bonds	25.6
Foreign government & corporate bonds denominated in U.S. dollars	18.3
Municipal bonds	12.2
Mortgage-backed securities	11.2
U.S. agency securities	8.6
U.S. Treasury securities	7.5
Commercial mortgage-backed securities	6.4
Asset-backed securities	5.4
Bank loan obligations	0.8
Short-term investments, other assets & liabilities, net	4.0
Total	100.0

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2017
Less than 1 year	9.1
1–3 years	14.1
3–5 years	19.3
5–10 years	35.7
Over 10 years	21.8
Total	100.0

Holdings by credit quality#
% of fixed-income investments (excluding short-term investments) as of 9/30/2017
Aaa/AAA	42.2
Aa/AA	13.5
A/A	12.6
Baa/BBB	21.7
Ba/BB	3.3
B/B	1.0
Below B/B	1.1
Non-rated	4.6
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2017

The Social Choice Bond Fund returned 2.61% for the Institutional Class, compared with the 2.31% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2017, the fund returned 1.16%, versus 0.07% for the index. The fund utilizes certain environmental, social and governance criteria, while the benchmark does not. The table below shows returns for all share classes of the fund.

Bonds gain as economy grows, Fed raises rates

The U.S. economy grew at a moderate pace during the six-month period, driven by solid consumer spending and a robust labor market. After a strong start, however, three powerful hurricanes struck the U.S. mainland and Puerto Rico in August and September, tempering the economy’s growth. The unemployment rate continued to decline, falling to 4.2%, its lowest level in more than 16 years. Core inflation, which includes all items except food and energy, remained below 2.0% for the period, though oil prices rose modestly from $50 a barrel on April 1, 2017, to nearly $52 a barrel on September 30, 2017.

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2008.

Fixed-income markets posted moderate gains, and all major bond categories advanced over the six-month period. Yields on shorter-term U.S. Treasury securities rose in response to the Fed’s actions while those on longer-term maturities

Performance as of September 30, 2017

Social Choice Bond Fund			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	TSBIX	9/21/12	2.61%	1.16%	3.17%		3.34%		0.40%	0.40%
Advisor Class	TSBHX	12/4/15	2.58	1.16	3.14	†	3.31	†	0.53	0.52
Premier Class	TSBPX	9/21/12	2.53	1.10	3.04		3.21		0.55	0.55
Retirement Class	TSBBX	9/21/12	2.38	0.91	2.92		3.09		0.65	0.65
Retail Class	TSBRX	9/21/12	2.47	0.99	2.87		3.04		0.67	0.67
Bloomberg Barclays U.S. Aggregate Bond Index		—	2.31	0.07	2.06		2.12	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

24	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

declined (bond yields move in the opposite direction of prices). High-yield bonds performed best, surpassing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also performed well.

Corporate bonds surge, driving benchmark returns

All sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the six-month period. Corporate bonds, which accounted for more than one-quarter of the index at period-end, gained 3.9%. Corporates benefited from the growing economy and strong earnings, offering higher returns to investors willing to accept more risk. Within the Aggregate index, government-related credit, commercial mortgage-backed securities and mortgage-backed securities were the next best performers, with returns of 2.9%, 2.1% and 1.9%, respectively. U.S. Treasury securities, the largest weighting in the index at 36.9%, gained 1.6% for the period.

Allocations to municipal and corporate bonds propel fund’s outperformance

The fund outpaced its benchmark, primarily as a result of an overweight position in the municipal bond sector. An overweight position in the strong-performing corporate bond sector made it the second-largest contributor to fund performance versus the benchmark.

Offsetting these positive factors, the fund’s yield curve positioning generally held back its results relative to the benchmark.

Expense example

Six months ended September 30, 2017
Social Choice Bond Fund	Beginning account value (4/1/17)	Ending account value (9/30/17)	Expenses paid during period* (4/1/17– 9/30/17)
Actual return
Institutional Class	$1,000.00	$1,026.09	$2.03
Advisor Class	1,000.00	1,025.75	2.34
Premier Class	1,000.00	1,025.31	2.79
Retirement Class	1,000.00	1,023.81	3.25
Retail Class	1,000.00	1,024.75	3.35
5% annual hypothetical return
Institutional Class	1,000.00	1,023.06	2.03
Advisor Class	1,000.00	1,022.76	2.33
Premier Class	1,000.00	1,022.31	2.79
Retirement Class	1,000.00	1,021.86	3.24
Retail Class	1,000.00	1,021.76	3.35

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.46% for the Advisor Class, 0.55% for the Premier Class, 0.64% for the Retirement Class and 0.66% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile
as of 9/30/2017
Net assets	$1,495.24 million
Number of issues	551
Portfolio turnover rate†	61%
Portfolio turnover rate, excluding mortgage dollar roll transactions	44%
Option-adjusted duration‡	5.86 years
Average maturity§	9.05 years

†	The portfolio turnover rate covers the six-month period from April 1, 2017–September 30, 2017 and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	25

Tax-Exempt Bond Fund

Portfolio composition

% of net assets
as of 9/30/2017
Municipal bonds	96.6
Short-term investments, other assets & liabilities, net	3.4
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2017
Less than 1 year	6.7
1–3 years	6.8
3–5 years	21.1
5–10 years	40.4
Over 10 years	25.0
Total	100.0

Holdings by credit quality§

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2017
Aaa/AA	3.3
Aa/AA	32.5
A/A	42.7
Baa/BBB	15.6
Ba/BB	1.0
Non-rated	4.9
Total	100.0

§	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2017

The Tax-Exempt Bond Fund returned 3.20% for the Institutional Class, compared with the 3.44% return of its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. For the one-year period ended September 30, 2017, the fund returned 0.20%, versus 0.77% for the index. The table below shows returns for all share classes of the fund.

Bonds gain as economy grows, Fed raises rates

The U.S. economy grew at a moderate pace during the six-month period, driven by solid consumer spending and a robust labor market. After a strong start, however, three powerful hurricanes struck the U.S. mainland and Puerto Rico in August and September, tempering the economy’s growth. The unemployment rate continued to decline, falling to 4.2%, its lowest level in more than 16 years. Core inflation, which includes all items except food and energy, remained below 2.0% for the period, though oil prices rose modestly from $50 a barrel on April 1, 2017, to nearly $52 a barrel on September 30, 2017.

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2008.

For the six-month period, the 10-year Municipal Bond index outperformed the 2.31% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Municipal bond investors were encouraged by the economy’s stable growth and low inflation. The market put aside concerns over how the potential for federal tax reform could affect municipal bonds—an issue that contributed to a post-election decline in municipal bond prices near the end of 2016.

Performance as of September 30, 2017

Tax-Exempt Bond Fund
			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TITIX	3/31/06	3.20%	0.20%	2.02%		3.95%		0.37%	0.35%
Advisor Class	TIXHX	12/4/15	3.23	0.21	2.02	†	3.95	†	0.46	0.44
Retail Class	TIXRX	3/31/06	3.06	–0.08	1.74		3.72		0.65	0.63
Bloomberg Barclays 10-Year Municipal Bond Index		—	3.44	0.77	3.18		4.98		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

26	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Broad sector gains lead benchmark to solid advance

All of the sectors in the Bloomberg Barclays 10-Year Municipal Bond Index produced positive results for the six-month period. Among the largest gains, the solid waste/resource recovery and leasing sectors each posted returns of 4.6%. The industrial revenue sector advanced 4.4%. Among the largest components in the benchmark, the state, transportation and local sectors returned 3.2%, 3.3% and 3.4%, respectively. Together, these three sectors accounted for more than one-half of the benchmark’s total market capitalization at period-end. Housing was the worst-performing sector at 2.7%.

On September 29, 2017, higher-rated 10-year AAA municipal bonds yielded 2.00%, compared with a 2.33% yield on the 10-year U.S. Treasury bond. New municipal bond issuance during the six-month period was $208 billion, up from $190 billion during the prior six months, from October 1, 2016, through March 31, 2017.

Fund advances but trails its benchmark

During the six-month period, the fund’s return trailed that of its benchmark, in large part due to yield curve positioning across the portfolio. The largest detractor from the fund’s relative returns was the state sector. An underweight position in the outperforming leasing sector also detracted from relative performance, as did fund positions in the local sector.

By contrast, fund positions in the health care, education and power sectors all contributed positively to its relative performance.

Expense example

Six months ended September 30, 2017

Tax-Exempt Bond Fund	Beginning account value (4/1/17)	Ending account value (9/30/17)	Expenses paid during period* (4/1/17– 9/30/17)
Actual return
Institutional Class	$1,000.00	$1,032.03	$1.78
Advisor Class	1,000.00	1,032.27	1.53
Retail Class	1,000.00	1,030.59	3.21
5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Advisor Class	1,000.00	1,023.56	1.52
Retail Class	1,000.00	1,021.91	3.19

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.30% for the Advisor Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile
as of 9/30/2017
Net assets	$279.34 million
Number of issues	210
Portfolio turnover rate†	7%
Option-adjusted duration‡	5.12 years
Average maturity§	8.05 years

†	The portfolio turnover rate covers the six-month period from April 1, 2017–September 30, 2017 and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	27

Money Market Fund

Portfolio composition

% of net assets
as of 9/30/2017
U.S. government agency securities	64.3
U.S. Treasury securities	19.3
Floating-rate securities, government	16.9
Other assets & liabilities, net	–0.5
Total	100.0

Net annualized yield

(for the 7 days ended 9/26/2017)*

	Current yield	Effective yield
Money Market Fund§
Institutional Class	0.93%	0.93%
Advisor Class	0.93	0.93
Premier Class	0.78	0.78
Retirement Class	0.67	0.68
Retail Class	0.57	0.58
iMoneyNet Money Fund
Averages—All Government‡	0.60	0.60

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the six months ended September 30, 2017

The Money Market Fund returned 0.39% for the Institutional Class, compared with the 0.24% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

Bonds gain as economy grows, Fed raises rates

The U.S. economy grew at a moderate pace during the six-month period, driven by solid consumer spending and a robust labor market. After a strong start, however, three powerful hurricanes struck the U.S. mainland and Puerto Rico in August and September, tempering the economy’s growth. The unemployment rate continued to decline, falling to 4.2%, its lowest level in more than 16 years. Core inflation, which includes all items except food and energy, remained below 2.0% for the period, though oil prices rose modestly from $50 a barrel on April 1, 2017, to nearly $52 a barrel on September 30, 2017.

Performance as of September 30, 2017

Money Market Fund
			Total return		Average annual total return				Annual operating expenses*
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TCIXX	7/1/99	0.39%	0.58%	0.17%		0.56%		0.14%	0.14%
Advisor Class	TMHXX	12/4/15	0.48	0.66	0.17	†	0.55	†	0.24	0.24
Premier Class	TPPXX	9/30/09	0.31	0.42	0.10		0.50	†	0.29	0.29
Retirement Class	TIEXX	3/31/06	0.26	0.32	0.07		0.43		0.39	0.39
Retail Class	TIRXX	3/31/06	0.21	0.24	0.05		0.45		0.49	0.49
iMoneyNet Money Fund Averages—All Government‡		—	0.24	0.32	0.08		0.31		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You could lose money over short or long periods by investing in this fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund’s sponsor has no legal obligation to provide support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. For a detailed discussion of risk, please see the prospectus.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes, and you cannot invest directly in it. Effective October 1, 2016, the iMoneyNet Money Fund Averages—All Taxable peer group was changed to the iMoneyNet Money Fund Averages—All Government.

28	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Fixed-income markets posted moderate gains, and all major bond categories advanced over the six-month period. Yields on shorter-term U.S. Treasury securities rose in response to the Fed’s actions while those on longer-term maturities declined (bond yields move in the opposite direction of prices).

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2008. The Fed’s actions continued to influence yields on shorter-term LIBOR—a key interest-rate benchmark for money market funds. Over the six-month period, one-month LIBOR yields rose from 0.98% on March 31, 2017, to 1.23% on September 29, 2017.

Over the same period, three-month LIBOR rose from 1.14% to 1.33%; six-month LIBOR rose from 1.42% to 1.51%; and twelve-month LIBOR declined slightly from 1.80% to 1.78%. LIBOR is an indication of the interest rates that banks expect to pay to other banks for loans on the London market and is the most widely used benchmark for short-term rates.

Change in supply and demand dynamics affects the money market

As a result of amendments to the Securities and Exchange Commission (SEC) regulations concerning all money market funds, the fund’s board approved the conversion of the fund to a “government money market fund” (a “government fund”), which became effective on October 14, 2016. Many other U.S. money market funds also have restructured as government funds. During the six-month period, this significant change in the money market universe continued to produce a sharp increase in demand for short-term U.S. Treasuries and other short-term U.S. government securities, making it difficult to find attractive yields.

The fund outpaces the iMoneyNet average

In this environment of limited supply and increased demand, the return of the Money Market Fund surpassed that of the iMoneyNet government fund average for the period. In pursuit of additional yield, the fund held some longer-dated floating-rate government agency paper. This strategy was generally successful, as yields on most other short-term government securities were kept down by the increase in demand for these issues. As of September 26, 2017, the fund’s weighted average maturity was 47 days, versus 31 days for the iMoneyNet government fund average, and this positioning was also beneficial for the fund’s performance. (iMoneyNet releases their data on a weekly basis, and September 26 was the last date of release for the month.)

Expense example

Six months ended September 30, 2017

Money Market Fund	Beginning account value (4/1/17)	Ending account value (9/30/17)	Expenses paid during period* (4/1/17– 9/30/17)
Actual return
Institutional Class	$1,000.00	$1,003.88	$0.75
Advisor Class	1,000.00	1,004.76	0.15
Premier Class	1,000.00	1,003.13	1.51
Retirement Class	1,000.00	1,002.62	2.01
Retail Class	1,000.00	1,002.12	2.51
5% annual hypothetical return
Institutional Class	1,000.00	1,024.32	0.76
Advisor Class	1,000.00	1,024.92	0.15
Premier Class	1,000.00	1,023.56	1.52
Retirement Class	1,000.00	1,023.06	2.03
Retail Class	1,000.00	1,022.56	2.54

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.15% for the Institutional Class, 0.03% for the Advisor Class, 0.30% for the Premier Class, 0.40% for the Retirement Class and 0.50% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Fund profile
as of 9/30/2017
Net assets	$866.13 million
Number of issues	177

TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	29

Summary portfolio of investments (unaudited)

Bond Fund  ■  September 30, 2017

			% of net
Principal	Issuer	Value	assets
	BANK LOAN OBLIGATIONS
	AUTOMOBILES & COMPONENTS	$190,357	0.0%
	CAPITAL GOODS	2,179,399	0.1
	COMMERCIAL & PROFESSIONAL SERVICES	9,216,757	0.2
	CONSUMER DURABLES & APPAREL	330,604	0.0
	CONSUMER SERVICES	6,175,535	0.1
	ENERGY	1,001,937	0.0
	FOOD & STAPLES RETAILING	253,522	0.0
	FOOD, BEVERAGE & TOBACCO	2,452,763	0.1
	HEALTH CARE EQUIPMENT & SERVICES	9,475,237	0.2
	INSURANCE	1,486,264	0.0
	MATERIALS	4,149,902	0.1
	MEDIA	5,771,417	0.1
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,225,761	0.0
	REAL ESTATE	228,044	0.0
	RETAILING	2,502,315	0.1
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,486,856	0.0
	SOFTWARE & SERVICES	4,384,479	0.1
	TECHNOLOGY HARDWARE & EQUIPMENT	2,438,830	0.1
	TELECOMMUNICATION SERVICES	387,620	0.0
	TRANSPORTATION	2,817,888	0.1
	UTILITIES	2,468,905	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $61,210,552)	60,624,392	1.4

	BONDS
	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS	26,286,552	0.6
	BANKS	230,038,002	5.2
	CAPITAL GOODS	49,832,321	1.1
	COMMERCIAL & PROFESSIONAL SERVICES	20,492,149	0.5
	CONSUMER DURABLES & APPAREL	9,084,747	0.2
	CONSUMER SERVICES	14,472,940	0.4
	DIVERSIFIED FINANCIALS	172,178,829	3.9
	ENERGY	118,275,720	2.7
	FOOD & STAPLES RETAILING	19,471,077	0.4
	FOOD, BEVERAGE & TOBACCO	35,673,530	0.8
	HEALTH CARE EQUIPMENT & SERVICES	36,642,504	0.8
	HOUSEHOLD & PERSONAL PRODUCTS	1,538,042	0.0
	INSURANCE	60,541,463	1.4
	MATERIALS	63,014,748	1.5
			% of net
Principal	Issuer	Value	assets
MEDIA		$50,760,680	1.2%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		83,709,269	1.9
REAL ESTATE		53,714,266	1.2
RETAILING		39,528,513	0.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		9,576,729	0.2
SOFTWARE & SERVICES
	Microsoft Corp
$14,000,000	2.400%, 08/08/26	13,565,770	0.3
	Other	20,010,428	0.5
		33,576,198	0.8
TECHNOLOGY HARDWARE & EQUIPMENT		44,046,239	1.0
TELECOMMUNICATION SERVICES
	AT&T, Inc
32,150,000	3.400%–5.450%, 02/15/21–02/14/50	32,452,347	0.7
	Other	26,578,708	0.6
		59,031,055	1.3
TRANSPORTATION		38,289,696	0.9
UTILITIES		188,436,735	4.3
	TOTAL CORPORATE BONDS (Cost $1,435,472,941)	1,458,212,004	33.2

GOVERNMENT BONDS
AGENCY SECURITIES		19,451,483	0.4
FOREIGN GOVERNMENT BONDS		152,817,972	3.4
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
14,157,770	3.500%, 10/01/45	14,700,285	0.3
38,989,846	3.500%, 08/01/46	40,471,790	0.9
	Federal National Mortgage Association (FNMA)
14,851,614	4.000%, 09/01/45	15,834,454	0.4
21,465,804	3.000%, 11/01/46	21,539,779	0.5
25,174,059	3.000%, 12/01/46	25,260,814	0.6
19,753,495	3.000%, 01/01/47	19,821,569	0.5
42,848,617	3.500%, 01/01/47	44,188,108	1.0
30,769,115	4.000%, 07/01/47	32,400,021	0.7
22,040,730	4.500%, 07/01/47	23,657,607	0.5
13,868,773	4.000%, 08/01/47	14,603,887	0.3
242,203,704	2.500%–8.000%, 07/01/24–10/25/47	254,746,256	5.8
	Government National Mortgage Association (GNMA)
36,267,125	3.500%, 06/20/47	37,741,851	0.9
46,291,963	3.000%, 08/20/47	46,975,234	1.1
18,853,500	3.500%, 08/20/47	19,620,138	0.5
	Other	58,816,113	1.3
		670,377,906	15.3

30	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Bond Fund  ■  September 30, 2017

				% of net
Principal		Issuer	Value	assets
MUNICIPAL BONDS
		California State University
$28,410,000		3.899%, 11/01/47	$29,123,943	0.7%
		Florida State Board of Administration Finance Corp
15,000,000		2.163%, 07/01/19	15,064,200	0.4
		Ohio State University
25,830,000		3.798%, 12/01/46	26,488,148	0.6
		University of California
15,000,000		1.910%, 05/15/21	14,948,550	0.3
		Other	168,151,728	3.8
			253,776,569	5.8
U.S. TREASURY SECURITIES
		United States Treasury Bond
61,050,000		3.500%, 02/15/39	68,891,109	1.6
16,015,000		3.875%, 08/15/40	19,035,955	0.4
29,030,000		3.000%, 05/15/47	29,849,871	0.7
33,000,000		2.750%, 08/15/47	32,260,078	0.7
		United States Treasury Note
70,000,000		1.250%, 06/30/19	69,745,703	1.6
23,000,000		1.500%, 05/15/20	22,949,688	0.5
30,000,000		1.500%, 07/15/20	29,912,109	0.7
41,765,000		1.500%, 08/15/20	41,632,853	0.9
61,810,000		1.375%, 09/15/20	61,370,569	1.4
21,000,000		2.125%, 07/31/24	20,958,164	0.5
17,000,000		2.000%, 09/30/24	16,946,875	0.4
87,128,000		0.750%–2.250%, 05/31/18–08/15/27	86,514,312	2.0
		Other	26,049,822	0.6
			526,117,108	12.0
	TOTAL GOVERNMENT BONDS (Cost $1,619,580,980)		1,622,541,038	36.9

STRUCTURED ASSETS
ASSET BACKED
		Domino’s Pizza Master Issuer LLC
		Series 2017-1A (Class A2II)
16,200,000	g	3.082%, 07/25/47	16,123,698	0.4
		New Residential Mortgage Loan Trust
		Series 2017-1A (Class A1)
25,851,202	g,i	4.000%, 02/25/57	26,912,114	0.6
		Other	437,099,497	9.9
			480,135,309	10.9
OTHER MORTGAGE BACKED
		BANK
		Series 2017-BNK6 (Class A4)
20,000,000		3.254%, 07/15/60	20,209,912	0.5
		CD Mortgage Trust
		Series 2017-CD5 (Class AS)
22,068,000	i	3.684%, 08/15/50	22,655,000	0.5
		CGMS Commercial Mortgage Trust
		Series 2017-B1 (Class A3)
21,000,000		3.197%, 08/15/50	21,086,489	0.5
		Connecticut Avenue Securities
		Series 2016-C05 (Class 2M1)
13,515,403	i	2.587%, 01/25/29, LIBOR 1 M + 1.350%	13,587,845	0.3
		Series 2016-C04 (Class 1M1)
				% of net
Principal		Issuer	Value	assets
OTHER MORTGAGE BACKED—continued
$14,926,135	i	2.687%, 01/25/29, LIBOR 1 M + 1.450%	$15,064,928	0.3%
		Series 2016-C06 (Class 1M1)
14,857,341	i	2.537%, 04/25/29, LIBOR 1 M + 1.300%	15,030,521	0.3
		Series 2017-C01 (Class 1M1)
38,328,996	g,i	2.530%, 07/25/29, LIBOR 1 M + 1.300%	38,693,662	0.9
		Series 2017-C03 (Class 1M1)
14,366,601	i	2.187%, 10/25/29, LIBOR 1 M + 0.950%	14,436,068	0.3
		GS Mortgage Securities Trust
		Series 2017-GS7 (Class A3)
20,000,000		3.167%, 08/10/50	19,995,052	0.5
		JPMBB Commercial Mortgage Securities Trust
		Series 2014-C21 (Class A4)
20,000,000		3.493%, 08/15/47	20,716,716	0.5
		JPMCC Commercial Mortgage Securities Trust
		Series 2017-JP7 (Class A4)
31,558,000		3.195%, 09/15/50	31,744,429	0.7
		MAD Mortgage Trust
		Series 2017-330M (Class A)
25,000,000	g,i	3.294%, 08/15/34	25,272,228	0.6
		Sequoia Mortgage Trust
		Series 2017-3 (Class A4)
13,460,912	g,i	3.500%, 04/25/47	13,762,208	0.3
		Structured Agency Credit Risk Debt Note (STACR)
		Series 2014-HQ2 (Class M2)
17,005,000	i	3.437%, 09/25/24, LIBOR 1 M + 2.200%	17,561,089	0.4
		Series 2017-DNA3 (Class M1)
29,000,000	h,i	1.984%, 03/25/30, LIBOR 1 M + 0.750%	29,047,577	0.7
58,494,061	i	2.037%–5.037%, 01/25/25–07/25/29, LIBOR	$59,233,653	1.3
		1M + 0.800%–LIBOR 1M + 3.800%
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C34 (Class AJ)
23,750,038	i	6.274%, 05/15/46	24,121,268	0.5
		Other	311,070,736	7.1
			713,289,381	16.2
	TOTAL STRUCTURED ASSETS (Cost $1,194,314,587)		1,193,424,690	27.1
	TOTAL BONDS (Cost $4,249,368,508)		4,274,177,732	97.2

Shares		Company
COMMON STOCKS
ENERGY			230,658	0.0
	TOTAL COMMON STOCKS (Cost $109,354)		230,658	0.0

PREFERRED STOCKS
ENERGY			55,812	0.0
	TOTAL PREFERRED STOCKS (Cost $22,130)		55,812	0.0

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	31

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ■  September 30, 2017

			% of net
Principal	Issuer	Value	assets
SHORT-TERM INVESTMENTS
TREASURY DEBT
	United States Treasury Bill
$25,540,000	0.860%, 10/05/17	$25,538,463	0.6%
26,785,000	0.961%, 10/12/17	26,778,148	0.6
22,600,000	0.971%, 10/26/17	22,585,875	0.5
	Other	2,187,807	0.1
		77,090,293	1.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $77,042,186)	77,090,293	1.8
	TOTAL PORTFOLIO (Cost $4,387,752,730)	4,412,178,887	100.4
	OTHER ASSETS & LIABILITIES, NET	(15,433,572)	(0.4)
	NET ASSETS	$4,396,745,315	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities, including those in “Other,” was $884,962,967 or 20.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Bond Index Fund  ■  September 30, 2017

			% of net
Principal	Issuer	Value	assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$12,519,788	0.1%
BANKS
	Bank of America Corp
$39,425,000	2.151%–5.875%, 01/15/19–01/20/48	40,993,194	1.1
	JPMorgan Chase & Co
43,203,000	1.850%–6.000%, 01/28/19–12/30/49	45,022,410	1.2
	Other	251,262,016	1.7
		337,277,620	4.0
CAPITAL GOODS		81,481,120	1.0
COMMERCIAL & PROFESSIONAL SERVICES		27,215,157	0.3
CONSUMER DURABLES & APPAREL		13,596,384	0.2
CONSUMER SERVICES		19,795,627	0.2
DIVERSIFIED FINANCIALS		275,992,689	3.2
ENERGY		212,087,117	2.5
FOOD & STAPLES RETAILING		23,351,706	0.3
FOOD, BEVERAGE & TOBACCO		117,443,505	1.4
HEALTH CARE EQUIPMENT & SERVICES		55,839,203	0.7
HOUSEHOLD & PERSONAL PRODUCTS		11,493,666	0.1
INSURANCE		88,314,863	1.0
MATERIALS		66,843,064	0.8
MEDIA		84,661,877	1.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		132,483,076	1.6
REAL ESTATE		61,683,507	0.7
RETAILING		59,833,300	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		15,963,024	0.2
SOFTWARE & SERVICES		80,587,605	0.9
TECHNOLOGY HARDWARE & EQUIPMENT		85,373,723	1.0
TELECOMMUNICATION SERVICES		118,935,530	1.4
TRANSPORTATION		49,603,473	0.6
UTILITIES		180,207,743	2.1
	TOTAL CORPORATE BONDS (Cost $2,152,426,922)	2,212,584,367	26.0

GOVERNMENT BONDS
AGENCY SECURITIES		178,454,087	2.1
FOREIGN GOVERNMENT BONDS		328,007,727	3.9
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
30,292,368	3.000%, 04/01/46	30,416,256	0.4
553,805,562	2.500%–8.000%, 12/01/17–07/01/47	572,953,205	6.7
	Federal National Mortgage Association (FNMA)
33,885,530	3.000%, 06/01/32	34,830,187	0.4
29,495,652	4.000%, 11/01/45	31,055,192	0.4
970,391,688	1.743%–8.000%, 11/01/17–07/01/55	1,005,348,301	11.8
				% of net
Principal		Issuer	Value	assets
MORTGAGE BACKED—continued
		Government National Mortgage Association (GNMA)
$36,873,482	h	3.500%, 05/20/46	$38,375,235	0.5%
39,404,371		3.500%, 09/20/46	41,006,666	0.5
28,878,929		3.000%, 02/20/47	29,305,182	0.3
28,655,877		3.500%, 02/20/47	29,821,108	0.3
548,695,971		2.125%–8.500%, 02/15/18–08/20/47	571,466,501	6.7
		Other	2,662,520	0.1
			2,387,240,353	28.1
MUNICIPAL BONDS			75,260,175	0.9
U.S. TREASURY SECURITIES
		United States Treasury Bond
26,060,000		5.250%, 02/15/29	33,531,891	0.4
61,983,000		3.500%, 02/15/39	69,943,942	0.8
26,350,000		4.375%, 05/15/41	33,683,740	0.4
400,429,000		2.250%–5.250%, 11/15/28–08/15/47	425,975,636	5.0
		United States Treasury Note
40,350,000		1.500%, 08/31/18	40,397,285	0.5
30,000,000		1.500%, 02/28/19	30,025,781	0.4
40,750,000		1.500%, 05/31/19	40,786,611	0.5
40,000,000		1.625%, 06/30/19	40,109,375	0.5
50,500,000		1.625%, 08/31/19	50,640,059	0.6
38,500,000		1.750%, 09/30/19	38,692,500	0.5
29,000,000		1.500%, 10/31/19	28,996,601	0.3
57,000,000		1.500%, 11/30/19	56,984,414	0.7
33,500,000		1.625%, 12/31/19	33,570,664	0.4
78,500,000		1.375%, 02/29/20	78,159,629	0.9
50,000,000		1.500%, 05/31/20	49,880,860	0.6
38,000,000		1.500%, 06/15/20	37,910,938	0.4
45,000,000		1.625%, 06/30/20	45,028,125	0.5
34,000,000		1.375%, 08/31/20	33,759,609	0.4
30,000,000		1.375%, 09/30/20	29,771,484	0.3
40,000,000		1.375%, 10/31/20	39,660,938	0.5
50,000,000		1.625%, 11/30/20	49,917,969	0.6
48,500,000		1.375%, 01/31/21	47,977,109	0.6
50,000,000		1.250%, 03/31/21	49,175,781	0.6
55,000,000		1.375%, 04/30/21	54,291,016	0.6
65,000,000		1.375%, 05/31/21	64,101,172	0.8
39,000,000		1.125%, 07/31/21	38,038,711	0.4
40,000,000		1.125%, 08/31/21	38,973,438	0.5
30,185,000		1.125%, 09/30/21	29,382,032	0.3
50,000,000		1.250%, 10/31/21	48,867,188	0.6
57,000,000		1.750%, 11/30/21	56,786,250	0.7
51,700,000		2.000%, 12/31/21	52,002,930	0.6
60,000,000		1.875%, 02/28/22	59,997,656	0.7
51,000,000		1.875%, 03/31/22	50,964,141	0.6
92,000,000		1.875%, 04/30/22	91,885,000	1.1
33,000,000		1.750%, 05/31/22	32,773,125	0.4
30,000,000		1.750%, 06/30/22	29,772,656	0.3
63,000,000		1.875%, 07/31/22	62,842,500	0.7
55,000,000		1.625%, 08/31/22	54,226,563	0.6
42,005,000		2.250%, 11/15/24	42,198,617	0.5
37,000,000		2.125%, 05/15/25	36,748,515	0.4
37,000,000		2.000%, 08/15/25	36,351,055	0.4
30,000,000		2.250%, 11/15/25	29,985,938	0.3
44,500,000		1.625%, 02/15/26	42,287,168	0.5
40,500,000		2.250%, 08/15/27	40,205,742	0.5
702,558,100		0.750%–8.000%, 10/31/17–05/15/27	702,502,899	8.2
			3,079,765,253	36.1
	TOTAL GOVERNMENT BONDS (Cost $6,028,074,217)		6,048,727,595	71.1

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	33

Summary portfolio of investments (unaudited)	concluded

Bond Index Fund  ■  September 30, 2017

			% of net
Principal	Issuer	Value	assets
	STRUCTURED ASSETS
	ASSET BACKED	$66,063,289	0.8%
	OTHER MORTGAGE BACKED	131,079,098	1.5
	TOTAL STRUCTURED ASSETS (Cost $196,468,397)	197,142,387	2.3
	TOTAL BONDS (Cost $8,376,969,536)	8,458,454,349	99.4
	SHORT-TERM INVESTMENTS
	GOVERNMENT AGENCY DEBT	39,541,393	0.4
		39,541,393	0.4
	TREASURY DEBT	41,876,301	0.5
		41,876,301	0.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $81,415,388)	81,417,694	0.9
	TOTAL PORTFOLIO (Cost $8,458,384,924)	8,539,872,043	100.3
	OTHER ASSETS & LIABILITIES, NET	(28,138,944)	(0.3)

	NET ASSETS	$8,511,733,099	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9 / 30/1 7, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $52,643,325 or 0.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

34	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Bond Plus Fund  ■  September 30, 2017

% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$4,756,704	0.1%
CAPITAL GOODS	4,374,450	0.1
COMMERCIAL & PROFESSIONAL SERVICES	16,794,788	0.5
CONSUMER DURABLES & APPAREL	1,719,397	0.0
CONSUMER SERVICES	25,387,540	0.7
ENERGY	4,520,058	0.1
FOOD & STAPLES RETAILING	6,081,460	0.2
FOOD, BEVERAGE & TOBACCO	1,599,096	0.0
HEALTH CARE EQUIPMENT & SERVICES	16,833,161	0.5
HOUSEHOLD & PERSONAL PRODUCTS	1,047,375	0.1
INSURANCE	3,879,362	0.1
MATERIALS	4,369,099	0.0
MEDIA	11,968,303	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,412,634	0.1
REAL ESTATE	5,652,912	0.2
RETAILING	9,749,362	0.3
SOFTWARE & SERVICES	12,967,311	0.3
TECHNOLOGY HARDWARE & EQUIPMENT	2,340,392	0.0
TELECOMMUNICATION SERVICES	1,162,859	0.0
UTILITIES	966,459	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $140,390,010)	139,582,722	3.6

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	30,720,288	0.8
BANKS	196,431,272	5.0
CAPITAL GOODS	32,643,568	0.8
COMMERCIAL & PROFESSIONAL SERVICES	25,019,718	0.6
CONSUMER DURABLES & APPAREL	15,073,755	0.4
CONSUMER SERVICES	35,298,704	0.9
DIVERSIFIED FINANCIALS
General Motors Financial Co, Inc
$15,000,000	2.400%, 04/10/18	15,047,763	0.4
Wells Fargo & Co
11,650,000	2.625%, 07/22/22	11,669,134	0.3
Other	145,614,084	3.7
172,330,981	4.4
ENERGY	125,425,970	3.2
FOOD & STAPLES RETAILING	18,847,708	0.5
FOOD, BEVERAGE & TOBACCO	29,814,632	0.8
HEALTH CARE EQUIPMENT & SERVICES	42,271,921	1.1
				% of net
Principal		Issuer	Value	assets
HOUSEHOLD & PERSONAL PRODUCTS			$1,359,846	0.0%
INSURANCE			42,084,916	1.1
MATERIALS			66,231,861	1.7
MEDIA			54,027,523	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			56,946,019	1.5
REAL ESTATE			38,195,879	1.0
RETAILING			30,438,243	0.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,970,571	0.2
SOFTWARE & SERVICES			24,846,055	0.6
TECHNOLOGY HARDWARE & EQUIPMENT			29,669,674	0.8
TELECOMMUNICATION SERVICES			53,447,690	1.4
TRANSPORTATION			35,277,513	0.9
UTILITIES			122,803,921	3.1
		TOTAL CORPORATE BONDS (Cost $1,263,949,703)	1,286,178,228	33.0

GOVERNMENT BONDS
FOREIGN GOVERNMENT BONDS
		Japan Government Two Year Bond
$2,300,000,000		0.100%, 04/15/19	20,510,870	0.5
		Other	117,532,906	3.0
			138,043,776	3.5
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
11,117,476		3.500%, 10/01/45	11,543,489	0.3
12,811,051		4.000%, 12/01/45	13,640,366	0.4
37,729,881		3.500%, 08/01/46	39,163,935	1.0
		Federal National Mortgage Association (FNMA)
22,355,617		3.000%, 07/01/32	22,978,844	0.6
14,714,256		3.000%, 08/01/32	15,124,459	0.4
14,580,203		3.000%, 11/01/46	14,630,449	0.4
28,698,607		3.000%, 12/01/46	28,797,508	0.7
11,892,857		3.500%, 12/01/46	12,264,640	0.3
19,592,071		3.500%, 12/01/46	20,204,538	0.5
37,579,819		3.000%, 01/01/47	37,709,327	1.0
81,570,226		3.500%, 01/01/47	84,120,193	2.2
47,578,949		4.000%, 07/01/47	50,100,854	1.3
38,087,067		4.500%, 07/01/47	40,881,080	1.0
27,737,546		4.000%, 08/01/47	29,207,774	0.8
11,956,143	h	3.500%, 09/01/47	12,329,904	0.3
40,000,000	h	4.500%, 10/01/47	42,922,113	1.1
15,000,000	h	4.500%, 10/25/47	16,095,117	0.4
231,817,574		2.500%–9.000%, 03/01/23–10/25/47	243,094,736	6.2
		Government National Mortgage Association (GNMA)
48,116,633		3.500%, 06/20/47	50,073,193	1.3
14,826,639		4.000%, 06/20/47	15,667,480	0.4
70,954,406		3.000%, 08/20/47	72,001,695	1.8
26,837,197	h	3.500%, 08/20/47	27,928,474	0.7
		Other	33,356,620	0.9
			933,836,788	24.0
MUNICIPAL BONDS			222,479,824	5.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	35

Summary portfolio of investments (unaudited)	concluded

Bond Plus Fund  ■  September 30, 2017

				% of net
Principal		Issuer	Value	assets
U.S. TREASURY SECURITIES
		United States Treasury Bond
$15,000,000		5.000%, 05/15/37	$20,490,234	0.5%
15,000,000		4.500%, 05/15/38	19,364,062	0.5
25,000,000		4.375%, 11/15/39	31,796,875	0.8
20,000,000		4.375%, 05/15/40	25,478,906	0.7
15,000,000		2.500%, 05/15/46	13,929,492	0.4
24,490,000		3.000%, 05/15/47	25,181,651	0.6
40,000,000		2.750%, 08/15/47	39,103,125	1.0
		United States Treasury Note
25,100,000		1.375%, 08/31/23	24,142,082	0.6
24,400,000		2.250%, 12/31/23	24,618,266	0.6
22,500,000		2.250%, 01/31/24	22,688,965	0.6
25,000,000		2.125%, 02/29/24	25,008,789	0.6
20,000,000		2.125%, 03/31/24	19,995,312	0.5
20,000,000		2.000%, 04/30/24	19,838,281	0.5
15,000,000		2.000%, 09/30/24	14,953,125	0.4
30,000,000		2.000%, 08/15/25	29,473,828	0.8
30,000,000		2.250%, 11/15/25	29,985,938	0.8
53,990,000		2.250%, 08/15/27	53,597,729	1.4
15,000,000		4.250%, 05/15/39	18,754,102	0.5
62,938,000		1.250%–6.250%, 09/15/20–05/15/30	64,081,923	1.6
		Other	11,154,375	0.3
			533,637,060	13.7
		TOTAL GOVERNMENT BONDS (Cost $1,825,008,942)	1,827,997,448	46.9

STRUCTURED ASSETS
ASSET BACKED
		Wendys Funding LLC
		Series 2015-1A (Class A2I)
11,760,000	g	3.371%, 06/15/45	11,865,487	0.3
		Other	302,541,995	7.7
			314,407,482	8.0
OTHER MORTGAGE BACKED
		Sequoia Mortgage Trust
		Series 2017-3 (Class A4)
15,317,590	g,i	3.500%, 04/25/47	15,660,444	0.4
		Series 2017-5 (Class A4)
14,637,156	g,i	3.500%, 08/25/47	14,973,928	0.4
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C32 (Class AJ)
12,120,227	i	5.750%, 06/15/49	12,347,845	0.3
		Other	233,111,758	6.0
			276,093,975	7.1
		TOTAL STRUCTURED ASSETS (Cost $589,300,295)	590,501,457	15.1
		TOTAL BONDS (Cost $3,678,258,940)	3,704,677,133	95.0
			% of net
Shares	Company	Value	assets
COMMON STOCKS
ENERGY		$922,895	0.0%
	TOTAL COMMON STOCKS (Cost $437,456)	922,895	0.0
PREFERRED STOCKS
ENERGY		223,248	0.0
	TOTAL PREFERRED STOCKS (Cost $88,473)	223,248	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$32,700,000	0.600%–0.700%, 10/02/17	32,700,000	0.8
		32,700,000	0.8
TREASURY DEBT
	United States Treasury Bill
26,520,000	0.920%–1.008%, 10/05/17	26,518,403	0.7
64,615,000	0.926%–0.961%, 10/12/17	64,598,470	1.7
44,215,000	0.927%–0.971%, 10/26/17	44,187,366	1.1
	Other	7,417,068	0.2
		142,721,307	3.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $175,201,511)	175,421,307	4.5
	TOTAL PORTFOLIO (Cost $3,994,376,390)	4,020,827,305	103.1
	OTHER ASSETS & LIABILITIES, NET	(121,457,854)	(3.1)
	NET ASSETS	$3,899,369,451	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities, including those in “Other,” was $740,135,675 or 19.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Bilateral currency swap contracts outstanding as of September 30, 2017 were as follows (See Note 3):

								Upfront	Unrealized
Reference	Terms of payments	Terms of payments		Maturity		Notional		premiums	appreciation
entity	to be paid	to be received	Counterparty	date		amount	Value	received	(depreciation)
USD		Fixed semi-annual 1.94%	JP Morgan Chase Bank, N.A.	4/15/19	USD	20,664,870	$283,874	$(148,374)	$432,248
JPY	Fixed semi-annual 0.10%				JPY	2,300,000,000

Abbreviation(s):
JPY	Japanese Yen

36	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

High-Yield Fund  ■  September 30, 2017

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS			$8,687,420	0.2%
CAPITAL GOODS			1,675,953	0.0
COMMERCIAL & PROFESSIONAL SERVICES			15,134,513	0.4
CONSUMER DURABLES & APPAREL			7,503,267	0.2
CONSUMER SERVICES
		Spin Holdco, Inc
$16,470,744	i	5.010%, 11/14/22, LIBOR 3 M + 3.750%	16,540,745	0.4
		Other	48,297,670	1.2
			64,838,415	1.6
DIVERSIFIED FINANCIALS			2,201,274	0.1
ENERGY			16,469,003	0.4
FOOD & STAPLES RETAILING			13,049,970	0.3
HEALTH CARE EQUIPMENT & SERVICES			11,120,963	0.3
INSURANCE			17,699,482	0.5
MATERIALS			28,018,796	0.7
MEDIA			8,266,299	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			13,749,904	0.3
REAL ESTATE			14,282,838	0.3
RETAILING			23,277,205	0.6
SOFTWARE & SERVICES			16,854,161	0.4
UTILITIES			23,180,118	0.6

		TOTAL BANK LOAN OBLIGATIONS (Cost $288,190,540)	286,009,581	7.1

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			52,318,119	1.3
BANKS			50,048,547	1.2
CAPITAL GOODS			67,651,319	1.7
COMMERCIAL & PROFESSIONAL SERVICES
		United Rentals North America, Inc
16,425,000		5.500%, 07/15/25	17,635,522	0.4
17,600,000		4.875%, 01/15/28	17,666,000	0.5
		Other	158,949,906	3.9
			194,251,428	4.8
CONSUMER DURABLES & APPAREL
		Lennar Corp
16,000,000		4.500%, 04/30/24	16,476,480	0.4
		Other	60,181,739	1.5
			76,658,219	1.9
				% of net
Principal		Issuer	Value	assets
CONSUMER SERVICES
		International Game Technology
$14,785,000	g	6.500%, 02/15/25	$16,614,644	0.4%
		Prime Security Services Borrower LLC
52,225,000	g	9.250%, 05/15/23	57,633,421	1.4
		Scientific Games International, Inc
16,000,000		10.000%, 12/01/22	17,720,000	0.5
		Six Flags Entertainment Corp
22,500,000	g	4.875%, 07/31/24	22,893,750	0.6
		Other	195,152,006	4.8
			310,013,821	7.7
DIVERSIFIED FINANCIALS
		Navient Corp
50,255,000		4.875%–7.250%, 01/15/19–03/25/24	52,742,004	1.3
		Other	120,617,562	2.9
			173,359,566	4.2
ENERGY
		AmeriGas Partners LP
36,300,000		5.500%–5.875%, 05/20/24–05/20/27	37,485,969	1.0
		Exterran Partners LP
16,900,000		6.000%, 04/01/21	16,562,000	0.4
		Genesis Energy LP
17,900,000		6.500%, 10/01/25	17,698,625	0.4
		Murphy Oil Corp
19,800,000		5.750%, 08/15/25	20,395,980	0.5
		Range Resources Corp
22,825,000	g	5.750%, 06/01/21	23,738,000	0.6
		Southwestern Energy Co
19,000,000		7.500%, 04/01/26	19,736,250	0.5
		Other	403,110,914	9.9
			538,727,738	13.3
FOOD & STAPLES RETAILING
		Fresh Market, Inc
30,685,000	†,g	9.750%, 05/01/23	18,717,850	0.5
		Ingles Markets, Inc
17,960,000		5.750%, 06/15/23	17,555,900	0.4
		Other	20,455,625	0.5
			56,729,375	1.4
FOOD, BEVERAGE & TOBACCO			14,115,475	0.4
HEALTH CARE EQUIPMENT & SERVICES
		Change Healthcare Holdings LLC
16,000,000	g	5.750%, 03/01/25	16,300,000	0.4
		HCA, Inc
66,350,000		4.500%–7.500%, 02/15/20–06/15/47	71,709,516	1.8
		Tenet Healthcare Corp
27,200,000	g	4.625%, 07/15/24	26,894,000	0.6
		Other	113,445,721	2.9
			228,349,237	5.7
HOUSEHOLD & PERSONAL PRODUCTS			10,701,784	0.3
INSURANCE			921,375	0.0

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

High-Yield Fund  ■  September 30, 2017

				% of net
Principal		Issuer	Value	assets
MATERIALS
		Berry Plastics Corp
$17,025,000		6.000%, 10/15/22	$18,067,781	0.4%
		Blue Cube Spinco, Inc
20,000,000		9.750%, 10/15/23	24,300,000	0.6
		Nova Chemicals Corp
40,000,000	g	4.875%, 06/01/24	40,500,000	1.0
		Other	282,203,325	7.0
			365,071,106	9.0
MEDIA
		CCO Holdings LLC
20,900,000		5.750%, 01/15/24	21,709,875	0.5
20,000,000	g	5.875%, 04/01/24	21,225,000	0.5
16,150,000	g	5.125%, 05/01/27	16,372,062	0.4
		DISH DBS Corp
15,000,000		6.750%, 06/01/21	16,500,000	0.4
		Neptune Finco Corp
14,250,000	g	10.125%, 01/15/23	16,440,938	0.4
13,577,000	g	10.875%, 10/15/25	16,784,566	0.4
		Numericable Group S.A.
17,000,000	g	6.000%, 05/15/22	17,765,000	0.5
		Time, Inc
18,000,000	g	5.750%, 04/15/22	18,427,500	0.5
		Other	225,142,578	5.6
			370,367,519	9.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			29,625,050	0.7
REAL ESTATE			15,714,608	0.4
RETAILING
		Argos Merger Sub, Inc
24,800,000	g	7.125%, 03/15/23	19,351,440	0.5
		Men’s Wearhouse, Inc
19,570,000		7.000%, 07/01/22	18,640,425	0.4
		Other	97,051,404	2.4
			135,043,269	3.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			9,959,986	0.2
SOFTWARE & SERVICES
		Open Text Corp
16,400,000	g	5.875%, 06/01/26	17,999,000	0.4
		Other	96,092,671	2.4
			114,091,671	2.8
TECHNOLOGY HARDWARE & EQUIPMENT
		CommScope, Inc
23,700,000	g	6.000%, 06/15/25	25,329,375	0.6
		Other	40,570,040	1.0
			65,899,415	1.6
				% of net
Principal		Issuer	Value	assets
TELECOMMUNICATION SERVICES
		Altice Luxembourg S.A.
$18,900,000	g	7.750%, 05/15/22	$20,057,625	0.5%
		Sprint Corp
23,725,000		7.250%, 09/15/21	26,364,407	0.6
19,950,000		7.625%, 02/15/25	22,942,500	0.6
		T-Mobile USA, Inc
22,000,000		5.125%, 04/15/25	22,990,000	0.6
		Other	121,471,865	3.0
			213,826,397	5.3
TRANSPORTATION
		KLX, Inc
16,250,000	g	5.875%, 12/01/22	17,025,125	0.4
		Park Aerospace Holdings Ltd
20,025,000	g	5.250%, 08/15/22	20,803,472	0.5
		Other	118,805,191	3.0
			156,633,788	3.9
UTILITIES			61,275,061	1.5
		TOTAL CORPORATE BONDS (Cost $3,231,335,525)	3,311,353,873	81.8

GOVERNMENT BONDS
U.S. TREASURY SECURITIES
		United States Treasury Note
32,900,000		0.219%–0.278%, 01/31/18	32,868,021	0.8
			32,868,021	0.8
		TOTAL GOVERNMENT BONDS (Cost $32,872,259)	32,868,021	0.8
		TOTAL BONDS (Cost $3,264,207,784)	3,344,221,894	82.6

Shares		Company

COMMON STOCKS
ENERGY			21,946,738	0.5
		TOTAL COMMON STOCKS (Cost $15,989,265)	21,946,738	0.5

PREFERRED STOCKS
ENERGY			2,246,335	0.1
		TOTAL PREFERRED STOCKS (Cost $890,102)	2,246,335	0.1

38	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

High-Yield Fund  ■  September 30, 2017

			% of net
Principal	Issuer	Value	assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$16,000,000	1.032%, 10/04/17	$15,999,120	0.4%
20,200,000	1.011%, 10/11/17	20,194,990	0.5
20,375,000	1.032%, 10/25/17	20,362,103	0.5
25,840,000	1.021%, 10/27/17	25,822,222	0.6
34,820,000	1.053%, 11/15/17	34,777,450	0.9
25,000,000	1.053%, 11/24/17	24,963,200	0.6
	Federal Home Loan Mortgage Corp (FHLMC)
24,700,000	1.012%, 10/05/17	24,697,950	0.6
30,000,000	1.008%, 11/06/17	29,970,840	0.7
	Federal National Mortgage Association (FNMA)
31,070,000	1.032%, 10/02/17	31,070,000	0.8
	Other	31,215,560	0.8
		259,073,435	6.4
TREASURY DEBT
	United States Treasury Bill
45,250,000	0.966%–0.981%, 10/12/17	45,238,424	1.2
32,790,000	0.932%–0.956%, 10/26/17	32,769,506	0.8
	Other	16,814,389	0.4
		94,822,319	2.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $353,879,431)	353,895,754	8.8
	TOTAL PORTFOLIO (Cost $3,923,157,122)	4,008,320,302	99.1
	OTHER ASSETS & LIABILITIES, NET	37,358,454	0.9
	NET ASSETS	$4,045,678,756	100.0%

Abbreviation(s):

LIBOR London Interbank Offered Rate

M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities, including those in “Other,” was $1,439,899,780 or 35.6% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	39

Portfolio of investments (unaudited)

Inflation-Linked Bond Fund  ■  September 30, 2017

				% of net
Principal		Issuer	Value	assets
GOVERNMENT BONDS
AGENCY SECURITIES
		HNA 2015 LLC
$2,600,013		2.369%, 09/18/27	$2,596,874	0.1%
		Montefiore Medical Center
9,595,000		2.895%, 04/20/32	9,350,587	0.4
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,550,344	0.1
3,000,000		3.250%, 06/15/25	3,151,263	0.1
		Reliance Industries Ltd
5,592,105		2.444%, 01/15/26	5,616,176	0.2
		Ukraine Government AID Bonds
3,000,000		1.847%, 05/29/20	3,002,142	0.1
15,000,000		1.471%, 09/29/21	14,691,855	0.6
			41,959,241	1.6
MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
6,450,328		3.700%, 10/15/33	6,796,902	0.3
			6,796,902	0.3
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
43,778,724	k	2.125%, 01/15/19	45,142,248	1.7
191,178,270	k	0.125%, 04/15/19	191,883,492	7.1
53,782,054	k	1.875%, 07/15/19	56,024,203	2.1
60,277,868	k	1.375%, 01/15/20	62,422,163	2.3
159,932,430	k	0.125%, 04/15/20	160,681,069	5.9
89,339,959	k	1.250%, 07/15/20	93,076,801	3.4
89,613,041	k	1.125%, 01/15/21	93,148,692	3.4
127,556,975	k	0.125%, 04/15/21	127,895,798	4.7
116,139,915	k	0.625%, 07/15/21	119,326,016	4.4
120,065,029	k	0.125%, 01/15/22	120,397,417	4.5
75,492,000	k	0.125%, 04/15/22	75,455,161	2.8
117,092,800	k	0.125%, 07/15/22	117,612,694	4.4
95,446,800	k	0.125%, 01/15/23	95,165,434	3.5
110,973,340	k	0.375%, 07/15/23	112,372,197	4.2
95,207,640	k	0.625%, 01/15/24	97,170,883	3.6
90,207,250	k	0.125%, 07/15/24	89,252,264	3.3
82,680,800	k	0.250%, 01/15/25	81,808,571	3.0
79,677,372	k	2.375%, 01/15/25	90,973,901	3.4
92,902,500	k	0.375%, 07/15/25	92,854,490	3.4
86,023,370	k	0.625%, 01/15/26	87,132,728	3.2
57,419,843	d,k	2.000%, 01/15/26	64,530,347	2.4
68,423,080	k	0.125%, 07/15/26	66,494,172	2.5
83,603,850	k	0.375%, 01/15/27	82,542,868	3.1
40,067,091	k	2.375%, 01/15/27	46,812,786	1.7
31,522,365	k	0.375%, 07/15/27	31,195,149	1.1
74,228,860	k	1.750%, 01/15/28	83,040,622	3.1
42,474,583	k	3.625%, 04/15/28	55,552,152	2.1
48,103,350	k	2.500%, 01/15/29	58,022,284	2.1
64,011,711	k	3.875%, 04/15/29	87,004,729	3.2
		United States Treasury Note
10,000,000		1.875%, 03/31/22	9,992,969	0.4
			2,594,984,300	96.0
		TOTAL GOVERNMENT BONDS (Cost $2,613,326,053)	2,643,740,443	97.9
			% of net
Principal	Issuer	Value	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$26,850,000	0.700%, 10/02/17	$26,850,000	1.0%
		26,850,000	1.0
TREASURY DEBT
	United States Treasury Bill
2,920,000	0.920%, 10/05/17	2,919,824	0.1
15,800,000	0.925%, 10/12/17	15,795,958	0.6
		18,715,782	0.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $45,564,714)	45,565,782	1.7

	TOTAL PORTFOLIO (Cost $2,658,890,767)	2,689,306,225	99.6
	OTHER ASSETS & LIABILITIES, NET	11,754,637	0.4
	NET ASSETS	$2,701,060,862	100.0%

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of September 30, 2017 were as follows (See Note 3):

Number
	of long				Unrealized
	(short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)
US 10YR NOTE (CBT)	(250)	December 2017	$(31,368,921)	$(31,328,125)	$40,796

40	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Short-Term Bond Fund ■ September 30, 2017

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$752,437	0.0%
COMMERCIAL & PROFESSIONAL SERVICES			6,107,443	0.4
CONSUMER DURABLES & APPAREL			625,086	0.1
CONSUMER SERVICES			6,019,901	0.3
FOOD & STAPLES RETAILING			1,111,585	0.1
HEALTH CARE EQUIPMENT & SERVICES			2,164,347	0.1
MATERIALS			1,665,621	0.1
MEDIA			12,360,410	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,118,808	0.1
RETAILING			4,740,210	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,486,856	0.1
SOFTWARE & SERVICES			1,951,554	0.1
TECHNOLOGY HARDWARE & EQUIPMENT			2,507,274	0.2
UTILITIES			990,430	0.1
		TOTAL BANK LOAN OBLIGATIONS (Cost $44,723,238)	44,601,962	2.8

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			5,538,892	0.3
BANKS
		Bank of America Corp
$10,000,000		2.328%, 10/01/21	9,987,446	0.6
		Bank of America NA
10,000,000		1.650%, 03/26/18	10,006,806	0.6
		Bank of Montreal
9,000,000	g	2.500%, 01/11/22	9,045,375	0.6
		CitiBank NA
15,000,000		1.850%, 09/18/19	14,996,179	0.9
		JPMorgan Chase & Co
7,500,000		2.750%, 06/23/20	7,641,060	0.5
		SpareBank Boligkreditt AS.
8,000,000	g	1.250%, 05/02/18	7,974,676	0.5
		Other	110,234,355	6.8
			169,885,897	10.5
CAPITAL GOODS			22,814,477	1.4
COMMERCIAL & PROFESSIONAL SERVICES			8,201,303	0.5
CONSUMER DURABLES & APPAREL			2,397,373	0.1
CONSUMER SERVICES			965,161	0.1
DIVERSIFIED FINANCIALS
		General Motors Financial Co, Inc
10,000,000		2.400%, 05/09/19	10,042,974	0.6
		Goldman Sachs Group, Inc
9,000,000		2.300%, 12/13/19	9,037,735	0.6
Principal		Issuer	Value	% of net assets
DIVERSIFIED FINANCIALS—continued
		Morgan Stanley
$8,000,000		2.450%, 02/01/19	$8,055,188	0.5%
7,500,000		2.800%, 06/16/20	7,623,746	0.5
		Nederlandse Waterschapsbank NV
7,000,000	g	1.875%, 03/13/19	7,018,578	0.4
		Other	39,177,467	2.4
			80,955,688	5.0
ENERGY
		Reliance Industries Ltd
8,947,368		1.870%, 01/15/26	8,777,870	0.6
		Other	53,696,968	3.3
			62,474,838	3.9
FOOD & STAPLES RETAILING			6,286,361	0.4
FOOD, BEVERAGE & TOBACCO			12,029,080	0.8
HEALTH CARE EQUIPMENT & SERVICES			21,213,018	1.3
HOUSEHOLD & PERSONAL PRODUCTS			374,921	0.0
INSURANCE			6,679,365	0.4
MATERIALS			17,379,003	1.0
MEDIA			6,677,062	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			31,466,602	2.0
REAL ESTATE			5,682,031	0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,019,263	0.1
SOFTWARE & SERVICES			15,026,315	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			21,462,395	1.3
TELECOMMUNICATION SERVICES			12,740,518	0.8
TRANSPORTATION			6,723,472	0.4
UTILITIES			47,550,942	2.9
		TOTAL CORPORATE BONDS (Cost $564,114,639)	565,543,977	34.9

GOVERNMENT BONDS
AGENCY SECURITIES
		Iraq Government AID Bond
24,000,000		2.149%, 01/18/22	24,073,968	1.5
		Montefiore Medical Center
10,975,000		2.152%, 10/20/26	10,587,486	0.6
		Reliance Industries Ltd
11,184,211		2.444%, 01/15/26	11,232,351	0.7
		Ukraine Government AID Bonds
15,000,000		1.471%, 09/29/21	14,691,855	0.9
		Other	17,059,867	1.1
			77,645,527	4.8

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

Short-Term Bond Fund ■ September 30, 2017

Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS
		Bermuda Government International Bond
$7,000,000	g	4.138%, 01/03/23	$7,367,500	0.5%
		Instituto de Credito Oficial
11,400,000	g	1.625%, 09/14/18	11,359,450	0.7
		Saudi Government International Bond
11,625,000	g	2.875%, 03/04/23	11,553,995	0.7
		Other	88,329,155	5.5
			118,610,100	7.4
MORTGAGE BACKED			1,898,771	0.1
MUNICIPAL BONDS			5,021,400	0.3
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
25,610,095	k	0.125%, 04/15/20	25,729,975	1.6
9,812,075	k	0.125%, 04/15/21	9,838,138	0.6
		United States Treasury Note
7,550,000		1.000%, 12/15/17	7,547,816	0.5
30,755,000		1.125%, 01/31/19	30,636,065	1.9
81,090,000	d	1.125%, 02/28/19	80,760,572	5.0
51,475,000		1.250%, 03/31/19	51,338,269	3.2
14,000,000		1.250%, 08/31/19	13,938,750	0.9
58,718,000	d	0.875%, 09/15/19	58,032,192	3.6
		Other	17,133,797	1.0
			294,955,574	18.3
		TOTAL GOVERNMENT BONDS (Cost $499,163,000)	498,131,372	30.9

STRUCTURED ASSETS
ASSET BACKED
		Domino’s Pizza Master Issuer LLC
		Series 2017-1A (Class A2II)
15,000,000	g	3.082%, 07/25/47	14,929,350	0.9
		Ford Credit Auto Owner Trust
		Series 2014-2 (Class B)
7,250,000	g	2.510%, 04/15/26	7,299,710	0.5
		Other	49,154,653	3.0
			71,383,713	4.4
OTHER MORTGAGE BACKED
		Bear Stearns Commercial Mortgage Securities Trust
		Series 2003-PWR2 (Class H)
11,335,000	g,i	5.300%, 05/11/39	11,689,116	0.7
		Chase Mortgage Trust
		Series 2016-2 (Class M2)
9,945,737	g,i	3.750%, 12/25/45	10,118,484	0.6
		Connecticut Avenue Securities
		Series 2016-C04 (Class 1M1)
11,212,930	i	2.687%, 01/25/29, LIBOR 1 M + 1.450%	11,317,195	0.7
		Series 2017-C01 (Class 1M1)
12,456,924	g,i	2.530%, 07/25/29, LIBOR 1 M + 1.300%	12,575,440	0.8
		Series 2017-C03 (Class 1M1)
13,536,371	i	2.187%, 10/25/29, LIBOR 1 M + 0.950%	13,601,823	0.8
28,508,006	i	2.187%–3.887%, 05/25/24–02/25/30,
		LIBOR 1 M + 0.950%–LIBOR 1 M + 2.650%	28,744,836	1.8
		Credit Suisse Commercial Mortgage Trust
		Series 2007-C2 (Class C)
12,000,000	g,i	5.897%, 01/15/49	15,111,694	0.9
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED—continued
		Flagstar Mortgage Trust
		Series 2017-1 (Class 1A3)
$14,635,580	g,i	3.500%, 03/25/47	$14,889,990	0.9%
		JP Morgan Mortgage Trust
		Series 2017-1 (Class A3)
11,722,111	g,i	3.500%, 01/25/47	11,991,813	0.8
		Series 2017-3 (Class 1A5)
13,368,792	g,i	3.500%, 08/25/47	13,668,026	0.9
		Sequoia Mortgage Trust
		Series 2017-2 (Class A5)
12,298,252	g,i	3.000%, 03/25/47	12,361,071	0.8
		Series 2017-3 (Class A4)
15,317,590	g,i	3.500%, 04/25/47	15,660,444	1.0
		Series 2017-5 (Class A5)
9,758,104	g,i	3.000%, 08/25/47	9,853,207	0.6
		Series 2017-6 (Class A4)
14,425,937	g,i	3.500%, 09/25/47	14,809,383	0.9
		Shellpoint Co-Originator Trust
		Series 2017-1 (Class A4)
7,448,102	g,i	3.500%, 04/25/47	7,586,882	0.5
		Structured Agency Credit Risk Debt Note (STACR)
		Series 2017-DNA1 (Class M1)
11,073,071	i	2.437%, 07/25/29, LIBOR 1 M + 1.200%	11,196,272	0.7
		Series 2017-DNA2 (Class M1)
19,556,869	i	2.437%, 10/25/29, LIBOR 1 M + 1.200%	19,779,987	1.2
		Series 2017-DNA3 (Class M1)
19,000,000	h,i	1.984%, 03/25/30, LIBOR 1 M + 0.750%	19,031,171	1.2
19,592,641	i	1.959%–3.637%, 01/25/25–12/25/29,
		LIBOR 1 M + 0.800%–LIBOR 1 M + 2.400%	19,702,500	1.2
		Other	84,347,913	5.2
			358,037,247	22.2
		TOTAL STRUCTURED ASSETS (Cost $428,232,128)	429,420,960	26.6
		TOTAL BONDS (Cost $1,491,509,767)	1,493,096,309	92.4

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
21,050,000		0.700%, 10/02/17	21,050,000	1.3
17,405,000		0.100%, 10/11/17	17,400,683	1.1
		Other	1,728,810	0.1
			40,179,493	2.5
TREASURY DEBT
		United States Treasury Bill
42,670,000		0.926%–0.966%, 10/12/17	42,659,084	2.6
30,810,000		0.927%–0.956%, 10/26/17	30,790,744	1.9
			73,449,828	4.5
		TOTAL SHORT-TERM INVESTMENTS (Cost $113,625,889)	113,629,321	7.0
		TOTAL PORTFOLIO (Cost $1,649,858,894)	1,651,327,592	102.2
		OTHER ASSETS & LIABILITIES, NET	(36,717,685)	(2.2)
		NET ASSETS	$1,614,609,907	100.0%

42	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Fund ■ September 30, 2017

Abbreviation(s):

LIBOR London Interbank Offered Rate

M	Month

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities, including those in “Other,” was $473,145,619 or 29.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of September 30, 2017 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10YR NOTE (CBT)	(115)	December 2017	$(14,602,934)	$(14,410,938)	$191,996
US 5YR NOTE (CBT)	(450)	December 2017	(53,391,857)	(52,875,000)	516,857
Total	(565)		$(67,994,791)	$(67,285,938)	$708,853

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	43

Summary portfolio of investments (unaudited)

Short-Term Bond Index Fund ■ September 30, 2017

Principal	Issuer	Value	% of net assets
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$99,366	0.0%
BANKS
	Bank of America Corp
$700,000	2.650%, 04/01/19	706,236	0.3
	JPMorgan Chase & Co
500,000	2.750%, 06/23/20	509,404	0.2
	Other	16,922,229	6.2
		18,137,869	6.7
CAPITAL GOODS		2,564,313	0.9
COMMERCIAL & PROFESSIONAL SERVICES		333,829	0.1
CONSUMER DURABLES & APPAREL		202,240	0.1
CONSUMER SERVICES		100,464	0.0
DIVERSIFIED FINANCIALS
	Credit Suisse Group Funding Guernsey Ltd
500,000	3.125%, 12/10/20	509,927	0.2
	Goldman Sachs Group, Inc
1,200,000	2.300%, 12/13/19	1,205,031	0.4
	Morgan Stanley
700,000	2.375%, 07/23/19	704,380	0.3
	Other	8,958,741	3.3
		11,378,079	4.2
ENERGY
	Shell International Finance BV
600,000	1.375%, 09/12/19	596,101	0.2
	Other	4,554,040	1.7
		5,150,141	1.9
FOOD & STAPLES RETAILING		958,333	0.4
FOOD, BEVERAGE & TOBACCO
	Anheuser-Busch InBev Finance, Inc
750,000	1.900%, 02/01/19	751,876	0.3
	Other	2,053,605	0.7
		2,805,481	1.0
HEALTH CARE EQUIPMENT & SERVICES		1,307,923	0.5
HOUSEHOLD & PERSONAL PRODUCTS		401,363	0.1
INSURANCE		1,494,682	0.5
MATERIALS		1,239,308	0.5
MEDIA		2,032,940	0.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
	Actavis Funding SCS
500,000	3.000%, 03/12/20	510,391	0.2
	Pfizer, Inc
600,000	1.700%, 12/15/19	599,600	0.2
	Other	3,372,808	1.2
		4,482,799	1.6
REAL ESTATE		977,009	0.4
Principal	Issuer	Value	% of net assets
RETAILING		$1,012,803	0.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		503,256	0.2
SOFTWARE & SERVICES		2,401,742	0.9
TECHNOLOGY HARDWARE & EQUIPMENT		2,888,437	1.1
TELECOMMUNICATION SERVICES		2,858,403	1.1
TRANSPORTATION		757,443	0.3
UTILITIES		3,549,546	1.3
	TOTAL CORPORATE BONDS (Cost $67,628,728)	67,637,769	24.9

GOVERNMENT BONDS
AGENCY SECURITIES
	Federal Farm Credit Bank (FFCB)
$750,000	0.750%, 04/18/18	748,108	0.3
	Federal Home Loan Bank (FHLB)
2,500,000	0.875%, 06/29/18	2,493,198	0.9
2,400,000	1.875%, 03/13/20	2,413,884	0.9
	Federal Home Loan Mortgage Corp (FHLMC)
1,500,000	0.875%, 03/07/18	1,497,900	0.5
2,300,000	1.250%, 08/01/19	2,288,827	0.8
	Federal National Mortgage Association (FNMA)
1,050,000	0.875%, 08/02/19	1,037,507	0.4
3,500,000	1.750%, 11/26/19	3,512,859	1.3
	Other	499,231	0.2
		14,491,514	5.3
FOREIGN GOVERNMENT BONDS
	European Bank for Reconstruction & Development
600,000	1.750%, 11/26/19	600,142	0.2
	European Investment Bank
600,000	1.250%, 05/15/19	596,524	0.2
	Inter-American Development Bank
636,000	1.375%, 07/15/20	628,350	0.2
	International Bank for Reconstruction & Development
600,000	1.250%, 07/26/19	596,059	0.2
1,200,000	1.875%, 04/21/20	1,204,283	0.4
	KFW
1,000,000	1.000%, 07/15/19	988,849	0.4
1,500,000	1.875%, 06/30/20	1,504,245	0.6
	Province of Ontario Canada
1,200,000	4.400%, 04/14/20	1,272,864	0.5
	Other	11,987,119	4.4
		19,378,435	7.1
MUNICIPAL BONDS		100,428	0.0
U.S. TREASURY SECURITIES
	United States Treasury Note
5,950,000	1.000%, 11/30/18	5,922,807	2.2
28,100,000	1.250%, 12/31/18	28,047,313	10.3
2,400,000	0.750%, 02/15/19	2,378,063	0.9
7,700,000	1.125%, 02/28/19	7,668,719	2.8
2,750,000	1.000%, 03/15/19	2,733,457	1.0
2,700,000	1.250%, 03/31/19	2,692,828	1.0
3,700,000	0.875%, 04/15/19	3,668,203	1.3
5,100,000	1.250%, 04/30/19	5,084,859	1.9

44	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Index Fund  ■  September 30, 2017

Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
$4,000,000	0.875%, 05/15/19	$3,963,594	1.5%
3,000,000	0.875%, 06/15/19	2,970,820	1.1
23,000,000	1.250%, 06/30/19	22,916,445	8.4
4,000,000	1.375%, 07/31/19	3,993,125	1.5
4,900,000	0.750%, 08/15/19	4,834,922	1.8
9,000,000	1.250%, 08/31/19	8,960,625	3.3
3,300,000	0.875%, 09/15/19	3,261,457	1.2
2,000,000	1.000%, 10/15/19	1,980,078	0.7
5,500,000	1.000%, 11/15/19	5,441,777	2.0
3,000,000	1.375%, 12/15/19	2,990,508	1.1
6,700,000	1.375%, 01/15/20	6,675,922	2.4
13,500,000	1.625%, 03/15/20	13,518,984	5.0
3,500,000	1.500%, 04/15/20	3,493,164	1.3
4,400,000	1.500%, 05/15/20	4,390,375	1.6
7,700,000	1.500%, 07/15/20	7,677,441	2.8
9,200,000	1.500%, 08/15/20	9,170,891	3.4
5,000,000	1.375%, 09/15/20	4,964,453	1.8
		169,400,830	62.3
	TOTAL GOVERNMENT BONDS (Cost $204,064,206)	203,371,207	74.7
	TOTAL BONDS (Cost $271,692,934)	271,008,976	99.6

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
2,050,000	0.700%, 10/02/17	2,050,000	0.8
		2,050,000	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,049,960)	2,050,000	0.8
	TOTAL PORTFOLIO (Cost $273,742,894)	273,058,976	100.4
	OTHER ASSETS & LIABILITIES, NET	(960,385)	(0.4)
	NET ASSETS	$272,098,591	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $899,752 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	45

Summary portfolio of investments (unaudited)

Social Choice Bond Fund  ■  September 30, 2017

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

CAPITAL GOODS			$945,867	0.0%
MEDIA			3,971,011	0.3
TECHNOLOGY HARDWARE & EQUIPMENT			4,993,516	0.4
UTILITIES			1,665,039	0.1
		TOTAL BANK LOAN OBLIGATIONS (Cost $11,627,257)	11,575,433	0.8

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Ford Motor Co
$5,500,000		4.750%, 01/15/43	5,389,422	0.4
		Other	1,329,250	0.1
			6,718,672	0.5
BANKS
		Bank of America Corp
6,200,000		2.151%, 11/09/20	6,181,335	0.4
		Toronto-Dominion Bank
7,500,000		1.850%, 09/11/20	7,467,509	0.5
		Other	94,891,957	6.4
			108,540,801	7.3
CAPITAL GOODS
		WW Grainger, Inc
5,650,000		4.200%, 05/15/47	5,717,436	0.4
		Other	7,466,853	0.5
			13,184,289	0.9
COMMERCIAL & PROFESSIONAL SERVICES			2,275,001	0.2
CONSUMER SERVICES			11,904,601	0.8
DIVERSIFIED FINANCIALS
		EDP Finance BV
5,625,000	g	3.625%, 07/15/24	5,671,182	0.4
		Ford Foundation
5,250,000		3.859%, 06/01/47	5,501,820	0.3
		Other	34,272,306	2.3
			45,445,308	3.0
ENERGY
		EQT Corp
7,500,000	i	2.103%, 10/01/20, LIBOR 3 M + 0.770%	7,515,450	0.5
		National Oilwell Varco, Inc
7,000,000		3.950%, 12/01/42	5,902,616	0.4
		Other	28,995,163	1.9
			42,413,229	2.8
HEALTH CARE EQUIPMENT & SERVICES
		Becton Dickinson and Co
7,250,000		3.363%, 06/06/24	7,314,752	0.5
		Other	12,019,063	0.8
			19,333,815	1.3
Principal		Issuer	Value	% of net assets
INSURANCE			$15,200,415	1.0%
MATERIALS
		Klabin Finance S.A.
$8,975,000	g	4.875%, 09/19/27	8,906,790	0.6
		WestRock Co
6,350,000	g	3.000%, 09/15/24	6,338,455	0.4
		Other	19,304,317	1.3
			34,549,562	2.3
MEDIA			15,570,901	1.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Gilead Sciences, Inc
7,500,000	i	1.576%, 09/20/19, LIBOR 3 M + 0.250%	7,515,745	0.5
		Other	1,646,722	0.1
			9,162,467	0.6
REAL ESTATE			22,492,968	1.6
TECHNOLOGY HARDWARE & EQUIPMENT			15,152,490	1.0
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
6,125,000		5.250%, 03/16/37	6,713,827	0.5
16,105,000		2.321%–4.500%, 03/15/22–08/10/33	16,165,261	1.1
		Other	505,794	0.0
			23,384,882	1.6
TRANSPORTATION
		Delta Air Lines, Inc
5,925,000		3.625%, 03/15/22	6,088,059	0.4
		Mexico City Airport Trust
6,125,000	g	5.500%, 07/31/47	6,200,950	0.4
		Union Pacific Railroad Co
6,068,661		3.227%, 05/14/26	6,216,555	0.4
		Other	37,137,258	2.5
			55,642,822	3.7
UTILITIES
		MidAmerican Energy Co
5,746,000		3.950%, 08/01/47	5,988,354	0.4
		NorthWestern Corp
5,248,000		4.176%, 11/15/44	5,498,441	0.4
		Pattern Energy Group, Inc
5,000,000	g	5.875%, 02/01/24	5,275,000	0.3
		Southern Power Co
5,065,000		4.150%, 12/01/25	5,326,746	0.4
		Other	69,058,995	4.6
			91,147,536	6.1
		TOTAL CORPORATE BONDS (Cost $526,124,908)	532,119,759	35.7

GOVERNMENT BONDS
AGENCY SECURITIES
		NCUA Guaranteed Notes
11,400,000	†	3.000%, 06/12/19	11,687,280	0.8
6,890,000		3.450%, 06/12/21	7,161,798	0.5
		Overseas Private Investment Corp (OPIC)
32,718,614		0.000%–4.140%, 11/11/17–07/31/33	32,931,389	2.2

46	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Social Choice Bond Fund  ■  September 30, 2017

Principal		Issuer	Value	% of net assets
AGENCY SECURITIES—continued
		US Department of Housing and Urban Development (HUD)
$16,616,000		1.330%–5.380%, 08/01/18–08/01/27	$16,916,406	1.1%
		VCH Lease S.A.
7,082,895		1.736%, 05/15/25	6,928,133	0.5
		Other	53,170,108	3.5
			128,795,114	8.6
FOREIGN GOVERNMENT BONDS
		African Development Bank
5,875,000		1.375%, 12/17/18	5,860,635	0.4
		Export Development Canada
5,500,000		1.250%, 12/10/18	5,470,418	0.4
		North American Development Bank
5,570,000		2.300%, 10/10/18	5,603,676	0.4
		Other	100,767,158	6.7
			117,701,887	7.9
MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
5,265,685		3.000%, 11/01/46	5,283,831	0.4
5,705,841		3.000%, 12/01/46	5,725,504	0.4
9,688,848		3.000%, 01/01/47	9,722,238	0.7
16,291,223		3.500%, 01/01/47	16,800,503	1.1
7,667,920		4.000%, 07/01/47	8,074,355	0.5
7,934,663		4.500%, 07/01/47	8,516,739	0.6
5,943,760		4.000%, 08/01/47	6,258,809	0.4
59,652,023		2.500%–6.000%, 11/01/25–10/25/47	62,024,630	4.1
		Government National Mortgage Association (GNMA)
9,823,544		3.500%, 06/20/47	10,222,998	0.7
10,824,737		3.000%, 08/20/47	10,984,511	0.7
		Other	23,702,801	1.6
			167,316,919	11.2
MUNICIPAL BONDS
		California Pollution Control Financing Authority
5,500,000	g	5.000%, 11/21/45	5,527,500	0.4
		City & County of San Francisco CA
5,835,000		3.900%, 04/01/42	5,974,340	0.4
		Ohio State Water Development Authority
5,080,000		4.879%, 12/01/34	5,878,373	0.4
		Other	164,711,341	11.0
			182,091,554	12.2
U.S. TREASURY SECURITIES
		United States Treasury Bond
5,745,000		2.500%, 05/15/46	5,334,996	0.3
19,740,000		2.875%, 11/15/46	19,792,434	1.3
32,310,000		3.000%, 05/15/47	33,222,505	2.2
		United States Treasury Note
20,779,000		1.625%, 08/31/22	20,486,795	1.4
8,500,000		1.875%, 08/31/24	8,344,941	0.6
18,655,000		2.250%, 08/15/27	18,519,460	1.2
		Other	5,961,592	0.5
			111,662,723	7.5
		TOTAL GOVERNMENT BONDS (Cost $706,114,274)	707,568,197	47.4
Principal		Issuer	Value	% of net assets
STRUCTURED ASSETS
ASSET BACKED
		HERO Funding Trust
$16,744,460	g	3.080%–4.070%, 09/21/40–09/20/48	$17,056,540	1.1%
		Toyota Auto Receivables Owner Trust
		Series 2016-B (Class A3)
9,020,000		1.300%, 04/15/20	8,999,741	0.6
		VOLT LVIII LLC (Step Bond)
		Series 2017-NPL5 (Class A1)
6,187,294	g,i	3.375%, 05/28/47	6,225,807	0.4
		Other	36,149,610	2.4
			68,431,698	4.5
OTHER MORTGAGE BACKED
		GE Capital Commercial Mortgage Corp
		Series 2005-C4 (Class AJ)
6,555,274	i	5.900%, 11/10/45	6,639,700	0.3
		Other	109,092,370	7.3
			115,732,070	7.6
		TOTAL STRUCTURED ASSETS (Cost $184,201,212)	184,163,768	12.1
		TOTAL BONDS (Cost $1,416,440,394)	1,423,851,724	95.2

Shares		Company

PREFERRED STOCKS
BANKS			278,750	0.0
		TOTAL PREFERRED STOCKS (Cost $255,625)	278,750	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$12,850,000		0.700%, 10/02/17	12,850,000	0.9
			12,850,000	0.9
TREASURY DEBT
		United States Treasury Bill
23,500,000		0.926%–0.961%, 10/12/17	23,493,989	1.6
18,475,000		0.956%, 10/26/17	18,463,453	1.2
			41,957,442	2.8
		TOTAL SHORT-TERM INVESTMENTS (Cost $54,805,732)	54,807,442	3.7
		TOTAL PORTFOLIO (Cost $1,483,129,008)	1,490,513,349	99.7
		OTHER ASSETS & LIABILITIES, NET	4,730,690	0.3
		NET ASSETS	$1,495,244,039	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	47

Summary portfolio of investments (unaudited)	concluded

Social Choice Bond Fund  ■  September 30, 2017

Abbreviation(s):

LIBOR London Interbank Offered Rate

M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities, including those in “Other,” was $295,148,665 or 19.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

48	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Tax-Exempt Bond Fund  ■  September 30, 2017

				% of net
Principal		Issuer	Value	assets
LONG-TERM MUNICIPAL BONDS
ALABAMA
		University of South Alabama
$2,395,000		5.000%, 11/01/31	$2,848,541	1.0%
		Other	1,123,619	0.4
			3,972,160	1.4
ALASKA
		Borough of Matanuska-Susitna AK
2,570,000		5.000%, 09/01/25	3,048,817	1.1
		Other	572,665	0.2
			3,621,482	1.3
ARIZONA			701,670	0.3
CALIFORNIA
		City of Los Angeles Department of Airports
2,000,000		5.000%, 05/15/27	2,409,460	0.9
		County of San Bernardino CA, COP
2,000,000		5.250%, 08/01/19	2,150,120	0.8
		Elk Grove Finance Authority
1,715,000		5.000%, 09/01/30	1,974,188	0.7
		State of California
3,000,000		5.000%, 09/01/24	3,640,740	1.3
		State of California, GO
2,000,000		5.000%, 02/01/22	2,307,660	0.8
		Tender Option Bond Trust Receipts
4,130,000	g,i	0.690%, 11/01/23	4,130,000	1.5
		West Contra Costa Unified School District, GO
1,710,000		5.700%, 02/01/21	1,965,696	0.7
		Other	9,534,457	3.4
			28,112,321	10.1
COLORADO
		Colorado Health Facilities Authority
2,155,000		5.000%, 01/01/32	2,305,958	0.8
		Other	2,168,616	0.8
			4,474,574	1.6
CONNECTICUT
		University of Connecticut
2,000,000		5.000%, 03/15/28	2,342,140	0.8
		Other	3,078,783	1.1
			5,420,923	1.9
DISTRICT OF COLUMBIA			2,363,185	0.8
FLORIDA
		City of Miami Beach FL
1,695,000		5.000%, 09/01/24	2,024,084	0.7
		Port St. Lucie Community Redevelopment Agency
2,180,000		5.000%, 01/01/26	2,589,055	0.9
		Other	7,962,108	2.9
			12,575,247	4.5
GEORGIA			1,198,630	0.4
GUAM			1,133,630	0.4
HAWAII			1,130,610	0.4
			% of net
Principal	Issuer	Value	assets
ILLINOIS
	Chicago Midway International Airport
$2,000,000	5.000%, 01/01/26	$2,337,880	0.8%
	Chicago State University
2,085,000	5.500%, 12/01/23	2,326,109	0.8
	County of Cook IL
1,750,000	5.000%, 11/15/31	2,006,252	0.7
	Metropolitan Water Reclamation District of Greater Chicago
2,000,000	5.000%, 12/01/30	2,353,300	0.8
	State of Illinois
2,000,000	5.000%, 02/01/18	2,020,880	0.7
2,000,000	5.000%, 06/01/28	2,183,320	0.8
	Other	20,094,757	7.3
		33,322,498	11.9
INDIANA
	Indiana Bond Bank
2,120,000	5.250%, 04/01/19	2,250,698	0.8
	Indianapolis Local Public Improvement Bond Bank
1,940,000	5.500%, 01/01/21	2,176,913	0.8
	Other	1,514,280	0.5
		5,941,891	2.1
IOWA		564,642	0.2
KANSAS		1,158,930	0.4
KENTUCKY
	Kentucky Turnpike Authority
2,000,000	5.000%, 07/01/26	2,423,700	0.9
	Other	2,829,475	1.0
		5,253,175	1.9
LOUISIANA		3,286,078	1.2
MARYLAND		1,586,200	0.6
MASSACHUSETTS		3,303,837	1.2
MICHIGAN
	Michigan Finance Authority
4,000,000	5.000%, 04/01/21	4,404,480	1.6
2,000,000	5.000%, 04/01/25	2,314,620	0.8
2,000,000	5.000%, 11/15/28	2,360,620	0.8
1,650,000	5.000%, 07/01/44	1,784,228	0.6
	Michigan Finance Authority, GO
2,000,000	5.000%, 05/01/18	2,045,600	0.7
	Other	7,562,954	2.8
		20,472,502	7.3
MINNESOTA
	University of Minnesota
1,715,000	5.000%, 08/01/21	1,951,859	0.7
	Other	3,340,760	1.2
		5,292,619	1.9
MISSISSIPPI
	Mississippi Development Bank
1,500,000	5.000%, 03/01/24	1,752,765	0.6
	Other	5,591,523	2.0
		7,344,288	2.6

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	49

Summary portfolio of investments (unaudited)	concluded

Tax-Exempt Bond Fund  ■  September 30, 2017

			% of net
Principal	Issuer	Value	assets
MISSOURI
	St. Louis Municipal Finance Corp
$1,745,000	5.000%, 02/15/26	$2,050,864	0.7%
	Other	6,017,985	2.2
		8,068,849	2.9
NEBRASKA		2,244,953	0.8
NEVADA		1,184,900	0.4
NEW JERSEY		3,872,720	1.4
NEW YORK
	New York City Water & Sewer System
2,500,000	5.250%, 06/15/40	2,668,950	1.0
	New York State Dormitory Authority
2,250,000	5.000%, 10/01/17	2,250,000	0.8
	Other	14,028,141	5.0
		18,947,091	6.8
NORTH CAROLINA
	North Carolina Medical Care Commission
2,000,000	5.000%, 06/01/34	2,136,420	0.8
	Other	3,623,081	1.3
		5,759,501	2.1
NORTH DAKOTA		994,790	0.4
OHIO
	State of Ohio, GO
1,660,000	5.000%, 01/15/21	1,849,389	0.7
	Other	3,730,637	1.3
		5,580,026	2.0
OREGON		2,274,880	0.8
PENNSYLVANIA
	Commonwealth of Pennsylvania
2,000,000	5.000%, 09/15/23	2,330,100	0.8
	Pennsylvania Economic Development Financing Authority
2,000,000	5.000%, 12/31/25	2,378,560	0.9
	Pennsylvania State University
2,500,000	5.000%, 03/01/40	2,708,275	1.0
	Other	5,666,315	2.0
		13,083,250	4.7
RHODE ISLAND
	Rhode Island Health & Educational Building Corp
2,000,000	5.000%, 09/01/21	2,286,200	0.8
	State of Rhode Island, GO
2,000,000	5.000%, 08/01/21	2,273,800	0.8
	Other	3,348,782	1.2
		7,908,782	2.8
SOUTH CAROLINA		294,458	0.1
SOUTH DAKOTA		2,092,558	0.8
TENNESSEE		377,555	0.1
				% of net
Principal		Issuer	Value	assets
TEXAS
		City of Lubbock TX
$1,500,000		5.000%, 02/15/25	$1,818,210	0.7%
		State of Texas
3,000,000		5.000%, 10/01/23	3,580,800	1.3
		Tarrant County Cultural Education Facilities Finance Corp
1,750,000		5.000%, 11/15/35	1,841,683	0.7
		Texas Municipal Gas Acquisition & Supply Corp III
1,545,000		5.000%, 12/15/32	1,715,475	0.6
		Other	10,748,726	3.8
			19,704,894	7.1
UTAH			2,235,950	0.8
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,228,600	0.8
2,500,000	g	5.000%, 09/01/33	2,664,400	1.0
		Virgin Islands Water & Power Authority-Electric System
6,000,000	g	5.500%, 11/15/18	5,988,720	2.1
			10,881,720	3.9
VIRGINIA			1,336,170	0.5
WASHINGTON
		Central Puget Sound Regional Transit Authority
2,705,000		5.250%, 02/01/21	2,946,286	1.1
		Energy Northwest
1,955,000		5.000%, 07/01/23	2,284,437	0.8
		Skagit County Public Hospital District No
2,000,000		5.625%, 12/01/25	2,014,980	0.7
		State of Washington, GO
3,000,000		5.250%, 02/01/22	3,487,440	1.2
			10,733,143	3.8
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $265,800,361)		269,807,282	96.6
	TOTAL PORTFOLIO (Cost $265,800,361)		269,807,282	96.6
	OTHER ASSETS & LIABILITIES, NET		9,529,787	3.4
	NET ASSETS		$279,337,069	100.0%

Abbreviation(s):

COP	Certificate of Participation
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities, including those in “Other,” was $15,837,645 or 5.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

50	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Money Market Fund  ■  September 30, 2017

			% of net
Principal	Issuer	Value	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Agricultural Mortgage Corp (FAMC)
$22,915,000	1.030%–1.180%, 10/03/17–02/16/18	$22,869,832	2.6%
	Federal Farm Credit Bank (FFCB)
6,337,000	0.720%–1.070%, 10/02/17	6,336,823	0.7
8,230,000	0.990%, 10/12/17	8,227,510	1.0
8,000,000	1.040%, 11/15/17	7,989,600	0.9
6,100,000	1.100%, 02/13/18	6,074,838	0.7
31,590,000	0.750%–1.180%, 10/16/17–03/29/18	31,548,835	3.6
	Federal Home Loan Bank (FHLB)
12,132,000	1.055%–1.060%, 10/11/17	12,128,434	1.4
7,210,000	1.050%–1.090%, 10/18/17	7,206,412	0.8
12,227,000	1.030%–1.065%, 10/23/17	12,219,224	1.4
12,057,000	1.015%–1.080%, 10/25/17	12,048,568	1.4
9,765,000	1.040%–1.055%, 11/08/17	9,754,201	1.1
5,350,000	1.040%–1.073%, 11/22/17	5,341,892	0.6
10,800,000	1.035% –1.055%, 11/29/17	10,781,654	1.3
5,300,000	1.020%, 12/06/17	5,290,089	0.6
10,100,000	1.000%–1.050%, 10/03/17	10,099,430	1.2
9,450,000	1.010%–1.020%, 10/10/17	9,447,604	1.1
6,060,000	1.057%, 10/13/17	6,057,865	0.7
6,750,000	1.080%–1.080%, 10/19/17	6,746,430	0.8
11,000,000	0.990%–1.100%, 10/20/17	10,993,875	1.3
6,962,000	0.970%–1.070%, 11/01/17	6,955,838	0.8
7,000,000	1.025%–1.050%, 11/07/17	6,992,574	0.8
11,720,000	1.005%–1.140%, 11/09/17	11,707,105	1.4
15,585,000	1.055%–1.140%, 11/10/17	15,566,677	1.8
9,645,000	1.035%–1.040%, 11/16/17	9,632,215	1.1
10,300,000	1.020%–1.100%, 11/17/17	10,286,174	1.2
75,920,000	1.015%–1.250%, 10/04/17–05/03/18	75,788,241	8.8
	Federal Home Loan Mortgage Corp (FHLMC)
6,460,000	1.013%, 10/05/17	6,459,273	0.8
6,415,000	0.990%–0.995%, 10/06/17	6,414,116	0.7
8,000,000	1.020%–1.050%, 11/02/17	7,992,733	0.9
6,300,000	1.000%–1.005%, 12/14/17	6,287,029	0.7
10,735,000	1.020%–1.055%, 12/04/17	10,715,264	1.2
9,655,000	0.995%–1.020%, 10/17/17	9,650,653	1.1
8,900,000	1.000%, 10/24/17	8,894,314	1.0
15,750,000	0.980%–1.005%, 10/26/17	15,739,164	1.8
40,095,000	0.715%–1.050%, 10/02/17–12/18/17	40,059,598	4.6
	Federal National Mortgage Association (FNMA)
7,000,000	1.060%, 10/30/17	6,994,023	0.8
7,400,000	0.999%–1.050%, 10/04/17	7,399,382	0.9
11,400,000	1.060%, 10/06/17	11,398,322	1.3
18,681,000	0.990%–1.000%, 10/18/17	18,672,209	2.2
8,910,000	0.980%–1.010%, 11/28/17	8,895,690	1.0
6,050,000	0.990%, 12/12/17	6,038,021	0.7
46,859,000	0.990%–1.140%, 10/03/17–12/27/17	46,805,340	5.4
	Other	809,955	0.1
		557,317,026	64.3
TREASURY DEBT
	United States Treasury Bill
5,475,000	0.970%–0.990%, 11/16/17	5,468,119	0.6
12,925,000	0.980%–1.030%, 12/07/17	12,900,639	1.5
10,000,000	0.990%–1.016%, 12/21/17	9,977,433	1.2
9,790,000	1.011%–1.030%, 01/04/18	9,763,607	1.1
8,000,000	1.000%–1.102%, 01/25/18	7,973,245	0.9
5,935,000	1.051%–1.126%, 02/08/18	5,911,611	0.7
45,670,000	0.953%–1.130%, 10/05/17–03/08/18	45,588,045	5.3
				% of net
Principal		Issuer	Value	assets
TREASURY DEBT—continued
		United States Treasury Note
$9,000,000		0.875%, 01/31/18	$8,991,225	1.0%
10,055,000		0.750%, 02/28/18	10,037,573	1.1
7,210,000		1.000%, 12/15/17	7,210,192	0.8
8,500,000		1.000%, 02/15/18	8,494,584	1.0
11,500,000		1.000%, 03/15/18	11,492,032	1.3
18,000,000		0.625%–1.125%, 11/15/17–06/15/18	17,987,637	2.2
		Other	4,986,706	0.6
			166,782,648	19.3
VARIABLE RATE SECURITIES
		Federal Agricultural Mortgage Corp (FAMC)
36,200,000	i	1.087%–1.296%, 10/27/17–02/04/19,	36,203,546	4.2
		LIBOR 3M – 0.230%–LIBOR 1M – 0.060%
		Federal Farm Credit Bank (FFCB)
62,950,000	i	1.127%–1.400%, 11/13/17–08/16/19,
		LIBOR 1 M – 0.110%–FRED – 2.850%	62,954,412	7.3
		Federal Home Loan Bank (FHLB)
7,000,000	i	1.104%, 01/18/19, LIBOR 3 M – 0.200%	7,000,256	0.8
18,600,000	i	1.042%–1.196%, 02/23/18–03/06/19,
		LIBOR 3 M – 0.265%–LIBOR 1 M – 0.040%	18,601,103	2.1
		Federal Home Loan Mortgage Corp (FHLMC)
9,200,000	i	1.077%–1.199%, 11/13/17–07/19/18,
		LIBOR 1 M – 0.160%–LIBOR 3 M – 0.110%	9,200,000	1.1
		Federal National Mortgage Association (FNMA)
7,000,000	i	1.241%, 10/05/17, LIBOR 1 M + 0.010%	6,999,963	0.8
		Other	5,003,193	0.6
			145,962,473	16.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $870,062,147)		870,062,147	100.5
	TOTAL PORTFOLIO (Cost $870,062,147)		870,062,147	100.5
	OTHER ASSETS & LIABILITIES, NET		(3,936,535)	(0.5)
	NET ASSETS		$866,125,612	100.0%

Abbreviation(s):

FRED	Federal Reserve Bank Prime Loan
LIBOR	London Interbank Offered Rate
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	51

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  September 30, 2017

	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Social Choice Bond Fund	Tax-Exempt Bond Fund	Money Market Fund
ASSETS
Portfolio investments, at value†	$4,412,178,887	$8,539,872,043	$4,020,827,305	$4,008,320,302	$2,689,306,225	$1,651,327,592	$273,058,976	$1,490,513,349	$269,807,282	$870,062,147
Cash	18,105,705	—	11,876,387	748,941	287,500	1,973,766	29,297	3,007,839	8,456,032	15,436
Receivable from securities transactions	17,794,698	15,327,568	6,694,593	17,227,018	—	1,935,338	3,970,301	88,076	—	—
Receivable for delayed delivery securities	1,074,812	—	17,659,187	—	—	493,632	—	—	—	—
Receivable from Fund shares sold	19,990,639	36,417,122	14,252,700	9,309,977	6,180,663	3,710,168	2,692,612	6,324,141	138,949	570,023
Dividends and interest receivable	23,713,680	46,470,820	25,824,059	55,376,381	5,733,021	5,874,905	1,038,148	9,367,512	3,082,388	279,089
Due from affiliates	—	—	—	—	—	—	1,470	—	989	—
Receivable for variation margin on open futures contracts	—	—	—	—	58,594	100,782	—	—	—	—
Unrealized appreciation on cross currency swap contracts	—	—	432,248	—	—	—	—	—	—	—
Other	209,508	290,867	146,197	—	146,671	84,922	2,399	18,463	50,277	24,395
Total assets	4,493,067,929	8,638,378,420	4,097,712,676	4,090,982,619	2,701,712,674	1,665,501,105	280,793,203	1,509,319,380	281,535,917	870,951,090

LIABILITIES
Management fees payable	137,333	92,932	123,488	149,225	71,407	43,651	2,063	56,359	9,185	9,514
Service agreement fees payable	6,205	4,781	12,270	13,976	6,891	2,760	1,101	40,563	1	3,229
Distribution fees payable	23,575	8,387	58,754	155,509	25,875	28,233	453	31,090	57,244	65,427
Due to affiliates	18,803	27,362	17,762	17,745	15,282	13,667	9,614	11,787	6,820	11,904
Overdraft payable	—	11,804	—	—	135,442	—	—	—	—	—
Payable for securities transactions	40,876,260	53,108,982	42,650,596	—	—	15,513,014	8,353,494	7,500,000	532,878	—
Payable for delayed delivery securities	45,681,125	53,017,429	116,825,500	23,994,590	—	26,009,963	—	5,076,687	1,346,070	—
Payable for Fund shares redeemed	823,218	14,687,553	30,924,552	17,075,823	151,334	7,961,314	61,302	726,308	79,651	4,609,811
Payable for cross currency swaps premiums received	—	—	148,374	—	—	—	—	—	—	—
Income distribution payable	8,374,433	5,050,462	7,231,621	3,301,725	—	1,136,711	231,061	480,489	44,212	3,373
Payable for trustee compensation	220,146	279,770	162,692	176,886	156,116	94,478	2,915	56,139	51,918	34,861
Accrued expenses and other payables	161,516	355,859	187,616	418,384	89,465	87,407	32,609	95,919	70,869	87,359
Total liabilities	96,322,614	126,645,321	198,343,225	45,303,863	651,812	50,891,198	8,694,612	14,075,341	2,198,848	4,825,478
NET ASSETS	$4,396,745,315	$8,511,733,099	$3,899,369,451	$4,045,678,756	$2,701,060,862	$1,614,609,907	$272,098,591	$1,495,244,039	$279,337,069	$866,125,612

NET ASSETS CONSIST OF:
Paid-in-capital	$4,382,270,643	$8,435,488,379	$3,892,599,749	$4,097,223,159	$2,635,577,595	$1,614,790,508	$272,994,444	$1,490,064,821	$275,668,992	$866,142,391
Undistributed net investment income (loss)	(3,547,857)	(522,809)	(3,247,608)	(498,233)	36,074,176	(984,268)	(106)	(29,616)	10,024	(16,502)
Accumulated net realized gain (loss) on total investments	(6,395,758)	(4,719,590)	(16,861,707)	(136,209,349)	(1,047,163)	(1,372,691)	(211,828)	(2,175,507)	(348,871)	(277)
Net unrealized appreciation (depreciation) on total investments	24,418,287	81,487,119	26,879,017	85,163,179	30,456,254	2,176,358	(683,919)	7,384,341	4,006,924	—
NET ASSETS	$4,396,745,315	$8,511,733,099	$3,899,369,451	$4,045,678,756	$2,701,060,862	$1,614,609,907	$272,098,591	$1,495,244,039	$279,337,069	$866,125,612

INSTITUTIONAL CLASS:
Net assets	$4,048,210,899	$8,302,816,546	$3,182,911,999	$2,805,576,722	$2,351,463,427	$1,371,775,184	$252,167,090	$848,966,858	$2,017,044	$414,631,617
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	388,441,750	764,820,965	303,471,891	284,644,959	204,459,110	132,449,499	25,314,825	82,251,840	192,919	414,628,004
Net asset value per share	$10.42	$10.86	$10.49	$9.86	$11.50	$10.36	$9.96	$10.32	$10.46	$1.00

ADVISOR CLASS:
Net assets	$1,254,995	$4,915,696	$9,045,582	$11,645,839	$311,846	$193,529	$407,681	$176,490,153	$101,471	$100,006
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	120,379	452,597	861,678	1,182,690	27,130	18,690	40,923	17,090,078	9,705	100,006
Net asset value per share	$10.43	$10.86	$10.50	$9.85	$11.49	$10.35	$9.96	$10.33	$10.46	$1.00

PREMIER CLASS:
Net assets	$28,223,468	$31,541,250	$26,503,218	$147,736,894	$11,523,582	$12,513,900	$612,001	$25,463,185	$—	$37,156,833
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,706,774	2,906,071	2,527,861	14,980,743	1,005,612	1,207,010	61,466	2,465,834	—	37,156,743
Net asset value per share	$10.43	$10.85	$10.48	$9.86	$11.46	$10.37	$9.96	$10.33	$—	$1.00

RETIREMENT CLASS:
Net assets	$220,808,969	$150,468,757	$410,924,076	$407,374,400	$219,972,386	$100,533,267	$17,102,967	$305,187,421	$—	$116,547,335
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,806,968	13,856,317	39,129,681	41,316,100	19,030,045	9,695,296	1,717,006	29,561,726	—	116,545,902
Net asset value per share	$10.61	$10.86	$10.50	$9.86	$11.56	$10.37	$9.96	$10.32	$—	$1.00

RETAIL CLASS:
Net assets	$98,246,984	$21,990,850	$269,984,576	$673,344,901	$117,789,621	$129,594,027	$1,808,852	$139,136,422	$277,218,554	$297,689,821
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,266,400	2,024,993	25,690,946	68,014,520	10,522,629	12,502,756	181,621	13,488,093	26,485,784	297,678,082
Net asset value per share	$10.60	$10.86	$10.51	$9.90	$11.19	$10.37	$9.96	$10.32	$10.47	$1.00

† Portfolio investments, cost	$4,387,752,730	$8,458,384,924	$3,994,376,390	$3,923,157,122	$2,658,890,767	$1,649,858,894	$273,742,894	$1,483,129,008	$265,800,361	$870,062,147

52	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	53

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended September 30, 2017

	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Social Choice Bond Fund	Tax-Exempt Bond Fund	Money Market Fund
INVESTMENT INCOME
Interest	$68,394,494	$101,871,986	$65,106,483	$102,364,712	$24,711,327	$17,909,214	$1,594,602	$19,023,813	$3,682,055	$4,133,637
Dividends	459	—	—	200,941	—	—	—	7,969	—	—
Total income	68,394,953	101,871,986	65,106,483	102,565,653	24,711,327	17,909,214	1,594,602	19,031,782	3,682,055	4,133,637
EXPENSES
Management fees	6,050,247	4,057,231	5,381,022	6,377,131	3,195,670	2,165,189	79,296	2,252,670	425,336	449,683
Shareholder servicing – Institutional Class	2,646	5,975	1,668	5,024	3,462	1,643	429	4,789	131	592
Shareholder servicing – Advisor Class	286	2,081	1,301	5,308	1,056	—	867	45,196	—	—
Shareholder servicing – Premier Class	26	79	44	169	22	26	20	134	—	40
Shareholder servicing – Retirement Class	279,254	180,288	472,207	485,121	287,558	137,986	16,694	355,987	—	141,526
Shareholder servicing – Retail Class	20,524	7,388	84,709	45,734	57,692	34,901	1,589	8,241	36,579	156,579
Distribution fees – Premier Class	21,178	23,077	29,270	115,110	8,604	11,104	439	16,168	—	24,979
Distribution fees – Retail Class	118,088	27,430	335,285	821,801	169,212	162,815	2,492	154,401	351,577	382,041
Administrative service fees	51,180	73,290	46,912	47,285	40,779	36,312	26,130	32,517	18,012	55,455
Registration fees	51,134	80,100	44,164	62,734	48,298	49,206	39,763	63,112	29,137	65,736
Professional fees	40,740	58,155	40,215	40,916	30,076	32,831	29,935	30,804	23,309	28,591
Trustee fees and expenses	20,865	38,515	30,852	28,101	25,864	9,144	2,001	45,344	10,769	18,545
Other expenses	140,347	347,300	151,273	170,233	75,110	72,280	33,861	130,984	25,346	52,623
Total expenses	6,796,515	4,900,909	6,618,922	8,204,667	3,943,403	2,713,437	233,516	3,140,347	920,196	1,376,390
Less: Expenses reimbursed by the investment adviser	—	—	—	(461)	(873)	—	(76,633)	—	(35,947)	(639)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	—	—	(2,098)
Net expenses	6,796,515	4,900,909	6,618,922	8,204,206	3,942,530	2,713,437	156,883	3,140,347	884,249	1,373,653
Net investment income (loss)	61,598,438	96,971,077	58,487,561	94,361,447	20,768,797	15,195,777	1,437,719	15,891,435	2,797,806	2,759,984
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	15,766,722	2,293,640	7,724,788	(20,717,843)	(124,802)	(543,706)	(103,960)	3,276,702	452,681	(48)
Forward foreign currency contracts	—	—	—	—	—	1,903	—	—	—	—
Futures contracts	—	—	—	—	—	(659,602)	—	—	—	—
Swap contracts	—	—	(4,008,638)	—	—	—	—	—	—	—
Foreign currency transactions	62,886	—	(187,565)	—	—	10,657	—	—	—	—
Net realized gain (loss) on total investments	15,829,608	2,293,640	3,528,585	(20,717,843)	(124,802)	(1,190,748)	(103,960)	3,276,702	452,681	(48)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	32,408,093	72,870,671	36,094,808	39,681,192	(16,930,600)	4,293,124	(203,101)	11,767,676	5,165,932	—
Forward foreign currency contracts	—	—	—	—	—	(1,882)	—	—	—	—
Futures contracts	—	—	—	—	40,796	553,554	—	—	—	—
Swap Contracts	—	—	4,091,804	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(10,723)	—	(12,501)	—	—	(6,317)	—	—	—	—
Unfunded loan commitment	(80)	—	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	32,397,290	72,870,671	40,174,111	39,681,192	(16,889,804)	4,838,479	(203,101)	11,767,676	5,165,932	—
Net realized and unrealized gain (loss) on total investments	48,226,898	75,164,311	43,702,696	18,963,349	(17,014,606)	3,647,731	(307,061)	15,044,378	5,618,613	(48)
Net increase (decrease) in net assets from operations	$109,825,336	$172,135,388	$102,190,257	$113,324,796	$3,754,191	$18,843,508	$1,130,658	$30,935,813	$8,416,419	$2,759,936

54	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	55

Statements of changes in net assets

TIAA-CREF Funds ■ For the period or year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		High-Yield Fund		Inflation-Linked Bond Fund		Short-Term Bond Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2017	2017	2017	2017	2017	2017	2017	2017	2017	2017	2017	2017
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$61,598,438	$98,587,509	$96,971,077	$156,616,142	$58,487,561	$99,422,070	$94,361,447	$188,001,613	$20,768,797	$55,214,882	$15,195,777	$29,230,201
Net realized gain (loss) on total investments		15,829,608	5,196,374	2,293,640	5,109,972	3,528,585	9,356,982	(20,717,843)	(23,258,112)	(124,802)	11,428,409	(1,190,748)	1,782,943
Net change in unrealized appreciation (depreciation) on total investments		32,397,290	(34,183,862)	72,870,671	(153,869,511)	40,174,111	(14,411,651)	39,681,192	291,907,272	(16,889,804)	(41,059,234)	4,838,479	(1,297,922)
Net increase (decrease) in net assets from operations		109,825,336	69,600,021	172,135,388	7,856,603	102,190,257	94,367,401	113,324,796	456,650,773	3,754,191	25,584,057	18,843,508	29,715,222
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(56,447,309)	(90,350,670)	(94,973,706)	(152,745,977)	(47,773,812)	(82,037,530)	(65,418,069)	(135,624,876)	—	(32,333,443)	(13,396,392)	(25,344,343)
	Advisor Class	(9,010)	(3,619)	(56,898)	(30,450)	(38,915)	(17,249)	(158,218)	(67,142)	—	(1,545)	(1,278)	(1,818)
	Premier Class	(389,636)	(769,953)	(345,982)	(723,020)	(579,964)	(1,082,741)	(3,789,093)	(5,993,113)	—	(149,109)	(120,079)	(220,257)
	Retirement Class	(2,964,152)	(5,868,365)	(1,546,641)	(2,709,279)	(5,460,628)	(7,084,465)	(9,383,569)	(16,863,480)	—	(2,821,524)	(841,079)	(1,545,903)
	Retail Class	(1,237,295)	(2,131,559)	(228,369)	(426,718)	(3,778,989)	(7,330,919)	(15,860,914)	(29,431,681)	—	(1,527,210)	(962,374)	(2,022,631)
From realized gains:	Institutional Class	—	(32,532,997)	—	—	—	(25,681,195)	—	—	—	—	—	(215,260)
	Advisor Class	—	(947)	—	—	—	(2,058)	—	—	—	—	—	(15)
	Premier Class	—	(269,134)	—	—	—	(402,250)	—	—	—	—	—	(2,105)
	Retirement Class	—	(2,097,922)	—	—	—	(2,577,032)	—	—	—	—	—	(13,940)
	Retail Class	—	(811,546)	—	—	—	(2,553,326)	—	—	—	—	—	(20,123)
Total distributions		(61,047,402)	(134,836,712)	(97,151,596)	(156,635,444)	(57,632,308)	(128,768,765)	(94,609,863)	(187,980,292)	—	(36,832,831)	(15,321,202)	(29,386,395)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	451,487,585	1,529,430,162	1,510,166,403	2,030,197,289	390,836,017	925,918,552	491,352,890	781,043,557	520,697,533	611,730,080	218,747,627	544,814,379
	Advisor Class	1,044,731	169,155	537,672	4,573,334	8,088,516	4,109,112	9,410,529	5,239,067	94,343	121,316	92,499	—
	Premier Class	3,233,839	3,919,015	3,502,261	12,048,502	4,920,633	21,753,865	22,825,186	85,892,558	1,477,118	2,603,534	2,195,500	5,429,960
	Retirement Class	10,368,074	24,373,447	20,422,587	42,837,490	77,569,957	140,609,109	44,154,015	85,621,721	18,395,292	51,040,109	30,282,830	45,002,491
	Retail Class	12,504,378	26,817,420	2,925,166	6,883,070	13,665,566	23,394,375	110,963,086	259,632,162	33,458,979	11,037,564	6,936,647	11,887,336
Reinvestments of distributions:	Institutional Class	7,045,705	43,382,339	67,647,172	117,958,279	5,753,806	34,958,959	48,053,354	88,730,109	—	20,853,317	6,625,623	15,010,153
	Advisor Class	527	139	61	10	31,128	7,006	100,250	33,478	—	—	371	—
	Premier Class	389,636	1,026,953	345,870	711,290	579,964	1,418,222	3,788,376	5,934,828	—	148,262	120,079	222,265
	Retirement Class	2,963,903	7,965,892	1,546,582	2,709,266	5,460,588	9,661,494	9,383,269	16,862,450	—	2,820,522	841,062	1,559,833
	Retail Class	1,180,168	2,830,118	218,658	406,818	3,458,743	9,038,857	15,329,433	28,343,961	—	1,451,981	931,246	1,973,147
Redemptions:	Institutional Class	(232,820,721)	(464,319,422)	(720,741,678)	(746,148,041)	(172,080,725)	(460,814,441)	(163,686,723)	(902,524,179)	(336,320,839)	(362,705,710)	(463,517,183)	(235,261,197)
	Advisor Class	(3,332)	(59,670)	(303,035)	(70,774)	(734,118)	(2,574,919)	(3,021,278)	(276,707)	(7,664)	—	—	—
	Premier Class	(3,386,321)	(6,862,816)	(2,601,686)	(34,886,159)	(21,387,662)	(7,582,458)	(24,177,186)	(27,999,972)	(1,322,021)	(1,839,082)	(4,798,777)	(2,390,669)
	Retirement Class	(19,344,383)	(39,218,528)	(11,961,529)	(24,115,953)	(9,776,175)	(11,397,826)	(9,479,101)	(13,386,667)	(33,559,828)	(34,690,121)	(37,841,994)	(36,649,873)
	Retail Class	(7,116,952)	(17,153,756)	(2,836,231)	(6,879,815)	(14,249,604)	(30,268,916)	(76,940,199)	(150,355,489)	(37,747,562)	(15,141,820)	(8,920,886)	(22,095,757)
Net increase (decrease) from shareholder transactions		227,546,837	1,112,300,448	868,868,273	1,406,224,606	292,136,634	658,230,991	478,055,901	262,790,877	165,165,351	287,429,952	(248,305,356)	329,502,068
Net increase (decrease) in net assets		276,324,771	1,047,063,757	943,852,065	1,257,445,765	336,694,583	623,829,627	496,770,834	531,461,358	168,919,542	276,181,178	(244,783,050)	329,830,895
NET ASSETS
Beginning of period		4,120,420,544	3,073,356,787	7,567,881,034	6,310,435,269	3,562,674,868	2,938,845,241	3,548,907,922	3,017,446,564	2,532,141,320	2,255,960,142	1,859,392,957	1,529,562,062
End of period		$4,396,745,315	$4,120,420,544	$8,511,733,099	$7,567,881,034	$3,899,369,451	$3,562,674,868	$4,045,678,756	$3,548,907,922	$2,701,060,862	$2,532,141,320	$1,614,609,907	$1,859,392,957
Undistributed net investment income (loss) included in net assets		$(3,547,857)	$(4,098,893)	$(522,809)	$(342,290)	$(3,247,608)	$(4,102,861)	$(498,233)	$(249,817)	$36,074,176	$15,305,379	$(984,268)	$(858,843)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	43,305,912	145,586,789	139,055,000	186,312,627	37,310,599	88,202,232	49,859,205	81,767,761	45,278,053	53,109,292	21,125,531	52,675,769
	Advisor Class	100,240	16,439	49,449	428,366	768,704	399,256	956,716	537,416	8,208	10,609	8,938	—
	Premier Class	309,921	372,335	322,264	1,104,896	469,441	2,059,935	2,314,800	8,929,770	128,619	226,189	211,783	524,053
	Retirement Class	976,517	2,283,294	1,879,049	3,898,193	7,398,402	13,402,175	4,480,528	8,913,684	1,590,216	4,398,774	2,923,888	4,347,061
	Retail Class	1,180,789	2,511,650	269,307	626,284	1,301,580	2,223,637	11,214,625	26,922,403	2,995,740	981,923	669,445	1,148,249
Shares reinvested:	Institutional Class	676,132	4,221,406	6,228,951	10,783,860	548,805	3,382,484	4,871,320	9,235,566	—	1,837,297	639,773	1,449,904
	Advisor Class	50	13	6	1	2,965	677	10,170	3,420	—	—	36	—
	Premier Class	37,374	98,564	31,858	64,929	55,370	135,759	383,826	616,109	—	13,098	11,583	21,450
	Retirement Class	279,305	751,321	142,342	247,647	520,214	923,991	950,872	1,754,763	—	246,765	81,119	150,445
	Retail Class	111,314	267,389	20,125	37,169	329,236	862,587	1,547,148	2,937,099	—	131,164	89,830	190,441
Shares redeemed:	Institutional Class	(22,385,433)	(44,047,672)	(66,287,081)	(68,336,265)	(16,432,960)	(43,405,355)	(16,616,376)	(94,481,889)	(29,211,094)	(31,580,003)	(44,766,530)	(22,723,591)
	Advisor Class	(319)	(5,813)	(27,929)	(6,597)	(69,915)	(249,746)	(308,154)	(28,173)	(663)	—	—	—
	Premier Class	(324,241)	(656,473)	(239,468)	(3,178,034)	(2,037,439)	(732,497)	(2,455,110)	(2,912,978)	(115,228)	(158,879)	(462,823)	(230,855)
	Retirement Class	(1,825,327)	(3,688,414)	(1,102,723)	(2,214,093)	(931,911)	(1,086,944)	(962,099)	(1,399,527)	(2,911,166)	(2,990,043)	(3,650,732)	(3,536,502)
	Retail Class	(672,378)	(1,615,547)	(260,691)	(628,637)	(1,357,965)	(2,879,536)	(7,767,650)	(15,602,053)	(3,365,851)	(1,345,281)	(860,769)	(2,133,122)
Net increase (decrease) from shareholder transactions		21,769,856	106,095,281	80,080,459	129,140,346	27,875,126	63,238,655	48,479,821	27,193,371	14,396,834	24,880,905	(23,978,928)	31,883,302

56	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	57

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		Short-Term Bond Index Fund		Social Choice Bond Fund		Tax-Exempt Bond Fund		Money Market Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2017	2017	2017	2017	2017	2017	2017	2017
		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$1,437,719	$1,417,599	$15,891,435	$20,344,755	$2,797,806	$5,810,486	$2,759,984	$1,614,498
Net realized gain (loss) on total investments		(103,960)	7,559	3,276,702	1,502,999	452,681	2,716,231	(48)	29
Net change in unrealized appreciation (depreciation) on total investments		(203,101)	(780,838)	11,767,676	(9,769,527)	5,165,932	(10,879,858)	—	—
Net increase (decrease) in net assets from operations		1,130,658	644,320	30,935,813	12,078,227	8,416,419	(2,353,141)	2,759,936	1,614,527
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,354,816)	(1,343,025)	(8,858,183)	(11,723,615)	(24,645)	(293,177)	(1,719,478)	(1,378,360)
	Advisor Class	(1,434)	(1,165)	(1,707,238)	(775,089)	(1,163)	(2,161)	(475)	(289)
	Premier Class	(3,319)	(5,670)	(248,296)	(838,761)	—	—	(103,979)	(54,454)
	Retirement Class	(68,958)	(56,086)	(3,096,109)	(5,606,457)	—	—	(294,807)	(98,101)
	Retail Class	(9,192)	(11,653)	(1,345,991)	(2,059,202)	(2,771,850)	(5,515,895)	(641,269)	(83,294)
From realized gains:	Institutional Class	—	—	—	(3,359,011)	—	(101,922)	—	—
	Advisor Class	—	—	—	(186,814)	—	(1,638)	—	—
	Premier Class	—	—	—	(397,228)	—	—	—	—
	Retirement Class	—	—	—	(1,694,733)	—	—	—	—
	Retail Class	—	—	—	(638,558)	—	(4,810,416)	—	—
Total distributions		(1,437,719)	(1,417,599)	(15,255,817)	(27,279,468)	(2,797,658)	(10,725,209)	(2,760,008)	(1,614,498)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	100,491,164	80,412,900	251,910,321	292,762,435	132,622	3,384,701	163,721,074	299,392,777
	Advisor Class	250,179	73,161	72,317,497	120,831,535	—	3,000	—	—
	Premier Class	373,658	201,204	8,184,585	44,240,147	—	—	13,144,273	31,830,912
	Retirement Class	7,124,454	7,859,708	37,723,310	57,744,366	—	—	46,408,751	120,724,995
	Retail Class	324,458	1,323,803	42,468,629	66,131,405	8,523,445	25,970,402	55,738,829	156,375,513
Reinvestments of distributions:	Institutional Class	178,023	30,103	7,689,396	13,247,168	7,932	162,618	1,704,722	1,374,280
	Advisor Class	858	121	599,987	572,470	36	19	—	—
	Premier Class	1,911	322	247,361	392,757	—	—	103,979	54,454
	Retirement Class	68,958	53,025	3,092,542	7,297,674	—	—	294,629	97,692
	Retail Class	8,799	7,867	1,310,235	2,658,279	2,514,048	9,407,170	632,168	82,024
Redemptions:	Institutional Class	(14,127,370)	(19,960,719)	(37,628,766)	(56,993,110)	(588,103)	(50,988,179)	(209,631,590)	(181,255,070)
	Advisor Class	(14,173)	(2,000)	(11,407,039)	(8,195,109)	(15)	—	—	—
	Premier Class	(125,000)	(841,408)	(552,202)	(55,160,282)	—	—	(8,135,335)	(25,063,040)
	Retirement Class	(756,348)	(2,161,673)	(2,846,836)	(20,957,452)	—	—	(39,920,706)	(105,188,857)
	Retail Class	(458,517)	(1,131,958)	(13,365,293)	(33,052,265)	(21,031,654)	(36,955,600)	(77,398,667)	(182,548,968)
Net increase (decrease) from shareholder transactions		93,341,054	65,864,456	359,743,727	431,520,018	(10,441,689)	(49,015,869)	(53,337,873)	115,876,712
Net increase (decrease) in net assets		93,033,993	65,091,177	375,423,723	416,318,777	(4,822,928)	(62,094,219)	(53,337,945)	115,876,741
NET ASSETS
Beginning of period		179,064,598	113,973,421	1,119,820,316	703,501,539	284,159,997	346,254,216	919,463,557	803,586,816
End of period		$272,098,591	$179,064,598	$1,495,244,039	$1,119,820,316	$279,337,069	$284,159,997	$866,125,612	$919,463,557
Undistributed net investment income (loss) included in net assets		$(106)	$(106)	$(29,616)	$(665,234)	$10,024	$9,876	$(16,502)	$(16,478)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	10,074,582	8,044,924	24,441,200	28,377,379	12,697	313,239	163,721,074	299,392,777
	Advisor Class	25,064	7,344	7,012,255	11,866,683	—	296	—	—
	Premier Class	37,481	20,128	794,129	4,258,486	—	—	13,144,273	31,830,912
	Retirement Class	714,073	786,400	3,659,303	5,562,076	—	—	46,408,751	120,724,995
	Retail Class	32,523	132,468	4,123,992	6,427,036	817,841	2,438,029	55,738,829	156,375,513
Shares reinvested:	Institutional Class	17,845	3,019	745,250	1,289,376	761	15,176	1,704,722	1,374,280
	Advisor Class	86	12	58,137	56,121	3	2	—	—
	Premier Class	192	32	23,968	38,248	—	—	103,979	54,454
	Retirement Class	6,912	5,304	299,760	709,644	—	—	294,629	97,692
	Retail Class	882	787	127,090	258,924	240,881	905,941	632,168	82,024
Shares redeemed:	Institutional Class	(1,415,908)	(1,992,072)	(3,650,226)	(5,552,036)	(56,403)	(4,738,468)	(209,631,590)	(181,255,070)
	Advisor Class	(1,421)	(201)	(1,107,886)	(805,071)	(1)	—	—	—
	Premier Class	(12,538)	(83,829)	(53,613)	(5,452,886)	—	—	(8,135,335)	(25,063,040)
	Retirement Class	(75,845)	(215,794)	(276,387)	(2,044,890)	—	—	(39,920,706)	(105,188,857)
	Retail Class	(45,914)	(112,771)	(1,297,983)	(3,225,113)	(2,018,522)	(3,509,368)	(77,398,667)	(182,548,968)
Net increase (decrease) from shareholder transactions		9,358,014	6,595,751	34,898,989	41,763,977	(1,002,743)	(4,575,153)	(53,337,873)	115,876,712

58	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	59

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

BOND FUND
Institutional Class:	9/30/17	#	$10.30	$0.15		$ 0.12	$ 0.27	$(0.15)	$ —	$(0.15)	$10.42
	3/31/17		10.45	0.29		(0.05)	0.24	(0.29)	(0.10)	(0.39)	10.30
	3/31/16		10.65	0.28		(0.07)	0.21	(0.28)	(0.13)	(0.41)	10.45
	3/31/15		10.40	0.24		0.33	0.57	(0.24)	(0.08)	(0.32)	10.65
	3/31/14		10.64	0.26		(0.16)	0.10	(0.26)	(0.08)	(0.34)	10.40
	3/31/13		10.59	0.27		0.34	0.61	(0.27)	(0.29)	(0.56)	10.64
Advisor Class:	9/30/17	#	10.30	0.15		0.13	0.28	(0.15)	—	(0.15)	10.43
	3/31/17		10.46	0.29		(0.06)	0.23	(0.29)	(0.10)	(0.39)	10.30
	3/31/16	‡	10.39	0.09		0.20	0.29	(0.09)	(0.13)	(0.22)	10.46
Premier Class:	9/30/17	#	10.30	0.15		0.12	0.27	(0.14)	—	(0.14)	10.43
	3/31/17		10.46	0.27		(0.06)	0.21	(0.27)	(0.10)	(0.37)	10.30
	3/31/16		10.66	0.27		(0.07)	0.20	(0.27)	(0.13)	(0.40)	10.46
	3/31/15		10.41	0.23		0.33	0.56	(0.23)	(0.08)	(0.31)	10.66
	3/31/14		10.64	0.24		(0.15)	0.09	(0.24)	(0.08)	(0.32)	10.41
	3/31/13		10.59	0.26		0.33	0.59	(0.25)	(0.29)	(0.54)	10.64
Retirement Class:	9/30/17	#	10.49	0.14		0.12	0.26	(0.14)	—	(0.14)	10.61
	3/31/17		10.64	0.27		(0.05)	0.22	(0.27)	(0.10)	(0.37)	10.49
	3/31/16		10.84	0.26		(0.07)	0.19	(0.26)	(0.13)	(0.39)	10.64
	3/31/15		10.59	0.22		0.33	0.55	(0.22)	(0.08)	(0.30)	10.84
	3/31/14		10.83	0.23		(0.16)	0.07	(0.23)	(0.08)	(0.31)	10.59
	3/31/13		10.77	0.25		0.35	0.60	(0.25)	(0.29)	(0.54)	10.83
Retail Class:	9/30/17	#	10.48	0.14		0.12	0.26	(0.14)	—	(0.14)	10.60
	3/31/17		10.63	0.26		(0.05)	0.21	(0.26)	(0.10)	(0.36)	10.48
	3/31/16		10.83	0.26		(0.08)	0.18	(0.25)	(0.13)	(0.38)	10.63
	3/31/15		10.58	0.22		0.32	0.54	(0.21)	(0.08)	(0.29)	10.83
	3/31/14		10.81	0.23		(0.15)	0.08	(0.23)	(0.08)	(0.31)	10.58
	3/31/13		10.76	0.24		0.34	0.58	(0.24)	(0.29)	(0.53)	10.81

BOND INDEX FUND
Institutional Class:	9/30/17	#	10.75	0.13		0.11	0.24	(0.13)	—	(0.13)	10.86
	3/31/17		10.98	0.25		(0.23)	0.02	(0.25)	—	(0.25)	10.75
	3/31/16		11.03	0.25		(0.03)	0.22	(0.25)	(0.02)	(0.27)	10.98
	3/31/15		10.67	0.24		0.37	0.61	(0.24)	(0.01)	(0.25)	11.03
	3/31/14		10.93	0.21		(0.25)	(0.04)	(0.21)	(0.01)	(0.22)	10.67
	3/31/13		10.77	0.20		0.18	0.38	(0.21)	(0.01)	(0.22)	10.93
Advisor Class:	9/30/17	#	10.76	0.13		0.10	0.23	(0.13)	—	(0.13)	10.86
	3/31/17		10.98	0.25		(0.22)	0.03	(0.25)	—	(0.25)	10.76
	3/31/16	‡	10.77	0.08		0.23	0.31	(0.08)	(0.02)	(0.10)	10.98
Premier Class:	9/30/17	#	10.75	0.12		0.10	0.22	(0.12)	—	(0.12)	10.85
	3/31/17		10.98	0.23		(0.23)	0.00	(0.23)	—	(0.23)	10.75
	3/31/16		11.03	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.98
	3/31/15		10.67	0.22		0.37	0.59	(0.22)	(0.01)	(0.23)	11.03
	3/31/14		10.93	0.19		(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	10.67
	3/31/13		10.77	0.19		0.17	0.36	(0.19)	(0.01)	(0.20)	10.93
Retirement Class:	9/30/17	#	10.75	0.12		0.11	0.23	(0.12)	—	(0.12)	10.86
	3/31/17		10.98	0.22		(0.23)	(0.01)	(0.22)	—	(0.22)	10.75
	3/31/16		11.04	0.22		(0.04)	0.18	(0.22)	(0.02)	(0.24)	10.98
	3/31/15		10.68	0.21		0.37	0.58	(0.21)	(0.01)	(0.22)	11.04
	3/31/14		10.93	0.18		(0.24)	(0.06)	(0.18)	(0.01)	(0.19)	10.68
	3/31/13		10.77	0.18		0.17	0.35	(0.18)	(0.01)	(0.19)	10.93
Retail Class:	9/30/17	#	10.75	0.11		0.11	0.22	(0.11)	—	(0.11)	10.86
	3/31/17		10.98	0.21		(0.23)	(0.02)	(0.21)	—	(0.21)	10.75
	3/31/16		11.04	0.21		(0.04)	0.17	(0.21)	(0.02)	(0.23)	10.98
	3/31/15		10.68	0.20		0.37	0.57	(0.20)	(0.01)	(0.21)	11.04
	3/31/14		10.93	0.17		(0.24)	(0.07)	(0.17)	(0.01)	(0.18)	10.68
	3/31/13		10.77	0.17		0.17	0.34	(0.17)	(0.01)	(0.18)	10.93

60	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

					Ratios and supplemental data
															Portfolio
	For the														turnover rate
	period				Net assets at		Ratios to average net assets						Portfolio		excluding
	or year				end of period		Gross		Net		Net investment		turnover		mortgage
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate		dollar rolls

BOND FUND
Institutional Class:	9/30/17	#	2.65%[b]		$4,048,211		0.30%[c]		0.30%[c]		2.94%[c]		77%[b]		61%[b]
	3/31/17		2.29		3,777,813		0.31		0.31		2.75		277		179
	3/31/16		2.05		2,729,221		0.31		0.31		2.72		309		166
	3/31/15		5.59		2,501,853		0.31		0.31		2.32		328		162
	3/31/14		0.96		1,882,776		0.32		0.32		2.46		307		156
	3/31/13		5.77		1,951,905		0.32		0.32		2.50		358		196
Advisor Class:	9/30/17	#	2.70	[b]	1,255		0.39	[c]	0.39	[c]	2.90	[c]	77	[b]	61	[b]
	3/31/17		2.28		210		0.33		0.33		2.74		277		179
	3/31/16	‡	2.71	[b]	102		0.53	[c]	0.46	c	2.78	[c]	309		166
Premier Class:	9/30/17	#	2.67	[b]	28,223		0.45	[c]	0.45	[c]	2.79	[c]	77	[b]	61	[b]
	3/31/17		2.04		27,651		0.46		0.46		2.60		277		179
	3/31/16		1.89		30,009		0.46		0.46		2.59		309		166
	3/31/15		5.43		19,336		0.47		0.47		2.17		328		162
	3/31/14		0.90		17,715		0.47		0.47		2.30		307		156
	3/31/13		5.61		21,595		0.47		0.47		2.35		358		196
Retirement Class:	9/30/17	#	2.50	[b]	220,809		0.55	[c]	0.55	[c]	2.69	[c]	77	[b]	61	[b]
	3/31/17		2.04		224,159		0.56		0.56		2.50		277		179
	3/31/16		1.80		234,458		0.56		0.56		2.45		309		166
	3/31/15		5.27		266,855		0.56		0.56		2.06		328		162
	3/31/14		0.73		350,208		0.57		0.57		2.21		307		156
	3/31/13		5.55		354,693		0.57		0.57		2.25		358		196
Retail Class:	9/30/17	#	2.48	[b]	98,247		0.59	[c]	0.59	[c]	2.65	[c]	77	[b]	61	[b]
	3/31/17		1.99		90,587		0.61		0.61		2.45		277		179
	3/31/16		1.75		79,566		0.62		0.62		2.41		309		166
	3/31/15		5.21		78,781		0.62		0.62		2.01		328		162
	3/31/14		0.75		74,396		0.63		0.63		2.13		307		156
	3/31/13		5.39		90,667		0.63		0.63		2.19		358		196

BOND INDEX FUND
Institutional Class:	9/30/17	#	2.24	[b]	8,302,817		0.11	[c]	0.11	[c]	2.40	[c]	6	[b]	6	[b]
	3/31/17		0.15		7,372,654		0.12		0.12		2.27		14		14
	3/31/16		1.99		6,115,247		0.12		0.12		2.28		22		22
	3/31/15		5.73		5,727,975		0.12		0.12		2.18		20		20
	3/31/14		(0.39)		4,964,509		0.12		0.12		1.98		23		23
	3/31/13		3.51		4,174,241		0.14		0.13		1.85		22		22
Advisor Class:	9/30/17	#	2.11	[b]	4,916		0.20	[c]	0.20	[c]	2.31	[c]	6	[b]	6	[b]
	3/31/17		0.22		4,636		0.18		0.18		2.36		14		14
	3/31/16	‡	2.84	[b]	102		0.34	[c]	0.27	[c]	2.23	[c]	22		22
Premier Class:	9/30/17	#	2.07	[b]	31,541		0.27	[c]	0.27	[c]	2.24	[c]	6	[b]	6	[b]
	3/31/17		0.00		30,001		0.27		0.27		2.10		14		14
	3/31/16		1.84		52,687		0.27		0.27		2.13		22		22
	3/31/15		5.58		48,961		0.27		0.27		2.04		20		20
	3/31/14		(0.54)		31,048		0.27		0.27		1.82		23		23
	3/31/13		3.36		27,364		0.29		0.28		1.70		22		22
Retirement Class:	9/30/17	#	2.12	[b]	150,469		0.37	[c]	0.37	[c]	2.14	[c]	6	[b]	6	[b]
	3/31/17		(0.10)		139,123		0.37		0.37		2.02		14		14
	3/31/16		1.64		120,858		0.37		0.37		2.03		22		22
	3/31/15		5.47		96,643		0.37		0.37		1.93		20		20
	3/31/14		(0.55)		73,881		0.37		0.37		1.72		23		23
	3/31/13		3.25		65,143		0.38		0.38		1.60		22		22
Retail Class:	9/30/17	#	2.08	[b]	21,991		0.43	[c]	0.43	[c]	2.08	[c]	6	[b]	6	[b]
	3/31/17		(0.18)		21,467		0.44		0.44		1.94		14		14
	3/31/16		1.55		21,540		0.46		0.46		1.94		22		22
	3/31/15		5.38		18,307		0.45		0.45		1.85		20		20
	3/31/14		(0.65)		14,058		0.49		0.48		1.61		23		23
	3/31/13		3.15		14,344		0.50		0.48		1.52		22		22

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	61

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

BOND PLUS FUND
Institutional Class:	9/30/17	#	$10.36	$0.17		$ 0.12	$ 0.29	$(0.16)	$ —	$(0.16)	$10.49
	3/31/17		10.47	0.33		(0.02)	0.31	(0.32)	(0.10)	(0.42)	10.36
	3/31/16		10.75	0.32		(0.16)	0.16	(0.32)	(0.12)	(0.44)	10.47
	3/31/15		10.58	0.29		0.30	0.59	(0.29)	(0.13)	(0.42)	10.75
	3/31/14		10.78	0.28		(0.16)	0.12	(0.28)	(0.04)	(0.32)	10.58
	3/31/13		10.56	0.33		0.37	0.70	(0.33)	(0.15)	(0.48)	10.78
Advisor Class:	9/30/17	#	10.37	0.16		0.13	0.29	(0.16)	—	(0.16)	10.50
	3/31/17		10.48	0.30		0.01	0.31	(0.32)	(0.10)	(0.42)	10.37
	3/31/16	‡	10.45	0.10		0.15	0.25	(0.10)	(0.12)	(0.22)	10.48
Premier Class:	9/30/17	#	10.36	0.16		0.12	0.28	(0.16)	—	(0.16)	10.48
	3/31/17		10.47	0.31		(0.01)	0.30	(0.31)	(0.10)	(0.41)	10.36
	3/31/16		10.75	0.30		(0.16)	0.14	(0.30)	(0.12)	(0.42)	10.47
	3/31/15		10.58	0.27		0.30	0.57	(0.27)	(0.13)	(0.40)	10.75
	3/31/14		10.78	0.27		(0.16)	0.11	(0.27)	(0.04)	(0.31)	10.58
	3/31/13		10.56	0.31		0.37	0.68	(0.31)	(0.15)	(0.46)	10.78
Retirement Class:	9/30/17	#	10.37	0.15		0.13	0.28	(0.15)	—	(0.15)	10.50
	3/31/17		10.49	0.30		(0.02)	0.28	(0.30)	(0.10)	(0.40)	10.37
	3/31/16		10.76	0.29		(0.15)	0.14	(0.29)	(0.12)	(0.41)	10.49
	3/31/15		10.59	0.26		0.30	0.56	(0.26)	(0.13)	(0.39)	10.76
	3/31/14		10.80	0.26		(0.17)	0.09	(0.26)	(0.04)	(0.30)	10.59
	3/31/13		10.57	0.30		0.38	0.68	(0.30)	(0.15)	(0.45)	10.80
Retail Class:	9/30/17	#	10.38	0.15		0.13	0.28	(0.15)	—	(0.15)	10.51
	3/31/17		10.49	0.30		(0.02)	0.28	(0.29)	(0.10)	(0.39)	10.38
	3/31/16		10.77	0.29		(0.17)	0.12	(0.28)	(0.12)	(0.40)	10.49
	3/31/15		10.60	0.26		0.29	0.55	(0.25)	(0.13)	(0.38)	10.77
	3/31/14		10.80	0.25		(0.16)	0.09	(0.25)	(0.04)	(0.29)	10.60
	3/31/13		10.58	0.29		0.37	0.66	(0.29)	(0.15)	(0.44)	10.80

HIGH-YIELD FUND
Institutional Class:	9/30/17	#	9.80	0.25		0.06	0.31	(0.25)	—	(0.25)	9.86
	3/31/17		9.02	0.56		0.78	1.34	(0.56)	—	(0.56)	9.80
	3/31/16		9.94	0.55		(0.92)	(0.37)	(0.55)	—	(0.55)	9.02
	3/31/15		10.38	0.55		(0.32)	0.23	(0.55)	(0.12)	(0.67)	9.94
	3/31/14		10.51	0.57		0.11	0.68	(0.57)	(0.24)	(0.81)	10.38
	3/31/13		9.97	0.61		0.57	1.18	(0.61)	(0.03)	(0.64)	10.51
Advisor Class:	9/30/17	#	9.80	0.24		0.05	0.29	(0.24)	—	(0.24)	9.85
	3/31/17		9.01	0.53		0.81	1.34	(0.55)	—	(0.55)	9.80
	3/31/16	‡	9.17	0.18		(0.16)	0.02	(0.18)	—	(0.18)	9.01
Premier Class:	9/30/17	#	9.81	0.24		0.05	0.29	(0.24)	—	(0.24)	9.86
	3/31/17		9.02	0.54		0.79	1.33	(0.54)	—	(0.54)	9.81
	3/31/16		9.94	0.53		(0.91)	(0.38)	(0.54)	—	(0.54)	9.02
	3/31/15		10.39	0.54		(0.33)	0.21	(0.54)	(0.12)	(0.66)	9.94
	3/31/14		10.51	0.55		0.13	0.68	(0.56)	(0.24)	(0.80)	10.39
	3/31/13		9.97	0.59		0.58	1.17	(0.60)	(0.03)	(0.63)	10.51
Retirement Class:	9/30/17	#	9.81	0.24		0.05	0.29	(0.24)	—	(0.24)	9.86
	3/31/17		9.02	0.53		0.79	1.32	(0.53)	—	(0.53)	9.81
	3/31/16		9.94	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.02
	3/31/15		10.38	0.52		(0.31)	0.21	(0.53)	(0.12)	(0.65)	9.94
	3/31/14		10.51	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.38
	3/31/13		9.96	0.58		0.59	1.17	(0.59)	(0.03)	(0.62)	10.51
Retail Class:	9/30/17	#	9.85	0.24		0.05	0.29	(0.24)	—	(0.24)	9.90
	3/31/17		9.06	0.53		0.79	1.32	(0.53)	—	(0.53)	9.85
	3/31/16		9.98	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.06
	3/31/15		10.43	0.52		(0.32)	0.20	(0.53)	(0.12)	(0.65)	9.98
	3/31/14		10.56	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.43
	3/31/13		10.01	0.58		0.58	1.16	(0.58)	(0.03)	(0.61)	10.56

62	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
															Portfolio
	For the														turnover rate
	period				Net assets at		Ratios to average net assets						Portfolio		excluding
	or year				end of period		Gross		Net		Net investment		turnover		mortgage
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate		dollar rolls

BOND PLUS FUND
Institutional Class:	9/30/17	#	2.85%[b]		$3,182,912		0.30%[c]		0.30%[c]		3.18%[c]		86%[b]		59%[b]
	3/31/17		3.02		2,921,905		0.31		0.31		3.12		246		154
	3/31/16		1.56		2,449,009		0.31		0.31		3.05		293		172
	3/31/15		5.66		2,522,232		0.32		0.32		2.71		285		133
	3/31/14		1.20		1,807,530		0.33		0.33		2.70		290		97
	3/31/13		6.69		846,872		0.34		0.34		3.05		268		108
Advisor Class:	9/30/17	#	2.80	[b]	9,046		0.41	[c]	0.41	[c]	3.11	[c]	86	[b]	59	[b]
	3/31/17		2.98		1,658		0.40		0.40		2.98		246		154
	3/31/16	‡	2.46	[b]	102		0.53	[c]	0.46	[c]	3.06	[c]	293		172
Premier Class:	9/30/17	#	2.68	[b]	26,503		0.45	[c]	0.45	[c]	3.02	[c]	86	[b]	59	[b]
	3/31/17		2.87		41,849		0.46		0.46		2.97		246		154
	3/31/16		1.41		26,983		0.46		0.46		2.92		293		172
	3/31/15		5.60		17,022		0.47		0.47		2.57		285		133
	3/31/14		0.95		12,140		0.48		0.48		2.51		290		97
	3/31/13		6.53		16,773		0.49		0.49		2.89		268		108
Retirement Class:	9/30/17	#	2.72	[b]	410,924		0.56	[c]	0.56	[c]	2.93	[c]	86	[b]	59	[b]
	3/31/17		2.67		333,416		0.56		0.56		2.87		246		154
	3/31/16		1.41		198,216		0.56		0.56		2.80		293		172
	3/31/15		5.39		200,632		0.57		0.57		2.46		285		133
	3/31/14		0.86		194,476		0.58		0.58		2.44		290		97
	3/31/13		6.52		151,447		0.59		0.59		2.79		268		108
Retail Class:	9/30/17	#	2.69	[b]	269,985		0.62	[c]	0.62	[c]	2.86	[c]	86	[b]	59	[b]
	3/31/17		2.69		263,847		0.63		0.63		2.80		246		154
	3/31/16		1.25		264,536		0.63		0.63		2.73		293		172
	3/31/15		5.31		270,579		0.64		0.64		2.39		285		133
	3/31/14		0.86		262,239		0.67		0.67		2.34		290		97
	3/31/13		6.32		288,131		0.68		0.68		2.71		268		108

HIGH-YIELD FUND
Institutional Class:	9/30/17	#	3.20	[b]	2,805,577		0.36	[c]	0.36	[c]	5.08	[c]	17	[b]	17	[b]
	3/31/17		15.24		2,417,175		0.36		0.36		5.81		52		52
	3/31/16		(3.84)		2,253,957		0.36		0.36		5.86		50		50
	3/31/15		2.33		2,154,591		0.36		0.36		5.41		71		71
	3/31/14		6.78		1,790,122		0.37		0.37		5.51		69		69
	3/31/13		12.21		1,493,399		0.38		0.38		5.96		83		83
Advisor Class:	9/30/17	#	3.02	[b]	11,646		0.52	[c]	0.50	[c]	4.88	[c]	17	[b]	17	[b]
	3/31/17		15.17		5,133		0.43		0.43		5.55		52		52
	3/31/16	‡	0.23	[b]	102		0.58	[c]	0.51	[c]	6.31	[c]	50		50
Premier Class:	9/30/17	#	3.02	[b]	147,737		0.51	[c]	0.51	[c]	4.93	[c]	17	[b]	17	[b]
	3/31/17		15.06		144,573		0.51		0.51		5.64		52		52
	3/31/16		(3.87)		73,106		0.51		0.51		5.80		50		50
	3/31/15		2.08		33,545		0.51		0.51		5.26		71		71
	3/31/14		6.72		30,851		0.52		0.52		5.36		69		69
	3/31/13		12.05		32,381		0.53		0.53		5.80		83		83
Retirement Class:	9/30/17	#	2.97	[b]	407,374		0.61	[c]	0.61	[c]	4.83	[c]	17	[b]	17	[b]
	3/31/17		14.95		361,397		0.61		0.61		5.55		52		52
	3/31/16		(3.97)		248,713		0.61		0.61		5.61		50		50
	3/31/15		2.08		245,574		0.61		0.61		5.10		71		71
	3/31/14		6.51		402,054		0.62		0.62		5.26		69		69
	3/31/13		12.05		300,278		0.63		0.63		5.72		83		83
Retail Class:	9/30/17	#	2.96	[b]	673,345		0.62	[c]	0.62	[c]	4.81	[c]	17	[b]	17	[b]
	3/31/17		15.01		620,629		0.63		0.63		5.53		52		52
	3/31/16		(4.06)		441,569		0.63		0.63		5.55		50		50
	3/31/15		1.97		541,978		0.64		0.64		5.11		71		71
	3/31/14		6.48		600,237		0.65		0.65		5.23		69		69
	3/31/13		11.98		437,147		0.67		0.67		5.67		83		83

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	63

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income	(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss)[a]	investments	operations	income	gains	distributions	period

INFLATION-LINKED BOND FUND
Institutional Class:	9/30/17	#	$11.48	$ 0.09	$(0.07)	$0.02	$ —	$ —	$ —	$11.50
	3/31/17		11.53	0.27	(0.14)	0.13	(0.18)	—	(0.18)	11.48
	3/31/16		11.52	0.16	(0.11)	0.05	(0.04)	—	(0.04)	11.53
	3/31/15		11.41	0.02	0.31	0.33	(0.21)	(0.01)	(0.22)	11.52
	3/31/14		12.40	0.20	(1.01)	(0.81)	(0.17)	(0.01)	(0.18)	11.41
	3/31/13		12.07	0.21	0.43	0.64	(0.25)	(0.06)	(0.31)	12.40
Advisor Class:	9/30/17	#	11.48	0.08	(0.07)	0.01	—	—	—	11.49
	3/31/17		11.53	0.30	(0.18)	0.12	(0.17)	—	(0.17)	11.48
	3/31/16	‡	11.24	(0.04)	0.37	0.33	(0.04)	—	(0.04)	11.53
Premier Class:	9/30/17	#	11.45	0.09	(0.08)	0.01	—	—	—	11.46
	3/31/17		11.50	0.25	(0.14)	0.11	(0.16)	—	(0.16)	11.45
	3/31/16		11.49	0.12	(0.09)	0.03	(0.02)	—	(0.02)	11.50
	3/31/15		11.39	0.01	0.30	0.31	(0.20)	(0.01)	(0.21)	11.49
	3/31/14		12.38	0.22	(1.05)	(0.83)	(0.15)	(0.01)	(0.16)	11.39
	3/31/13		12.06	0.24	0.38	0.62	(0.24)	(0.06)	(0.30)	12.38
Retirement Class:	9/30/17	#	11.56	0.08	(0.08)	0.00	—	—	—	11.56
	3/31/17		11.61	0.24	(0.14)	0.10	(0.15)	—	(0.15)	11.56
	3/31/16		11.60	0.14	(0.11)	0.03	(0.02)	—	(0.02)	11.61
	3/31/15		11.50	0.04	0.27	0.31	(0.20)	(0.01)	(0.21)	11.60
	3/31/14		12.50	0.18	(1.03)	(0.85)	(0.14)	(0.01)	(0.15)	11.50
	3/31/13		12.18	0.19	0.42	0.61	(0.23)	(0.06)	(0.29)	12.50
Retail Class:	9/30/17	#	11.20	0.07	(0.08)	(0.01)	—	—	—	11.19
	3/31/17		11.25	0.23	(0.14)	0.09	(0.14)	—	(0.14)	11.20
	3/31/16		11.24	0.14	(0.12)	0.02	(0.01)	—	(0.01)	11.25
	3/31/15		11.16	0.01	0.27	0.28	(0.19)	(0.01)	(0.20)	11.24
	3/31/14		12.13	0.18	(1.01)	(0.83)	(0.13)	(0.01)	(0.14)	11.16
	3/31/13		11.84	0.17	0.41	0.58	(0.23)	(0.06)	(0.29)	12.13

SHORT-TERM BOND FUND
Institutional Class:	9/30/17	#	10.34	0.09	0.02	0.11	(0.09)	—	(0.09)	10.36
	3/31/17		10.34	0.19	—	0.19	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16		10.39	0.17	(0.05)	0.12	(0.17)	(0.00)[d]	(0.17)	10.34
	3/31/15		10.41	0.13	(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.39
	3/31/14		10.52	0.15	(0.09)	0.06	(0.15)	(0.02)	(0.17)	10.41
	3/31/13		10.40	0.16	0.13	0.29	(0.16)	(0.01)	(0.17)	10.52
Advisor Class:	9/30/17	#	10.34	0.09	0.01	0.10	(0.09)	—	(0.09)	10.35
	3/31/17		10.33	0.19	0.01	0.20	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16	‡	10.31	0.05	0.02	0.07	(0.05)	(0.00)[d]	(0.05)	10.33
Premier Class:	9/30/17	#	10.35	0.08	0.02	0.10	(0.08)	—	(0.08)	10.37
	3/31/17		10.35	0.17	—	0.17	(0.17)	(0.00)[d]	(0.17)	10.35
	3/31/16		10.40	0.16	(0.05)	0.11	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/15		10.42	0.12	(0.01)	0.11	(0.12)	(0.01)	(0.13)	10.40
	3/31/14		10.53	0.13	(0.09)	0.04	(0.13)	(0.02)	(0.15)	10.42
	3/31/13		10.41	0.15	0.13	0.28	(0.15)	(0.01)	(0.16)	10.53
Retirement Class:	9/30/17	#	10.35	0.08	0.02	0.10	(0.08)	—	(0.08)	10.37
	3/31/17		10.35	0.16	—	0.16	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.15	(0.05)	0.10	(0.15)	(0.00)[d]	(0.15)	10.35
	3/31/15		10.42	0.11	(0.01)	0.10	(0.11)	(0.01)	(0.12)	10.40
	3/31/14		10.53	0.12	(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42
	3/31/13		10.41	0.13	0.14	0.27	(0.14)	(0.01)	(0.15)	10.53
Retail Class:	9/30/17	#	10.35	0.08	0.02	0.10	(0.08)	—	(0.08)	10.37
	3/31/17		10.34	0.16	0.01	0.17	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.14	(0.06)	0.08	(0.14)	(0.00)[d]	(0.14)	10.34
	3/31/15		10.42	0.10	(0.01)	0.09	(0.10)	(0.01)	(0.11)	10.40
	3/31/14		10.53	0.12	(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42
	3/31/13		10.41	0.13	0.13	0.26	(0.13)	(0.01)	(0.14)	10.53

64	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at	Ratios to average net assets						Portfolio
	or year				end of period	Gross		Net		Net investment		turnover
	ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate

INFLATION-LINKED BOND FUND
Institutional Class:	9/30/17	#	0.17%[b]		$2,351,463	0.26%[c]		0.26%[c]		1.60%[c]		15%[b]
	3/31/17		1.12		2,163,413	0.26		0.26		2.31		28
	3/31/16		0.41		1,903,233	0.27		0.27		1.45		27
	3/31/15		2.92		1,713,985	0.26		0.26		0.16		17
	3/31/14		(6.55)		1,472,700	0.27		0.27		1.68		10
	3/31/13		5.28		1,428,566	0.27		0.27		1.72		14
Advisor Class:	9/30/17	#	0.09	[b]	312	1.00	[c]	0.39	[c]	1.44	[c]	15	[b]
	3/31/17		1.08		225	0.28		0.28		2.62		28
	3/31/16	‡	2.90	[b]	103	0.48	[c]	0.42	[c]	(1.16)[c]		27
Premier Class:	9/30/17	#	0.09	[b]	11,524	0.41	[c]	0.41	[c]	1.49	[c]	15	[b]
	3/31/17		0.97		11,361	0.41		0.41		2.20		28
	3/31/16		0.31		10,486	0.42		0.42		1.10		27
	3/31/15		2.76		7,545	0.42		0.42		0.08		17
	3/31/14		(6.72)		7,433	0.42		0.42		1.90		10
	3/31/13		5.12		14,323	0.42		0.42		1.89		14
Retirement Class:	9/30/17	#	0.00	[b]	219,972	0.52	[c]	0.52	[c]	1.40	[c]	15	[b]
	3/31/17		0.84		235,188	0.57		0.55		2.07		28
	3/31/16		0.22		217,000	0.52		0.52		1.20		27
	3/31/15		2.67		166,302	0.51		0.51		0.32		17
	3/31/14		(6.82)		190,395	0.52		0.52		1.54		10
	3/31/13		5.02		220,926	0.52		0.52		1.48		14
Retail Class:	9/30/17	#	(0.09)[b]		117,790	0.59	[c]	0.59	[c]	1.33	[c]	15	[b]
	3/31/17		0.83		121,954	0.58		0.58		2.03		28
	3/31/16		0.18		125,137	0.58		0.58		1.27		27
	3/31/15		2.55		138,801	0.57		0.57		0.08		17
	3/31/14		(6.85)		150,162	0.59		0.59		1.55		10
	3/31/13		4.90		220,169	0.58		0.58		1.43		14

SHORT-TERM BOND FUND
Institutional Class:	9/30/17	#	1.09	[b]	1,371,775	0.27	[c]	0.27	[c]	1.76	[c]	43	[b]
	3/31/17		1.84		1,606,917	0.27		0.27		1.81		103
	3/31/16		1.18		1,282,105	0.27		0.27		1.66		93
	3/31/15		1.18		1,170,805	0.27		0.27		1.28		114
	3/31/14		0.56		938,244	0.28		0.28		1.42		112
	3/31/13		2.82		646,931	0.29		0.29		1.52		78
Advisor Class:	9/30/17	#	1.00	[b]	194	0.25	[c]	0.25	[c]	1.81	[c]	43	[b]
	3/31/17		1.94		100	0.28		0.28		1.81		103
	3/31/16	‡	0.72	[b]	100	0.50	[c]	0.43	[c]	1.62	[c]	93
Premier Class:	9/30/17	#	1.02	[b]	12,514	0.42	[c]	0.42	[c]	1.61	[c]	43	[b]
	3/31/17		1.69		14,966	0.42		0.42		1.66		103
	3/31/16		1.03		11,709	0.42		0.42		1.51		93
	3/31/15		1.02		10,103	0.42		0.42		1.13		114
	3/31/14		0.41		11,982	0.43		0.43		1.27		112
	3/31/13		2.67		16,257	0.44		0.44		1.42		78
Retirement Class:	9/30/17	#	0.96	[b]	100,533	0.52	[c]	0.52	[c]	1.51	[c]	43	[b]
	3/31/17		1.59		107,016	0.52		0.52		1.57		103
	3/31/16		0.93		97,057	0.52		0.52		1.41		93
	3/31/15		0.92		100,515	0.52		0.52		1.04		114
	3/31/14		0.31		206,496	0.53		0.53		1.18		112
	3/31/13		2.56		334,477	0.54		0.54		1.26		78
Retail Class:	9/30/17	#	0.94	[b]	129,594	0.57	[c]	0.57	[c]	1.47	[c]	43	[b]
	3/31/17		1.62		130,393	0.58		0.58		1.50		103
	3/31/16		0.78		138,591	0.58		0.58		1.35		93
	3/31/15		0.87		152,100	0.58		0.58		0.98		114
	3/31/14		0.25		169,391	0.60		0.60		1.10		112
	3/31/13		2.50		184,637	0.60		0.60		1.22		78

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	65

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income	(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss)[a]	investments	operations	income	gains	distributions	period

SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/17	#	$9.97	$0.06	$(0.01)	$0.05	$(0.06)	$—	$(0.06)	$9.96
	3/31/17		10.03	0.10	(0.06)	0.04	(0.10)	—	(0.10)	9.97
	3/31/16	^	10.00	0.05	0.03	0.08	(0.05)	(0.00)[d]	(0.05)	10.03
Advisor Class:	9/30/17	#	9.97	0.06	(0.01)	0.05	(0.06)	—	(0.06)	9.96
	3/31/17		10.03	0.10	(0.06)	0.04	(0.10)	—	(0.10)	9.97
	3/31/16	‡	9.97	0.02	0.06	0.08	(0.02)	(0.00)[d]	(0.02)	10.03
Premier Class:	9/30/17	#	9.97	0.06	(0.01)	0.05	(0.06)	—	(0.06)	9.96
	3/31/17		10.03	0.09	(0.06)	0.03	(0.09)	—	(0.09)	9.97
	3/31/16^		10.00	0.04	0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retirement Class:	9/30/17	#	9.97	0.05	(0.01)	0.04	(0.05)	—	(0.05)	9.96
	3/31/17		10.03	0.08	(0.06)	0.02	(0.08)	—	(0.08)	9.97
	3/31/16	^	10.00	0.04	0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retail Class:	9/30/17	#	9.97	0.05	(0.01)	0.04	(0.05)	—	(0.05)	9.96
	3/31/17		10.03	0.07	(0.06)	0.01	(0.07)	—	(0.07)	9.97
	3/31/16	^	10.00	0.03	0.03	0.06	(0.03)	(0.00)[d]	(0.03)	10.03

SOCIAL CHOICE BOND FUND
Institutional Class:	9/30/17	#	10.18	0.13	0.13	0.26	(0.12)	—	(0.12)	10.32
	3/31/17		10.32	0.24	(0.06)	0.18	(0.25)	(0.07)	(0.32)	10.18
	3/31/16		10.45	0.26	(0.09)	0.17	(0.26)	(0.04)	(0.30)	10.32
	3/31/15		9.98	0.21	0.60	0.81	(0.21)	(0.13)	(0.34)	10.45
	3/31/14		10.03	0.17	(0.04)	0.13	(0.17)	(0.01)	(0.18)	9.98
	3/31/13	*	10.00	0.06	0.08	0.14	(0.06)	(0.05)	(0.11)	10.03
Advisor Class:	9/30/17	#	10.19	0.13	0.13	0.26	(0.12)	—	(0.12)	10.33
	3/31/17		10.32	0.21	(0.03)	0.18	(0.24)	(0.07)	(0.31)	10.19
	3/31/16	‡	10.20	0.08	0.16	0.24	(0.08)	(0.04)	(0.12)	10.32
Premier Class:	9/30/17	#	10.19	0.12	0.14	0.26	(0.12)	—	(0.12)	10.33
	3/31/17		10.31	0.23	(0.04)	0.19	(0.24)	(0.07)	(0.31)	10.19
	3/31/16		10.45	0.25	(0.11)	0.14	(0.24)	(0.04)	(0.28)	10.31
	3/31/15		9.98	0.20	0.60	0.80	(0.20)	(0.13)	(0.33)	10.45
	3/31/14		10.03	0.16	(0.04)	0.12	(0.16)	(0.01)	(0.17)	9.98
	3/31/13	*	10.00	0.05	0.08	0.13	(0.05)	(0.05)	(0.10)	10.03
Retirement Class:	9/30/17	#	10.19	0.12	0.12	0.24	(0.11)	—	(0.11)	10.32
	3/31/17		10.32	0.22	(0.05)	0.17	(0.23)	(0.07)	(0.30)	10.19
	3/31/16		10.45	0.23	(0.09)	0.14	(0.23)	(0.04)	(0.27)	10.32
	3/31/15		9.98	0.19	0.60	0.79	(0.19)	(0.13)	(0.32)	10.45
	3/31/14		10.03	0.16	(0.05)	0.11	(0.15)	(0.01)	(0.16)	9.98
	3/31/13	*	10.00	0.05	0.08	0.13	(0.05)	(0.05)	(0.10)	10.03
Retail Class:	9/30/17	#	10.18	0.12	0.13	0.25	(0.11)	—	(0.11)	10.32
	3/31/17		10.31	0.22	(0.06)	0.16	(0.22)	(0.07)	(0.29)	10.18
	3/31/16		10.45	0.23	(0.10)	0.13	(0.23)	(0.04)	(0.27)	10.31
	3/31/15		9.98	0.19	0.59	0.78	(0.18)	(0.13)	(0.31)	10.45
	3/31/14		10.03	0.14	(0.04)	0.10	(0.14)	(0.01)	(0.15)	9.98
	3/31/13	*	10.00	0.05	0.07	0.12	(0.04)	(0.05)	(0.09)	10.03

TAX-EXEMPT BOND FUND
Institutional Class:	9/30/17	#	10.25	0.12	0.21	0.33	(0.12)	—	(0.12)	10.46
	3/31/17		10.72	0.22	(0.29)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16		10.82	0.22	0.06	0.28	(0.22)	(0.16)	(0.38)	10.72
	3/31/15		10.51	0.24	0.41	0.65	(0.23)	(0.11)	(0.34)	10.82
	3/31/14		11.08	0.25	(0.51)	(0.26)	(0.25)	(0.06)	(0.31)	10.51
	3/31/13		10.86	0.32	0.30	0.62	(0.32)	(0.08)	(0.40)	11.08
Advisor Class:	9/30/17	#	10.25	0.12	0.21	0.33	(0.12)	—	(0.12)	10.46
	3/31/17		10.72	0.23	(0.30)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16	‡	10.75	0.07	0.13	0.20	(0.07)	(0.16)	(0.23)	10.72
Retail Class:	9/30/17	#	10.26	0.10	0.21	0.31	(0.10)	—	(0.10)	10.47
	3/31/17		10.73	0.20	(0.30)	(0.10)	(0.20)	(0.17)	(0.37)	10.26
	3/31/16		10.84	0.19	0.05	0.24	(0.19)	(0.16)	(0.35)	10.73
	3/31/15		10.52	0.20	0.43	0.63	(0.20)	(0.11)	(0.31)	10.84
	3/31/14		11.10	0.22	(0.52)	(0.30)	(0.22)	(0.06)	(0.28)	10.52
	3/31/13		10.88	0.29	0.30	0.59	(0.29)	(0.08)	(0.37)	11.10

66	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
														Portfolio
	For the													turnover rate
	period				Net assets at	Ratios to average net assets						Portfolio		excluding
	or year				end of period	Gross		Net		Net investment		turnover		mortgage
	ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate		dollar rolls

SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/17	#	0.54%[b]		$ 252,167	0.19%[c]		0.12%[c]		1.29%[c]		32%[b]		32%[b]
	3/31/17		0.44		165,909	0.25		0.12		1.05		61		61
	3/31/16	^	0.85	[b]	106,153	0.45	[c]	0.12	[c]	0.85	[c]	53	[b]	53	[b]
Advisor Class:	9/30/17	#	0.48	[b]	408	0.88	[c]	0.27	[c]	1.15	[c]	32	[b]	32	[b]
	3/31/17		0.44		171	0.25		0.12		1.05		61		61
	3/31/16	‡	0.85	[b]	101	0.67	[c]	0.27	[c]	0.77	[c]	53	[b]	53	[b]
Premier Class:	9/30/17	#	0.47	[b]	612	0.34	[c]	0.27	[c]	1.13	[c]	32	[b]	32	[b]
	3/31/17		0.28		362	0.41		0.27		0.85		61		61
	3/31/16	^	0.75	[b]	1,003	0.84	[c]	0.27	[c]	0.69	[c]	53	[b]	53	[b]
Retirement Class:	9/30/17	#	0.42	[b]	17,103	0.44	[c]	0.37	[c]	1.04	[c]	32	[b]	32	[b]
	3/31/17		0.19		10,687	0.50		0.37		0.80		61		61
	3/31/16	^	0.69	[b]	4,975	0.80	[c]	0.37	[c]	0.63	[c]	53	[b]	53	[b]
Retail Class:	9/30/17	#	0.36	[b]	1,809	0.60	[c]	0.47	[c]	0.92	[c]	32	[b]	32	[b]
	3/31/17		0.13		1,935	0.55		0.42		0.73		61		61
	3/31/16	^	0.62	[b]	1,742	1.02	[c]	0.47	[c]	0.50	[c]	53	[b]	53	[b]

SOCIAL CHOICE BOND FUND
Institutional Class:	9/30/17	#	2.61	[b]	848,967	0.40	[c]	0.40	[c]	2.54	[c]	61	[b]	44	[b]
	3/31/17		1.73		618,298	0.40		0.40		2.36		182		115
	3/31/16		1.64		377,577	0.41		0.40		2.50		107		107
	3/31/15		8.19		276,997	0.45		0.40		2.08		459		459
	3/31/14		1.33		85,771	0.59		0.40		1.76		393		393
	3/31/13	*	1.41	[b]	50,034	1.29	[c]	0.40	[c]	1.18	[c]	186	[b]	186	[b]
Advisor Class:	9/30/17	#	2.58	[b]	176,490	0.46	[c]	0.46	[c]	2.48	[c]	61	[b]	44	[b]
	3/31/17		1.68		113,376	0.53		0.52		2.13		182		115
	3/31/16	‡	2.40	[b]	102	0.63	[c]	0.55	[c]	2.53	[c]	107		107
Premier Class:	9/30/17	#	2.53	[b]	25,463	0.55	[c]	0.55	[c]	2.40	[c]	61	[b]	44	[b]
	3/31/17		1.78		17,334	0.55		0.55		2.24		182		115
	3/31/16		1.39		29,475	0.56		0.55		2.43		107		107
	3/31/15		8.03		5,359	0.61		0.55		1.93		459		459
	3/31/14		1.18		2,019	0.75		0.55		1.64		393		393
	3/31/13	*	1.33	[b]	1,013	1.78	[c]	0.55	[c]	1.02	[c]	186	[b]	186	[b]
Retirement Class:	9/30/17	#	2.38	[b]	305,187	0.64	[c]	0.64	[c]	2.29	[c]	61	[b]	44	[b]
	3/31/17		1.58		263,594	0.65		0.65		2.12		182		115
	3/31/16		1.39		223,415	0.66		0.65		2.28		107		107
	3/31/15		7.93		100,119	0.70		0.65		1.87		459		459
	3/31/14		1.08		6,631	0.85		0.65		1.56		393		393
	3/31/13	*	1.28	[b]	2,152	1.77	[c]	0.65	[c]	0.97	[c]	186	[b]	186	[b]
Retail Class:	9/30/17	#	2.47	[b]	139,136	0.66	[c]	0.66	[c]	2.28	[c]	61	[b]	44	[b]
	3/31/17		1.56		107,219	0.67		0.67		2.10		182		115
	3/31/16		1.26		72,933	0.69		0.68		2.23		107		107
	3/31/15		7.99		46,434	0.73		0.68		1.83		459		459
	3/31/14		0.89		6,717	0.92		0.74		1.45		393		393
	3/31/13	*	1.22	[b]	2,755	1.94	[c]	0.75	[c]	0.88	[c]	186	[b]	186	[b]

TAX-EXEMPT BOND FUND
Institutional Class:	9/30/17	#	3.20	[b]	2,017	0.39	[c]	0.35	[c]	2.25	[c]	7	[b]	7	[b]
	3/31/17		(0.63)		2,418	0.37		0.35		2.04		59		59
	3/31/16		2.60		49,799	0.36		0.35		2.03		110		110
	3/31/15		6.27		43,616	0.35		0.35		2.19		155		155
	3/31/14		(2.33)		9,626	0.35		0.35		2.33		155		155
	3/31/13		5.74		10,155	0.35		0.35		2.89		49		49
Advisor Class:	9/30/17	#	3.23	[b]	101	0.33	[c]	0.30	[c]	2.29	[c]	7	[b]	7	[b]
	3/31/17		(0.63)		99	0.38		0.36		2.15		59		59
	3/31/16	‡	1.85	[b]	101	0.58	[c]	0.50	[c]	2.00	[c]	110		110
Retail Class:	9/30/17	#	3.06	[b]	277,219	0.65	[c]	0.63	[c]	1.97	[c]	7	[b]	7	[b]
	3/31/17		(0.90)		281,643	0.65		0.63		1.87		59		59
	3/31/16		2.22		296,355	0.63		0.63		1.75		110		110
	3/31/15		6.07		306,179	0.63		0.63		1.90		155		155
	3/31/14		(2.69)		327,779	0.63		0.63		2.06		155		155
	3/31/13		5.44		397,445	0.63		0.63		2.61		49		49

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	67

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from		Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment		investment	realized	and	end of
	ended		of period	(loss)[a]		investments	operations		income	gains	distributions	period

MONEY MARKET FUND
Institutional Class:	9/30/17	#	$1.00	$0.00	[d]	$ —	$0.00	[d]	$(0.00)[d]	$ —	$(0.00)[d]	$1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00
	3/31/13		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Advisor Class:	9/30/17	#	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16	‡	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Premier Class:	9/30/17	#	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00
	3/31/13		1.00	—		—	—		—	—	—	1.00
Retirement Class:	9/30/17	#	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00
	3/31/13		1.00	—		—	—		—	—	—	1.00
Retail Class:	9/30/17	#	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00
	3/31/13		1.00	—		—	—		—	—	—	1.00

#	Unaudited
*	The Fund commenced operations on September 21, 2012.
^	The Fund commenced operations on August 7, 2015.
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.

68	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

					Ratios and supplemental data
	For the
	period				Net assets at	Ratios to average net assets						Portfolio
	or year				end of period	Gross		Net		Net investment		turnover
	ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate

MONEY MARKET FUND
Institutional Class:	9/30/17	#	0.39%[b]		$414,632	0.15%[c]		0.15%[c]		0.77%[c]		—%
	3/31/17		0.34		458,837	0.14		0.14		0.35		—
	3/31/16		0.09		339,325	0.14		0.14		0.09		—
	3/31/15		0.00		316,667	0.14		0.12		0.00		—
	3/31/14		0.01		345,892	0.13		0.13		0.01		—
	3/31/13		0.05		293,090	0.14		0.14		0.05		—
Advisor Class:	9/30/17	#	0.48	[b]	100	0.03	[c]	0.03	[c]	0.89	[c]	—
	3/31/17		0.29		100	0.19		0.19		0.29		—
	3/31/16	‡	0.02	[b]	100	0.36	[c]	0.29	[c]	0.08	[c]	—
Premier Class:	9/30/17	#	0.31	[b]	37,157	0.30	[c]	0.30	[c]	0.62	[c]	—
	3/31/17		0.19		32,044	0.29		0.29		0.19		—
	3/31/16		0.00		25,222	0.29		0.24		0.00		—
	3/31/15		0.00		4,247	0.29		0.12		0.00		—
	3/31/14		0.00		5,371	0.28		0.14		0.00		—
	3/31/13		0.00		8,929	0.29		0.19		0.00		—
Retirement Class:	9/30/17	#	0.26	[b]	116,547	0.40	[c]	0.40	[c]	0.53	[c]	—
	3/31/17		0.09		109,765	0.39		0.39		0.09		—
	3/31/16		0.00		94,131	0.39		0.23		0.00		—
	3/31/15		0.00		88,424	0.39		0.12		0.00		—
	3/31/14		0.00		90,363	0.38		0.14		0.00		—
	3/31/13		0.00		73,609	0.39		0.19		0.00		—
Retail Class:	9/30/17	#	0.21	[b]	297,690	0.50	[c]	0.50	[c]	0.42	[c]	—
	3/31/17		0.03		318,718	0.49		0.45		0.03		—
	3/31/16		0.00		344,809	0.48		0.22		0.00		—
	3/31/15		0.00		365,853	0.48		0.12		0.00		—
	3/31/14		0.00		415,477	0.50		0.14		0.00		—
	3/31/13		0.00		429,522	0.51		0.19		0.00		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2017 Semiannual Report	69

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

70	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In March 2017, FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. This guidance will not significantly impact the Funds’ financial statements.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds adopted amendments to Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but may have resulted in new disclosures in the schedules of investments for certain investment types. Please refer to the schedules of investments and Note 3 of the financial statement disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of September 30, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Semiannual Report	71

Notes to financial statements (unaudited)

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Cross currency swap contracts: Cross currency swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Cross currency swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2017, the Bond Fund, Bond Plus Fund, High-Yield Fund, and Social Choice Bond Fund had material transfers from Level 2 to Level 3 as a result of various market related factors. Also, Bond Fund, Bond Plus Fund, Short-Term Bond Fund and Social Choice Bond Fund had transfers from Level 3 to Level 2 as a result of various market related factors.

As of September 30, 2017, 100% of the value of investments in the Bond Index Fund, Short-Term Bond Index Fund, the Tax-Exempt Bond Fund, and the Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$—	$60,624,392	$—	$60,624,392
Corporate bonds	—	1,456,976,301	1,235,703	1,458,212,004
Government bonds	—	1,622,541,038	—	1,622,541,038
Structured assets	—	1,188,438,983	4,985,707	1,193,424,690
Common stocks	230,658	—	—	230,658
Preferred stocks	—	55,812	—	55,812
Short-term investments	—	77,090,293	—	77,090,293
Total	$230,658	$4,405,726,819	$6,221,410	$4,412,178,887
Bond Plus
Bank loan obligations	$—	$139,582,722	$—	$139,582,722
Corporate bonds	—	1,284,478,813	1,699,415	1,286,178,228
Government bonds	—	1,822,143,935	5,853,513	1,827,997,448
Structured assets	—	581,394,815	9,106,642	590,501,457
Common stocks	922,895	—	—	922,895
Preferred stocks	—	223,248	—	223,248
Short-term investments	—	175,421,307	—	175,421,307
Cross currency swap contracts**	—	432,248	—	432,248
Total	$922,895	$4,003,677,088	$16,659,570	$4,021,259,553
High-Yield
Bank loan obligations	$—	$286,009,581	$—	$286,009,581
Corporate bonds	—	3,271,756,202	39,597,671	3,311,353,873
Government bonds	—	32,868,021	—	32,868,021
Common stocks	21,946,738	—	—	21,946,738
Preferred stocks	2,246,335	—	—	2,246,335
Short-term investments	—	353,895,754	—	353,895,754
Total	$24,193,073	$3,944,529,558	$39,597,671	$4,008,320,302
Inflation-Linked Bond
Government bonds	$—	$2,643,740,443	$—	$2,643,740,443
Short-term investments	—	45,565,782	—	45,565,782
Futures contracts**	40,796	—	—	40,796
Total	$40,796	$2,689,306,225	$—	$2,689,347,021

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continued

Fund	Level 1	Level 2	Level 3	Total
Short-Term Bond
Bank loan obligations	$—	$44,601,962	$—	$44,601,962
Corporate bonds	—	565,285,227	258,750	565,543,977
Government bonds	—	498,131,372	—	498,131,372
Structured assets	—	425,657,714	3,763,246	429,420,960
Short-term investments	—	113,629,321	—	113,629,321
Futures contracts**	708,853	—	—	708,853
Total	$708,853	$1,647,305,596	$4,021,996	$1,652,036,445
Social Choice Bond
Bank loan obligations	$—	$9,910,394	$1,665,039	$11,575,433
Corporate bonds	—	526,934,837	5,184,922	532,119,759
Government bonds	—	692,171,840	15,396,357	707,568,197
Structured assets	—	177,179,092	6,984,676	184,163,768
Preferred stocks	278,750	—	—	278,750
Short-term investments	—	54,807,442	—	54,807,442
Total	$278,750	$1,461,003,605	$29,230,994	$1,490,513,349

** Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

The following table is a reconcilation of the Funds’ investments in which significant unobservable inputs (Level 3) were used in determining value:

	Bond	Bond Plus	High-Yield	Short-Term Bond	Social Choice Bond
Balance as of March 31, 2017	$23,589,257	$42,329,957	$8,780,800	$16,724,758	$25,661,040
Purchases	1,233,908	9,250,000	—	7,175,000	6,791,142
Sales	(11,752,201)	(7,665,615)	—	(3,194,599)	(3,592,619)
Gains (losses)	1,516,016	1,969,499	—	(4,101)	3,907
Change in unrealized appreciation (depreciation)	(2,425,892)	(4,055,775)	(4,300,800)	(365,729)	2,940,466
Transfers out of Level 3	(14,717,899)	(36,487,897)	—	(16,313,333)	(5,985,290)
Transfers into Level 3	8,778,221	11,319,401	35,117,671	—	3,412,348
Balance as of September 30, 2017	$6,221,410	$16,659,570	$39,597,671	$4,021,996	$29,230,994

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Funds’ as of September 30, 2017.

Fund	Fair value as of September 30, 2017	Valuation technique	Unobservable input	Range (weighted average)
Bond
Corporate bonds	$1,235,703	Broker quote	*
Structured assets	4,985,707	Recent market transaction	†
Total	$6,221,410
Bond Plus
Corporate bonds	$1,699,415	Recent market transaction	Discount	39.0%–65.0% (42.4%)
Government bonds	4,621,335	Recent market transaction	Discount	27.6% (27.6%)
Government bonds	1,232,178	Broker quote	*
Structured assets	7,127,260	Broker quote	*
Structured assets	1,979,382	Recent market transaction	Discount	38.3%–96.9% (56.6%)
Total	$16,659,570
High-Yield
Corporate bonds	$39,597,671	Recent market transaction	Discount	35.0%–75.0% (44.0%)
Total	$39,597,671
Short-Term Bond
Corporate bonds	$258,750	Recent market transaction	Discount	65.5% (65.5%)
Structured assets	3,763,246	Recent market transaction	†
Total	$4,021,996
Social Choice Bond
Bank loan obligations	$1,665,039	Broker quote	*
Corporate bonds	5,184,922	Broker quote	*
Government bonds	15,396,357	Broker quote	*
Structured assets	6,939,955	Broker quote	*
Structured assets	44,721	Recent market transaction	†
Total	$29,230,994

* Single source broker quote.

† Recent market transaction refer to the most recent known market transaction.

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Semiannual Report	73

Notes to financial statements (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At September 30, 2017, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contract	Location	amount	Location	amount
Bond Plus Fund
Currency contracts	Swap contracts*	$432,248	Swap contracts*	$148,374
Inflation-Linked Bond Fund
Interest-rate contracts			Futures contracts*	40,796
Short-Term Bond Fund
Interest-rate contracts			Futures contracts*	708,853
*	The fair value presented includes cumulative gain (loss) on open futures contracts and cross currency swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts and open cross currency swap contracts.

For the period ended September 30, 2017, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss )	(depreciation	)
Bond Plus Fund
Credit and currency contracts	Swap contracts	$(4,008,638)	$4,091,804
Inflation-Linked Bond Fund
Interest-rate contracts	Futures contracts	—	40,796
Short-Term Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	1,903	(1,882)
Interest-rate contracts	Futures contracts	(659,602)	553,554

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended September 30, 2017, the Inflation-Linked Bond Fund and the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1%, and 2% and 4% of net assets, respectively. The futures contracts outstanding as of September 30, 2017 are disclosed in the summary portfolio of investments and the full schedules of investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments

74	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended September 30, 2017, the Bond Plus Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. There are no credit default swap contracts outstanding as of September 30, 2017.

Cross currency swap contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use cross currency swap agreements to gain or mitigate exposure to foreign exchange markets. A cross currency swap is an agreement between two parties to exchange two different currencies with the understanding that the exchange will be reversed at a later date at specified exchange rates. Cross currency swaps are usually negotiated with commercial and investment banks. At the inception date of the contract the exchange of currencies takes place at the current spot rate. At maturity, the re-exchange may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between the stated terms of the cross currency swap contracts and prevailing market conditions. These upfront payments and receipts are amortized over the term of the contract and treated as a realized gain or loss in the Statements of Operations. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

Risks may arise upon entering into these contracts from the potential of default by counterparty and, depending on their terms, may be subject to foreign exchange risk. During the period ended September 30, 2017, the Bond Plus Fund had exposure to cross currency swap contracts, based on underlying notional values, generally between 0% and 1%. The cross currency swap contracts outstanding as of September 30, 2017 are disclosed in the summary portfolio of investments and full schedules of investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future e date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended September 30, 2017, the Short-Term Bond Fund had exposure to forwards, based on underlying notional values, generally between 0% and 1%. There are no outstanding forward foreign currency contracts as of September 30, 2017.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

For the Money Market Fund, TPIS waived a portion of distribution Rule 12b-1 plan expenses on the Retail Class and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time. The amounts waived and reimbursed are disclosed on the Statements of Operations.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2017, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Semiannual Report	75

Notes to financial statements (unaudited)

			Investment
	Investment		management
	management		fee—effective	Service
	fee range		rate	agreement fee	Distribution fee		Maximum expense amounts‡
				Retirement	Premier	Retail	Institutional	Advisor	Premier	Retirement	Retail
Fund				Class	Class	Class	Class	Class	Class	Class	Class
Bond*	0.25%–0.30%[a]		0.29%	0.25%	0.15%	0.25%	0.35%	0.50%	0.50%	0.60%	0.70%
Bond Index	0.10		0.10	0.25	0.15	0.25	0.13	0.28	0.28	0.38	0.48
Bond Plus*	0.25–0.30	[a]	0.29	0.25	0.15	0.25	0.35	0.50	0.50	0.60	0.70
High-Yield*	0.30–0.35	[b]	0.34	0.25	0.15	0.25	0.40	0.55	0.55	0.65	0.75
Inflation-Linked Bond*	0.20–0.25	[c]	0.24	0.25	0.15	0.25	0.30	0.45	0.45	0.55	0.65
Short-Term Bond*	0.20–0.25	[c]	0.25	0.25	0.15	0.25	0.30	0.45	0.45	0.55	0.65
Short-Term Bond Index	0.07		0.07	0.25	0.15	0.25	0.12	0.27	0.27	0.37	0.47
Social Choice Bond*	0.30–0.35	[b]	0.35	0.25	0.15	0.25	0.40	0.55	0.55	0.65	0.75
Tax-Exempt Bond*	0.25–0.30	[a]	0.30	—	—	0.25	0.35	0.50	—	—	0.70
Money Market	0.10		0.10	0.25	0.15	0.25	0.15	0.30	0.30	0.40	0.50
*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
[a]	Prior to May 1, 2017, the investment management fee range for the Bond Fund, the Bond Plus Fund, and the Tax-Exempt Bond Fund was 0.26%–0.30% of average daily net assets.
[b]	Prior to May 1, 2017, the investment management fee range for the High-Yield Fund and the Social Choice Bond Fund was 0.31%–0.35% of average daily net assets.
[c]	Prior to May 1, 2017, the investment management fee range for the Inflation-Linked Bond Fund and the Short-Term Bond Fund was 0.21%–0.25% of average daily net assets.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2018. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2017, these transactions did not materially impact the Funds.

As of September 30, 2017, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of September 30, 2017:

		TIAA-CREF		TIAA-CREF
	TIAA-CREF	Lifecycle Index	TIAA-CREF	Managed
Underlying Fund	Lifecycle Funds	Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Bond	77%	—%	1%	—%	1%	79%
Bond Index	—	30	—	—	1	31
Bond Plus	59	—	5	8	2	74
High-Yield	8	—	—	—	2	10
Inflation-Linked Bond	19	8	—	—	—	27
Short-Term Bond	38	—	4	—	2	44
Short-Term Bond Index	—	78	—	—	—	78
Money Market	—	—	—	—	2	2

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of September 30, 2017, four 529 Plans owned 14%, 13%, 6%, and 5%, respectively, of the Bond Index Fund, two 529 Plans owned 12%, and 11%, respectively, of the Inflation-Linked Bond Fund, one 529 Plan owned 8% of the Short-Term Bond Fund and one 529 Plan owned 10% of the Short-Term Bond Index Fund.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

76	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At September 30, 2017, the High-Yield Fund held an unfunded loan commitment of $12,500,000. There was no unrealized appreciation (depreciation) at September 30, 2017 related to the unfunded loan commitment. Unfunded loan commitments are marked-to-market daily and any unrealized appreciation (depreciation) is included as an asset (liability) on the Statements of Assets and Liabilities. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of Operations.

Net unrealized appreciation (depreciation): At September 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

				Net
		Gross	Gross	unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation)	(depreciation)
Bond	$4,389,127,159	$47,958,365	$(24,906,637)	$23,051,728
Bond Index	8,463,265,630	123,877,968	(47,271,555)	76,606,413
Bond Plus	3,995,057,263	53,619,737	(27,565,821)	26,053,916
High-Yield	3,923,199,595	161,532,367	(76,411,660)	85,120,707
Inflation-Linked Bond	2,659,417,295	43,069,795	(13,140,068)	29,929,727
Short-Term Bond	1,650,573,554	5,949,430	(4,486,540)	1,462,890
Short-Term Bond Index Fund	273,744,211	112,138	(797,373)	(685,235)
Social Choice Bond	1,483,495,083	14,917,407	(7,899,141)	7,018,266
Tax-Exempt Bond	265,800,361	5,543,217	(1,536,296)	4,006,921

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended September 30, 2017 were as follows:

	Non-U.S.	U.S.	Non-U.S.	U.S.
	government	government	government	government
Fund	purchases	purchases	sales	sales
Bond	$915,166,316	$2,751,526,707	$733,601,225	$2,449,348,789
Bond Index	473,971,006	1,066,680,611	207,110,331	293,221,104
Bond Plus	853,129,323	2,752,759,462	589,804,648	2,548,518,060
High-Yield	929,510,270	—	577,890,890	—
Inflation-Linked Bond	—	517,921,768	4,568,519	385,201,285
Short-Term Bond	367,195,496	341,256,121	305,852,463	503,942,286
Short-Term Bond Index	46,726,811	118,877,018	18,679,664	53,999,167
Social Choice Bond	431,678,602	691,288,966	135,624,012	630,702,347
Tax-Exempt Bond	18,362,984	—	27,993,050	—

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2017 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Bond	$131,341,880	$3,494,832	$134,836,712
Bond Index	156,635,444	—	156,635,444
Bond Plus	128,768,765	—	128,768,765
High-Yield	187,980,292	—	187,980,292
Inflation-Linked Bond	36,832,831	—	36,832,831
Short-Term Bond	29,386,395	—	29,386,395
Short-Term Bond Index	1,417,599	—	1,417,599
Social Choice Bond	26,125,419	1,154,049	27,279,468
Tax-Exempt Bond*	8,004,604	2,720,605	10,725,209
Money Market	1,614,498	—	1,614,498
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2017 of $5,799,921.

The tax character of the fiscal year 2018 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or

TIAA-CREF Funds: Fixed Income Funds ■ 2017 Semiannual Report	77

Notes to financial statements (unaudited)	concluded

mutual funds. For the period ended September 30, 2017, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 9—subsequent event

The Advisors has agreed to implement a voluntary waiver reducing the Short-Term Bond Index Fund management fee by 0.07% for one year effective October 1, 2017 through September 30, 2018. During this one-year period, the expense caps will be 0.05% for Institutional Class, 0.20% for Advisor Class, 0.20% for Premier Class, 0.30% for Retirement Class, and 0.40% for Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

78	2017 Semiannual Report ■ TIAA-CREF Funds: Fixed Income Funds

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How to reach us

TIAA website

TIAA.org

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For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

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Item 4. Principal Accountant Fees and Services.

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Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.4%

AUTOMOBILES & COMPONENTS - 0.0%
$188,941	i	CH Hold Corp	LIBOR 1 M + 3.000%	4.240%	02/01/24	$190,357
		TOTAL AUTOMOBILES & COMPONENTS				190,357

CAPITAL GOODS - 0.1%
693,020	i	Milacron LLC	LIBOR 1 M + 3.000%	4.240	09/28/23	695,619
985,584	i	TransDigm, Inc	LIBOR 1 and 3 M + 3.000%	4.330	05/14/22	987,604
494,987	i	TransDigm, Inc	LIBOR 1 and 3 M + 3.000%	4.240	06/09/23	496,176
		TOTAL CAPITAL GOODS				2,179,399

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,978,041	i	Advanced Disposal Services, Inc	LIBOR 1 W + 2.750%	3.950	11/10/23	1,989,572
989,899	i	American Airlines, Inc	LIBOR 1 M + 2.000%	3.240	10/10/21	989,760
1,500,000	i	American Airlines, Inc	LIBOR 1 M + 2.500%	3.730	12/14/23	1,502,295
244,887	i	C.H.I Overhead Doors Inc	LIBOR 3 M + 3.250%	4.580	07/31/22	243,969
744,387	i	Creative Artists Agency LLC	LIBOR 1 and 3 M + 3.500%	6.750	02/15/24	746,717
1,492,500	i	Leidos Holdings Inc	LIBOR 1 M + 2.000%	3.250	08/16/23	1,500,903
656,319	i	ProQuest LLC	LIBOR 1 M + 3.750%	4.985	10/24/21	662,607
1,156,921	i	Trans Union LLC	LIBOR 1 M + 2.000%	3.240	04/07/23	1,153,844
426,344	i	XPO Logistics, Inc	LIBOR 3 M + 2.250%	3.550	11/01/21	427,090
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				9,216,757

CONSUMER DURABLES & APPAREL - 0.0%
490,685	i	Academy Ltd	LIBOR 1 and 3 M + 4.000%	5.310	07/01/22	330,604
		TOTAL CONSUMER DURABLES & APPAREL				330,604

CONSUMER SERVICES - 0.1%
1,133,098	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	5.080	07/28/22	1,129,087
97,523	i	Boyd Gaming Corp	LIBOR 1 W + 2.500%	3.690	09/15/23	97,791
837,621	i	Jackson Hewitt Tax Service, Inc	LIBOR 3 M + 7.000%	8.310	07/30/20	804,116
1,264,767	i	KFC Holding Co	LIBOR 1 M + 2.000%	3.230	06/16/23	1,269,510
882,605	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	5.080	08/12/22	878,748
1,050,051	i	Spin Holdco, Inc	LIBOR 2 M + 3.750%	5.010	11/14/22	1,054,513
638,546	i	Sterling Midco Holdings, Inc	LIBOR 1 M + 4.750%	5.485	06/19/24	639,344
298,507	i	Travel Leaders Group LLC	LIBOR 3 M + 4.500%	5.810	01/25/24	302,426
		TOTAL CONSUMER SERVICES				6,175,535

ENERGY - 0.0%
235,000	i	California Resources Corp	LIBOR 1 M + 10.375%	11.610	12/31/21	250,158
748,747	i	Dynegy, Inc	LIBOR 1 M + 3.250%	4.490	02/07/24	751,779
		TOTAL ENERGY				1,001,937
1

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
FOOD & STAPLES RETAILING - 0.0%
$187,823	i	Albertsons LLC	LIBOR 1 M + 2.750%	3.990%	08/25/21	$180,926
75,621	i	Albertsons LLC	LIBOR 3 M + 3.000%	4.320	06/22/23	72,596
		TOTAL FOOD & STAPLES RETAILING				253,522

FOOD, BEVERAGE & TOBACCO - 0.1%
997,516	i	B&G Foods, Inc	LIBOR 1 M + 2.250%	3.490	11/02/22	1,002,144
250,565	i	Hostess Brands LLC	LIBOR 1 M + 2.500%	3.740	08/03/22	251,297
1,197,000	i	Post Holdings, Inc	LIBOR 1 M + 2.250%	3.490	05/24/24	1,199,322
		TOTAL FOOD, BEVERAGE & TOBACCO				2,452,763

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
992,516	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	3.990	03/01/24	994,749
1,187,430	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	3.990	06/24/21	1,194,353
1,985,000	i	Envision Healthcare Corp	LIBOR 1 M + 3.000%	4.240	12/01/23	1,988,732
376,309	i	Greatbatch Ltd	LIBOR 1 M + 3.500%	4.740	10/27/22	378,348
1,011,455	i	HCA, Inc	LIBOR 1 M + 2.250%	3.490	02/10/24	1,016,148
3,980,000	i	Tennessee Merger Sub, Inc	LIBOR 1 M + 2.750%	3.990	02/06/24	3,902,907
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				9,475,237

INSURANCE - 0.0%
1,477,180	i	HUB International Ltd	LIBOR 3 M + 3.250%	4.310	10/02/20	1,486,264
		TOTAL INSURANCE				1,486,264

MATERIALS - 0.1%
888,289	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.500%	3.740	10/31/23	891,300
985,309	i	Berry Plastics Corp	LIBOR 1 M + 2.250%	3.490	10/01/22	987,772
1,243,750	i	Berry Plastics Corp	LIBOR 1 M + 2.250%	3.490	01/19/24	1,244,446
294,309	i	Plaze, Inc	LIBOR 3 M + 3.500%	4.830	07/29/22	295,413
248,129	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	3.990	11/15/23	247,930
360,000	i	Solenis International LP	LIBOR 3 M + 6.750%	8.070	07/29/22	357,599
37,791	i	Tronox Blocked Borrower LLC	LIBOR 3 M + 3.000%	3.000	09/13/24	37,924
87,209	i	Tronox Finance LLC	LIBOR 3 M + 3.000%	3.000	10/31/24	87,518
		TOTAL MATERIALS				4,149,902

MEDIA - 0.1%
248,129	i	AMC Entertainment Holdings, Inc	LIBOR 1 M + 2.250%	3.480	12/15/23	246,888
134,742	i	CBS Radio, Inc	LIBOR 1 M + 3.500%	4.740	10/17/23	135,669
882,039	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	5.080	07/08/22	882,595
989,950	i	Charter Communications Operating LLC	LIBOR 1 M + 2.250%	3.490	01/15/24	993,662
1,440,141	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	3.480	07/17/25	1,430,881
148,836	i	Lions Gate Entertainment Corp	LIBOR 1 M + 3.000%	4.240	12/08/23	149,953
21,032	i	Mission Broadcasting, Inc	LIBOR 3 M + 2.500%	3.740	01/17/24	21,081
168,007	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	3.740	01/17/24	168,397
1,485,042	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	3.240	10/04/23	1,486,438
254,991	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.750%	3.980	01/31/25	255,853
		TOTAL MEDIA				5,771,417

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
625,000	i	Alphabet Holding Co, Inc	LIBOR 3 M + 3.500%	4.830	09/15/24	617,188
153,410	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	3.330	03/07/24	154,122
2

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$451,629	i	Vizient, Inc	LIBOR 1 M + 3.500%	4.740%	02/13/23	$454,451
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,225,761

REAL ESTATE - 0.0%
227,636	i	DTZ US Borrower LLC	LIBOR 3 M + 3.250%	4.560	11/04/21	228,044
		TOTAL REAL ESTATE				228,044

RETAILING - 0.1%
2,967,184	i	PetSmart, Inc	LIBOR 1 M + 3.000%	4.240	03/11/22	2,502,315
		TOTAL RETAILING				2,502,315

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,485,000	i	Versum Materials, Inc	LIBOR 3 M + 2.500%	3.830	09/29/23	1,486,856
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,486,856

SOFTWARE & SERVICES - 0.1%
622,850	i	CSRA, Inc	LIBOR 3 M + 3.000%	3.333	11/30/23	624,276
961,673	i	First Data Corp	LIBOR 1 M + 2.250%	3.490	07/08/22	963,009
1,176,526	i	First Data Corp	LIBOR 1 M + 2.500%	3.740	04/26/24	1,180,102
717,567	i	Mitchell International, Inc	LIBOR 3 M + 3.500%	4.810	10/13/20	721,004
44,821	i	SS&C European Holdings SARL	LIBOR 1 M + 2.250%	3.490	07/08/22	45,008
847,546	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	3.490	07/08/22	851,080
		TOTAL SOFTWARE & SERVICES				4,384,479

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
964,125	i	CommScope, Inc	LIBOR 1 M + 2.000%	3.235	12/29/22	966,053
297,750	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.490	07/05/23	299,611
864,801	i	Sensata Technologies BV	LIBOR 1 M + 2.250%	3.490	10/14/21	869,956
302,928	i	Zebra Technologies Corp	LIBOR 3 M + 2.000%	3.310	10/27/21	303,210
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				2,438,830

TELECOMMUNICATION SERVICES - 0.0%
394,023	i	CNT Holdings III Corp	LIBOR 2 M + 3.250%	4.530	01/22/23	387,620
		TOTAL TELECOMMUNICATION SERVICES				387,620

TRANSPORTATION - 0.1%
675,000	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.250%	3.990	03/21/22	676,262
442,555	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	4.000	07/31/22	442,776
1,455,124	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	4.240	08/01/22	1,455,851
248,750	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	4.240	03/11/24	242,999
		TOTAL TRANSPORTATION				2,817,888

UTILITIES - 0.1%
989,975	i	NRG Energy, Inc	LIBOR 3 M + 2.250%	3.583	06/30/23	990,430
496,256	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	5.240	07/14/23	483,230
808,179	i	Vistra Operations Co LLC	LIBOR 1 M + 2.750%	3.980	08/04/23	809,278
185,714	i	Vistra Operations Co LLC	LIBOR 1 M + 2.750%	3.732	12/14/23	185,967
		TOTAL UTILITIES				2,468,905

		TOTAL BANK LOAN OBLIGATIONS				60,624,392
		(Cost $61,210,552)
3

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BONDS - 97.2%

CORPORATE BONDS - 33.2%

AUTOMOBILES & COMPONENTS - 0.6%
$120,000	g	Adient Global Holdings Ltd		4.875%	08/15/26	$122,700
480,000	g	Allison Transmission, Inc		5.000	10/01/24	498,168
4,950,000	g	BMW US Capital LLC		2.000	04/11/21	4,913,691
450,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	486,000
1,125,000		Delphi Automotive plc		3.150	11/19/20	1,150,832
3,550,000		General Motors Co		4.200	10/01/27	3,600,201
1,700,000		General Motors Co		6.600	04/01/36	2,016,089
825,000		General Motors Co		6.250	10/02/43	942,373
475,000		General Motors Co		6.750	04/01/46	571,897
2,050,000		General Motors Co		5.400	04/01/48	2,123,965
150,000		Goodyear Tire & Rubber Co		5.000	05/31/26	156,375
1,100,000	g	Hyundai Capital America		2.600	03/19/20	1,099,373
2,600,000	g	Hyundai Capital America		2.550	04/03/20	2,595,027
1,500,000	g	Hyundai Capital America		3.250	09/20/22	1,496,992
2,000,000	g	Hyundai Capital Services, Inc		3.000	03/06/22	1,982,271
200,000	g,o	IHO Verwaltungs GmbH		4.125	09/15/21	203,500
1,750,000		Magna International, Inc		3.625	06/15/24	1,806,161
200,000		Tenneco, Inc		5.000	07/15/26	205,000
150,000	g	ZF North America Capital, Inc		4.500	04/29/22	157,687
150,000	g	ZF North America Capital, Inc		4.750	04/29/25	158,250
		TOTAL AUTOMOBILES & COMPONENTS				26,286,552

BANKS - 5.2%
1,900,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5 Y + 5.026%	7.200	03/16/27	2,013,624
1,750,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	1,751,697
1,500,000	g	Banco de Bogota S.A.		6.250	05/12/26	1,635,750
1,650,000	g	Banco General S.A.		4.125	08/07/27	1,650,908
2,000,000	g	Banco Inbursa S.A. Institucion de Banca Multiple		4.375	04/11/27	2,007,500
1,900,000	g	Banco Nacional de Comercio Exterior SNC		4.375	10/14/25	1,985,500
9,475,000		Bank of America Corp		2.151	11/09/20	9,446,475
2,450,000		Bank of America Corp		3.875	08/01/25	2,565,486
7,450,000		Bank of America Corp		3.248	10/21/27	7,297,404
7,600,000		Bank of America Corp		3.593	07/21/28	7,660,371
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	3,393,859
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		3.250	09/08/24	1,523,974
1,700,000		Barclays plc		3.650	03/16/25	1,703,732
2,050,000	g	BNP Paribas S.A.		3.800	01/10/24	2,130,271
1,025,000	g	BPCE S.A.		3.000	05/22/22	1,030,335
650,000		Branch Banking & Trust Co		2.300	10/15/18	653,581
2,550,000		Capital One Bank USA NA		2.950	07/23/21	2,583,504
3,075,000		Capital One Bank USA NA		2.650	08/08/22	3,054,931
1,068,000		Capital One Bank USA NA		3.375	02/15/23	1,083,486
10,975,000		Citigroup, Inc		3.200	10/21/26	10,812,849
6,800,000		Citigroup, Inc		3.668	07/24/28	6,850,498
2,225,000		Citizens Bank NA		2.650	05/26/22	2,224,875
2,050,000		Compass Bank		2.875	06/29/22	2,039,659
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/09/22	$393,434
3,350,000		Cooperatieve Rabobank UA	2.500	01/19/21	3,383,843
6,925,000		Cooperatieve Rabobank UA	3.750	07/21/26	7,022,904
835,000	g	Cooperatieve Rabobank UA	11.000	12/30/49	943,550
1,250,000	g	Credit Agricole S.A.	2.500	04/15/19	1,261,584
1,425,000	g	Credit Agricole S.A.	2.375	07/01/21	1,424,517
2,425,000	g	Credit Agricole S.A.	3.250	10/04/24	2,427,151
1,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	1,001,215
1,000,000		Discover Bank	3.200	08/09/21	1,019,992
650,000		Discover Bank	3.450	07/27/26	638,690
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,390,167
4,625,000		HSBC Holdings plc	2.650	01/05/22	4,634,097
4,125,000		HSBC Holdings plc	3.262	03/13/23	4,209,117
1,250,000		HSBC Holdings plc	3.900	05/25/26	1,307,722
2,300,000		HSBC Holdings plc	4.375	11/23/26	2,397,879
2,025,000		HSBC Holdings plc	4.041	03/13/28	2,113,828
1,025,000		HSBC Holdings plc	6.000	12/30/49	1,072,048
4,100,000		Huntington National Bank	2.500	08/07/22	4,075,783
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,863,630
8,550,000		JPMorgan Chase & Co	2.295	08/15/21	8,541,402
3,425,000		JPMorgan Chase & Co	2.776	04/25/23	3,442,600
5,250,000		JPMorgan Chase & Co	3.200	06/15/26	5,209,348
3,975,000		JPMorgan Chase & Co	2.950	10/01/26	3,888,710
1,825,000		JPMorgan Chase & Co	3.882	07/24/38	1,836,062
750,000		JPMorgan Chase & Co	5.150	12/30/49	778,125
2,945,000		KeyBank NA	2.500	12/15/19	2,978,852
2,250,000		KeyBank NA	2.300	09/14/22	2,228,809
875,000		Lloyds Banking Group plc	3.000	01/11/22	882,007
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	907,109
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,552,127
3,000,000		Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	2,986,025
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	4,202,961
3,500,000		National Australia Bank Ltd	2.500	07/12/26	3,328,439
2,075,000		PNC Bank NA	2.200	01/28/19	2,085,839
2,425,000		PNC Bank NA	2.250	07/02/19	2,442,888
4,150,000		PNC Bank NA	2.600	07/21/20	4,212,315
1,750,000		PNC Bank NA	2.700	11/01/22	1,762,350
3,050,000		PNC Bank NA	2.950	01/30/23	3,085,593
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,578,299
1,525,000	g	Santander Holdings USA, Inc	4.400	07/13/27	1,556,282
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,647,084
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,032,009
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,713,307
900,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	932,757
8,150,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	8,107,224
1,675,000		SunTrust Banks, Inc	2.900	03/03/21	1,703,438
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,069,680
875,000		Synchrony Bank	3.000	06/15/22	872,580
2,100,000	g	TC Ziraat Bankasi AS.	5.125	09/29/23	2,100,000
5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,350,000		Toronto-Dominion Bank		1.850%	09/11/20	$3,335,487
1,300,000		Toronto-Dominion Bank		3.625	09/15/31	1,293,706
2,500,000	g	Turkiye Garanti Bankasi AS.		6.125	05/24/27	2,503,625
1,550,000		UnionBanCal Corp		3.500	06/18/22	1,601,295
4,135,000		US Bank NA		2.800	01/27/25	4,107,091
5,100,000		Westpac Banking Corp		4.322	11/23/31	5,237,670
1,200,000		Westpac Banking Corp		5.000	12/30/49	1,198,362
2,400,000	g	Yapi ve Kredi Bankasi AS.		5.850	06/21/24	2,415,125
		TOTAL BANKS				230,038,002

CAPITAL GOODS - 1.1%
2,000,000	g	Adani Ports & Special Economic Zone Ltd		3.950	01/19/22	2,052,318
1,425,000		Air Lease Corp		3.875	04/01/21	1,487,974
225,000	g	Cloud Crane LLC		10.125	08/01/24	249,750
675,000		Eaton Corp		4.000	11/02/32	701,195
1,650,000		Embraer Netherlands Finance BV		5.400	02/01/27	1,786,950
415,000		General Electric Co		5.250	12/06/17	417,896
525,000		Ingersoll-Rand Luxembourg Finance S.A.		4.650	11/01/44	570,533
2,075,000		Lockheed Martin Corp		2.500	11/23/20	2,105,578
1,275,000		Lockheed Martin Corp		3.550	01/15/26	1,319,211
200,000		Manitowoc Foodservice, Inc		9.500	02/15/24	229,750
1,625,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	1,635,246
2,503,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	2,562,138
2,200,000	g	Myriad International Holdings BV		4.850	07/06/27	2,274,367
3,025,000	g	Parker-Hannifin Corp		3.250	03/01/27	3,045,943
1,250,000		Rockwell Automation, Inc		2.050	03/01/20	1,244,759
2,775,000		Rockwell Collins, Inc		3.500	03/15/27	2,828,106
2,125,000		Roper Technologies, Inc		3.800	12/15/26	2,186,504
6,200,000	g	Siemens Financieringsmaatschappij NV		1.700	09/15/21	6,088,902
6,200,000	g	Siemens Financieringsmaatschappij NV		2.350	10/15/26	5,862,473
790,000	g	Stena AB		7.000	02/01/24	756,425
950,000		Textron, Inc		3.875	03/01/25	985,084
2,775,000		Timken Co		3.875	09/01/24	2,801,388
1,945,000	g	TSMC Global Ltd		1.625	04/03/18	1,941,646
4,875,000		United Technologies Corp		3.750	11/01/46	4,698,185
		TOTAL CAPITAL GOODS				49,832,321

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
225,000		AECOM		5.750	10/15/22	234,450
575,000		AECOM		5.875	10/15/24	636,927
375,000		Clean Harbors, Inc		5.125	06/01/21	380,974
225,000	g	Herc Rentals, Inc		7.750	06/01/24	244,125
400,000	g	KAR Auction Services, Inc		5.125	06/01/25	416,000
2,000,000	g,i	Nakama Re Ltd	LIBOR 6 M + 2.200%	3.706	10/13/21	2,032,800
1,495,000		Republic Services, Inc		3.800	05/15/18	1,513,768
3,400,000		Republic Services, Inc		3.550	06/01/22	3,543,525
1,700,000		Republic Services, Inc		3.200	03/15/25	1,713,060
2,225,000		Republic Services, Inc		2.900	07/01/26	2,178,618
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	105,750
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$650,000		United Rentals North America, Inc	5.500%	07/15/25	$697,905
1,200,000		United Rentals North America, Inc	4.875	01/15/28	1,204,500
2,000,000		Visa, Inc	3.650	09/15/47	1,981,683
1,800,000		Waste Management, Inc	2.900	09/15/22	1,830,924
475,000		Waste Management, Inc	2.400	05/15/23	469,348
500,000		Waste Management, Inc	3.900	03/01/35	517,046
550,000		Waste Management, Inc	4.100	03/01/45	580,746
200,000	g	XPO Logistics, Inc	6.500	06/15/22	210,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			20,492,149

CONSUMER DURABLES & APPAREL - 0.2%
500,000		Lennar Corp	4.750	04/01/21	526,250
450,000		Lennar Corp	4.500	04/30/24	463,401
1,900,000		Newell Rubbermaid, Inc	3.150	04/01/21	1,943,361
3,100,000		Newell Rubbermaid, Inc	4.200	04/01/26	3,263,201
200,000		PulteGroup, Inc	5.500	03/01/26	218,080
1,100,000		PVH Corp	4.500	12/15/22	1,124,750
940,000		Standard Pacific Corp	5.875	11/15/24	1,026,950
500,000		Whirlpool Corp	3.700	03/01/23	518,754
		TOTAL CONSUMER DURABLES & APPAREL			9,084,747

CONSUMER SERVICES - 0.4%
650,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	652,438
250,000		ADT Corp	6.250	10/15/21	277,188
1,175,000	g	Aramark Services, Inc	5.000	04/01/25	1,257,250
300,000		Aramark Services, Inc	4.750	06/01/26	315,870
200,000		Boyd Gaming Corp	6.375	04/01/26	218,250
1,200,000	g	Cott Holdings, Inc	5.500	04/01/25	1,248,600
4,000,000		George Washington University	3.545	09/15/46	3,782,817
200,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	204,000
750,000		Hilton Worldwide Finance LLC	4.625	04/01/25	772,500
500,000	g	International Game Technology	6.500	02/15/25	561,875
480,000	g	KFC Holding Co	4.750	06/01/27	494,400
1,600,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	1,765,696
700,000	g	ServiceMaster Co LLC	5.125	11/15/24	719,250
600,000		Speedway Motorsports, Inc	5.125	02/01/23	619,500
1,600,000		Trustees of Dartmouth College	3.474	06/01/46	1,583,306
		TOTAL CONSUMER SERVICES			14,472,940

DIVERSIFIED FINANCIALS - 3.9%
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	647,266
1,400,000		Aircastle Ltd	4.125	05/01/24	1,449,000
3,375,000		American Express Co	2.500	08/01/22	3,370,106
1,025,000		American Express Credit Corp	2.700	03/03/22	1,036,909
3,075,000		American Express Credit Corp	3.300	05/03/27	3,102,741
580,000		Bank of New York Mellon Corp	5.450	05/15/19	612,763
2,575,000		Bank of New York Mellon Corp	2.500	04/15/21	2,600,164
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,539,296
1,775,000	g	Bayer US Finance LLC	3.375	10/08/24	1,806,633
455,000	g	BBVA Bancomer S.A.	5.350	11/12/29	461,825
3,075,000		Berkshire Hathaway, Inc	3.125	03/15/26	3,108,683
3,075,000		Capital One Financial Corp	3.750	03/09/27	3,107,494
1,475,000		Credit Suisse	2.300	05/28/19	1,484,829
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	g	Credit Suisse Group AG.	2.997%	12/14/23	$2,491,776
2,475,000	g	Credit Suisse Group AG.	4.282	01/09/28	2,577,423
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,087,447
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,680,142
8,225,000	g	Daimler Finance North America LLC	2.200	10/30/21	8,131,050
2,300,000	g	EDP Finance BV	3.625	07/15/24	2,318,883
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,327,191
4,100,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,181,669
2,600,000		Ford Motor Credit Co LLC	3.339	03/28/22	2,641,356
3,325,000		Ford Motor Credit Co LLC	4.134	08/04/25	3,414,398
10,313,000		GE Capital International Funding Co	2.342	11/15/20	10,410,804
825,000		GE Capital International Funding Co	4.418	11/15/35	899,258
232,000		General Electric Capital Corp	6.875	01/10/39	339,813
2,050,000		General Motors Financial Co, Inc	3.950	04/13/24	2,098,820
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,716,085
1,150,000		Goldman Sachs Group, Inc	3.691	06/05/28	1,159,593
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	671,148
2,985,000		Goldman Sachs Group, Inc	4.750	10/21/45	3,329,786
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,185,000
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,551,806
2,000,000		ICICI Bank Ltd	3.125	08/12/20	2,018,740
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,126,867
350,000		Legg Mason, Inc	2.700	07/15/19	354,100
475,000		Legg Mason, Inc	3.950	07/15/24	486,555
250,000	g	Lincoln Finance Ltd	7.375	04/15/21	263,125
2,650,000		Morgan Stanley	1.875	01/05/18	2,652,604
2,800,000		Morgan Stanley	2.750	05/19/22	2,810,550
5,475,000		Morgan Stanley	3.700	10/23/24	5,670,072
6,075,000		Morgan Stanley	3.125	07/27/26	5,956,322
5,225,000		Morgan Stanley	3.625	01/20/27	5,297,694
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	616,226
135,000		Navient Corp	6.625	07/26/21	144,450
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,503,981
2,075,000		ORIX Corp	2.900	07/18/22	2,082,251
2,050,000		Raymond James Financial, Inc	4.950	07/15/46	2,203,353
8,500,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	8,375,975
2,075,000		TD Ameritrade Holding Corp	3.300	04/01/27	2,095,268
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,675,561
5,925,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	5,899,745
3,075,000		Unilever Capital Corp	2.900	05/05/27	3,036,210
3,000,000		Wells Fargo & Co	2.100	07/26/21	2,971,508
9,075,000		Wells Fargo & Co	2.625	07/22/22	9,089,905
6,850,000		Wells Fargo & Co	3.069	01/24/23	6,965,462
3,300,000		Wells Fargo & Co	3.584	05/22/28	3,341,148
		TOTAL DIVERSIFIED FINANCIALS			172,178,829

ENERGY - 2.7%
875,000		AmeriGas Partners LP	5.625	05/20/24	922,031
1,075,000		AmeriGas Partners LP	5.875	08/20/26	1,118,000
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,285,556
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,048,066
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,429,263
8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,200,000		BP Capital Markets plc	2.520%	09/19/22	$1,200,856
3,000,000		BP Capital Markets plc	3.588	04/14/27	3,084,927
2,050,000		BP Capital Markets plc	3.279	09/19/27	2,046,056
74,000	†,g	California Resources Corp	8.000	12/15/22	48,100
58,000	†	California Resources Corp	6.000	11/15/24	26,390
275,000		Calumet Specialty Products Partners LP	6.500	04/15/21	268,641
3,000,000		Canadian Natural Resources Ltd	3.850	06/01/27	3,030,268
2,050,000	g	Cenovus Energy, Inc	5.400	06/15/47	2,054,611
90,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	102,262
750,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	807,187
1,125,000		Crestwood Midstream Partners LP	5.750	04/01/25	1,148,906
2,000,000		Devon Energy Corp	4.750	05/15/42	2,023,730
378,000		Dynegy, Inc	6.750	11/01/19	391,230
1,000,000		Ecopetrol S.A.	5.375	06/26/26	1,065,000
3,350,000		EnCana Corp	3.900	11/15/21	3,451,342
1,175,000		EnLink Midstream Partners LP	4.850	07/15/26	1,229,048
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,283,312
900,000		Enterprise Products Operating LLC	4.450	02/15/43	924,697
950,000		Enterprise Products Operating LLC	4.850	03/15/44	1,019,432
3,808,000		Enterprise Products Operating LLC	7.034	01/15/68	3,846,080
675,000	†	EP Energy LLC	6.375	06/15/23	416,812
3,025,000		EQT Corp	3.900	10/01/27	3,024,201
1,425,000		Exterran Partners LP	6.000	10/01/22	1,385,812
50,000		Exxon Mobil Corp	2.222	03/01/21	50,367
550,000		Ferrellgas Partners LP	6.750	01/15/22	533,500
1,100,000		Genesis Energy LP	6.500	10/01/25	1,087,625
1,075,000		Hess Corp	4.300	04/01/27	1,069,592
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,565,743
775,000		Kinder Morgan, Inc	9.000	02/01/19	841,845
535,000		Kinder Morgan, Inc	5.300	12/01/34	558,327
1,250,000		Kinder Morgan, Inc	5.400	09/01/44	1,298,845
1,000,000		Magellan Midstream Partners LP	4.200	10/03/47	982,149
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,249,752
1,000,000		Marathon Oil Corp	5.200	06/01/45	1,006,517
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	994,266
125,000		Murphy Oil Corp	6.875	08/15/24	133,280
200,000		Murphy Oil USA, Inc	5.625	05/01/27	215,000
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,281,000
125,000	g	NGPL PipeCo LLC	4.375	08/15/22	129,687
518,000		Noble Energy, Inc	5.625	05/01/21	533,540
300,000		Noble Energy, Inc	3.900	11/15/24	307,030
3,000,000		Noble Energy, Inc	3.850	01/15/28	3,004,586
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,152,948
700,000		ONE Gas, Inc	3.610	02/01/24	727,963
500,000	m	Peabody Energy Corp	6.000	11/15/18	0
2,925,000	g	Pertamina Persero PT	4.300	05/20/23	3,065,625
3,320,000		Petrobras Global Finance BV	6.125	01/17/22	3,569,000
1,167,000	g	Petrobras Global Finance BV	5.999	01/27/28	1,167,000
600,000		Petrobras Global Finance BV	7.250	03/17/44	624,750
1,500,000		Petroleos Mexicanos	3.500	07/23/20	1,531,500
2,050,000		Petroleos Mexicanos	6.375	02/04/21	2,245,796
2,050,000		Petroleos Mexicanos	3.500	01/30/23	2,019,250
800,000		Petroleos Mexicanos	4.250	01/15/25	795,360
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,050,000	g	Petroleos Mexicanos	6.500%	03/13/27	$1,165,763
1,075,000		Petroleos Mexicanos	5.625	01/23/46	999,750
1,500,000		Phillips 66	4.875	11/15/44	1,633,849
615,000		Pioneer Natural Resources Co	7.500	01/15/20	684,307
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,172,314
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,785,252
2,000,000		Plains All American Pipeline LP	4.500	12/15/26	2,029,023
1,000,000		QEP Resources, Inc	5.375	10/01/22	982,500
468,000		Questar Market Resources, Inc	6.875	03/01/21	492,570
1,000,000	g	Range Resources Corp	5.750	06/01/21	1,040,000
450,000		Regency Energy Partners LP	4.500	11/01/23	471,406
2,125,000	g	Reliance Holdings USA	5.400	02/14/22	2,334,330
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	562,231
3,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	3,148,824
1,325,000		Shell International Finance BV	3.250	05/11/25	1,356,359
1,750,000		Shell International Finance BV	4.000	05/10/46	1,768,822
2,000,000		Southwestern Energy Co	4.100	03/15/22	1,930,000
675,000		Statoil ASA	1.200	01/17/18	674,615
1,700,000		Statoil ASA	2.450	01/17/23	1,696,323
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,966,721
1,600,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	1,598,081
125,000		Targa Resources Partners LP	5.125	02/01/25	128,713
90,000		Tesoro Logistics LP	6.125	10/15/21	92,813
90,000		Tesoro Logistics LP	6.375	05/01/24	97,650
550,000		Tesoro Logistics LP	5.250	01/15/25	589,188
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	1,075,682
2,000,000	g	Tullow Oil plc	6.250	04/15/22	1,945,000
1,000,000		Vale Overseas Ltd	6.250	08/10/26	1,137,500
480,000		Vale Overseas Ltd	6.875	11/21/36	549,600
500,000		WPX Energy, Inc	6.000	01/15/22	516,875
2,100,000	g	YPF S.A.	6.950	07/21/27	2,226,000
		TOTAL ENERGY			118,275,720

FOOD & STAPLES RETAILING - 0.4%
1,375,000	g	Adecoagro S.A.	6.000	09/21/27	1,368,812
255,000		Albertsons Cos LLC	6.625	06/15/24	237,469
2,300,000	g	Cencosud S.A.	4.375	07/17/27	2,310,350
3,784,000		CVS Health Corp	3.875	07/20/25	3,945,377
4,100,000		CVS Health Corp	2.875	06/01/26	3,959,276
790,000	†,g	Fresh Market, Inc	9.750	05/01/23	481,900
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,564,000
1,750,000		Kroger Co	3.700	08/01/27	1,731,324
1,500,000		SYSCO Corp	3.250	07/15/27	1,494,665
1,000,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	1,032,956
1,350,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,344,948
		TOTAL FOOD & STAPLES RETAILING			19,471,077

FOOD, BEVERAGE & TOBACCO - 0.8%
1,500,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,467,400
3,350,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	3,403,581
1,575,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,632,397
1,075,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	1,111,685
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,461,604
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,225,000		Anheuser-Busch InBev Worldwide, Inc	4.950%	01/15/42	$3,650,332
4,100,000	g	BAT Capital Corp	3.557	08/15/27	4,112,476
3,050,000		Constellation Brands, Inc	6.000	05/01/22	3,486,451
2,000,000	g	Cosan Ltd	5.950	09/20/24	2,048,000
2,675,000	g	Heineken NV	3.500	01/29/28	2,728,836
1,150,000	g	Heineken NV	4.350	03/29/47	1,217,038
86,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	89,655
100,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	105,000
900,000		Mead Johnson Nutrition Co	3.000	11/15/20	924,437
4,475,000		PepsiCo, Inc	3.450	10/06/46	4,255,130
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,584,212
200,000		Philip Morris International, Inc	6.375	05/16/38	266,304
100,000	g	TreeHouse Foods, Inc	6.000	02/15/24	106,875
2,000,000		Tyson Foods, Inc	3.550	06/02/27	2,022,117
		TOTAL FOOD, BEVERAGE & TOBACCO			35,673,530

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
5,350,000		Becton Dickinson and Co	3.700	06/06/27	5,391,954
4,275,000		Cardinal Health, Inc	3.410	06/15/27	4,287,769
500,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	509,375
775,000		CHS/Community Health Systems	6.250	03/31/23	765,313
750,000		Covidien International Finance S.A.	3.200	06/15/22	773,451
4,500,000		Express Scripts Holding Co	3.400	03/01/27	4,434,362
2,200,000		HCA, Inc	6.500	02/15/20	2,395,250
500,000		HCA, Inc	4.500	02/15/27	511,250
195,000		LifePoint Health, Inc	5.375	05/01/24	202,556
4,725,000		Medtronic, Inc	4.625	03/15/45	5,374,757
700,000	g	New Amethyst Corp	6.250	12/01/24	751,625
1,100,000	g	Tenet Healthcare Corp	4.625	07/15/24	1,087,625
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	528,541
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,524,894
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	839,386
2,225,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	2,176,724
1,575,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	1,549,790
2,050,000		Thermo Fisher Scientific, Inc	4.100	08/15/47	2,054,106
1,470,000		Zimmer Holdings, Inc	3.550	04/01/25	1,483,776
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			36,642,504

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
800,000		Ecolab, Inc	1.450	12/08/17	799,831
400,000		Ecolab, Inc	2.700	11/01/26	384,174
375,000		Ecolab, Inc	3.700	11/01/46	354,037
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,538,042

INSURANCE - 1.4%
3,900,000		ACE INA Holdings, Inc	2.875	11/03/22	3,970,829
750,000		Aetna, Inc	1.500	11/15/17	749,902
285,000		Aetna, Inc	6.625	06/15/36	386,119
1,700,000		Allstate Corp	3.280	12/15/26	1,730,079
2,400,000		Allstate Corp	5.750	08/15/53	2,634,000
975,000		American Financial Group, Inc	3.500	08/15/26	975,459
1,675,000		American International Group, Inc	2.300	07/16/19	1,683,159
5,800,000		American International Group, Inc	3.300	03/01/21	5,974,909
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$665,000		Aon plc		3.500%	06/14/24	$685,155
2,550,000		Aon plc		3.875	12/15/25	2,682,742
1,800,000		Children’s Hospital Medic		4.268	05/15/44	1,914,498
235,000		Cigna Corp		5.125	06/15/20	252,692
2,000,000		Cigna Corp		4.500	03/15/21	2,130,301
1,100,000		CNA Financial Corp		3.950	05/15/24	1,146,184
975,000		CNA Financial Corp		3.450	08/15/27	966,907
7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 2.000%	3.049	07/13/20	7,533,750
2,300,000	g	Five Corners Funding Trust		4.419	11/15/23	2,490,686
350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	362,445
1,875,000		Humana, Inc		3.950	03/15/27	1,960,136
1,050,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	1,121,125
1,400,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,451,265
1,000,000		Mercury General Corp		4.400	03/15/27	1,028,206
1,775,000		MetLife, Inc		3.600	11/13/25	1,844,862
630,000		Prudential Financial, Inc		7.375	06/15/19	686,961
1,190,000	g	Prudential Funding LLC		6.750	09/15/23	1,411,817
615,000		Travelers Cos, Inc		5.800	05/15/18	631,118
1,500,000		Travelers Cos, Inc		4.000	05/30/47	1,552,945
1,625,000		UnitedHealth Group, Inc		3.750	07/15/25	1,723,842
1,500,000		UnitedHealth Group, Inc		3.100	03/15/26	1,516,941
2,875,000		UnitedHealth Group, Inc		3.450	01/15/27	2,974,445
800,000		UnitedHealth Group, Inc		4.250	04/15/47	862,932
3,000,000		WellPoint, Inc		3.125	05/15/22	3,062,723
410,000		WR Berkley Corp		5.375	09/15/20	442,329
		TOTAL INSURANCE				60,541,463

MATERIALS - 1.5%
925,000		Agrium, Inc		3.375	03/15/25	930,322
900,000		Agrium, Inc		4.125	03/15/35	913,953
6,375,000	g	Air Liquide Finance S.A.		1.750	09/27/21	6,231,231
1,050,000		Albemarle Corp		5.450	12/01/44	1,216,971
100,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	110,750
100,000	g	Alcoa Nederland Holding BV		7.000	09/30/26	113,250
375,000		Barrick Gold Corp		3.850	04/01/22	397,767
250,000		Berry Plastics Corp		6.000	10/15/22	265,312
975,000		BHP Billiton Finance USA Ltd		5.000	09/30/43	1,152,270
450,000		Blue Cube Spinco, Inc		9.750	10/15/23	546,750
235,000		Blue Cube Spinco, Inc		10.000	10/15/25	286,994
1,000,000	g	Cemex SAB de C.V.		7.750	04/16/26	1,149,000
800,000		Corning, Inc		1.450	11/15/17	799,581
2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO		4.500	09/16/25	2,140,251
1,750,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	1,744,977
1,025,000	g	CRH America Finance, Inc		3.400	05/09/27	1,029,219
865,000		Crown Americas LLC		4.500	01/15/23	910,412
335,000		Eastman Chemical Co		5.500	11/15/19	357,856
2,000,000	g	Equate Petrochemical BV		3.000	03/03/22	1,982,954
150,000	g	FMG Resources August 2006 Pty Ltd		4.750	05/15/22	151,875
325,000	g	GCP Applied Technologies, Inc		9.500	02/01/23	367,250
1,000,000	g	Georgia-Pacific LLC		3.600	03/01/25	1,033,021
850,000	g	Glencore Funding LLC		4.625	04/29/24	900,504
2,125,000	g	Glencore Funding LLC		4.000	03/27/27	2,136,987
2,000,000	g	Grupo Cementos de Chihuahua SAB de C.V.		5.250	06/23/24	2,080,000
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$950,000		Hexion US Finance Corp	6.625%	04/15/20	$850,250
3,100,000		International Paper Co	3.000	02/15/27	3,010,170
500,000		International Paper Co	4.400	08/15/47	505,453
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,163,759
1,800,000	g	Klabin Finance S.A.	4.875	09/19/27	1,786,320
1,025,000		LYB International Finance II BV	3.500	03/02/27	1,019,065
950,000		Newmont Mining Corp	3.500	03/15/22	982,349
2,000,000		Newmont Mining Corp	4.875	03/15/42	2,138,605
1,000,000	g	Nova Chemicals Corp	4.875	06/01/24	1,012,500
950,000		Nucor Corp	4.000	08/01/23	1,007,169
475,000		Nucor Corp	5.200	08/01/43	552,464
1,025,000		Olin Corp	5.125	09/15/27	1,071,125
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	795,600
3,950,000		Packaging Corp of America	3.650	09/15/24	4,024,086
1,125,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	1,142,949
3,045,000		Rock Tenn Co	3.500	03/01/20	3,119,398
845,000	g	Sealed Air Corp	5.250	04/01/23	910,488
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,533,762
1,450,000		Sherwin-Williams Co	3.450	06/01/27	1,456,136
550,000		Sherwin-Williams Co	4.500	06/01/47	575,276
300,000		Steel Dynamics, Inc	5.125	10/01/21	308,625
2,000,000	g	Suzano Austria GmbH	5.750	07/14/26	2,148,600
520,000		Teck Resources Ltd	3.750	02/01/23	526,604
335,000	g	Univar, Inc	6.750	07/15/23	350,913
1,050,000		Vulcan Materials Co	3.900	04/01/27	1,073,625
		TOTAL MATERIALS			63,014,748

MEDIA - 1.2%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,585,302
110,000		21st Century Fox America, Inc	7.625	11/30/28	145,254
85,000		21st Century Fox America, Inc	6.550	03/15/33	107,645
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,794,174
900,000		AMC Entertainment, Inc	5.875	02/15/22	906,750
125,000		AMC Networks, Inc	4.750	08/01/25	126,250
1,700,000		CBS Corp	2.300	08/15/19	1,709,100
1,100,000		CBS Corp	2.900	01/15/27	1,039,648
800,000		CBS Corp	3.375	02/15/28	779,586
500,000	g	CBS Radio, Inc	7.250	11/01/24	533,750
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	1,061,250
1,275,000		Charter Communications Operating LLC	3.579	07/23/20	1,308,655
3,380,000		Charter Communications Operating LLC	4.464	07/23/22	3,569,571
6,425,000		Charter Communications Operating LLC	4.908	07/23/25	6,866,095
1,175,000		Cinemark USA, Inc	4.875	06/01/23	1,186,750
4,525,000		Comcast Corp	3.200	07/15/36	4,245,094
285,000	g	CSC Holdings LLC	5.500	04/15/27	296,400
1,250,000		Discovery Communications LLC	2.950	03/20/23	1,250,978
1,750,000		Discovery Communications LLC	3.950	03/20/28	1,745,182
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	639,688
125,000	g	EW Scripps Co	5.125	05/15/25	127,500
90,000	g	Gannett Co, Inc	4.875	09/15/21	92,250
150,000	g	Gannett Co, Inc	5.500	09/15/24	157,875
550,000	g	Gray Television, Inc	5.875	07/15/26	566,500
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$725,000	g	LG FinanceCo Corp	5.875%	11/01/24	$761,250
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,376,102
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,479,768
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,193,904
125,000	g	Nielsen Finance LLC	5.000	04/15/22	129,531
750,000		Outfront Media Capital LLC	5.250	02/15/22	775,312
500,000	g	Sirius XM Radio, Inc	3.875	08/01/22	511,350
500,000	g	Sirius XM Radio, Inc	5.375	07/15/26	526,250
250,000		Time Warner Cable, Inc	5.875	11/15/40	274,211
4,350,000		Time Warner, Inc	2.100	06/01/19	4,356,729
1,000,000		Time Warner, Inc	3.600	07/15/25	1,003,219
3,400,000		Time Warner, Inc	3.800	02/15/27	3,400,401
125,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	131,406
		TOTAL MEDIA			50,760,680

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
925,000		Abbott Laboratories	3.875	09/15/25	955,659
10,750,000		Abbott Laboratories	3.750	11/30/26	11,026,120
1,200,000		Abbott Laboratories	5.300	05/27/40	1,352,298
4,325,000		AbbVie, Inc	2.500	05/14/20	4,376,170
6,200,000		AbbVie, Inc	3.200	05/14/26	6,210,104
6,825,000		Actavis Funding SCS	3.800	03/15/25	7,085,437
3,000,000		Actavis Funding SCS	4.550	03/15/35	3,199,337
2,750,000		Amgen, Inc	1.850	08/19/21	2,701,684
4,550,000		Amgen, Inc	2.600	08/19/26	4,319,705
1,775,000		AstraZeneca plc	3.125	06/12/27	1,753,265
1,050,000		Celgene Corp	3.625	05/15/24	1,093,542
2,850,000		Celgene Corp	3.875	08/15/25	3,006,018
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,778,133
1,175,000		Gilead Sciences, Inc	4.150	03/01/47	1,210,184
2,950,000		Johnson & Johnson	2.950	03/03/27	2,991,333
1,175,000		Johnson & Johnson	3.625	03/03/37	1,225,770
1,000,000		Mylan NV	3.750	12/15/20	1,036,596
1,075,000		Mylan NV	3.950	06/15/26	1,094,043
3,050,000		Novartis Capital Corp	3.000	11/20/25	3,112,730
3,475,000		Novartis Capital Corp	3.100	05/17/27	3,532,270
3,000,000		Perrigo Finance plc	3.900	12/15/24	3,064,520
478,000		Perrigo Finance plc	4.900	12/15/44	484,207
3,825,000		Pfizer, Inc	4.125	12/15/46	4,081,949
4,875,000	g	Roche Holdings, Inc	2.375	01/28/27	4,627,225
5,850,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	5,390,970
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			83,709,269

REAL ESTATE - 1.2%
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	459,167
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	687,173
2,525,000		American Tower Corp	3.300	02/15/21	2,586,758
600,000		American Tower Corp	4.400	02/15/26	634,294
1,200,000		American Tower Corp	3.550	07/15/27	1,191,773
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,129,474
1,100,000		Brixmor Operating Partnership LP	3.875	08/15/22	1,133,009
1,400,000		Brixmor Operating Partnership LP	3.650	06/15/24	1,392,490
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,225,000		Brixmor Operating Partnership LP	3.850%	02/01/25	$2,225,736
700,000		Brixmor Operating Partnership LP	4.125	06/15/26	705,578
630,000		Camden Property Trust	4.625	06/15/21	670,429
1,650,000		Camden Property Trust	2.950	12/15/22	1,647,879
2,600,000		Crown Castle International Corp	2.250	09/01/21	2,563,484
980,000		Crown Castle International Corp	4.875	04/15/22	1,066,504
1,200,000		Crown Castle International Corp	3.650	09/01/27	1,198,810
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,053,242
750,000		DDR Corp	3.625	02/01/25	728,880
975,000		DDR Corp	4.250	02/01/26	977,531
1,000,000		DDR Corp	4.700	06/01/27	1,029,819
950,000		Digital Realty Trust LP	3.700	08/15/27	959,298
425,000		Duke Realty LP	3.250	06/30/26	420,114
600,000		Equity One, Inc	3.750	11/15/22	618,144
850,000		Essex Portfolio LP	3.375	01/15/23	864,534
1,375,000		Federal Realty Investment Trust	3.250	07/15/27	1,354,692
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	548,306
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	330,367
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,688,036
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	847,540
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	691,423
1,625,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,589,539
600,000		Highwoods Realty LP	3.875	03/01/27	605,055
450,000		Host Hotels & Resorts LP	4.500	02/01/26	473,243
675,000		Kimco Realty Corp	3.400	11/01/22	694,834
1,400,000		Liberty Property LP	3.250	10/01/26	1,367,615
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,272,012
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,236,782
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,090,763
1,150,000		Mid-America Apartments LP	3.600	06/01/27	1,154,387
575,000		National Retail Properties, Inc	3.800	10/15/22	597,288
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,089,996
625,000		National Retail Properties, Inc	4.000	11/15/25	640,587
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,830,958
1,100,000		Regency Centers LP	3.900	11/01/25	1,125,389
1,950,000		Regency Centers LP	3.600	02/01/27	1,946,397
400,000		Weingarten Realty Investors	3.375	10/15/22	407,066
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,888,086
475,000		Weingarten Realty Investors	4.450	01/15/24	498,750
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,036,693
700,000		Weingarten Realty Investors	3.250	08/15/26	670,070
1,050,000		Welltower, Inc	4.000	06/01/25	1,094,272
		TOTAL REAL ESTATE			53,714,266

RETAILING - 0.9%
200,000	g	Argos Merger Sub, Inc	7.125	03/15/23	156,060
175,000		Asbury Automotive Group, Inc	6.000	12/15/24	182,875
1,667,000		AutoNation, Inc	5.500	02/01/20	1,780,159
3,200,000		AutoZone, Inc	2.500	04/15/21	3,197,690
145,000		Dollar Tree, Inc	5.750	03/01/23	152,917
2,050,000		Enable Midstream Partners LP	4.400	03/15/27	2,084,239
2,175,000		Home Depot, Inc	2.000	04/01/21	2,175,752
2,175,000		Home Depot, Inc	3.350	09/15/25	2,248,872
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,275,000		Home Depot, Inc	3.000%	04/01/26	$1,278,950
1,625,000		Home Depot, Inc	3.500	09/15/56	1,497,347
400,000	g	JC Penney Corp, Inc	5.875	07/01/23	404,000
625,000		L Brands, Inc	6.875	11/01/35	609,375
625,000		L Brands, Inc	6.750	07/01/36	604,562
250,000	g	Lithia Motors, Inc	5.250	08/01/25	259,688
3,950,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	3,397,756
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	590,550
6,215,000		O’Reilly Automotive, Inc	3.550	03/15/26	6,227,088
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,172,620
715,000		Penske Automotive Group, Inc	5.500	05/15/26	739,239
2,475,000		Priceline Group, Inc	3.550	03/15/28	2,475,725
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,248,272
450,000	g	Rolls-Royce plc	3.625	10/14/25	465,260
2,975,000		Target Corp	2.500	04/15/26	2,852,619
2,900,000		Target Corp	3.625	04/15/46	2,726,898
		TOTAL RETAILING			39,528,513

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
5,125,000		Intel Corp	3.150	05/11/27	5,200,885
2,050,000		Intel Corp	4.100	05/11/47	2,171,807
1,100,000		Maxim Integrated Products, Inc	3.450	06/15/27	1,106,156
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,097,881
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			9,576,729

SOFTWARE & SERVICES - 0.8%
2,325,000		Activision Blizzard Inc	2.300	09/15/21	2,311,301
2,425,000		Activision Blizzard Inc	3.400	09/15/26	2,452,388
2,000,000		Baidu, Inc	2.875	07/06/22	2,005,310
1,395,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,452,362
500,000	g	First Data Corp	7.000	12/01/23	533,900
400,000	g	IMS Health, Inc	5.000	10/15/26	424,000
14,000,000		Microsoft Corp	2.400	08/08/26	13,565,770
1,200,000		Microsoft Corp	4.100	02/06/37	1,309,608
1,750,000		Microsoft Corp	4.250	02/06/47	1,933,549
325,000		NCR Corp	5.875	12/15/21	335,806
300,000	g	Open Text Corp	5.625	01/15/23	314,250
575,000	g	Open Text Corp	5.875	06/01/26	631,063
3,075,000		Oracle Corp	2.500	05/15/22	3,114,887
150,000	g	Symantec Corp	5.000	04/15/25	156,845
3,025,000		VMware, Inc	2.950	08/21/22	3,035,159
		TOTAL SOFTWARE & SERVICES			33,576,198

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
2,275,000		Amphenol Corp	3.125	09/15/21	2,318,144
6,650,000		Apple, Inc	3.200	05/11/27	6,767,532
1,100,000		Apple, Inc	4.650	02/23/46	1,248,756
5,100,000	g	Broadcom Corp	3.875	01/15/27	5,250,451
10,000,000		Cisco Systems, Inc	1.850	09/20/21	9,895,044
475,000	g	CommScope, Inc	5.000	06/15/21	486,875
725,000	g	CommScope, Inc	5.500	06/15/24	758,531
1,575,000	g	Diamond Finance Corp	3.480	06/01/19	1,605,130
3,375,000	g	Diamond Finance Corp	4.420	06/15/21	3,543,091
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$225,000	g	Diamond Finance Corp	5.875%	06/15/21	$235,220
225,000	g	Diamond Finance Corp	7.125	06/15/24	248,564
3,550,000	g	Diamond Finance Corp	6.020	06/15/26	3,941,036
1,075,000	g	Millicom International Cellular S.A.	5.125	01/15/28	1,084,138
175,000	g	Sensata Technologies BV	5.625	11/01/24	192,719
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,808,638
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,115,022
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	547,348
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			44,046,239

TELECOMMUNICATION SERVICES - 1.3%
2,150,000		AT&T, Inc	4.600	02/15/21	2,283,495
7,750,000		AT&T, Inc	3.400	05/15/25	7,625,999
2,325,000		AT&T, Inc	4.250	03/01/27	2,388,612
4,100,000		AT&T, Inc	3.900	08/14/27	4,104,629
2,300,000		AT&T, Inc	4.500	05/15/35	2,269,759
2,075,000		AT&T, Inc	5.250	03/01/37	2,175,089
4,100,000		AT&T, Inc	4.900	08/14/37	4,148,318
1,175,000		AT&T, Inc	4.750	05/15/46	1,131,308
2,075,000		AT&T, Inc	5.450	03/01/47	2,193,762
4,100,000		AT&T, Inc	5.150	02/14/50	4,131,376
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,579,752
2,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,448,150
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	924,826
500,000		France Telecom S.A.	5.375	01/13/42	586,110
2,000,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	2,071,040
750,000	†,g,q	Oi S.A.	5.750	02/10/22	262,500
675,000		Telefonica Emisiones SAU	4.103	03/08/27	698,071
425,000		T-Mobile USA, Inc	6.375	03/01/25	457,598
2,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	2,043,106
925,000		Verizon Communications, Inc	3.450	03/15/21	961,429
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,217,189
11,097,000		Verizon Communications, Inc	4.272	01/15/36	10,896,727
875,000		Verizon Communications, Inc	4.125	08/15/46	794,962
1,600,000	g	VimpelCom Holdings BV	4.950	06/16/24	1,637,248
		TOTAL TELECOMMUNICATION SERVICES			59,031,055

TRANSPORTATION - 0.9%
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,657,931
2,050,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	2,164,224
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,337,711
3,275,000		CSX Corp	3.800	11/01/46	3,147,366
3,475,000		Delta Air Lines, Inc	3.625	03/15/22	3,570,634
1,400,000		FedEx Corp	3.250	04/01/26	1,417,992
945,000		FedEx Corp	4.750	11/15/45	1,028,565
4,240,000		GATX Corp	2.500	03/15/19	4,266,516
900,000	g	Hertz Corp	7.625	06/01/22	928,125
6,000,000		Kansas City Southern	2.350	05/15/20	5,982,723
1,400,000		Kansas City Southern	4.950	08/15/45	1,557,426
3,000,000		Norfolk Southern Corp	3.150	06/01/27	2,995,864
375,000		Northrop Grumman Corp	1.750	06/01/18	375,449
1,785,000	g	Rumo Luxembourg Sarl	7.375	02/09/24	1,932,263
1,975,000	g	Transnet SOC Ltd	4.000	07/26/22	1,944,190
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,750,000	g	TTX Co	3.600%	01/15/25	$1,792,498
1,175,000		Union Pacific Corp	3.600	09/15/37	1,190,219
		TOTAL TRANSPORTATION			38,289,696

UTILITIES - 4.3%
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	1,002,269
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	1,029,748
485,000		AES Corp	7.375	07/01/21	554,161
500,000		AES Corp	4.875	05/15/23	512,500
2,075,000		AGL Capital Corp	3.875	11/15/25	2,134,352
1,250,000		AGL Capital Corp	4.400	06/01/43	1,280,480
725,000		Alabama Power Co	4.150	08/15/44	763,525
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	2,039,192
1,650,000		American Water Capital Corp	3.000	12/01/26	1,633,326
1,400,000		American Water Capital Corp	4.000	12/01/46	1,438,685
2,275,000		American Water Capital Corp	3.750	09/01/47	2,272,886
500,000	g	APT Pipelines Ltd	4.250	07/15/27	514,195
775,000		Atmos Energy Corp	8.500	03/15/19	847,885
375,000		Atmos Energy Corp	4.125	10/15/44	392,780
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	2,039,782
1,075,000		Black Hills Corp	4.250	11/30/23	1,145,680
850,000		Black Hills Corp	3.150	01/15/27	828,090
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,585,907
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	167,252
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	821,716
1,525,000	g	Cerro del Aguila S.A.	4.125	08/16/27	1,519,357
1,125,000		CMS Energy Corp	3.600	11/15/25	1,149,553
395,000		Commonwealth Edison Co	5.900	03/15/36	500,854
415,000		Connecticut Light & Power Co	5.500	02/01/19	434,550
1,750,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,773,312
2,875,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	2,947,984
1,200,000		Consolidated Edison, Inc	2.000	05/15/21	1,188,007
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,523,953
2,325,000		DTE Electric Co	3.750	08/15/47	2,347,822
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	275,543
3,050,000		Duke Energy Corp	1.800	09/01/21	2,987,669
4,575,000		Duke Energy Corp	2.650	09/01/26	4,373,286
3,125,000		Duke Energy Corp	3.750	09/01/46	3,008,421
6,902,459		Duke Energy Florida Project Finance LLC	1.196	03/01/20	6,847,884
5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,767,577
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	693,421
4,775,000		Energy Transfer Partners LP	4.750	01/15/26	5,024,351
725,000		Energy Transfer Partners LP	5.150	02/01/43	706,806
1,375,000		Energy Transfer Partners LP	5.950	10/01/43	1,471,501
2,225,000		Energy Transfer Partners LP	5.150	03/15/45	2,172,491
1,000,000		Energy Transfer Partners LP	5.300	04/15/47	1,001,731
4,994,000		Entergy Corp	4.000	07/15/22	5,284,497
3,075,000		Entergy Corp	2.950	09/01/26	2,972,496
4,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	4,664,400
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	3,056,157
4,650,000		Fortis, Inc	3.055	10/04/26	4,475,670
630,000		Indiana Michigan Power Co	7.000	03/15/19	674,479
1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,129,827
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$555,000		Integrys Energy Group, Inc	4.170%	11/01/20	$585,449
1,350,000		Interstate Power & Light Co	3.700	09/15/46	1,309,450
195,000	g	Kansas Gas & Electric	6.700	06/15/19	210,043
2,000,000	g	KazMunayGas National Co JSC	3.875	04/19/22	2,017,602
1,900,000	g	KazTransGas JSC	4.375	09/26/27	1,885,826
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,190,342
925,000		MidAmerican Energy Co	4.250	05/01/46	990,150
1,675,000	g	Minejesa Capital BV	4.625	08/10/30	1,707,219
800,000	g	Minejesa Capital BV	5.625	08/10/37	837,906
2,250,000		MPLX LP	4.500	07/15/23	2,392,977
945,000		MPLX LP	4.000	02/15/25	960,659
1,175,000		MPLX LP	4.125	03/01/27	1,195,871
1,225,000		MPLX LP	5.200	03/01/47	1,281,844
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,982,386
630,000		Nevada Power Co	6.500	08/01/18	654,828
4,100,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	4,204,980
250,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	255,312
3,075,000		NiSource Finance Corp	3.490	05/15/27	3,111,180
700,000		NiSource Finance Corp	4.800	02/15/44	774,326
2,025,000		NiSource Finance Corp	3.950	03/30/48	1,994,492
1,025,000		Northeast Utilities	1.450	05/01/18	1,024,623
2,025,000		Northern States Power Co	3.600	09/15/47	1,996,223
900,000		NRG Energy, Inc	6.250	05/01/24	936,000
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,450,475
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	209,394
800,000		ONEOK, Inc	4.000	07/13/27	809,578
1,150,000		Pacific Gas & Electric Co	4.600	06/15/43	1,300,717
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	2,957,545
1,675,000		Pacific Gas & Electric Co	4.000	12/01/46	1,754,473
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,940,175
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	2,056,800
2,125,000		Phillips 66 Partners LP	3.550	10/01/26	2,078,072
950,000		Phillips 66 Partners LP	4.900	10/01/46	950,298
135,000		Potomac Electric Power Co	7.900	12/15/38	203,816
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,148,036
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,025,324
565,000		Progress Energy, Inc	7.050	03/15/19	605,552
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,891,035
440,000		Public Service Electric & Gas Co	5.300	05/01/18	449,330
700,000		Public Service Electric & Gas Co	3.800	03/01/46	707,937
2,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	2,017,846
1,150,000		Sempra Energy	2.875	10/01/22	1,153,576
1,750,000		Southern Co	4.400	07/01/46	1,820,579
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,121,143
4,950,000		Southern Power Co	2.500	12/15/21	4,927,325
1,925,000		Southern Power Co	4.150	12/01/25	2,024,479
1,250,000		Spectra Energy Partners LP	3.500	03/15/25	1,257,905
1,350,000		Spectra Energy Partners LP	3.375	10/15/26	1,334,675
2,025,000		Spectra Energy Partners LP	4.500	03/15/45	2,038,698
2,000,000	g	United Bank for Africa plc	7.750	06/08/22	1,990,808
845,000		Virginia Electric & Power Co	2.950	01/15/22	861,695
2,075,000		Virginia Electric & Power Co	3.500	03/15/27	2,150,924
2,350,000		Virginia Electric & Power Co	4.000	11/15/46	2,415,586
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,850,000	g	VM Holding S.A.	5.375%	05/04/27	$1,942,500
	1,050,000		Western Gas Partners LP	4.650	07/01/26	1,100,120
	850,000		Williams Partners LP	3.600	03/15/22	877,981
	825,000		Williams Partners LP	4.500	11/15/23	877,819
	1,500,000		Williams Partners LP	3.750	06/15/27	1,497,181
	625,000		Williams Partners LP	4.900	01/15/45	633,799
	1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,036,096
	1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,822,588
	470,000		Xcel Energy, Inc	4.800	09/15/41	517,157
			TOTAL UTILITIES			188,436,735

			TOTAL CORPORATE BONDS			1,458,212,004
			(Cost $1,435,472,941)

GOVERNMENT BONDS - 36.9%

AGENCY SECURITIES - 0.4%
	2,574,064		AMAL Ltd	3.465	08/21/21	2,650,354
	4,500,000		Amber Circle Funding Ltd	3.250	12/04/22	4,586,850
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,456,138
	1,690,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,758,141
			TOTAL AGENCY SECURITIES			19,451,483

FOREIGN GOVERNMENT BONDS - 3.4%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	2,035,998
	2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	2,307,800
	1,065,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,036,129
	1,500,000	g	Bermuda Government International Bond	4.854	02/06/24	1,631,730
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,493,125
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	2,106,125
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,522,427
	$1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,496,966
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,526,719
	3,200,000		Colombia Government International Bond	5.000	06/15/45	3,292,000
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,706,250
	2,425,000	g	Ecuador Government International Bond	9.650	12/13/26	2,558,375
	2,225,000	g	Egypt Government International Bond	6.125	01/31/22	2,302,503
	1,250,000	g	El Salvador Government International Bond	5.875	01/30/25	1,225,000
	725,000	g	El Salvador Government International Bond	8.625	02/28/29	813,812
	395,000		European Investment Bank	4.875	02/15/36	509,742
	1,800,000	g	Export Credit Bank of Turkey	4.250	09/18/22	1,776,528
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,500,607
	1,100,000	g	Export-Import Bank of India	3.375	08/05/26	1,082,453
	2,900,000		Export-Import Bank of Korea	2.250	01/21/20	2,887,910
	850,000	g	Guatemala Government International Bond	4.500	05/03/26	856,375
	2,725,000	g	Guatemala Government International Bond	4.375	06/05/27	2,697,750
	1,300,000	g	Honduras Government International Bond	7.500	03/15/24	1,478,750
	1,500,000	g	Indonesia Government International Bond	3.850	07/18/27	1,542,034
IDR	25,500,000,000		Indonesia Treasury Bond	7.500	08/15/32	1,983,165
	$1,205,000		Italy Government International Bond	6.875	09/27/23	1,422,641
	1,950,000	g	Ivory Coast Government International Bond	6.125	06/15/33	1,918,277
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$1,785,250	g	Ivory Coast Government International Bond (Step Bond)		5.750%	12/31/32	$1,743,932
	1,525,000		Jamaica Government International Bond		8.000	03/15/39	1,887,187
	2,500,000		Japan Bank for International Cooperation		2.375	04/20/26	2,432,064
	1,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	993,579
	1,280,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	1,265,890
	2,000,000	g	Kazakhstan Government International Bond		6.500	07/21/45	2,462,318
	3,000,000	g,i	Kommunalbanken AS.	LIBOR 3 M + 0.180%	1.496	02/20/18	3,002,235
	1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,133,714
	750,000		Korea Development Bank		2.500	03/11/20	748,848
	1,650,000	g	Korea Housing Finance Corp		2.000	10/11/21	1,598,967
	3,550,000	g	Kuwait International Government Bond		2.750	03/20/22	3,585,812
	2,698,000		Landwirtschaftliche Rentenbank		2.000	01/13/25	2,630,327
MXN	19,270,000		Mexican Bonos		8.000	12/07/23	1,126,062
	$1,800,000		Mexico Government International Bond		4.000	10/02/23	1,902,960
	2,200,000		Mexico Government International Bond		4.150	03/28/27	2,312,310
	3,550,000		Mexico Government International Bond		4.750	03/08/44	3,658,275
	2,000,000	g	Morocco Government International Bond		5.500	12/11/42	2,234,782
	2,000,000		Nigeria Government International Bond		5.625	06/27/22	2,035,400
	1,850,000	g	Oman Government International Bond		6.500	03/08/47	1,901,774
	1,950,000		Panama Government International Bond		6.700	01/26/36	2,578,875
	2,000,000		Panama Government International Bond		4.500	05/15/47	2,110,000
	1,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	1,530,000
PEN	2,768,000	g	Peruvian Government International Bond		8.200	08/12/26	1,047,565
	5,784,000	g	Peruvian Government International Bond		6.350	08/12/28	1,916,812
	$1,300,000		Peruvian Government International Bond		8.750	11/21/33	2,046,200
	850,000		Peruvian Government International Bond		5.625	11/18/50	1,073,125
	1,050,000		Poland Government International Bond		5.000	03/23/22	1,160,130
	620,000		Province of Quebec Canada		7.500	09/15/29	883,534
	2,700,000	g	Provincia de Buenos Aires		7.875	06/15/27	2,926,260
	1,500,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	1,654,875
	1,400,000	g	Republic of Paraguay		6.100	08/11/44	1,571,500
	1,000,000	g	Republic of Serbia		7.250	09/28/21	1,154,328
	2,475,000		Republic of South Africa Government International Bond		4.850	09/27/27	2,450,431
	7,750,000	g	Saudi Government International Bond		2.875	03/04/23	7,702,663
	2,500,000	g	Saudi Government International Bond		3.250	10/26/26	2,472,500
	1,200,000	g	Senegal Government International Bond		6.250	05/23/33	1,235,147
	2,000,000		South Africa Government International Bond		5.875	09/16/25	2,160,080
ZAR	22,000,000		South Africa Government International Bond		10.500	12/21/26	1,822,750
	$1,500,000	g	Sri Lanka Government International Bond		5.750	01/18/22	1,584,926
	1,550,000	g	Sri Lanka Government International Bond		6.850	11/03/25	1,701,393
	1,700,000		Svensk Exportkredit AB		1.750	05/18/20	1,694,757
	5,400,000		Turkey Government International Bond		3.250	03/23/23	5,131,669
	275,000		Turkey Government International Bond		5.750	03/22/24	292,143
	1,250,000		Turkey Government International Bond		6.000	03/25/27	1,340,563
	1,050,000		Turkey Government International Bond		6.875	03/17/36	1,184,192
	3,800,000	g	Ukraine Government International Bond		7.375	09/25/32	3,696,492
UYU	41,525,000	g	Uruguay Government International Bond		9.875	06/20/22	1,546,797
	$1,025,000		Uruguay Government International Bond		4.375	10/27/27	1,103,412
	2,000,000		Uruguay Government International Bond		5.100	06/18/50	2,109,000
	2,400,000	g	Zambia Government International Bond		8.500	04/14/24	2,568,226
			TOTAL FOREIGN GOVERNMENT BONDS				152,817,972
21

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MORTGAGE BACKED - 15.3%
$5,676,483		Federal Home Loan Mortgage Corp (FHLMC)	3.500%	08/15/42	$5,863,664
9,254,792		FHLMC	3.500	08/15/43	9,648,103
3,018		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	3,122
3,637,650		FGLMC	3.500	03/01/27	3,801,693
166		FGLMC	6.500	10/01/28	184
5,250		FGLMC	6.500	01/01/29	5,819
1,472		FGLMC	6.500	03/01/29	1,649
24,402		FGLMC	6.500	07/01/29	27,047
997		FGLMC	8.000	01/01/31	1,121
8,313		FGLMC	6.500	09/01/31	9,632
27,804		FGLMC	8.000	09/01/31	31,540
117,358		FGLMC	7.000	12/01/31	131,401
113,688		FGLMC	4.500	07/01/33	122,654
365,324		FGLMC	5.000	09/01/33	405,644
159,672		FGLMC	5.500	09/01/33	179,941
150,932		FGLMC	5.500	09/01/33	169,623
247,026		FGLMC	5.500	10/01/33	278,463
303,319		FGLMC	5.500	12/01/33	339,227
774,944		FGLMC	7.000	12/01/33	896,582
177,596		FGLMC	5.000	01/01/34	194,907
255,202		FGLMC	4.500	04/01/35	274,638
243,243		FGLMC	7.000	05/01/35	278,364
42,038		FGLMC	5.000	02/01/36	46,113
1,224		FGLMC	6.500	05/01/36	1,357
211,309		FGLMC	5.000	04/01/38	233,264
192,022		FGLMC	5.000	07/01/39	210,728
2,110,481	w	FGLMC	4.500	11/01/40	2,307,330
2,363,574	w	FGLMC	4.500	12/01/40	2,583,694
237,745		FGLMC	4.500	11/01/44	259,648
290,748		FGLMC	4.500	11/01/44	317,442
98,956		FGLMC	4.500	12/01/44	106,806
184,635		FGLMC	4.500	12/01/44	201,632
1,575,635		FGLMC	3.500	04/01/45	1,636,922
14,157,770		FGLMC	3.500	10/01/45	14,700,285
11,966,754		FGLMC	4.000	12/01/45	12,741,413
1,753,459		FGLMC	4.000	05/01/46	1,859,967
38,989,846		FGLMC	3.500	08/01/46	40,471,790
451		Federal National Mortgage Association (FNMA)	8.000	07/01/24	514
314		FNMA	7.500	01/01/29	348
1,041		FNMA	6.500	04/01/29	1,154
142,130		FNMA	2.500	06/01/30	143,576
1,803		FNMA	7.500	03/01/31	2,102
694		FNMA	7.500	05/01/31	700
505,034		FNMA	2.500	06/01/31	508,771
201,630		FNMA	2.500	07/01/31	203,121
4,943,652		FNMA	2.500	07/01/31	4,980,224
1,185,773		FNMA	2.500	08/01/31	1,194,545
273,714		FNMA	2.500	09/01/31	275,739
335,142		FNMA	2.500	09/01/31	337,621
220,401		FNMA	2.500	09/01/31	222,123
22

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$697	FNMA	6.500%	09/01/31	$773
485,331	FNMA	2.500	10/01/31	488,921
144,203	FNMA	2.500	10/01/31	145,331
287,547	FNMA	2.500	11/01/31	289,674
151,241	FNMA	2.500	11/01/31	152,360
196,429	FNMA	2.500	11/01/31	197,882
351,730	FNMA	2.500	11/01/31	354,484
95,135	FNMA	2.500	11/01/31	95,839
192,572	FNMA	2.500	11/01/31	193,997
401,510	FNMA	2.500	11/01/31	404,481
8,412	FNMA	6.500	11/01/31	9,587
182,110	FNMA	2.500	12/01/31	183,537
751,082	FNMA	2.500	12/01/31	756,639
262,357	FNMA	2.500	12/01/31	264,298
137,099	FNMA	2.500	12/01/31	138,174
593,205	FNMA	2.500	12/01/31	597,594
5,539,419	FNMA	3.500	02/01/32	5,777,466
2,922,080	FNMA	3.500	05/01/32	3,052,204
449,251	FNMA	2.500	06/01/32	452,579
132,784	FNMA	2.500	06/01/32	133,830
217,516	FNMA	2.500	07/01/32	219,128
423,564	FNMA	2.500	07/01/32	426,899
926,096	FNMA	2.500	07/01/32	932,958
7,775,867	FNMA	3.000	07/01/32	7,992,641
5,919,064	FNMA	3.500	07/01/32	6,174,819
135,347	FNMA	6.500	07/01/32	153,830
997,272	FNMA	2.500	08/01/32	1,005,125
9,477,766	FNMA	3.000	08/01/32	9,741,986
1,778,199	FNMA	5.000	06/01/33	1,959,244
3,044,718	FNMA	5.000	10/01/33	3,354,447
1,369,554	FNMA	5.500	03/01/34	1,535,204
19,988	FNMA	6.000	11/01/34	22,480
1,777,740	FNMA	5.000	05/01/35	1,958,923
1,328,006	FNMA	5.000	10/01/35	1,463,728
6,711	FNMA	5.000	11/01/35	6,919
702,798	FNMA	5.000	02/01/36	774,439
518,576	FNMA	5.500	08/01/37	582,530
176,261	FNMA	6.000	09/01/37	203,527
1,354,704	FNMA	5.500	04/01/38	1,508,320
722,441	FNMA	5.500	11/01/38	834,325
44,458	FNMA	4.500	04/01/39	48,380
730,357	FNMA	4.500	05/01/39	794,798
115,690	FNMA	4.000	07/01/39	122,815
532,498	FNMA	5.500	08/01/39	597,369
66,403	FNMA	4.500	02/01/40	72,261
1,692,054	FNMA	4.500	03/01/40	1,841,794
424,235	FNMA	5.000	08/01/40	463,360
881,165	FNMA	5.000	09/01/40	962,111
17,662	FNMA	6.000	10/01/40	20,125
188,951	FNMA	4.500	11/01/40	206,339
1,733,905	FNMA	4.500	01/01/41	1,886,774
311,634	FNMA	4.500	01/01/41	340,316
4,402,240	FNMA	4.500	01/01/41	4,806,675

23

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$268,148		FNMA	4.500%	02/01/41	$292,829
1,143,916		FNMA	5.000	05/01/41	1,248,972
335,627		FNMA	4.500	06/01/41	366,521
272,739		FNMA	4.500	06/01/41	297,844
1,226,655		FNMA	5.000	07/01/41	1,341,755
753,728		FNMA	4.500	09/01/41	820,519
290,932		FNMA	4.500	12/01/41	317,711
6,936,328		FNMA	5.500	12/01/41	7,926,237
667,826		FNMA	4.500	01/01/42	729,115
340,260		FNMA	4.500	01/01/42	371,582
290,639		FNMA	4.500	03/01/42	317,386
297,398		FNMA	4.500	04/01/42	324,767
1,023,544		FNMA	4.500	04/01/42	1,107,368
385,611		FNMA	4.500	06/01/42	421,098
896,436		FNMA	4.500	06/01/42	968,400
278,965		FNMA	4.500	07/01/42	304,638
1,625,806		FNMA	4.500	08/01/42	1,768,902
33,618		FNMA	3.000	10/01/42	33,895
293,568		FNMA	3.000	10/01/42	295,994
3,871,671	w	FNMA	3.000	01/01/43	3,903,668
1,033,159		FNMA	4.500	01/01/43	1,111,101
4,915,499	w	FNMA	3.000	02/01/43	4,956,126
3,363,478		FNMA	3.000	02/25/43	3,434,295
1,934		FNMA	3.000	04/01/43	1,950
3,326,533		FNMA	3.000	08/25/43	3,397,491
1,603,530		FNMA	4.500	10/01/43	1,745,304
2,258,325		FNMA	4.000	04/01/44	2,397,198
917,969		FNMA	4.000	06/01/44	974,238
705,587		FNMA	4.000	06/01/44	748,757
1,733,766		FNMA	4.500	06/01/44	1,890,209
6,165,948		FNMA	4.500	06/01/44	6,721,459
899,247		FNMA	4.000	07/01/44	954,621
265,788		FNMA	4.000	07/01/44	282,163
1,106,806		FNMA	4.000	08/01/44	1,174,250
356,871		FNMA	4.000	08/01/44	378,864
2,695,689		FNMA	4.000	08/01/44	2,861,748
1,511,455		FNMA	4.000	08/01/44	1,604,092
3,974,127		FNMA	4.500	08/01/44	4,331,900
247,093		FNMA	4.000	09/01/44	262,315
226,543		FNMA	4.000	09/01/44	240,514
939,431		FNMA	4.000	10/01/44	997,247
5,005,716		FNMA	4.500	10/01/44	5,454,023
3,842,480		FNMA	4.500	11/01/44	4,188,652
2,375,291		FNMA	4.000	12/01/44	2,521,573
842,537		FNMA	4.500	12/01/44	918,442
1,883,476		FNMA	4.000	01/01/45	1,999,464
10,209,032		FNMA	3.000	02/25/45	10,370,141
408,427		FNMA	3.500	03/01/45	422,690
289,688		FNMA	3.500	03/01/45	300,399
2,959,191		FNMA	3.000	03/25/45	3,015,405
3,734,273		FNMA	3.500	05/01/45	3,877,870
557,595		FNMA	4.000	05/01/45	594,635
1,221,125		FNMA	4.000	06/01/45	1,302,254

24

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,822,905		FNMA	4.000%	07/01/45	$6,217,045
786,204		FNMA	4.000	08/01/45	838,424
14,851,614		FNMA	4.000	09/01/45	15,834,454
1,761,387		FNMA	4.000	11/01/45	1,878,424
910,733		FNMA	4.000	12/01/45	971,272
8,142,402		FNMA	3.500	01/01/46	8,440,687
7,483,225		FNMA	4.000	01/01/46	7,966,595
3,723,307		FNMA	3.500	02/01/46	3,857,823
6,570,607		FNMA	3.500	06/01/46	6,812,902
3,045,420		FNMA	3.500	08/01/46	3,140,623
21,465,804		FNMA	3.000	11/01/46	21,539,779
25,174,059		FNMA	3.000	12/01/46	25,260,814
11,892,857		FNMA	3.500	12/01/46	12,264,640
12,665,014		FNMA	3.500	12/01/46	13,060,935
1,023,049		FNMA	4.000	12/01/46	1,093,765
19,753,495		FNMA	3.000	01/01/47	19,821,569
42,848,617		FNMA	3.500	01/01/47	44,188,108
1,914,275		FNMA	3.500	02/01/47	1,974,118
7,765,187		FNMA	3.000	04/01/47	7,791,947
983,187		FNMA	3.000	04/01/47	986,575
30,769,115		FNMA	4.000	07/01/47	32,400,021
22,040,730		FNMA	4.500	07/01/47	23,657,607
13,868,773		FNMA	4.000	08/01/47	14,603,887
993,511		FNMA	4.500	09/01/47	1,066,090
3,000,000	h	FNMA	4.500	10/25/47	3,219,023
75		Government National Mortgage Association (GNMA)	7.000	01/15/28	82
1,486		GNMA	7.000	02/15/28	1,517
706		GNMA	7.000	06/15/28	761
524		GNMA	7.000	06/15/28	536
2,161		GNMA	6.500	09/15/28	2,385
1,082		GNMA	6.500	09/15/28	1,194
4,729		GNMA	6.500	11/15/28	5,219
2,725		GNMA	7.500	11/15/28	3,014
520		GNMA	8.500	07/15/30	522
15,619		GNMA	8.500	10/15/30	16,427
6,827		GNMA	8.500	10/20/30	7,934
889		GNMA	8.500	12/15/30	1,098
1,448		GNMA	7.000	06/20/31	1,727
3,316		GNMA	7.000	07/15/31	3,457
3,548		GNMA	7.000	07/15/31	3,886
439		GNMA	6.500	03/15/33	487
20,850		GNMA	6.000	10/20/36	23,345
23,675		GNMA	6.000	01/20/37	27,122
82,942		GNMA	6.000	02/20/37	94,499
54,239		GNMA	6.000	08/20/38	61,419
70,796		GNMA	6.500	11/20/38	81,473
12,749		GNMA	4.500	02/20/39	14,066
615,019		GNMA	5.000	06/15/39	686,263
17,961		GNMA	4.500	08/20/41	19,821
64,124		GNMA	4.500	09/20/41	70,805
14,005		GNMA	4.500	01/20/44	15,466
17,391		GNMA	4.500	02/20/44	19,204
25

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$27,051	GNMA	4.500%	05/20/44	$29,864
201,105	GNMA	4.500	05/20/44	221,889
210,112	GNMA	4.500	08/20/44	231,985
212,217	GNMA	4.500	09/20/44	234,256
75,532	GNMA	4.500	10/20/44	83,015
57,282	GNMA	4.500	11/20/44	62,223
132,118	GNMA	4.500	12/20/44	145,762
212,356	GNMA	4.500	02/20/45	234,393
233,864	GNMA	4.500	08/20/45	258,304
250,023	GNMA	4.500	08/20/45	275,908
233,978	GNMA	4.500	12/20/45	258,464
36,267,125	GNMA	3.500	06/20/47	37,741,851
9,884,426	GNMA	4.000	06/20/47	10,444,987
46,291,963	GNMA	3.000	08/20/47	46,975,234
18,853,500	GNMA	3.500	08/20/47	19,620,138
	TOTAL MORTGAGE BACKED			670,377,906

MUNICIPAL BONDS - 5.8%
28,410,000	California State University	3.899	11/01/47	29,123,943
2,500,000	Commonwealth of Massachusetts	3.277	06/01/46	2,394,075
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,841,287
1,500,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,473,270
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,467,105
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,407,670
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,379,250
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,410,025
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,408,517
7,775,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	7,924,669
15,000,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	15,064,200
8,840,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	8,811,977
1,870,000	Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,869,439
1,890,000	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,877,394
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,196,239
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,280,393
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	982,080
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,599,490
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,072,600
25,830,000	Ohio State University	3.798	12/01/46	26,488,148
7,500,000	Port of Morrow OR	1.582	09/01/20	7,410,150
5,000,000	Port of Morrow OR	1.782	09/01/21	4,933,900
2,000,000	Port of Seattle WA	3.471	05/01/31	2,025,080
1,625,000	Port of Seattle WA	3.571	05/01/32	1,651,471
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	959,390
26

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259%	05/15/24	$959,250
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,191,638
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,683,612
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,502,368
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	653,149
905,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	840,229
4,500,000	San Francisco City & County Redevelopment Agency	2.526	08/01/20	4,525,515
5,000,000	San Francisco City & County Redevelopment Agency	2.813	08/01/21	5,052,650
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	894,591
3,460,000	State of Georgia	1.910	02/01/23	3,384,641
1,200,000	State of Illinois	5.665	03/01/18	1,216,836
4,800,000	State of Illinois	4.350	06/01/18	4,856,592
1,845,000	State of Illinois	4.700	01/01/21	1,913,247
13,000,000	State of Michigan	1.779	11/01/21	12,853,100
7,000,000	State of Michigan	1.966	11/01/22	6,900,950
9,900,000	State of Wisconsin	3.154	05/01/27	10,024,146
1,763,000	State Public School Building Authority	5.000	09/15/27	1,934,628
7,500,000	Texas A&M University	3.993	05/15/37	7,708,350
2,500,000	University of California	0.993	05/15/18	2,491,425
1,185,000	University of California	1.228	05/15/19	1,174,501
1,920,000	University of California	1.534	05/15/20	1,896,730
1,000,000	University of California	1.784	05/15/21	984,280
15,000,000	University of California	1.910	05/15/21	14,948,550
3,000,000	University of California	2.020	05/15/22	2,949,900
3,000,000	University of California	2.220	05/15/23	2,935,620
2,000,000	University of California	2.439	05/15/24	1,953,000
2,000,000	University of California	2.589	05/15/25	1,945,680
6,635,000	University of California	3.552	05/15/39	6,349,629
	TOTAL MUNICIPAL BONDS			253,776,569

U.S. TREASURY SECURITIES - 12.0%
2,560,000	United States Treasury Bond	5.250	11/15/28	3,282,000
5,000,000	United States Treasury Bond	4.500	02/15/36	6,427,734
2,250,000	United States Treasury Bond	4.750	02/15/37	2,986,348
61,050,000	United States Treasury Bond	3.500	02/15/39	68,891,109
16,015,000	United States Treasury Bond	3.875	08/15/40	19,035,955
14,380,000	United States Treasury Bond	2.500	05/15/46	13,353,740
29,030,000	United States Treasury Bond	3.000	05/15/47	29,849,871
33,000,000	United States Treasury Bond	2.750	08/15/47	32,260,078
2,900,000	United States Treasury Note	0.875	05/31/18	2,892,637
1,600,000	United States Treasury Note	0.750	08/31/18	1,591,125
4,375,000	United States Treasury Note	1.000	11/30/18	4,355,005
2,550,000	United States Treasury Note	1.250	12/31/18	2,545,219
740,000	United States Treasury Note	1.125	02/28/19	736,994
27

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,000,000		United States Treasury Note		1.250%	03/31/19	$997,344
1,330,000		United States Treasury Note		1.250	04/30/19	1,326,052
3,705,000		United States Treasury Note		1.250	05/31/19	3,693,132
70,000,000		United States Treasury Note		1.250	06/30/19	69,745,703
2,690,000		United States Treasury Note		1.375	07/31/19	2,685,377
260,000		United States Treasury Note		0.875	09/15/19	256,963
3,080,000		United States Treasury Note		1.625	03/15/20	3,084,331
23,000,000		United States Treasury Note		1.500	05/15/20	22,949,688
30,000,000		United States Treasury Note		1.500	07/15/20	29,912,109
41,765,000		United States Treasury Note		1.500	08/15/20	41,632,853
61,810,000		United States Treasury Note		1.375	09/15/20	61,370,569
310,000		United States Treasury Note		2.125	01/31/21	314,238
715,000		United States Treasury Note		2.000	05/31/21	721,200
280,000		United States Treasury Note		2.000	08/31/21	282,133
1,250,000		United States Treasury Note		1.750	04/30/22	1,241,846
1,930,000		United States Treasury Note		2.125	06/30/22	1,947,792
13,551,000		United States Treasury Note		1.875	07/31/22	13,517,122
8,120,000		United States Treasury Note		1.625	08/31/22	8,005,812
1,077,000		United States Treasury Note		1.875	08/31/22	1,073,845
510,000		United States Treasury Note		1.375	06/30/23	491,572
4,140,000		United States Treasury Note		1.250	07/31/23	3,958,552
1,900,000		United States Treasury Note		1.375	08/31/23	1,827,488
5,500,000		United States Treasury Note		2.250	12/31/23	5,549,199
2,865,000		United States Treasury Note		2.000	04/30/24	2,841,834
10,500,000		United States Treasury Note		2.000	06/30/24	10,401,973
21,000,000		United States Treasury Note		2.125	07/31/24	20,958,164
17,000,000		United States Treasury Note		2.000	09/30/24	16,946,875
10,250,000		United States Treasury Note		2.250	08/15/27	10,175,527
		TOTAL U.S. TREASURY SECURITIES				526,117,108

		TOTAL GOVERNMENT BONDS				1,622,541,038
		(Cost $1,619,580,980)

STRUCTURED ASSETS - 27.1%

ASSET BACKED - 10.9%
133,372	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	1.972	08/25/35	133,545
		Series - 2005 HE5 (Class M2)
3,800,000		Ally Auto Receivables Trust		2.100	03/15/22	3,811,123
		Series - 2017 2 (Class A4)
8,207,000		AmeriCredit Automobile Receivables Trust		3.000	07/08/19	8,240,842
		Series - 2013 3 (Class D)
1,550,000		AmeriCredit Automobile Receivables Trust		2.400	01/08/21	1,559,138
		Series - 2015 2 (Class C)
1,500,000		AmeriCredit Automobile Receivables Trust		1.460	05/10/21	1,495,273
		Series - 2016 3 (Class A3)
5,250,000		AmeriCredit Automobile Receivables Trust		1.530	07/08/21	5,229,869
		Series - 2016 4 (Class A3)
1,845,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	1,870,683
		Series - 2015 3 (Class D)
3,500,000		AmeriCredit Automobile Receivables Trust		1.870	08/18/21	3,498,305
		Series - 2017 1 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	5,468,871
		Series - 2016 4 (Class D)

28

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,500,000	g,i	Ares XXXIV CLO Ltd	LIBOR 3 M + 5.200%	6.511%	07/29/26	$1,442,782
		Series - 2015 2A (Class E2)
55,677	†,g,m	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC		3.040	03/20/19	9,826,744
		Series - 2012 3A (Class B)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	6,046,113
		Series - 2017 1A (Class A)
1,500,000	g	Bowman Park CLO Ltd		3.545	11/23/25	1,504,943
		Series - 2014 1A (Class B2R)
2,439,500		Capital Auto Receivables Asset Trust		1.620	03/20/19	2,440,229
		Series - 2015 4 (Class A2)
1,500,000		Capital Auto Receivables Asset Trust		1.630	01/20/21	1,494,353
		Series - 2016 2 (Class A4)
2,250,000		Capital Auto Receivables Asset Trust		1.690	03/20/21	2,243,306
		Series - 2016 3 (Class A4)
6,000,000	g	Capital Automotive REIT		3.660	10/15/44	6,070,076
		Series - 2014 1A (Class A)
10,456,250	†,g	Capital Automotive REIT		3.870	04/15/47	10,543,186
		Series - 2017 1A (Class A1)
9,000,000		Capital One Multi-Asset Execution Trust		2.430	01/15/25	9,098,482
		Series - 2017 A3 (Class A3)
2,500,000	g,i	Carlyle Global Market Strategies Ltd	LIBOR 3 M + 5.300%	6.607	04/20/27	2,479,929
		Series - 2015 1A (Class E1)
1,500,000		CarMax Auto Owner Trust		1.600	01/18/22	1,483,093
		Series - 2016 3 (Class A4)
4,850,000		CarMax Auto Owner Trust		2.250	09/15/22	4,839,766
		Series - 2017 2 (Class A4)
9,500,000		CarMax Auto Owner Trust		2.270	09/15/22	9,525,740
		Series - 2017 1 (Class A4)
8,817,685	g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	1.603	04/07/52	272,517
		Series - 2007 1A (Class A2)
1,000,000	g	Cent CLO 21 Ltd		3.500	07/27/26	1,004,155
		Series - 2014 21A (Class A2BR)
1,250,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 5.000%	6.313	01/22/27	1,198,383
		Series - 2015 1A (Class E1)
113,470		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	115,568
		Series - 2002 1 (Class AF6)
1,256,162		Citigroup Commercial Mortgage Trust		1.847	11/10/48	1,253,202
		Series - 2015 GC35 (Class A1)
2,250,000		CNH Equipment Trust		1.630	08/15/21	2,245,340
		Series - 2016 B (Class A3)
3,500,000		CNH Equipment Trust		1.440	12/15/21	3,476,650
		Series - 2016 C (Class A3)
3,500,000		CNH Equipment Trust		2.480	02/15/24	3,527,541
		Series - 2017 A (Class A4)
2,250,000	g	DaimlerChrysler Capital Auto Receivables Trust		1.640	07/15/21	2,243,308
		Series - 2016 BA (Class A3)
10,530,000	g	DB Master Finance LLC		3.262	02/20/45	10,546,532
		Series - 2015 1A (Class A2I)
6,825,000	g	DB Master Finance LLC		3.980	02/20/45	6,982,180
		Series - 2015 1A (Class A2II)

29

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,500,000	g,h	DB Master Finance LLC	3.629%	11/20/47	$7,525,688
		Series - 2017 1A (Class A2I)
5,000,000		Discover Card Execution Note Trust	2.390	07/15/24	5,047,066
		Series - 2017 A2 (Class A2)
2,962,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	2,993,488
		Series - 2015 1A (Class A2I)
888,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	916,861
		Series - 2015 1A (Class A2II)
16,200,000	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	16,123,698
		Series - 2017 1A (Class A2II)
2,244,375	g	FOCUS Brands Funding LLC	3.857	04/30/47	2,269,422
		Series - 2017 1A (Class A2I)
5,000,000		Ford Credit Auto Lease Trust	1.880	04/15/20	5,006,917
		Series - 2017 A (Class A3)
5,000,000	g	Ford Credit Auto Owner Trust	2.150	07/15/26	5,018,346
		Series - 2015 1 (Class A)
8,593,000	g	Ford Credit Auto Owner Trust	2.440	01/15/27	8,674,432
		Series - 2015 2 (Class A)
6,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	6,528,541
		Series - 2016 1 (Class A)
11,000,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	10,912,756
		Series - 2016 2 (Class A)
6,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	6,058,739
		Series - 2017 1 (Class A)
8,500,000	g	Ford Credit Auto Owner Trust	2.360	03/15/29	8,499,061
		Series - 2017 2 (Class A)
1,500,000		Ford Credit Floorplan Master Owner Trust	2.070	05/15/22	1,504,481
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	5,044,665
		Series - 2015 5 (Class A)
3,500,000		GM Financial Automobile Leasing Trust	2.020	09/21/20	3,504,900
		Series - 2017 2 (Class A3)
4,000,000		GM Financial Automobile Leasing Trust	2.010	11/20/20	3,998,692
		Series - 2017 3 (Class A3)
3,000,000	g	GMF Floorplan Owner Revolving Trust	2.130	07/15/20	2,990,489
		Series - 2017 2 (Class A1)
1,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	1,502,104
		Series - 2016 1 (Class A1)
10,000,000	g	GMF Floorplan Owner Revolving Trust	2.220	01/18/22	10,036,835
		Series - 2017 1 (Class A1)
988,240	g	HERO Funding Trust	3.280	09/20/48	993,997
		Series - 2017 2A (Class A1)
1,976,479	g	HERO Funding Trust	4.070	09/20/48	2,026,878
		Series - 2017 2A (Class A2)
4,500,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	4,483,549
		Series - 2013 1A (Class A2)
5,625,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	5,597,771
		Series - 2016 3A (Class A)
3,491,094	g	Hilton Grand Vacations Trust	2.660	12/26/28	3,493,867
		Series - 2017 AA (Class A)
2,618,320	g,i	Hilton Grand Vacations Trust	2.960	12/26/28	2,621,819
		Series - 2017 AA (Class B)

30

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,500,000		John Deere Owner Trust		2.110%	12/15/23	$1,505,817
		Series - 2017 A (Class A4)
498,913	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.487	02/25/36	493,389
		Series - 2006 1 (Class 1A1)
1,534,804	i	Lehman XS Trust		6.500	06/25/46	1,297,798
		Series - 2006 13 (Class 2A1)
2,000,000	g	Madison Park Funding XIII Ltd		3.300	01/19/25	1,998,964
		Series - 2014 13A (Class B2R)
3,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	LIBOR 1 M + 1.350%	2.587	09/27/21	3,021,035
		Series - 2016 1 (Class A)
25,851,202	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	26,912,114
		Series - 2017 1A (Class A1)
1,250,000	g,i	Octagon Investment Partners XXII Ltd	LIBOR 3 M + 6.000%	7.310	11/25/25	1,265,947
		Series - 2014 1A (Class E2R)
1,500,000	g	OHA Loan Funding LLC		3.600	10/20/26	1,514,676
		Series - 2014 1A (Class B2R)
247,441	g	OneMain Direct Auto Receivables Trust		2.040	01/15/21	247,576
		Series - 2016 1A (Class A)
515,641	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	513,409
		Series - 2014 AA (Class B)
129,732		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.060	02/25/36	135,784
		Series - 2006 HI1 (Class M2)
2,482,740		Santander Drive Auto Receivables Trust		1.560	05/15/20	2,482,987
		Series - 2016 2 (Class A3)
662,510		Santander Drive Auto Receivables Trust		1.960	05/15/20	663,041
		Series - 2015 5 (Class B)
4,500,000		Santander Drive Auto Receivables Trust		1.770	09/15/20	4,497,862
		Series - 2017 1 (Class A3)
1,500,000		Santander Drive Auto Receivables Trust		1.870	12/15/20	1,500,722
		Series - 2017 2 (Class A3)
3,000,000		Santander Drive Auto Receivables Trust		1.870	06/15/21	2,995,602
		Series - 2017 3 (Class A3)
800,000		Santander Drive Auto Receivables Trust		2.740	12/15/21	806,116
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust		2.800	08/15/22	5,998,036
		Series - 2016 3 (Class D)
4,000,000		Santander Drive Auto Receivables Trust		3.170	04/17/23	4,013,010
		Series - 2017 1 (Class D)
2,044,868	g	Sierra Receivables Funding Co LLC		1.590	11/20/29	2,043,269
		Series - 2013 1A (Class A)
495,073	g	Sierra Receivables Funding Co LLC		2.390	11/20/29	495,033
		Series - 2013 1A (Class B)
3,789,187	g	Sierra Receivables Funding Co LLC		3.050	03/22/32	3,803,390
		Series - 2015 1A (Class B)
13,203,757	g	Sierra Receivables Funding Co LLC		2.910	03/20/34	13,274,809
		Series - 2017 1A (Class A)
895,777	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	900,297
		Series - 2017 1A (Class B)
1,724,093	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	1,725,025
		Series - 2015 3A (Class A)
172,409	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	172,653
		Series - 2015 3A (Class B)
31

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,949,763	g	Sierra Timeshare Receivables Funding LLC		3.080%	03/21/33	$2,974,890
		Series - 2016 1A (Class A)
5,645,109	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	5,635,244
		Series - 2016 2A (Class A)
724,971	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	723,487
		Series - 2016 2A (Class B)
3,627,194	g	Sierra Timeshare Receivables Funding LLC		2.430	10/20/33	3,616,988
		Series - 2016 3A (Class A)
2,232,120	g	Sierra Timeshare Receivables Funding LLC		2.630	10/20/33	2,202,883
		Series - 2016 3A (Class B)
4,000,000	g	SMB Private Education Loan Trust		2.490	06/15/27	4,012,925
		Series - 2015 A (Class A2A)
10,519,939	g	SMB Private Education Loan Trust		2.750	07/15/27	10,627,245
		Series - 2015 C (Class A2A)
10,000,000	g	SMB Private Education Loan Trust		2.430	02/17/32	9,918,385
		Series - 2016 B (Class A2A)
5,125,000	g	SMB Private Education Loan Trust		2.880	09/15/34	5,167,144
		Series - 2017 A (Class A2A)
2,304,448	g	SoFi Professional Loan Program LLC		1.530	04/25/33	2,300,626
		Series - 2016 D (Class A2A)
3,000,000	g	SoFi Professional Loan Program LLC		2.340	04/25/33	2,973,975
		Series - 2016 D (Class A2B)
7,355,000	g	SoFi Professional Loan Program LLC		2.490	01/25/36	7,330,872
		Series - 2016 E (Class A2B)
3,903,694	g	SoFi Professional Loan Program LLC		2.760	12/26/36	3,939,187
		Series - 2016 A (Class A2)
1,033,698	g	SoFi Professional Loan Program LLC		1.550	03/26/40	1,030,941
		Series - 2017 A (Class A2A)
1,825,000	g	SoFi Professional Loan Program LLC		2.400	03/26/40	1,809,112
		Series - 2017 A (Class A2B)
6,830,053	g	SoFi Professional Loan Program LLC		1.830	05/25/40	6,831,810
		Series - 2017 B (Class A1FX)
5,075,000	g	SoFi Professional Loan Program LLC		2.740	05/25/40	5,094,417
		Series - 2017 B (Class A2FX)
1,000,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	997,944
		Series - 2017 C (Class A2B)
1,996,926	g	SolarCity LMC		4.800	11/20/38	1,979,557
		Series - 2013 1 (Class A)
1,939,848	†,g	SolarCity LMC		4.020	07/20/44	1,890,756
		Series - 2014 2 (Class A)
2,600,000	g,i	Sound Point Clo XV Ltd	LIBOR 3 M + 5.960%	7.273	01/23/29	2,601,459
		Series - 2017 1A (Class E)
13,016,281	g	SpringCastle America Funding LLC		3.050	04/25/29	13,102,996
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	2,997,841
		Series - 2016 AA (Class B)
2,500,000		Synchrony Credit Card Master Note Trust		2.210	05/15/24	2,497,739
		Series - 2016 2 (Class A)
2,970,000	g	Taco Bell Funding LLC		3.832	05/25/46	3,027,915
		Series - 2016 1A (Class A2I)
2,000,000	g	Verizon Owner Trust		2.060	09/20/21	2,005,226
		Series - 2017 1A (Class A)
32

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$9,000,000	g	Verizon Owner Trust		1.920%	12/20/21	$8,991,901
		Series - 2017 2A (Class A)
2,000,000	g,i	VOLT LIX LLC (Step Bond)		5.375	05/25/47	1,989,466
		Series - 2017 NPL6 (Class A2)
70,470	g	Wachovia Loan Trust	LIBOR 1 M + 0.360%	1.597	05/25/35	70,054
		Series - 2005 SD1 (Class A)
5,390,000	g	Wendys Funding LLC		3.371	06/15/45	5,438,348
		Series - 2015 1A (Class A2I)
1,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	988,217
		Series - 2016 A (Class A)
2,000,000		World Omni Auto Receivables Trust		2.240	06/15/23	2,008,492
		Series - 2017 A (Class A4)
2,500,000		World Omni Automobile Lease Securitization Trust		1.610	01/15/22	2,492,076
		Series - 2016 A (Class A4)
		TOTAL ASSET BACKED				480,135,309

OTHER MORTGAGE BACKED - 16.2%
1,177,250	g	7 WTC Depositor LLC Trust		4.082	03/13/31	1,185,712
		Series - 2012 7WTC (Class A)
1,343,934	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	2.955	10/25/34	1,329,385
		Series - 2004 3 (Class 4A)
457,974	i	Banc of America Commercial Mortgage Trust		5.914	05/10/45	457,375
		Series - 2006 2 (Class C)
171,241	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	172,123
		Series - 2007 1 (Class AM)
8,485,965		Banc of America Commercial Mortgage Trust		1.559	07/15/49	8,422,755
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust		3.366	02/15/50	6,187,555
		Series - 2017 BNK3 (Class ASB)
2,085,000	g,i	Banc of America Commercial Mortgage Trust		5.821	02/10/51	2,079,261
		Series - 2007 4 (Class E)
3,658,000	g,i	Banc of America Commercial Mortgage Trust		6.000	02/10/51	3,648,825
		Series - 2007 4 (Class D)
6,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	6,008,460
		Series - 2007 5 (Class B)
20,000,000		BANK		3.254	07/15/60	20,209,912
		Series - 2017 BNK6 (Class A4)
7,500,000		BANK 2017-BNK6 Class A-SB		3.289	07/15/60	7,694,880
		Series - 2017 BNK6 (Class ASB)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.471	02/11/41	1,940,116
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.887	11/11/41	1,034,589
		Series - 2004 PWR6 (Class G)
1,154,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.759	02/13/42	1,195,754
		Series - 2005 T18 (Class F)
9,826,000	i	Bear Stearns Commercial Mortgage Securities Trust		6.120	09/11/42	9,821,565
		Series - 2007 T28 (Class AJ)

33

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$623,668	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.387%	02/13/46	$629,330
		Series - 2004 T16 (Class G)
2,500,000	i	CD Mortgage Trust		6.122	11/15/44	2,515,109
		Series - 2007 CD5 (Class B)
9,000,000		CD Mortgage Trust		3.453	02/10/50	9,343,514
		Series - 2017 CD3 (Class AAB)
22,068,000	i	CD Mortgage Trust		3.684	08/15/50	22,655,000
		Series - 2017 CD5 (Class AS)
21,000,000		CGMS Commercial Mortgage Trust		3.197	08/15/50	21,086,489
		Series - 2017 B1 (Class A3)
1,116,131	i	CHL Mortgage Pass-Through Trust		3.358	02/20/35	1,126,203
		Series - 2004 HYB9 (Class 1A1)
3,959,852	g,i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.180%	1.414	05/25/37	3,848,572
		Series - 2015 8 (Class 1A1)
8,615,915	i	COBALT CMBS Commercial Mortgage Trust		5.771	05/15/46	8,743,431
		Series - 2007 C3 (Class AJ)
2,095,000		COMM Mortgage Trust		3.040	02/10/48	2,141,861
		Series - 2015 LC19 (Class ASB)
8,068,737	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	3.387	09/25/28	8,157,123
		Series - 2016 C02 (Class 1M1)
4,568,459	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	3.237	10/25/28	4,645,775
		Series - 2016 C03 (Class 1M1)
13,515,403	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	2.587	01/25/29	13,587,845
		Series - 2016 C05 (Class 2M1)
14,926,135	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	2.687	01/25/29	15,064,928
		Series - 2016 C04 (Class 1M1)
14,857,341	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.537	04/25/29	15,030,521
		Series - 2016 C06 (Class 1M1)
38,328,996	g,i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.530	07/25/29	38,693,662
		Series - 2017 C01 (Class 1M1)
14,366,601	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.187	10/25/29	14,436,068
		Series - 2017 C03 (Class 1M1)
4,676,346	i	Connecticut Avenue Securities	LIBOR 1 M + 0.550%	1.787	01/25/30	4,674,485
		Series - 2017 C05 (Class 1M1)
195,037	i	Credit Suisse Commercial Mortgage Trust		5.903	09/15/39	196,014
		Series - 2007 C4 (Class A1AJ)
477,081	i	Credit Suisse Commercial Mortgage Trust		5.625	01/15/49	488,992
		Series - 2007 C2 (Class AJ)
150,000	i	Credit Suisse First Boston Mortgage Securities Corp		5.100	08/15/38	151,186
		Series - 2005 C5 (Class F)
5,500,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	5,653,733
		Series - 2016 C7 (Class ASB)
10,110,000	g,i	DBUBS Mortgage Trust		5.685	11/10/46	10,979,160
		Series - 2011 LC1A (Class C)
3,884,546	i	GE Capital Commercial Mortgage Corp		5.900	11/10/45	3,934,575
		Series - 2005 C4 (Class AJ)
750,000	i	GE Commercial Mortgage Corp		5.606	12/10/49	763,019
		Series - 2007 C1 (Class AM)
34

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$7,000,000	g	GRACE Mortgage Trust		3.369%	06/10/28	$7,241,175
		Series - 2014 GRCE (Class A)
1,000,000	g	GS Mortgage Securities Corp II		2.933	06/05/31	1,013,766
		Series - 2012 SHOP (Class A)
1,344,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	1,401,254
		Series - 2012 ALOH (Class A)
3,227,251		GS Mortgage Securities Trust		1.478	05/10/49	3,186,798
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust		3.467	03/10/50	8,302,129
		Series - 2017 GS5 (Class AAB)
20,000,000		GS Mortgage Securities Trust		3.167	08/10/50	19,995,052
		Series - 2017 GS7 (Class A3)
3,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	3,368,113
		Series - 2016 10HY (Class C)
3,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,924,699
		Series - 2016 10HY (Class B)
292,819	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.897	03/25/35	280,273
		Series - 2004 11 (Class 2A1)
10,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.802	02/15/46	9,936,509
		Series - 2011 C3 (Class E)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.802	02/15/46	7,320,693
		Series - 2011 C3 (Class D)
20,000,000		JPMBB Commercial Mortgage Securities Trust		3.493	08/15/47	20,716,716
		Series - 2014 C21 (Class A4)
31,558,000		JPMCC Commercial Mortgage Securities Trust		3.195	09/15/50	31,744,429
		Series - 2017 JP7 (Class A4)
1,697,292	i	LB-UBS Commercial Mortgage Trust		5.737	03/15/39	1,715,651
		Series - 2006 C3 (Class C)
159,056	i	LB-UBS Commercial Mortgage Trust		5.533	02/15/40	158,956
		Series - 2007 C1 (Class C)
7,500,000	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	7,494,957
		Series - 2007 C1 (Class D)
612,624	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	612,438
		Series - 2007 C6 (Class AM)
2,816,272	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.039	07/25/47	2,822,434
		Series - 2015 A (Class A)
25,000,000	g,i	MAD Mortgage Trust		3.294	08/15/34	25,272,228
		Series - 2017 330M (Class A)
1,000,000	g,i	MAD Mortgage Trust		3.478	08/15/34	1,010,914
		Series - 2017 330M (Class B)
580,000	i	Merrill Lynch Mortgage Trust		6.665	02/12/51	582,714
		Series - 0 C1 (Class AJA)
7,854,300	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	7,976,976
		Series - 2007 6 (Class AM)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.069	02/15/48	143,282
		Series - 2015 C20 (Class ASB)
2,262,837	i	Morgan Stanley Capital I Trust		5.389	11/12/41	2,264,359
		Series - 2006 HQ10 (Class AJ)
4,033,918	i	Morgan Stanley Capital I Trust		6.150	06/11/42	4,205,978
		Series - 2007 T27 (Class AJ)

35

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000	i	Morgan Stanley Capital I Trust		5.815%	04/12/49	$4,994,000
		Series - 2007 HQ12 (Class D)
258,566	i	Morgan Stanley Capital I Trust		5.861	04/12/49	258,256
		Series - 2007 HQ12 (Class C)
6,609,359	i	Morgan Stanley Capital I Trust		5.907	06/11/49	6,630,884
		Series - 2007 IQ15 (Class AJ)
13,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	12,869,645
		Series - 2016 UB11 (Class ASB)
4,907,000	i	Morgan Stanley Capital I Trust		6.115	12/12/49	4,606,446
		Series - 2007 IQ16 (Class AJ)
12,000,000	g	MSSG Trust 2017-237P		3.865	09/13/39	11,687,509
		Series - 2017 237P (Class D)
10,799,336	g,i	Sequoia Mortgage Trust		3.500	03/25/47	11,085,605
		Series - 2017 2 (Class A1)
7,095,145	g,i	Sequoia Mortgage Trust		3.500	03/25/47	7,262,825
		Series - 2017 2 (Class A4)
13,460,912	g,i	Sequoia Mortgage Trust		3.500	04/25/47	13,762,208
		Series - 2017 3 (Class A4)
4,879,052	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,991,309
		Series - 2017 5 (Class A4)
17,005,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.437	09/25/24	17,561,089
		Series - 2014 HQ2 (Class M2)
125,418	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.400%	3.637	01/25/25	125,611
		Series - 2015 DN1 (Class M2)
4,154,754	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.437	03/25/25	4,189,603
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.037	03/25/25	1,884,569
		Series - 2015 HQ1 (Class M3)
135,349	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.337	05/25/25	135,414
		Series - 2015 HQ2 (Class M1)
3,475,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	3.187	05/25/25	3,536,294
		Series - 2015 HQ2 (Class M2)
6,315,393	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.600%	3.837	12/25/27	6,449,619
		Series - 2015 DNA2 (Class M2)
5,894,547	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.650%	3.887	03/25/28	6,023,843
		Series - 2015 HQA1 (Class M2)
673,062	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.450%	2.687	07/25/28	675,000
		Series - 2016 DNA1 (Class M1)
2,754,504	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.250%	2.487	10/25/28	2,757,020
		Series - 2016 DNA2 (Class M1)
4,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.437	10/25/28	4,319,254
		Series - 2016 DNA2 (Class M2)
36

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$9,972,573	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.337%	12/25/28	$9,996,577
		Series - 2016 DNA3 (Class M1)
6,482,309	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	2.037	03/25/29	6,486,716
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	2.537	03/25/29	2,784,375
		Series - 2016 DNA4 (Class M2)
9,761,153	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	2.437	07/25/29	9,869,758
		Series - 2017 DNA1 (Class M1)
29,000,000	h,i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	1.984	03/25/30	29,047,577
		Series - 2017 DNA3 (Class M1)
13,250,000	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	13,253,532
		Series - 2017 NPL9 (Class A1)
5,000,000	g	VSE VOI Mortgage LLC		2.330	03/20/35	4,972,541
		Series - 2017 A (Class A)
3,807,122	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	3,849,323
		Series - 2006 C27 (Class AJ)
80,418	i	Wachovia Bank Commercial Mortgage Trust		5.818	05/15/46	80,396
		Series - 2007 C34 (Class AM)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	1,998,046
		Series - 2007 C34 (Class B)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust		6.219	05/15/46	1,696,601
		Series - 2007 C34 (Class C)
23,750,038	i	Wachovia Bank Commercial Mortgage Trust		6.274	05/15/46	24,121,268
		Series - 2007 C34 (Class AJ)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust		6.148	04/15/47	1,775,008
		Series - 2007 C31 (Class C)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust		5.750	06/15/49	4,138,468
		Series - 2007 C32 (Class B)
2,902,846	i	Wachovia Bank Commercial Mortgage Trust		5.750	06/15/49	2,957,362
		Series - 2007 C32 (Class AJ)
1,553,272	i	Wachovia Bank Commercial Mortgage Trust		5.953	02/15/51	1,551,939
		Series - 2007 C33 (Class AM)
2,000,000		Wells Fargo Commercial Mortgage Trust		2.827	11/15/49	2,004,469
		Series - 2016 NXS6 (Class ASB)
1,180,000		Wells Fargo Commercial Mortgage Trust		3.467	04/15/50	1,189,292
		Series - 2015 LC20 (Class AS)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.157	09/15/50	10,018,140
		Series - 2017 C39 (Class A4)
2,000,000		Wells Fargo Commercial Mortgage Trust		3.185	03/15/59	2,049,091
		Series - 2016 C33 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust		2.933	11/15/59	2,015,544
		Series - 2016 C36 (Class ASB)
		TOTAL OTHER MORTGAGE BACKED				713,289,381

		TOTAL STRUCTURED ASSETS				1,193,424,690
		(Cost $1,194,314,587)

		TOTAL BONDS				4,274,177,732
		(Cost $4,249,368,508)

37

TIAA-CREF FUNDS - Bond Fund

SHARES			COMPANY	RATE	MATURITY DATE	VALUE
COMMON STOCKS - 0.0%

ENERGY - 0.0%
	7,951	*	Peabody Energy Corp			$230,658
			TOTAL ENERGY			230,658
			TOTAL COMMON STOCKS			230,658
			(Cost $109,354)

PREFERRED STOCKS - 0.0%

ENERGY - 0.0%
	890	*	Peabody Energy Corp			55,812
			TOTAL ENERGY			55,812
			TOTAL PREFERRED STOCKS			55,812
			(Cost $22,130)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 1.8%

TREASURY DEBT - 1.8%
EGP	40,000,000		Egypt Treasury Bills	0.000%	12/12/17	2,187,807
	$25,540,000	j	United States Treasury Bill	0.860	10/05/17	25,538,463
	26,785,000		United States Treasury Bill	0.961	10/12/17	26,778,148
	22,600,000		United States Treasury Bill	0.971	10/26/17	22,585,875
			TOTAL TREASURY DEBT			77,090,293

			TOTAL SHORT-TERM INVESTMENTS			77,090,293
			(Cost $77,042,186)

			TOTAL INVESTMENTS - 100.4%			4,412,178,887
			(Cost $4,387,752,730)
			OTHER ASSETS & LIABILITIES, NET - (0.4)%			(15,433,572)
			NET ASSETS - 100.0%			$4,396,745,315

Abbreviation(s):
BRL	Brazilian real
DGS5	5-Year Treasury Constant Maturity Rate
EGP	Egyptian pound
ICE	Intercontinental Exchange
IDR	Indonesian rupiah
ISR	Intercontinental Exchange Swap Rate
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican peso
PEN	Peruvian neuvo sol
REIT	Real Estate Investment Trust
UYU	Uruguayan peso
W	Week
Y	Year
ZAR	South American rand
38

TIAA-CREF FUNDS - Bond Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2017, the aggregate value of these securities was $884,962,967 or 20.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
39

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2017

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 26.0%

AUTOMOBILES & COMPONENTS - 0.1%
$200,000	BorgWarner, Inc	3.375%	03/15/25	$201,377
200,000	BorgWarner, Inc	4.375	03/15/45	201,452
100,000	Delphi Automotive plc	3.150	11/19/20	102,296
250,000	Delphi Automotive plc	4.250	01/15/26	266,569
100,000	Delphi Automotive plc	4.400	10/01/46	101,329
600,000	Delphi Corp	4.150	03/15/24	636,359
425,000	Ford Motor Co	4.346	12/08/26	441,645
500,000	Ford Motor Co	7.450	07/16/31	647,227
1,050,000	Ford Motor Co	4.750	01/15/43	1,028,890
750,000	Ford Motor Co	5.291	12/08/46	782,124
350,000	General Motors Co	4.200	10/01/27	354,949
500,000	General Motors Co	6.600	04/01/36	592,967
500,000	General Motors Co	5.150	04/01/38	512,410
1,250,000	General Motors Co	6.250	10/02/43	1,427,839
350,000	General Motors Co	6.750	04/01/46	421,398
500,000	General Motors Co	5.400	04/01/48	518,040
175,000	Harley-Davidson, Inc	3.500	07/28/25	179,658
200,000	Harley-Davidson, Inc	4.625	07/28/45	211,524
750,000	Honeywell International, Inc	1.400	10/30/19	745,246
750,000	Honeywell International, Inc	1.850	11/01/21	740,761
500,000	Honeywell International, Inc	3.350	12/01/23	524,893
1,000,000	Honeywell International, Inc	2.500	11/01/26	958,230
282,000	Honeywell International, Inc	5.700	03/15/37	357,137
150,000	Lear Corp	3.800	09/15/27	149,365
300,000	Magna International, Inc	3.625	06/15/24	309,628
100,000	Magna International, Inc	4.150	10/01/25	106,475
	TOTAL AUTOMOBILES & COMPONENTS			12,519,788

BANKS - 4.0%
300,000	Australia & New Zealand Banking Group Ltd	2.000	11/16/18	300,986
400,000	Australia & New Zealand Banking Group Ltd	1.600	07/15/19	397,541
500,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	500,616
300,000	Australia & New Zealand Banking Group Ltd	2.125	08/19/20	299,685
300,000	Australia & New Zealand Banking Group Ltd	2.700	11/16/20	304,602
750,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	747,185
500,000	Australia & New Zealand Banking Group Ltd	2.550	11/23/21	500,144
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	300,291
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	211,738
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	356,844
400,000	Banco Santander S.A.	3.500	04/11/22	409,530
400,000	Banco Santander S.A.	4.250	04/11/27	414,973
200,000	Bancolombia S.A.	5.950	06/03/21	221,040
40

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Bank of NV Scotia	2.150%	07/14/20	$1,002,532
500,000	Bank of NV Scotia	2.700	03/07/22	504,836
750,000	Bank of NV Scotia	2.450	09/19/22	746,295
2,525,000	Bank of America Corp	2.600	01/15/19	2,545,160
2,750,000	Bank of America Corp	2.650	04/01/19	2,774,496
1,000,000	Bank of America Corp	2.625	10/19/20	1,010,487
200,000	Bank of America Corp	2.151	11/09/20	199,398
2,300,000	Bank of America Corp	5.875	01/05/21	2,546,632
1,750,000	Bank of America Corp	2.625	04/19/21	1,763,124
500,000	Bank of America Corp	2.369	07/21/21	499,945
1,000,000	Bank of America Corp	2.328	10/01/21	998,745
750,000	Bank of America Corp	2.503	10/21/22	742,700
2,225,000	Bank of America Corp	3.300	01/11/23	2,278,661
750,000	Bank of America Corp	3.124	01/20/23	761,469
1,000,000	Bank of America Corp	2.816	07/21/23	999,994
3,500,000	Bank of America Corp	4.125	01/22/24	3,723,907
750,000	Bank of America Corp	4.000	04/01/24	792,097
1,475,000	Bank of America Corp	4.200	08/26/24	1,550,121
750,000	Bank of America Corp	4.000	01/22/25	775,830
3,550,000	Bank of America Corp	3.950	04/21/25	3,655,189
2,000,000	Bank of America Corp	3.875	08/01/25	2,094,274
1,000,000	Bank of America Corp	3.093	10/01/25	998,828
750,000	Bank of America Corp	4.450	03/03/26	791,435
1,000,000	Bank of America Corp	3.500	04/19/26	1,016,469
400,000	Bank of America Corp	4.250	10/22/26	418,305
750,000	Bank of America Corp	3.248	10/21/27	734,638
1,000,000	Bank of America Corp	4.183	11/25/27	1,036,055
750,000	Bank of America Corp	3.824	01/20/28	769,889
1,000,000	Bank of America Corp	3.593	07/21/28	1,007,944
1,500,000	Bank of America Corp	5.000	01/21/44	1,737,715
1,000,000	Bank of America Corp	4.875	04/01/44	1,145,274
1,500,000	Bank of America Corp	4.443	01/20/48	1,624,413
700,000	Bank of America NA	2.050	12/07/18	702,276
500,000	Bank of Montreal	1.800	07/31/18	500,930
500,000	Bank of Montreal	1.750	09/11/19	498,509
425,000	Bank of Montreal	2.100	12/12/19	426,469
500,000	Bank of Montreal	2.100	06/15/20	501,066
1,000,000	Bank of Montreal	1.900	08/27/21	986,167
500,000	Bank of Montreal	2.350	09/11/22	495,269
400,000	Bank of Montreal	2.550	11/06/22	400,824
500,000	Bank of Nova Scotia	2.050	10/30/18	502,033
300,000	Bank of Nova Scotia	1.950	01/15/19	300,967
700,000	Bank of Nova Scotia	1.650	06/14/19	698,034
1,000,000	Bank of Nova Scotia	2.125	09/11/19	1,002,974
500,000	Bank of Nova Scotia	2.350	10/21/20	503,416
200,000	Bank of Nova Scotia	4.375	01/13/21	212,983
300,000	Bank of Nova Scotia	2.450	03/22/21	301,775
1,000,000	Bank of Nova Scotia	1.875	04/26/21	987,519
800,000	Bank of Nova Scotia	2.800	07/21/21	814,695
500,000	Bank of Nova Scotia	4.500	12/16/25	526,720
300,000	Barclays plc	2.875	06/08/20	303,002
600,000	Barclays plc	3.250	01/12/21	610,920
2,000,000	Barclays plc	3.200	08/10/21	2,030,280
41

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	Barclays plc	3.684%	01/10/23	$1,537,951
1,225,000	Barclays plc	3.650	03/16/25	1,227,689
600,000	Barclays plc	4.375	01/12/26	626,819
1,500,000	Barclays plc	5.200	05/12/26	1,601,871
500,000	Barclays plc	4.337	01/10/28	516,037
750,000	Barclays plc	4.836	05/09/28	777,127
500,000	Barclays plc	5.250	08/17/45	569,940
500,000	Barclays plc	4.950	01/10/47	546,111
200,000	BB&T Corp	2.050	06/19/18	200,560
1,000,000	BB&T Corp	2.250	02/01/19	1,006,050
400,000	BB&T Corp	6.850	04/30/19	430,035
300,000	BB&T Corp	2.625	06/29/20	304,837
300,000	BB&T Corp	2.850	04/01/21	305,934
500,000	BB&T Corp	2.050	05/10/21	497,864
200,000	BB&T Corp	3.950	03/22/22	210,987
750,000	BB&T Corp	2.750	04/01/22	762,749
500,000	BB&T Corp	3.800	10/30/26	526,483
500,000	BPCE S.A.	2.500	12/10/18	504,063
300,000	BPCE S.A.	2.500	07/15/19	302,670
500,000	BPCE S.A.	2.250	01/27/20	501,295
300,000	BPCE S.A.	2.650	02/03/21	302,622
400,000	BPCE S.A.	2.750	12/02/21	404,368
500,000	BPCE S.A.	4.000	04/15/24	531,310
300,000	BPCE S.A.	3.375	12/02/26	305,710
500,000	Branch Banking & Trust Co	1.450	05/10/19	497,114
500,000	Branch Banking & Trust Co	2.100	01/15/20	502,383
500,000	Branch Banking & Trust Co	2.625	01/15/22	507,817
250,000	Branch Banking & Trust Co	3.625	09/16/25	259,947
500,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	497,078
300,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	299,870
1,000,000	Canadian Imperial Bank of Commerce	2.550	06/16/22	1,001,085
400,000	Capital One Bank USA NA	2.150	11/21/18	400,994
300,000	Capital One Bank USA NA	2.250	02/13/19	300,841
300,000	Capital One Bank USA NA	2.300	06/05/19	300,815
800,000	Capital One Bank USA NA	2.400	09/05/19	803,503
900,000	Capital One Bank USA NA	2.950	07/23/21	911,825
500,000	Capital One Bank USA NA	2.650	08/08/22	496,737
972,000	Capital One Bank USA NA	3.375	02/15/23	986,094
1,000,000	Capital One NA	2.250	09/13/21	986,107
500,000	CitiBank NA	2.000	03/20/19	501,621
750,000	CitiBank NA	1.850	09/18/19	749,809
750,000	CitiBank NA	2.100	06/12/20	751,150
500,000	Citigroup, Inc	2.150	07/30/18	501,422
300,000	Citigroup, Inc	2.500	09/26/18	301,815
500,000	Citigroup, Inc	2.050	12/07/18	500,606
500,000	Citigroup, Inc	2.550	04/08/19	504,259
1,000,000	Citigroup, Inc	2.050	06/07/19	1,000,668
500,000	Citigroup, Inc	2.450	01/10/20	503,567
4,250,000	Citigroup, Inc	2.700	03/30/21	4,296,420
1,250,000	Citigroup, Inc	2.350	08/02/21	1,243,183
750,000	Citigroup, Inc	2.900	12/08/21	759,043
2,700,000	Citigroup, Inc	4.500	01/14/22	2,903,752
42

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,600,000	Citigroup, Inc	3.500%	05/15/23	$3,666,217
1,000,000	Citigroup, Inc	2.876	07/24/23	1,000,971
500,000	Citigroup, Inc	4.000	08/05/24	517,443
750,000	Citigroup, Inc	3.875	03/26/25	767,122
1,000,000	Citigroup, Inc	3.300	04/27/25	1,007,147
525,000	Citigroup, Inc	4.400	06/10/25	553,786
1,000,000	Citigroup, Inc	3.700	01/12/26	1,024,878
750,000	Citigroup, Inc	4.600	03/09/26	798,180
1,000,000	Citigroup, Inc	3.400	05/01/26	1,001,763
1,000,000	Citigroup, Inc	3.200	10/21/26	985,225
1,100,000	Citigroup, Inc	4.300	11/20/26	1,145,272
1,250,000	Citigroup, Inc	4.450	09/29/27	1,321,881
500,000	Citigroup, Inc	3.887	01/10/28	513,082
1,000,000	Citigroup, Inc	3.668	07/24/28	1,007,426
1,200,000	Citigroup, Inc	4.125	07/25/28	1,236,382
200,000	Citigroup, Inc	5.875	01/30/42	254,747
225,000	Citigroup, Inc	6.675	09/13/43	304,666
525,000	Citigroup, Inc	4.650	07/30/45	580,863
2,800,000	Citigroup, Inc	4.750	05/18/46	3,042,203
300,000	Citizens Bank NA	2.300	12/03/18	301,103
300,000	Citizens Bank NA	2.450	12/04/19	302,261
750,000	Citizens Bank NA	2.250	03/02/20	750,886
250,000	Citizens Bank NA	2.200	05/26/20	249,917
150,000	Citizens Bank NA	2.550	05/13/21	150,594
350,000	Citizens Bank NA	2.650	05/26/22	349,980
100,000	Citizens Financial Group, Inc	2.375	07/28/21	99,342
300,000	Citizens Financial Group, Inc	4.300	12/03/25	313,923
200,000	Comerica Bank	4.000	07/27/25	206,465
600,000	Comerica, Inc	2.500	06/02/20	603,166
500,000	Commonwealth Bank of Australia	1.750	11/02/18	500,232
1,250,000	Commonwealth Bank of Australia	2.250	03/13/19	1,257,531
500,000	Commonwealth Bank of Australia	2.050	03/15/19	501,476
500,000	Commonwealth Bank of Australia	2.300	09/06/19	503,863
500,000	Commonwealth Bank of Australia	2.400	11/02/20	502,409
300,000	Commonwealth Bank of Australia	2.550	03/15/21	301,930
250,000	Compass Bank	2.875	06/29/22	248,739
500,000	Compass Bank	3.875	04/10/25	498,778
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	1,511,026
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	503,434
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,589,754
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,540,932
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	501,636
1,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,307,781
500,000	Cooperatieve Rabobank UA	1.375	08/09/19	495,738
500,000	Cooperatieve Rabobank UA	4.500	01/11/21	535,556
1,000,000	Cooperatieve Rabobank UA	2.500	01/19/21	1,010,102
625,000	Cooperatieve Rabobank UA	2.750	01/10/22	633,739
350,000	Cooperatieve Rabobank UA	3.750	07/21/26	354,948
350,000	Cooperatieve Rabobank UA	5.250	05/24/41	428,195
250,000	Deutsche Bank AG	2.850	05/10/19	252,471
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,300,000	Deutsche Bank AG	3.125%	01/13/21	$2,323,768
500,000	Deutsche Bank AG	3.375	05/12/21	509,255
1,800,000	Deutsche Bank AG	4.100	01/13/26	1,850,996
500,000	Deutsche Bank AG.	2.700	07/13/20	501,936
500,000	Discover Bank	2.600	11/13/18	503,222
300,000	Discover Bank	3.100	06/04/20	306,956
300,000	Discover Bank	3.200	08/09/21	305,998
900,000	Discover Bank	4.200	08/08/23	954,678
200,000	Discover Bank	4.250	03/13/26	206,845
825,000	Discover Bank	3.450	07/27/26	810,644
500,000	Fifth Third Bancorp	2.150	08/20/18	502,318
300,000	Fifth Third Bancorp	2.300	03/01/19	301,709
250,000	Fifth Third Bancorp	2.300	03/15/19	251,753
375,000	Fifth Third Bancorp	2.375	04/25/19	378,070
400,000	Fifth Third Bancorp	2.875	07/27/20	407,522
200,000	Fifth Third Bancorp	2.875	10/01/21	203,497
200,000	Fifth Third Bancorp	3.500	03/15/22	207,584
750,000	Fifth Third Bancorp	2.600	06/15/22	749,294
500,000	Fifth Third Bancorp	4.300	01/16/24	529,477
600,000	Fifth Third Bancorp	3.850	03/15/26	616,170
140,000	Fifth Third Bancorp	8.250	03/01/38	212,761
500,000	Fifth Third Bank	1.625	09/27/19	496,864
300,000	Fifth Third Bank	2.250	06/14/21	299,935
200,000	First Horizon National Corp	3.500	12/15/20	205,878
250,000	First Republic Bank	2.375	06/17/19	251,019
500,000	First Republic Bank	2.500	06/06/22	496,538
175,000	First Republic Bank	4.375	08/01/46	173,818
750,000	HSBC Bank USA NA	4.875	08/24/20	806,577
266,000	HSBC Bank USA NA	5.875	11/01/34	331,505
33,000	HSBC Bank USA NA	7.000	01/15/39	47,155
950,000	HSBC Holdings plc	3.400	03/08/21	979,364
400,000	HSBC Holdings plc	2.950	05/25/21	406,130
1,000,000	HSBC Holdings plc	2.650	01/05/22	1,001,967
150,000	HSBC Holdings plc	4.875	01/14/22	163,826
400,000	HSBC Holdings plc	3.262	03/13/23	408,157
1,750,000	HSBC Holdings plc	3.600	05/25/23	1,820,508
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,410,922
1,000,000	HSBC Holdings plc	4.250	08/18/25	1,039,447
1,225,000	HSBC Holdings plc	4.300	03/08/26	1,315,721
900,000	HSBC Holdings plc	3.900	05/25/26	941,560
250,000	HSBC Holdings plc	4.375	11/23/26	260,639
1,500,000	HSBC Holdings plc	4.041	03/13/28	1,565,798
2,325,000	HSBC Holdings plc	6.500	09/15/37	3,074,436
550,000	HSBC Holdings plc	6.100	01/14/42	732,692
1,175,000	HSBC Holdings plc	5.250	03/14/44	1,379,940
750,000	HSBC USA, Inc	2.625	09/24/18	757,109
500,000	HSBC USA, Inc	2.250	06/23/19	502,949
750,000	HSBC USA, Inc	2.375	11/13/19	755,242
2,500,000	HSBC USA, Inc	2.350	03/05/20	2,515,581
750,000	HSBC USA, Inc	2.750	08/07/20	763,800
1,000,000	HSBC USA, Inc	3.500	06/23/24	1,030,036
200,000	Huntington Bancshares, Inc	2.600	08/02/18	201,334
500,000	Huntington Bancshares, Inc	3.150	03/14/21	512,534
500,000	Huntington Bancshares, Inc	2.300	01/14/22	495,081
400,000	Huntington National Bank	2.375	03/10/20	402,265
44

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,100,000	Huntington National Bank	2.875%	08/20/20	$1,119,481
500,000	Huntington National Bank	2.500	08/07/22	497,047
750,000	Industrial & Commercial Bank of China Ltd	2.351	11/13/17	750,379
300,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	299,567
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	253,733
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,308,219
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	298,261
250,000	Industrial & Commercial Bank of China Ltd	2.452	10/20/21	246,648
750,000	ING Groep NV	3.150	03/29/22	764,056
250,000	ING Groep NV	3.950	03/29/27	260,642
500,000	Intesa Sanpaolo S.p.A	3.875	01/15/19	510,379
500,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	550,994
1,000,000	JPMorgan Chase & Co	2.350	01/28/19	1,007,395
500,000	JPMorgan Chase & Co	1.850	03/22/19	500,342
1,000,000	JPMorgan Chase & Co	2.200	10/22/19	1,005,838
1,750,000	JPMorgan Chase & Co	2.250	01/23/20	1,759,016
1,750,000	JPMorgan Chase & Co	2.750	06/23/20	1,782,914
700,000	JPMorgan Chase & Co	4.400	07/22/20	743,309
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,928,931
1,000,000	JPMorgan Chase & Co	2.550	10/29/20	1,011,126
2,000,000	JPMorgan Chase & Co	2.550	03/01/21	2,019,558
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	1,003,175
325,000	JPMorgan Chase & Co	2.295	08/15/21	324,673
1,950,000	JPMorgan Chase & Co	4.350	08/15/21	2,088,250
500,000	JPMorgan Chase & Co	4.500	01/24/22	541,611
3,150,000	JPMorgan Chase & Co	3.250	09/23/22	3,251,968
750,000	JPMorgan Chase & Co	2.972	01/15/23	761,401
2,350,000	JPMorgan Chase & Co	3.200	01/25/23	2,409,320
1,750,000	JPMorgan Chase & Co	3.375	05/01/23	1,785,877
500,000	JPMorgan Chase & Co	2.700	05/18/23	499,957
1,000,000	JPMorgan Chase & Co	3.625	05/13/24	1,042,567
2,100,000	JPMorgan Chase & Co	3.875	09/10/24	2,185,140
750,000	JPMorgan Chase & Co	3.220	03/01/25	759,862
1,600,000	JPMorgan Chase & Co	3.900	07/15/25	1,684,227
750,000	JPMorgan Chase & Co	3.300	04/01/26	751,931
1,000,000	JPMorgan Chase & Co	3.200	06/15/26	992,257
500,000	JPMorgan Chase & Co	2.950	10/01/26	489,146
1,000,000	JPMorgan Chase & Co	4.125	12/15/26	1,046,877
650,000	JPMorgan Chase & Co	4.250	10/01/27	686,810
500,000	JPMorgan Chase & Co	3.625	12/01/27	500,946
1,000,000	JPMorgan Chase & Co	3.782	02/01/28	1,026,148
1,000,000	JPMorgan Chase & Co	3.882	07/24/38	1,006,062
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,173,291
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,222,031
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	2,046,883
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	2,149,851
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	1,018,095
750,000	JPMorgan Chase & Co	6.000	12/30/49	815,625
750,000	JPMorgan Chase Bank NA	1.650	09/23/19	747,156
200,000	KeyBank NA	2.350	03/08/19	201,615
790,000	KeyBank NA	1.600	08/22/19	785,672
250,000	KeyBank NA	2.500	12/15/19	252,874
175,000	KeyBank NA	2.250	03/16/20	175,632
500,000	KeyBank NA	2.500	11/22/21	503,307
300,000	KeyBank NA	3.180	05/22/22	305,499
45

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	KeyBank NA	2.400%	06/09/22	$298,814
300,000	KeyBank NA	2.300	09/14/22	297,174
500,000	KeyBank NA	3.300	06/01/25	508,376
300,000	KeyBank NA	3.400	05/20/26	298,429
400,000	KeyCorp	2.300	12/13/18	402,113
200,000	KeyCorp	2.900	09/15/20	204,305
150,000	KeyCorp	5.100	03/24/21	163,443
800,000	Lloyds Bank plc	2.700	08/17/20	812,899
850,000	Lloyds Banking Group plc	3.100	07/06/21	864,075
300,000	Lloyds Banking Group plc	3.000	01/11/22	302,402
2,500,000	Lloyds Banking Group plc	4.500	11/04/24	2,625,588
300,000	Lloyds Banking Group plc	4.650	03/24/26	317,071
300,000	Lloyds Banking Group plc	3.750	01/11/27	305,104
200,000	Lloyds Banking Group plc	5.300	12/01/45	233,963
650,000	Manufacturers & Traders Trust Co	2.300	01/30/19	653,389
300,000	Manufacturers & Traders Trust Co	2.250	07/25/19	301,487
150,000	Manufacturers & Traders Trust Co	2.100	02/06/20	150,125
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	249,560
500,000	Manufacturers & Traders Trust Co	2.500	05/18/22	501,596
100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	99,130
100,000	Manufacturers & Traders Trust Co	3.400	08/17/27	100,183
1,125,000	Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	1,143,445
500,000	Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	493,832
400,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	405,392
500,000	Mitsubishi UFJ Financial Group, Inc	2.665	07/25/22	499,216
350,000	Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	344,333
1,600,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,663,904
300,000	Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	288,404
400,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	412,965
500,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	497,671
750,000	Mizuho Financial Group, Inc	2.273	09/13/21	738,472
200,000	Mizuho Financial Group, Inc	2.953	02/28/22	201,775
300,000	Mizuho Financial Group, Inc	2.601	09/11/22	297,460
750,000	Mizuho Financial Group, Inc	2.839	09/13/26	723,454
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	205,298
300,000	Mizuho Financial Group, Inc	3.170	09/11/27	293,856
500,000	MUFG Americas Holdings Corp	2.250	02/10/20	500,850
200,000	MUFG Americas Holdings Corp	3.000	02/10/25	197,062
350,000	National Australia Bank Ltd	1.875	07/23/18	350,793
300,000	National Australia Bank Ltd	2.300	07/25/18	301,717
300,000	National Australia Bank Ltd	2.000	01/14/19	300,798
500,000	National Australia Bank Ltd	1.375	07/12/19	496,292
500,000	National Australia Bank Ltd	2.250	01/10/20	502,180
500,000	National Australia Bank Ltd	2.125	05/22/20	500,011
350,000	National Australia Bank Ltd	2.625	07/23/20	354,569
300,000	National Australia Bank Ltd	2.625	01/14/21	301,587
500,000	National Australia Bank Ltd	1.875	07/12/21	490,481
500,000	National Australia Bank Ltd	2.800	01/10/22	505,478
500,000	National Australia Bank Ltd	2.500	05/22/22	499,183
200,000	National Australia Bank Ltd	3.000	01/20/23	203,842
300,000	National Australia Bank Ltd	3.375	01/14/26	305,037
500,000	National Australia Bank Ltd	2.500	07/12/26	475,491
46

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	National Bank of Canada	2.100%	12/14/18	$400,910
400,000	National Bank of Canada	2.150	06/12/20	399,794
350,000	Northern Trust Corp	2.375	08/02/22	351,907
500,000	Northern Trust Corp	3.950	10/30/25	530,541
100,000	Northern Trust Corp	3.375	05/08/32	99,993
300,000	People’s United Bank	4.000	07/15/24	306,867
100,000	People’s United Financial, Inc	3.650	12/06/22	102,936
375,000	PNC Bank NA	1.850	07/20/18	375,580
300,000	PNC Bank NA	1.800	11/05/18	300,274
300,000	PNC Bank NA	1.700	12/07/18	299,638
150,000	PNC Bank NA	2.200	01/28/19	150,784
500,000	PNC Bank NA	1.950	03/04/19	501,295
800,000	PNC Bank NA	2.250	07/02/19	805,901
500,000	PNC Bank NA	1.450	07/29/19	496,653
600,000	PNC Bank NA	2.400	10/18/19	605,133
750,000	PNC Bank NA	2.000	05/19/20	749,366
300,000	PNC Bank NA	2.300	06/01/20	302,265
300,000	PNC Bank NA	2.600	07/21/20	304,505
300,000	PNC Bank NA	2.450	11/05/20	302,836
500,000	PNC Bank NA	2.150	04/29/21	497,841
500,000	PNC Bank NA	2.550	12/09/21	504,018
500,000	PNC Bank NA	2.625	02/17/22	505,133
500,000	PNC Bank NA	2.450	07/28/22	500,338
750,000	PNC Bank NA	2.700	11/01/22	755,293
500,000	PNC Bank NA	2.950	01/30/23	505,835
600,000	PNC Bank NA	2.950	02/23/25	600,841
550,000	PNC Bank NA	3.250	06/01/25	561,262
300,000	PNC Financial Services Group, Inc	3.900	04/29/24	315,660
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	300,574
150,000	PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	151,611
645,000	PNC Funding Corp	5.125	02/08/20	690,342
50,000	PNC Funding Corp	4.375	08/11/20	53,175
250,000	Regions Bank	2.250	09/14/18	251,051
1,350,000	Regions Financial Corp	3.200	02/08/21	1,379,308
500,000	Regions Financial Corp	2.750	08/14/22	498,987
500,000	Royal Bank of Canada	2.000	10/01/18	501,528
750,000	Royal Bank of Canada	2.000	12/10/18	752,082
600,000	Royal Bank of Canada	2.150	03/15/19	603,202
750,000	Royal Bank of Canada	1.625	04/15/19	747,609
300,000	Royal Bank of Canada	1.500	07/29/19	298,232
1,000,000	Royal Bank of Canada	2.200	09/23/19	1,004,889
750,000	Royal Bank of Canada	1.875	02/05/20	748,149
500,000	Royal Bank of Canada	2.125	03/02/20	502,103
250,000	Royal Bank of Canada	2.150	03/06/20	250,765
500,000	Royal Bank of Canada	2.100	10/14/20	499,947
500,000	Royal Bank of Canada	2.350	10/30/20	503,596
500,000	Royal Bank of Canada	2.500	01/19/21	504,286
750,000	Royal Bank of Canada	2.300	03/22/21	752,405
300,000	Royal Bank of Canada	2.750	02/01/22	305,032
1,000,000	Royal Bank of Canada	4.650	01/27/26	1,070,292
1,500,000	Royal Bank of Scotland Group plc	3.498	05/15/23	1,509,170
47

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Royal Bank of Scotland Group plc	3.875%	09/12/23	$1,022,918
750,000		Royal Bank of Scotland Group plc	4.800	04/05/26	802,322
400,000		Santander Holdings USA, Inc	2.700	05/24/19	403,117
250,000		Santander Holdings USA, Inc	2.650	04/17/20	251,104
1,150,000	g	Santander Holdings USA, Inc	3.700	03/28/22	1,171,348
250,000		Santander Holdings USA, Inc	4.500	07/17/25	260,386
250,000	g	Santander Holdings USA, Inc	4.400	07/13/27	255,128
400,000		Santander Issuances SAU	5.179	11/19/25	430,415
600,000		Santander UK Group Holdings plc	2.875	10/16/20	608,416
200,000		Santander UK Group Holdings plc	3.125	01/08/21	203,543
750,000		Santander UK Group Holdings plc	2.875	08/05/21	753,352
500,000		Santander UK Group Holdings plc	3.571	01/10/23	511,344
500,000		Santander UK plc	3.050	08/23/18	505,951
500,000		Santander UK plc	2.500	03/14/19	504,496
500,000		Santander UK plc	4.000	03/13/24	527,557
400,000		Skandinaviska Enskilda Banken AB	1.500	09/13/19	395,936
300,000		Skandinaviska Enskilda Banken AB	2.300	03/11/20	301,628
500,000		Skandinaviska Enskilda Banken AB	2.625	03/15/21	504,455
400,000		Skandinaviska Enskilda Banken AB	1.875	09/13/21	392,499
300,000		Skandinaviska Enskilda Banken AB	2.800	03/11/22	304,673
400,000		Societe Generale S.A.	2.625	10/01/18	403,415
250,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	250,498
500,000		Sumitomo Mitsui Banking Corp	1.762	10/19/18	499,969
300,000		Sumitomo Mitsui Banking Corp	2.450	01/10/19	302,071
500,000		Sumitomo Mitsui Banking Corp	2.050	01/18/19	501,707
500,000		Sumitomo Mitsui Banking Corp	2.250	07/11/19	502,109
500,000		Sumitomo Mitsui Banking Corp	2.650	07/23/20	506,192
300,000		Sumitomo Mitsui Banking Corp	2.450	10/20/20	300,678
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	255,271
800,000		Sumitomo Mitsui Banking Corp	3.000	01/18/23	808,047
300,000		Sumitomo Mitsui Banking Corp	3.950	01/10/24	317,391
500,000		Sumitomo Mitsui Banking Corp	3.400	07/11/24	511,834
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	259,099
500,000		Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	508,094
1,250,000		Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,228,906
425,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	422,769
700,000		Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	706,339
500,000		Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	501,238
1,000,000		Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	1,038,597
500,000		Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	475,516
500,000		Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	488,250
500,000		Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	505,335
500,000		Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	502,227
500,000		SunTrust Bank	2.250	01/31/20	502,289
1,000,000		SunTrust Bank	2.450	08/01/22	995,686
200,000		SunTrust Bank	3.300	05/15/26	197,589
200,000		SunTrust Banks, Inc	2.350	11/01/18	201,015
800,000		SunTrust Banks, Inc	2.900	03/03/21	813,582
500,000		SunTrust Banks, Inc	2.700	01/27/22	503,857
225,000		SunTrust Banks, Inc	2.750	05/01/23	223,887
50,000		SVB Financial Group	5.375	09/15/20	54,278
300,000		Svenska Handelsbanken AB	2.500	01/25/19	302,683
48

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Svenska Handelsbanken AB	2.250%	06/17/19	$503,357
250,000	Svenska Handelsbanken AB	1.500	09/06/19	248,232
350,000	Svenska Handelsbanken AB	1.950	09/08/20	349,020
800,000	Svenska Handelsbanken AB	2.400	10/01/20	807,375
750,000	Svenska Handelsbanken AB	2.450	03/30/21	755,164
250,000	Svenska Handelsbanken AB	1.875	09/07/21	246,084
225,000	Synchrony Bank	3.000	06/15/22	224,378
400,000	Toronto-Dominion Bank	1.750	07/23/18	400,285
300,000	Toronto-Dominion Bank	1.450	09/06/18	299,549
600,000	Toronto-Dominion Bank	2.625	09/10/18	605,857
700,000	Toronto-Dominion Bank	1.950	01/22/19	701,583
500,000	Toronto-Dominion Bank	2.125	07/02/19	502,482
500,000	Toronto-Dominion Bank	1.450	08/13/19	496,523
300,000	Toronto-Dominion Bank	2.250	11/05/19	302,263
200,000	Toronto-Dominion Bank	1.850	09/11/20	199,134
300,000	Toronto-Dominion Bank	2.500	12/14/20	303,490
900,000	Toronto-Dominion Bank	2.125	04/07/21	897,235
500,000	Toronto-Dominion Bank	1.800	07/13/21	492,218
1,000,000	Toronto-Dominion Bank	3.625	09/15/31	995,159
250,000	Union Bank NA	2.625	09/26/18	252,088
225,000	UnionBanCal Corp	3.500	06/18/22	232,446
1,000,000	US Bancorp	1.950	11/15/18	1,003,526
500,000	US Bancorp	2.200	04/25/19	503,030
700,000	US Bancorp	2.625	01/24/22	709,567
200,000	US Bancorp	2.950	07/15/22	204,624
375,000	US Bancorp	3.700	01/30/24	395,893
500,000	US Bancorp	3.600	09/11/24	519,954
750,000	US Bancorp	3.100	04/27/26	746,195
500,000	US Bancorp	2.375	07/22/26	474,991
1,000,000	US Bancorp	3.150	04/27/27	1,005,433
500,000	US Bank NA	2.125	10/28/19	503,394
1,050,000	US Bank NA	2.000	01/24/20	1,052,672
500,000	US Bank NA	2.800	01/27/25	496,625
500,000	Wells Fargo Bank NA	1.800	11/28/18	500,564
500,000	Wells Fargo Bank NA	1.750	05/24/19	499,604
500,000	Wells Fargo Bank NA	2.150	12/06/19	502,572
1,500,000	Westpac Banking Corp	1.950	11/23/18	1,502,036
500,000	Westpac Banking Corp	2.250	01/17/19	502,867
500,000	Westpac Banking Corp	1.650	05/13/19	498,050
500,000	Westpac Banking Corp	1.600	08/19/19	497,676
75,000	Westpac Banking Corp	4.875	11/19/19	79,556
800,000	Westpac Banking Corp	2.150	03/06/20	802,607
600,000	Westpac Banking Corp	2.300	05/26/20	604,666
500,000	Westpac Banking Corp	2.100	05/13/21	495,675
500,000	Westpac Banking Corp	2.000	08/19/21	493,520
400,000	Westpac Banking Corp	2.800	01/11/22	406,032
750,000	Westpac Banking Corp	2.500	06/28/22	749,561
500,000	Westpac Banking Corp	2.850	05/13/26	488,570
500,000	Westpac Banking Corp	2.700	08/19/26	482,532
500,000	Westpac Banking Corp	3.350	03/08/27	508,269
950,000	Westpac Banking Corp	4.322	11/23/31	975,644
	TOTAL BANKS			337,277,620
49

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
CAPITAL GOODS - 1.0%
$42,000	Agilent Technologies, Inc	6.500%	11/01/17	$42,137
100,000	Agilent Technologies, Inc	5.000	07/15/20	106,338
100,000	Agilent Technologies, Inc	3.200	10/01/22	100,985
400,000	Agilent Technologies, Inc	3.875	07/15/23	414,077
200,000	Agilent Technologies, Inc	3.050	09/22/26	192,931
600,000	Air Lease Corp	3.375	01/15/19	609,936
200,000	Air Lease Corp	2.125	01/15/20	199,654
200,000	Air Lease Corp	3.875	04/01/21	208,838
200,000	Air Lease Corp	3.375	06/01/21	206,249
500,000	Air Lease Corp	3.750	02/01/22	521,257
400,000	Air Lease Corp	2.625	07/01/22	397,012
500,000	Air Lease Corp	3.625	04/01/27	500,125
250,000	Applied Materials, Inc	2.625	10/01/20	254,595
200,000	Applied Materials, Inc	4.300	06/15/21	214,530
250,000	Applied Materials, Inc	3.900	10/01/25	267,009
800,000	Applied Materials, Inc	3.300	04/01/27	814,470
250,000	Applied Materials, Inc	5.100	10/01/35	294,046
100,000	Applied Materials, Inc	5.850	06/15/41	127,430
500,000	Applied Materials, Inc	4.350	04/01/47	534,725
200,000	Arrow Electronics, Inc	3.500	04/01/22	203,844
125,000	Arrow Electronics, Inc	3.250	09/08/24	123,429
200,000	Arrow Electronics, Inc	4.000	04/01/25	204,010
200,000	Arrow Electronics, Inc	3.875	01/12/28	199,483
200,000	Avnet, Inc	3.750	12/01/21	204,280
300,000	Avnet, Inc	4.875	12/01/22	316,633
200,000	Avnet, Inc	4.625	04/15/26	207,689
100,000	Carlisle Cos, Inc	3.750	11/15/22	102,115
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,458,831
200,000	Caterpillar Financial Services Corp	1.900	03/22/19	200,470
300,000	Caterpillar Financial Services Corp	1.350	05/18/19	298,013
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	301,991
150,000	Caterpillar Financial Services Corp	2.250	12/01/19	151,064
500,000	Caterpillar Financial Services Corp	2.100	01/10/20	502,426
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	200,234
300,000	Caterpillar Financial Services Corp	1.850	09/04/20	299,058
750,000	Caterpillar Financial Services Corp	1.700	08/09/21	735,505
500,000	Caterpillar Financial Services Corp	2.400	06/06/22	500,680
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	744,439
200,000	Caterpillar Financial Services Corp	3.300	06/09/24	206,634
525,000	Caterpillar Financial Services Corp	3.250	12/01/24	538,458
500,000	Caterpillar Financial Services Corp	2.400	08/09/26	479,271
200,000	Caterpillar, Inc	3.900	05/27/21	212,025
1,700,000	Caterpillar, Inc	3.400	05/15/24	1,778,154
738,000	Caterpillar, Inc	3.803	08/15/42	755,023
300,000	Caterpillar, Inc	4.300	05/15/44	324,802
300,000	CRH America, Inc	5.750	01/15/21	328,588
200,000	Cummins, Inc	3.650	10/01/23	210,310
200,000	Cummins, Inc	4.875	10/01/43	229,527
300,000	Danaher Corp	2.400	09/15/20	303,654
200,000	Danaher Corp	3.350	09/15/25	207,833
50

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Danaher Corp	4.375%	09/15/45	$217,205
150,000	Deere & Co	2.600	06/08/22	151,646
218,000	Deere & Co	5.375	10/16/29	264,049
650,000	Deere & Co	3.900	06/09/42	667,650
825,000	Dover Corp	3.150	11/15/25	837,515
100,000	Dover Corp	5.375	03/01/41	122,717
1,075,000	Eaton Corp	2.750	11/02/22	1,082,288
200,000	Eaton Corp	3.103	09/15/27	196,797
150,000	Eaton Corp	4.000	11/02/32	155,821
250,000	Eaton Corp	4.150	11/02/42	250,818
200,000	Eaton Corp	3.915	09/15/47	196,443
1,650,000	Embraer Netherlands Finance BV	5.400	02/01/27	1,786,950
300,000	Emerson Electric Co	5.250	10/15/18	310,969
400,000	Emerson Electric Co	4.875	10/15/19	423,352
350,000	Emerson Electric Co	2.625	02/15/23	350,145
200,000	Emerson Electric Co	3.150	06/01/25	205,565
200,000	Emerson Electric Co	5.250	11/15/39	239,656
200,000	FLIR Systems, Inc	3.125	06/15/21	202,588
150,000	Flowserve Corp	3.500	09/15/22	151,063
200,000	Flowserve Corp	4.000	11/15/23	205,239
600,000	General Dynamics Corp	2.250	11/15/22	600,352
300,000	General Dynamics Corp	1.875	08/15/23	292,087
200,000	General Dynamics Corp	2.375	11/15/24	196,330
200,000	General Dynamics Corp	2.125	08/15/26	187,548
200,000	General Dynamics Corp	2.625	11/15/27	193,460
225,000	General Dynamics Corp	3.600	11/15/42	223,027
1,725,000	General Electric Co	2.700	10/09/22	1,757,116
2,875,000	General Electric Co	4.125	10/09/42	3,031,081
850,000	General Electric Co	4.500	03/11/44	951,989
100,000	IDEX Corp	4.500	12/15/20	105,126
200,000	IDEX Corp	4.200	12/15/21	207,921
300,000	Illinois Tool Works, Inc	1.950	03/01/19	301,109
500,000	Illinois Tool Works, Inc	6.250	04/01/19	533,179
1,000,000	Illinois Tool Works, Inc	2.650	11/15/26	974,836
200,000	Illinois Tool Works, Inc	4.875	09/15/41	233,332
500,000	Illinois Tool Works, Inc	3.900	09/01/42	511,818
170,000	Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	177,381
250,000	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	252,829
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	323,114
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	248,438
500,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	504,373
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	103,142
200,000	John Deere Capital Corp	1.650	10/15/18	200,116
200,000	John Deere Capital Corp	1.950	12/13/18	200,713
300,000	John Deere Capital Corp	1.950	01/08/19	301,165
300,000	John Deere Capital Corp	1.250	10/09/19	296,870
350,000	John Deere Capital Corp	1.700	01/15/20	348,650
200,000	John Deere Capital Corp	2.200	03/13/20	201,464
300,000	John Deere Capital Corp	1.950	06/22/20	300,249
125,000	John Deere Capital Corp	2.450	09/11/20	126,401
175,000	John Deere Capital Corp	2.550	01/08/21	177,191
400,000	John Deere Capital Corp	2.800	03/04/21	408,063
200,000	John Deere Capital Corp	3.150	10/15/21	206,615
51

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		John Deere Capital Corp	2.650%	01/06/22	$506,573
400,000		John Deere Capital Corp	2.150	09/08/22	396,155
200,000		John Deere Capital Corp	2.800	01/27/23	203,550
600,000		John Deere Capital Corp	2.800	03/06/23	609,510
300,000		John Deere Capital Corp	3.350	06/12/24	309,909
750,000		John Deere Capital Corp	2.650	06/24/24	746,216
125,000		John Deere Capital Corp	3.400	09/11/25	129,719
200,000		John Deere Capital Corp	2.800	09/08/27	196,540
160,000		Johnson Controls International plc	4.250	03/01/21	169,083
300,000		Johnson Controls International plc	3.900	02/14/26	315,835
270,000		Johnson Controls International plc	6.000	01/15/36	333,230
200,000		Johnson Controls International plc	5.125	09/14/45	227,954
125,000		Johnson Controls International plc	4.500	02/15/47	132,575
300,000		Johnson Controls International plc (Step Bond)	3.625	07/02/24	310,702
325,000		Johnson Controls International plc (Step Bond)	4.625	07/02/44	348,158
100,000		Johnson Controls International plc (Step Bond)	4.950	07/02/64	106,744
150,000		Kennametal, Inc	3.875	02/15/22	152,355
1,366,000		KLA-Tencor Corp	4.125	11/01/21	1,443,196
200,000		KLA-Tencor Corp	4.650	11/01/24	216,594
509,000		Lam Research Corp	2.750	03/15/20	517,106
400,000		Lam Research Corp	2.800	06/15/21	405,419
200,000		Lam Research Corp	3.800	03/15/25	206,331
100,000		Legrand France S.A.	8.500	02/15/25	128,293
100,000		Lennox International, Inc	3.000	11/15/23	100,121
1,075,000		Lockheed Martin Corp	2.500	11/23/20	1,090,842
500,000		Lockheed Martin Corp	3.100	01/15/23	514,825
300,000		Lockheed Martin Corp	2.900	03/01/25	298,398
1,200,000		Lockheed Martin Corp	3.550	01/15/26	1,241,611
300,000		Lockheed Martin Corp	3.600	03/01/35	295,564
500,000		Lockheed Martin Corp	4.500	05/15/36	546,347
1,108,000		Lockheed Martin Corp	4.070	12/15/42	1,125,663
969,000	g	Lockheed Martin Corp	4.090	09/15/52	967,504
300,000		Mosaic Co	4.250	11/15/23	311,426
300,000		Mosaic Co	5.450	11/15/33	309,948
100,000		Mosaic Co	4.875	11/15/41	94,144
300,000		Mosaic Co	5.625	11/15/43	306,093
250,000		Parker-Hannifin Corp	3.500	09/15/22	261,090
300,000		Parker-Hannifin Corp	3.300	11/21/24	308,077
175,000	g	Parker-Hannifin Corp	3.250	03/01/27	176,212
200,000		Parker-Hannifin Corp	4.200	11/21/34	210,840
200,000		Parker-Hannifin Corp	4.450	11/21/44	214,044
350,000	g	Parker-Hannifin Corp	4.100	03/01/47	358,218
775,000		Precision Castparts Corp	2.500	01/15/23	776,644
300,000		Precision Castparts Corp	3.250	06/15/25	306,150
400,000		Precision Castparts Corp	4.200	06/15/35	419,640
100,000		Precision Castparts Corp	3.900	01/15/43	101,625
50,000		Raytheon Co	4.400	02/15/20	52,839
450,000		Raytheon Co	3.125	10/15/20	465,117
1,000,000		Raytheon Co	2.500	12/15/22	1,006,536
300,000		Raytheon Co	3.150	12/15/24	307,324
200,000		Raytheon Co	7.200	08/15/27	269,152
100,000		Raytheon Co	4.700	12/15/41	115,199
52

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Raytheon Co	4.200%	12/15/44	$162,212
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	318,219
700,000	Rockwell Automation, Inc	2.050	03/01/20	697,065
100,000	Rockwell Collins, Inc	1.950	07/15/19	99,989
500,000	Rockwell Collins, Inc	2.800	03/15/22	505,212
125,000	Rockwell Collins, Inc	3.700	12/15/23	130,973
500,000	Rockwell Collins, Inc	3.200	03/15/24	508,729
1,325,000	Rockwell Collins, Inc	3.500	03/15/27	1,350,357
125,000	Rockwell Collins, Inc	4.800	12/15/43	136,518
150,000	Rockwell Collins, Inc	4.350	04/15/47	155,277
125,000	Roper Industries, Inc	2.050	10/01/18	125,293
100,000	Roper Industries, Inc	6.250	09/01/19	107,837
200,000	Roper Technologies, Inc	3.000	12/15/20	204,010
100,000	Roper Technologies, Inc	2.800	12/15/21	100,816
1,100,000	Roper Technologies, Inc	3.800	12/15/26	1,131,838
200,000	Snap-on, Inc	3.250	03/01/27	203,157
200,000	Spirit AeroSystems, Inc	3.850	06/15/26	201,596
200,000	Stanley Black & Decker, Inc	1.622	11/17/18	199,549
200,000	Stanley Black & Decker, Inc	2.451	11/17/18	201,251
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	259,845
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	607,780
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	115,296
150,000	Textron, Inc	4.000	03/15/26	156,475
500,000	Textron, Inc	3.650	03/15/27	504,634
100,000	Textron, Inc	3.375	03/01/28	99,239
250,000	Timken Co	3.875	09/01/24	252,377
200,000	Trinity Industries, Inc	4.550	10/01/24	202,073
200,000	Tupperware Brands Corp	4.750	06/01/21	211,275
500,000	United Technologies Corp	1.500	11/01/19	497,405
300,000	United Technologies Corp	1.900	05/04/20	299,531
500,000	United Technologies Corp	1.950	11/01/21	492,533
300,000	United Technologies Corp	2.300	05/04/22	298,019
1,325,000	United Technologies Corp	3.100	06/01/22	1,358,355
400,000	United Technologies Corp	2.800	05/04/24	400,196
1,000,000	United Technologies Corp	2.650	11/01/26	964,806
500,000	United Technologies Corp	3.125	05/04/27	497,834
145,000	United Technologies Corp	5.700	04/15/40	179,942
1,650,000	United Technologies Corp	4.500	06/01/42	1,774,956
1,500,000	United Technologies Corp	4.150	05/15/45	1,543,519
375,000	United Technologies Corp	3.750	11/01/46	361,399
500,000	United Technologies Corp	4.050	05/04/47	504,585
300,000	Wabtec Corp	3.450	11/15/26	294,884
300,000	WW Grainger, Inc	4.600	06/15/45	323,000
200,000	WW Grainger, Inc	3.750	05/15/46	190,671
125,000	WW Grainger, Inc	4.200	05/15/47	126,492
300,000	Xylem, Inc	4.875	10/01/21	326,610
100,000	Xylem, Inc	3.250	11/01/26	99,819
100,000	Xylem, Inc	4.375	11/01/46	104,354
	TOTAL CAPITAL GOODS			81,481,120

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000	Daimler Finance North America LLC	8.500	01/18/31	748,006
300,000	eBay, Inc	2.200	08/01/19	301,201
53

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		eBay, Inc	2.150%	06/05/20	$200,415
200,000		eBay, Inc	3.250	10/15/20	205,776
300,000		eBay, Inc	2.875	08/01/21	304,024
800,000		eBay, Inc	2.600	07/15/22	797,537
200,000		eBay, Inc	2.750	01/30/23	199,304
400,000		eBay, Inc	3.450	08/01/24	405,359
1,200,000		eBay, Inc	3.600	06/05/27	1,193,056
200,000		eBay, Inc	4.000	07/15/42	178,793
150,000		Equifax, Inc	2.300	06/01/21	146,512
200,000		Equifax, Inc	3.300	12/15/22	198,933
300,000		Fluor Corp	3.500	12/15/24	308,971
200,000		Fortune Brands Home & Security, Inc	3.000	06/15/20	202,954
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	209,704
500,000		Howard Hughes Medical Institute	3.500	09/01/23	526,225
200,000		Mastercard, Inc	2.000	11/21/21	198,980
200,000		Mastercard, Inc	2.950	11/21/26	199,902
200,000		Mastercard, Inc	3.800	11/21/46	203,234
1,000,000		MasterCard, Inc	3.375	04/01/24	1,043,572
200,000		Moody’s Corp	2.750	07/15/19	202,757
400,000		Moody’s Corp	2.750	12/15/21	403,035
200,000	g	Moody’s Corp	2.625	01/15/23	198,730
400,000		Moody’s Corp	4.875	02/15/24	441,755
200,000	g	Moody’s Corp	3.250	01/15/28	198,558
200,000		Moody’s Corp	5.250	07/15/44	234,275
100,000		Partners Healthcare System, Inc	4.117	07/01/55	101,536
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	333,373
63,000		Republic Services, Inc	5.500	09/15/19	67,191
615,000		Republic Services, Inc	5.000	03/01/20	655,939
580,000		Republic Services, Inc	5.250	11/15/21	640,173
250,000		Republic Services, Inc	3.550	06/01/22	260,553
750,000		Republic Services, Inc	3.200	03/15/25	755,762
400,000		Republic Services, Inc	2.900	07/01/26	391,662
300,000		S&P Global, Inc	3.300	08/14/20	307,690
300,000		S&P Global, Inc	4.000	06/15/25	315,121
925,000		S&P Global, Inc	4.400	02/15/26	1,000,671
600,000		Thomson Reuters Corp	4.300	11/23/23	638,727
200,000		Thomson Reuters Corp	3.350	05/15/26	199,066
145,000		Thomson Reuters Corp	5.850	04/15/40	169,630
400,000		Thomson Reuters Corp	4.500	05/23/43	400,703
200,000		Thomson Reuters Corp	5.650	11/23/43	234,924
1,000,000		VEREIT Operating Partnership LP	4.125	06/01/21	1,045,184
250,000		VEREIT Operating Partnership LP	3.950	08/15/27	248,914
1,500,000		Visa, Inc	2.200	12/14/20	1,514,208
125,000		Visa, Inc	2.150	09/15/22	124,621
600,000		Visa, Inc	2.800	12/14/22	613,954
2,925,000		Visa, Inc	3.150	12/14/25	2,994,552
200,000		Visa, Inc	2.750	09/15/27	196,351
1,800,000		Visa, Inc	4.300	12/14/45	1,990,736
125,000		Visa, Inc	3.650	09/15/47	123,855
310,000		Waste Management, Inc	4.600	03/01/21	332,565
850,000		Waste Management, Inc	2.900	09/15/22	864,603
100,000		Waste Management, Inc	2.400	05/15/23	98,810
54

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Waste Management, Inc	3.500%	05/15/24	$1,039,106
100,000	Waste Management, Inc	3.900	03/01/35	103,409
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			27,215,157

CONSUMER DURABLES & APPAREL - 0.2%
300,000	Coach, Inc	3.000	07/15/22	299,558
300,000	Coach, Inc	4.125	07/15/27	301,458
400,000	DR Horton, Inc	3.750	03/01/19	407,476
500,000	DR Horton, Inc	4.375	09/15/22	533,224
200,000	Hasbro, Inc	3.150	05/15/21	204,214
200,000	Hasbro, Inc	3.500	09/15/27	197,594
100,000	Hasbro, Inc	6.350	03/15/40	122,160
200,000	Hasbro, Inc	5.100	05/15/44	215,501
200,000	Leggett & Platt, Inc	3.400	08/15/22	202,251
1,000,000	Masco Corp	4.450	04/01/25	1,067,400
200,000	Masco Corp	3.500	11/15/27	197,889
200,000	Masco Corp	4.500	05/15/47	200,430
200,000	Mattel, Inc	2.350	05/06/19	200,432
300,000	Mattel, Inc	2.350	08/15/21	291,601
100,000	Mattel, Inc	5.450	11/01/41	100,409
100,000	Mohawk Industries, Inc	3.850	02/01/23	103,871
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	100,371
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	304,570
250,000	Newell Rubbermaid, Inc	3.150	04/01/21	255,705
350,000	Newell Rubbermaid, Inc	3.850	04/01/23	367,890
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	208,839
100,000	Newell Rubbermaid, Inc	3.900	11/01/25	103,548
925,000	Newell Rubbermaid, Inc	4.200	04/01/26	973,697
350,000	Newell Rubbermaid, Inc	5.375	04/01/36	407,922
750,000	Newell Rubbermaid, Inc	5.500	04/01/46	886,617
300,000	NIKE, Inc	2.250	05/01/23	299,286
200,000	NIKE, Inc	2.375	11/01/26	189,667
300,000	NIKE, Inc	3.625	05/01/43	294,628
500,000	NIKE, Inc	3.875	11/01/45	505,114
200,000	NIKE, Inc	3.375	11/01/46	185,990
150,000	NVR, Inc	3.950	09/15/22	157,233
200,000	Ralph Lauren Corp	2.125	09/26/18	200,994
200,000	Ralph Lauren Corp	2.625	08/18/20	202,662
220,000	VF Corp	6.450	11/01/37	292,151
150,000	Whirlpool Corp	4.700	06/01/22	163,272
100,000	Whirlpool Corp	3.700	03/01/23	103,751
100,000	Whirlpool Corp	4.000	03/01/24	105,297
200,000	Whirlpool Corp	4.500	06/01/46	208,645
1,167,000	Xerox Corp	4.070	03/17/22	1,194,903
1,250,000	Xerox Corp	3.625	03/15/23	1,238,164
	TOTAL CONSUMER DURABLES & APPAREL			13,596,384

CONSUMER SERVICES - 0.2%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	104,689
300,000	Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	309,890
55

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	California Institute of Technology	4.321%	08/01/45	$225,178
500,000	Catholic Health Initiatives	2.950	11/01/22	492,440
100,000	Children’s Hospital Corp	4.115	01/01/47	105,471
400,000	Cintas Corp No 2	2.900	04/01/22	407,376
400,000	Cintas Corp No 2	3.700	04/01/27	417,595
200,000	Darden Restaurants, Inc	3.850	05/01/27	203,731
100,000	Darden Restaurants, Inc	6.800	10/15/37	129,468
45,000	Dartmouth College	4.750	06/01/19	47,146
115,000	Duke University	3.299	10/01/46	112,688
100,000	George Washington University	3.485	09/15/22	103,859
300,000	George Washington University	4.300	09/15/44	323,676
200,000	George Washington University	4.868	09/15/45	233,601
200,000	Hyatt Hotels Corp	3.375	07/15/23	205,447
100,000	Hyatt Hotels Corp	4.850	03/15/26	109,070
19,000	Johns Hopkins University	5.250	07/01/19	20,141
200,000	Marriott International, Inc	3.000	03/01/19	202,503
200,000	Marriott International, Inc	3.375	10/15/20	205,419
300,000	Marriott International, Inc	2.875	03/01/21	304,164
200,000	Marriott International, Inc	3.125	10/15/21	204,672
200,000	Marriott International, Inc	2.300	01/15/22	197,393
200,000	Marriott International, Inc	3.250	09/15/22	203,745
200,000	Marriott International, Inc	3.750	03/15/25	205,873
200,000	Marriott International, Inc	3.125	06/15/26	197,636
250,000	Massachusetts Institute of Technology	5.600	07/01/11	328,957
200,000	Massachusetts Institute of Technology	4.678	07/01/14	227,279
300,000	Massachusetts Institute of Technology	3.885	07/01/16	280,690
500,000	McDonald’s Corp	2.100	12/07/18	502,320
300,000	McDonald’s Corp	1.875	05/29/19	300,327
250,000	McDonald’s Corp	2.200	05/26/20	251,470
720,000	McDonald’s Corp	3.500	07/15/20	747,213
500,000	McDonald’s Corp	2.750	12/09/20	509,347
550,000	McDonald’s Corp	2.625	01/15/22	553,809
2,000,000	McDonald’s Corp	3.700	01/30/26	2,082,985
500,000	McDonald’s Corp	4.700	12/09/35	550,957
500,000	McDonald’s Corp	3.625	05/01/43	462,485
250,000	McDonald’s Corp	4.600	05/26/45	272,686
1,000,000	McDonald’s Corp	4.875	12/09/45	1,124,605
500,000	McDonald’s Corp	4.450	03/01/47	528,994
200,000	Northwestern University	3.688	12/01/38	208,141
200,000	Northwestern University	3.868	12/01/48	211,201
750,000	President and Fellows of Harvard College	3.619	10/01/37	780,890
200,000	President and Fellows of Harvard College	3.150	07/15/46	192,787
200,000	President and Fellows of Harvard College	3.300	07/15/56	191,311
100,000	Princeton University	4.950	03/01/19	104,405
220,000	Princeton University	5.700	03/01/39	297,124
200,000	Starbucks Corp	2.000	12/05/18	200,948
200,000	Starbucks Corp	2.100	02/04/21	200,791
200,000	Starbucks Corp	2.700	06/15/22	203,466
350,000	Starbucks Corp	3.850	10/01/23	376,327
175,000	Starbucks Corp	2.450	06/15/26	168,172
200,000	Starbucks Corp	4.300	06/15/45	217,320
56

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Trinity Acquisition plc	3.500%	09/15/21	$204,167
200,000	Trinity Acquisition plc	4.400	03/15/26	211,967
200,000	Trustees of Dartmouth College	3.474	06/01/46	197,913
200,000	University of Notre Dame du Lac	3.438	02/15/45	197,575
200,000	Wesleyan University	4.781	07/01/16	207,539
200,000	William Marsh Rice University	3.574	05/15/45	203,716
200,000	William Marsh Rice University	3.774	05/15/55	209,190
200,000	Wyndham Worldwide Corp	4.250	03/01/22	202,405
200,000	Wyndham Worldwide Corp	3.900	03/01/23	199,760
200,000	Wyndham Worldwide Corp	5.100	10/01/25	209,452
200,000	Wyndham Worldwide Corp	4.500	04/01/27	200,625
200,000	Yale University	2.086	04/15/19	201,440
	TOTAL CONSUMER SERVICES			19,795,627

DIVERSIFIED FINANCIALS - 3.2%
300,000	AerCap Ireland Capital DAC	3.650	07/21/27	298,754
5,033,000	AerCap Ireland Capital Ltd	5.000	10/01/21	5,429,483
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	211,027
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,693
850,000	American Express Co	2.500	08/01/22	848,767
300,000	American Express Co	3.625	12/05/24	309,579
829,000	American Express Co	4.050	12/03/42	851,053
750,000	American Express Credit Corp	2.125	03/18/19	754,012
750,000	American Express Credit Corp	1.875	05/03/19	750,717
500,000	American Express Credit Corp	2.250	08/15/19	503,873
300,000	American Express Credit Corp	1.700	10/30/19	299,019
1,100,000	American Express Credit Corp	2.200	03/03/20	1,106,150
575,000	American Express Credit Corp	2.375	05/26/20	581,077
500,000	American Express Credit Corp	2.600	09/14/20	507,960
1,050,000	American Express Credit Corp	2.700	03/03/22	1,062,200
750,000	American Express Credit Corp	3.300	05/03/27	756,766
300,000	American Honda Finance Corp	2.125	10/10/18	301,745
200,000	American Honda Finance Corp	1.500	11/19/18	199,653
200,000	American Honda Finance Corp	1.700	02/22/19	199,901
300,000	American Honda Finance Corp	1.200	07/12/19	297,248
500,000	American Honda Finance Corp	2.250	08/15/19	503,910
200,000	American Honda Finance Corp	2.000	02/14/20	200,303
700,000	American Honda Finance Corp	2.150	03/13/20	702,336
300,000	American Honda Finance Corp	1.950	07/20/20	300,010
300,000	American Honda Finance Corp	2.450	09/24/20	303,991
300,000	American Honda Finance Corp	1.650	07/12/21	293,534
200,000	American Honda Finance Corp	1.700	09/09/21	196,158
200,000	American Honda Finance Corp	2.900	02/16/24	202,199
100,000	American Honda Finance Corp	2.300	09/09/26	94,553
595,000	Ameriprise Financial, Inc	5.300	03/15/20	639,606
400,000	Ameriprise Financial, Inc	4.000	10/15/23	427,152
300,000	Ameriprise Financial, Inc	3.700	10/15/24	313,175
200,000	Ameriprise Financial, Inc	2.875	09/15/26	195,081
300,000	Ares Capital Corp	4.875	11/30/18	308,506
350,000	Ares Capital Corp	3.875	01/15/20	358,811
200,000	Ares Capital Corp	3.625	01/19/22	202,872
200,000	Ares Capital Corp	3.500	02/10/23	197,651
2,000,000	Bank of New York Mellon Corp	2.300	09/11/19	2,015,288
57

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Bank of New York Mellon Corp	2.150%	02/24/20	$1,004,648
300,000	Bank of New York Mellon Corp	2.600	08/17/20	304,393
500,000	Bank of New York Mellon Corp	2.450	11/27/20	505,132
375,000	Bank of New York Mellon Corp	2.500	04/15/21	378,665
300,000	Bank of New York Mellon Corp	2.050	05/03/21	298,581
500,000	Bank of New York Mellon Corp	3.550	09/23/21	522,817
750,000	Bank of New York Mellon Corp	2.600	02/07/22	757,258
150,000	Bank of New York Mellon Corp	2.661	05/16/23	150,579
500,000	Bank of New York Mellon Corp	2.200	08/16/23	490,042
250,000	Bank of New York Mellon Corp	3.650	02/04/24	261,635
800,000	Bank of New York Mellon Corp	3.250	09/11/24	817,661
500,000	Bank of New York Mellon Corp	3.000	02/24/25	502,196
500,000	Bank of New York Mellon Corp	2.800	05/04/26	490,288
500,000	Bank of New York Mellon Corp	2.450	08/17/26	475,751
300,000	Bank of New York Mellon Corp	3.250	05/16/27	304,212
100,000	Bank of New York Mellon Corp	3.000	10/30/28	97,007
400,000	Bank of New York Mellon Corp	3.300	08/23/29	397,356
500,000	Barclays Bank plc	5.140	10/14/20	534,684
300,000	Berkshire Hathaway, Inc	2.100	08/14/19	302,878
750,000	Berkshire Hathaway, Inc	2.200	03/15/21	754,982
200,000	Berkshire Hathaway, Inc	3.750	08/15/21	211,657
300,000	Berkshire Hathaway, Inc	3.000	02/11/23	309,628
750,000	Berkshire Hathaway, Inc	2.750	03/15/23	761,114
1,750,000	Berkshire Hathaway, Inc	3.125	03/15/26	1,769,169
800,000	Berkshire Hathaway, Inc	4.500	02/11/43	893,674
790,000	BlackRock, Inc	5.000	12/10/19	842,796
125,000	BlackRock, Inc	3.375	06/01/22	131,063
500,000	BlackRock, Inc	3.500	03/18/24	522,743
200,000	BlackRock, Inc	3.200	03/15/27	203,108
200,000	Block Financial LLC	5.500	11/01/22	217,605
200,000	Block Financial LLC	5.250	10/01/25	215,652
300,000	BNP Paribas S.A.	2.400	12/12/18	302,268
500,000	BNP Paribas S.A.	2.450	03/17/19	504,280
1,225,000	BNP Paribas S.A.	2.375	05/21/20	1,236,836
700,000	BNP Paribas S.A.	5.000	01/15/21	759,772
300,000	BNP Paribas S.A.	3.250	03/03/23	309,033
500,000	BNP Paribas S.A.	4.250	10/15/24	522,199
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	209,340
200,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	198,101
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	308,278
200,000	Brookfield Finance LLC	4.000	04/01/24	207,075
200,000	Brookfield Finance, Inc	4.250	06/02/26	206,275
200,000	Brookfield Finance, Inc	4.700	09/20/47	201,323
700,000	Capital One Financial Corp	2.500	05/12/20	703,142
1,250,000	Capital One Financial Corp	3.050	03/09/22	1,263,928
500,000	Capital One Financial Corp	3.750	04/24/24	516,185
200,000	Capital One Financial Corp	3.200	02/05/25	199,814
500,000	Capital One Financial Corp	4.200	10/29/25	513,615
300,000	Capital One Financial Corp	3.750	07/28/26	296,980
650,000	Capital One Financial Corp	3.750	03/09/27	656,869
200,000	CBOE Holdings, Inc	1.950	06/28/19	199,784
200,000	CBOE Holdings, Inc	3.650	01/12/27	204,712
58

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Celanese US Holdings LLC	4.625%	11/15/22	$539,437
100,000	Charles Schwab Corp	4.450	07/22/20	106,538
200,000	Charles Schwab Corp	3.000	03/10/25	199,908
500,000	Charles Schwab Corp	3.200	03/02/27	502,780
350,000	CME Group, Inc	3.000	09/15/22	359,445
300,000	CME Group, Inc	3.000	03/15/25	304,683
200,000	CME Group, Inc	5.300	09/15/43	251,616
2,250,000	Credit Suisse	2.300	05/28/19	2,264,993
2,250,000	Credit Suisse	5.400	01/14/20	2,405,667
1,150,000	Credit Suisse	3.625	09/09/24	1,193,804
750,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	764,890
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	1,026,145
450,000	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	466,972
475,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	491,528
1,050,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,069,181
750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	804,537
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,396,152
1,850,000	Diageo Investment Corp	2.875	05/11/22	1,895,923
100,000	Diageo Investment Corp	4.250	05/11/42	106,840
100,000	Discover Financial Services	5.200	04/27/22	108,670
700,000	Discover Financial Services	3.950	11/06/24	716,338
200,000	E*TRADE Financial Corp	2.950	08/24/22	200,384
200,000	E*TRADE Financial Corp	3.800	08/24/27	202,303
300,000	Eaton Vance Corp	3.625	06/15/23	312,915
200,000	Eaton Vance Corp	3.500	04/06/27	202,762
400,000	Ford Motor Credit Co LLC	2.875	10/01/18	404,013
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	502,435
300,000	Ford Motor Credit Co LLC	2.262	03/28/19	301,018
300,000	Ford Motor Credit Co LLC	2.021	05/03/19	299,794
300,000	Ford Motor Credit Co LLC	1.897	08/12/19	298,500
500,000	Ford Motor Credit Co LLC	2.597	11/04/19	504,172
300,000	Ford Motor Credit Co LLC	2.681	01/09/20	302,593
1,000,000	Ford Motor Credit Co LLC	2.459	03/27/20	1,000,624
400,000	Ford Motor Credit Co LLC	2.425	06/12/20	399,969
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	305,976
3,550,000	Ford Motor Credit Co LLC	3.336	03/18/21	3,629,834
500,000	Ford Motor Credit Co LLC	5.875	08/02/21	556,023
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	354,499
900,000	Ford Motor Credit Co LLC	3.339	03/28/22	914,316
1,000,000	Ford Motor Credit Co LLC	2.979	08/03/22	999,228
450,000	Ford Motor Credit Co LLC	3.096	05/04/23	445,884
200,000	Ford Motor Credit Co LLC	3.810	01/09/24	203,897
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	1,003,042
925,000	Ford Motor Credit Co LLC	4.134	08/04/25	949,870
500,000	Ford Motor Credit Co LLC	4.389	01/08/26	519,876
150,000	Franklin Resources, Inc	2.800	09/15/22	151,969
200,000	Franklin Resources, Inc	2.850	03/30/25	198,362
200,000	FS Investment Corp	4.250	01/15/20	204,968
2,452,000	GE Capital International Funding Co	2.342	11/15/20	2,475,254
3,443,000	GE Capital International Funding Co	3.373	11/15/25	3,560,474
3,444,000	GE Capital International Funding Co	4.418	11/15/35	3,753,995
1,500,000	General Electric Capital Corp	2.300	01/14/19	1,513,455
200,000	General Electric Capital Corp	2.100	12/11/19	201,564
59

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$181,000	General Electric Capital Corp	5.500%	01/08/20	$195,277
250,000	General Electric Capital Corp	2.200	01/09/20	252,500
532,000	General Electric Capital Corp	4.375	09/16/20	569,680
72,000	General Electric Capital Corp	4.625	01/07/21	77,814
86,000	General Electric Capital Corp	5.300	02/11/21	94,748
200,000	General Electric Capital Corp	4.650	10/17/21	218,958
544,000	General Electric Capital Corp	3.150	09/07/22	564,835
144,000	General Electric Capital Corp	3.100	01/09/23	150,376
2,503,000	General Electric Capital Corp	3.450	05/15/24	2,621,676
752,000	General Electric Capital Corp	6.750	03/15/32	1,044,404
344,000	General Electric Capital Corp	5.875	01/14/38	449,943
352,000	General Electric Capital Corp	6.875	01/10/39	515,579
1,500,000	General Motors Financial Co, Inc	3.100	01/15/19	1,521,041
500,000	General Motors Financial Co, Inc	2.400	05/09/19	502,149
1,000,000	General Motors Financial Co, Inc	2.350	10/04/19	1,003,221
500,000	General Motors Financial Co, Inc	2.650	04/13/20	503,881
200,000	General Motors Financial Co, Inc	3.200	07/13/20	205,024
700,000	General Motors Financial Co, Inc	3.700	11/24/20	724,555
500,000	General Motors Financial Co, Inc	4.200	03/01/21	523,976
875,000	General Motors Financial Co, Inc	3.200	07/06/21	890,173
750,000	General Motors Financial Co, Inc	3.450	01/14/22	765,405
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,540,388
300,000	General Motors Financial Co, Inc	3.150	06/30/22	302,304
825,000	General Motors Financial Co, Inc	3.700	05/09/23	840,463
500,000	General Motors Financial Co, Inc	3.950	04/13/24	511,907
300,000	General Motors Financial Co, Inc	4.300	07/13/25	309,640
225,000	General Motors Financial Co, Inc	5.250	03/01/26	244,163
400,000	General Motors Financial Co, Inc	4.000	10/06/26	400,565
1,250,000	General Motors Financial Co, Inc	4.350	01/17/27	1,283,985
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,512,823
200,000	Goldman Sachs Group, Inc	2.000	04/25/19	199,950
125,000	Goldman Sachs Group, Inc	1.950	07/23/19	124,770
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,516,958
1,000,000	Goldman Sachs Group, Inc	2.300	12/13/19	1,004,193
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,690,087
950,000	Goldman Sachs Group, Inc	2.600	04/23/20	958,408
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,262,279
425,000	Goldman Sachs Group, Inc	2.750	09/15/20	430,504
500,000	Goldman Sachs Group, Inc	2.600	12/27/20	503,721
500,000	Goldman Sachs Group, Inc	2.875	02/25/21	507,377
150,000	Goldman Sachs Group, Inc	2.625	04/25/21	150,792
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,428,124
500,000	Goldman Sachs Group, Inc	2.350	11/15/21	496,114
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,609,118
1,250,000	Goldman Sachs Group, Inc	3.000	04/26/22	1,263,794
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,864,393
1,000,000	Goldman Sachs Group, Inc	2.908	06/05/23	998,910
750,000	Goldman Sachs Group, Inc	2.905	07/24/23	750,313
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,583,328
500,000	Goldman Sachs Group, Inc	3.850	07/08/24	520,084
3,050,000	Goldman Sachs Group, Inc	3.500	01/23/25	3,093,346
600,000	Goldman Sachs Group, Inc	3.750	05/22/25	616,669

60

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$425,000	Goldman Sachs Group, Inc	3.272%	09/29/25	$425,223
250,000	Goldman Sachs Group, Inc	4.250	10/21/25	260,541
800,000	Goldman Sachs Group, Inc	3.750	02/25/26	818,675
1,050,000	Goldman Sachs Group, Inc	3.500	11/16/26	1,052,758
3,500,000	Goldman Sachs Group, Inc	3.850	01/26/27	3,575,085
1,550,000	Goldman Sachs Group, Inc	3.691	06/05/28	1,562,930
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,856,175
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,202,474
1,075,000	Goldman Sachs Group, Inc	5.150	05/22/45	1,229,936
1,575,000	Goldman Sachs Group, Inc	4.750	10/21/45	1,756,922
370,000	HSBC Finance Corp	6.676	01/15/21	418,439
500,000	IBM Credit LLC	1.625	09/06/19	499,558
500,000	IBM Credit LLC	1.800	01/20/21	496,733
1,500,000	IBM Credit LLC	2.200	09/08/22	1,490,696
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	509,497
300,000	Intercontinental Exchange, Inc	2.350	09/15/22	297,821
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	521,809
300,000	Intercontinental Exchange, Inc	3.100	09/15/27	297,104
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	201,544
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	214,427
125,000	Invesco Finance plc	3.125	11/30/22	127,709
200,000	Invesco Finance plc	4.000	01/30/24	212,203
200,000	Invesco Finance plc	3.750	01/15/26	208,240
200,000	Invesco Finance plc	5.375	11/30/43	240,263
300,000	Janus Capital Group, Inc	4.875	08/01/25	322,861
200,000	Jefferies Group LLC	4.850	01/15/27	209,843
825,000	Jefferies Group, Inc	8.500	07/15/19	912,352
500,000	Jefferies Group, Inc	6.875	04/15/21	564,914
600,000	Jefferies Group, Inc	6.450	06/08/27	694,454
500,000	Korea Finance Corp	2.875	08/22/18	503,366
250,000	Lazard Group LLC	4.250	11/14/20	264,059
150,000	Lazard Group LLC	3.750	02/13/25	152,939
200,000	Lazard Group LLC	3.625	03/01/27	198,299
400,000	Legg Mason, Inc	5.625	01/15/44	434,206
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,874,670
500,000	Morgan Stanley	2.200	12/07/18	501,997
1,450,000	Morgan Stanley	2.500	01/24/19	1,461,997
500,000	Morgan Stanley	2.450	02/01/19	503,449
796,000	Morgan Stanley	7.300	05/13/19	861,576
4,000,000	Morgan Stanley	2.375	07/23/19	4,025,029
300,000	Morgan Stanley	5.625	09/23/19	320,377
590,000	Morgan Stanley	5.500	01/26/20	633,511
700,000	Morgan Stanley	2.650	01/27/20	707,915
1,200,000	Morgan Stanley	2.800	06/16/20	1,219,799
1,200,000	Morgan Stanley	5.500	07/28/21	1,330,768
1,250,000	Morgan Stanley	2.625	11/17/21	1,253,728
1,025,000	Morgan Stanley	2.750	05/19/22	1,028,862
2,500,000	Morgan Stanley	4.875	11/01/22	2,708,602
2,850,000	Morgan Stanley	4.100	05/22/23	2,979,032
1,000,000	Morgan Stanley	3.875	04/29/24	1,049,591
2,592,000	Morgan Stanley	3.700	10/23/24	2,684,352
650,000	Morgan Stanley	4.000	07/23/25	685,025
750,000	Morgan Stanley	5.000	11/24/25	821,684
775,000	Morgan Stanley	3.125	07/27/26	759,860
325,000	Morgan Stanley	4.350	09/08/26	340,110
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,250,000	Morgan Stanley	3.625%	01/20/27	$2,281,304
1,600,000	Morgan Stanley	3.950	04/23/27	1,629,490
1,000,000	Morgan Stanley	3.591	07/22/28	1,001,342
600,000	Morgan Stanley	7.250	04/01/32	819,288
525,000	Morgan Stanley	3.971	07/22/38	530,612
1,750,000	Morgan Stanley	4.300	01/27/45	1,842,117
1,500,000	Morgan Stanley	4.375	01/22/47	1,595,879
220,000	NASDAQ OMX Group, Inc	5.550	01/15/20	236,274
250,000	NASDAQ OMX Group, Inc	4.250	06/01/24	264,681
200,000	NASDAQ, Inc	3.850	06/30/26	205,691
300,000	National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	299,468
125,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	126,172
500,000	National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	503,928
350,000	National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	360,118
500,000	National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	502,985
500,000	National Rural Utilities Cooperative Finance Corp	2.300	09/15/22	496,450
200,000	National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	199,784
200,000	National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	208,028
300,000	National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	302,706
400,000	National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	398,408
200,000	National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	203,849
500,000	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	518,989
200,000	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	212,920
500,000	Nomura Holdings, Inc	2.750	03/19/19	504,456
430,000	Nomura Holdings, Inc	6.700	03/04/20	472,712
1,000,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	998,060
500,000	Oesterreichische Kontrollbank AG.	1.625	03/12/19	499,852
500,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	495,811
1,550,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	1,532,237
500,000	Oesterreichische Kontrollbank AG.	2.375	10/01/21	506,861
125,000	ORIX Corp	2.900	07/18/22	125,437
200,000	ORIX Corp	3.700	07/18/27	200,466
1,000,000	PACCAR Financial Corp	1.950	02/27/20	1,000,404
500,000	Raymond James Financial, Inc	3.625	09/15/26	500,559
100,000	Raymond James Financial, Inc	4.950	07/15/46	107,481
500,000	Sasol Financing International plc	4.500	11/14/22	517,325
1,500,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	1,496,854
1,500,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	1,494,376
1,500,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	1,492,046
1,000,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	985,409
300,000	State Street Corp	2.550	08/18/20	305,142
300,000	State Street Corp	4.375	03/07/21	321,156
62

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	State Street Corp	1.950%	05/19/21	$496,529
500,000	State Street Corp	2.653	05/15/23	502,628
400,000	State Street Corp	3.100	05/15/23	406,838
350,000	State Street Corp	3.700	11/20/23	373,465
500,000	State Street Corp	3.300	12/16/24	516,420
225,000	State Street Corp	3.550	08/18/25	235,605
500,000	State Street Corp	2.650	05/19/26	487,551
200,000	Stifel Financial Corp	3.500	12/01/20	204,675
100,000	Stifel Financial Corp	4.250	07/18/24	102,350
700,000	Synchrony Financial	2.600	01/15/19	704,431
250,000	Synchrony Financial	3.000	08/15/19	254,059
275,000	Synchrony Financial	2.700	02/03/20	276,720
300,000	Synchrony Financial	3.750	08/15/21	309,384
250,000	Synchrony Financial	4.250	08/15/24	259,903
600,000	Synchrony Financial	4.500	07/23/25	625,606
300,000	Synchrony Financial	3.700	08/04/26	293,699
300,000	Syngenta Finance NV	3.125	03/28/22	294,714
300,000	TD Ameritrade Holding Corp	2.950	04/01/22	306,087
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	361,788
350,000	TD Ameritrade Holding Corp	3.300	04/01/27	353,419
1,350,000	Toyota Motor Credit Corp	2.000	10/24/18	1,356,424
500,000	Toyota Motor Credit Corp	1.700	01/09/19	500,078
500,000	Toyota Motor Credit Corp	2.100	01/17/19	502,502
300,000	Toyota Motor Credit Corp	1.700	02/19/19	299,873
350,000	Toyota Motor Credit Corp	1.400	05/20/19	348,398
400,000	Toyota Motor Credit Corp	2.125	07/18/19	402,750
200,000	Toyota Motor Credit Corp	1.550	10/18/19	198,897
500,000	Toyota Motor Credit Corp	2.150	03/12/20	502,826
300,000	Toyota Motor Credit Corp	1.950	04/17/20	300,059
300,000	Toyota Motor Credit Corp	1.900	04/08/21	297,668
750,000	Toyota Motor Credit Corp	2.750	05/17/21	765,334
500,000	Toyota Motor Credit Corp	3.400	09/15/21	520,913
750,000	Toyota Motor Credit Corp	2.600	01/11/22	758,620
300,000	Toyota Motor Credit Corp	2.800	07/13/22	305,841
500,000	Toyota Motor Credit Corp	2.150	09/08/22	494,685
400,000	Toyota Motor Credit Corp	2.625	01/10/23	403,832
400,000	Toyota Motor Credit Corp	2.250	10/18/23	393,328
300,000	Toyota Motor Credit Corp	2.900	04/17/24	305,037
300,000	Toyota Motor Credit Corp	3.200	01/11/27	305,794
1,750,000	UBS AG.	2.375	08/14/19	1,764,599
1,000,000	UBS AG.	2.350	03/26/20	1,006,255
250,000	Unilever Capital Corp	4.800	02/15/19	260,193
300,000	Unilever Capital Corp	2.200	03/06/19	301,952
300,000	Unilever Capital Corp	1.800	05/05/20	299,676
250,000	Unilever Capital Corp	2.100	07/30/20	251,017
250,000	Unilever Capital Corp	4.250	02/10/21	266,596
300,000	Unilever Capital Corp	1.375	07/28/21	292,188
400,000	Unilever Capital Corp	2.200	05/05/22	399,537
400,000	Unilever Capital Corp	2.600	05/05/24	394,981
450,000	Unilever Capital Corp	3.100	07/30/25	454,577
225,000	Unilever Capital Corp	2.000	07/28/26	207,752
400,000	Unilever Capital Corp	2.900	05/05/27	394,954
330,000	Unilever Capital Corp	5.900	11/15/32	433,483
425,000	Wells Fargo & Co	2.150	01/15/19	427,032
63

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Wells Fargo & Co	2.150%	01/30/20	$1,002,556
1,550,000	Wells Fargo & Co	2.600	07/22/20	1,571,467
450,000	Wells Fargo & Co	2.550	12/07/20	455,083
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,023,517
1,000,000	Wells Fargo & Co	2.500	03/04/21	1,006,637
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,288,579
750,000	Wells Fargo & Co	2.100	07/26/21	742,877
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,634,214
1,000,000	Wells Fargo & Co	2.625	07/22/22	1,001,642
750,000	Wells Fargo & Co	3.069	01/24/23	762,642
700,000	Wells Fargo & Co	3.450	02/13/23	716,999
500,000	Wells Fargo & Co	4.125	08/15/23	529,130
334,000	Wells Fargo & Co	4.480	01/16/24	358,890
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,235,112
2,550,000	Wells Fargo & Co	3.000	02/19/25	2,531,131
500,000	Wells Fargo & Co	3.550	09/29/25	513,092
2,500,000	Wells Fargo & Co	3.000	04/22/26	2,454,625
650,000	Wells Fargo & Co	4.100	06/03/26	675,368
1,750,000	Wells Fargo & Co	3.000	10/23/26	1,707,643
750,000	Wells Fargo & Co	4.300	07/22/27	793,053
1,325,000	Wells Fargo & Co	3.584	05/22/28	1,341,521
264,000	Wells Fargo & Co	5.375	02/07/35	316,902
725,000	Wells Fargo & Co	5.375	11/02/43	854,249
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,382,792
300,000	Wells Fargo & Co	4.650	11/04/44	320,799
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,508,762
750,000	Wells Fargo & Co	4.900	11/17/45	836,097
750,000	Wells Fargo & Co	4.400	06/14/46	778,263
1,750,000	Wells Fargo & Co	4.750	12/07/46	1,920,113
	TOTAL DIVERSIFIED FINANCIALS			275,992,689

ENERGY - 2.5%
965,000	Anadarko Petroleum Corp	8.700	03/15/19	1,053,100
375,000	Anadarko Petroleum Corp	4.850	03/15/21	397,600
700,000	Anadarko Petroleum Corp	3.450	07/15/24	693,178
350,000	Anadarko Petroleum Corp	5.550	03/15/26	390,217
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,538,783
200,000	Anadarko Petroleum Corp	4.500	07/15/44	190,241
500,000	Anadarko Petroleum Corp	6.600	03/15/46	618,713
1,200,000	Apache Corp	3.250	04/15/22	1,216,838
980,000	Apache Corp	5.100	09/01/40	1,024,499
300,000	Apache Corp	5.250	02/01/42	317,247
350,000	Apache Corp	4.750	04/15/43	351,755
300,000	Apache Corp	4.250	01/15/44	281,975
129,000	Baker Hughes, Inc	3.200	08/15/21	132,823
800,000	Baker Hughes, Inc	5.125	09/15/40	924,747
200,000	Boardwalk Pipelines LP	5.750	09/15/19	211,968
200,000	Boardwalk Pipelines LP	3.375	02/01/23	199,531
200,000	Boardwalk Pipelines LP	5.950	06/01/26	223,643
200,000	Boardwalk Pipelines LP	4.450	07/15/27	203,552
300,000	BP Capital Markets plc	2.241	09/26/18	301,806
225,000	BP Capital Markets plc	1.676	05/03/19	224,923
500,000	BP Capital Markets plc	2.237	05/10/19	503,615
300,000	BP Capital Markets plc	1.768	09/19/19	300,087
1,450,000	BP Capital Markets plc	2.315	02/13/20	1,462,480
64

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		BP Capital Markets plc	4.500%	10/01/20	$321,109
150,000		BP Capital Markets plc	4.742	03/11/21	162,604
500,000		BP Capital Markets plc	2.112	09/16/21	497,648
1,450,000		BP Capital Markets plc	3.561	11/01/21	1,524,663
1,200,000		BP Capital Markets plc	3.245	05/06/22	1,242,726
175,000		BP Capital Markets plc	2.520	09/19/22	175,125
850,000		BP Capital Markets plc	2.500	11/06/22	849,463
300,000		BP Capital Markets plc	3.994	09/26/23	321,651
800,000		BP Capital Markets plc	3.216	11/28/23	819,225
500,000		BP Capital Markets plc	3.814	02/10/24	526,456
500,000		BP Capital Markets plc	3.224	04/14/24	510,947
300,000		BP Capital Markets plc	3.535	11/04/24	309,402
500,000		BP Capital Markets plc	3.506	03/17/25	515,886
500,000		BP Capital Markets plc	3.119	05/04/26	499,622
200,000		BP Capital Markets plc	3.017	01/16/27	196,762
500,000		BP Capital Markets plc	3.588	04/14/27	514,155
250,000		BP Capital Markets plc	3.279	09/19/27	249,519
300,000		BP Capital Markets plc	3.723	11/28/28	308,974
200,000		Buckeye Partners LP	2.650	11/15/18	200,813
200,000		Buckeye Partners LP	4.875	02/01/21	212,265
200,000		Buckeye Partners LP	4.350	10/15/24	205,893
300,000		Buckeye Partners LP	3.950	12/01/26	295,842
200,000		Buckeye Partners LP	5.850	11/15/43	217,142
100,000		Buckeye Partners LP	5.600	10/15/44	104,155
575,000		Burlington Resources Finance Co	7.200	08/15/31	763,096
200,000		Burlington Resources Finance Co	7.400	12/01/31	271,062
300,000		Canadian Natural Resources Ltd	2.950	01/15/23	298,147
600,000		Canadian Natural Resources Ltd	3.800	04/15/24	616,819
700,000		Canadian Natural Resources Ltd	3.900	02/01/25	717,297
750,000		Canadian Natural Resources Ltd	3.850	06/01/27	757,567
850,000		Canadian Natural Resources Ltd	6.250	03/15/38	1,020,166
300,000		Canadian Natural Resources Ltd	4.950	06/01/47	314,372
500,000		Cenovus Energy, Inc	5.700	10/15/19	529,850
550,000	g	Cenovus Energy, Inc	4.250	04/15/27	545,088
750,000	g	Cenovus Energy, Inc	5.250	06/15/37	743,933
500,000		Cenovus Energy, Inc	5.200	09/15/43	482,198
750,000	g	Cenovus Energy, Inc	5.400	06/15/47	751,687
500,000		Chevron Corp	1.790	11/16/18	500,903
200,000		Chevron Corp	4.950	03/03/19	209,164
500,000		Chevron Corp	1.561	05/16/19	499,205
1,000,000		Chevron Corp	2.193	11/15/19	1,009,289
400,000		Chevron Corp	1.961	03/03/20	401,502
300,000		Chevron Corp	1.991	03/03/20	301,085
1,250,000		Chevron Corp	2.427	06/24/20	1,268,259
750,000		Chevron Corp	2.100	05/16/21	750,195
400,000		Chevron Corp	2.411	03/03/22	402,518
300,000		Chevron Corp	2.498	03/03/22	302,408
1,050,000		Chevron Corp	2.355	12/05/22	1,051,601
500,000		Chevron Corp	2.566	05/16/23	502,849
250,000		Chevron Corp	3.191	06/24/23	259,596
300,000		Chevron Corp	2.895	03/03/24	303,725
125,000		Chevron Corp	3.326	11/17/25	128,456
1,650,000		Chevron Corp	2.954	05/16/26	1,646,670
500,000		Cimarex Energy Co	4.375	06/01/24	528,780
100,000		Cimarex Energy Co	3.900	05/15/27	102,049
65

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Concho Resources, Inc	3.750%	10/01/27	$502,339
400,000	Concho Resources, Inc	4.875	10/01/47	417,234
300,000	ConocoPhillips Co	2.200	05/15/20	301,691
500,000	ConocoPhillips Co	4.200	03/15/21	532,820
1,300,000	ConocoPhillips Co	2.875	11/15/21	1,324,062
600,000	ConocoPhillips Co	2.400	12/15/22	593,092
1,800,000	ConocoPhillips Co	3.350	11/15/24	1,850,520
300,000	ConocoPhillips Co	4.150	11/15/34	309,633
250,000	ConocoPhillips Co	5.900	05/15/38	311,026
1,035,000	ConocoPhillips Co	6.500	02/01/39	1,386,197
300,000	ConocoPhillips Co	4.300	11/15/44	315,574
500,000	ConocoPhillips Co	5.950	03/15/46	642,347
500,000	ConocoPhillips Holding Co	6.950	04/15/29	650,103
1,025,000	Devon Energy Corp	3.250	05/15/22	1,036,843
885,000	Devon Energy Corp	5.600	07/15/41	968,066
700,000	Devon Energy Corp	4.750	05/15/42	708,305
300,000	Devon Energy Corp	5.000	06/15/45	315,960
300,000	Ecopetrol S.A.	4.250	09/18/18	306,000
550,000	Ecopetrol S.A.	7.625	07/23/19	603,185
725,000	Ecopetrol S.A.	5.875	09/18/23	805,112
1,000,000	Ecopetrol S.A.	4.125	01/16/25	1,002,500
400,000	Ecopetrol S.A.	5.375	06/26/26	426,000
200,000	Ecopetrol S.A.	7.375	09/18/43	228,140
300,000	Ecopetrol S.A.	5.875	05/28/45	293,250
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	312,091
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	384,160
495,000	Enbridge Energy Partners LP	5.200	03/15/20	526,898
675,000	Enbridge Energy Partners LP	4.375	10/15/20	709,359
200,000	Enbridge Energy Partners LP	5.875	10/15/25	227,993
300,000	Enbridge Energy Partners LP	5.500	09/15/40	313,519
200,000	Enbridge Energy Partners LP	7.375	10/15/45	257,515
1,000,000	EnCana Corp	3.900	11/15/21	1,030,251
1,000,000	EnCana Corp	6.500	08/15/34	1,169,754
200,000	EnLink Midstream Partners LP	2.700	04/01/19	200,557
200,000	EnLink Midstream Partners LP	4.400	04/01/24	206,593
300,000	EnLink Midstream Partners LP	4.150	06/01/25	302,808
100,000	EnLink Midstream Partners LP	4.850	07/15/26	104,600
200,000	EnLink Midstream Partners LP	5.600	04/01/44	205,895
400,000	EnLink Midstream Partners LP	5.450	06/01/47	412,652
130,000	Enterprise Products Operating LLC	6.500	01/31/19	137,554
600,000	Enterprise Products Operating LLC	5.200	09/01/20	650,831
100,000	Enterprise Products Operating LLC	2.850	04/15/21	101,544
400,000	Enterprise Products Operating LLC	4.050	02/15/22	423,329
800,000	Enterprise Products Operating LLC	3.900	02/15/24	838,473
300,000	Enterprise Products Operating LLC	3.700	02/15/26	307,995
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	3,215,121
480,000	Enterprise Products Operating LLC	6.125	10/15/39	581,604
300,000	Enterprise Products Operating LLC	4.850	08/15/42	326,990
100,000	Enterprise Products Operating LLC	4.450	02/15/43	102,744
1,000,000	Enterprise Products Operating LLC	4.850	03/15/44	1,073,086
500,000	Enterprise Products Operating LLC	5.100	02/15/45	556,819
300,000	Enterprise Products Operating LLC	4.900	05/15/46	327,554
200,000	Enterprise Products Operating LLC	4.950	10/15/54	211,759
200,000	Enterprise Products Operating LLC	4.875	08/16/77	201,000
66

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Enterprise Products Operating LLC	5.250%	08/16/77	$201,750
900,000	EOG Resources, Inc	2.450	04/01/20	907,112
440,000	EOG Resources, Inc	4.100	02/01/21	463,395
600,000	EOG Resources, Inc	2.625	03/15/23	595,312
150,000	EOG Resources, Inc	4.150	01/15/26	158,902
200,000	EOG Resources, Inc	3.900	04/01/35	199,344
200,000	EOG Resources, Inc	5.100	01/15/36	222,435
550,000	EQT Corp	8.125	06/01/19	603,463
300,000	EQT Corp	2.500	10/01/20	301,059
300,000	EQT Corp	3.000	10/01/22	300,466
500,000	EQT Corp	3.900	10/01/27	499,868
750,000	Exxon Mobil Corp	1.708	03/01/19	750,571
500,000	Exxon Mobil Corp	1.819	03/15/19	502,759
950,000	Exxon Mobil Corp	1.912	03/06/20	952,427
750,000	Exxon Mobil Corp	2.222	03/01/21	755,501
500,000	Exxon Mobil Corp	2.397	03/06/22	503,990
1,000,000	Exxon Mobil Corp	2.726	03/01/23	1,017,899
500,000	Exxon Mobil Corp	3.176	03/15/24	518,356
500,000	Exxon Mobil Corp	2.709	03/06/25	501,851
852,000	Exxon Mobil Corp	3.043	03/01/26	867,949
500,000	Exxon Mobil Corp	3.567	03/06/45	492,481
850,000	Exxon Mobil Corp	4.114	03/01/46	917,854
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	205,947
400,000	Halliburton Co	2.000	08/01/18	400,591
1,850,000	Halliburton Co	3.800	11/15/25	1,904,296
500,000	Halliburton Co	4.850	11/15/35	541,811
250,000	Halliburton Co	4.500	11/15/41	247,904
600,000	Halliburton Co	4.750	08/01/43	633,056
750,000	Halliburton Co	5.000	11/15/45	822,136
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	211,424
200,000	Hess Corp	3.500	07/15/24	195,529
1,100,000	Hess Corp	4.300	04/01/27	1,094,466
940,000	Hess Corp	5.600	02/15/41	941,400
300,000	Hess Corp	5.800	04/01/47	306,989
200,000	HollyFrontier Corp	5.875	04/01/26	217,591
30,000	Husky Energy, Inc	7.250	12/15/19	33,165
200,000	Husky Energy, Inc	3.950	04/15/22	208,766
500,000	Husky Energy, Inc	4.000	04/15/24	514,664
130,000	Husky Energy, Inc	6.800	09/15/37	160,217
2,400,000	Kinder Morgan, Inc	3.050	12/01/19	2,443,092
1,200,000	Kinder Morgan, Inc	3.950	09/01/22	1,245,482
1,000,000	Kinder Morgan, Inc	3.150	01/15/23	1,004,639
350,000	Kinder Morgan, Inc	3.450	02/15/23	353,796
200,000	Kinder Morgan, Inc	3.500	09/01/23	202,120
300,000	Kinder Morgan, Inc	4.150	02/01/24	310,880
500,000	Kinder Morgan, Inc	4.250	09/01/24	520,851
1,950,000	Kinder Morgan, Inc	4.300	06/01/25	2,041,974
1,900,000	Kinder Morgan, Inc	5.300	12/01/34	1,982,843
535,000	Kinder Morgan, Inc	6.500	09/01/39	609,446
300,000	Kinder Morgan, Inc	5.625	09/01/41	311,953
200,000	Kinder Morgan, Inc	5.000	08/15/42	199,200
500,000	Kinder Morgan, Inc	5.000	03/01/43	497,459
400,000	Kinder Morgan, Inc	5.500	03/01/44	420,596
67

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Kinder Morgan, Inc	5.400%	09/01/44	$207,815
800,000		Kinder Morgan, Inc	5.550	06/01/45	862,416
200,000		Magellan Midstream Partners LP	6.550	07/15/19	214,915
125,000		Magellan Midstream Partners LP	4.250	02/01/21	131,846
900,000		Magellan Midstream Partners LP	5.000	03/01/26	1,001,023
100,000		Magellan Midstream Partners LP	4.250	09/15/46	99,089
300,000		Magellan Midstream Partners LP	4.200	10/03/47	294,645
1,150,000		Marathon Oil Corp	2.800	11/01/22	1,117,641
300,000		Marathon Oil Corp	3.850	06/01/25	297,804
300,000		Marathon Oil Corp	4.400	07/15/27	306,243
255,000		Marathon Oil Corp	6.600	10/01/37	293,232
200,000		Marathon Oil Corp	5.200	06/01/45	201,303
200,000		Marathon Petroleum Corp	2.700	12/14/18	201,362
250,000		Marathon Petroleum Corp	3.400	12/15/20	257,952
250,000		Marathon Petroleum Corp	5.125	03/01/21	271,978
600,000		Marathon Petroleum Corp	3.625	09/15/24	610,825
350,000		Marathon Petroleum Corp	6.500	03/01/41	420,956
250,000		Marathon Petroleum Corp	4.750	09/15/44	248,567
250,000		Marathon Petroleum Corp	5.850	12/15/45	274,552
200,000		Marathon Petroleum Corp	5.000	09/15/54	193,204
300,000		National Oilwell Varco, Inc	2.600	12/01/22	291,126
800,000		National Oilwell Varco, Inc	3.950	12/01/42	674,585
935,000		Nexen, Inc	6.400	05/15/37	1,198,324
750,000		Noble Energy, Inc	3.900	11/15/24	767,575
500,000		Noble Energy, Inc	3.850	01/15/28	500,764
700,000		Noble Energy, Inc	6.000	03/01/41	799,145
300,000		Noble Energy, Inc	5.250	11/15/43	314,670
200,000		Noble Energy, Inc	4.950	08/15/47	203,770
250,000		Occidental Petroleum Corp	3.125	02/15/22	257,265
200,000		Occidental Petroleum Corp	2.600	04/15/22	201,176
550,000		Occidental Petroleum Corp	2.700	02/15/23	553,861
750,000		Occidental Petroleum Corp	3.500	06/15/25	767,321
600,000		Occidental Petroleum Corp	3.400	04/15/26	614,887
650,000		Occidental Petroleum Corp	3.000	02/15/27	639,653
300,000		Occidental Petroleum Corp	4.625	06/15/45	327,911
240,000		Occidental Petroleum Corp	4.400	04/15/46	254,918
300,000		Occidental Petroleum Corp	4.100	02/15/47	308,633
200,000		Oceaneering International, Inc	4.650	11/15/24	198,843
300,000		ONE Gas, Inc	2.070	02/01/19	300,411
100,000		ONE Gas, Inc	3.610	02/01/24	103,995
100,000		ONE Gas, Inc	4.658	02/01/44	111,790
75,000		Petro-Canada	6.800	05/15/38	100,363
350,000		Petroleos Mexicanos	5.500	02/04/19	364,700
775,000		Petroleos Mexicanos	6.000	03/05/20	832,738
500,000		Petroleos Mexicanos	3.500	07/23/20	510,500
800,000		Petroleos Mexicanos	5.500	01/21/21	853,600
300,000		Petroleos Mexicanos	6.375	02/04/21	328,653
240,000		Petroleos Mexicanos	4.875	01/24/22	251,700
2,000,000	g	Petroleos Mexicanos	5.375	03/13/22	2,136,900
165,000		Petroleos Mexicanos	1.700	12/20/22	162,984
165,000		Petroleos Mexicanos	2.000	12/20/22	164,282
400,000		Petroleos Mexicanos	3.500	01/30/23	394,000

68

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$759,000		Petroleos Mexicanos	4.625%	09/21/23	$783,971
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,555,500
1,950,000		Petroleos Mexicanos	4.500	01/23/26	1,946,685
500,000		Petroleos Mexicanos	6.875	08/04/26	568,750
1,125,000	g	Petroleos Mexicanos	6.500	03/13/27	1,249,031
2,525,000	g	Petroleos Mexicanos	6.500	03/13/27	2,803,381
2,040,000		Petroleos Mexicanos	6.500	06/02/41	2,132,820
860,000		Petroleos Mexicanos	5.500	06/27/44	801,950
575,000		Petroleos Mexicanos	6.375	01/23/45	585,063
1,000,000		Petroleos Mexicanos	5.625	01/23/46	930,000
2,015,000		Petroleos Mexicanos	6.750	09/21/47	2,143,759
1,075,000	g	Petroleos Mexicanos	6.750	09/21/47	1,143,693
650,000		Phillips 66	4.300	04/01/22	697,950
538,000		Phillips 66	4.650	11/15/34	569,285
400,000		Phillips 66	5.875	05/01/42	491,779
900,000		Phillips 66	4.875	11/15/44	980,309
125,000		Pioneer Natural Resources Co	3.450	01/15/21	127,783
375,000		Pioneer Natural Resources Co	3.950	07/15/22	393,953
200,000		Pioneer Natural Resources Co	4.450	01/15/26	213,164
550,000		Plains All American Pipeline LP	2.600	12/15/19	548,808
700,000		Plains All American Pipeline LP	5.000	02/01/21	736,043
200,000		Plains All American Pipeline LP	2.850	01/31/23	192,161
400,000		Plains All American Pipeline LP	3.850	10/15/23	401,394
200,000		Plains All American Pipeline LP	3.600	11/01/24	195,315
300,000		Plains All American Pipeline LP	4.650	10/15/25	308,839
500,000		Plains All American Pipeline LP	4.500	12/15/26	507,256
100,000		Plains All American Pipeline LP	6.650	01/15/37	110,669
250,000		Plains All American Pipeline LP	5.150	06/01/42	235,740
300,000		Plains All American Pipeline LP	4.700	06/15/44	271,329
300,000		Plains All American Pipeline LP	4.900	02/15/45	278,749
1,500,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	1,625,433
1,500,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	1,654,175
2,500,000		Sabine Pass Liquefaction LLC	5.000	03/15/27	2,665,415
375,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	377,859
750,000		Schlumberger Investment S.A.	3.650	12/01/23	795,850
300,000		Shell International Finance BV	1.625	11/10/18	300,197
500,000		Shell International Finance BV	2.000	11/15/18	502,121
500,000		Shell International Finance BV	1.375	05/10/19	498,162
500,000		Shell International Finance BV	1.375	09/12/19	496,751
805,000		Shell International Finance BV	4.300	09/22/19	844,328
1,280,000		Shell International Finance BV	4.375	03/25/20	1,357,924
500,000		Shell International Finance BV	2.125	05/11/20	503,772
300,000		Shell International Finance BV	2.250	11/10/20	302,359
500,000		Shell International Finance BV	1.875	05/10/21	496,324
500,000		Shell International Finance BV	1.750	09/12/21	493,177
200,000		Shell International Finance BV	2.375	08/21/22	200,496
500,000		Shell International Finance BV	2.250	01/06/23	496,561
500,000		Shell International Finance BV	3.400	08/12/23	524,197
2,300,000		Shell International Finance BV	3.250	05/11/25	2,354,435
1,500,000		Shell International Finance BV	2.875	05/10/26	1,487,915
500,000		Shell International Finance BV	2.500	09/12/26	481,602
500,000		Shell International Finance BV	4.125	05/11/35	527,763
421,000		Shell International Finance BV	6.375	12/15/38	570,454
69

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Shell International Finance BV	3.625%	08/21/42	$191,266
1,000,000		Shell International Finance BV	4.550	08/12/43	1,085,163
1,000,000		Shell International Finance BV	4.375	05/11/45	1,070,467
425,000		Shell International Finance BV	4.000	05/10/46	429,571
1,750,000		Shell International Finance BV	3.750	09/12/46	1,717,766
500,000		Statoil ASA	1.250	11/09/17	500,020
375,000		Statoil ASA	1.200	01/17/18	374,786
300,000		Statoil ASA	1.150	05/15/18	299,392
300,000		Statoil ASA	1.950	11/08/18	300,774
450,000		Statoil ASA	5.250	04/15/19	473,527
500,000		Statoil ASA	2.250	11/08/19	503,948
300,000		Statoil ASA	2.900	11/08/20	307,031
500,000		Statoil ASA	2.750	11/10/21	509,586
625,000		Statoil ASA	2.450	01/17/23	623,648
300,000		Statoil ASA	2.650	01/15/24	296,917
300,000		Statoil ASA	3.700	03/01/24	317,342
500,000		Statoil ASA	3.250	11/10/24	513,623
200,000		Statoil ASA	5.100	08/17/40	232,426
400,000		Statoil ASA	4.250	11/23/41	417,461
300,000		Statoil ASA	3.950	05/15/43	300,665
1,300,000		Statoil ASA	4.800	11/08/43	1,470,530
750,000		Suncor Energy, Inc	3.600	12/01/24	772,691
1,400,000		Suncor Energy, Inc	6.500	06/15/38	1,819,069
200,000		Sunoco Logistics Partners Operations LP	4.400	04/01/21	210,952
1,181,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,190,446
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	309,464
200,000		Sunoco Logistics Partners Operations LP	5.950	12/01/25	226,475
400,000		Sunoco Logistics Partners Operations LP	3.900	07/15/26	396,672
500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	497,904
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	107,320
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	297,974
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	199,760
500,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	508,922
100,000	g	TechnipFMC plc	3.450	10/01/22	100,667
900,000	g	Tesoro Corp	5.125	12/15/26	987,222
300,000		Total Capital Canada Ltd	2.750	07/15/23	302,833
300,000		Total Capital International S.A.	2.125	01/10/19	301,897
500,000		Total Capital International S.A.	2.100	06/19/19	503,771
300,000		Total Capital International S.A.	2.750	06/19/21	306,492
1,000,000		Total Capital International S.A.	2.875	02/17/22	1,021,079
400,000		Total Capital International S.A.	2.700	01/25/23	404,394
600,000		Total Capital International S.A.	3.700	01/15/24	633,605
300,000		Total Capital International S.A.	3.750	04/10/24	316,608
700,000		Total Capital S.A.	4.450	06/24/20	747,292
100,000		Total Capital S.A.	4.125	01/28/21	106,250
500,000		TransCanada PipeLines Ltd	3.125	01/15/19	507,475
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	627,138
1,000,000		TransCanada PipeLines Ltd	4.875	01/15/26	1,121,379
1,700,000		TransCanada PipeLines Ltd	4.625	03/01/34	1,858,242
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	420,381
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	687,934
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	258,387
70

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	TransCanada PipeLines Ltd	5.000%	10/16/43	$230,153
400,000	Vale Overseas Ltd	5.875	06/10/21	440,500
1,542,000	Vale Overseas Ltd	4.375	01/11/22	1,607,442
2,350,000	Vale Overseas Ltd	6.250	08/10/26	2,673,125
150,000	Vale Overseas Ltd	8.250	01/17/34	189,188
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,332,780
680,000	Valero Energy Corp	6.125	02/01/20	739,447
825,000	Valero Energy Corp	3.650	03/15/25	846,116
500,000	Valero Energy Corp	3.400	09/15/26	493,056
330,000	Valero Energy Corp	7.500	04/15/32	434,237
500,000	Valero Energy Corp	6.625	06/15/37	630,589
300,000	Valero Energy Corp	4.900	03/15/45	321,780
200,000	Valero Energy Partners LP	4.375	12/15/26	206,312
	TOTAL ENERGY			212,087,117

FOOD & STAPLES RETAILING - 0.3%
750,000	CVS Health Corp	2.250	08/12/19	753,539
1,000,000	CVS Health Corp	2.800	07/20/20	1,017,339
500,000	CVS Health Corp	4.125	05/15/21	528,017
650,000	CVS Health Corp	2.125	06/01/21	643,191
500,000	CVS Health Corp	3.500	07/20/22	519,989
500,000	CVS Health Corp	2.750	12/01/22	500,994
250,000	CVS Health Corp	4.000	12/05/23	264,990
900,000	CVS Health Corp	3.375	08/12/24	919,308
1,319,000	CVS Health Corp	3.875	07/20/25	1,375,252
1,200,000	CVS Health Corp	2.875	06/01/26	1,158,812
400,000	CVS Health Corp	5.300	12/05/43	467,366
1,500,000	CVS Health Corp	5.125	07/20/45	1,724,101
235,000	Delhaize Group S.A.	5.700	10/01/40	269,984
55,000	Kroger Co	6.800	12/15/18	58,124
100,000	Kroger Co	2.000	01/15/19	100,166
1,225,000	Kroger Co	1.500	09/30/19	1,210,563
445,000	Kroger Co	6.150	01/15/20	483,477
200,000	Kroger Co	2.950	11/01/21	201,761
200,000	Kroger Co	3.400	04/15/22	205,523
125,000	Kroger Co	2.800	08/01/22	125,303
200,000	Kroger Co	3.850	08/01/23	207,074
300,000	Kroger Co	4.000	02/01/24	310,996
100,000	Kroger Co	3.500	02/01/26	98,328
300,000	Kroger Co	2.650	10/15/26	274,256
175,000	Kroger Co	3.700	08/01/27	173,132
100,000	Kroger Co	6.900	04/15/38	124,839
250,000	Kroger Co	5.000	04/15/42	250,847
300,000	Kroger Co	5.150	08/01/43	307,468
300,000	Kroger Co	3.875	10/15/46	260,836
500,000	Kroger Co	4.450	02/01/47	471,731
200,000	Kroger Co	4.650	01/15/48	193,420
300,000	SYSCO Corp	1.900	04/01/19	299,787
500,000	SYSCO Corp	2.600	10/01/20	507,259
125,000	SYSCO Corp	2.500	07/15/21	125,767
250,000	SYSCO Corp	2.600	06/12/22	250,408
225,000	SYSCO Corp	3.300	07/15/26	226,837
100,000	SYSCO Corp	3.250	07/15/27	99,644

71

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		SYSCO Corp	5.375%	09/21/35	$117,388
300,000		SYSCO Corp	4.850	10/01/45	329,547
500,000		SYSCO Corp	4.500	04/01/46	525,774
200,000		Walgreen Co	3.100	09/15/22	203,689
200,000		Walgreen Co	4.400	09/15/42	201,165
1,125,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	1,140,223
500,000		Walgreens Boots Alliance, Inc	3.300	11/18/21	516,259
400,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	413,183
2,000,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,992,515
400,000		Walgreens Boots Alliance, Inc	4.500	11/18/34	416,777
400,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	424,741
125,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	130,467
200,000		Whole Foods Market, Inc	5.200	12/03/25	229,550
		TOTAL FOOD & STAPLES RETAILING			23,351,706

FOOD, BEVERAGE & TOBACCO - 1.4%
228,000		Altria Group, Inc	9.250	08/06/19	258,192
300,000		Altria Group, Inc	2.625	01/14/20	304,590
1,800,000		Altria Group, Inc	4.750	05/05/21	1,950,522
800,000		Altria Group, Inc	2.850	08/09/22	816,681
200,000		Altria Group, Inc	2.950	05/02/23	202,849
200,000		Altria Group, Inc	2.625	09/16/26	192,461
800,000		Altria Group, Inc	4.250	08/09/42	818,735
300,000		Altria Group, Inc	4.500	05/02/43	321,182
600,000		Altria Group, Inc	5.375	01/31/44	720,060
300,000		Altria Group, Inc	3.875	09/16/46	293,063
2,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	2,005,002
500,000		Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	503,105
2,000,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,031,989
500,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	502,647
2,000,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	2,072,886
500,000		Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	524,740
10,600,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	10,961,727
2,500,000		Anheuser-Busch InBev Finance, Inc	4.700	02/01/36	2,767,355
1,000,000		Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,069,775
3,825,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	4,353,176
1,390,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,492,761
2,750,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,772,007
500,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	483,866
639,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	683,782
1,400,000		Archer-Daniels-Midland Co	2.500	08/11/26	1,342,680
740,000		Archer-Daniels-Midland Co	4.016	04/16/43	761,492
200,000		Archer-Daniels-Midland Co	3.750	09/15/47	197,176
750,000	g	BAT Capital Corp	2.297	08/14/20	752,232
750,000	g	BAT Capital Corp	2.764	08/15/22	753,987
1,000,000	g	BAT Capital Corp	3.222	08/15/24	1,002,056
1,250,000	g	BAT Capital Corp	3.557	08/15/27	1,253,803
1,000,000	g	BAT Capital Corp	4.390	08/15/37	1,018,692
1,250,000	g	BAT Capital Corp	4.540	08/15/47	1,285,402
200,000		Beam, Inc	3.250	05/15/22	204,637
200,000		Brown-Forman Corp	4.500	07/15/45	215,239
100,000		Bunge Ltd	8.500	06/15/19	110,440
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Bunge Ltd	3.500%	11/24/20	$514,539
300,000	Bunge Ltd	3.000	09/25/22	299,848
300,000	Bunge Ltd	3.750	09/25/27	299,378
100,000	Campbell Soup Co	4.250	04/15/21	106,243
650,000	Campbell Soup Co	2.500	08/02/22	650,685
150,000	Campbell Soup Co	3.800	08/02/42	142,330
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	307,426
300,000	Coca-Cola Co	1.650	11/01/18	300,648
500,000	Coca-Cola Co	1.375	05/30/19	498,329
500,000	Coca-Cola Co	1.875	10/27/20	500,188
300,000	Coca-Cola Co	2.450	11/01/20	304,984
410,000	Coca-Cola Co	3.150	11/15/20	426,194
400,000	Coca-Cola Co	1.550	09/01/21	392,248
300,000	Coca-Cola Co	2.500	04/01/23	301,508
2,500,000	Coca-Cola Co	3.200	11/01/23	2,610,410
500,000	Coca-Cola Co	2.875	10/27/25	503,575
300,000	Coca-Cola Co	2.550	06/01/26	291,794
400,000	Coca-Cola Co	2.250	09/01/26	379,019
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	103,542
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	201,325
400,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	422,612
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	527,937
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	231,174
572,000	ConAgra Foods, Inc	3.200	01/25/23	582,048
100,000	ConAgra Foods, Inc	7.000	10/01/28	125,617
600,000	Constellation Brands, Inc	3.875	11/15/19	622,578
300,000	Constellation Brands, Inc	2.700	05/09/22	300,938
750,000	Constellation Brands, Inc	3.700	12/06/26	766,795
300,000	Constellation Brands, Inc	3.500	05/09/27	304,709
300,000	Constellation Brands, Inc	4.500	05/09/47	314,680
100,000	Corn Products International, Inc	4.625	11/01/20	106,680
200,000	Diageo Capital plc	5.875	09/30/36	258,527
400,000	Diageo Capital plc	3.875	04/29/43	406,822
500,000	Dr Pepper Snapple Group, Inc	3.130	12/15/23	509,863
200,000	Dr Pepper Snapple Group, Inc	3.400	11/15/25	202,827
200,000	Dr Pepper Snapple Group, Inc	2.550	09/15/26	188,468
500,000	Dr Pepper Snapple Group, Inc	4.420	12/15/46	524,478
150,000	Flowers Foods, Inc	4.375	04/01/22	159,395
100,000	Flowers Foods, Inc	3.500	10/01/26	98,203
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	199,127
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	304,443
210,000	General Mills, Inc	5.650	02/15/19	220,647
175,000	General Mills, Inc	2.200	10/21/19	176,090
200,000	General Mills, Inc	3.150	12/15/21	205,143
500,000	General Mills, Inc	3.650	02/15/24	523,049
500,000	General Mills, Inc	3.200	02/10/27	494,645
150,000	General Mills, Inc	5.400	06/15/40	173,780
100,000	General Mills, Inc	4.150	02/15/43	99,394
150,000	Hershey Co	4.125	12/01/20	159,481
500,000	Hershey Co	2.300	08/15/26	470,473
300,000	Hershey Co	3.375	08/15/46	274,991
300,000	Ingredion, Inc	3.200	10/01/26	295,409
175,000	JM Smucker Co	2.500	03/15/20	176,609
73

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		JM Smucker Co	3.500%	10/15/21	$103,882
300,000		JM Smucker Co	3.000	03/15/22	304,542
600,000		JM Smucker Co	3.500	03/15/25	613,788
300,000		JM Smucker Co	4.250	03/15/35	312,596
300,000		JM Smucker Co	4.375	03/15/45	313,007
1,279,000		Kellogg Co	4.000	12/15/20	1,349,992
500,000		Kellogg Co	2.650	12/01/23	496,599
1,125,000		Kellogg Co	3.250	04/01/26	1,123,865
150,000		Kellogg Co	4.500	04/01/46	155,838
2,275,000		Kraft Foods Group, Inc	3.500	06/06/22	2,358,459
300,000		Kraft Foods Group, Inc	6.500	02/09/40	377,326
700,000		Kraft Foods Group, Inc	5.000	06/04/42	749,365
1,900,000		Kraft Foods, Inc	5.375	02/10/20	2,033,066
700,000		Kraft Heinz Foods Co	2.800	07/02/20	712,522
200,000		Kraft Heinz Foods Co	3.500	07/15/22	206,923
900,000		Kraft Heinz Foods Co	3.950	07/15/25	926,643
1,000,000		Kraft Heinz Foods Co	3.000	06/01/26	958,896
600,000		Kraft Heinz Foods Co	5.000	07/15/35	653,385
1,000,000		Kraft Heinz Foods Co	5.200	07/15/45	1,094,805
1,500,000		Kraft Heinz Foods Co	4.375	06/01/46	1,469,975
250,000		McCormick & Co, Inc	2.700	08/15/22	251,104
250,000		McCormick & Co, Inc	3.150	08/15/24	251,981
250,000		McCormick & Co, Inc	3.400	08/15/27	250,777
400,000		McCormick & Co, Inc	4.200	08/15/47	409,780
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	409,124
100,000		Mead Johnson Nutrition Co	3.000	11/15/20	102,715
225,000		Mead Johnson Nutrition Co	4.125	11/15/25	242,829
350,000		Mead Johnson Nutrition Co	4.600	06/01/44	384,692
350,000		Molson Coors Brewing Co	1.450	07/15/19	346,155
500,000	g	Molson Coors Brewing Co	2.250	03/15/20	499,608
500,000		Molson Coors Brewing Co	2.100	07/15/21	492,888
150,000		Molson Coors Brewing Co	3.500	05/01/22	155,437
750,000		Molson Coors Brewing Co	3.000	07/15/26	729,110
300,000		Molson Coors Brewing Co	5.000	05/01/42	334,328
750,000		Molson Coors Brewing Co	4.200	07/15/46	746,698
400,000		PepsiCo, Inc	2.250	01/07/19	403,163
100,000		PepsiCo, Inc	1.500	02/22/19	99,857
350,000		PepsiCo, Inc	1.550	05/02/19	349,669
300,000		PepsiCo, Inc	1.350	10/04/19	299,070
100,000		PepsiCo, Inc	4.500	01/15/20	106,047
500,000		PepsiCo, Inc	1.850	04/30/20	500,300
300,000		PepsiCo, Inc	2.150	10/14/20	302,388
400,000		PepsiCo, Inc	3.125	11/01/20	414,413
200,000		PepsiCo, Inc	3.000	08/25/21	207,024
1,300,000		PepsiCo, Inc	1.700	10/06/21	1,280,196
400,000		PepsiCo, Inc	2.750	03/05/22	410,012
500,000		PepsiCo, Inc	2.250	05/02/22	500,438
300,000		PepsiCo, Inc	3.100	07/17/22	311,322
500,000		PepsiCo, Inc	2.750	03/01/23	510,303
1,000,000		PepsiCo, Inc	3.600	03/01/24	1,055,983
300,000		PepsiCo, Inc	2.750	04/30/25	300,075
425,000		PepsiCo, Inc	3.500	07/17/25	443,734

74

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	PepsiCo, Inc	2.850%	02/24/26	$99,471
1,000,000	PepsiCo, Inc	2.375	10/06/26	958,455
310,000	PepsiCo, Inc	4.875	11/01/40	362,542
400,000	PepsiCo, Inc	4.000	03/05/42	409,756
200,000	PepsiCo, Inc	3.600	08/13/42	197,672
450,000	PepsiCo, Inc	4.600	07/17/45	508,361
800,000	PepsiCo, Inc	4.450	04/14/46	886,739
275,000	PepsiCo, Inc	3.450	10/06/46	261,488
750,000	PepsiCo, Inc	4.000	05/02/47	785,477
300,000	Philip Morris International, Inc	1.875	01/15/19	300,775
800,000	Philip Morris International, Inc	1.625	02/21/19	799,380
300,000	Philip Morris International, Inc	1.375	02/25/19	298,481
300,000	Philip Morris International, Inc	2.000	02/21/20	300,312
200,000	Philip Morris International, Inc	2.900	11/15/21	204,144
300,000	Philip Morris International, Inc	2.625	02/18/22	302,453
300,000	Philip Morris International, Inc	2.375	08/17/22	298,623
200,000	Philip Morris International, Inc	2.500	08/22/22	199,960
500,000	Philip Morris International, Inc	2.625	03/06/23	499,689
300,000	Philip Morris International, Inc	2.125	05/10/23	292,088
300,000	Philip Morris International, Inc	3.600	11/15/23	315,213
500,000	Philip Morris International, Inc	3.250	11/10/24	509,483
300,000	Philip Morris International, Inc	3.375	08/11/25	307,772
700,000	Philip Morris International, Inc	2.750	02/25/26	683,755
300,000	Philip Morris International, Inc	3.125	08/17/27	300,622
240,000	Philip Morris International, Inc	6.375	05/16/38	319,565
150,000	Philip Morris International, Inc	4.375	11/15/41	159,139
200,000	Philip Morris International, Inc	4.500	03/20/42	216,504
150,000	Philip Morris International, Inc	3.875	08/21/42	148,710
300,000	Philip Morris International, Inc	4.125	03/04/43	307,898
200,000	Philip Morris International, Inc	4.875	11/15/43	223,414
1,300,000	Philip Morris International, Inc	4.250	11/10/44	1,355,521
270,000	Reynolds American, Inc	6.875	05/01/20	300,796
375,000	Reynolds American, Inc	3.250	06/12/20	385,294
2,250,000	Reynolds American, Inc	4.000	06/12/22	2,376,241
200,000	Reynolds American, Inc	4.850	09/15/23	219,435
750,000	Reynolds American, Inc	5.700	08/15/35	879,160
65,000	Reynolds American, Inc	7.250	06/15/37	88,982
200,000	Reynolds American, Inc	6.150	09/15/43	250,670
750,000	Reynolds American, Inc	5.850	08/15/45	916,951
1,400,000	Tyson Foods, Inc	4.500	06/15/22	1,513,709
500,000	Tyson Foods, Inc	3.950	08/15/24	525,808
300,000	Tyson Foods, Inc	3.550	06/02/27	303,318
500,000	Tyson Foods, Inc	5.150	08/15/44	569,307
300,000	Tyson Foods, Inc	4.550	06/02/47	320,844
	TOTAL FOOD, BEVERAGE & TOBACCO			117,443,505

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
100,000	AmerisourceBergen Corp	3.500	11/15/21	103,639
400,000	AmerisourceBergen Corp	3.400	05/15/24	412,012
700,000	AmerisourceBergen Corp	3.250	03/01/25	706,787
400,000	Ascension Health	3.945	11/15/46	407,629
200,000	Ascension Health, Inc	4.847	11/15/53	228,667
300,000	Baxter International, Inc	1.700	08/15/21	292,579

75

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Baxter International, Inc	2.600%	08/15/26	$285,176
300,000	Baxter International, Inc	3.500	08/15/46	267,926
290,000	Baylor Scott & White Holdings	4.185	11/15/45	304,977
200,000	Baylor Scott & White Holdings	3.967	11/15/46	202,511
1,414,000	Becton Dickinson & Co	2.675	12/15/19	1,430,787
150,000	Becton Dickinson & Co	3.250	11/12/20	154,021
850,000	Becton Dickinson & Co	3.125	11/08/21	866,275
151,000	Becton Dickinson & Co	3.734	12/15/24	154,189
500,000	Becton Dickinson and Co	2.133	06/06/19	501,230
750,000	Becton Dickinson and Co	2.404	06/05/20	752,499
750,000	Becton Dickinson and Co	2.894	06/06/22	751,616
750,000	Becton Dickinson and Co	3.363	06/06/24	756,698
1,000,000	Becton Dickinson and Co	3.700	06/06/27	1,007,842
500,000	Becton Dickinson and Co	4.685	12/15/44	528,240
1,000,000	Becton Dickinson and Co	4.669	06/06/47	1,048,483
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	107,305
650,000	Boston Scientific Corp	6.000	01/15/20	705,491
300,000	Boston Scientific Corp	2.850	05/15/20	304,954
300,000	Boston Scientific Corp	3.375	05/15/22	307,726
150,000	Boston Scientific Corp	4.125	10/01/23	159,081
1,400,000	Boston Scientific Corp	3.850	05/15/25	1,453,044
500,000	Cardinal Health, Inc	1.948	06/14/19	500,457
200,000	Cardinal Health, Inc	2.400	11/15/19	201,542
100,000	Cardinal Health, Inc	4.625	12/15/20	106,875
350,000	Cardinal Health, Inc	2.616	06/15/22	349,611
100,000	Cardinal Health, Inc	3.200	06/15/22	102,088
200,000	Cardinal Health, Inc	3.200	03/15/23	203,242
500,000	Cardinal Health, Inc	3.079	06/15/24	503,283
100,000	Cardinal Health, Inc	3.500	11/15/24	102,621
200,000	Cardinal Health, Inc	3.750	09/15/25	207,006
300,000	Cardinal Health, Inc	3.410	06/15/27	300,896
100,000	Cardinal Health, Inc	4.600	03/15/43	104,804
200,000	Cardinal Health, Inc	4.500	11/15/44	207,945
200,000	Cardinal Health, Inc	4.900	09/15/45	220,339
500,000	Cardinal Health, Inc	4.368	06/15/47	511,654
100,000	Coventry Health Care, Inc	5.450	06/15/21	110,129
650,000	Covidien International Finance S.A.	3.200	06/15/22	670,325
100,000	CR Bard, Inc	4.400	01/15/21	105,043
200,000	CR Bard, Inc	3.000	05/15/26	200,550
200,000	Dignity Health	5.267	11/01/64	208,686
100,000	Edwards Lifesciences Corp	2.875	10/15/18	101,059
900,000	Express Scripts Holding Co	2.250	06/15/19	903,479
150,000	Express Scripts Holding Co	3.300	02/25/21	154,246
250,000	Express Scripts Holding Co	4.750	11/15/21	271,174
525,000	Express Scripts Holding Co	3.900	02/15/22	552,606
1,100,000	Express Scripts Holding Co	3.000	07/15/23	1,103,115
300,000	Express Scripts Holding Co	3.500	06/15/24	304,306
150,000	Express Scripts Holding Co	4.500	02/25/26	160,413
500,000	Express Scripts Holding Co	3.400	03/01/27	492,707
93,000	Express Scripts Holding Co	6.125	11/15/41	111,874
750,000	Express Scripts Holding Co	4.800	07/15/46	791,496
200,000	Hackensack Meridian Health, Inc	4.500	07/01/57	216,839

76

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Johns Hopkins Health System Corp	3.837%	05/15/46	$101,059
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	104,152
500,000	Kaiser Foundation Hospitals	3.150	05/01/27	503,058
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	117,031
515,000	Kaiser Foundation Hospitals	4.150	05/01/47	551,362
200,000	Keysight Technologies, Inc	3.300	10/30/19	202,767
200,000	Keysight Technologies, Inc	4.550	10/30/24	210,881
300,000	Keysight Technologies, Inc	4.600	04/06/27	315,456
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	251,072
150,000	Laboratory Corp of America Holdings	2.625	02/01/20	151,576
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	306,968
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	207,893
700,000	Laboratory Corp of America Holdings	4.000	11/01/23	732,962
200,000	Laboratory Corp of America Holdings	3.250	09/01/24	200,714
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	101,962
300,000	Laboratory Corp of America Holdings	3.600	09/01/27	301,602
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	308,831
200,000	Mayo Clinic	4.128	11/15/52	211,480
200,000	Mayo Clinic Rochester	4.000	11/15/47	205,720
180,000	McKesson Corp	4.750	03/01/21	192,941
600,000	McKesson Corp	2.700	12/15/22	601,761
200,000	McKesson Corp	2.850	03/15/23	200,978
500,000	McKesson Corp	3.796	03/15/24	525,157
100,000	McKesson Corp	6.000	03/01/41	124,954
375,000	McKesson Corp	4.883	03/15/44	415,992
325,000	Medtronic Global Holdings S.C.A	3.350	04/01/27	333,919
875,000	Medtronic, Inc	2.500	03/15/20	888,095
1,000,000	Medtronic, Inc	3.150	03/15/22	1,035,163
1,000,000	Medtronic, Inc	3.625	03/15/24	1,054,277
3,500,000	Medtronic, Inc	3.500	03/15/25	3,648,907
936,000	Medtronic, Inc	4.375	03/15/35	1,029,875
200,000	Medtronic, Inc	4.500	03/15/42	219,292
1,000,000	Medtronic, Inc	4.625	03/15/44	1,116,311
1,050,000	Medtronic, Inc	4.625	03/15/45	1,194,390
300,000	New York and Presbyterian Hospital	4.024	08/01/45	308,669
150,000	New York and Presbyterian Hospital	4.063	08/01/56	152,041
140,000	Northwell Healthcare, Inc	3.979	11/01/46	132,396
175,000	Northwell Healthcare, Inc	4.260	11/01/47	175,927
350,000	NYU Hospitals Center	5.750	07/01/43	445,459
250,000	NYU Hospitals Center	4.368	07/01/47	264,261
150,000	PerkinElmer, Inc	5.000	11/15/21	162,552
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	191,794
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	96,121
300,000	Quest Diagnostics, Inc	2.700	04/01/19	303,237
200,000	Quest Diagnostics, Inc	2.500	03/30/20	200,943
400,000	Quest Diagnostics, Inc	4.700	04/01/21	428,911
125,000	Quest Diagnostics, Inc	3.500	03/30/25	127,376
300,000	Quest Diagnostics, Inc	4.700	03/30/45	315,195
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	199,008
200,000	SSM Health Care Corp	3.823	06/01/27	206,957
125,000	Stryker Corp	2.000	03/08/19	125,252
90,000	Stryker Corp	4.375	01/15/20	94,802
850,000	Stryker Corp	2.625	03/15/21	859,966
77

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Stryker Corp	3.375%	05/15/24	$206,074
200,000	Stryker Corp	3.375	11/01/25	204,740
600,000	Stryker Corp	3.500	03/15/26	615,837
200,000	Stryker Corp	4.100	04/01/43	199,750
200,000	Stryker Corp	4.375	05/15/44	209,083
250,000	Stryker Corp	4.625	03/15/46	272,241
100,000	Texas Health Resources	4.330	11/15/55	104,237
200,000	Thermo Fisher Scientific, Inc	2.150	12/14/18	200,873
1,100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	1,107,419
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	671,987
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	254,359
300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	304,856
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	640,218
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	155,208
775,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	758,185
150,000	Thermo Fisher Scientific, Inc	3.200	08/15/27	147,599
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	236,256
200,000	Thermo Fisher Scientific, Inc	4.100	08/15/47	200,401
200,000	Trinity Health Corp	4.125	12/01/45	205,830
500,000	Zimmer Holdings, Inc	2.700	04/01/20	504,910
750,000	Zimmer Holdings, Inc	3.150	04/01/22	762,378
1,125,000	Zimmer Holdings, Inc	3.550	04/01/25	1,135,543
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			55,839,203

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	104,948
100,000	Clorox Co	3.050	09/15/22	102,665
200,000	Clorox Co	3.500	12/15/24	206,407
300,000	Clorox Co	3.100	10/01/27	298,421
300,000	Colgate-Palmolive Co	1.750	03/15/19	300,457
200,000	Colgate-Palmolive Co	2.300	05/03/22	201,359
200,000	Colgate-Palmolive Co	1.950	02/01/23	196,506
300,000	Colgate-Palmolive Co	3.250	03/15/24	310,376
60,000	Colgate-Palmolive Co	6.450	06/16/28	75,105
300,000	Colgate-Palmolive Co	4.000	08/15/45	310,537
200,000	Colgate-Palmolive Co	3.700	08/01/47	197,030
200,000	Ecolab, Inc	2.000	01/14/19	200,792
375,000	Ecolab, Inc	2.250	01/12/20	377,456
350,000	Ecolab, Inc	4.350	12/08/21	378,460
300,000	Ecolab, Inc	2.375	08/10/22	299,577
200,000	Ecolab, Inc	3.250	01/14/23	205,932
625,000	Ecolab, Inc	2.700	11/01/26	600,272
100,000	Ecolab, Inc	5.500	12/08/41	122,967
200,000	Estee Lauder Cos, Inc	1.800	02/07/20	199,850
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	198,664
200,000	Estee Lauder Cos, Inc	3.150	03/15/27	203,285
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	127,195
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	323,155
200,000	Estee Lauder Cos, Inc	4.150	03/15/47	209,836
300,000	Procter & Gamble Co	1.900	11/01/19	301,563
500,000	Procter & Gamble Co	1.850	02/02/21	497,210
800,000	Procter & Gamble Co	2.300	02/06/22	806,128

78

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Procter & Gamble Co	2.150%	08/11/22	$299,635
600,000	Procter & Gamble Co	3.100	08/15/23	624,501
750,000	Procter & Gamble Co	2.700	02/02/26	744,904
1,750,000	Procter & Gamble Co	2.450	11/03/26	1,692,609
750,000	Procter & Gamble Co	2.850	08/11/27	746,830
22,000	Procter & Gamble Co	5.550	03/05/37	29,034
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			11,493,666

INSURANCE - 1.0%
500,000	ACE INA Holdings, Inc	5.900	06/15/19	532,752
500,000	ACE INA Holdings, Inc	2.300	11/03/20	503,564
500,000	ACE INA Holdings, Inc	2.875	11/03/22	509,081
250,000	ACE INA Holdings, Inc	2.700	03/13/23	251,876
400,000	ACE INA Holdings, Inc	3.150	03/15/25	406,290
675,000	ACE INA Holdings, Inc	3.350	05/03/26	691,757
150,000	ACE INA Holdings, Inc	4.150	03/13/43	160,163
1,100,000	ACE INA Holdings, Inc	4.350	11/03/45	1,208,079
300,000	Aetna, Inc	2.200	03/15/19	301,440
1,000,000	Aetna, Inc	2.750	11/15/22	1,007,818
750,000	Aetna, Inc	2.800	06/15/23	753,769
240,000	Aetna, Inc	6.625	06/15/36	325,153
350,000	Aetna, Inc	4.500	05/15/42	384,687
500,000	Aetna, Inc	4.125	11/15/42	521,897
375,000	Aetna, Inc	3.875	08/15/47	379,842
500,000	Aflac, Inc	2.400	03/16/20	503,532
600,000	Aflac, Inc	3.625	06/15/23	632,223
200,000	Aflac, Inc	3.625	11/15/24	210,835
200,000	Aflac, Inc	2.875	10/15/26	196,097
200,000	Aflac, Inc	4.000	10/15/46	199,429
300,000	Alleghany Corp	4.950	06/27/22	329,134
200,000	Alleghany Corp	4.900	09/15/44	210,447
300,000	Allied World Assurance Co Holdings Ltd	4.350	10/29/25	304,725
1,250,000	Allstate Corp	3.150	06/15/23	1,279,840
100,000	Allstate Corp	3.280	12/15/26	101,769
600,000	Allstate Corp	4.500	06/15/43	661,309
300,000	Allstate Corp	4.200	12/15/46	318,798
200,000	Allstate Corp	5.750	08/15/53	219,500
100,000	American Financial Group, Inc	9.875	06/15/19	112,224
100,000	American Financial Group, Inc	3.500	08/15/26	100,047
100,000	American Financial Group, Inc	4.500	06/15/47	103,178
1,325,000	American International Group, Inc	2.300	07/16/19	1,331,454
300,000	American International Group, Inc	3.300	03/01/21	309,047
1,600,000	American International Group, Inc	4.875	06/01/22	1,757,664
200,000	American International Group, Inc	3.750	07/10/25	206,469
800,000	American International Group, Inc	3.900	04/01/26	830,411
1,500,000	American International Group, Inc	3.875	01/15/35	1,468,193
300,000	American International Group, Inc	4.700	07/10/35	321,907
800,000	American International Group, Inc	6.250	05/01/36	1,026,830
500,000	American International Group, Inc	4.500	07/16/44	524,682
300,000	American International Group, Inc	4.800	07/10/45	327,168
200,000	American International Group, Inc	4.375	01/15/55	193,456
50,000	Aon plc	5.000	09/30/20	53,823
200,000	Aon plc	2.800	03/15/21	200,792
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Aon plc	4.000%	11/27/23	$212,951
300,000		Aon plc	3.500	06/14/24	309,093
800,000		Aon plc	3.875	12/15/25	841,645
200,000		Aon plc	6.250	09/30/40	256,230
250,000		Aon plc	4.750	05/15/45	271,724
200,000		Arch Capital Group Ltd	4.011	12/15/26	207,321
200,000		Arch Capital Group Ltd	5.031	12/15/46	222,687
300,000		Arch Capital Group US, Inc	5.144	11/01/43	333,844
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	213,960
100,000		Assurant, Inc	4.000	03/15/23	103,753
38,000		Assurant, Inc	6.750	02/15/34	46,533
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	217,860
770,000		AXA S.A.	8.600	12/15/30	1,103,025
50,000		AXIS Specialty Finance plc	5.875	06/01/20	54,235
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	602,943
750,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	751,385
425,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	421,915
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	205,841
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	413,307
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	329,169
1,350,000	g	Brighthouse Financial, Inc	3.700	06/22/27	1,324,958
350,000	g	Brighthouse Financial, Inc	4.700	06/22/47	341,705
350,000		Chubb Corp	6.000	05/11/37	455,714
540,000		Cigna Corp	5.125	06/15/20	580,654
400,000		Cigna Corp	4.500	03/15/21	426,060
900,000		Cigna Corp	3.250	04/15/25	911,144
300,000		Cigna Corp	3.050	10/15/27	295,663
300,000		Cigna Corp	3.875	10/15/47	298,774
200,000		Cincinnati Financial Corp	6.920	05/15/28	257,016
500,000		CNA Financial Corp	5.750	08/15/21	554,720
125,000		CNA Financial Corp	3.950	05/15/24	130,248
200,000		CNA Financial Corp	4.500	03/01/26	213,615
125,000		CNA Financial Corp	3.450	08/15/27	123,962
200,000		Enstar Group Ltd	4.500	03/10/22	206,851
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	314,253
250,000		Fidelity National Financial, Inc	5.500	09/01/22	274,004
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	209,261
175,000		Hartford Financial Services Group, Inc	5.500	03/30/20	188,469
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	277,081
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	436,394
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	414,223
300,000		Humana, Inc	2.625	10/01/19	303,329
100,000		Humana, Inc	3.150	12/01/22	101,791
300,000		Humana, Inc	3.850	10/01/24	314,996
100,000		Humana, Inc	3.950	03/15/27	104,541
200,000		Humana, Inc	4.625	12/01/42	215,929
300,000		Humana, Inc	4.950	10/01/44	339,506
100,000		Humana, Inc	4.800	03/15/47	111,290
200,000		ING US, Inc	5.700	07/15/43	233,305
200,000		Kemper Corp	4.350	02/15/25	202,679
400,000		Leucadia National Corp	5.500	10/18/23	427,642
400,000		Lincoln National Corp	4.200	03/15/22	422,820
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$525,000	Lincoln National Corp	4.000%	09/01/23	$553,989
175,000	Lincoln National Corp	3.350	03/09/25	176,309
100,000	Lincoln National Corp	3.625	12/12/26	101,522
2,000	Lincoln National Corp	6.150	04/07/36	2,418
150,000	Lincoln National Corp	7.000	06/15/40	200,358
200,000	Loews Corp	2.625	05/15/23	199,913
200,000	Loews Corp	3.750	04/01/26	207,719
200,000	Loews Corp	4.125	05/15/43	198,960
100,000	Manulife Financial Corp	4.900	09/17/20	107,260
700,000	Manulife Financial Corp	4.150	03/04/26	745,459
300,000	Manulife Financial Corp	4.061	02/24/32	303,579
200,000	Manulife Financial Corp	5.375	03/04/46	242,641
150,000	Markel Corp	4.900	07/01/22	163,709
150,000	Markel Corp	5.000	04/05/46	161,995
500,000	Marsh & McLennan Cos, Inc	2.350	09/10/19	502,902
1,500,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	1,550,560
100,000	Marsh & McLennan Cos, Inc	4.350	01/30/47	106,740
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	206,028
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	523,156
200,000	Mercury General Corp	4.400	03/15/27	205,641
1,050,000	MetLife, Inc	4.750	02/08/21	1,135,939
700,000	MetLife, Inc	3.048	12/15/22	714,352
325,000	MetLife, Inc	4.368	09/15/23	353,792
500,000	MetLife, Inc	3.600	04/10/24	522,552
700,000	MetLife, Inc	3.600	11/13/25	727,551
550,000	MetLife, Inc	6.375	06/15/34	719,235
405,000	MetLife, Inc	5.700	06/15/35	500,037
130,000	MetLife, Inc	5.875	02/06/41	166,940
200,000	MetLife, Inc	4.125	08/13/42	205,876
600,000	MetLife, Inc	4.875	11/13/43	680,214
500,000	MetLife, Inc	4.721	12/15/44	563,720
300,000	MetLife, Inc	4.050	03/01/45	304,774
450,000	MetLife, Inc	4.600	05/13/46	494,985
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	213,111
20,000	Nationwide Financial Services	6.750	05/15/37	22,200
200,000	Old Republic International Corp	4.875	10/01/24	214,873
100,000	Old Republic International Corp	3.875	08/26/26	101,217
100,000	PartnerRe Ltd	5.500	06/01/20	107,829
100,000	Primerica, Inc	4.750	07/15/22	108,081
100,000	Principal Financial Group, Inc	3.300	09/15/22	102,453
150,000	Principal Financial Group, Inc	3.125	05/15/23	152,485
200,000	Principal Financial Group, Inc	3.400	05/15/25	204,190
100,000	Principal Financial Group, Inc	3.100	11/15/26	99,284
100,000	Principal Financial Group, Inc	4.625	09/15/42	109,883
200,000	Principal Financial Group, Inc	4.350	05/15/43	209,317
300,000	Principal Financial Group, Inc	4.300	11/15/46	312,044
200,000	Principal Financial Group, Inc	4.700	05/15/55	205,460
650,000	Progressive Corp	2.450	01/15/27	617,842
120,000	Progressive Corp	6.250	12/01/32	155,615
300,000	Progressive Corp	4.350	04/25/44	325,514
300,000	Progressive Corp	3.700	01/26/45	294,482
200,000	Progressive Corp	4.125	04/15/47	210,409
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Protective Life Corp	7.375%	10/15/19	$109,746
100,000	Prudential Financial, Inc	2.300	08/15/18	100,646
1,020,000	Prudential Financial, Inc	7.375	06/15/19	1,112,223
200,000	Prudential Financial, Inc	2.350	08/15/19	201,392
891,000	Prudential Financial, Inc	4.500	11/16/21	963,326
450,000	Prudential Financial, Inc	6.200	11/15/40	581,178
500,000	Prudential Financial, Inc	5.625	06/15/43	545,000
150,000	Prudential Financial, Inc	5.100	08/15/43	174,064
600,000	Prudential Financial, Inc	5.200	03/15/44	637,875
1,300,000	Prudential Financial, Inc	4.600	05/15/44	1,431,400
200,000	Prudential Financial, Inc	5.375	05/15/45	216,000
300,000	Prudential Financial, Inc	4.500	09/15/47	304,530
100,000	Reinsurance Group of America, Inc	5.000	06/01/21	108,074
250,000	Reinsurance Group of America, Inc	4.700	09/15/23	270,985
200,000	RenaissanceRe Finance, Inc	3.700	04/01/25	200,234
200,000	RenaissanceRe Finance, Inc	3.450	07/01/27	197,030
250,000	Torchmark Corp	3.800	09/15/22	257,665
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	27,125
130,000	Travelers Cos, Inc	5.900	06/02/19	138,421
600,000	Travelers Cos, Inc	5.350	11/01/40	743,121
200,000	Travelers Cos, Inc	4.600	08/01/43	223,055
250,000	Travelers Cos, Inc	4.300	08/25/45	270,467
400,000	Travelers Cos, Inc	3.750	05/15/46	395,711
300,000	Travelers Cos, Inc	4.000	05/30/47	310,589
100,000	Travelers Property Casualty Corp	6.375	03/15/33	129,177
200,000	UnitedHealth Group, Inc	1.700	02/15/19	199,857
900,000	UnitedHealth Group, Inc	1.625	03/15/19	897,970
500,000	UnitedHealth Group, Inc	2.300	12/15/19	504,413
500,000	UnitedHealth Group, Inc	2.700	07/15/20	509,852
700,000	UnitedHealth Group, Inc	4.700	02/15/21	753,907
300,000	UnitedHealth Group, Inc	2.125	03/15/21	299,726
500,000	UnitedHealth Group, Inc	2.875	12/15/21	512,762
500,000	UnitedHealth Group, Inc	3.350	07/15/22	522,013
325,000	UnitedHealth Group, Inc	2.750	02/15/23	328,469
200,000	UnitedHealth Group, Inc	2.875	03/15/23	203,868
500,000	UnitedHealth Group, Inc	3.750	07/15/25	530,413
1,175,000	UnitedHealth Group, Inc	3.100	03/15/26	1,188,270
300,000	UnitedHealth Group, Inc	3.375	04/15/27	308,443
750,000	UnitedHealth Group, Inc	4.625	07/15/35	859,166
365,000	UnitedHealth Group, Inc	6.625	11/15/37	506,804
250,000	UnitedHealth Group, Inc	6.875	02/15/38	354,647
150,000	UnitedHealth Group, Inc	4.625	11/15/41	168,221
300,000	UnitedHealth Group, Inc	4.375	03/15/42	324,593
350,000	UnitedHealth Group, Inc	3.950	10/15/42	358,879
200,000	UnitedHealth Group, Inc	4.250	03/15/43	213,529
1,250,000	UnitedHealth Group, Inc	4.750	07/15/45	1,445,900
625,000	UnitedHealth Group, Inc	4.200	01/15/47	665,568
300,000	UnitedHealth Group, Inc	4.250	04/15/47	323,599
110,000	Unum Group	5.625	09/15/20	119,777
200,000	Unum Group	3.000	05/15/21	202,630
200,000	Unum Group	4.000	03/15/24	208,654
100,000	Unum Group	5.750	08/15/42	118,990
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Verisk Analytics, Inc	5.800%	05/01/21	$220,796
500,000		Verisk Analytics, Inc	4.000	06/15/25	522,839
300,000		Verisk Analytics, Inc	5.500	06/15/45	340,222
200,000		Voya Financial, Inc	3.125	07/15/24	197,300
200,000		Voya Financial, Inc	3.650	06/15/26	200,396
200,000		Voya Financial, Inc	4.800	06/15/46	209,929
200,000		WellPoint, Inc	1.875	01/15/18	200,124
300,000		WellPoint, Inc	2.250	08/15/19	301,256
150,000		WellPoint, Inc	3.700	08/15/21	156,411
800,000		WellPoint, Inc	3.125	05/15/22	816,726
200,000		WellPoint, Inc	3.300	01/15/23	205,931
300,000		WellPoint, Inc	3.500	08/15/24	308,530
1,000,000		WellPoint, Inc	4.625	05/15/42	1,082,820
700,000		WellPoint, Inc	4.650	01/15/43	755,087
500,000		WellPoint, Inc	5.100	01/15/44	575,863
300,000		WellPoint, Inc	4.650	08/15/44	327,095
200,000		Willis Group Holdings plc	5.750	03/15/21	219,731
275,000		Willis North America, Inc	3.600	05/15/24	281,209
165,000		WR Berkley Corp	5.375	09/15/20	178,010
250,000		WR Berkley Corp	4.625	03/15/22	269,748
200,000		WR Berkley Corp	4.750	08/01/44	206,929
350,000		XL Capital Ltd	6.375	11/15/24	409,511
200,000		XLIT Ltd	2.300	12/15/18	200,763
200,000		XLIT Ltd	4.450	03/31/25	204,730
200,000		XLIT Ltd	5.250	12/15/43	220,670
		TOTAL INSURANCE			88,314,863

MATERIALS - 0.8%
200,000		3M Co	1.375	08/07/18	199,845
200,000		3M Co	1.625	09/19/21	197,087
200,000		3M Co	2.000	06/26/22	198,532
300,000	h	3M Co	2.250	03/15/23	299,790
1,200,000		3M Co	3.000	08/07/25	1,214,934
200,000		3M Co	2.250	09/19/26	189,307
300,000	h	3M Co	2.875	10/15/27	298,362
190,000		3M Co	5.700	03/15/37	248,674
300,000		3M Co	3.875	06/15/44	305,341
200,000		3M Co	3.125	09/19/46	181,118
300,000	h	3M Co	3.625	10/15/47	297,126
100,000		Agrium, Inc	6.750	01/15/19	105,841
150,000		Agrium, Inc	3.150	10/01/22	153,334
200,000		Agrium, Inc	3.500	06/01/23	205,959
250,000		Agrium, Inc	3.375	03/15/25	251,438
200,000		Agrium, Inc	4.125	03/15/35	203,101
100,000		Agrium, Inc	6.125	01/15/41	123,528
200,000		Agrium, Inc	4.900	06/01/43	218,341
725,000		Agrium, Inc	5.250	01/15/45	830,347
150,000		Air Products & Chemicals, Inc	3.000	11/03/21	154,489
150,000		Air Products & Chemicals, Inc	2.750	02/03/23	153,411
300,000		Air Products & Chemicals, Inc	3.350	07/31/24	311,491
200,000		Airgas, Inc	3.650	07/15/24	208,049
200,000		Albemarle Corp	4.150	12/01/24	211,516
1,250,000		Barrick Gold Corp	5.250	04/01/42	1,430,212
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$361,000	Barrick North America Finance LLC	4.400%	05/30/21	$388,122
300,000	Barrick North America Finance LLC	5.750	05/01/43	363,025
100,000	Bemis Co, Inc	6.800	08/01/19	107,956
100,000	Bemis Co, Inc	3.100	09/15/26	96,937
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	521,068
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	590,908
600,000	Braskem Finance Ltd	6.450	02/03/24	676,200
200,000	Cabot Corp	3.700	07/15/22	205,054
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	106,611
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	105,708
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	421,199
100,000	Church & Dwight Co, Inc	2.450	08/01/22	99,596
250,000	Church & Dwight Co, Inc	2.875	10/01/22	252,775
100,000	Church & Dwight Co, Inc	3.150	08/01/27	98,977
100,000	Church & Dwight Co, Inc	3.950	08/01/47	98,998
225,000	Corning, Inc	4.250	08/15/20	236,702
300,000	Corning, Inc	2.900	05/15/22	302,788
100,000	Corning, Inc	5.750	08/15/40	119,045
200,000	Corning, Inc	4.750	03/15/42	214,429
150,000	Cytec Industries, Inc	3.500	04/01/23	155,272
200,000	Domtar Corp	4.400	04/01/22	208,187
591,000	Dow Chemical Co	8.550	05/15/19	652,648
929,000	Dow Chemical Co	4.250	11/15/20	980,745
500,000	Dow Chemical Co	4.125	11/15/21	529,629
550,000	Dow Chemical Co	3.000	11/15/22	561,043
1,400,000	Dow Chemical Co	3.500	10/01/24	1,443,396
400,000	Dow Chemical Co	4.250	10/01/34	412,936
350,000	Dow Chemical Co	5.250	11/15/41	394,375
375,000	Dow Chemical Co	4.375	11/15/42	381,153
400,000	Dow Chemical Co	4.625	10/01/44	426,152
400,000	Eastman Chemical Co	2.700	01/15/20	404,754
122,000	Eastman Chemical Co	3.600	08/15/22	126,894
227,000	Eastman Chemical Co	3.800	03/15/25	233,965
150,000	Eastman Chemical Co	4.800	09/01/42	159,253
300,000	Eastman Chemical Co	4.650	10/15/44	317,295
420,000	EI du Pont de Nemours & Co	4.625	01/15/20	444,989
300,000	EI du Pont de Nemours & Co	2.200	05/01/20	301,879
2,500,000	EI du Pont de Nemours & Co	2.800	02/15/23	2,527,299
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	227,539
500,000	Fibria Overseas Finance Ltd	5.500	01/17/27	529,800
100,000	FMC Corp	3.950	02/01/22	102,744
200,000	FMC Corp	4.100	02/01/24	206,710
300,000	Georgia-Pacific LLC	8.000	01/15/24	385,046
250,000	Georgia-Pacific LLC	7.750	11/15/29	347,160
250,000	Goldcorp, Inc	3.700	03/15/23	260,129
300,000	Goldcorp, Inc	5.450	06/09/44	336,693
100,000	Hexcel Corp	3.950	02/15/27	101,976
100,000	Hubbell, Inc	3.625	11/15/22	104,830
200,000	Hubbell, Inc	3.350	03/01/26	202,388
500,000	Hubbell, Inc	3.150	08/15/27	499,510
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	304,293
200,000	International Flavors & Fragrances, Inc	4.375	06/01/47	205,288
84

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	International Paper Co	3.650%	06/15/24	$1,038,398
1,700,000	International Paper Co	3.000	02/15/27	1,650,738
450,000	International Paper Co	6.000	11/15/41	551,451
300,000	International Paper Co	4.800	06/15/44	322,445
250,000	International Paper Co	5.150	05/15/46	279,705
300,000	International Paper Co	4.400	08/15/47	303,272
500,000	International Paper Co	4.350	08/15/48	505,262
200,000	Kimberly-Clark Corp	1.400	02/15/19	199,232
125,000	Kimberly-Clark Corp	2.400	03/01/22	125,683
950,000	Kimberly-Clark Corp	3.050	08/15/25	965,421
200,000	Kimberly-Clark Corp	6.625	08/01/37	279,466
300,000	Kimberly-Clark Corp	3.200	07/30/46	271,969
200,000	Kimberly-Clark Corp	3.900	05/04/47	205,990
150,000	Lubrizol Corp	6.500	10/01/34	197,288
300,000	LYB International Finance BV	4.000	07/15/23	317,321
300,000	LYB International Finance BV	5.250	07/15/43	341,689
300,000	LYB International Finance BV	4.875	03/15/44	326,417
500,000	LYB International Finance II BV	3.500	03/02/27	497,105
243,000	LyondellBasell Industries NV	5.000	04/15/19	252,115
300,000	LyondellBasell Industries NV	6.000	11/15/21	338,374
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,489,519
125,000	LyondellBasell Industries NV	4.625	02/26/55	128,754
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	212,149
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	198,510
150,000	Methanex Corp	3.250	12/15/19	151,360
150,000	Methanex Corp	4.250	12/01/24	148,797
100,000	Methanex Corp	5.650	12/01/44	98,516
200,000	Monsanto Co	1.850	11/15/18	199,695
400,000	Monsanto Co	2.125	07/15/19	400,792
100,000	Monsanto Co	2.200	07/15/22	97,826
150,000	Monsanto Co	5.500	08/15/25	170,848
100,000	Monsanto Co	3.600	07/15/42	88,932
200,000	Monsanto Co	4.650	11/15/43	205,823
500,000	Monsanto Co	4.400	07/15/44	511,946
350,000	Monsanto Co	3.950	04/15/45	330,448
500,000	Monsanto Co	4.700	07/15/64	505,267
100,000	NewMarket Corp	4.100	12/15/22	103,905
200,000	Newmont Mining Corp	5.125	10/01/19	210,438
300,000	Newmont Mining Corp	3.500	03/15/22	310,215
298,000	Newmont Mining Corp	5.875	04/01/35	350,259
135,000	Newmont Mining Corp	6.250	10/01/39	167,833
800,000	Newmont Mining Corp	4.875	03/15/42	855,442
800,000	Nucor Corp	4.125	09/15/22	853,722
300,000	Nucor Corp	5.200	08/01/43	348,925
200,000	Owens Corning	4.200	12/15/22	212,170
500,000	Owens Corning	4.200	12/01/24	526,453
300,000	Owens Corning	3.400	08/15/26	295,705
250,000	Owens Corning	4.300	07/15/47	238,331
150,000	Packaging Corp of America	3.900	06/15/22	157,330
250,000	Packaging Corp of America	4.500	11/01/23	270,653
100,000	Packaging Corp of America	3.650	09/15/24	101,876
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	685,517
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	406,382
85

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Potash Corp of Saskatchewan, Inc	3.000%	04/01/25	$195,447
200,000		Potash Corp of Saskatchewan, Inc	4.000	12/15/26	208,499
200,000		Potash Corp of Saskatchewan, Inc	5.625	12/01/40	235,913
300,000		PPG Industries, Inc	2.300	11/15/19	301,171
300,000		PPG Industries, Inc	3.600	11/15/20	310,901
1,200,000		Praxair, Inc	2.250	09/24/20	1,205,899
250,000		Praxair, Inc	2.200	08/15/22	248,865
300,000		Praxair, Inc	2.650	02/05/25	294,286
100,000		Praxair, Inc	3.200	01/30/26	102,287
625,000		Praxair, Inc	3.550	11/07/42	616,386
2,750,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	2,901,598
900,000		Rio Tinto Finance USA plc	4.125	08/21/42	937,492
500,000		Rock Tenn Co	4.900	03/01/22	543,787
500,000		Rock Tenn Co	4.000	03/01/23	526,481
300,000		RPM International, Inc	3.450	11/15/22	313,756
100,000		RPM International, Inc	3.750	03/15/27	101,316
100,000		RPM International, Inc	5.250	06/01/45	111,571
500,000		Sherwin-Williams Co	2.250	05/15/20	501,892
150,000		Sherwin-Williams Co	4.200	01/15/22	158,571
350,000		Sherwin-Williams Co	2.750	06/01/22	352,290
500,000		Sherwin-Williams Co	3.125	06/01/24	502,313
200,000		Sherwin-Williams Co	3.450	08/01/25	201,953
200,000		Sherwin-Williams Co	3.950	01/15/26	207,687
275,000		Sherwin-Williams Co	3.450	06/01/27	276,164
200,000		Sherwin-Williams Co	4.000	12/15/42	190,025
750,000		Sherwin-Williams Co	4.500	06/01/47	784,468
150,000		Sonoco Products Co	5.750	11/01/40	178,237
200,000		Southern Copper Corp	5.375	04/16/20	214,468
300,000		Southern Copper Corp	3.875	04/23/25	309,754
100,000		Southern Copper Corp	7.500	07/27/35	129,671
680,000		Southern Copper Corp	6.750	04/16/40	834,079
1,500,000		Southern Copper Corp	5.875	04/23/45	1,707,417
850,000		Vale S.A.	5.625	09/11/42	861,050
750,000		Vulcan Materials Co	4.500	04/01/25	799,993
100,000		Vulcan Materials Co	3.900	04/01/27	102,250
100,000		Vulcan Materials Co	4.500	06/15/47	101,386
500,000		Westlake Chemical Corp	3.600	08/15/26	499,157
500,000		Westlake Chemical Corp	5.000	08/15/46	543,560
250,000	g	WestRock Co	3.000	09/15/24	249,545
100,000	g	WestRock Co	3.375	09/15/27	99,559
200,000		Yamana Gold, Inc	4.950	07/15/24	205,000
		TOTAL MATERIALS			66,843,064

MEDIA - 1.0%
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,273,695
200,000		21st Century Fox America, Inc	4.000	10/01/23	211,950
200,000		21st Century Fox America, Inc	3.700	09/15/24	207,460
700,000		21st Century Fox America, Inc	3.700	10/15/25	720,945
1,100,000		21st Century Fox America, Inc	3.375	11/15/26	1,098,523
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,646,321
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,249,326
225,000		21st Century Fox America, Inc	5.400	10/01/43	260,614
86

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		21st Century Fox America, Inc	4.750%	09/15/44	$533,059
300,000		21st Century Fox America, Inc	4.950	10/15/45	328,016
200,000		21st Century Fox America, Inc	4.750	11/15/46	213,080
200,000		CBS Corp	2.300	08/15/19	201,071
50,000		CBS Corp	5.750	04/15/20	54,382
445,000		CBS Corp	4.300	02/15/21	470,508
500,000		CBS Corp	3.375	03/01/22	517,682
200,000		CBS Corp	2.500	02/15/23	196,967
200,000		CBS Corp	3.700	08/15/24	205,328
300,000		CBS Corp	3.500	01/15/25	305,127
125,000		CBS Corp	4.000	01/15/26	129,110
650,000		CBS Corp	2.900	01/15/27	614,337
200,000		CBS Corp	3.375	02/15/28	194,896
200,000		CBS Corp	4.850	07/01/42	211,162
200,000		CBS Corp	4.900	08/15/44	207,391
500,000		CBS Corp	4.600	01/15/45	508,422
675,000		Charter Communications Operating LLC	3.579	07/23/20	692,817
610,000		Charter Communications Operating LLC	4.464	07/23/22	644,213
2,850,000		Charter Communications Operating LLC	4.908	07/23/25	3,045,661
700,000	g	Charter Communications Operating LLC	3.750	02/15/28	682,288
500,000	g	Charter Communications Operating LLC	4.200	03/15/28	505,599
500,000		Charter Communications Operating LLC	6.384	10/23/35	584,575
1,000,000		Charter Communications Operating LLC	6.484	10/23/45	1,175,200
1,000,000	g	Charter Communications Operating LLC	5.375	05/01/47	1,034,742
500,000		Charter Communications Operating LLC	6.834	10/23/55	606,603
1,000,000		Comcast Corp	5.150	03/01/20	1,076,571
500,000		Comcast Corp	1.625	01/15/22	487,194
1,350,000		Comcast Corp	3.125	07/15/22	1,397,849
800,000		Comcast Corp	2.850	01/15/23	812,086
600,000		Comcast Corp	2.750	03/01/23	606,390
500,000		Comcast Corp	3.000	02/01/24	508,363
600,000		Comcast Corp	3.375	02/15/25	616,934
1,600,000		Comcast Corp	3.150	03/01/26	1,598,481
750,000		Comcast Corp	2.350	01/15/27	699,721
500,000		Comcast Corp	3.300	02/01/27	506,699
750,000		Comcast Corp	3.150	02/15/28	746,882
625,000		Comcast Corp	4.250	01/15/33	671,794
345,000		Comcast Corp	5.650	06/15/35	423,051
350,000		Comcast Corp	4.400	08/15/35	379,295
2,750,000		Comcast Corp	3.200	07/15/36	2,579,891
350,000		Comcast Corp	6.950	08/15/37	487,775
780,000		Comcast Corp	6.400	03/01/40	1,043,128
350,000		Comcast Corp	4.650	07/15/42	387,240
300,000		Comcast Corp	4.500	01/15/43	319,525
500,000		Comcast Corp	4.750	03/01/44	558,619
900,000		Comcast Corp	4.600	08/15/45	990,645
1,000,000		Comcast Corp	3.400	07/15/46	921,094
500,000		Comcast Corp	4.000	08/15/47	508,145
100,000		Discovery Communications LLC	2.200	09/20/19	100,320
500,000		Discovery Communications LLC	3.300	05/15/22	503,909
200,000		Discovery Communications LLC	2.950	03/20/23	200,157
900,000		Discovery Communications LLC	3.250	04/01/23	903,318
300,000		Discovery Communications LLC	3.800	03/13/24	309,089
87

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$350,000	Discovery Communications LLC	3.450%	03/15/25	$344,566
500,000	Discovery Communications LLC	4.900	03/11/26	533,604
1,450,000	Discovery Communications LLC	3.950	03/20/28	1,446,008
100,000	Discovery Communications LLC	6.350	06/01/40	115,679
100,000	Discovery Communications LLC	4.950	05/15/42	98,758
125,000	Discovery Communications LLC	4.875	04/01/43	121,758
750,000	Discovery Communications LLC	5.200	09/20/47	760,646
550,000	Grupo Televisa SAB	6.625	03/18/25	655,135
200,000	Grupo Televisa SAB	4.625	01/30/26	212,929
600,000	Grupo Televisa SAB	5.000	05/13/45	599,323
200,000	Grupo Televisa SAB	6.125	01/31/46	231,030
131,000	Historic TW, Inc	6.625	05/15/29	163,330
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	105,084
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	210,028
1,585,000	NBC Universal Media LLC	5.150	04/30/20	1,712,970
820,000	NBC Universal Media LLC	4.375	04/01/21	882,261
95,000	NBC Universal Media LLC	6.400	04/30/40	127,905
150,000	NBC Universal Media LLC	5.950	04/01/41	194,266
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,287,678
500,000	Omnicom Group, Inc	4.450	08/15/20	531,077
700,000	Omnicom Group, Inc	3.625	05/01/22	728,853
200,000	Omnicom Group, Inc	3.650	11/01/24	204,541
825,000	Omnicom Group, Inc	3.600	04/15/26	831,364
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	303,363
200,000	Scripps Networks Interactive, Inc	2.800	06/15/20	201,345
200,000	Scripps Networks Interactive, Inc	3.500	06/15/22	204,832
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	204,243
200,000	Scripps Networks Interactive, Inc	3.950	06/15/25	203,220
910,000	Time Warner Cable, Inc	8.750	02/14/19	988,399
1,400,000	Time Warner Cable, Inc	8.250	04/01/19	1,522,044
1,800,000	Time Warner Cable, Inc	4.000	09/01/21	1,869,663
500,000	Time Warner Cable, Inc	6.550	05/01/37	587,024
175,000	Time Warner Cable, Inc	6.750	06/15/39	209,878
690,000	Time Warner Cable, Inc	5.875	11/15/40	756,823
300,000	Time Warner Cable, Inc	5.500	09/01/41	311,346
1,950,000	Time Warner Cable, Inc	4.500	09/15/42	1,847,118
1,550,000	Time Warner, Inc	2.100	06/01/19	1,552,398
450,000	Time Warner, Inc	4.750	03/29/21	484,425
1,400,000	Time Warner, Inc	3.400	06/15/22	1,443,731
650,000	Time Warner, Inc	4.050	12/15/23	684,327
500,000	Time Warner, Inc	3.550	06/01/24	508,483
500,000	Time Warner, Inc	3.875	01/15/26	507,571
500,000	Time Warner, Inc	2.950	07/15/26	472,042
850,000	Time Warner, Inc	3.800	02/15/27	850,100
350,000	Time Warner, Inc	6.100	07/15/40	410,040
150,000	Time Warner, Inc	6.250	03/29/41	179,606
900,000	Time Warner, Inc	4.900	06/15/42	914,785
200,000	Time Warner, Inc	5.350	12/15/43	215,332
300,000	Time Warner, Inc	4.650	06/01/44	292,800
1,200,000	Time Warner, Inc	4.850	07/15/45	1,218,861
400,000	Viacom, Inc	3.875	12/15/21	410,978
500,000	Viacom, Inc	3.125	06/15/22	495,581
88

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Viacom, Inc	3.250%	03/15/23	$196,811
250,000	Viacom, Inc	4.250	09/01/23	256,803
400,000	Viacom, Inc	3.875	04/01/24	400,408
293,000	Viacom, Inc	4.850	12/15/34	275,997
2,004,000	Viacom, Inc	4.375	03/15/43	1,725,496
500,000	Viacom, Inc	5.250	04/01/44	478,614
500,000	Walt Disney Co	1.850	05/30/19	501,223
1,400,000	Walt Disney Co	1.950	03/04/20	1,404,460
250,000	Walt Disney Co	1.800	06/05/20	249,638
200,000	Walt Disney Co	2.150	09/17/20	201,405
300,000	Walt Disney Co	2.300	02/12/21	302,518
850,000	Walt Disney Co	2.550	02/15/22	858,051
100,000	Walt Disney Co	2.450	03/04/22	101,141
700,000	Walt Disney Co	3.150	09/17/25	713,401
300,000	Walt Disney Co	3.000	02/13/26	301,911
300,000	Walt Disney Co	1.850	07/30/26	275,839
1,350,000	Walt Disney Co	2.950	06/15/27	1,346,346
100,000	Walt Disney Co	4.375	08/16/41	107,752
200,000	Walt Disney Co	3.700	12/01/42	194,621
800,000	Walt Disney Co	4.125	06/01/44	838,216
100,000	Walt Disney Co	3.000	07/30/46	86,837
261,000	WPP Finance 2010	4.750	11/21/21	281,018
300,000	WPP Finance 2010	3.625	09/07/22	310,969
200,000	WPP Finance 2010	3.750	09/19/24	205,147
200,000	WPP Finance 2010	5.625	11/15/43	222,869
	TOTAL MEDIA			84,661,877

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
350,000	Abbott Laboratories	5.125	04/01/19	366,581
1,250,000	Abbott Laboratories	2.350	11/22/19	1,260,016
600,000	Abbott Laboratories	2.800	09/15/20	610,122
1,500,000	Abbott Laboratories	2.900	11/30/21	1,525,500
200,000	Abbott Laboratories	3.250	04/15/23	204,181
300,000	Abbott Laboratories	3.875	09/15/25	309,943
1,500,000	Abbott Laboratories	3.750	11/30/26	1,538,528
1,800,000	Abbott Laboratories	4.750	11/30/36	1,982,650
500,000	Abbott Laboratories	5.300	05/27/40	563,458
200,000	Abbott Laboratories	4.750	04/15/43	211,597
1,500,000	Abbott Laboratories	4.900	11/30/46	1,674,413
700,000	AbbVie, Inc	2.000	11/06/18	702,261
850,000	AbbVie, Inc	2.500	05/14/20	860,056
350,000	AbbVie, Inc	2.300	05/14/21	349,342
2,000,000	AbbVie, Inc	3.200	11/06/22	2,050,145
500,000	AbbVie, Inc	2.850	05/14/23	503,722
1,000,000	AbbVie, Inc	3.600	05/14/25	1,036,417
1,725,000	AbbVie, Inc	3.200	05/14/26	1,727,811
1,500,000	AbbVie, Inc	4.500	05/14/35	1,613,443
500,000	AbbVie, Inc	4.300	05/14/36	524,686
1,375,000	AbbVie, Inc	4.400	11/06/42	1,439,041
600,000	AbbVie, Inc	4.700	05/14/45	653,703
500,000	AbbVie, Inc	4.450	05/14/46	525,979
1,825,000	Actavis Funding SCS	3.000	03/12/20	1,862,929
89

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$3,500,000	Actavis Funding SCS	3.450%	03/15/22	$3,632,112
2,450,000	Actavis Funding SCS	3.800	03/15/25	2,543,490
1,225,000	Actavis Funding SCS	4.550	03/15/35	1,306,396
1,510,000	Actavis Funding SCS	4.750	03/15/45	1,634,588
300,000	Amgen, Inc	1.900	05/10/19	300,130
1,100,000	Amgen, Inc	2.200	05/22/19	1,105,017
75,000	Amgen, Inc	4.500	03/15/20	79,323
400,000	Amgen, Inc	2.125	05/01/20	400,738
300,000	Amgen, Inc	2.200	05/11/20	300,885
250,000	Amgen, Inc	3.450	10/01/20	259,117
700,000	Amgen, Inc	4.100	06/15/21	742,008
175,000	Amgen, Inc	1.850	08/19/21	171,925
400,000	Amgen, Inc	2.700	05/01/22	401,942
1,000,000	Amgen, Inc	2.650	05/11/22	1,007,876
1,000,000	Amgen, Inc	3.625	05/15/22	1,043,479
2,300,000	Amgen, Inc	2.250	08/19/23	2,234,319
500,000	Amgen, Inc	3.625	05/22/24	521,266
400,000	Amgen, Inc	3.125	05/01/25	402,747
800,000	Amgen, Inc	2.600	08/19/26	759,509
1,500,000	Amgen, Inc	4.400	05/01/45	1,566,118
1,928,000	Amgen, Inc	4.563	06/15/48	2,089,756
447,000	Amgen, Inc	4.663	06/15/51	489,961
300,000	AstraZeneca plc	1.750	11/16/18	299,902
1,100,000	AstraZeneca plc	2.375	11/16/20	1,105,510
500,000	AstraZeneca plc	2.375	06/12/22	495,599
1,000,000	AstraZeneca plc	3.375	11/16/25	1,014,753
800,000	AstraZeneca plc	3.125	06/12/27	790,204
900,000	AstraZeneca plc	6.450	09/15/37	1,205,108
450,000	AstraZeneca plc	4.000	09/18/42	451,095
350,000	AstraZeneca plc	4.375	11/16/45	371,293
500,000	Baxalta, Inc	4.000	06/23/25	524,326
500,000	Baxalta, Inc	5.250	06/23/45	575,920
1,000,000	Biogen, Inc	2.900	09/15/20	1,025,282
300,000	Biogen, Inc	3.625	09/15/22	314,694
500,000	Biogen, Inc	4.050	09/15/25	533,494
700,000	Biogen, Inc	5.200	09/15/45	814,969
783,000	Bristol-Myers Squibb Co	1.750	03/01/19	783,822
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	206,758
500,000	Bristol-Myers Squibb Co	3.250	02/27/27	513,231
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	595,357
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	222,895
400,000	Celgene Corp	2.125	08/15/18	401,663
300,000	Celgene Corp	2.300	08/15/18	301,697
676,000	Celgene Corp	2.250	05/15/19	678,831
425,000	Celgene Corp	2.875	08/15/20	433,738
200,000	Celgene Corp	3.950	10/15/20	210,704
300,000	Celgene Corp	3.250	08/15/22	309,519
750,000	Celgene Corp	3.550	08/15/22	786,255
800,000	Celgene Corp	3.625	05/15/24	833,175
300,000	Celgene Corp	5.250	08/15/43	343,799
300,000	Celgene Corp	4.625	05/15/44	322,993
1,000,000	Celgene Corp	5.000	08/15/45	1,129,834
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Eli Lilly & Co	1.950%	03/15/19	$200,959
175,000	Eli Lilly & Co	2.350	05/15/22	175,228
800,000	Eli Lilly & Co	2.750	06/01/25	798,158
300,000	Eli Lilly & Co	3.100	05/15/27	301,602
400,000	Eli Lilly & Co	3.700	03/01/45	401,473
250,000	Eli Lilly & Co	3.950	05/15/47	258,543
250,000	Gilead Sciences, Inc	1.850	09/04/18	250,609
200,000	Gilead Sciences, Inc	2.050	04/01/19	200,871
750,000	Gilead Sciences, Inc	1.850	09/20/19	750,585
125,000	Gilead Sciences, Inc	2.350	02/01/20	126,369
1,000,000	Gilead Sciences, Inc	2.550	09/01/20	1,017,666
600,000	Gilead Sciences, Inc	4.500	04/01/21	644,400
650,000	Gilead Sciences, Inc	4.400	12/01/21	703,087
125,000	Gilead Sciences, Inc	1.950	03/01/22	123,160
500,000	Gilead Sciences, Inc	3.250	09/01/22	517,751
500,000	Gilead Sciences, Inc	2.500	09/01/23	494,776
425,000	Gilead Sciences, Inc	3.700	04/01/24	448,723
400,000	Gilead Sciences, Inc	3.500	02/01/25	416,422
1,750,000	Gilead Sciences, Inc	3.650	03/01/26	1,826,664
400,000	Gilead Sciences, Inc	2.950	03/01/27	396,115
300,000	Gilead Sciences, Inc	4.600	09/01/35	331,066
1,150,000	Gilead Sciences, Inc	4.000	09/01/36	1,191,476
100,000	Gilead Sciences, Inc	5.650	12/01/41	124,088
775,000	Gilead Sciences, Inc	4.800	04/01/44	872,052
675,000	Gilead Sciences, Inc	4.500	02/01/45	724,855
750,000	Gilead Sciences, Inc	4.750	03/01/46	843,015
500,000	Gilead Sciences, Inc	4.150	03/01/47	514,972
793,000	GlaxoSmithKline Capital plc	2.850	05/08/22	810,845
725,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	736,932
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	416,855
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,018,617
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	372,159
1,100,000	Johnson & Johnson	1.650	12/05/18	1,101,855
350,000	Johnson & Johnson	1.125	03/01/19	347,472
300,000	Johnson & Johnson	1.875	12/05/19	301,625
250,000	Johnson & Johnson	1.650	03/01/21	247,822
200,000	Johnson & Johnson	2.450	12/05/21	202,550
400,000	Johnson & Johnson	2.250	03/03/22	404,057
300,000	Johnson & Johnson	2.050	03/01/23	297,137
700,000	Johnson & Johnson	3.375	12/05/23	746,644
500,000	Johnson & Johnson	2.450	03/01/26	490,774
1,075,000	Johnson & Johnson	2.950	03/03/27	1,090,062
850,000	Johnson & Johnson	4.375	12/05/33	967,725
100,000	Johnson & Johnson	3.550	03/01/36	102,851
225,000	Johnson & Johnson	3.625	03/03/37	234,722
375,000	Johnson & Johnson	5.850	07/15/38	501,417
300,000	Johnson & Johnson	4.500	12/05/43	344,415
1,200,000	Johnson & Johnson	3.700	03/01/46	1,241,443
900,000	Johnson & Johnson	3.750	03/03/47	940,223
600,000	Life Technologies Corp	5.000	01/15/21	642,174
375,000	Merck & Co, Inc	1.850	02/10/20	375,415
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,581,110
750,000	Merck & Co, Inc	2.350	02/10/22	752,384
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Merck & Co, Inc	2.400%	09/15/22	$201,452
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,128,700
1,000,000	Merck & Co, Inc	2.750	02/10/25	1,002,751
100,000	Merck & Co, Inc	3.600	09/15/42	99,550
750,000	Merck & Co, Inc	4.150	05/18/43	817,032
1,350,000	Merck & Co, Inc	3.700	02/10/45	1,369,573
100,000	Mylan NV	3.000	12/15/18	101,122
350,000	Mylan NV	2.500	06/07/19	351,345
100,000	Mylan NV	3.750	12/15/20	103,660
1,000,000	Mylan NV	3.150	06/15/21	1,017,289
750,000	Mylan NV	3.950	06/15/26	763,286
750,000	Mylan NV	5.250	06/15/46	813,110
100,000	Mylan, Inc	2.550	03/28/19	100,453
200,000	Mylan, Inc	4.200	11/29/23	208,322
200,000	Mylan, Inc	5.400	11/29/43	213,386
1,200,000	Novartis Capital Corp	1.800	02/14/20	1,200,519
500,000	Novartis Capital Corp	2.400	05/17/22	503,547
300,000	Novartis Capital Corp	2.400	09/21/22	301,981
750,000	Novartis Capital Corp	3.400	05/06/24	786,387
500,000	Novartis Capital Corp	3.000	11/20/25	510,284
375,000	Novartis Capital Corp	3.100	05/17/27	381,180
400,000	Novartis Capital Corp	3.700	09/21/42	400,772
750,000	Novartis Capital Corp	4.400	05/06/44	847,254
500,000	Novartis Capital Corp	4.000	11/20/45	530,345
1,500,000	Novartis Securities Investment Ltd	5.125	02/10/19	1,568,873
100,000	Perrigo Co plc	4.000	11/15/23	104,492
100,000	Perrigo Co plc	5.300	11/15/43	107,899
200,000	Perrigo Finance plc	3.900	12/15/24	204,301
221,000	Perrigo Finance plc	4.900	12/15/44	223,870
200,000	Perrigo Finance Unlimited Co	4.375	03/15/26	207,339
500,000	Pfizer, Inc	1.450	06/03/19	498,574
200,000	Pfizer, Inc	1.700	12/15/19	199,867
500,000	Pfizer, Inc	1.950	06/03/21	499,243
200,000	Pfizer, Inc	2.200	12/15/21	201,084
800,000	Pfizer, Inc	3.000	06/15/23	823,155
900,000	Pfizer, Inc	3.400	05/15/24	946,186
1,375,000	Pfizer, Inc	3.000	12/15/26	1,391,701
250,000	Pfizer, Inc	4.000	12/15/36	268,002
500,000	Pfizer, Inc	4.300	06/15/43	546,610
1,100,000	Pfizer, Inc	4.400	05/15/44	1,213,696
1,750,000	Pfizer, Inc	4.125	12/15/46	1,867,558
750,000	Sanofi	4.000	03/29/21	794,300
658,000	Teva Pharmaceutical Finance Co BV	2.950	12/18/22	638,930
1,100,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	1,085,201
17,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	18,413
675,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	665,170
1,125,000	Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,081,914
2,000,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	1,911,903
750,000	Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	691,150
1,075,000	Teva Pharmaceutical Finance Netherlands III BV	4.100	10/01/46	905,018
1,000,000	Wyeth LLC	6.450	02/01/24	1,219,281
945,000	Wyeth LLC	5.950	04/01/37	1,242,462
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Zoetis, Inc	3.450%	11/13/20	$103,370
650,000	Zoetis, Inc	3.250	02/01/23	671,928
100,000	Zoetis, Inc	4.500	11/13/25	110,055
200,000	Zoetis, Inc	3.000	09/12/27	196,866
600,000	Zoetis, Inc	4.700	02/01/43	663,644
250,000	Zoetis, Inc	3.950	09/12/47	248,105
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			132,483,076

REAL ESTATE - 0.7%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	160,019
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	103,915
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	209,124
625,000	Alexandria Real Estate Equities, Inc	3.950	01/15/28	636,271
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	210,512
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	102,891
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	314,121
1,150,000	American Tower Corp	3.300	02/15/21	1,178,127
200,000	American Tower Corp	3.450	09/15/21	206,918
500,000	American Tower Corp	2.250	01/15/22	491,754
200,000	American Tower Corp	4.700	03/15/22	216,628
250,000	American Tower Corp	3.500	01/31/23	258,526
800,000	American Tower Corp	5.000	02/15/24	882,451
300,000	American Tower Corp	4.000	06/01/25	310,094
200,000	American Tower Corp	4.400	02/15/26	211,431
200,000	American Tower Corp	3.375	10/15/26	197,612
500,000	American Tower Corp	3.125	01/15/27	479,453
200,000	AvalonBay Communities, Inc	3.625	10/01/20	208,029
225,000	AvalonBay Communities, Inc	2.950	09/15/22	228,403
200,000	AvalonBay Communities, Inc	3.500	11/15/24	206,256
200,000	AvalonBay Communities, Inc	3.450	06/01/25	204,567
150,000	AvalonBay Communities, Inc	3.500	11/15/25	153,710
200,000	AvalonBay Communities, Inc	2.950	05/11/26	196,813
100,000	AvalonBay Communities, Inc	2.900	10/15/26	97,501
200,000	AvalonBay Communities, Inc	3.350	05/15/27	201,933
400,000	AvalonBay Communities, Inc	4.150	07/01/47	404,873
750,000	Boston Properties LP	3.700	11/15/18	762,641
1,175,000	Boston Properties LP	4.125	05/15/21	1,242,206
500,000	Boston Properties LP	3.850	02/01/23	527,667
425,000	Boston Properties LP	3.125	09/01/23	433,128
200,000	Boston Properties LP	3.800	02/01/24	209,087
100,000	Boston Properties LP	3.650	02/01/26	101,904
400,000	Boston Properties LP	2.750	10/01/26	377,196
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	154,501
250,000	Brixmor Operating Partnership LP	3.250	09/15/23	246,886
200,000	Brixmor Operating Partnership LP	3.650	06/15/24	198,927
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	200,066
100,000	Brixmor Operating Partnership LP	4.125	06/15/26	100,797
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	297,628
200,000	Camden Property Trust	2.950	12/15/22	199,743
250,000	CBL & Associates LP	4.600	10/15/24	238,240
150,000	CBL & Associates LP	5.950	12/15/26	151,862
93

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	CBRE Services, Inc	4.875%	03/01/26	$538,753
975,000	CC Holdings GS V LLC	3.849	04/15/23	1,020,022
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	391,883
200,000	Corporate Office Properties LP	3.700	06/15/21	205,022
350,000	Crown Castle International Corp	3.400	02/15/21	360,270
700,000	Crown Castle International Corp	2.250	09/01/21	690,169
500,000	Crown Castle International Corp	3.200	09/01/24	497,419
750,000	Crown Castle International Corp	4.450	02/15/26	793,899
125,000	Crown Castle International Corp	3.700	06/15/26	125,853
100,000	Crown Castle International Corp	4.000	03/01/27	102,215
300,000	Crown Castle International Corp	3.650	09/01/27	299,702
200,000	Crown Castle International Corp	4.750	05/15/47	204,214
100,000	CubeSmart LP	4.375	12/15/23	106,452
200,000	CubeSmart LP	3.125	09/01/26	192,177
200,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	210,648
200,000	DDR Corp	3.500	01/15/21	202,925
500,000	DDR Corp	4.625	07/15/22	529,771
200,000	DDR Corp	3.900	08/15/24	200,946
150,000	DDR Corp	4.250	02/01/26	150,389
200,000	DDR Corp	4.700	06/01/27	205,964
200,000	Digital Realty Trust LP	3.400	10/01/20	206,206
700,000	Digital Realty Trust LP	3.950	07/01/22	737,860
300,000	Digital Realty Trust LP	3.625	10/01/22	311,597
200,000	Digital Realty Trust LP	2.750	02/01/23	199,050
200,000	Digital Realty Trust LP	4.750	10/01/25	216,659
125,000	Digital Realty Trust LP	3.700	08/15/27	126,223
200,000	Duke Realty LP	4.375	06/15/22	213,643
100,000	Duke Realty LP	3.875	10/15/22	104,800
100,000	Duke Realty LP	3.750	12/01/24	103,306
100,000	Duke Realty LP	3.250	06/30/26	98,850
100,000	EPR Properties	5.750	08/15/22	110,648
200,000	EPR Properties	4.750	12/15/26	206,727
200,000	EPR Properties	4.500	06/01/27	202,416
200,000	Equity One, Inc	3.750	11/15/22	206,048
700,000	ERP Operating LP	3.375	06/01/25	714,861
200,000	ERP Operating LP	2.850	11/01/26	194,478
1,150,000	ERP Operating LP	3.250	08/01/27	1,152,566
300,000	ERP Operating LP	4.500	07/01/44	320,773
100,000	ERP Operating LP	4.000	08/01/47	99,513
100,000	Essex Portfolio LP	3.625	08/15/22	103,391
100,000	Essex Portfolio LP	3.250	05/01/23	101,094
400,000	Essex Portfolio LP	3.500	04/01/25	404,801
100,000	Essex Portfolio LP	3.375	04/15/26	99,356
200,000	Essex Portfolio LP	3.625	05/01/27	201,774
200,000	Federal Realty Investment Trust	3.950	01/15/24	209,707
150,000	Federal Realty Investment Trust	3.250	07/15/27	147,785
200,000	Federal Realty Investment Trust	4.500	12/01/44	209,017
250,000	HCP, Inc	2.625	02/01/20	251,972
400,000	HCP, Inc	3.150	08/01/22	404,664
1,300,000	HCP, Inc	4.000	12/01/22	1,366,815
200,000	HCP, Inc	4.200	03/01/24	209,289
800,000	HCP, Inc	3.875	08/15/24	823,973
94

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$30,000	HCP, Inc	6.750%	02/01/41	$38,824
200,000	Health Care REIT, Inc	4.125	04/01/19	205,498
440,000	Health Care REIT, Inc	6.125	04/15/20	482,629
200,000	Health Care REIT, Inc	4.500	01/15/24	214,678
200,000	Healthcare Trust of America Holdings LP	2.950	07/01/22	201,260
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	102,433
300,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	293,453
100,000	Highwoods Realty LP	3.875	03/01/27	100,842
400,000	Hospitality Properties Trust	4.250	02/15/21	416,614
100,000	Hospitality Properties Trust	5.000	08/15/22	107,287
300,000	Hospitality Properties Trust	4.500	06/15/23	317,976
200,000	Hospitality Properties Trust	4.650	03/15/24	209,280
100,000	Hospitality Properties Trust	4.950	02/15/27	104,725
600,000	Host Hotels & Resorts LP	3.750	10/15/23	613,330
200,000	Host Hotels & Resorts LP	3.875	04/01/24	204,329
200,000	Host Hotels & Resorts LP	4.000	06/15/25	204,849
100,000	Host Hotels & Resorts LP	4.500	02/01/26	105,165
250,000	Kilroy Realty LP	3.800	01/15/23	257,434
200,000	Kilroy Realty LP	4.250	08/15/29	205,191
200,000	Kimco Realty Corp	3.200	05/01/21	203,956
100,000	Kimco Realty Corp	3.400	11/01/22	102,938
300,000	Kimco Realty Corp	3.125	06/01/23	300,126
200,000	Kimco Realty Corp	2.700	03/01/24	193,308
300,000	Kimco Realty Corp	3.300	02/01/25	299,706
200,000	Kimco Realty Corp	2.800	10/01/26	187,612
200,000	Kimco Realty Corp	3.800	04/01/27	201,911
200,000	Kimco Realty Corp	4.250	04/01/45	191,611
175,000	Kimco Realty Corp	4.125	12/01/46	164,052
100,000	Kimco Realty Corp	4.450	09/01/47	99,404
220,000	Liberty Property LP	4.750	10/01/20	233,404
150,000	Liberty Property LP	4.125	06/15/22	158,028
100,000	Liberty Property LP	3.375	06/15/23	101,350
200,000	Liberty Property LP	4.400	02/15/24	213,092
100,000	Liberty Property LP	3.250	10/01/26	97,687
150,000	Mack-Cali Realty LP	4.500	04/18/22	154,269
200,000	Mid-America Apartments LP	4.300	10/15/23	212,002
100,000	Mid-America Apartments LP	4.000	11/15/25	103,882
250,000	Mid-America Apartments LP	3.600	06/01/27	250,954
100,000	National Retail Properties, Inc	3.800	10/15/22	103,876
100,000	National Retail Properties, Inc	3.300	04/15/23	101,395
300,000	National Retail Properties, Inc	3.900	06/15/24	308,398
100,000	National Retail Properties, Inc	4.000	11/15/25	102,494
100,000	National Retail Properties, Inc	3.600	12/15/26	98,971
300,000	National Retail Properties, Inc	3.500	10/15/27	293,501
200,000	OMEGA Healthcare Investors, Inc	4.375	08/01/23	206,081
200,000	OMEGA Healthcare Investors, Inc	4.500	01/15/25	202,885
300,000	OMEGA Healthcare Investors, Inc	5.250	01/15/26	316,673
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	199,798
700,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	702,485
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	197,998
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	207,319
100,000	Plum Creek Timberlands LP	4.700	03/15/21	106,762
300,000	Plum Creek Timberlands LP	3.250	03/15/23	305,681
95

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$150,000		ProLogis LP		4.250%	08/15/23	$162,887
700,000		ProLogis LP		3.750	11/01/25	732,274
200,000		Public Storage		2.370	09/15/22	199,321
200,000		Public Storage		3.094	09/15/27	199,283
200,000		Rayonier, Inc		3.750	04/01/22	202,660
150,000		Realty Income Corp		2.000	01/31/18	150,130
200,000		Realty Income Corp		3.250	10/15/22	204,671
500,000		Realty Income Corp		4.650	08/01/23	543,275
200,000		Realty Income Corp		4.125	10/15/26	207,048
200,000		Realty Income Corp		3.000	01/15/27	190,401
200,000		Realty Income Corp		4.650	03/15/47	207,849
200,000		Regency Centers LP		3.600	02/01/27	199,630
200,000		Regency Centers LP		4.400	02/01/47	199,101
200,000		Select Income REIT		3.600	02/01/20	202,877
200,000		Select Income REIT		4.150	02/01/22	203,160
500,000		Select Income REIT		4.250	05/15/24	501,373
200,000		Select Income REIT		4.500	02/01/25	202,019
100,000		Senior Housing Properties Trust		6.750	12/15/21	111,709
1,100,000		Simon Property Group LP		2.200	02/01/19	1,105,814
250,000		Simon Property Group LP		2.500	09/01/20	252,994
300,000		Simon Property Group LP		2.500	07/15/21	301,554
1,850,000		Simon Property Group LP		2.350	01/30/22	1,846,158
762,000		Simon Property Group LP		3.375	03/15/22	788,243
200,000		Simon Property Group LP		2.625	06/15/22	200,751
300,000		Simon Property Group LP		3.500	09/01/25	306,839
300,000		Simon Property Group LP		3.300	01/15/26	301,134
200,000		Simon Property Group LP		3.250	11/30/26	199,011
200,000		Simon Property Group LP		3.375	06/15/27	200,887
700,000		Simon Property Group LP		4.250	10/01/44	709,161
300,000		Simon Property Group LP		4.250	11/30/46	306,103
200,000		Sovran Acquisition LP		3.500	07/01/26	192,334
100,000		Tanger Properties LP		3.125	09/01/26	93,904
250,000		Tanger Properties LP		3.875	07/15/27	247,842
200,000		UDR, Inc		3.700	10/01/20	206,535
200,000		UDR, Inc		4.625	01/10/22	213,734
200,000		UDR, Inc		4.000	10/01/25	208,218
200,000		UDR, Inc		3.500	07/01/27	199,092
100,000	g,i	USB Realty Corp	LIBOR 3 M + 1.147%	2.451	12/30/49	87,625
300,000		Ventas Realty LP		4.750	06/01/21	320,861
850,000		Ventas Realty LP		3.250	08/15/22	864,380
200,000		Ventas Realty LP		3.100	01/15/23	200,888
800,000		Ventas Realty LP		3.125	06/15/23	802,736
350,000		Ventas Realty LP		3.750	05/01/24	358,741
120,000		Ventas Realty LP		4.125	01/15/26	124,932
200,000		Ventas Realty LP		3.250	10/15/26	194,600
300,000		Ventas Realty LP		4.375	02/01/45	296,543
200,000		Vornado Realty LP		2.500	06/30/19	201,173
100,000		Vornado Realty LP		5.000	01/15/22	107,961
300,000		Washington Prime Group LP		5.950	08/15/24	305,987
100,000		Washington REIT		3.950	10/15/22	103,206
100,000		Weingarten Realty Investors		3.375	10/15/22	101,767
100,000		Weingarten Realty Investors		3.500	04/15/23	100,644
96

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$700,000		Welltower, Inc	4.000%	06/01/25	$729,515
600,000		Welltower, Inc	4.250	04/01/26	634,045
500,000		Weyerhaeuser Co	7.375	10/01/19	551,949
200,000		Weyerhaeuser Co	4.625	09/15/23	217,822
400,000		Weyerhaeuser Co	7.375	03/15/32	554,607
200,000		WP Carey, Inc	4.600	04/01/24	209,492
200,000		WP Carey, Inc	4.000	02/01/25	201,685
		TOTAL REAL ESTATE			61,683,507

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	129,349
250,000		Advance Auto Parts, Inc	4.500	12/01/23	261,850
200,000	h	Allegion US Holding Co, Inc	3.200	10/01/24	198,954
200,000	h	Allegion US Holding Co, Inc	3.550	10/01/27	198,568
1,200,000		Amazon.com, Inc	2.600	12/05/19	1,222,302
500,000	g	Amazon.com, Inc	1.900	08/21/20	501,125
300,000		Amazon.com, Inc	3.300	12/05/21	312,580
600,000		Amazon.com, Inc	2.500	11/29/22	605,364
500,000	g	Amazon.com, Inc	2.400	02/22/23	498,608
750,000	g	Amazon.com, Inc	2.800	08/22/24	751,131
300,000		Amazon.com, Inc	3.800	12/05/24	320,521
1,000,000	g	Amazon.com, Inc	3.150	08/22/27	1,003,846
300,000		Amazon.com, Inc	4.800	12/05/34	339,668
1,250,000	g	Amazon.com, Inc	3.875	08/22/37	1,263,031
600,000		Amazon.com, Inc	4.950	12/05/44	692,504
1,000,000	g	Amazon.com, Inc	4.050	08/22/47	1,011,114
1,750,000	g	Amazon.com, Inc	4.250	08/22/57	1,794,345
100,000		AutoNation, Inc	3.350	01/15/21	102,146
244,000		AutoNation, Inc	4.500	10/01/25	257,728
100,000		AutoZone, Inc	4.000	11/15/20	104,733
200,000		AutoZone, Inc	3.700	04/15/22	208,243
300,000		AutoZone, Inc	2.875	01/15/23	299,535
150,000		AutoZone, Inc	3.125	07/15/23	151,963
200,000		AutoZone, Inc	3.250	04/15/25	197,812
100,000		AutoZone, Inc	3.125	04/21/26	96,954
300,000		AutoZone, Inc	3.750	06/01/27	302,662
200,000		Bed Bath & Beyond, Inc	3.749	08/01/24	199,684
200,000		Bed Bath & Beyond, Inc	4.915	08/01/34	183,522
250,000		Bed Bath & Beyond, Inc	5.165	08/01/44	217,891
250,000		Costco Wholesale Corp	1.700	12/15/19	250,050
400,000		Costco Wholesale Corp	1.750	02/15/20	398,917
500,000		Costco Wholesale Corp	2.150	05/18/21	501,346
200,000		Costco Wholesale Corp	2.250	02/15/22	200,640
300,000		Costco Wholesale Corp	2.300	05/18/22	300,221
400,000		Costco Wholesale Corp	2.750	05/18/24	400,752
500,000		Costco Wholesale Corp	3.000	05/18/27	500,805
300,000		Dollar General Corp	4.150	11/01/25	318,332
300,000		Dollar General Corp	3.875	04/15/27	311,669
300,000		Enable Midstream Partners LP	3.900	05/15/24	301,509
200,000		Enable Midstream Partners LP	4.400	03/15/27	203,340
100,000		Enable Midstream Partners LP	5.000	05/15/44	97,299
800,000		Home Depot, Inc	2.000	06/15/19	804,910
300,000		Home Depot, Inc	1.800	06/05/20	300,166
97

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Home Depot, Inc	3.950%	09/15/20	$423,030
500,000	Home Depot, Inc	2.000	04/01/21	500,173
350,000	Home Depot, Inc	4.400	04/01/21	375,620
400,000	Home Depot, Inc	2.625	06/01/22	406,240
500,000	Home Depot, Inc	2.700	04/01/23	507,504
300,000	Home Depot, Inc	3.750	02/15/24	318,401
100,000	Home Depot, Inc	3.350	09/15/25	103,396
900,000	Home Depot, Inc	3.000	04/01/26	902,788
1,300,000	Home Depot, Inc	2.125	09/15/26	1,220,254
500,000	Home Depot, Inc	2.800	09/14/27	490,940
960,000	Home Depot, Inc	5.875	12/16/36	1,246,382
500,000	Home Depot, Inc	4.200	04/01/43	533,910
300,000	Home Depot, Inc	4.875	02/15/44	350,802
500,000	Home Depot, Inc	4.400	03/15/45	548,382
600,000	Home Depot, Inc	4.250	04/01/46	646,765
600,000	Home Depot, Inc	3.900	06/15/47	610,929
675,000	Home Depot, Inc	3.500	09/15/56	621,975
500,000	JD.com, Inc	3.875	04/29/26	502,104
200,000	Kohl’s Corp	3.250	02/01/23	194,015
200,000	Kohl’s Corp	4.750	12/15/23	209,824
200,000	Kohl’s Corp	4.250	07/17/25	204,754
200,000	Kohl’s Corp	5.550	07/17/45	192,706
300,000	Lowe’s Cos, Inc	1.150	04/15/19	297,704
200,000	Lowe’s Cos, Inc	3.800	11/15/21	211,981
850,000	Lowe’s Cos, Inc	3.120	04/15/22	876,373
300,000	Lowe’s Cos, Inc	3.875	09/15/23	320,842
400,000	Lowe’s Cos, Inc	3.125	09/15/24	408,896
100,000	Lowe’s Cos, Inc	3.375	09/15/25	102,966
500,000	Lowe’s Cos, Inc	2.500	04/15/26	480,225
750,000	Lowe’s Cos, Inc	3.100	05/03/27	745,434
100,000	Lowe’s Cos, Inc	4.650	04/15/42	110,683
200,000	Lowe’s Cos, Inc	4.250	09/15/44	208,940
200,000	Lowe’s Cos, Inc	4.375	09/15/45	213,065
1,075,000	Lowe’s Cos, Inc	3.700	04/15/46	1,042,145
1,000,000	Lowe’s Cos, Inc	4.050	05/03/47	1,026,759
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	200,558
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	250,839
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	117,840
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	200,827
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	287,298
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	423,654
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	172,038
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	204,955
30,000	Nordstrom, Inc	4.750	05/01/20	31,105
100,000	Nordstrom, Inc	4.000	10/15/21	102,447
200,000	Nordstrom, Inc	4.000	03/15/27	198,382
531,000	Nordstrom, Inc	5.000	01/15/44	521,503
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	160,578
600,000	O’Reilly Automotive, Inc	3.800	09/01/22	626,320
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	208,990
150,000	O’Reilly Automotive, Inc	3.600	09/01/27	149,836
200,000	Priceline Group, Inc	2.750	03/15/23	200,194
98

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Priceline Group, Inc	3.650%	03/15/25	$308,860
300,000	Priceline Group, Inc	3.600	06/01/26	304,902
150,000	Priceline Group, Inc	3.550	03/15/28	150,044
200,000	QVC, Inc	3.125	04/01/19	202,020
100,000	QVC, Inc	5.125	07/02/22	106,881
100,000	QVC, Inc	4.375	03/15/23	103,833
500,000	QVC, Inc	4.850	04/01/24	517,656
200,000	QVC, Inc	4.450	02/15/25	202,801
150,000	QVC, Inc	5.950	03/15/43	146,202
1,150,000	Target Corp	3.875	07/15/20	1,210,432
900,000	Target Corp	2.900	01/15/22	922,704
500,000	Target Corp	3.500	07/01/24	522,794
800,000	Target Corp	2.500	04/15/26	767,091
850,000	Target Corp	4.000	07/01/42	858,503
225,000	Target Corp	3.625	04/15/46	211,570
300,000	TJX Cos, Inc	2.750	06/15/21	306,196
300,000	TJX Cos, Inc	2.500	05/15/23	300,609
300,000	TJX Cos, Inc	2.250	09/15/26	279,060
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	301,487
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,457,642
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,098,162
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	1,013,930
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	837,735
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	100,026
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,344,924
713,000	Wal-Mart Stores, Inc	6.200	04/15/38	968,366
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	83,561
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	413,414
2,350,000	Wal-Mart Stores, Inc	4.000	04/11/43	2,482,459
900,000	Wal-Mart Stores, Inc	4.750	10/02/43	1,055,481
650,000	Wal-Mart Stores, Inc	4.300	04/22/44	721,995
	TOTAL RETAILING			59,833,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
200,000	Altera Corp	4.100	11/15/23	215,377
100,000	Analog Devices, Inc	2.500	12/05/21	100,181
500,000	Analog Devices, Inc	2.875	06/01/23	501,213
325,000	Analog Devices, Inc	3.125	12/05/23	329,559
175,000	Analog Devices, Inc	3.500	12/05/26	176,656
100,000	Analog Devices, Inc	4.500	12/05/36	104,142
200,000	Analog Devices, Inc	5.300	12/15/45	231,544
300,000	Intel Corp	1.850	05/11/20	300,581
250,000	Intel Corp	2.450	07/29/20	254,713
400,000	Intel Corp	1.700	05/19/21	396,089
300,000	Intel Corp	2.350	05/11/22	302,055
1,250,000	Intel Corp	3.100	07/29/22	1,299,773
1,250,000	Intel Corp	2.700	12/15/22	1,274,156
1,500,000	Intel Corp	3.700	07/29/25	1,585,708
2,180,000	Intel Corp	2.600	05/19/26	2,132,136
500,000	Intel Corp	4.800	10/01/41	581,900
975,000	Intel Corp	4.900	07/29/45	1,164,381
400,000	Intel Corp	4.100	05/19/46	419,411
750,000	Intel Corp	4.100	05/11/47	794,564
99

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Maxim Integrated Products, Inc	2.500%	11/15/18	$201,205
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	203,712
150,000		Maxim Integrated Products, Inc	3.450	06/15/27	150,839
1,000,000		Micron Technology, Inc	7.500	09/15/23	1,111,250
225,000		NVIDIA Corp	2.200	09/16/21	223,819
300,000		NVIDIA Corp	3.200	09/16/26	298,316
200,000		Texas Instruments, Inc	1.650	08/03/19	199,954
300,000		Texas Instruments, Inc	1.750	05/01/20	298,938
250,000		Texas Instruments, Inc	2.750	03/12/21	255,682
200,000		Texas Instruments, Inc	2.250	05/01/23	197,860
100,000		Texas Instruments, Inc	2.625	05/15/24	99,807
400,000		Xilinx, Inc	3.000	03/15/21	407,396
150,000		Xilinx, Inc	2.950	06/01/24	150,107
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			15,963,024

SOFTWARE & SERVICES - 0.9%
175,000		Activision Blizzard Inc	2.300	09/15/21	173,969
200,000		Activision Blizzard Inc	3.400	09/15/26	202,259
100,000		Activision Blizzard, Inc	2.600	06/15/22	100,016
300,000		Activision Blizzard, Inc	3.400	06/15/27	301,305
300,000		Activision Blizzard, Inc	4.500	06/15/47	302,857
20,000		Adobe Systems, Inc	4.750	02/01/20	21,291
775,000		Adobe Systems, Inc	3.250	02/01/25	796,228
250,000		Autodesk, Inc	4.375	06/15/25	265,231
300,000		Autodesk, Inc	3.500	06/15/27	299,127
500,000		Automatic Data Processing, Inc	2.250	09/15/20	505,170
500,000		Automatic Data Processing, Inc	3.375	09/15/25	518,225
750,000		Baidu, Inc	2.750	06/09/19	755,406
500,000		Baidu, Inc	3.000	06/30/20	506,225
700,000		Baidu, Inc	2.875	07/06/22	701,858
200,000		Baidu, Inc	3.500	11/28/22	205,488
300,000		Baidu, Inc	4.125	06/30/25	315,066
300,000		Baidu, Inc	3.625	07/06/27	300,120
500,000		CA, Inc	5.375	12/01/19	531,642
250,000		CA, Inc	3.600	08/15/22	255,756
150,000		CA, Inc	4.700	03/15/27	157,219
200,000		DXC Technology Co	2.875	03/27/20	202,634
200,000		DXC Technology Co	4.450	09/18/22	211,981
200,000		DXC Technology Co	4.250	04/15/24	210,830
200,000		DXC Technology Co	4.750	04/15/27	213,837
300,000		Electronic Arts, Inc	3.700	03/01/21	312,359
300,000		Expedia, Inc	7.456	08/15/18	314,338
300,000		Expedia, Inc	4.500	08/15/24	316,394
200,000		Expedia, Inc	5.000	02/15/26	217,425
500,000	g	Expedia, Inc	3.800	02/15/28	495,359
500,000		Fidelity National Information Services, Inc	2.850	10/15/18	505,825
1,000,000		Fidelity National Information Services, Inc	2.250	08/15/21	993,029
247,000		Fidelity National Information Services, Inc	4.500	10/15/22	266,786
163,000		Fidelity National Information Services, Inc	3.875	06/05/24	170,418
139,000		Fidelity National Information Services, Inc	5.000	10/15/25	155,074
300,000		Fidelity National Information Services, Inc	3.000	08/15/26	291,073
300,000		Fidelity National Information Services, Inc	4.500	08/15/46	311,923
100

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$550,000	Fiserv, Inc	3.500%	10/01/22	$569,210
500,000	Fiserv, Inc	3.850	06/01/25	521,982
500,000	International Business Machines Corp	1.950	02/12/19	502,391
200,000	International Business Machines Corp	1.875	05/15/19	200,701
1,250,000	International Business Machines Corp	1.800	05/17/19	1,254,328
800,000	International Business Machines Corp	8.375	11/01/19	906,028
300,000	International Business Machines Corp	1.900	01/27/20	300,338
300,000	International Business Machines Corp	1.625	05/15/20	298,650
250,000	International Business Machines Corp	2.250	02/19/21	250,703
500,000	International Business Machines Corp	2.900	11/01/21	513,033
300,000	International Business Machines Corp	2.500	01/27/22	302,862
300,000	International Business Machines Corp	1.875	08/01/22	293,160
500,000	International Business Machines Corp	2.875	11/09/22	511,631
700,000	International Business Machines Corp	3.375	08/01/23	729,100
500,000	International Business Machines Corp	3.625	02/12/24	524,492
400,000	International Business Machines Corp	7.000	10/30/25	512,520
500,000	International Business Machines Corp	3.450	02/19/26	516,542
300,000	International Business Machines Corp	3.300	01/27/27	304,523
19,000	International Business Machines Corp	5.600	11/30/39	23,255
835,000	International Business Machines Corp	4.000	06/20/42	837,843
500,000	International Business Machines Corp	4.700	02/19/46	561,161
200,000	Juniper Networks, Inc	3.125	02/26/19	203,103
175,000	Juniper Networks, Inc	4.600	03/15/21	186,379
200,000	Juniper Networks, Inc	4.500	03/15/24	212,551
250,000	Juniper Networks, Inc	4.350	06/15/25	261,616
500,000	Microsoft Corp	1.300	11/03/18	499,160
400,000	Microsoft Corp	1.625	12/06/18	400,594
925,000	Microsoft Corp	4.200	06/01/19	964,675
1,000,000	Microsoft Corp	1.100	08/08/19	990,876
1,000,000	Microsoft Corp	1.850	02/06/20	1,003,955
300,000	Microsoft Corp	1.850	02/12/20	301,319
540,000	Microsoft Corp	3.000	10/01/20	559,665
500,000	Microsoft Corp	2.000	11/03/20	502,861
450,000	Microsoft Corp	4.000	02/08/21	479,472
850,000	Microsoft Corp	1.550	08/08/21	834,782
1,000,000	Microsoft Corp	2.400	02/06/22	1,011,796
1,300,000	Microsoft Corp	2.375	02/12/22	1,311,457
500,000	Microsoft Corp	2.650	11/03/22	508,707
400,000	Microsoft Corp	2.125	11/15/22	397,546
1,000,000	Microsoft Corp	2.000	08/08/23	979,373
400,000	Microsoft Corp	3.625	12/15/23	425,778
1,000,000	Microsoft Corp	2.875	02/06/24	1,022,925
500,000	Microsoft Corp	2.700	02/12/25	504,675
750,000	Microsoft Corp	3.125	11/03/25	772,952
2,300,000	Microsoft Corp	2.400	08/08/26	2,228,662
2,725,000	Microsoft Corp	3.300	02/06/27	2,824,460
925,000	Microsoft Corp	4.200	11/03/35	1,027,483
2,000,000	Microsoft Corp	3.450	08/08/36	2,013,459
575,000	Microsoft Corp	4.100	02/06/37	627,521
500,000	Microsoft Corp	3.500	11/15/42	486,817
300,000	Microsoft Corp	3.750	05/01/43	299,642
750,000	Microsoft Corp	3.750	02/12/45	766,233
575,000	Microsoft Corp	4.450	11/03/45	647,180
101

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Microsoft Corp	3.700%	08/08/46	$1,007,889
1,350,000	Microsoft Corp	4.250	02/06/47	1,491,595
1,750,000	Microsoft Corp	4.000	02/12/55	1,816,971
500,000	Microsoft Corp	4.750	11/03/55	588,593
1,000,000	Microsoft Corp	3.950	08/08/56	1,029,726
1,500,000	Microsoft Corp	4.500	02/06/57	1,693,074
750,000	Oracle Corp	2.375	01/15/19	757,533
750,000	Oracle Corp	2.250	10/08/19	759,206
1,365,000	Oracle Corp	3.875	07/15/20	1,440,783
500,000	Oracle Corp	2.800	07/08/21	511,184
1,000,000	Oracle Corp	1.900	09/15/21	992,490
1,300,000	Oracle Corp	2.500	05/15/22	1,316,863
1,725,000	Oracle Corp	2.500	10/15/22	1,737,103
1,000,000	Oracle Corp	2.400	09/15/23	993,968
750,000	Oracle Corp	3.400	07/08/24	783,848
1,250,000	Oracle Corp	2.950	05/15/25	1,260,044
2,334,000	Oracle Corp	2.650	07/15/26	2,287,192
400,000	Oracle Corp	3.250	05/15/30	399,879
2,322,000	Oracle Corp	4.300	07/08/34	2,547,343
500,000	Oracle Corp	3.900	05/15/35	524,123
1,000,000	Oracle Corp	3.850	07/15/36	1,034,441
470,000	Oracle Corp	6.125	07/08/39	635,807
500,000	Oracle Corp	4.500	07/08/44	552,965
1,500,000	Oracle Corp	4.000	07/15/46	1,551,093
500,000	Oracle Corp	4.375	05/15/55	540,612
250,000	Total System Services, Inc	3.800	04/01/21	259,869
125,000	Total System Services, Inc	3.750	06/01/23	129,168
300,000	Total System Services, Inc	4.800	04/01/26	327,730
300,000	VMware, Inc	2.300	08/21/20	300,821
1,250,000	VMware, Inc	2.950	08/21/22	1,254,198
500,000	VMware, Inc	3.900	08/21/27	505,228
100,000	Western Union Co	3.650	08/22/18	101,694
400,000	Western Union Co	5.253	04/01/20	426,741
300,000	Western Union Co	3.600	03/15/22	304,497
415,000	Xerox Corp	2.750	09/01/20	414,286
200,000	Xerox Corp	6.750	12/15/39	213,178
	TOTAL SOFTWARE & SERVICES			80,587,605

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
100,000	Alphabet, Inc	3.625	05/19/21	105,753
500,000	Alphabet, Inc	3.375	02/25/24	523,871
1,000,000	Alphabet, Inc	1.998	08/15/26	939,237
200,000	Amphenol Corp	2.550	01/30/19	201,282
225,000	Amphenol Corp	2.200	04/01/20	225,276
125,000	Amphenol Corp	3.125	09/15/21	127,371
150,000	Amphenol Corp	4.000	02/01/22	158,185
200,000	Amphenol Corp	3.200	04/01/24	202,705
500,000	Apple, Inc	1.550	02/08/19	500,114
325,000	Apple, Inc	1.700	02/22/19	325,752
1,000,000	Apple, Inc	2.100	05/06/19	1,007,834
1,000,000	Apple, Inc	1.100	08/02/19	991,248
300,000	Apple, Inc	1.500	09/12/19	299,415
102

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Apple, Inc	1.900%	02/07/20	$501,646
200,000		Apple, Inc	1.800	05/11/20	200,055
2,500,000		Apple, Inc	2.250	02/23/21	2,519,574
2,000,000		Apple, Inc	1.550	08/04/21	1,960,217
750,000		Apple, Inc	2.150	02/09/22	748,543
500,000		Apple, Inc	2.500	02/09/22	506,481
500,000		Apple, Inc	2.300	05/11/22	501,818
750,000		Apple, Inc	2.700	05/13/22	763,941
400,000		Apple, Inc	2.100	09/12/22	396,684
400,000		Apple, Inc	2.850	02/23/23	409,527
750,000		Apple, Inc	3.000	02/09/24	768,268
2,250,000		Apple, Inc	3.450	05/06/24	2,358,549
750,000		Apple, Inc	2.850	05/11/24	758,806
750,000		Apple, Inc	2.500	02/09/25	741,043
750,000		Apple, Inc	3.200	05/13/25	769,837
1,350,000		Apple, Inc	3.250	02/23/26	1,386,184
1,000,000		Apple, Inc	2.450	08/04/26	963,685
750,000		Apple, Inc	3.350	02/09/27	771,852
750,000		Apple, Inc	3.200	05/11/27	763,255
1,000,000		Apple, Inc	3.000	06/20/27	1,000,709
750,000		Apple, Inc	2.900	09/12/27	743,411
375,000		Apple, Inc	4.500	02/23/36	421,760
750,000		Apple, Inc	4.450	05/06/44	815,377
1,350,000		Apple, Inc	3.450	02/09/45	1,283,892
800,000		Apple, Inc	4.375	05/13/45	872,074
1,250,000		Apple, Inc	4.650	02/23/46	1,419,041
750,000		Apple, Inc	3.850	08/04/46	760,849
1,000,000		Apple, Inc	4.250	02/09/47	1,074,931
750,000		Apple, Inc	3.750	09/12/47	745,241
1,000,000	g	Broadcom Corp	2.375	01/15/20	1,005,372
1,500,000	g	Broadcom Corp	3.000	01/15/22	1,525,979
1,100,000	g	Broadcom Corp	3.625	01/15/24	1,129,695
1,750,000	g	Broadcom Corp	3.875	01/15/27	1,801,625
300,000		Cisco Systems, Inc	1.600	02/28/19	299,771
200,000		Cisco Systems, Inc	1.400	09/20/19	198,973
1,900,000		Cisco Systems, Inc	4.450	01/15/20	2,011,690
400,000		Cisco Systems, Inc	2.450	06/15/20	406,494
400,000		Cisco Systems, Inc	2.200	02/28/21	402,034
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,282,970
300,000		Cisco Systems, Inc	1.850	09/20/21	296,851
400,000		Cisco Systems, Inc	3.000	06/15/22	413,323
500,000		Cisco Systems, Inc	2.600	02/28/23	505,288
300,000		Cisco Systems, Inc	2.200	09/20/23	295,798
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,167,283
400,000		Cisco Systems, Inc	3.500	06/15/25	420,514
500,000		Cisco Systems, Inc	2.950	02/28/26	503,698
2,000,000		Cisco Systems, Inc	2.500	09/20/26	1,940,742
600,000		Cisco Systems, Inc	5.900	02/15/39	789,876
2,650,000	g	Diamond Finance Corp	3.480	06/01/19	2,700,695
1,175,000	g	Diamond Finance Corp	4.420	06/15/21	1,233,521
1,500,000	g	Diamond Finance Corp	5.450	06/15/23	1,645,152
1,000,000	g	Diamond Finance Corp	6.020	06/15/26	1,110,151
1,000,000	g	Diamond Finance Corp	8.100	07/15/36	1,251,020
103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	g	Diamond Finance Corp	8.350%	07/15/46	$1,277,465
300,000		Flextronics International Ltd	4.750	06/15/25	324,143
205,000		Harris Corp	2.700	04/27/20	207,118
300,000		Harris Corp	4.400	12/15/20	316,161
300,000		Harris Corp	4.854	04/27/35	330,366
300,000		Harris Corp	5.054	04/27/45	343,392
750,000		Hewlett Packard Enterprise Co	2.850	10/05/18	757,474
2,375,000		Hewlett Packard Enterprise Co	3.600	10/15/20	2,461,326
750,000		Hewlett Packard Enterprise Co	4.400	10/15/22	799,014
1,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	1,057,501
750,000		Hewlett Packard Enterprise Co	6.200	10/15/35	804,209
350,000		Hewlett Packard Enterprise Co	6.350	10/15/45	370,781
113,000		Hewlett-Packard Co	3.750	12/01/20	117,468
200,000		Hewlett-Packard Co	4.375	09/15/21	212,387
100,000		Hewlett-Packard Co	4.650	12/09/21	107,727
200,000		Hewlett-Packard Co	4.050	09/15/22	212,009
850,000		Hewlett-Packard Co	6.000	09/15/41	907,197
1,000,000		Jabil Circuit, Inc	4.700	09/15/22	1,063,750
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	331,189
800,000		Koninklijke Philips NV	3.750	03/15/22	843,014
420,000		L-3 Communications Corp	5.200	10/15/19	446,302
300,000		L-3 Communications Corp	4.950	02/15/21	321,679
52,000		L-3 Communications Corp	3.950	05/28/24	54,295
600,000		L-3 Communications Corp	3.850	12/15/26	622,266
100,000		Motorola Solutions, Inc	3.500	09/01/21	102,956
700,000		Motorola Solutions, Inc	3.750	05/15/22	722,248
250,000		Motorola Solutions, Inc	3.500	03/01/23	252,346
200,000		Motorola Solutions, Inc	4.000	09/01/24	204,174
200,000		Motorola Solutions, Inc	5.500	09/01/44	201,169
200,000		NetApp, Inc	3.375	06/15/21	204,999
200,000		NetApp, Inc	3.300	09/29/24	199,653
200,000		Pitney Bowes, Inc	3.625	09/15/20	200,384
200,000		Pitney Bowes, Inc	3.625	10/01/21	196,788
200,000		Pitney Bowes, Inc	4.700	04/01/23	195,770
500,000		Pitney Bowes, Inc	4.625	03/15/24	483,335
750,000		QUALCOMM, Inc	1.850	05/20/19	751,853
750,000		QUALCOMM, Inc	2.100	05/20/20	755,579
1,400,000		QUALCOMM, Inc	2.250	05/20/20	1,414,580
500,000		QUALCOMM, Inc	3.000	05/20/22	514,192
750,000		QUALCOMM, Inc	2.900	05/20/24	752,668
500,000		QUALCOMM, Inc	3.450	05/20/25	515,669
1,000,000		QUALCOMM, Inc	3.250	05/20/27	1,008,108
500,000		QUALCOMM, Inc	4.650	05/20/35	545,342
500,000		QUALCOMM, Inc	4.800	05/20/45	548,502
1,000,000		QUALCOMM, Inc	4.300	05/20/47	1,022,584
500,000	g	Seagate HDD Cayman	4.250	03/01/22	497,068
1,250,000		Seagate HDD Cayman	4.750	01/01/25	1,216,446
200,000		Seagate HDD Cayman	4.875	06/01/27	188,507
200,000		Seagate HDD Cayman	5.750	12/01/34	187,755
200,000		Tech Data Corp	3.700	02/15/22	201,625
200,000		Tech Data Corp	4.950	02/15/27	206,209
200,000		Tyco Electronics Group S.A.	2.375	12/17/18	201,120
104

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Tyco Electronics Group S.A.	3.500%	02/03/22	$259,585
200,000	Tyco Electronics Group S.A.	3.450	08/01/24	206,692
100,000	Tyco Electronics Group S.A.	3.700	02/15/26	104,257
150,000	Tyco Electronics Group S.A.	3.125	08/15/27	149,519
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			85,373,723

TELECOMMUNICATION SERVICES - 1.4%
500,000	Alibaba Group Holding Ltd	2.500	11/28/19	503,768
500,000	Alibaba Group Holding Ltd	3.125	11/28/21	510,492
1,250,000	Alibaba Group Holding Ltd	3.600	11/28/24	1,294,286
500,000	Alibaba Group Holding Ltd	4.500	11/28/34	548,527
1,680,000	America Movil SAB de C.V.	5.000	03/30/20	1,796,703
950,000	America Movil SAB de C.V.	3.125	07/16/22	973,350
440,000	America Movil SAB de C.V.	6.125	03/30/40	536,288
1,125,000	America Movil SAB de C.V.	4.375	07/16/42	1,150,796
300,000	AT&T, Inc	2.375	11/27/18	301,758
950,000	AT&T, Inc	5.800	02/15/19	999,330
1,000,000	AT&T, Inc	2.300	03/11/19	1,006,071
285,000	AT&T, Inc	5.200	03/15/20	305,356
900,000	AT&T, Inc	2.450	06/30/20	906,257
500,000	AT&T, Inc	4.600	02/15/21	531,045
1,250,000	AT&T, Inc	2.800	02/17/21	1,264,618
1,050,000	AT&T, Inc	5.000	03/01/21	1,133,498
500,000	AT&T, Inc	4.450	05/15/21	532,320
4,300,000	AT&T, Inc	3.000	02/15/22	4,344,267
500,000	AT&T, Inc	3.200	03/01/22	509,782
250,000	AT&T, Inc	3.800	03/15/22	260,345
2,500,000	AT&T, Inc	3.000	06/30/22	2,524,241
1,250,000	AT&T, Inc	2.850	02/14/23	1,243,844
1,250,000	AT&T, Inc	3.600	02/17/23	1,285,697
500,000	AT&T, Inc	3.800	03/01/24	514,145
1,000,000	AT&T, Inc	4.450	04/01/24	1,062,965
1,250,000	AT&T, Inc	3.400	08/14/24	1,251,441
1,500,000	AT&T, Inc	3.400	05/15/25	1,476,000
1,250,000	AT&T, Inc	4.125	02/17/26	1,284,260
1,300,000	AT&T, Inc	4.250	03/01/27	1,335,568
1,500,000	AT&T, Inc	3.900	08/14/27	1,501,693
1,175,000	AT&T, Inc	4.500	05/15/35	1,159,551
500,000	AT&T, Inc	5.250	03/01/37	524,118
1,500,000	AT&T, Inc	4.900	08/14/37	1,517,677
145,000	AT&T, Inc	6.000	08/15/40	163,237
92,000	AT&T, Inc	5.350	09/01/40	96,636
100,000	AT&T, Inc	6.375	03/01/41	117,032
550,000	AT&T, Inc	5.150	03/15/42	555,585
2,366,000	AT&T, Inc	4.300	12/15/42	2,208,069
1,250,000	AT&T, Inc	4.800	06/15/44	1,215,456
2,854,000	AT&T, Inc	4.350	06/15/45	2,617,978
1,025,000	AT&T, Inc	4.750	05/15/46	986,885
750,000	AT&T, Inc	5.650	02/15/47	817,498
2,100,000	AT&T, Inc	5.450	03/01/47	2,220,193
1,425,000	AT&T, Inc	4.500	03/09/48	1,313,065
955,000	AT&T, Inc	4.550	03/09/49	881,494
1,250,000	AT&T, Inc	5.150	02/14/50	1,259,566
105

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		AT&T, Inc	5.700%	03/01/57	$538,279
2,750,000		AT&T, Inc	5.300	08/14/58	2,771,153
1,085,000		British Telecommunications plc	2.350	02/14/19	1,092,082
1,150,000		British Telecommunications plc	9.125	12/15/30	1,739,609
2,850,000		Deutsche Telekom International Finance BV	6.000	07/08/19	3,046,626
1,240,000		Deutsche Telekom International Finance BV	8.750	06/15/30	1,820,293
1,200,000		France Telecom S.A.	4.125	09/14/21	1,280,746
745,000		France Telecom S.A.	9.000	03/01/31	1,130,375
600,000		France Telecom S.A.	5.375	01/13/42	703,331
250,000		Koninklijke KPN NV	8.375	10/01/30	347,475
500,000		Orange S.A.	1.625	11/03/19	496,517
400,000		Orange S.A.	5.500	02/06/44	480,926
665,000		Qwest Corp	6.750	12/01/21	725,990
200,000		Rogers Communications, Inc	4.100	10/01/23	212,771
1,713,000		Rogers Communications, Inc	3.625	12/15/25	1,745,304
200,000		Rogers Communications, Inc	2.900	11/15/26	191,413
125,000		Rogers Communications, Inc	4.500	03/15/43	130,012
300,000		Rogers Communications, Inc	5.450	10/01/43	356,593
600,000		Rogers Communications, Inc	5.000	03/15/44	676,241
2,020,000		Telefonica Emisiones SAU	5.134	04/27/20	2,166,480
1,000,000		Telefonica Emisiones SAU	4.570	04/27/23	1,092,089
1,175,000		Telefonica Emisiones SAU	4.103	03/08/27	1,215,161
300,000		Telefonica Emisiones SAU	7.045	06/20/36	397,214
1,300,000		Telefonica Emisiones SAU	5.213	03/08/47	1,429,876
392,000		Telefonica Europe BV	8.250	09/15/30	550,395
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	107,241
200,000		TELUS Corp	2.800	02/16/27	188,087
200,000		TELUS Corp	3.700	09/15/27	204,441
6,581,000		Verizon Communications, Inc	2.946	03/15/22	6,690,927
1,350,000		Verizon Communications, Inc	4.150	03/15/24	1,428,874
2,500,000		Verizon Communications, Inc	3.500	11/01/24	2,544,669
4,213,000	g	Verizon Communications, Inc	3.376	02/15/25	4,234,657
1,750,000		Verizon Communications, Inc	4.125	03/16/27	1,826,281
1,500,000		Verizon Communications, Inc	4.500	08/10/33	1,537,961
3,000,000		Verizon Communications, Inc	4.400	11/01/34	3,017,013
3,400,000		Verizon Communications, Inc	4.272	01/15/36	3,338,639
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,159,743
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,258,928
750,000		Verizon Communications, Inc	5.500	03/16/47	832,156
1,818,000		Verizon Communications, Inc	4.522	09/15/48	1,758,219
284,000		Verizon Communications, Inc	5.012	04/15/49	292,655
3,176,000		Verizon Communications, Inc	5.012	08/21/54	3,183,319
3,654,000		Verizon Communications, Inc	4.672	03/15/55	3,478,606
1,500,000		Vodafone Group plc	5.450	06/10/19	1,582,631
650,000		Vodafone Group plc	4.375	03/16/21	692,738
500,000		Vodafone Group plc	2.500	09/26/22	500,377
800,000		Vodafone Group plc	2.950	02/19/23	812,166
150,000		Vodafone Group plc	6.150	02/27/37	183,164
1,200,000		Vodafone Group plc	4.375	02/19/43	1,202,336
		TOTAL TELECOMMUNICATION SERVICES			118,935,530
106

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
TRANSPORTATION - 0.6%
$500,000	ABB Finance USA, Inc	2.875%	05/08/22	$509,679
150,000	ABB Finance USA, Inc	4.375	05/08/42	160,756
400,000	American Airlines, Inc	3.000	10/15/28	397,000
300,000	Boeing Co	1.650	10/30/20	298,179
500,000	Boeing Co	2.850	10/30/24	506,438
400,000	Boeing Co	2.600	10/30/25	396,173
200,000	Boeing Co	2.250	06/15/26	191,655
250,000	Boeing Co	2.800	03/01/27	248,922
350,000	Boeing Co	5.875	02/15/40	458,426
300,000	Boeing Co	3.375	06/15/46	283,961
250,000	Boeing Co	3.650	03/01/47	247,913
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	586,073
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	309,986
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	154,472
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	536,925
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	531,947
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	156,433
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	304,641
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	739,158
150,000	Burlington Northern Santa Fe LLC	3.250	06/15/27	153,672
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	458,328
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	298,700
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	218,359
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	602,509
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	582,680
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	332,535
1,000,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	1,060,343
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	225,325
750,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	772,437
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	422,288
200,000	Canadian National Railway Co	5.550	03/01/19	210,460
100,000	Canadian National Railway Co	2.850	12/15/21	101,985
300,000	Canadian National Railway Co	2.250	11/15/22	296,752
200,000	Canadian National Railway Co	2.950	11/21/24	203,214
200,000	Canadian National Railway Co	6.900	07/15/28	267,615
200,000	Canadian National Railway Co	6.250	08/01/34	263,213
250,000	Canadian National Railway Co	3.500	11/15/42	239,203
100,000	Canadian National Railway Co	4.500	11/07/43	111,250
400,000	Canadian National Railway Co	3.200	08/02/46	365,486
1,300,000	Canadian Pacific Railway Co	2.900	02/01/25	1,293,202
200,000	Canadian Pacific Railway Co	7.125	10/15/31	272,794
250,000	Canadian Pacific Railway Co	5.950	05/15/37	312,904
100,000	Canadian Pacific Railway Co	4.800	08/01/45	114,010
200,000	Canadian Pacific Railway Co	6.125	09/15/15	254,232
200,000	Carnival Corp	3.950	10/15/20	210,634
293,156	Continental Airlines, Inc	4.750	01/12/21	311,332
25,046	Continental Airlines, Inc	5.983	04/19/22	27,550
401,563	Continental Airlines, Inc	4.150	04/11/24	422,645
164,463	Continental Airlines, Inc	4.000	10/29/24	172,275
125,000	CSX Corp	3.700	11/01/23	131,313
300,000	CSX Corp	3.400	08/01/24	307,580
200,000	CSX Corp	3.350	11/01/25	203,695
1,200,000	CSX Corp	2.600	11/01/26	1,145,213
107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	CSX Corp	3.250%	06/01/27	$499,564
100,000	CSX Corp	6.000	10/01/36	125,088
200,000	CSX Corp	6.150	05/01/37	255,862
400,000	CSX Corp	5.500	04/15/41	475,663
350,000	CSX Corp	4.400	03/01/43	364,862
100,000	CSX Corp	4.100	03/15/44	99,940
675,000	CSX Corp	3.800	11/01/46	648,694
200,000	CSX Corp	3.950	05/01/50	189,243
300,000	CSX Corp	4.500	08/01/54	305,590
150,000	CSX Corp	4.250	11/01/66	143,256
114,306	Delta Air Lines	3.625	07/30/27	119,050
241,332	Delta Air Lines, Inc	5.300	04/15/19	251,589
150,000	Delta Air Lines, Inc	2.875	03/13/20	151,665
126,997	Delta Air Lines, Inc	4.750	05/07/20	132,712
700,000	Delta Air Lines, Inc	3.625	03/15/22	719,264
134,000	FedEx Corp	8.000	01/15/19	144,354
100,000	FedEx Corp	2.300	02/01/20	100,867
300,000	FedEx Corp	4.000	01/15/24	321,881
100,000	FedEx Corp	3.200	02/01/25	101,787
300,000	FedEx Corp	3.250	04/01/26	303,855
400,000	FedEx Corp	3.300	03/15/27	402,260
1,000,000	FedEx Corp	4.900	01/15/34	1,122,488
200,000	FedEx Corp	3.900	02/01/35	202,634
600,000	FedEx Corp	3.875	08/01/42	572,621
750,000	FedEx Corp	4.750	11/15/45	816,321
300,000	FedEx Corp	4.550	04/01/46	319,334
200,000	FedEx Corp	4.400	01/15/47	207,780
200,000	FedEx Corp	4.500	02/01/65	199,683
200,000	GATX Corp	2.500	03/15/19	201,251
100,000	GATX Corp	2.600	03/30/20	100,897
500,000	GATX Corp	3.250	09/15/26	492,342
225,000	GATX Corp	5.200	03/15/44	243,965
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	204,913
100,000	Kansas City Southern	3.000	05/15/23	100,216
100,000	Kansas City Southern	3.125	06/01/26	97,088
100,000	Kansas City Southern	4.300	05/15/43	100,674
175,000	Kansas City Southern	4.950	08/15/45	194,678
100,000	Norfolk Southern Corp	3.250	12/01/21	103,279
250,000	Norfolk Southern Corp	3.000	04/01/22	255,483
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,308,965
200,000	Norfolk Southern Corp	3.850	01/15/24	212,126
81,000	Norfolk Southern Corp	5.590	05/17/25	92,911
200,000	Norfolk Southern Corp	2.900	06/15/26	198,156
300,000	Norfolk Southern Corp	3.150	06/01/27	299,586
16,000	Norfolk Southern Corp	4.837	10/01/41	17,972
750,000	Norfolk Southern Corp	3.950	10/01/42	747,581
200,000	Norfolk Southern Corp	4.800	08/15/43	225,872
300,000	Norfolk Southern Corp	4.450	06/15/45	322,496
200,000	Norfolk Southern Corp	4.650	01/15/46	221,236
650,000	Northrop Grumman Corp	3.500	03/15/21	675,997
400,000	Northrop Grumman Corp	3.250	08/01/23	412,125
300,000	Northrop Grumman Corp	3.200	02/01/27	301,739
108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Northrop Grumman Corp	5.050%	11/15/40	$112,466
400,000		Northrop Grumman Corp	4.750	06/01/43	444,341
300,000		Northrop Grumman Corp	3.850	04/15/45	291,872
200,000		Ryder System, Inc	2.450	11/15/18	201,119
100,000		Ryder System, Inc	2.550	06/01/19	100,792
200,000		Ryder System, Inc	2.450	09/03/19	201,415
400,000		Ryder System, Inc	2.500	05/11/20	403,895
200,000		Ryder System, Inc	2.250	09/01/21	198,287
200,000		Ryder System, Inc	3.450	11/15/21	207,274
500,000		Ryder System, Inc	2.500	09/01/22	496,316
100,000		Southwest Airlines Co	2.750	11/06/19	101,322
400,000		Southwest Airlines Co	2.650	11/05/20	405,266
200,000		Southwest Airlines Co	3.000	11/15/26	195,263
92,977		Spirit Airlines, Inc	4.100	04/01/28	97,625
100,000		Union Pacific Corp	2.250	02/15/19	100,745
450,000		Union Pacific Corp	2.250	06/19/20	452,998
331,000		Union Pacific Corp	4.163	07/15/22	356,899
500,000		Union Pacific Corp	2.950	01/15/23	511,142
277,000		Union Pacific Corp	3.646	02/15/24	292,069
200,000		Union Pacific Corp	3.750	03/15/24	212,112
200,000		Union Pacific Corp	3.250	01/15/25	205,416
200,000		Union Pacific Corp	3.250	08/15/25	205,673
300,000		Union Pacific Corp	2.750	03/01/26	296,354
500,000		Union Pacific Corp	3.000	04/15/27	502,790
100,000		Union Pacific Corp	3.375	02/01/35	99,181
100,000		Union Pacific Corp	3.600	09/15/37	101,295
100,000		Union Pacific Corp	4.300	06/15/42	106,095
150,000		Union Pacific Corp	4.250	04/15/43	159,905
200,000		Union Pacific Corp	4.050	11/15/45	208,815
200,000		Union Pacific Corp	3.350	08/15/46	184,889
300,000		Union Pacific Corp	4.000	04/15/47	313,929
770,000		Union Pacific Corp	3.799	10/01/51	754,218
200,000		Union Pacific Corp	3.875	02/01/55	197,262
300,000		Union Pacific Corp	4.375	11/15/65	318,646
200,000		Union Pacific Corp	4.100	09/15/67	201,760
186,266		Union Pacific Railroad Co	2.695	05/12/27	181,736
300,000		United Parcel Service, Inc	5.125	04/01/19	315,044
1,105,000		United Parcel Service, Inc	3.125	01/15/21	1,144,664
500,000		United Parcel Service, Inc	2.350	05/16/22	503,814
1,400,000		United Parcel Service, Inc	2.450	10/01/22	1,413,069
125,000		United Parcel Service, Inc	2.400	11/15/26	120,726
35,000		United Parcel Service, Inc	6.200	01/15/38	47,337
450,000		United Parcel Service, Inc	3.625	10/01/42	445,520
400,000		United Parcel Service, Inc	3.400	11/15/46	378,192
		TOTAL TRANSPORTATION			49,603,473

UTILITIES - 2.1%
200,000	g	AEP Texas, Inc	2.400	10/01/22	198,855
200,000	g	AEP Texas, Inc	3.800	10/01/47	198,418
100,000		AEP Transmission Co LLC	3.100	12/01/26	100,227
100,000	g	AEP Transmission Co LLC	3.100	12/01/26	100,207
600,000		AEP Transmission Co LLC	4.000	12/01/46	617,849
200,000	g	AEP Transmission Co LLC	3.750	12/01/47	199,189
109

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$370,000	AGL Capital Corp	5.250%	08/15/19	$391,052
400,000	AGL Capital Corp	3.250	06/15/26	392,924
275,000	AGL Capital Corp	4.400	06/01/43	281,706
200,000	Alabama Power Co	2.450	03/30/22	200,043
475,000	Alabama Power Co	3.550	12/01/23	495,845
200,000	Alabama Power Co	3.850	12/01/42	198,265
400,000	Alabama Power Co	3.750	03/01/45	400,833
300,000	Alabama Power Co	4.300	01/02/46	322,543
300,000	Ameren Corp	2.700	11/15/20	303,892
600,000	Ameren Illinois Co	2.700	09/01/22	606,602
370,000	Ameren Illinois Co	3.250	03/01/25	377,392
125,000	Ameren Illinois Co	4.150	03/15/46	133,433
500,000	American Water Capital Corp	3.850	03/01/24	528,114
300,000	American Water Capital Corp	3.400	03/01/25	309,855
200,000	American Water Capital Corp	2.950	09/01/27	199,172
225,000	American Water Capital Corp	4.300	12/01/42	242,596
150,000	American Water Capital Corp	4.300	09/01/45	161,632
100,000	American Water Capital Corp	4.000	12/01/46	102,763
825,000	American Water Capital Corp	3.750	09/01/47	824,233
200,000	Appalachian Power Co	3.300	06/01/27	201,890
140,000	Appalachian Power Co	7.000	04/01/38	195,591
150,000	Arizona Public Service Co	8.750	03/01/19	163,841
200,000	Arizona Public Service Co	2.950	09/15/27	197,977
350,000	Arizona Public Service Co	4.500	04/01/42	384,218
200,000	Arizona Public Service Co	4.350	11/15/45	216,586
410,000	Arizona Public Service Co	3.750	05/15/46	402,485
100,000	Atmos Energy Corp	8.500	03/15/19	109,405
150,000	Atmos Energy Corp	3.000	06/15/27	150,033
100,000	Atmos Energy Corp	5.500	06/15/41	122,913
125,000	Atmos Energy Corp	4.150	01/15/43	132,436
300,000	Atmos Energy Corp	4.125	10/15/44	314,224
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	104,371
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	413,684
200,000	Baltimore Gas & Electric Co	2.400	08/15/26	189,064
150,000	Baltimore Gas & Electric Co	3.500	08/15/46	143,568
200,000	Baltimore Gas & Electric Co	3.750	08/15/47	199,003
200,000	Berkshire Hathaway Energy Co	2.000	11/15/18	200,497
325,000	Berkshire Hathaway Energy Co	2.400	02/01/20	327,959
200,000	Berkshire Hathaway Energy Co	3.750	11/15/23	211,043
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	361,983
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	234,906
500,000	Berkshire Hathaway Energy Co	4.500	02/01/45	540,348
200,000	Black Hills Corp	4.250	11/30/23	213,150
100,000	Black Hills Corp	3.950	01/15/26	103,808
100,000	Black Hills Corp	3.150	01/15/27	97,422
200,000	Black Hills Corp	4.200	09/15/46	198,956
785,000	Carolina Power & Light Co	5.300	01/15/19	821,741
350,000	Carolina Power & Light Co	3.000	09/15/21	359,674
150,000	Carolina Power & Light Co	2.800	05/15/22	152,950
100,000	Carolina Power & Light Co	4.100	05/15/42	104,591
300,000	Carolina Power & Light Co	4.100	03/15/43	314,490
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	397,972
110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	CenterPoint Energy Houston Electric LLC	2.400%	09/01/26	$191,384
300,000	CenterPoint Energy Houston Electric LLC	3.000	02/01/27	297,994
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	136,016
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	96,917
300,000	CenterPoint Energy Houston Electric LLC	4.500	04/01/44	338,034
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	444,952
200,000	CenterPoint Energy Resources Corp	4.100	09/01/47	202,234
200,000	CenterPoint Energy, Inc	2.500	09/01/22	199,794
200,000	Cleco Corporate Holdings LLC	3.743	05/01/26	201,332
200,000	Cleco Corporate Holdings LLC	4.973	05/01/46	214,870
300,000	CMS Energy Corp	3.450	08/15/27	300,998
300,000	Columbia Pipeline Group, Inc	3.300	06/01/20	307,014
300,000	Columbia Pipeline Group, Inc	4.500	06/01/25	320,389
300,000	Columbia Pipeline Group, Inc	5.800	06/01/45	359,966
775,000	Commonwealth Edison Co	4.000	08/01/20	812,788
250,000	Commonwealth Edison Co	2.550	06/15/26	242,530
200,000	Commonwealth Edison Co	2.950	08/15/27	198,997
387,000	Commonwealth Edison Co	5.900	03/15/36	490,710
200,000	Commonwealth Edison Co	3.800	10/01/42	200,383
300,000	Commonwealth Edison Co	4.600	08/15/43	339,540
300,000	Commonwealth Edison Co	4.700	01/15/44	343,690
100,000	Commonwealth Edison Co	3.700	03/01/45	98,687
250,000	Commonwealth Edison Co	3.650	06/15/46	245,831
400,000	Commonwealth Edison Co	3.750	08/15/47	401,195
200,000	Connecticut Light & Power Co	2.500	01/15/23	199,932
125,000	Connecticut Light & Power Co	3.200	03/15/27	126,068
400,000	Connecticut Light & Power Co	4.300	04/15/44	435,237
250,000	Connecticut Light & Power Co	4.150	06/01/45	266,584
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	64,123
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,475,891
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	419,041
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	212,101
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	566,020
600,000	Consolidated Edison Co of New York, Inc	4.450	03/15/44	664,918
150,000	Consolidated Edison Co of New York, Inc	4.500	12/01/45	166,048
400,000	Consolidated Edison Co of New York, Inc	3.850	06/15/46	405,328
400,000	Consolidated Edison Co of New York, Inc	3.875	06/15/47	410,154
200,000	Consolidated Edison Co of New York, Inc	4.625	12/01/54	222,415
200,000	Consolidated Edison Co of New York, Inc	4.300	12/01/56	212,268
200,000	Consolidated Edison, Inc	2.000	03/15/20	200,067
100,000	Consolidated Edison, Inc	2.000	05/15/21	99,001
730,000	Consumers Energy Co	6.125	03/15/19	774,125
150,000	Consumers Energy Co	2.850	05/15/22	152,962
200,000	Consumers Energy Co	3.375	08/15/23	208,737
250,000	Consumers Energy Co	3.950	05/15/43	258,995
100,000	Consumers Energy Co	3.250	08/15/46	91,923
100,000	Consumers Energy Co	3.950	07/15/47	103,933
200,000	Delmarva Power & Light Co	3.500	11/15/23	208,337
200,000	Delmarva Power & Light Co	4.150	05/15/45	209,762
500,000	Dominion Energy, Inc	2.579	07/01/20	503,448
150,000	Dominion Gas Holdings LLC	2.500	12/15/19	151,195
250,000	Dominion Gas Holdings LLC	2.800	11/15/20	254,065
200,000	Dominion Gas Holdings LLC	3.550	11/01/23	205,508
111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Dominion Gas Holdings LLC	3.600%	12/15/24	$204,319
200,000	Dominion Gas Holdings LLC	4.800	11/01/43	215,826
200,000	Dominion Gas Holdings LLC	4.600	12/15/44	209,279
150,000	Dominion Resources, Inc	1.600	08/15/19	149,017
1,700,000	Dominion Resources, Inc	4.450	03/15/21	1,818,420
125,000	Dominion Resources, Inc	2.000	08/15/21	122,899
200,000	Dominion Resources, Inc	3.625	12/01/24	206,777
150,000	Dominion Resources, Inc	2.850	08/15/26	144,335
200,000	Dominion Resources, Inc	5.950	06/15/35	246,302
100,000	Dominion Resources, Inc	4.050	09/15/42	98,319
200,000	Dominion Resources, Inc	4.700	12/01/44	217,948
300,000	Dominion Resources, Inc	5.750	10/01/54	324,000
400,000	Dominion Resources, Inc (Step Bond)	2.962	07/01/19	405,705
600,000	Dominion Resources, Inc (Step Bond)	4.104	04/01/21	628,713
100,000	DTE Electric Co	3.700	06/01/46	98,197
500,000	DTE Electric Co	3.750	08/15/47	504,908
200,000	DTE Energy Co	3.300	06/15/22	204,956
200,000	DTE Energy Co	3.800	03/15/27	205,916
400,000	DTE Energy Electric Company	3.450	10/01/20	414,967
200,000	DTE Energy Electric Company	3.850	12/01/23	209,453
200,000	DTE Energy Electric Company	3.650	03/15/24	211,473
200,000	DTE Energy Electric Company	3.500	06/01/24	203,852
200,000	DTE Energy Electric Company	4.000	04/01/43	209,131
200,000	DTE Energy Electric Company	4.300	07/01/44	216,624
300,000	DTE Energy Electric Company	3.700	03/15/45	297,801
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	132,473
200,000	Duke Energy Carolinas LLC	2.500	03/15/23	201,199
200,000	Duke Energy Carolinas LLC	2.950	12/01/26	199,237
500,000	Duke Energy Carolinas LLC	4.000	09/30/42	523,073
300,000	Duke Energy Carolinas LLC	3.750	06/01/45	301,578
200,000	Duke Energy Carolinas LLC	3.875	03/15/46	205,156
746,000	Duke Energy Corp	5.050	09/15/19	788,517
250,000	Duke Energy Corp	1.800	09/01/21	244,891
300,000	Duke Energy Corp	3.050	08/15/22	305,945
300,000	Duke Energy Corp	3.950	10/15/23	317,692
375,000	Duke Energy Corp	2.650	09/01/26	358,466
300,000	Duke Energy Corp	4.800	12/15/45	333,834
2,000,000	Duke Energy Corp	3.750	09/01/46	1,925,390
1,200,000	Duke Energy Florida LLC	3.200	01/15/27	1,212,888
500,000	Duke Energy Florida LLC	3.400	10/01/46	470,949
300,000	Duke Energy Indiana LLC	3.750	05/15/46	298,711
200,000	Duke Energy Indiana, Inc	4.900	07/15/43	231,733
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	197,545
300,000	Duke Energy Progress LLC	3.250	08/15/25	307,572
300,000	Duke Energy Progress LLC	4.200	08/15/45	323,357
500,000	Duke Energy Progress LLC	3.700	10/15/46	494,639
200,000	Duke Energy Progress LLC	3.600	09/15/47	195,239
400,000	Duke Energy Progress, Inc	4.375	03/30/44	435,692
500,000	Duke Energy Progress, Inc	4.150	12/01/44	532,986
400,000	Duke University Health System, Inc	3.920	06/01/47	408,286
200,000	Edison International	2.125	04/15/20	199,966
200,000	Edison International	2.400	09/15/22	198,377
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Edison International	2.950%	03/15/23	$202,469
200,000	El Paso Electric Co	5.000	12/01/44	219,292
300,000	Emera US Finance LP	2.150	06/15/19	300,089
300,000	Emera US Finance LP	2.700	06/15/21	301,546
300,000	Emera US Finance LP	3.550	06/15/26	301,902
300,000	Emera US Finance LP	4.750	06/15/46	321,513
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	52,463
800,000	Enbridge, Inc	2.900	07/15/22	804,446
300,000	Enbridge, Inc	4.000	10/01/23	315,429
100,000	Enbridge, Inc	4.250	12/01/26	105,130
100,000	Enbridge, Inc	3.700	07/15/27	101,149
300,000	Enbridge, Inc	4.500	06/10/44	301,592
625,000	Enbridge, Inc	5.500	12/01/46	717,539
400,000	Enbridge, Inc	5.500	07/15/77	405,000
44,000	Energy Transfer Partners LP	9.700	03/15/19	48,596
1,250,000	Energy Transfer Partners LP	4.150	10/01/20	1,305,247
500,000	Energy Transfer Partners LP	4.650	06/01/21	531,291
200,000	Energy Transfer Partners LP	5.200	02/01/22	216,717
200,000	Energy Transfer Partners LP	3.600	02/01/23	203,328
500,000	Energy Transfer Partners LP	4.900	02/01/24	530,176
400,000	Energy Transfer Partners LP	4.050	03/15/25	405,402
1,000,000	Energy Transfer Partners LP	4.750	01/15/26	1,052,220
250,000	Energy Transfer Partners LP	4.200	04/15/27	253,021
400,000	Energy Transfer Partners LP	4.900	03/15/35	397,304
140,000	Energy Transfer Partners LP	7.500	07/01/38	171,789
450,000	Energy Transfer Partners LP	6.500	02/01/42	508,895
200,000	Energy Transfer Partners LP	5.150	02/01/43	194,981
200,000	Energy Transfer Partners LP	5.950	10/01/43	214,037
400,000	Energy Transfer Partners LP	5.150	03/15/45	390,560
500,000	Energy Transfer Partners LP	6.125	12/15/45	548,844
250,000	Energy Transfer Partners LP	5.300	04/15/47	250,433
125,000	Entergy Arkansas, Inc	3.750	02/15/21	130,597
175,000	Entergy Arkansas, Inc	3.700	06/01/24	183,463
600,000	Entergy Arkansas, Inc	3.500	04/01/26	619,038
200,000	Entergy Corp	5.125	09/15/20	213,812
200,000	Entergy Corp	4.000	07/15/22	211,634
300,000	Entergy Corp	2.950	09/01/26	290,000
200,000	Entergy Louisiana LLC	4.050	09/01/23	213,262
200,000	Entergy Louisiana LLC	2.400	10/01/26	190,525
200,000	Entergy Louisiana LLC	3.120	09/01/27	200,748
200,000	Entergy Louisiana LLC	3.250	04/01/28	201,317
300,000	Entergy Louisiana LLC	4.950	01/15/45	308,449
200,000	Entergy Mississippi, Inc	2.850	06/01/28	192,907
225,000	Entergy Texas, Inc	7.125	02/01/19	239,921
300,000	EQT Midstream Partners LP	4.000	08/01/24	304,864
200,000	EQT Midstream Partners LP	4.125	12/01/26	200,328
200,000	Eversource Energy	2.750	03/15/22	202,167
325,000	Exelon Corp	2.850	06/15/20	331,404
1,122,000	Exelon Corp	2.450	04/15/21	1,121,845
1,000,000	Exelon Corp	3.497	06/01/22	1,029,799
300,000	Exelon Corp	3.950	06/15/25	313,267
200,000	Exelon Corp	3.400	04/15/26	201,033
500,000	Exelon Corp	4.950	06/15/35	553,497
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Exelon Corp	4.450%	04/15/46	$209,320
150,000		Exelon Generation Co LLC	3.400	03/15/22	154,092
200,000		Exelon Generation Co LLC	4.250	06/15/22	213,784
371,000		Exelon Generation Co LLC	5.600	06/15/42	378,000
500,000		FirstEnergy Corp	2.850	07/15/22	500,992
1,750,000		FirstEnergy Corp	3.900	07/15/27	1,780,839
500,000		FirstEnergy Corp	4.850	07/15/47	524,417
400,000		Florida Power & Light Co	2.750	06/01/23	406,433
500,000		Florida Power & Light Co	3.250	06/01/24	516,360
907,000		Florida Power & Light Co	3.125	12/01/25	920,114
400,000		Florida Power & Light Co	5.250	02/01/41	490,908
100,000		Florida Power & Light Co	4.125	02/01/42	107,502
200,000		Florida Power & Light Co	4.050	06/01/42	213,159
450,000		Florida Power & Light Co	3.800	12/15/42	458,820
400,000		Florida Power & Light Co	4.050	10/01/44	427,169
29,000		Florida Power Corp	5.650	06/15/18	29,797
1,200,000		Florida Power Corp	3.100	08/15/21	1,240,047
165,000		Florida Power Corp	6.400	06/15/38	225,571
300,000		Florida Power Corp	3.850	11/15/42	303,941
175,000		Fortis, Inc	2.100	10/04/21	171,778
275,000		Fortis, Inc	3.055	10/04/26	264,690
100,000		Fortive Corp	1.800	06/15/19	99,898
200,000		Fortive Corp	2.350	06/15/21	199,316
275,000		Fortive Corp	3.150	06/15/26	273,978
250,000		Fortive Corp	4.300	06/15/46	258,613
500,000		Georgia Power Co	2.000	09/08/20	498,445
100,000		Georgia Power Co	3.250	04/01/26	100,397
700,000		Georgia Power Co	3.250	03/30/27	697,957
177,000		Georgia Power Co	5.950	02/01/39	219,905
700,000		Georgia Power Co	4.300	03/15/43	730,737
200,000		Great Plains Energy, Inc	4.850	06/01/21	213,275
200,000		Gulf Power Co	3.300	05/30/27	202,388
100,000		Hudson Pacific Properties LP	3.950	11/01/27	99,586
80,000		Indiana Michigan Power Co	7.000	03/15/19	85,648
225,000		Indiana Michigan Power Co	4.550	03/15/46	249,840
100,000		Indiana Michigan Power Co	3.750	07/01/47	98,246
100,000		Interstate Power & Light Co	6.250	07/15/39	131,157
100,000		Interstate Power & Light Co	3.700	09/15/46	96,996
300,000		ITC Holdings Corp	3.650	06/15/24	308,574
100,000		ITC Holdings Corp	3.250	06/30/26	98,830
200,000		Kansas City Power & Light Co	3.650	08/15/25	204,996
100,000		Kansas City Power & Light Co	5.300	10/01/41	117,028
150,000		Kansas City Power & Light Co	4.200	06/15/47	155,731
20,000	g	Kansas Gas & Electric	6.700	06/15/19	21,543
250,000		KeySpan Corp	5.803	04/01/35	304,337
320,000		LG&E and KU Energy LLC	3.750	11/15/20	332,732
225,000		Louisville Gas & Electric Co	3.300	10/01/25	229,441
880,000		Metropolitan Edison Co	7.700	01/15/19	939,769
300,000		MidAmerican Energy Co	2.400	03/15/19	302,999
300,000		MidAmerican Energy Co	3.500	10/15/24	314,921
500,000		MidAmerican Energy Co	3.100	05/01/27	501,358
200,000		MidAmerican Energy Co	4.800	09/15/43	232,473
114

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		MidAmerican Energy Co	4.400%	10/15/44	$219,768
200,000		MidAmerican Energy Co	4.250	05/01/46	214,086
500,000		MidAmerican Energy Co	3.950	08/01/47	521,089
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,305,097
300,000		MidAmerican Energy Holdings Co	6.500	09/15/37	400,698
750,000		Mississippi Power Co	4.250	03/15/42	712,364
1,000,000		MPLX LP	4.875	12/01/24	1,077,639
1,500,000		MPLX LP	4.875	06/01/25	1,607,957
200,000		MPLX LP	5.200	03/01/47	209,281
100,000		National Fuel Gas Co	4.900	12/01/21	106,104
200,000		National Fuel Gas Co	3.750	03/01/23	203,804
300,000		National Fuel Gas Co	5.200	07/15/25	321,425
200,000		National Fuel Gas Co	3.950	09/15/27	197,587
45,000		Nevada Power Co	7.125	03/15/19	48,324
125,000		NextEra Energy Capital Holdings, Inc	2.300	04/01/19	125,626
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	101,183
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	531,893
750,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	769,204
800,000		NiSource Finance Corp	3.490	05/15/27	809,413
100,000		NiSource Finance Corp	5.950	06/15/41	125,122
200,000		NiSource Finance Corp	5.250	02/15/43	232,614
150,000		NiSource Finance Corp	4.800	02/15/44	165,927
815,000		NiSource Finance Corp	5.650	02/01/45	988,230
200,000		NiSource Finance Corp	3.950	03/30/48	196,987
300,000		Northeast Utilities	2.800	05/01/23	302,226
800,000		Northern States Power Co	2.200	08/15/20	805,815
150,000		Northern States Power Co	2.150	08/15/22	148,981
300,000		Northern States Power Co	2.600	05/15/23	303,053
425,000		Northern States Power Co	5.350	11/01/39	524,266
200,000		Northern States Power Co	3.400	08/15/42	190,046
150,000		Northern States Power Co	4.000	08/15/45	156,161
175,000		Northern States Power Co	3.600	05/15/46	171,631
300,000		Northern States Power Co	3.600	09/15/47	295,737
200,000		NorthWestern Corp	4.176	11/15/44	209,544
200,000		NSTAR Electric Co	2.375	10/15/22	199,475
100,000		NSTAR Electric Co	3.200	05/15/27	100,599
500,000		Oglethorpe Power Corp	5.250	09/01/50	561,918
600,000		Ohio Power Co	5.375	10/01/21	667,538
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	211,649
200,000		Oklahoma Gas & Electric Co	3.850	08/15/47	201,100
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	209,103
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	159,884
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	399,289
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	97,717
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	120,148
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	611,279
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	183,113
300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	298,169
400,000	g	Oncor Electric Delivery Co LLC	3.800	09/30/47	402,579
400,000		ONEOK Partners LP	3.375	10/01/22	404,060
200,000		ONEOK Partners LP	5.000	09/15/23	215,904
700,000		ONEOK Partners LP	4.900	03/15/25	748,382
130,000		ONEOK Partners LP	6.650	10/01/36	157,038
115

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	ONEOK Partners LP	6.850%	10/15/37	$307,450
100,000	ONEOK Partners LP	6.125	02/01/41	115,086
1,300,000	ONEOK, Inc	4.000	07/13/27	1,315,564
175,000	ONEOK, Inc	4.950	07/13/47	175,363
355,000	Pacific Gas & Electric Co	8.250	10/15/18	377,941
750,000	Pacific Gas & Electric Co	3.500	10/01/20	779,839
400,000	Pacific Gas & Electric Co	3.250	06/15/23	413,681
175,000	Pacific Gas & Electric Co	3.850	11/15/23	185,595
200,000	Pacific Gas & Electric Co	3.750	02/15/24	211,621
500,000	Pacific Gas & Electric Co	3.400	08/15/24	517,522
900,000	Pacific Gas & Electric Co	3.500	06/15/25	928,550
1,200,000	Pacific Gas & Electric Co	3.300	03/15/27	1,220,356
420,000	Pacific Gas & Electric Co	6.050	03/01/34	546,610
600,000	Pacific Gas & Electric Co	5.400	01/15/40	736,033
150,000	Pacific Gas & Electric Co	3.750	08/15/42	151,121
400,000	Pacific Gas & Electric Co	4.600	06/15/43	452,423
200,000	Pacific Gas & Electric Co	5.125	11/15/43	239,825
300,000	Pacific Gas & Electric Co	4.750	02/15/44	346,217
300,000	Pacific Gas & Electric Co	4.300	03/15/45	326,754
200,000	Pacific Gas & Electric Co	4.250	03/15/46	215,094
600,000	Pacific Gas & Electric Co	4.000	12/01/46	628,468
250,000	PacifiCorp	2.950	02/01/22	256,144
200,000	PacifiCorp	2.950	06/01/23	205,003
300,000	PacifiCorp	3.600	04/01/24	313,951
850,000	PacifiCorp	6.000	01/15/39	1,115,742
200,000	PECO Energy Co	1.700	09/15/21	195,892
150,000	PECO Energy Co	2.375	09/15/22	149,874
200,000	PECO Energy Co	3.150	10/15/25	203,008
200,000	PECO Energy Co	4.150	10/01/44	212,626
200,000	PECO Energy Co	3.700	09/15/47	200,051
300,000	PG&E Corp	2.400	03/01/19	301,528
200,000	Phillips 66 Partners LP	2.646	02/15/20	201,208
100,000	Phillips 66 Partners LP	3.550	10/01/26	97,792
300,000	Phillips 66 Partners LP	4.680	02/15/45	290,186
100,000	Phillips 66 Partners LP	4.900	10/01/46	100,031
200,000	Physicians Realty LP	4.300	03/15/27	204,399
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	217,019
200,000	Potomac Electric Power Co	3.600	03/15/24	210,180
900,000	Potomac Electric Power Co	4.150	03/15/43	942,079
300,000	PPL Capital Funding, Inc	4.200	06/15/22	321,138
200,000	PPL Capital Funding, Inc	3.500	12/01/22	207,563
400,000	PPL Capital Funding, Inc	3.400	06/01/23	411,701
1,100,000	PPL Capital Funding, Inc	3.950	03/15/24	1,151,420
175,000	PPL Capital Funding, Inc	3.100	05/15/26	172,041
200,000	PPL Capital Funding, Inc	4.000	09/15/47	198,652
300,000	PPL Electric Utilities Corp	4.750	07/15/43	346,382
200,000	PPL Electric Utilities Corp	4.125	06/15/44	211,681
275,000	PPL Electric Utilities Corp	4.150	10/01/45	292,952
500,000	PPL Electric Utilities Corp	3.950	06/01/47	515,957
300,000	Progress Energy, Inc	3.150	04/01/22	305,632
900,000	Progress Energy, Inc	7.750	03/01/31	1,272,704
500,000	PSEG Power LLC	3.000	06/15/21	509,027
116

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Public Service Co of Colorado	2.250%	09/15/22	$149,136
150,000	Public Service Co of Colorado	3.600	09/15/42	146,163
100,000	Public Service Co of Colorado	4.300	03/15/44	108,151
200,000	Public Service Co of Colorado	3.800	06/15/47	202,079
200,000	Public Service Electric & Gas Co	2.300	09/15/18	201,303
100,000	Public Service Electric & Gas Co	1.900	03/15/21	99,020
300,000	Public Service Electric & Gas Co	2.250	09/15/26	283,052
200,000	Public Service Electric & Gas Co	3.000	05/15/27	199,288
200,000	Public Service Electric & Gas Co	3.950	05/01/42	209,983
100,000	Public Service Electric & Gas Co	3.650	09/01/42	99,061
200,000	Public Service Electric & Gas Co	3.800	01/01/43	200,711
600,000	Public Service Electric & Gas Co	3.800	03/01/46	606,803
200,000	Public Service Enterprise Group, Inc	1.600	11/15/19	197,793
500,000	Public Service Enterprise Group, Inc	2.000	11/15/21	489,387
1,585,000	Puget Energy, Inc	3.650	05/15/25	1,612,286
250,000	Puget Sound Energy, Inc	5.757	10/01/39	314,841
200,000	Puget Sound Energy, Inc	4.300	05/20/45	216,194
150,000	San Diego Gas & Electric Co	3.000	08/15/21	154,770
400,000	San Diego Gas & Electric Co	3.600	09/01/23	422,273
800,000	San Diego Gas & Electric Co	2.500	05/15/26	773,900
300,000	San Diego Gas & Electric Co	3.750	06/01/47	306,036
700,000	SCANA Corp	4.750	05/15/21	734,663
100,000	SCANA Corp	4.125	02/01/22	102,993
250,000	Scottish Power Ltd	5.810	03/15/25	284,894
100,000	Sempra Energy	1.625	10/07/19	99,357
200,000	Sempra Energy	2.850	11/15/20	203,072
150,000	Sempra Energy	2.875	10/01/22	150,466
500,000	Sempra Energy	4.050	12/01/23	528,858
200,000	Sempra Energy	3.550	06/15/24	204,162
200,000	Sempra Energy	3.750	11/15/25	205,732
1,300,000	Sempra Energy	3.250	06/15/27	1,283,282
260,000	Sempra Energy	6.000	10/15/39	328,524
1,869,000	Sierra Pacific Power Co	2.600	05/01/26	1,807,413
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	58,077
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	147,061
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	258,602
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	324,009
500,000	South Carolina Electric & Gas Co	4.100	06/15/46	503,843
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	211,841
280,000	Southern California Edison Co	3.875	06/01/21	296,066
500,000	Southern California Edison Co	2.400	02/01/22	501,621
400,000	Southern California Edison Co	3.500	10/01/23	419,927
185,000	Southern California Edison Co	6.050	03/15/39	247,067
300,000	Southern California Edison Co	4.500	09/01/40	333,603
200,000	Southern California Edison Co	4.050	03/15/42	209,584
500,000	Southern California Edison Co	3.900	03/15/43	512,624
500,000	Southern California Edison Co	4.650	10/01/43	575,931
450,000	Southern California Edison Co	3.600	02/01/45	445,504
700,000	Southern California Edison Co	4.000	04/01/47	737,026
200,000	Southern California Gas Co	3.150	09/15/24	204,219
200,000	Southern California Gas Co	3.200	06/15/25	202,858
200,000	Southern California Gas Co	2.600	06/15/26	194,383
150,000	Southern California Gas Co	3.750	09/15/42	152,666
117

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Southern Co	1.850%	07/01/19	$399,753
300,000	Southern Co	2.750	06/15/20	304,891
400,000	Southern Co	2.350	07/01/21	397,680
400,000	Southern Co	2.950	07/01/23	401,900
1,400,000	Southern Co	3.250	07/01/26	1,383,390
400,000	Southern Co	4.250	07/01/36	413,689
400,000	Southern Co	4.400	07/01/46	416,132
300,000	Southern Co	5.500	03/15/57	317,313
200,000	Southern Co Gas Capital Corp	2.450	10/01/23	195,566
100,000	Southern Co Gas Capital Corp	3.950	10/01/46	95,416
200,000	Southern Co Gas Capital Corp	4.400	05/30/47	206,540
550,000	Southern Natural Gas Co	4.400	06/15/21	582,565
300,000	Southern Power Co	1.950	12/15/19	299,342
500,000	Southern Power Co	2.375	06/01/20	500,927
300,000	Southern Power Co	2.500	12/15/21	298,626
200,000	Southern Power Co	4.150	12/01/25	210,335
300,000	Southern Power Co	4.950	12/15/46	318,806
100,000	Southwest Gas Corp	3.800	09/29/46	96,446
500,000	Southwestern Electric Power Co	2.750	10/01/26	483,205
400,000	Southwestern Electric Power Co	6.200	03/15/40	525,453
600,000	Southwestern Public Service Co	4.500	08/15/41	663,361
300,000	Southwestern Public Service Co	3.400	08/15/46	283,724
225,000	Southwestern Public Service Co	3.700	08/15/47	223,676
200,000	Spectra Energy Partners LP	2.950	09/25/18	202,040
200,000	Spectra Energy Partners LP	4.750	03/15/24	217,562
400,000	Spectra Energy Partners LP	3.500	03/15/25	402,530
100,000	Spectra Energy Partners LP	3.375	10/15/26	98,865
200,000	Spectra Energy Partners LP	5.950	09/25/43	238,512
300,000	Spectra Energy Partners LP	4.500	03/15/45	302,029
100,000	Tampa Electric Co	4.100	06/15/42	100,333
175,000	Tampa Electric Co	4.350	05/15/44	182,601
300,000	TC PipeLines LP	4.375	03/13/25	313,414
200,000	TC PipeLines LP	3.900	05/25/27	200,243
200,000	TECO Finance, Inc	5.150	03/15/20	213,291
200,000	Tennessee Gas Pipeline Co	7.000	10/15/28	241,579
12,000	Toledo Edison Co	7.250	05/01/20	13,248
300,000	Toledo Edison Co	6.150	05/15/37	368,587
300,000	TransAlta Corp	4.500	11/15/22	303,837
500,000	Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	645,656
125,000	Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	127,654
200,000	Tucson Electric Power Co	3.050	03/15/25	196,749
300,000	Union Electric Co	3.500	04/15/24	311,367
200,000	Union Electric Co	2.950	06/15/27	198,067
100,000	Union Electric Co	8.450	03/15/39	160,015
100,000	Union Electric Co	3.900	09/15/42	103,178
100,000	Union Electric Co	3.650	04/15/45	98,718
100,000	United Utilities plc	6.875	08/15/28	121,599
825,000	Virginia Electric & Power Co	3.150	01/15/26	833,372
200,000	Virginia Electric & Power Co	2.950	11/15/26	198,675
1,100,000	Virginia Electric & Power Co	4.000	11/15/46	1,130,700
200,000	Virginia Electric & Power Co	3.800	09/15/47	200,225
409,000	Virginia Electric and Power Co	2.750	03/15/23	413,604
118

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Virginia Electric and Power Co	3.450%	02/15/24	$518,833
200,000	Virginia Electric and Power Co	3.100	05/15/25	202,203
350,000	Virginia Electric and Power Co	6.000	05/15/37	453,483
160,000	Virginia Electric and Power Co	4.000	01/15/43	164,875
250,000	Virginia Electric and Power Co	4.650	08/15/43	278,819
400,000	Virginia Electric and Power Co	4.450	02/15/44	438,536
200,000	Virginia Electric and Power Co	4.200	05/15/45	211,667
200,000	Washington Gas Light Co	3.796	09/15/46	196,822
125,000	WEC Energy Group, Inc	1.650	06/15/18	124,984
200,000	WEC Energy Group, Inc	2.450	06/15/20	201,413
520,000	WEC Energy Group, Inc	3.550	06/15/25	534,462
100,000	Westar Energy, Inc	2.550	07/01/26	96,520
500,000	Westar Energy, Inc	4.125	03/01/42	524,006
175,000	Westar Energy, Inc	4.100	04/01/43	183,347
450,000	Western Gas Partners LP	4.000	07/01/22	465,447
200,000	Western Gas Partners LP	3.950	06/01/25	200,859
400,000	Western Gas Partners LP	4.650	07/01/26	419,093
200,000	Western Gas Partners LP	5.450	04/01/44	211,337
830,000	Williams Partners LP	5.250	03/15/20	890,729
600,000	Williams Partners LP	4.000	11/15/21	626,299
750,000	Williams Partners LP	3.600	03/15/22	774,689
200,000	Williams Partners LP	3.350	08/15/22	202,943
300,000	Williams Partners LP	4.500	11/15/23	319,207
300,000	Williams Partners LP	4.300	03/04/24	316,385
500,000	Williams Partners LP	3.900	01/15/25	510,842
750,000	Williams Partners LP	4.000	09/15/25	766,854
500,000	Williams Partners LP	3.750	06/15/27	499,060
300,000	Williams Partners LP	5.800	11/15/43	338,850
300,000	Williams Partners LP	5.400	03/04/44	323,351
1,000,000	Williams Partners LP	4.900	01/15/45	1,014,079
200,000	Wisconsin Electric Power Co	5.625	05/15/33	242,211
200,000	Wisconsin Public Service Corp	4.752	11/01/44	229,193
100,000	Xcel Energy, Inc	4.700	05/15/20	105,652
300,000	Xcel Energy, Inc	2.400	03/15/21	301,494
300,000	Xcel Energy, Inc	2.600	03/15/22	301,796
100,000	Xcel Energy, Inc	3.350	12/01/26	101,255
	TOTAL UTILITIES			180,207,743

	TOTAL CORPORATE BONDS			2,212,584,367
	(Cost $2,152,426,922)

GOVERNMENT BONDS - 71.1%

AGENCY SECURITIES - 2.1%
9,250,000	Federal Farm Credit Bank (FFCB)	0.750	04/18/18	9,226,662
1,145,000	FFCB	3.500	12/20/23	1,227,804
2,745,000	Federal Home Loan Bank (FHLB)	5.000	11/17/17	2,758,242
2,000,000	FHLB	1.000	12/19/17	1,999,690
10,000,000	FHLB	1.625	06/14/19	10,015,520
16,000,000	FHLB	1.875	03/13/20	16,092,560
14,000,000	FHLB	1.125	07/14/21	13,671,994
24,500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.875	03/07/18	24,465,700
4,500,000	FHLMC	1.250	08/01/19	4,478,139
25,500,000	FHLMC	2.375	01/13/22	25,943,751
119

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,000,000		Federal National Mortgage Association (FNMA)	1.125%	07/20/18	$7,985,128
8,000,000		FNMA	1.625	11/27/18	8,009,864
2,550,000		FNMA	0.875	08/02/19	2,519,660
11,000,000	j	FNMA	0.000	10/09/19	10,603,702
1,500,000		FNMA	1.750	11/26/19	1,505,511
7,000,000		FNMA	1.500	11/30/20	6,951,623
2,310,000	i	FNMA	2.301	09/25/22	2,310,560
8,700,000		FNMA	2.625	09/06/24	8,895,907
5,000,000		FNMA	6.625	11/15/30	7,071,510
1,000,000		FNMA	5.625	07/15/37	1,381,407
815,000		Financing Corp	9.400	02/08/18	838,599
825,000		Financing Corp	9.800	04/06/18	861,406
815,000		Financing Corp	10.350	08/03/18	875,672
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,909,855
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	512,682
1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,364,169
1,000,000		Iraq Government AID Bond	2.149	01/18/22	1,003,082
800,000		Israel Government AID Bond	5.500	09/18/23	948,318
300,000		Israel Government AID Bond	5.500	04/26/24	359,464
375,000		Private Export Funding Corp (PEFCO)	1.450	08/15/19	373,861
550,000		PEFCO	2.250	03/15/20	556,986
200,000		PEFCO	2.300	09/15/20	202,877
400,000		PEFCO	2.050	11/15/22	399,700
200,000		PEFCO	3.250	06/15/25	210,084
175,000		Tunisia Government AID Bonds	1.416	08/05/21	170,585
250,000		Ukraine Government AID Bonds	1.844	05/16/19	251,456
500,000		Ukraine Government AID Bonds	1.847	05/29/20	500,357
		TOTAL AGENCY SECURITIES			178,454,087

FOREIGN GOVERNMENT BONDS - 3.9%
500,000		African Development Bank	0.750	11/03/17	499,691
900,000		African Development Bank	1.625	10/02/18	900,760
500,000		African Development Bank	1.000	11/02/18	497,048
500,000		African Development Bank	1.375	02/12/20	496,115
1,800,000		African Development Bank	1.875	03/16/20	1,805,867
500,000		African Development Bank	1.250	07/26/21	486,976
450,000		African Development Bank	2.375	09/23/21	456,941
400,000		Agricultural Bank of China	2.000	05/21/18	399,685
1,400,000		Agricultural Bank of China	2.750	05/21/20	1,405,125
1,500,000		Asian Development Bank	1.125	06/05/18	1,497,015
400,000		Asian Development Bank	0.875	10/05/18	397,432
500,000		Asian Development Bank	1.375	01/15/19	498,737
1,000,000		Asian Development Bank	1.875	04/12/19	1,004,306
500,000		Asian Development Bank	1.750	01/10/20	500,685
500,000		Asian Development Bank	1.500	01/22/20	497,845
3,000,000		Asian Development Bank	1.375	03/23/20	2,977,227
1,000,000		Asian Development Bank	1.625	08/26/20	995,485
500,000		Asian Development Bank	1.625	03/16/21	495,610
4,000,000		Asian Development Bank	1.750	06/08/21	3,977,840
1,000,000		Asian Development Bank	2.125	11/24/21	999,824
600,000		Asian Development Bank	1.875	02/18/22	596,055
500,000		Asian Development Bank	1.875	08/10/22	495,326
120

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Asian Development Bank	1.750%	09/13/22	$738,742
500,000	Asian Development Bank	2.000	01/22/25	488,854
1,500,000	Asian Development Bank	2.000	04/24/26	1,448,302
1,000,000	Asian Development Bank	2.625	01/12/27	1,013,548
500,000	Asian Development Bank	2.375	08/10/27	495,785
75,000	Asian Development Bank	5.820	06/16/28	93,955
1,000,000	Canada Government International Bond	1.625	02/27/19	1,001,645
300,000	Chile Government International Bond	2.250	10/30/22	299,100
1,209,000	Chile Government International Bond	3.125	01/21/26	1,239,225
48,000	Chile Government International Bond	3.625	10/30/42	47,521
756,000	Chile Government International Bond	3.860	06/21/47	771,120
450,000	Colombia Government International Bond	7.375	03/18/19	485,604
900,000	Colombia Government International Bond	4.375	07/12/21	960,300
600,000	Colombia Government International Bond	2.625	03/15/23	588,750
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,302,500
1,000,000	Colombia Government International Bond	3.875	04/25/27	1,016,000
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,470,000
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,285,700
2,800,000	Colombia Government International Bond	5.000	06/15/45	2,880,500
500,000	Corp Andina de Fomento	2.000	05/10/19	499,623
500,000	Corp Andina de Fomento	2.200	07/18/20	500,945
500,000	Corp Andina de Fomento	2.125	09/27/21	496,800
527,000	Corp Andina de Fomento	4.375	06/15/22	569,455
500,000	Council of Europe Development Bank	1.125	05/31/18	498,719
300,000	Council of Europe Development Bank	1.875	01/27/20	301,088
1,000,000	Council of Europe Development Bank	1.625	03/16/21	989,557
500,000	Council Of Europe Development Bank	1.500	05/17/19	499,123
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	499,381
3,600,000	European Bank for Reconstruction & Development	1.750	11/26/19	3,600,853
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,292,229
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	732,556
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	496,282
5,000,000	European Investment Bank	1.000	06/15/18	4,983,399
2,000,000	European Investment Bank	1.125	08/15/18	1,994,459
1,000,000	European Investment Bank	1.875	03/15/19	1,003,892
5,000,000	European Investment Bank	1.250	05/15/19	4,971,035
1,500,000	European Investment Bank	1.375	06/15/20	1,484,483
1,000,000	European Investment Bank	1.625	08/14/20	995,309
1,000,000	European Investment Bank	2.875	09/15/20	1,029,904
500,000	European Investment Bank	1.625	12/15/20	496,572
1,750,000	European Investment Bank	2.000	03/15/21	1,756,122
500,000	European Investment Bank	2.500	04/15/21	509,769
1,000,000	European Investment Bank	1.625	06/15/21	989,253
2,500,000	European Investment Bank	2.125	10/15/21	2,512,624
1,000,000	European Investment Bank	2.375	06/15/22	1,013,647
500,000	European Investment Bank	2.250	08/15/22	503,392
6,750,000	European Investment Bank	3.250	01/29/24	7,127,649
1,500,000	European Investment Bank	2.500	10/15/24	1,520,681
400,000	European Investment Bank	2.375	05/24/27	396,277
1,705,000	European Investment Bank	4.875	02/15/36	2,200,279
1,300,000	Export Development Canada	0.750	12/15/17	1,298,508
500,000	Export Development Canada	1.000	06/15/18	498,355
125,000	Export Development Canada	1.250	12/10/18	124,328
121

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Export Development Canada	1.250%	02/04/19	$497,817
500,000	Export Development Canada	1.750	08/19/19	500,967
500,000	Export Development Canada	1.625	01/17/20	499,217
200,000	Export Development Canada	1.625	06/01/20	199,346
500,000	Export Development Canada	1.750	07/21/20	500,088
300,000	Export Development Canada	1.500	05/26/21	295,548
500,000	Export Development Canada	1.375	10/21/21	487,839
500,000	Export Development Canada	2.000	05/17/22	498,181
200,000	Export-Import Bank of Korea	1.750	02/27/18	199,775
400,000	Export-Import Bank of Korea	2.875	09/17/18	402,644
500,000	Export-Import Bank of Korea	1.750	05/26/19	495,728
300,000	Export-Import Bank of Korea	1.500	10/21/19	295,129
775,000	Export-Import Bank of Korea	5.125	06/29/20	827,287
200,000	Export-Import Bank of Korea	2.125	02/11/21	196,154
250,000	Export-Import Bank of Korea	2.500	05/10/21	247,727
300,000	Export-Import Bank of Korea	1.875	10/21/21	289,456
300,000	Export-Import Bank of Korea	5.000	04/11/22	327,278
500,000	Export-Import Bank of Korea	4.000	01/14/24	526,572
750,000	Export-Import Bank of Korea	2.875	01/21/25	732,897
250,000	Export-Import Bank of Korea	3.250	11/10/25	250,056
500,000	Export-Import Bank of Korea	2.625	05/26/26	476,406
500,000	Export-Import Bank of Korea	3.250	08/12/26	499,397
300,000	Export-Import Bank of Korea	2.375	04/21/27	277,882
100,000	Finland Government International Bond	6.950	02/15/26	127,189
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,748,570
1,000,000	FMS Wertmanagement AoeR	1.250	07/30/18	997,612
450,000	FMS Wertmanagement AoeR	1.000	08/16/19	444,409
750,000	FMS Wertmanagement AoeR	1.750	01/24/20	750,549
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	489,990
1,000,000	FMS Wertmanagement AoeR	2.000	08/01/22	995,246
2,250,000	Hungary Government International Bond	4.000	03/25/19	2,318,632
2,500,000	Hungary Government International Bond	5.375	02/21/23	2,820,320
750,000	Hungary Government International Bond	7.625	03/29/41	1,161,349
270,000	Hydro Quebec	9.400	02/01/21	326,331
200,000	Hydro Quebec	8.500	12/01/29	291,464
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,008,868
2,000,000	Inter-American Development Bank	1.125	08/28/18	1,994,722
750,000	Inter-American Development Bank	1.500	09/25/18	750,305
500,000	Inter-American Development Bank	1.000	05/13/19	494,729
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,151,824
3,000,000	Inter-American Development Bank	1.750	10/15/19	3,005,175
3,350,000	Inter-American Development Bank	1.375	07/15/20	3,309,706
500,000	Inter-American Development Bank	2.125	01/18/22	502,279
500,000	Inter-American Development Bank	2.125	01/15/25	493,010
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,447,092
1,000,000	Inter-American Development Bank	2.375	07/07/27	989,443
1,450,000	Inter-American Development Bank	3.200	08/07/42	1,438,557
300,000	Inter-American Development Bank	4.375	01/24/44	359,338
1,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	996,168
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,507,222
5,750,000	International Bank for Reconstruction & Development	1.250	07/26/19	5,712,228
3,500,000	International Bank for Reconstruction & Development	1.875	10/07/19	3,514,749
122

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	International Bank for Reconstruction & Development	1.875%	04/21/20	$2,007,138
1,000,000	International Bank for Reconstruction & Development	1.125	08/10/20	982,606
1,800,000	International Bank for Reconstruction & Development	1.625	09/04/20	1,792,546
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,721,196
5,000,000	International Bank for Reconstruction & Development	1.375	05/24/21	4,908,820
1,500,000	International Bank for Reconstruction & Development	2.000	01/26/22	1,498,207
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	507,429
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	495,530
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,610,224
1,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	1,500,399
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,044,345
2,000,000	International Finance Corp	1.750	09/04/18	2,004,130
175,000	International Finance Corp	1.250	11/27/18	174,411
1,000,000	International Finance Corp	1.750	09/16/19	1,002,234
1,000,000	International Finance Corp	1.750	03/30/20	1,000,871
2,750,000	International Finance Corp	1.625	07/16/20	2,741,123
400,000	Israel Government International Bond	5.125	03/26/19	419,485
705,000	Israel Government International Bond	4.000	06/30/22	756,873
300,000	Israel Government International Bond	3.150	06/30/23	310,561
1,000,000	Israel Government International Bond	2.875	03/16/26	1,008,228
500,000	Israel Government International Bond	4.500	01/30/43	542,328
1,374,000	Italian Republic	5.375	06/15/33	1,579,132
500,000	Italy Government International Bond	6.875	09/27/23	590,308
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,049,687
1,000,000	Japan Bank for International Cooperation	2.250	02/24/20	1,004,635
300,000	Japan Bank for International Cooperation	2.125	06/01/20	300,182
1,350,000	Japan Bank for International Cooperation	2.125	07/21/20	1,353,462
250,000	Japan Bank for International Cooperation	1.875	04/20/21	247,077
750,000	Japan Bank for International Cooperation	1.500	07/21/21	730,103
500,000	Japan Bank for International Cooperation	2.500	06/01/22	504,617
1,250,000	Japan Bank for International Cooperation	2.375	07/21/22	1,254,601
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,101,132
500,000	Japan Bank for International Cooperation	2.125	02/10/25	483,308
750,000	Japan Bank for International Cooperation	2.750	01/21/26	753,673
400,000	Japan Bank for International Cooperation	2.375	04/20/26	389,130
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,398,651
1,000,000	Japan Bank for International Cooperation	2.875	06/01/27	1,008,681
750,000	Japan Bank for International Cooperation	2.875	07/21/27	756,647
350,000	Japan International Cooperation Agency	2.125	10/20/26	331,872
1,000,000	KFW	0.875	12/15/17	999,099
2,000,000	KFW	1.000	06/11/18	1,993,734
1,105,000	KFW	4.500	07/16/18	1,130,660
2,000,000	KFW	1.125	08/06/18	1,994,120
300,000	KFW	1.500	02/06/19	299,635
2,000,000	KFW	1.000	07/15/19	1,977,697
500,000	KFW	1.750	10/15/19	500,838
7,525,000	KFW	4.000	01/27/20	7,912,312
3,650,000	KFW	1.750	03/31/20	3,651,784
6,750,000	KFW	1.875	06/30/20	6,769,103
1,000,000	KFW	2.750	10/01/20	1,027,546
1,500,000	KFW	1.875	11/30/20	1,501,281
1,500,000	KFW	1.500	06/15/21	1,478,168
1,600,000	KFW	2.625	01/25/22	1,639,171
123

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,750,000	KFW	2.000%	10/04/22	$2,735,303
2,000,000	KFW	2.500	11/20/24	2,019,599
7,000,000	KFW	2.000	05/02/25	6,821,582
300,000	Korea Development Bank	1.500	01/22/18	299,513
400,000	Korea Development Bank	3.000	03/17/19	404,085
500,000	Korea Development Bank	2.500	03/11/20	499,232
300,000	Korea Development Bank	2.500	01/13/21	298,194
500,000	Korea Development Bank	2.625	02/27/22	496,159
200,000	Korea Development Bank	3.000	09/14/22	201,549
500,000	Korea Development Bank	2.750	03/19/23	496,325
500,000	Korea Development Bank	3.750	01/22/24	518,963
200,000	Korea Development Bank	3.375	09/16/25	202,404
400,000	Korea Development Bank	3.000	01/13/26	392,799
500,000	Korea International Bond	2.750	01/19/27	484,840
1,500,000	Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,501,184
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	1,003,473
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	1,002,044
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	501,164
2,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	1,988,494
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	487,459
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	748,616
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	940,876
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,047,000
1,500,000	Mexico Government International Bond	4.125	01/21/26	1,580,250
8,910,000	Mexico Government International Bond	4.150	03/28/27	9,364,856
461,000	Mexico Government International Bond	6.750	09/27/34	604,371
730,000	Mexico Government International Bond	6.050	01/11/40	876,000
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,518,957
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,928,861
505,000	Mexico Government International Bond	4.600	01/23/46	510,050
500,000	Mexico Government International Bond	4.350	01/15/47	486,250
950,000	Mexico Government International Bond	5.750	10/12/10	1,018,400
2,500,000	Nordic Investment Bank	2.250	09/30/21	2,525,878
2,300,000	North American Development Bank	2.400	10/26/22	2,291,952
250,000	Panama Government International Bond	4.000	09/22/24	266,875
1,000,000	Panama Government International Bond	3.750	03/16/25	1,045,000
300,000	Panama Government International Bond	7.125	01/29/26	387,450
1,000,000	Panama Government International Bond	3.875	03/17/28	1,047,500
692,000	Panama Government International Bond	6.700	01/26/36	915,170
750,000	Panama Government International Bond	4.500	05/15/47	791,250
700,000	Panama Government International Bond	4.300	04/29/53	716,450
520,000	Peruvian Government International Bond	7.125	03/30/19	563,160
925,000	Peruvian Government International Bond	7.350	07/21/25	1,214,525
1,100,000	Peruvian Government International Bond	4.125	08/25/27	1,210,000
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,479,500
700,000	Peruvian Government International Bond	5.625	11/18/50	883,750
225,000	Philippine Government International Bond	4.200	01/21/24	246,690
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,237,542
300,000	Philippine Government International Bond	3.700	03/01/41	300,136
3,793,000	Philippine Government International Bond	3.700	02/02/42	3,797,184
2,285,000	Poland Government International Bond	6.375	07/15/19	2,467,683
67,000	Poland Government International Bond	5.125	04/21/21	73,439
124

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$390,000	Poland Government International Bond	5.000%	03/23/22	$430,906
990,000	Poland Government International Bond	3.000	03/17/23	1,012,755
1,000,000	Poland Government International Bond	4.000	01/22/24	1,075,669
1,000,000	Poland Government International Bond	3.250	04/06/26	1,025,285
500,000	Province of Alberta Canada	1.900	12/06/19	499,883
1,000,000	Province of Alberta Canada	2.200	07/26/22	994,863
200,000	Province of British Columbia Canada	2.650	09/22/21	204,533
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,780,402
500,000	Province of Manitoba Canada	1.125	06/01/18	498,724
500,000	Province of Manitoba Canada	1.750	05/30/19	500,002
500,000	Province of Manitoba Canada	2.050	11/30/20	500,584
300,000	Province of Manitoba Canada	3.050	05/14/24	309,230
500,000	Province of Manitoba Canada	2.125	06/22/26	474,362
200,000	Province of New Brunswick Canada	2.750	06/15/18	201,641
200,000	Province of Nova Scotia Canada	8.250	07/30/22	248,313
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,003,763
300,000	Province of Ontario Canada	1.250	06/17/19	297,392
1,000,000	Province of Ontario Canada	1.650	09/27/19	996,557
4,530,000	Province of Ontario Canada	4.400	04/14/20	4,805,062
1,000,000	Province of Ontario Canada	2.400	02/08/22	1,007,966
800,000	Province of Ontario Canada	2.450	06/29/22	806,654
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,560,541
1,000,000	Province of Ontario Canada	2.500	04/27/26	983,885
1,420,000	Province of Quebec Canada	3.500	07/29/20	1,480,400
1,100,000	Province of Quebec Canada	2.625	02/13/23	1,115,423
200,000	Province of Quebec Canada	7.125	02/09/24	249,903
500,000	Province of Quebec Canada	2.875	10/16/24	513,358
2,500,000	Province of Quebec Canada	2.500	04/20/26	2,475,275
500,000	Province of Quebec Canada	2.750	04/12/27	499,167
201,000	Province of Quebec Canada	7.500	09/15/29	286,436
100,000	Province of Saskatchewan Canada	8.500	07/15/22	126,286
700,000	Republic of Korea	7.125	04/16/19	752,780
500,000	Republic of Korea	3.875	09/11/23	530,805
400,000	Republic of Korea	4.125	06/10/44	460,065
200,000	Republic of the Philippines	6.500	01/20/20	220,545
425,000	Svensk Exportkredit AB	1.125	04/05/18	424,210
500,000	Svensk Exportkredit AB	1.250	04/12/19	496,711
500,000	Svensk Exportkredit AB	1.875	06/17/19	501,430
500,000	Svensk Exportkredit AB	1.750	05/18/20	498,458
200,000	Svensk Exportkredit AB	1.875	06/23/20	200,261
2,300,000	Svensk Exportkredit AB	1.750	08/28/20	2,290,332
500,000	Svensk Exportkredit AB	1.750	03/10/21	496,415
500,000	Svensk Exportkredit AB	2.375	03/09/22	504,827
200,343	Uruguay Government International Bond	4.500	08/14/24	219,376
1,700,000	Uruguay Government International Bond	4.375	10/27/27	1,830,050
500,000	Uruguay Government International Bond	4.125	11/20/45	484,250
1,313,907	Uruguay Government International Bond	5.100	06/18/50	1,385,515
	TOTAL FOREIGN GOVERNMENT BONDS			328,007,727

MORTGAGE BACKED - 28.1%
28,608	Federal Home Loan Mortgage Corp (FHLMC)	3.041	04/01/35	30,126
5,365	FHLMC	2.749	10/01/35	5,657
92,275	FHLMC	2.923	02/01/36	97,516
125

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$32,182	i	FHLMC	LIBOR 12 M + 1.800%	3.577%	07/01/36	$33,856
68,183		FHLMC		2.884	09/01/36	71,943
85,969	i	FHLMC	LIBOR 6 M + 1.819%	3.304	09/01/36	89,927
91,994	i	FHLMC	LIBOR 6 M + 1.847%	3.240	09/01/36	96,072
18,877	i	FHLMC		2.941	01/01/37	19,878
4,804		FHLMC		2.936	02/01/37	5,062
6,634	i	FHLMC	LIBOR 12 M + 1.765%	3.447	02/01/37	6,939
200,820		FHLMC		3.497	03/01/37	211,613
113,196		FHLMC		2.987	04/01/37	119,806
119,959	i	FHLMC	LIBOR 12 M + 1.677%	3.392	04/01/37	125,821
15,145	i	FHLMC	LIBOR 12 M + 1.325%	3.075	05/01/37	15,441
24,765	i	FHLMC	LIBOR 12 M + 2.111%	3.815	05/01/37	26,306
115,222		FHLMC		3.222	06/01/37	121,733
20,870	i	FHLMC	LIBOR 12 M + 1.750%	3.571	06/01/37	21,933
126,001	i	FHLMC		3.036	08/01/37	129,638
99,988	i	FHLMC		2.530	09/01/37	101,511
140,293	i	FHLMC		2.735	09/01/37	143,783
265	i	FHLMC		3.745	09/01/37	268
10,405	i	FHLMC	LIBOR 12 M + 2.058%	3.808	02/01/38	11,075
45,887	i	FHLMC	LIBOR 12 M + 1.756%	3.506	04/01/38	47,665
109,307	i	FHLMC	LIBOR 12 M + 2.055%	3.805	04/01/38	115,983
27,573	i	FHLMC	LIBOR 12 M + 2.004%	3.790	06/01/38	29,155
11,219	i	FHLMC	LIBOR 12 M + 1.625%	3.375	07/01/38	11,709
35,386		FHLMC		5.000	10/01/39	38,814
15,691	i	FHLMC	LIBOR 12 M + 1.861%	3.668	06/01/40	16,530
87,963	i	FHLMC	LIBOR 12 M + 1.880%	3.630	07/01/40	91,828
131,407		FHLMC		2.942	01/01/41	137,503
17,381	i	FHLMC	LIBOR 12 M + 1.880%	3.714	05/01/41	18,210
356,542	i	FHLMC		3.449	08/01/41	374,399
230,311	i	FHLMC		3.311	09/01/41	240,293
52,058		FHLMC		3.109	10/01/41	54,527
309		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	12/01/17	317
130		FGLMC		5.500	12/01/17	130
977		FGLMC		5.000	03/01/18	1,001
3,750		FGLMC		5.000	04/01/18	3,845
3,587		FGLMC		4.500	06/01/18	3,667
16,874		FGLMC		4.500	09/01/18	17,253
13,149		FGLMC		4.000	11/01/18	13,582
31,638		FGLMC		4.500	01/01/19	32,347
3,439		FGLMC		4.000	05/01/19	3,553
24,698		FGLMC		4.500	05/01/19	25,252
56,197		FGLMC		4.500	06/01/19	57,457
28,879		FGLMC		4.000	10/01/19	29,830
9,607		FGLMC		5.500	11/01/19	9,871
118,286		FGLMC		4.500	12/01/19	120,938
13,155		FGLMC		4.500	01/01/20	13,515
119,166		FGLMC		4.500	02/01/20	121,838
6,243		FGLMC		4.500	02/01/20	6,420
24,466		FGLMC		5.000	05/01/20	25,084
65,733		FGLMC		5.000	05/01/20	67,391
5,891		FGLMC		4.500	07/01/20	6,023
48,997		FGLMC		5.000	07/01/20	50,265
126

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,566	FGLMC	7.000%	10/01/20	$1,620
5,794	FGLMC	5.000	12/01/20	5,948
203,198	FGLMC	4.000	05/01/21	209,893
80,030	FGLMC	4.500	06/01/21	82,446
138,747	FGLMC	4.500	06/01/21	142,109
71,451	FGLMC	5.000	07/01/21	73,970
11,228	FGLMC	5.500	07/01/21	11,729
1,451,456	FGLMC	3.000	12/01/21	1,492,403
8,409	FGLMC	5.000	10/01/22	8,905
6,579	FGLMC	6.000	11/01/22	6,974
62,945	FGLMC	5.000	04/01/23	67,289
4,126	FGLMC	4.500	05/01/23	4,370
56,244	FGLMC	5.000	05/01/23	61,064
14,555	FGLMC	5.000	10/01/23	15,554
9,190	FGLMC	5.500	10/01/23	10,118
12,818	FGLMC	5.000	11/01/23	13,917
25,921	FGLMC	5.000	03/01/24	28,143
6,062	FGLMC	4.500	04/01/24	6,440
2,681	FGLMC	4.500	05/01/24	2,848
19,404	FGLMC	4.500	06/01/24	20,584
174,231	FGLMC	4.000	07/01/24	182,426
77,570	FGLMC	4.000	07/01/24	81,190
27,413	FGLMC	5.500	07/01/24	29,113
172,070	FGLMC	4.000	08/01/24	180,084
26,469	FGLMC	4.500	09/01/24	28,128
12,450	FGLMC	4.500	09/01/24	13,223
6,695	FGLMC	4.500	09/01/24	7,103
7,401	FGLMC	5.500	09/01/24	8,148
210,356	FGLMC	4.000	10/01/24	220,261
6,535	FGLMC	4.500	10/01/24	6,933
27,391	FGLMC	4.500	10/01/24	29,345
4,860	FGLMC	4.500	11/01/24	5,168
19,816	FGLMC	4.500	12/01/24	21,082
15,176	FGLMC	4.500	02/01/25	16,145
288,917	FGLMC	4.000	03/01/25	302,556
8,222	FGLMC	4.500	06/01/25	8,741
13,728	FGLMC	4.500	07/01/25	14,586
294,300	FGLMC	3.500	10/01/25	307,571
162,248	FGLMC	4.000	10/01/25	169,852
559,638	FGLMC	3.500	11/01/25	584,875
346,921	FGLMC	3.500	11/01/25	362,565
159,148	FGLMC	3.500	12/01/25	166,325
86,005	FGLMC	3.000	01/01/26	88,432
1,170,100	FGLMC	3.500	01/01/26	1,222,866
95,988	FGLMC	4.000	04/01/26	100,522
198,951	FGLMC	4.000	05/01/26	208,372
47,382	FGLMC	5.500	07/01/26	52,167
637,954	FGLMC	4.000	08/01/26	668,025
4,410	FGLMC	6.000	08/01/26	4,961
197,987	FGLMC	3.000	09/01/26	203,572
534,950	FGLMC	3.000	10/01/26	550,042
711,936	FGLMC	3.500	10/01/26	744,042
21,652	FGLMC	5.000	10/01/26	23,508
127

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$5,697	FGLMC	5.500%	10/01/26	$6,272
3,087,137	FGLMC	3.000	02/01/27	3,174,230
1,825,932	FGLMC	2.500	05/01/27	1,851,549
1,887,738	FGLMC	2.500	11/01/27	1,913,743
78,761	FGLMC	6.000	12/01/27	88,600
1,541,052	FGLMC	2.500	01/01/28	1,561,972
3,919,546	FGLMC	2.500	03/01/28	3,972,556
98,375	FGLMC	5.000	03/01/28	106,809
2,123,651	FGLMC	2.500	05/01/28	2,152,334
10,277	FGLMC	5.500	05/01/28	11,315
5,886,257	FGLMC	2.500	07/01/28	5,965,776
5,284,461	FGLMC	2.500	07/01/28	5,355,828
1,424,193	FGLMC	3.000	10/01/28	1,464,372
82	FGLMC	6.500	10/01/28	90
75,775	FGLMC	5.500	01/01/29	83,433
2,719	FGLMC	6.500	01/01/29	3,013
12,911	FGLMC	4.000	02/01/29	13,657
2,837,858	FGLMC	3.500	03/01/29	2,969,555
757	FGLMC	6.500	03/01/29	847
5,469,570	FGLMC	3.000	07/01/29	5,623,874
12,523	FGLMC	6.500	07/01/29	13,880
21,671	FGLMC	5.000	12/01/29	23,587
14,158,254	FGLMC	2.500	05/01/30	14,266,449
33,566	FGLMC	4.000	08/01/30	35,577
217,221	FGLMC	4.500	01/01/31	233,605
516	FGLMC	8.000	01/01/31	580
243,945	FGLMC	4.000	03/01/31	259,400
29,907	FGLMC	4.000	05/01/31	31,805
217,227	FGLMC	4.500	05/01/31	233,584
103,385	FGLMC	4.000	06/01/31	109,946
282,914	FGLMC	4.000	08/01/31	300,831
285,443	FGLMC	4.000	09/01/31	303,561
4,311	FGLMC	6.500	09/01/31	4,995
14,375	FGLMC	8.000	09/01/31	16,307
140,745	FGLMC	3.500	11/01/31	147,066
18,813,098	FGLMC	2.500	12/01/31	18,956,865
60,705	FGLMC	7.000	12/01/31	67,969
18,898	FGLMC	6.500	01/01/32	21,330
44,784	FGLMC	6.000	02/01/32	51,079
2,240,827	FGLMC	3.000	03/01/32	2,286,999
19,817	FGLMC	7.000	04/01/32	22,943
17,141	FGLMC	6.500	05/01/32	19,160
1,604,479	FGLMC	3.500	09/01/32	1,676,806
12,808	FGLMC	5.500	11/01/32	14,315
16,492	FGLMC	6.000	02/01/33	18,817
64,098	FGLMC	5.000	03/01/33	70,304
28,242	FGLMC	6.000	03/01/33	31,769
5,863	FGLMC	6.000	03/01/33	6,595
33,354	FGLMC	6.000	03/01/33	37,520
41,775	FGLMC	5.000	04/01/33	45,628
7,323	FGLMC	6.000	04/01/33	8,353
436,274	FGLMC	5.000	06/01/33	478,588
128

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$139,644	FGLMC	5.500%	06/01/33	$156,303
2,892,306	FGLMC	3.500	07/01/33	3,022,644
58,887	FGLMC	4.500	07/01/33	63,532
5,088	FGLMC	5.000	08/01/33	5,564
19,936	FGLMC	6.500	08/01/33	22,910
189,633	FGLMC	5.000	09/01/33	210,562
82,769	FGLMC	5.500	09/01/33	93,276
98,735	FGLMC	5.500	09/01/33	112,366
25,649	FGLMC	5.500	09/01/33	28,625
78,372	FGLMC	5.500	09/01/33	88,078
36,604	FGLMC	4.000	10/01/33	38,671
9,480	FGLMC	5.000	10/01/33	10,345
128,165	FGLMC	5.500	10/01/33	144,476
104,625	FGLMC	5.500	12/01/33	117,011
33,043	FGLMC	5.500	12/01/33	36,935
401,249	FGLMC	7.000	12/01/33	464,230
313,349	FGLMC	5.000	01/01/34	343,894
7,185	FGLMC	5.500	02/01/34	8,048
40,615	FGLMC	5.000	03/01/34	44,400
43,122	FGLMC	5.500	03/01/34	48,278
107,859	FGLMC	5.000	05/01/34	117,713
48,212	FGLMC	4.500	06/01/34	51,885
79,825	FGLMC	5.000	06/01/34	87,279
29,651	FGLMC	5.500	06/01/34	33,075
19,206	FGLMC	6.000	06/01/34	21,914
68,507	FGLMC	6.000	09/01/34	77,727
5,962,747	FGLMC	3.500	10/01/34	6,219,838
9,670	FGLMC	5.000	11/01/34	10,609
380,757	FGLMC	5.500	11/01/34	425,956
301,613	FGLMC	5.000	12/01/34	329,683
59,170	FGLMC	5.500	12/01/34	66,251
24,872	FGLMC	5.500	12/01/34	27,662
5,365	FGLMC	5.500	01/01/35	6,010
2,782	FGLMC	5.500	01/01/35	3,115
32,717	FGLMC	5.500	01/01/35	36,617
132,196	FGLMC	4.500	04/01/35	142,264
18,148	FGLMC	6.000	05/01/35	20,613
163,292	FGLMC	6.000	05/01/35	186,484
125,822	FGLMC	7.000	05/01/35	143,989
27,053	FGLMC	5.500	06/01/35	30,289
17,644	FGLMC	5.500	06/01/35	19,770
6,664	FGLMC	5.000	07/01/35	7,268
498,543	FGLMC	5.000	07/01/35	546,864
36,669	FGLMC	6.000	07/01/35	41,250
678,243	FGLMC	5.000	08/01/35	743,946
15,807	FGLMC	5.500	08/01/35	17,403
92,263	FGLMC	6.000	08/01/35	103,787
9,664	FGLMC	4.500	09/01/35	10,399
100,871	FGLMC	5.000	10/01/35	111,304
61,304	FGLMC	5.000	10/01/35	67,027
21,433	FGLMC	5.000	10/01/35	23,407
343,929	FGLMC	5.500	10/01/35	380,215
67,552	FGLMC	5.000	12/01/35	73,669
129

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$10,564	FGLMC	5.000%	12/01/35	$11,582
37,643	FGLMC	6.000	01/01/36	42,448
21,676	FGLMC	5.000	02/01/36	23,777
8,703	FGLMC	5.000	02/01/36	9,544
10,690	FGLMC	6.000	02/01/36	12,143
133,859	FGLMC	5.500	04/01/36	149,895
20,101	FGLMC	5.500	05/01/36	22,500
633	FGLMC	6.500	05/01/36	702
400,686	FGLMC	6.000	06/01/36	454,588
95,020	FGLMC	5.000	07/01/36	104,180
127,304	FGLMC	6.000	07/01/36	144,634
16,328	FGLMC	6.000	08/01/36	18,532
7,301	FGLMC	6.000	09/01/36	8,213
429,915	FGLMC	5.500	10/01/36	479,735
258,860	FGLMC	5.500	10/01/36	287,744
55,609	FGLMC	6.500	10/01/36	61,637
17,393	FGLMC	5.500	11/01/36	19,372
40,798	FGLMC	6.000	11/01/36	46,267
198,601	FGLMC	6.000	12/01/36	225,301
325,707	FGLMC	5.500	03/01/37	363,211
140,394	FGLMC	6.000	03/01/37	159,327
14,510	FGLMC	6.500	03/01/37	16,176
125,419	FGLMC	5.500	04/01/37	139,700
15,852	FGLMC	5.000	05/01/37	17,374
18,669	FGLMC	5.000	06/01/37	20,416
57,858	FGLMC	5.500	06/01/37	64,399
19,651,445	FGLMC	3.000	07/01/37	20,014,694
232,442	FGLMC	6.000	07/01/37	263,703
86,339	FGLMC	6.000	08/01/37	98,554
37,331	FGLMC	6.000	09/01/37	42,239
327,039	FGLMC	5.500	10/01/37	360,993
12,626	FGLMC	6.000	11/01/37	14,274
94,448	FGLMC	6.500	11/01/37	104,685
43,943	FGLMC	6.000	01/01/38	49,773
18,314	FGLMC	6.000	02/01/38	20,620
149,379	FGLMC	6.000	02/01/38	169,316
219,175	FGLMC	5.000	03/01/38	240,500
616,648	FGLMC	5.000	03/01/38	676,148
24,869	FGLMC	5.000	04/01/38	27,560
257,594	FGLMC	5.000	04/01/38	284,358
318,649	FGLMC	5.500	04/01/38	356,326
65,329	FGLMC	5.500	05/01/38	72,699
7,552	FGLMC	5.500	06/01/38	8,403
21,339	FGLMC	6.000	07/01/38	24,121
36,346	FGLMC	5.500	08/01/38	40,729
248,981	FGLMC	5.500	08/01/38	277,294
30,958	FGLMC	5.000	09/01/38	33,937
408,351	FGLMC	5.500	09/01/38	454,806
133,134	FGLMC	5.500	09/01/38	148,433
7,596	FGLMC	5.500	10/01/38	8,448
157,978	FGLMC	6.000	11/01/38	178,041
1,140,178	FGLMC	5.500	01/01/39	1,270,614
130

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$910,970	FGLMC	4.500%	02/01/39	$979,408
437,085	FGLMC	5.000	02/01/39	479,138
30,277	FGLMC	5.500	02/01/39	33,615
3,654	FGLMC	4.500	03/01/39	3,924
171,604	FGLMC	5.000	03/01/39	189,521
23,719	FGLMC	6.000	03/01/39	26,756
30,249	FGLMC	4.500	04/01/39	32,803
1,145,994	FGLMC	4.500	04/01/39	1,253,204
306,010	FGLMC	4.000	05/01/39	322,846
8,453	FGLMC	4.500	05/01/39	9,091
177,223	FGLMC	4.500	05/01/39	190,563
3,864,181	FGLMC	4.500	05/01/39	4,179,760
441,786	FGLMC	4.500	05/01/39	474,383
169,855	FGLMC	5.000	05/01/39	186,167
381,244	FGLMC	4.000	06/01/39	402,148
1,979,709	FGLMC	4.500	06/01/39	2,129,125
63,430	FGLMC	4.500	06/01/39	68,208
23,992	FGLMC	5.000	06/01/39	26,506
11,823	FGLMC	5.500	06/01/39	13,145
599,111	FGLMC	4.000	07/01/39	632,224
256,148	FGLMC	4.500	07/01/39	275,523
46,294	FGLMC	4.500	07/01/39	49,788
21,331	FGLMC	4.500	07/01/39	22,945
156,062	FGLMC	5.000	07/01/39	171,265
225,183	FGLMC	5.500	07/01/39	250,941
22,066	FGLMC	4.500	08/01/39	23,785
51,418	FGLMC	5.000	08/01/39	56,404
209,635	FGLMC	4.000	09/01/39	220,733
1,159,857	FGLMC	5.000	09/01/39	1,271,591
434,920	FGLMC	5.000	09/01/39	480,938
6,711	FGLMC	5.500	09/01/39	7,434
464,760	FGLMC	6.500	09/01/39	518,404
93,003	FGLMC	4.500	10/01/39	101,369
69,862	FGLMC	4.500	10/01/39	75,751
171,772	FGLMC	4.500	10/01/39	184,743
30,829	FGLMC	4.000	11/01/39	32,582
117,533	FGLMC	4.500	11/01/39	126,454
42,746	FGLMC	5.000	11/01/39	46,901
10,941	FGLMC	5.000	11/01/39	11,880
120,328	FGLMC	4.500	12/01/39	130,708
220,029	FGLMC	4.500	12/01/39	236,607
103,911	FGLMC	4.500	12/01/39	111,784
373,054	FGLMC	4.500	12/01/39	405,311
171,180	FGLMC	5.500	12/01/39	190,678
222,185	FGLMC	4.500	01/01/40	239,046
21,829	FGLMC	5.000	01/01/40	24,136
35,001	FGLMC	5.500	01/01/40	38,710
70,865	FGLMC	5.500	03/01/40	78,965
1,145,327	FGLMC	4.000	04/01/40	1,210,346
45,213	FGLMC	4.500	04/01/40	49,120
169,900	FGLMC	4.500	04/01/40	182,805
126,323	FGLMC	5.000	04/01/40	138,623
267,693	FGLMC	5.000	04/01/40	293,439
131

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$943,643	FGLMC	6.000%	04/01/40	$1,066,641
2,846,220	FGLMC	4.500	05/01/40	3,059,753
1,565,758	FGLMC	5.000	05/01/40	1,728,622
6,622	FGLMC	4.500	06/01/40	7,124
673,549	FGLMC	5.500	06/01/40	746,954
1,324,208	FGLMC	4.500	07/01/40	1,424,760
26,215	FGLMC	4.500	08/01/40	28,254
295,992	FGLMC	5.000	08/01/40	324,209
669,593	FGLMC	5.000	08/01/40	731,736
73,623	FGLMC	5.000	08/01/40	80,679
3,742,112	FGLMC	5.500	08/01/40	4,164,418
389,386	FGLMC	4.000	09/01/40	411,428
4,296,686	FGLMC	4.000	11/01/40	4,562,603
2,561,551	FGLMC	4.000	12/01/40	2,720,137
548,185	FGLMC	3.500	01/01/41	568,047
742,721	FGLMC	3.500	01/01/41	769,629
423,221	FGLMC	4.000	01/01/41	447,258
452,168	FGLMC	3.500	02/01/41	468,551
1,724,118	FGLMC	4.000	02/01/41	1,821,953
610,017	FGLMC	4.000	02/01/41	644,660
2,490,314	FGLMC	4.000	04/01/41	2,631,572
471,123	FGLMC	4.500	04/01/41	506,859
104,045	FGLMC	5.000	04/01/41	113,541
483,666	FGLMC	4.500	05/01/41	520,403
541,216	FGLMC	4.500	06/01/41	582,325
1,479,924	FGLMC	3.500	10/01/41	1,533,543
1,107,760	FGLMC	5.000	10/01/41	1,209,552
1,861,926	FGLMC	3.500	11/01/41	1,929,393
713,987	FGLMC	4.500	12/01/41	768,184
6,244,753	FGLMC	3.500	01/01/42	6,471,078
1,851,751	FGLMC	3.500	02/01/42	1,918,904
2,264,345	FGLMC	3.500	04/01/42	2,346,535
3,940,547	FGLMC	4.000	05/01/42	4,184,700
12,786,477	FGLMC	4.500	05/01/42	13,754,901
2,867,792	FGLMC	3.500	07/01/42	2,971,793
766,715	FGLMC	3.000	08/01/42	773,291
4,630,151	FGLMC	3.000	10/01/42	4,671,288
3,067,380	FGLMC	3.000	10/01/42	3,094,123
1,329,622	FGLMC	3.500	12/01/42	1,377,862
4,071,215	FGLMC	2.500	01/01/43	3,943,007
8,770,634	FGLMC	3.000	01/01/43	8,849,488
13,275,247	FGLMC	3.000	04/01/43	13,396,590
4,452,662	FGLMC	3.500	05/01/43	4,614,283
5,256,948	FGLMC	3.000	08/01/43	5,296,622
3,454,090	FGLMC	3.000	08/01/43	3,480,158
4,662,671	FGLMC	3.500	08/01/43	4,831,823
2,069,499	FGLMC	4.500	10/01/43	2,221,541
2,903,665	FGLMC	4.000	11/01/43	3,060,936
5,175,868	FGLMC	3.500	02/01/44	5,363,314
4,252,506	FGLMC	4.000	02/01/44	4,479,123
2,058,475	FGLMC	4.000	04/01/44	2,167,906
2,611,713	FGLMC	4.500	05/01/44	2,799,163
132

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$4,669,737	FGLMC	4.000%	06/01/44	$4,917,496
7,095,921	FGLMC	4.000	08/01/44	7,471,575
5,481,473	FGLMC	3.500	09/01/44	5,664,779
6,688,990	FGLMC	3.500	11/01/44	6,904,862
9,400,562	FGLMC	3.500	12/01/44	9,700,960
6,066,397	FGLMC	3.500	01/01/45	6,260,251
10,747,723	FGLMC	3.000	02/01/45	10,787,896
14,356,111	FGLMC	3.500	03/01/45	14,814,865
8,832,325	FGLMC	4.000	03/01/45	9,299,876
5,049,721	FGLMC	3.000	04/01/45	5,068,596
11,062,056	FGLMC	3.500	04/01/45	11,442,805
10,461,891	FGLMC	4.000	11/01/45	11,015,705
19,386,119	FGLMC	3.500	12/01/45	20,005,609
15,497,023	FGLMC	3.500	03/01/46	15,992,235
7,581,462	FGLMC	4.000	03/01/46	7,982,796
30,292,368	FGLMC	3.000	04/01/46	30,416,256
14,609,696	FGLMC	3.500	05/01/46	15,076,554
17,380,679	FGLMC	4.000	09/01/46	18,300,748
14,226,662	FGLMC	3.000	11/01/46	14,280,439
14,440,718	FGLMC	3.000	11/01/46	14,495,303
9,540,472	FGLMC	3.000	12/01/46	9,576,535
19,314,818	FGLMC	3.000	02/01/47	19,387,015
9,526,425	FGLMC	3.500	02/01/47	9,830,845
9,216,017	FGLMC	4.000	02/01/47	9,703,879
24,656,256	FGLMC	3.500	07/01/47	25,444,155
2	Federal National Mortgage Association (FNMA)	6.000	11/01/17	2
2,258	FNMA	5.000	12/01/17	2,310
7,274	FNMA	5.000	12/01/17	7,443
143	FNMA	5.000	12/01/17	147
12,378	FNMA	5.000	01/01/18	12,665
25,166	FNMA	4.500	02/01/18	25,738
7,012	FNMA	4.500	04/01/18	7,172
1,050	FNMA	5.000	04/01/18	1,075
10,990	FNMA	5.500	04/01/18	11,038
845	FNMA	5.500	04/01/18	849
335	FNMA	5.500	05/01/18	335
25,186	FNMA	4.500	06/01/18	25,759
3,977	FNMA	4.000	08/01/18	4,112
43,416	FNMA	4.000	08/01/18	44,889
8,680	FNMA	4.500	09/01/18	8,878
7,670	FNMA	4.500	10/01/18	7,844
32,891	FNMA	5.000	11/01/18	33,652
278	FNMA	5.000	01/01/19	285
1,595	FNMA	6.000	01/01/19	1,794
2,944	FNMA	4.500	05/01/19	3,011
1,846	FNMA	4.500	06/01/19	1,888
9,022	FNMA	4.500	06/01/19	9,228
3,239	FNMA	5.000	07/01/19	3,314
62,294	FNMA	5.000	10/01/19	63,878
6,887	FNMA	4.500	11/01/19	7,044
6,659	FNMA	4.500	12/01/19	6,811
2,647	FNMA	5.000	03/01/20	2,708
3,957	FNMA	5.000	04/01/20	4,054
133

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$4,680	FNMA	4.500%	06/01/20	$4,786
3,719	FNMA	4.500	09/01/20	3,803
5,506	FNMA	4.500	10/01/20	5,654
6,359	FNMA	4.500	11/01/20	6,518
17,729	FNMA	5.000	12/01/20	18,535
206,430	FNMA	5.500	01/01/21	210,627
2,271	FNMA	5.500	01/01/21	2,282
8,329	FNMA	5.000	03/01/21	8,521
15,914	FNMA	5.500	08/01/21	16,646
3,746	FNMA	6.000	08/01/21	3,935
2,886	FNMA	5.000	10/01/21	2,986
4,146	FNMA	5.000	11/01/21	4,242
2,769	FNMA	5.500	11/01/21	2,864
11,664	FNMA	5.500	10/01/22	12,359
5,434	FNMA	6.000	10/01/22	5,812
3,223	FNMA	5.000	03/01/23	3,388
8,583	FNMA	4.500	04/01/23	8,804
89,019	FNMA	4.500	06/01/23	93,721
7,554	FNMA	5.000	06/01/23	8,008
9,633	FNMA	5.500	06/01/23	10,648
15,671	FNMA	5.000	07/01/23	16,373
80,895	FNMA	5.000	07/01/23	83,690
8,622	FNMA	5.500	08/01/23	9,206
18,004	FNMA	5.000	11/01/23	19,628
4,572	FNMA	5.500	11/01/23	4,764
191,724	FNMA	5.500	01/01/24	201,562
18,867	FNMA	5.500	02/01/24	20,856
85,464	FNMA	4.000	03/01/24	89,504
6,431	FNMA	4.500	04/01/24	6,765
293,752	FNMA	4.000	05/01/24	306,430
99,283	FNMA	4.000	05/01/24	104,003
8,132	FNMA	4.000	06/01/24	8,518
10,161	FNMA	4.500	07/01/24	10,776
9,512	FNMA	5.500	07/01/24	10,516
220	FNMA	8.000	07/01/24	251
57,538	FNMA	4.500	08/01/24	60,630
51,518	FNMA	4.000	09/01/24	53,961
203,345	FNMA	4.000	09/01/24	212,839
20,960	FNMA	4.500	09/01/24	22,053
480,088	FNMA	4.500	10/01/24	505,816
24,697	FNMA	5.000	01/01/25	26,925
41,298	FNMA	4.500	02/01/25	43,522
356,721	FNMA	4.500	03/01/25	376,144
4,914	FNMA	4.500	03/01/25	5,095
103,110	FNMA	5.000	03/01/25	112,414
220,294	FNMA	4.500	04/01/25	231,799
99,436	FNMA	4.500	04/01/25	104,771
1,091,445	FNMA	4.000	05/01/25	1,147,382
369,473	FNMA	4.000	06/01/25	388,384
303,575	FNMA	4.500	06/01/25	320,256
105,928	FNMA	4.000	08/01/25	111,178
49,462	FNMA	5.500	08/01/25	55,242
134

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$539,084		FNMA	3.500%	09/01/25	$561,386
542,241		FNMA	4.000	09/01/25	567,987
752,001		FNMA	3.500	10/01/25	783,079
574,847		FNMA	3.500	10/01/25	598,603
213,820		FNMA	5.000	10/01/25	233,114
422,975		FNMA	4.000	11/01/25	444,618
676,264		FNMA	3.500	12/01/25	704,212
510,343		FNMA	3.500	02/01/26	531,483
2,907,907		FNMA	3.500	02/01/26	3,028,343
145,161		FNMA	4.000	03/01/26	152,607
385,609		FNMA	4.000	06/01/26	405,400
408,243		FNMA	3.500	08/01/26	425,115
306,972		FNMA	3.500	09/01/26	319,658
167,650		FNMA	4.000	09/01/26	176,275
474,095		FNMA	3.500	10/01/26	493,713
9,772		FNMA	6.000	10/01/26	10,989
702,224		FNMA	3.000	11/01/26	723,315
598,758		FNMA	3.000	12/01/26	616,743
1,621,409		FNMA	3.000	01/01/27	1,670,115
2,236,586		FNMA	4.000	01/01/27	2,351,733
1,111,078		FNMA	3.500	02/01/27	1,156,995
1,907,085		FNMA	3.000	04/01/27	1,964,458
1,231,136		FNMA	3.000	04/01/27	1,268,204
744,092		FNMA	3.500	05/01/27	775,486
740,520		FNMA	2.500	06/01/27	750,313
2,052,570		FNMA	3.000	06/01/27	2,111,237
897,990		FNMA	2.500	07/01/27	909,921
1,860,728		FNMA	2.500	09/01/27	1,885,437
25,816		FNMA	5.500	09/01/27	28,530
3,210,058		FNMA	2.500	10/01/27	3,252,675
1,938,617		FNMA	3.000	11/01/27	1,996,904
3,607		FNMA	5.500	01/01/28	3,988
7,420,623		FNMA	2.500	02/01/28	7,518,877
5,818,831		FNMA	2.500	02/01/28	5,894,223
3,150		FNMA	5.000	02/01/28	3,434
4,229,666		FNMA	2.500	04/01/28	4,284,362
6,275,181		FNMA	2.500	04/01/28	6,356,385
16,395		FNMA	5.500	06/01/28	18,119
1,652,827		FNMA	2.500	07/01/28	1,674,161
3,418,014		FNMA	2.500	08/01/28	3,462,124
4,630,433		FNMA	3.000	10/01/28	4,766,245
2,641		FNMA	5.500	11/01/28	2,918
15		FNMA	7.500	01/01/29	16
5,559,811		FNMA	3.000	03/01/29	5,722,952
26,664		FNMA	4.000	03/01/29	28,249
20,072,534	h	FNMA	3.000	04/01/29	20,661,767
84,161		FNMA	4.500	04/01/29	90,563
345		FNMA	6.500	04/01/29	382
64,716		FNMA	4.000	05/01/29	68,568
32,405		FNMA	4.500	06/01/29	34,865
11,217		FNMA	4.000	07/01/29	11,885
207,646		FNMA	4.500	08/01/29	223,418
40,948		FNMA	4.500	09/01/29	44,059
135

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$32,514	FNMA	4.500%	11/01/29	$35,223
11,184	FNMA	4.500	01/01/30	12,036
3,281,170	FNMA	2.500	02/01/30	3,314,442
29,673	FNMA	4.000	03/01/30	31,446
12,297	FNMA	4.500	05/01/30	13,233
17,503	FNMA	4.500	06/01/30	18,838
7,270,043	FNMA	3.000	07/01/30	7,483,951
160,469	FNMA	4.500	08/01/30	172,718
33,303	FNMA	4.000	09/01/30	35,296
201,531	FNMA	4.000	10/01/30	213,554
1,924,221	FNMA	4.000	11/01/30	2,039,585
316,834	FNMA	4.000	11/01/30	336,205
74,207	FNMA	4.500	12/01/30	79,878
7,392,277	FNMA	3.000	02/01/31	7,598,358
103,983	FNMA	3.500	02/01/31	108,019
115,590	FNMA	4.000	02/01/31	122,717
924	FNMA	7.500	03/01/31	1,077
8,123,568	FNMA	2.500	04/01/31	8,183,665
305,955	FNMA	3.500	04/01/31	317,831
35,562	FNMA	4.000	04/01/31	37,754
6,920,702	FNMA	3.000	05/01/31	7,113,637
3,608	FNMA	6.000	05/01/31	4,100
362	FNMA	7.500	05/01/31	365
8,431,922	FNMA	2.500	06/01/31	8,494,300
1,213,921	FNMA	4.500	07/01/31	1,322,161
183,822	FNMA	4.500	07/01/31	197,867
1,083,860	FNMA	4.000	08/01/31	1,150,822
10,910,549	FNMA	2.500	09/01/31	10,991,263
5,866,326	FNMA	3.000	09/01/31	6,029,867
75,244	FNMA	4.000	09/01/31	79,892
357	FNMA	6.500	09/01/31	396
34,049	FNMA	6.000	11/01/31	38,745
4,369	FNMA	6.500	11/01/31	4,979
11,063,573	FNMA	2.500	12/01/31	11,145,419
1,974,638	FNMA	3.500	01/01/32	2,063,092
11,910	FNMA	6.000	01/01/32	13,560
2,776	FNMA	6.000	01/01/32	3,122
835,515	FNMA	3.500	02/01/32	873,015
11,010	FNMA	6.000	02/01/32	12,535
9,317,496	FNMA	3.000	03/01/32	9,577,248
36,038	FNMA	6.500	04/01/32	41,544
33,885,530	FNMA	3.000	06/01/32	34,830,187
70,313	FNMA	6.500	07/01/32	79,915
9,708	FNMA	6.500	08/01/32	10,899
877,636	FNMA	3.000	09/01/32	901,124
24,838	FNMA	7.500	09/01/32	27,851
2,608,405	FNMA	3.000	10/01/32	2,678,181
46,421	FNMA	5.500	10/01/32	51,816
39,459	FNMA	6.000	10/01/32	44,376
15,663	FNMA	6.000	11/01/32	17,843
20,931	FNMA	5.500	12/01/32	23,448
1,892	FNMA	5.500	12/01/32	2,101
136

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$32,526	FNMA	6.000%	12/01/32	$36,957
169,763	FNMA	5.500	01/01/33	189,360
323,275	FNMA	6.000	01/01/33	366,790
162,782	FNMA	5.000	02/01/33	179,369
10,866	FNMA	5.000	02/01/33	11,914
1,781,263	FNMA	3.000	04/01/33	1,826,743
2,307,189	FNMA	3.500	04/01/33	2,410,511
8,212	FNMA	6.000	04/01/33	9,363
1,092,484	FNMA	5.500	05/01/33	1,222,389
62,990	FNMA	5.000	06/01/33	69,398
138,625	FNMA	5.500	06/01/33	155,226
20,017	FNMA	4.500	07/01/33	21,559
64,445	FNMA	5.000	07/01/33	70,989
126,135	FNMA	4.500	08/01/33	135,836
9,455	FNMA	4.500	08/01/33	10,144
23,258	FNMA	5.000	08/01/33	25,548
57,811	FNMA	5.500	09/01/33	63,920
233,608	FNMA	5.500	09/01/33	261,894
13,281	FNMA	6.000	09/01/33	14,937
175,942	FNMA	4.500	10/01/33	189,668
29,757	FNMA	5.000	10/01/33	32,782
27,657	FNMA	5.000	10/01/33	30,376
207,608	FNMA	5.500	10/01/33	230,143
653,604	FNMA	5.500	10/01/33	744,504
12,161	FNMA	4.500	11/01/33	13,089
33,352	FNMA	5.000	11/01/33	36,747
2,306,430	FNMA	5.000	11/01/33	2,541,196
270,761	FNMA	5.000	12/01/33	298,297
335,177	FNMA	5.500	12/01/33	377,127
3,326,823	FNMA	3.000	01/01/34	3,411,257
103,533	FNMA	5.000	02/01/34	114,064
423,327	FNMA	6.000	02/01/34	484,085
25,701	FNMA	5.000	03/01/34	28,240
10,760	FNMA	5.000	03/01/34	11,855
613,201	FNMA	5.000	03/01/34	675,597
14,201	FNMA	5.000	03/01/34	15,646
31,062	FNMA	5.000	03/01/34	34,222
8,823	FNMA	5.000	03/01/34	9,722
91,758	FNMA	5.000	04/01/34	101,101
92,397	FNMA	5.500	04/01/34	103,592
59,176	FNMA	4.500	05/01/34	63,738
26,182	FNMA	4.500	05/01/34	28,218
20,946	FNMA	5.500	07/01/34	23,483
33,562	FNMA	5.500	07/01/34	37,632
31,680	FNMA	7.000	07/01/34	36,465
254,719	FNMA	5.000	08/01/34	279,935
29,065	FNMA	5.000	08/01/34	32,023
142,609	FNMA	6.000	08/01/34	163,197
25,092	FNMA	6.000	08/01/34	28,701
14,919	FNMA	4.500	09/01/34	16,088
516,114	FNMA	5.500	09/01/34	578,038
4,893	FNMA	5.500	11/01/34	5,471
10,363	FNMA	6.000	11/01/34	11,655
137

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$7,890		FNMA		5.000%	12/01/34	$8,692
4,806		FNMA		5.500	12/01/34	5,385
15,419		FNMA		6.000	12/01/34	17,477
715,597		FNMA		4.500	01/01/35	771,574
47,921		FNMA		5.500	01/01/35	53,537
1,590,790		FNMA		5.500	02/01/35	1,783,287
66,019		FNMA		5.500	02/01/35	74,009
462,513		FNMA		5.500	04/01/35	518,946
64,278		FNMA		6.000	04/01/35	73,384
60,355		FNMA		6.000	04/01/35	69,020
100,057		FNMA		6.000	05/01/35	114,053
26,447		FNMA		5.000	06/01/35	29,141
2,907	i	FNMA	LIBOR 12 M + 1.570%	3.352	07/01/35	3,038
76,419		FNMA		5.000	07/01/35	84,728
7,728,835		FNMA		3.000	08/01/35	7,887,997
158,905		FNMA		4.500	08/01/35	171,333
193,239		FNMA		5.000	08/01/35	211,580
97,113		FNMA		5.000	08/01/35	106,600
6,262		FNMA		4.500	09/01/35	6,746
7,941		FNMA		4.500	09/01/35	8,553
18,755		FNMA		5.500	09/01/35	21,027
112,496		FNMA		5.000	10/01/35	123,921
269,702		FNMA		5.500	10/01/35	303,520
3,461		FNMA		5.000	11/01/35	3,568
264,352		FNMA		5.500	11/01/35	295,018
3,331		FNMA		4.500	12/01/35	3,574
51,616		FNMA		5.500	12/01/35	57,043
101,000		FNMA		6.000	12/01/35	113,587
87,445	i	FNMA		3.238	02/01/36	91,111
572,031		FNMA		5.000	02/01/36	630,342
73,825		FNMA		6.500	02/01/36	81,805
263,151		FNMA		6.000	03/01/36	300,521
4,196,223		FNMA		3.500	05/01/36	4,367,137
5,125		FNMA		5.000	05/01/36	5,609
453,114		FNMA		6.000	06/01/36	514,046
86,480	i	FNMA	LIBOR 12 M + 1.608%	3.352	07/01/36	90,524
22,853		FNMA		6.000	07/01/36	26,060
127,732		FNMA		6.500	07/01/36	145,734
338,407		FNMA		5.500	08/01/36	375,761
236,152		FNMA		6.500	08/01/36	267,958
4,651,667		FNMA		3.000	09/01/36	4,739,001
18,350		FNMA		5.500	09/01/36	20,573
8,083		FNMA		6.500	09/01/36	9,154
26,863		FNMA		6.500	09/01/36	30,907
34,835		FNMA		6.000	10/01/36	39,705
9,336,958		FNMA		3.000	11/01/36	9,512,261
16,723		FNMA		6.500	11/01/36	19,143
7,431	i	FNMA		3.299	12/01/36	7,848
101,283		FNMA		6.000	12/01/36	115,228
21,775	i	FNMA		3.432	01/01/37	22,950
42,671		FNMA		5.500	01/01/37	47,679
4,302	i	FNMA	LIBOR 6 M + 1.504%	2.952	02/01/37	4,439
138

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$316,581		FNMA		5.500%	02/01/37	$353,712
16,566		FNMA		6.000	02/01/37	18,847
21,020		FNMA		7.000	02/01/37	22,850
6,083	i	FNMA	LIBOR 12 M + 1.809%	3.559	03/01/37	6,379
1,823		FNMA		5.000	03/01/37	1,997
110,608		FNMA		6.500	03/01/37	126,314
56,815		FNMA		6.500	03/01/37	64,228
100,908		FNMA		7.000	04/01/37	118,721
82,243		FNMA		5.000	05/01/37	89,664
3,537		FNMA		7.000	05/01/37	3,805
29,833	i	FNMA	LIBOR 12 M + 1.782%	3.563	06/01/37	31,350
24,720		FNMA		5.500	06/01/37	27,456
29,614		FNMA		5.500	08/01/37	33,194
10,688		FNMA		6.000	08/01/37	12,051
43,008		FNMA		6.500	08/01/37	47,657
12,785		FNMA		6.500	08/01/37	14,166
16,295		FNMA		5.500	09/01/37	18,008
54,747		FNMA		6.000	09/01/37	62,772
91,278		FNMA		6.000	09/01/37	105,398
48,882		FNMA		6.000	09/01/37	55,524
162,003		FNMA		6.000	09/01/37	185,813
220,718		FNMA		6.000	09/01/37	253,014
50,529		FNMA		6.500	09/01/37	55,991
6,691		FNMA		6.500	09/01/37	7,475
312,387		FNMA		2.966	10/01/37	329,559
18,162		FNMA		6.500	10/01/37	20,507
224,331		FNMA		5.500	11/01/37	249,749
378,936		FNMA		6.000	11/01/37	428,723
20,909		FNMA		7.000	11/01/37	23,258
1,493		FNMA		6.500	01/01/38	1,654
122,190		FNMA		5.500	02/01/38	135,506
28,668		FNMA		6.500	02/01/38	31,767
19,868		FNMA		7.000	02/01/38	23,418
47,075	i	FNMA	LIBOR 12 M + 1.770%	3.520	03/01/38	49,555
10,745		FNMA		5.000	03/01/38	11,734
5,661		FNMA		5.000	03/01/38	6,172
22,926		FNMA		5.500	03/01/38	25,513
7,641		FNMA		6.000	03/01/38	8,793
8,193		FNMA		6.500	03/01/38	9,078
187,201		FNMA		6.500	03/01/38	210,957
5,463		FNMA		6.500	03/01/38	6,054
21,976		FNMA		5.000	04/01/38	23,959
321,897		FNMA		5.500	04/01/38	356,677
340,045		FNMA		6.000	04/01/38	385,863
31,426		FNMA		4.500	05/01/38	33,780
1,197,588		FNMA		5.000	05/01/38	1,320,104
358,382		FNMA		5.000	05/01/38	390,998
918,878		FNMA		6.000	06/01/38	1,034,170
1,346,353		FNMA		6.500	06/01/38	1,519,673
287,560		FNMA		6.000	07/01/38	326,821
6,369	i	FNMA	LIBOR 12 M + 1.603%	3.353	08/01/38	6,653
3,930	i	FNMA	LIBOR 12 M + 1.750%	3.500	08/01/38	4,128
886,859		FNMA		6.000	09/01/38	1,007,767
139

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$41,218		FNMA		2.618%	10/01/38	$42,430
3,972		FNMA		6.000	10/01/38	4,467
20,015		FNMA		5.500	11/01/38	22,252
4,488		FNMA		5.000	12/01/38	4,904
794,908		FNMA		5.500	12/01/38	889,854
103,966		FNMA		4.500	01/01/39	111,772
119,975		FNMA		5.000	01/01/39	130,801
3,188,566		FNMA		5.000	01/01/39	3,513,178
128,556		FNMA		5.500	01/01/39	142,965
485,004		FNMA		5.500	01/01/39	540,749
20,172		FNMA		6.000	01/01/39	22,755
6,806		FNMA		6.000	01/01/39	7,654
216,853		FNMA		4.500	02/01/39	233,013
565,028		FNMA		4.500	02/01/39	607,835
276,001		FNMA		4.500	02/01/39	296,836
8,467		FNMA		5.500	02/01/39	9,421
573,168		FNMA		4.000	04/01/39	606,556
19,015		FNMA		5.500	04/01/39	21,188
938,613		FNMA		4.500	05/01/39	1,021,351
183,977		FNMA		4.500	05/01/39	197,997
505,588		FNMA		4.500	06/01/39	543,942
171,923		FNMA		4.500	06/01/39	185,012
388,469		FNMA		5.500	06/01/39	434,123
12,958	i	FNMA	LIBOR 12 M + 1.835%	3.585	07/01/39	13,637
92,973		FNMA		4.500	07/01/39	100,315
128,766		FNMA		4.500	07/01/39	138,575
13,418		FNMA		5.000	07/01/39	14,662
138,121	i	FNMA	LIBOR 12 M + 1.650%	3.400	08/01/39	144,287
25,516	i	FNMA	LIBOR 12 M + 1.690%	3.452	08/01/39	26,699
1,973,050		FNMA		4.000	08/01/39	2,087,090
299,819		FNMA		4.000	08/01/39	316,984
28,095		FNMA		4.500	08/01/39	30,665
1,226,186		FNMA		4.500	08/01/39	1,334,293
410,362		FNMA		4.500	08/01/39	441,583
1,795,457		FNMA		5.000	08/01/39	1,958,652
18,815		FNMA		5.000	08/01/39	20,544
714,846		FNMA		4.000	09/01/39	755,801
44,857		FNMA		5.000	09/01/39	48,971
294,889		FNMA		5.500	09/01/39	331,154
156,855		FNMA		6.000	09/01/39	178,425
677,369		FNMA		6.500	10/01/39	775,004
31,430		FNMA		5.000	11/01/39	34,868
897,523		FNMA		4.000	12/01/39	948,825
95,365		FNMA		4.500	12/01/39	103,989
192,791		FNMA		4.500	12/01/39	207,877
2,999,103		FNMA		4.500	12/01/39	3,230,227
24,193		FNMA		3.440	01/01/40	25,411
54,532		FNMA		4.500	01/01/40	58,758
63,569		FNMA		5.000	01/01/40	69,491
394,933		FNMA		6.000	02/01/40	447,376
580,384		FNMA		4.500	03/01/40	626,830
277,678		FNMA		4.500	03/01/40	300,186
140

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$29,156		FNMA		5.000%	03/01/40	$31,865
26,537		FNMA		4.500	04/01/40	28,632
1,035,355		FNMA		5.000	04/01/40	1,130,503
763,957		FNMA		5.000	04/01/40	834,008
136,261	i	FNMA		3.456	05/01/40	143,525
193,242	i	FNMA	LIBOR 12 M + 1.792%	3.513	05/01/40	202,722
59,848	i	FNMA	LIBOR 12 M + 1.882%	3.632	05/01/40	62,763
24,032		FNMA		4.500	05/01/40	25,841
69,099		FNMA		4.500	07/01/40	74,775
72,778		FNMA		4.500	07/01/40	78,643
88,861		FNMA		5.000	07/01/40	97,134
31,649	i	FNMA	LIBOR 12 M + 1.805%	3.555	08/01/40	33,285
574,219		FNMA		4.500	08/01/40	620,484
789,983		FNMA		4.500	08/01/40	853,629
600,483		FNMA		5.000	08/01/40	655,795
1,350,825		FNMA		4.500	09/01/40	1,461,564
519,512		FNMA		4.500	09/01/40	562,053
1,173,693		FNMA		6.000	09/01/40	1,340,109
214,387		FNMA		3.500	10/01/40	222,162
938,365		FNMA		4.000	10/01/40	992,300
2,249,160		FNMA		4.000	10/01/40	2,376,819
1,328,535		FNMA		4.500	10/01/40	1,437,459
1,755,687		FNMA		3.500	11/01/40	1,818,940
1,874,441		FNMA		4.000	11/01/40	1,982,040
1,722,732		FNMA		4.000	11/01/40	1,821,421
1,064,965		FNMA		4.000	11/01/40	1,126,119
196,861		FNMA		4.500	11/01/40	213,064
155,420		FNMA		3.170	12/01/40	162,981
570,899		FNMA		4.000	12/01/40	603,533
4,433,993		FNMA		4.500	12/01/40	4,797,397
63,685		FNMA		3.500	01/01/41	65,986
88,096	i	FNMA		3.449	02/01/41	92,499
337,545		FNMA		3.500	02/01/41	349,746
1,605,525		FNMA		4.000	02/01/41	1,698,366
1,480,566		FNMA		4.000	03/01/41	1,565,266
1,121,089		FNMA		4.500	04/01/41	1,212,993
1,535,814		FNMA		4.500	05/01/41	1,662,058
247,476		FNMA		4.500	05/01/41	267,680
808,257		FNMA		4.500	06/01/41	874,393
203,557	i	FNMA	LIBOR 12 M + 1.780%	3.538	07/01/41	213,247
985,450		FNMA		4.500	07/01/41	1,066,554
2,708,497		FNMA		4.000	09/01/41	2,862,847
1,449,464		FNMA		4.500	09/01/41	1,567,310
499,878		FNMA		5.500	09/01/41	558,411
67,859		FNMA		2.951	10/01/41	70,423
297,232		FNMA		3.207	10/01/41	311,250
889,005		FNMA		3.500	11/01/41	920,825
980,991		FNMA		3.500	11/01/41	1,015,548
749,807		FNMA		2.815	12/01/41	778,305
5,711,685		FNMA		3.500	12/01/41	5,911,835
1,029,976		FNMA		4.000	12/01/41	1,088,746
2,629,046		FNMA		3.500	03/01/42	2,721,746
1,777,790		FNMA		4.000	03/01/42	1,878,978
141

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$4,835,102	FNMA	3.500%	04/01/42	$5,005,737
1,750,680	FNMA	3.500	04/01/42	1,818,519
2,080,832	FNMA	4.500	04/01/42	2,251,242
1,815,519	FNMA	5.000	04/01/42	2,022,308
1,582,028	FNMA	4.000	05/01/42	1,672,518
2,133,160	FNMA	5.000	05/01/42	2,330,146
1,565,166	FNMA	3.000	06/01/42	1,578,075
7,158,282	FNMA	3.500	06/01/42	7,410,532
6,296,678	FNMA	4.000	06/01/42	6,652,961
3,776,340	FNMA	4.000	06/01/42	3,990,843
11,494,062	FNMA	3.500	07/01/42	11,897,778
2,287,283	FNMA	4.500	07/01/42	2,470,557
2,484,652	FNMA	3.500	08/01/42	2,572,186
3,711,501	FNMA	3.000	09/01/42	3,742,138
4,764,947	FNMA	3.500	09/01/42	4,931,094
22,183,522	FNMA	4.500	09/01/42	23,961,828
7,759,800	FNMA	3.000	10/01/42	7,823,926
2,312,932	FNMA	3.500	10/01/42	2,392,776
2,912,480	FNMA	2.500	01/01/43	2,831,512
9,512,877	FNMA	3.000	01/01/43	9,591,036
13,069,313	FNMA	3.000	02/01/43	13,177,156
3,263,020	FNMA	3.000	04/01/43	3,289,821
9,402,397	FNMA	3.000	04/01/43	9,479,859
2,069,304	FNMA	2.120	06/01/43	2,100,701
9,769,719	FNMA	3.000	06/01/43	9,848,745
2,436,393	FNMA	1.743	07/01/43	2,507,184
7,882,414	FNMA	3.000	07/01/43	7,945,823
7,448,983	FNMA	3.500	07/01/43	7,693,990
6,976,989	FNMA	3.000	08/01/43	7,033,150
3,544,841	FNMA	4.000	08/01/43	3,770,914
5,617,399	FNMA	3.000	09/01/43	5,662,381
7,311,754	FNMA	3.500	09/01/43	7,550,569
5,181,622	FNMA	3.500	10/01/43	5,354,530
693,163	FNMA	4.500	10/01/43	745,026
2,073,673	FNMA	4.000	11/01/43	2,186,761
4,960,453	FNMA	4.000	11/01/43	5,232,500
1,460,847	FNMA	4.500	12/01/43	1,570,344
4,429,187	FNMA	4.500	12/01/43	4,761,765
5,166,542	FNMA	4.000	01/01/44	5,444,304
4,080,454	FNMA	4.000	05/01/44	4,298,046
4,344,579	FNMA	4.000	07/01/44	4,577,665
4,752,290	FNMA	4.000	07/01/44	5,006,954
2,727,512	FNMA	3.500	09/01/44	2,812,776
4,287,709	FNMA	4.000	09/01/44	4,517,068
9,217,985	FNMA	3.500	10/01/44	9,506,148
22,329,830	FNMA	5.000	11/01/44	24,380,516
4,848,898	FNMA	4.000	12/01/44	5,107,519
6,574,547	FNMA	3.000	01/01/45	6,625,782
20,322,262	FNMA	3.000	01/01/45	20,488,910
15,246,659	FNMA	3.500	02/01/45	15,723,285
8,842,119	FNMA	3.000	04/01/45	8,882,758
14,962,197	FNMA	3.500	05/01/45	15,429,930
142

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$12,210,478	FNMA	3.500%	07/01/45	$12,629,882
16,698,691	FNMA	4.000	07/01/45	17,585,723
11,084,614	FNMA	3.500	11/01/45	11,431,130
29,495,652	FNMA	4.000	11/01/45	31,055,192
8,701,159	FNMA	3.500	01/01/46	8,973,166
7,890,646	FNMA	3.500	02/01/46	8,137,315
14,940,988	FNMA	4.500	05/01/46	16,037,858
8,838,205	FNMA	3.000	06/01/46	8,868,663
17,282,938	FNMA	3.500	07/01/46	17,823,220
16,797,155	FNMA	4.000	08/01/46	17,686,798
14,029,094	FNMA	3.000	09/01/46	14,077,441
14,275,021	FNMA	3.000	10/01/46	14,324,215
28,490,888	FNMA	3.000	11/01/46	28,589,073
9,389,623	FNMA	3.500	12/01/46	9,683,152
13,725,790	FNMA	4.000	02/01/47	14,453,317
14,625,770	FNMA	3.000	03/01/47	14,676,173
14,403,907	FNMA	3.500	03/01/47	14,854,188
4,678,312	FNMA	4.000	03/01/47	4,926,284
19,412,968	FNMA	3.000	04/01/47	19,479,869
19,392,441	FNMA	3.500	04/01/47	19,998,669
9,671,144	FNMA	3.500	05/01/47	9,973,474
18,712,797	FNMA	4.000	07/01/47	19,704,662
20,821,838	FNMA	3.500	08/01/47	21,472,749
8,835,236	FNMA	3.500	07/01/55	9,111,434
248	Government National Mortgage Association (GNMA)	5.000	02/15/18	250
1,221	GNMA	4.500	02/15/19	1,230
4,303	GNMA	4.500	01/20/24	4,558
31,647	GNMA	4.000	04/15/24	33,166
6,468	GNMA	4.500	07/15/24	6,790
121,481	GNMA	4.000	08/15/24	127,285
28,826	GNMA	4.500	08/15/24	30,652
97,492	GNMA	4.000	09/15/24	102,137
16,959	GNMA	4.500	01/15/25	18,045
138,168	GNMA	4.000	08/15/25	144,755
76,527	GNMA	3.500	03/15/26	79,871
92,898	GNMA	4.000	04/15/26	97,300
75,853	GNMA	4.000	06/20/26	79,742
119,516	GNMA	3.500	11/20/26	124,643
622,670	GNMA	3.000	12/15/26	641,293
1,942,273	GNMA	2.500	04/20/27	1,966,569
1,234,529	GNMA	2.500	09/20/27	1,250,028
1,118	GNMA	6.500	09/15/28	1,233
448	GNMA	6.500	09/15/28	494
2,460	GNMA	6.500	11/15/28	2,715
1,089	GNMA	7.500	11/15/28	1,205
1,870,820	GNMA	3.500	11/20/28	1,951,847
7,877	GNMA	8.500	10/15/30	8,284
3,543	GNMA	8.500	10/20/30	4,118
450	GNMA	8.500	12/15/30	556
593	GNMA	7.000	06/20/31	707
1,707	GNMA	7.000	07/15/31	1,780
1,833	GNMA	7.000	07/15/31	2,007
9,905,575	GNMA	3.000	08/20/32	10,251,036
143

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$212,757	GNMA	6.000%	10/15/32	$241,942
29,008	GNMA	5.500	12/20/32	32,385
65,010	GNMA	5.500	05/15/33	72,503
10,845	GNMA	5.000	07/15/33	11,940
43,483	GNMA	5.500	07/15/33	49,056
9,352	GNMA	5.000	07/20/33	10,221
26,139	GNMA	5.000	08/15/33	28,541
34,495	GNMA	5.000	08/15/33	37,793
158,411	GNMA	5.500	09/15/33	184,768
120,250	GNMA	6.000	11/20/33	137,398
53,811	GNMA	5.500	05/20/34	60,165
75,694	GNMA	6.000	09/20/34	87,577
6,143	GNMA	5.000	10/20/34	6,716
169,027	GNMA	5.500	11/15/34	190,570
75,665	GNMA	6.500	01/15/35	88,251
41,054	GNMA	5.500	02/20/35	45,835
765,660	GNMA	5.000	03/20/35	844,667
244,259	GNMA	5.000	04/15/35	268,795
248,598	GNMA	5.500	05/20/35	277,558
9,755	GNMA	5.000	09/20/35	10,662
3,936	GNMA	5.000	11/15/35	4,298
5,673	GNMA	5.000	11/15/35	6,246
69,053	GNMA	5.500	02/20/36	76,737
7,778	GNMA	5.500	03/15/36	8,836
22,318	GNMA	5.500	05/20/36	24,629
5,938	GNMA	6.500	06/15/36	6,865
212,366	GNMA	5.500	06/20/36	233,811
12,359	GNMA	5.000	09/15/36	13,607
6,502	GNMA	6.000	09/15/36	7,329
20,177	GNMA	6.000	10/20/36	22,590
14,316	GNMA	5.000	12/15/36	15,760
10,871	GNMA	5.500	01/15/37	12,112
12,096	GNMA	6.000	01/20/37	13,857
295,611	GNMA	5.500	02/15/37	332,284
42,760	GNMA	6.000	02/20/37	48,718
314,807	GNMA	6.000	04/15/37	357,247
11,306	GNMA	6.500	04/15/37	12,532
181,975	GNMA	6.000	04/20/37	206,063
17,698	GNMA	6.000	06/15/37	19,948
24,532	GNMA	6.000	08/20/37	27,730
20,172	GNMA	6.500	08/20/37	23,671
93,951	GNMA	6.500	11/20/37	110,879
45,145	GNMA	6.000	12/15/37	50,886
5,949	GNMA	5.000	02/20/38	6,503
151,559	GNMA	5.000	04/15/38	166,841
6,141	GNMA	5.500	05/20/38	6,768
29,545	GNMA	5.500	06/15/38	33,584
65,533	GNMA	6.000	06/20/38	74,290
93,323	GNMA	5.500	07/15/38	104,113
507,050	GNMA	5.000	07/20/38	554,271
473,769	GNMA	5.500	07/20/38	521,879
10,661	GNMA	5.500	08/15/38	11,893
144

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$205,589	GNMA	6.000%	08/15/38	$231,732
79,091	GNMA	6.000	08/15/38	89,148
47,661	GNMA	6.000	08/20/38	53,971
188,455	GNMA	6.000	09/20/38	211,385
65,090	GNMA	5.000	10/15/38	71,124
16,531	GNMA	5.500	10/15/38	19,125
21,275	GNMA	6.500	10/20/38	22,649
9,075	GNMA	6.500	10/20/38	10,476
2,688	GNMA	5.500	11/15/38	2,999
36,564	GNMA	6.500	11/20/38	42,078
181,987	GNMA	6.000	12/15/38	205,136
3,771	GNMA	6.500	12/15/38	4,360
37,107	GNMA	5.000	01/15/39	40,842
876,587	GNMA	4.500	01/20/39	940,902
92,719	GNMA	6.500	01/20/39	105,108
36,159	GNMA	5.000	02/15/39	39,781
13,277	GNMA	6.000	02/15/39	14,965
32,691	GNMA	4.500	03/15/39	35,045
280,782	GNMA	4.500	03/15/39	300,519
46,822	GNMA	2.625	03/20/39	47,773
11,074	GNMA	4.500	03/20/39	11,941
180,204	GNMA	5.500	03/20/39	198,803
18,410	GNMA	4.500	04/15/39	19,740
281,116	GNMA	5.500	04/15/39	319,525
6,892	GNMA	5.000	04/20/39	7,532
37,665	GNMA	4.000	05/15/39	39,732
531,208	GNMA	4.500	05/15/39	570,202
260,143	GNMA	5.000	05/15/39	285,688
38,085	GNMA	4.000	05/20/39	40,462
100,201	GNMA	4.500	05/20/39	107,728
2,040,103	GNMA	5.000	05/20/39	2,230,179
15,745	GNMA	4.500	06/15/39	16,914
1,526,143	GNMA	4.500	06/15/39	1,636,380
1,689,465	GNMA	5.000	06/15/39	1,885,172
1,570,403	GNMA	5.000	06/15/39	1,752,416
33,858	GNMA	5.000	06/15/39	37,279
15,132	GNMA	5.000	06/15/39	16,643
17,871	GNMA	5.000	06/15/39	19,669
23,333	GNMA	4.000	06/20/39	24,827
13,635	GNMA	5.000	06/20/39	14,902
1,908,830	GNMA	4.000	07/15/39	2,013,545
21,203	GNMA	4.500	07/15/39	22,759
45,000	GNMA	4.500	07/15/39	48,311
1,987,395	GNMA	4.500	07/15/39	2,165,073
18,703	GNMA	5.000	07/15/39	20,588
228,417	GNMA	4.500	07/20/39	245,567
197,603	GNMA	5.000	07/20/39	216,749
20,279	GNMA	5.500	07/20/39	22,401
95,355	GNMA	4.000	08/15/39	100,586
254,587	GNMA	5.000	08/15/39	280,007
16,963	GNMA	5.500	08/15/39	18,925
109,823	GNMA	6.000	08/15/39	123,787
65,749	GNMA	4.000	08/20/39	70,050
145

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$51,853	GNMA	5.000%	08/20/39	$56,669
42,284	GNMA	5.000	09/15/39	46,497
71,693	GNMA	5.000	09/20/39	78,352
15,273	GNMA	4.500	10/15/39	16,399
10,164	GNMA	5.000	10/15/39	11,189
22,685	GNMA	4.500	10/20/39	24,478
44,028	GNMA	4.500	11/15/39	47,853
33,100	GNMA	4.500	11/20/39	35,650
38,762	GNMA	5.000	11/20/39	42,363
75,316	GNMA	4.500	12/15/39	80,610
1,134,354	GNMA	4.500	12/15/39	1,217,900
32,904	GNMA	4.500	12/20/39	35,503
1,190,363	GNMA	5.000	12/20/39	1,305,130
1,109,662	GNMA	4.500	01/20/40	1,197,363
16,058	GNMA	5.500	01/20/40	17,714
603,047	GNMA	5.500	02/15/40	673,233
79,729	GNMA	4.000	03/15/40	84,102
17,819	GNMA	5.000	03/15/40	19,586
7,737	GNMA	4.500	04/15/40	8,284
217,827	GNMA	5.000	04/15/40	240,436
44,533	GNMA	4.500	04/20/40	48,055
7,078	GNMA	4.500	05/15/40	7,615
205,590	GNMA	5.000	05/15/40	225,871
410,527	GNMA	2.625	05/20/40	423,239
9,815	GNMA	4.500	05/20/40	10,552
3,696,106	GNMA	4.500	06/15/40	3,976,565
15,835	GNMA	4.500	06/15/40	16,987
12,210	GNMA	4.500	06/15/40	13,113
218,618	GNMA	5.000	06/20/40	241,056
453,467	GNMA	4.500	07/15/40	486,982
132,393	GNMA	4.500	07/15/40	142,427
1,590,192	GNMA	4.500	07/20/40	1,717,079
47,481	GNMA	5.000	07/20/40	51,892
316,911	GNMA	4.000	08/15/40	334,931
1,415,235	GNMA	4.000	08/15/40	1,499,714
143,844	GNMA	4.500	08/15/40	156,541
122,835	GNMA	4.500	08/20/40	132,660
100,385	GNMA	4.500	09/20/40	107,962
29,267	GNMA	5.500	09/20/40	32,308
41,251	GNMA	6.500	09/20/40	47,353
43,459	GNMA	4.000	10/15/40	46,094
92,129	GNMA	6.000	10/20/40	105,363
522,037	GNMA	4.000	11/15/40	553,799
1,349,881	GNMA	4.000	11/20/40	1,428,643
321,972	GNMA	3.500	12/15/40	335,353
470,719	GNMA	5.500	12/20/40	519,884
1,507,433	GNMA	4.000	01/15/41	1,597,117
3,519,715	GNMA	4.000	01/20/41	3,736,525
294,725	GNMA	4.000	02/15/41	311,971
956,112	GNMA	4.500	02/20/41	1,027,998
532,568	GNMA	4.500	03/15/41	572,972
1,173,114	GNMA	4.500	04/20/41	1,261,217
146

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$237,047	GNMA	5.000%	04/20/41	$259,079
108,736	GNMA	2.625	06/20/41	112,183
251,237	GNMA	4.000	07/15/41	265,524
465,979	GNMA	4.000	07/20/41	494,052
1,511,258	GNMA	4.500	07/20/41	1,624,761
1,295,396	GNMA	5.000	07/20/41	1,424,293
365,785	GNMA	4.500	08/15/41	394,346
591,789	GNMA	5.000	08/20/41	646,821
788,020	GNMA	4.000	09/15/41	834,764
58,327	GNMA	2.125	09/20/41	60,224
2,100,244	GNMA	4.000	09/20/41	2,226,774
128,117	GNMA	4.000	10/15/41	135,240
138,134	GNMA	2.250	10/20/41	142,371
79,223	GNMA	2.500	10/20/41	81,769
2,690,702	GNMA	4.000	10/20/41	2,852,885
323,001	GNMA	5.500	10/20/41	357,710
831,461	GNMA	3.500	11/15/41	867,621
1,864,678	GNMA	4.000	11/15/41	1,975,700
3,454,917	GNMA	4.500	11/20/41	3,714,407
1,442,620	GNMA	5.000	11/20/41	1,575,709
424,397	GNMA	6.000	11/20/41	476,320
1,818,280	GNMA	3.500	01/20/42	1,898,786
449,744	GNMA	2.375	02/20/42	463,527
889,309	GNMA	3.500	03/20/42	929,415
1,427,770	GNMA	4.500	03/20/42	1,535,298
1,635,508	GNMA	3.500	04/15/42	1,706,645
2,673,026	GNMA	3.500	05/20/42	2,798,248
8,483,483	GNMA	3.500	05/20/42	8,866,086
1,929,416	GNMA	4.000	05/20/42	2,045,973
4,187,373	GNMA	3.500	07/15/42	4,372,072
469,415	GNMA	2.125	07/20/42	481,017
1,990,444	GNMA	3.500	07/20/42	2,080,214
2,444,140	GNMA	3.000	08/20/42	2,492,510
2,779,189	GNMA	3.500	08/20/42	2,909,384
8,336,233	GNMA	3.500	08/20/42	8,712,206
1,456,538	GNMA	6.000	08/20/42	1,655,556
3,241,193	GNMA	3.500	10/20/42	3,387,376
3,555,647	GNMA	3.000	11/20/42	3,628,212
3,002,662	GNMA	3.000	12/20/42	3,051,499
4,123,754	GNMA	3.000	12/20/42	4,209,188
2,470,964	GNMA	3.000	01/15/43	2,512,693
5,330,311	GNMA	3.000	01/15/43	5,438,811
3,136,883	GNMA	3.000	01/20/43	3,202,842
5,332,281	GNMA	3.000	02/20/43	5,446,052
3,213,458	GNMA	3.000	02/20/43	3,268,505
1,017,559	GNMA	3.000	04/15/43	1,038,206
1,015,254	GNMA	5.000	04/20/43	1,103,756
2,172,838	GNMA	3.000	05/20/43	2,219,201
3,365,904	GNMA	3.000	06/20/43	3,437,724
6,492,242	GNMA	3.500	06/20/43	6,796,399
7,255,916	GNMA	3.000	07/20/43	7,410,742
3,383,104	GNMA	3.500	07/20/43	3,535,701
4,951,636	GNMA	3.500	09/20/43	5,174,996
147

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,885,958		GNMA	4.000%	09/20/43	$2,001,339
1,692,206		GNMA	4.000	10/20/43	1,800,704
918,058		GNMA	3.500	11/20/43	959,471
2,057,520		GNMA	4.000	11/20/43	2,183,400
1,734,233		GNMA	4.500	12/20/43	1,851,326
1,824,802		GNMA	4.500	01/20/44	1,948,010
2,409,086		GNMA	3.500	02/20/44	2,517,763
3,444,253		GNMA	4.000	02/20/44	3,654,975
3,493,634		GNMA	4.000	05/20/44	3,706,582
3,634,524		GNMA	4.000	06/20/44	3,855,784
10,191,457		GNMA	3.500	07/20/44	10,627,402
2,745,569		GNMA	4.500	10/20/44	2,930,945
7,377,949		GNMA	3.500	11/20/44	7,678,600
9,713,729		GNMA	3.000	12/20/44	9,863,203
23,937,935		GNMA	3.500	02/20/45	24,921,951
10,346,355		GNMA	3.000	04/20/45	10,499,068
10,941,939		GNMA	3.000	06/20/45	11,103,443
11,355,717		GNMA	3.000	07/20/45	11,523,327
21,003,560		GNMA	4.000	11/20/45	22,269,562
11,621,461		GNMA	3.000	12/20/45	11,792,994
10,668,995		GNMA	3.500	12/20/45	11,106,789
13,060,856		GNMA	4.000	04/20/46	13,815,659
8,469,330		GNMA	3.000	05/20/46	8,594,337
36,873,482	h	GNMA	3.500	05/20/46	38,375,235
13,097,370		GNMA	3.000	06/20/46	13,290,688
8,374,744		GNMA	3.500	06/20/46	8,715,286
17,383,061		GNMA	3.500	08/20/46	18,089,906
9,269,001		GNMA	3.000	09/20/46	9,405,812
39,404,371		GNMA	3.500	09/20/46	41,006,666
9,531,316		GNMA	3.000	12/20/46	9,671,999
9,599,156		GNMA	3.000	01/20/47	9,740,840
14,161,108		GNMA	3.500	01/20/47	14,736,940
8,760,810		GNMA	4.000	01/20/47	9,238,441
28,878,929		GNMA	3.000	02/20/47	29,305,182
28,655,877		GNMA	3.500	02/20/47	29,821,108
24,300,359		GNMA	4.000	04/20/47	25,665,160
19,692,707		GNMA	3.500	05/20/47	20,493,470
9,911,759		GNMA	3.500	06/20/47	10,314,799
20,084,369		GNMA	3.000	08/20/47	20,380,815
24,949,052		GNMA	3.500	08/20/47	25,963,553
		TOTAL MORTGAGE BACKED			2,387,240,353

MUNICIPAL BONDS - 0.9%
200,000		Alabama Economic Settlement Authority	4.263	09/15/32	211,678
300,000		American Municipal Power	7.834	02/15/41	458,337
500,000		American Municipal Power	6.270	02/15/50	657,850
500,000		Bay Area Toll Authority	6.263	04/01/49	719,145
200,000		California State University	3.899	11/01/47	205,026
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	912,038
250,000		City of Chicago IL	7.375	01/01/33	286,992
300,000		City of Chicago IL	5.432	01/01/42	288,816
750,000		City Public Service Board of San Antonio TX	5.808	02/01/41	979,147
148

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Colorado Bridge Enterprise	6.078%	12/01/40	$193,095
200,000	Commonwealth Financing Authority	4.014	06/01/33	207,124
100,000	Commonwealth Financing Authority	4.144	06/01/38	104,392
200,000	Commonwealth of Massachusetts	4.200	12/01/21	211,124
500,000	Commonwealth of Massachusetts	5.731	06/01/40	646,185
100,000	Commonwealth of Massachusetts	3.277	06/01/46	95,763
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	211,864
200,000	County of Clark NV	6.820	07/01/45	292,688
350,000	Denver City & County School District No	4.242	12/15/37	367,836
200,000	District of Columbia	5.591	12/01/34	248,386
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	107,858
200,000	Energy Northwest	2.814	07/01/24	202,234
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	509,625
200,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	200,856
200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	201,058
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	199,366
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	176,242
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	197,064
12,962	Kentucky Asset Liability Commission	3.165	04/01/18	13,059
630,000	Los Angeles Unified School District	5.750	07/01/34	806,016
100,000	Massachusetts School Building Authority	5.715	08/15/39	126,262
200,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	208,142
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	134,032
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,279,331
650,000	Metropolitan Transportation Authority	7.336	11/15/39	987,298
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	598,065
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	315,935
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	620,915
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,180,862
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	505,123
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,459,720
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	898,832
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	378,126
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	730,107
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,199,198
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	644,560
600,000	New York State Dormitory Authority	5.289	03/15/33	705,564
130,000	New York State Dormitory Authority	5.628	03/15/39	163,718
545,000	New York State Dormitory Authority	5.600	03/15/40	693,425
400,000	New York State Urban Development Corp	5.838	03/15/40	500,848
100,000	Ohio State University	4.910	06/01/40	119,701
500,000	Ohio State University	3.798	12/01/46	512,740
200,000	Ohio State University	4.048	12/01/56	209,522
675,000	Ohio State Water Development Authority	4.879	12/01/34	781,083
750,000	Oregon School Boards Association	4.759	06/30/28	830,272
250,000	Oregon School Boards Association	5.680	06/30/28	297,527
100,000	Oregon State Department of Transportation	5.834	11/15/34	128,278
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	257,010
149

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Port Authority of New York & New Jersey	5.647%	11/01/40	$647,230
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	322,575
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,102,080
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	429,920
200,000	Port Authority of New York & New Jersey	4.810	10/15/65	232,910
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	118,850
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	975,496
500,000	South Carolina Public Service Authority	2.388	12/01/23	467,655
600,000	State of California	6.200	10/01/19	651,894
645,000	State of California	5.700	11/01/21	725,935
250,000	State of California	7.500	04/01/34	363,232
1,285,000	State of California	7.550	04/01/39	1,970,676
3,400,000	State of California	7.300	10/01/39	4,997,932
2,740,000	State of California	7.625	03/01/40	4,198,612
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	197,340
300,000	State of Connecticut	5.090	10/01/30	330,717
620,000	State of Connecticut	5.850	03/15/32	747,150
5,950,000	State of Illinois	5.100	06/01/33	6,017,235
1,295,000	State of Illinois	6.725	04/01/35	1,457,522
500,000	State of Illinois	5.650	12/01/38	519,300
500,000	State of Kansas Department of Transportation	4.596	09/01/35	565,655
272,060	State of Oregon	5.762	06/01/23	304,394
600,000	State of Texas	4.631	04/01/33	678,108
50,000	State of Texas	5.517	04/01/39	64,269
1,000,000	State of Texas	4.681	04/01/40	1,172,160
575,000	State of Texas Transportation Commission	5.028	04/01/26	656,144
500,000	State of Utah	3.539	07/01/25	529,960
200,000	State of Washington	5.090	08/01/33	236,046
200,000	State of Wisconsin	3.154	05/01/27	202,508
200,000	State of Wisconsin	3.954	05/01/36	205,250
604,000	State Public School Building Authority	5.000	09/15/27	662,799
100,000	Sumter Landing Community Development District	4.172	10/01/47	104,404
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,031,870
300,000	Tennessee Valley Authority	1.750	10/15/18	300,988
750,000	Tennessee Valley Authority	3.875	02/15/21	799,444
750,000	Tennessee Valley Authority	2.875	09/15/24	776,363
200,000	Tennessee Valley Authority	2.875	02/01/27	205,098
500,000	Tennessee Valley Authority	5.880	04/01/36	690,487
500,000	Tennessee Valley Authority	5.500	06/15/38	669,365
4,300,000	Tennessee Valley Authority	3.500	12/15/42	4,501,369
1,750,000	Tennessee Valley Authority	4.625	09/15/60	2,119,422
300,000	Tennessee Valley Authority	4.250	09/15/65	341,215
500,000	University of California	1.796	07/01/19	500,205
200,000	University of California	3.063	07/01/25	204,918
200,000	University of California	5.770	05/15/43	256,086
200,000	University of California	3.931	05/15/45	202,568
200,000	University of California	4.131	05/15/45	207,218
860,000	University of California	4.858	05/15/12	926,917
200,000	University of California	4.767	05/15/15	209,760
100,000	University of Pennsylvania	4.674	09/01/12	109,925
150

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	University of Southern California	3.028%	10/01/39	$280,853
200,000	University of Southern California	3.841	10/01/47	208,833
200,000	University of Southern California	5.250	10/01/11	244,262
700,000	University of Texas	4.794	08/15/46	845,110
200,000	University of Texas System	3.852	08/15/46	215,410
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	179,471
	TOTAL MUNICIPAL BONDS			75,260,175

U.S. TREASURY SECURITIES - 36.1%
9,000,000	United States Treasury Bond	5.250	11/15/28	11,538,281
26,060,000	United States Treasury Bond	5.250	02/15/29	33,531,891
21,250,000	United States Treasury Bond	4.500	02/15/36	27,317,871
6,400,000	United States Treasury Bond	5.000	05/15/37	8,742,500
4,644,000	United States Treasury Bond	4.375	02/15/38	5,898,243
61,983,000	United States Treasury Bond	3.500	02/15/39	69,943,942
18,850,000	United States Treasury Bond	4.375	11/15/39	23,974,844
12,585,000	United States Treasury Bond	3.875	08/15/40	14,958,944
11,185,000	United States Treasury Bond	4.250	11/15/40	14,028,874
26,350,000	United States Treasury Bond	4.375	05/15/41	33,683,740
10,000,000	United States Treasury Bond	3.750	08/15/41	11,680,859
13,300,000	United States Treasury Bond	3.125	11/15/41	14,062,672
4,550,000	United States Treasury Bond	3.125	02/15/42	4,809,315
22,000,000	United States Treasury Bond	3.000	05/15/42	22,743,359
10,000,000	United States Treasury Bond	2.750	08/15/42	9,873,828
4,000,000	United States Treasury Bond	2.750	11/15/42	3,945,938
10,250,000	United States Treasury Bond	2.875	05/15/43	10,325,273
6,500,000	United States Treasury Bond	3.625	08/15/43	7,453,164
2,000,000	United States Treasury Bond	3.750	11/15/43	2,342,734
7,615,000	United States Treasury Bond	3.625	02/15/44	8,745,054
2,500,000	United States Treasury Bond	3.375	05/15/44	2,754,102
14,000,000	United States Treasury Bond	3.125	08/15/44	14,759,609
16,750,000	United States Treasury Bond	3.000	11/15/44	17,248,574
16,000,000	United States Treasury Bond	2.500	02/15/45	14,913,750
22,000,000	United States Treasury Bond	3.000	05/15/45	22,638,516
16,000,000	United States Treasury Bond	2.875	08/15/45	16,061,875
10,750,000	United States Treasury Bond	3.000	11/15/45	11,055,703
22,000,000	United States Treasury Bond	2.500	02/15/46	20,449,688
27,000,000	United States Treasury Bond	2.500	05/15/46	25,073,086
10,000,000	United States Treasury Bond	2.250	08/15/46	8,786,719
18,300,000	United States Treasury Bond	2.875	11/15/46	18,348,609
28,000,000	United States Treasury Bond	3.000	02/15/47	28,782,031
3,500,000	United States Treasury Bond	3.000	05/15/47	3,598,848
19,500,000	United States Treasury Bond	2.750	08/15/47	19,062,773
8,500,000	United States Treasury Note	0.750	10/31/17	8,498,045
7,862,000	United States Treasury Note	2.375	05/31/18	7,918,201
15,000,000	United States Treasury Note	1.375	07/31/18	15,004,688
13,065,000	United States Treasury Note	2.250	07/31/18	13,161,967
40,350,000	United States Treasury Note	1.500	08/31/18	40,397,285
151

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$22,000,000	United States Treasury Note	1.375%	09/30/18	$21,998,281
28,000,000	United States Treasury Note	1.250	10/31/18	27,958,437
5,000,000	United States Treasury Note	1.000	11/30/18	4,977,148
11,000,000	United States Treasury Note	1.250	11/30/18	10,981,094
10,000,000	United States Treasury Note	0.750	02/15/19	9,908,594
30,000,000	United States Treasury Note	1.500	02/28/19	30,025,781
11,000,000	United States Treasury Note	1.625	03/31/19	11,030,937
40,750,000	United States Treasury Note	1.500	05/31/19	40,786,611
40,000,000	United States Treasury Note	1.625	06/30/19	40,109,375
18,000,000	United States Treasury Note	1.625	07/31/19	18,049,922
9,000,000	United States Treasury Note	1.250	08/31/19	8,960,625
50,500,000	United States Treasury Note	1.625	08/31/19	50,640,059
10,000,000	United States Treasury Note	0.875	09/15/19	9,883,203
38,500,000	United States Treasury Note	1.750	09/30/19	38,692,500
10,000,000	United States Treasury Note	1.000	10/15/19	9,900,391
29,000,000	United States Treasury Note	1.500	10/31/19	28,996,601
57,000,000	United States Treasury Note	1.500	11/30/19	56,984,414
33,500,000	United States Treasury Note	1.625	12/31/19	33,570,664
78,500,000	United States Treasury Note	1.375	02/29/20	78,159,629
5,000,000	United States Treasury Note	1.375	03/31/20	4,975,977
20,000,000	United States Treasury Note	1.375	04/30/20	19,896,094
50,000,000	United States Treasury Note	1.500	05/31/20	49,880,860
38,000,000	United States Treasury Note	1.500	06/15/20	37,910,938
45,000,000	United States Treasury Note	1.625	06/30/20	45,028,125
22,500,000	United States Treasury Note	1.625	07/31/20	22,507,031
4,000,000	United States Treasury Note	2.000	07/31/20	4,042,500
5,342,000	United States Treasury Note	2.625	08/15/20	5,492,452
34,000,000	United States Treasury Note	1.375	08/31/20	33,759,609
20,000,000	United States Treasury Note	1.375	09/15/20	19,857,812
30,000,000	United States Treasury Note	1.375	09/30/20	29,771,484
6,000,000	United States Treasury Note	2.000	09/30/20	6,062,578
40,000,000	United States Treasury Note	1.375	10/31/20	39,660,938
50,000,000	United States Treasury Note	1.625	11/30/20	49,917,969
5,000,000	United States Treasury Note	2.000	11/30/20	5,049,609
25,000,000	United States Treasury Note	1.750	12/31/20	25,041,015
48,500,000	United States Treasury Note	1.375	01/31/21	47,977,109
5,900,000	United States Treasury Note	3.625	02/15/21	6,272,668
16,000,000	United States Treasury Note	1.125	02/28/21	15,683,750
10,000,000	United States Treasury Note	2.000	02/28/21	10,094,141
50,000,000	United States Treasury Note	1.250	03/31/21	49,175,781
55,000,000	United States Treasury Note	1.375	04/30/21	54,291,016
65,000,000	United States Treasury Note	1.375	05/31/21	64,101,172
25,000,000	United States Treasury Note	1.125	06/30/21	24,414,063
39,000,000	United States Treasury Note	1.125	07/31/21	38,038,711
27,610,000	United States Treasury Note	2.125	08/15/21	27,954,047
40,000,000	United States Treasury Note	1.125	08/31/21	38,973,438
30,185,000	United States Treasury Note	1.125	09/30/21	29,382,032
50,000,000	United States Treasury Note	1.250	10/31/21	48,867,188
13,379,100	United States Treasury Note	8.000	11/15/21	16,666,387
57,000,000	United States Treasury Note	1.750	11/30/21	56,786,250
51,700,000	United States Treasury Note	2.000	12/31/21	52,002,930
24,300,000	United States Treasury Note	1.875	01/31/22	24,303,797
152

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$60,000,000	United States Treasury Note	1.875%	02/28/22	$59,997,656
3,000,000	United States Treasury Note	1.750	03/31/22	2,982,070
51,000,000	United States Treasury Note	1.875	03/31/22	50,964,141
92,000,000	United States Treasury Note	1.875	04/30/22	91,885,000
33,000,000	United States Treasury Note	1.750	05/31/22	32,773,125
30,000,000	United States Treasury Note	1.750	06/30/22	29,772,656
63,000,000	United States Treasury Note	1.875	07/31/22	62,842,500
55,000,000	United States Treasury Note	1.625	08/31/22	54,226,563
10,500,000	United States Treasury Note	1.625	11/15/22	10,334,297
12,000,000	United States Treasury Note	2.500	08/15/23	12,305,625
11,000,000	United States Treasury Note	1.375	08/31/23	10,580,195
13,000,000	United States Treasury Note	2.750	11/15/23	13,507,305
20,000,000	United States Treasury Note	2.125	11/30/23	20,053,906
15,000,000	United States Treasury Note	2.250	01/31/24	15,125,977
25,000,000	United States Treasury Note	2.125	03/31/24	24,994,141
26,000,000	United States Treasury Note	2.500	05/15/24	26,581,953
15,000,000	United States Treasury Note	1.875	08/31/24	14,726,367
42,005,000	United States Treasury Note	2.250	11/15/24	42,198,617
14,000,000	United States Treasury Note	2.000	02/15/25	13,803,125
37,000,000	United States Treasury Note	2.125	05/15/25	36,748,515
37,000,000	United States Treasury Note	2.000	08/15/25	36,351,055
30,000,000	United States Treasury Note	2.250	11/15/25	29,985,938
44,500,000	United States Treasury Note	1.625	02/15/26	42,287,168
30,000,000	United States Treasury Note	1.625	05/15/26	28,442,578
25,000,000	United States Treasury Note	1.500	08/15/26	23,399,414
15,600,000	United States Treasury Note	2.000	11/15/26	15,195,375
27,000,000	United States Treasury Note	2.250	02/15/27	26,824,922
27,000,000	United States Treasury Note	2.375	05/15/27	27,100,195
40,500,000	United States Treasury Note	2.250	08/15/27	40,205,742
	TOTAL U.S. TREASURY SECURITIES			3,079,765,253

	TOTAL GOVERNMENT BONDS			6,048,727,595
	(Cost $6,028,074,217)

STRUCTURED ASSETS - 2.3%

ASSET BACKED - 0.8%
291,792	American Airlines Pass Through Trust	4.950	01/15/23	312,605
400,521	American Airlines Pass Through Trust	4.000	07/15/25	419,946
257,349	American Airlines Pass Through Trust	3.700	10/01/26	265,713
271,177	American Airlines Pass Through Trust	3.375	05/01/27	273,211
185,796	American Airlines Pass Through Trust	3.600	09/22/27	191,565
190,319	American Airlines Pass Through Trust	3.575	01/15/28	196,028
170,450	American Airlines Pass Through Trust	3.200	06/15/28	170,501
300,000	American Airlines Pass Through Trust	3.650	02/15/29	308,550
1,885,000	American Express Credit Account Master Trust	1.930	09/15/22	1,887,324
	Series - 2017 1 (Class A)
414,685	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	414,758
	Series - 2013 2 (Class D)
27,025	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	27,034
	Series - 2013 3 (Class C)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	3,021,088
	Series - 2015 1 (Class C)
153

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,565,000		AmeriCredit Automobile Receivables Trust	2.730%	03/08/21	$1,580,264
		Series - 2015 3 (Class C)
955,000		AmeriCredit Automobile Receivables Trust	1.830	12/08/21	947,998
		Series - 2016 4 (Class B)
1,000,000		BMW Vehicle Lease Trust	2.180	06/22/20	1,004,233
		Series - 2017 1 (Class A4)
1,200,000		Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,204,197
		Series - 2015 A2 (Class A2)
1,000,000		CarMax Auto Owner Trust	1.520	02/16/21	997,872
		Series - 2016 2 (Class A3)
118,865		CenterPoint Energy Transition	3.460	08/15/19	119,398
		Series - 0 1 (Class A2)
434,983		CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	450,301
		Series - 2005 A (Class A5)
593,279		CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	595,860
		Series - 2012 1 (Class A2)
1,470,000		Chase Issuance Trust	1.370	06/15/21	1,460,153
		Series - 2016 A2 (Class A)
2,500,000		Chase Issuance Trust	1.270	07/15/21	2,477,787
		Series - 2016 A5 (Class A5)
1,600,000		Chase Issuance Trust	1.840	04/15/22	1,598,623
		Series - 2015 A4 (Class A4)
1,000,000		Chase Issuance Trust	2.770	03/15/23	1,023,255
		Series - 2014 A2 (Class A2)
1,000,000		Chase Issuance Trust	2.160	09/16/24	998,174
		Series - 2012 A7 (Class A7)
310,000		CitiBank Credit Card Issuance Trust	5.350	02/07/20	314,342
		Series - 2008 A1 (Class A1)
2,000,000		CitiBank Credit Card Issuance Trust	2.150	07/15/21	2,012,990
		Series - 2014 A6 (Class A6)
2,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,054,839
		Series - 0 A1 (Class A1)
1,250,000		CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,251,532
		Series - 2016 A2 (Class A2)
650,000	i	CSAIL Commercial Mortgage Trust	4.911	01/15/49	678,962
		Series - 2016 C6 (Class C)
500,000		CSAIL Commercial Mortgage Trust	2.608	11/15/49	497,167
		Series - 2016 C7 (Class A3)
1,250,000		CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,269,537
		Series - 2015 C1 (Class A2)
1,000,000		Discover Card Execution Note Trust	2.120	12/15/21	1,005,766
		Series - 2014 A4 (Class A4)
3,500,000		Discover Card Execution Note Trust	1.880	02/15/23	3,492,083
		Series - 2017 A6 (Class A6)
8,193		FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	8,218
		Series - 2010 K007 (Class A1)
1,940,748		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	1,924,696
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,002,036
		Series - 2012 K023 (Class A2)
154

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$344,977		FHLMC Multifamily Structured Pass Through Certificates	2.779%	09/25/22	$351,133
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	504,304
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	507,020
		Series - 2013 K027 (Class A2)
75,460		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	76,775
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,101,078
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,852,661
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,588,684
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,080,709
		Series - 2015 K045 (Class A2)
1,135,000		Ford Credit Floorplan Master Owner Trust A	1.950	11/15/21	1,135,283
		Series - 2016 5 (Class A1)
1,000,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	999,643
		Series - 2016 2 (Class A3)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	227,835
		Series - 2014 B (Class C)
1,500,000		Hyundai Auto Receivables Trust	1.770	01/18/22	1,496,942
		Series - 2017 B (Class A3)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	2,009,201
		Series - 2015 B (Class C)
1,500,000		Hyundai Auto Receivables Trust	1.960	02/15/23	1,493,495
		Series - 2017 B (Class A4)
950,000		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	944,854
		Series - 2016 1 (Class A3)
1,000,000		Nissan Auto Receivables Owner Trust	1.180	01/15/21	992,722
		Series - 2016 C (Class A3)
10,519		Residential Funding Mortgage Securities II, Inc (Step Bond)	6.060	02/25/36	11,010
		Series - 2006 HI1 (Class M2)
544,741		Santander Drive Auto Receivables Trust	2.360	04/15/20	545,583
		Series - 2014 2014-1 (Class C)
511,586		Santander Drive Auto Receivables Trust	2.460	06/15/20	513,567
		Series - 2014 5 (Class C)
910,000		Santander Drive Auto Receivables Trust	3.090	04/15/22	920,186
		Series - 2016 1 (Class C)
255,697		United Airlines Pass Through Trust	4.300	08/15/25	271,563
		Series - 0 2013-1 Cl (Class )
265,589		United Airlines Pass Through Trust	3.750	09/03/26	275,044
		Series - 0 2014-2 Cl (Class )
155

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$190,330		United Airlines Pass Through Trust	3.450%	12/01/27	$194,841
200,000		United Airlines Pass Through Trust	3.100	07/07/28	199,714
200,000		United Airlines Pass Through Trust	3.450	07/07/28	202,750
400,000		United Airlines Pass Through Trust	2.875	10/07/28	392,760
147,653		US Airways Pass Through Trust	4.625	06/03/25	157,989
241,665		US Airways Pass Through Trust	3.950	11/15/25	252,250
15,000	g	Vornado DP LLC	4.004	09/13/28	15,756
		Series - 2010 VNO (Class A2FX)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,228,912
		Series - 2015 B (Class A)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,060,419
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			66,063,289

OTHER MORTGAGE BACKED - 1.5%
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	3,132,233
		Series - 2017 C1 (Class A4)
37,373		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	37,357
		Series - 2007 PW18 (Class A4)
1,000,000	i	CD Commercial Mortgage Trust	3.526	11/10/49	1,033,553
		Series - 2016 CD2 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	2,082,185
		Series - 2017 CD3 (Class A4)
1,000,000		CD Commercial Mortgage Trust	3.025	08/15/50	1,024,618
		Series - 2017 CD5 (Class A2)
2,500,000		CD Commercial Mortgage Trust	3.431	08/15/50	2,555,953
		Series - 2017 CD5 (Class A4)
1,000,000	i	CD Mortgage Trust	3.684	08/15/50	1,026,600
		Series - 2017 CD5 (Class AS)
749,888		Citigroup Commercial Mortgage Trust	1.987	04/10/46	750,646
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,080,035
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	272,188
		Series - 2014 2014-GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	460,495
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	520,900
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	1,006,998
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,015,581
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,037,275
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	2,029,215
		Series - 2016 GC37 (Class A4)
500,000	i	Citigroup Commercial Mortgage Trust	3.576	04/10/49	502,032
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,464,692
		Series - 2016 C2 (Class A4)
156

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$48,964	i	Citigroup Commercial Mortgage Trust	6.427%	12/10/49	$48,940
		Series - 2008 2008-C7 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.465	09/15/50	1,022,773
		Series - 2017 P8 (Class A4)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,556,789
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	610,350
		Series - 2012 LC4 (Class AM)
471,155		COMM Mortgage Trust	2.752	08/15/45	477,439
		Series - 2012 CR2 (Class ASB)
529,281		COMM Mortgage Trust	1.906	01/10/46	529,255
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	405,532
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	538,065
		Series - 0 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,070,312
		Series - 2013 CR12 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	11/12/46	2,025,850
		Series - 2013 CR13 (Class A2)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,012,471
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	529,649
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	982,153
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,067,639
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,052,207
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,043,825
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,038,361
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,047,036
		Series - 2014 CR21 (Class B)
2,250,000		COMM Mortgage Trust	3.183	02/10/48	2,277,955
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.404	02/10/48	1,013,050
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,779,126
		Series - 2015 LC21 (Class A4)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	1,023,372
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,050,399
		Series - 2015 CR25 (Class A4)
1,500,000		COMM Mortgage Trust	3.221	10/10/48	1,536,734
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,570,223
		Series - 2015 LC23 (Class A4)
300,000	i	COMM Mortgage Trust	6.267	12/10/49	299,691
		Series - 2008 LS1 (Class ASM)
500,000		COMM Mortgage Trust	4.258	08/10/50	540,553
		Series - 2013 CR11 (Class A4)
157

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		DBJPM	2.691%	05/10/49	$2,020,599
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,558,957
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,011,941
		Series - 2016 C1 (Class AM)
368,326		GS Mortgage Securities Corp II	3.314	01/10/45	374,761
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	304,603
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	304,383
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	820,147
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,811,379
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	518,453
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	207,446
		Series - 0 GCJ7 (Class B)
27,819		GS Mortgage Securities Trust	1.840	02/10/46	27,817
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	511,198
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	537,144
		Series - 2013 GC16 (Class AAB)
178,443		GS Mortgage Securities Trust	2.924	01/10/47	180,482
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,068,110
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,538,859
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,918,443
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,510,331
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.924	11/10/49	1,337,918
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	1,020,958
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,530,472
		Series - 2017 GS7 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	96,718
		Series - 2009 IWST (Class A2)
1,289		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	1,288
		Series - 2004 LN2 (Class A2)
1,690	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.138	04/17/45	1,689
		Series - 2006 LDP7 (Class AM)
158

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.307%	05/15/45	$307,855
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	311,139
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	532,506
		Series - 2013 C13 (Class A4)
414,135		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	438,207
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	536,577
		Series - 2013 C16 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	417,718
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	303,182
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	511,611
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	582,994
		Series - 2013 C10 (Class AS)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.822	08/15/49	981,079
		Series - 2016 JP2 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	525,921
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,524,207
		Series - 2014 C24 (Class A2)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.322	07/15/48	2,071,072
		Series - 2015 C30 (Class A3)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,739,405
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,108,339
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,099,630
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,036,832
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	520,581
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.905	03/15/49	536,516
		Series - 2016 C1 (Class B)
1,000,000		JPMCC Commercial Mortgage Securities Trust	3.038	09/15/50	1,022,873
		Series - 2017 JP7 (Class A2)
2,500,000		JPMCC Commercial Mortgage Securities Trust	3.454	09/15/50	2,564,883
		Series - 2017 JP7 (Class A5)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	1,027,929
		Series - 2016 C2 (Class B)
159

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$154,028	i	LB-UBS Commercial Mortgage Trust	5.452%	09/15/39	$123,059
		Series - 2006 C6 (Class AJ)
184,248	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	184,192
		Series - 2007 C6 (Class AM)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	164,954
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	61,029
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	760,976
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	510,173
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	241,043
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	209,432
		Series - 2013 2013-C12 (Class ASB)
388,879		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	393,899
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	590,114
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,309,813
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,111,383
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,548,033
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	1,021,041
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,049,321
		Series - 2015 C24 (Class A4)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	2,069,553
		Series - 2017 C33 (Class A5)
216,665		Morgan Stanley Capital I Trust	5.569	12/15/44	216,862
		Series - 2007 HQ13 (Class A3)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,288,476
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	554,215
		Series - 2016 UBS9 (Class A4)
44,906		Morgan Stanley Capital I Trust	4.770	07/15/56	44,865
		Series - 0 IQ9 (Class AJ)
67,601	i	TIAA Seasoned Commercial Mortgage Trust	5.475	08/15/39	68,218
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,534,837
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	515,948
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,041,751
		Series - 2012 C2 (Class A4)
357,264		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	369,898
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	108,601
		Series - 2012 C1 (Class B)
160

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		UBS Commercial Mortgage Trust	2.998%	08/15/50	$1,021,581
		Series - 2017 C3 (Class A2)
1,500,000		UBS Commercial Mortgage Trust	3.426	08/15/50	1,531,436
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	1,017,706
		Series - 2017 C3 (Class AS)
1,000,000	h	UBS Commercial Mortgage Trust	3.147	10/15/50	1,029,980
		Series - 2017 C4 (Class A2)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	905,187
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,091,556
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	499,676
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	1,935,676
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	475,981
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	998,352
		Series - 2016 NXS6 (Class AS)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	115,723
		Series - 2016 C33 (Class C)
250,000	i	WF-RBS Commercial Mortgage Trust	4.981	06/15/45	255,426
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	409,186
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	787,950
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	620,408
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	506,542
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,060,233
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,113,597
		Series - 2014 C20 (Class A3)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	513,759
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			131,079,098

		TOTAL STRUCTURED ASSETS			197,142,387
		(Cost $196,468,397)

		TOTAL BONDS			8,458,454,349
		(Cost $8,376,969,536)
161

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.4%
$25,000,000	Federal Home Loan Bank (FHLB)	0.700%	10/02/17	$25,000,000
14,545,000	FHLB	1.001	10/11/17	14,541,393
	TOTAL GOVERNMENT AGENCY DEBT			39,541,393

TREASURY DEBT - 0.5%
14,080,000	United States Treasury Bill	0.920	10/05/17	14,079,152
12,270,000	United States Treasury Bill	0.961	10/12/17	12,266,861
15,540,000	United States Treasury Bill	0.932	10/26/17	15,530,288
	TOTAL TREASURY DEBT			41,876,301

	TOTAL SHORT-TERM INVESTMENTS			81,417,694
	(Cost $81,415,388)

	TOTAL INVESTMENTS - 100.3%			8,539,872,043
	(Cost $8,458,384,924)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%			(28,138,944)
	NET ASSETS - 100.0%			$8,511,733,099

Abbreviation(s):
DGS1	1-Year Treasury Constant Maturity Rate
ISR	Intercontinental Exchange Swap Rate
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
Y	Year

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2017, the aggregate value of these securities was $52,643,325 or 0.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
162

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 3.6%

AUTOMOBILES & COMPONENTS - 0.1%
$1,945,350	i	Dealer Tire LLC	LIBOR 3 M + 3.750%	5.080%	12/22/21	$1,961,166
2,785,094	i	Gates Global LLC	LIBOR 3 M + 3.250%	4.580	04/01/24	2,795,538
		TOTAL AUTOMOBILES & COMPONENTS				4,756,704

CAPITAL GOODS - 0.1%
940,385	i	Manitowoc Foodservice, Inc	LIBOR 3 M + 2.750%	3.990	03/03/23	945,867
398,006	i	Penn Engineering & Manufacturing Corp	LIBOR 1 M + 2.750%	3.990	06/27/24	398,878
496,258	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 4.000%	5.240	11/20/23	500,292
2,523,357	i	TransDigm, Inc	LIBOR 1 and 3 M + 3.000%	4.240	06/09/23	2,529,413
		TOTAL CAPITAL GOODS				4,374,450

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
2,597,532	i	C.H.I Overhead Doors Inc	LIBOR 3 M + 3.250%	4.580	07/31/22	2,587,791
1,995,000	i	Clean Harbors, Inc	LIBOR 3 M + 2.000%	3.239	06/28/24	2,001,643
2,977,547	i	Creative Artists Agency LLC	LIBOR 1 M + 3.500%	6.750	02/15/24	2,986,867
300,000	i	Donnelley Financial Solutions, Inc	LIBOR 1 M + 4.000%	7.250	09/29/23	301,314
3,148,076	i	ProQuest LLC	LIBOR 1 M + 3.750%	4.985	10/24/21	3,178,235
3,198,399	i	Trans Union LLC	LIBOR 1 M + 2.000%	3.240	04/07/23	3,189,891
201,037	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.250	05/14/22	201,667
1,147,935	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.490	05/16/22	1,151,528
1,193,763	i	XPO Logistics, Inc	LIBOR 3 M + 2.250%	3.550	11/01/21	1,195,852
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				16,794,788

CONSUMER DURABLES & APPAREL - 0.0%
1,472,054	i	Academy Ltd	LIBOR 1 M + 4.000%	5.310	07/01/22	991,811
984,887	i	FullBeauty Brands Holdings Corp	LIBOR 3 M + 4.750%	5.990	10/14/22	727,586
		TOTAL CONSUMER DURABLES & APPAREL				1,719,397

CONSUMER SERVICES - 0.7%
2,786,306	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	5.080	07/28/22	2,776,442
4,653,450	i	Jackson Hewitt Tax Service, Inc	LIBOR 3 M + 7.000%	8.310	07/30/20	4,467,312
3,322,430	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	5.080	08/12/22	3,307,911
1,485,000	i	Monitronics International, Inc	LIBOR 3 M + 5.500%	6.830	09/30/22	1,472,006
987,500	i	nThrive Inc	LIBOR 1 M + 4.500%	5.726	10/20/22	989,969
1,646,673	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	3.990	05/02/22	1,659,945
2,300,000	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 3.250%	4.490	08/14/24	2,302,162
4,813,015	i	Spin Holdco, Inc	LIBOR 3 M + 3.750%	5.010	11/14/22	4,833,470
3,573,856	i	Sterling Midco Holdings, Inc	LIBOR 3 M + 4.750%	5.485	06/19/24	3,578,323
		TOTAL CONSUMER SERVICES				25,387,540

ENERGY - 0.1%
1,435,000	i	California Resources Corp	LIBOR 1 M + 10.375%	11.610	12/31/21	1,527,558
163

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,000,000	i	Ultra Resources, Inc	LIBOR 2 M + 3.000%	4.310%	04/12/24	$2,992,500
		TOTAL ENERGY				4,520,058

FOOD & STAPLES RETAILING - 0.2%
2,384,068	i	Albertsons LLC	LIBOR 1 and 3 M + 2.750%	3.990	08/25/21	2,296,525
113,432	i	Albertsons LLC	LIBOR 3 M + 3.000%	4.320	06/22/23	108,895
1,150,000	i	Give & Go Prepared Foods Corp	LIBOR 3 M + 4.250%	5.560	07/29/23	1,164,375
1,000,000	i	Rite Aid Corp	LIBOR 1 M + 4.750%	5.990	08/21/20	1,006,670
1,500,000	i	Rite Aid Corp	LIBOR 1 M + 3.875%	5.105	06/21/21	1,504,995
		TOTAL FOOD & STAPLES RETAILING				6,081,460

FOOD, BEVERAGE & TOBACCO - 0.0%
1,596,000	i	Post Holdings, Inc	LIBOR 1 M + 2.250%	3.490	05/24/24	1,599,096
		TOTAL FOOD, BEVERAGE & TOBACCO				1,599,096

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
645,135	i	Change Healthcare Holdings LLC	LIBOR 3 M + 2.750%	3.990	03/01/24	646,587
2,375,714	i	Cotiviti Corp	LIBOR 3 M + 2.500%	3.840	09/28/23	2,378,684
99,499	i	Envision Healthcare Corp	LIBOR 1 M + 3.000%	4.240	12/01/23	99,686
857,412	i	Greatbatch Ltd	LIBOR 1 M + 3.500%	4.740	10/27/22	862,059
1,275,000	i	inVentiv Group Holdings, Inc	LIBOR 3 M + 2.250%	3.490	08/01/24	1,278,901
1,969,849	i	Onex Schumacher Finance LP	LIBOR 1 M + 4.000%	5.240	07/29/22	1,964,925
223,313	i	Press Ganey Holdings, Inc	LIBOR 1 M + 3.250%	4.490	10/23/23	224,291
2,546,770	h,i	Surgery Center Holdings, Inc	LIBOR 1 M + 3.250%	4.490	09/03/24	2,524,486
3,640,875	i	Tennessee Merger Sub, Inc	LIBOR 3 M + 2.750%	3.990	02/06/24	3,570,351
3,258,750	i	VCVH Holding Corp	LIBOR 3 M + 5.000%	6.340	06/01/23	3,283,191
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				16,833,161

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,050,000	i	Sally Holdings LLC	LIBOR 1 M + 2.500%	3.750	07/05/24	1,047,375
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				1,047,375

INSURANCE - 0.1%
224,438	i	Acrisure LLC	LIBOR 2 M + 5.000%	6.270	11/22/23	226,868
483,045	i	AssuredPartners, Inc	LIBOR 1 M + 3.500%	4.730	10/21/22	483,446
1,995,000	h,i	Asurion LLC	LIBOR 1 M + 2.750%	3.990	08/04/22	1,999,987
350,145	i	Asurion LLC	LIBOR 1 M + 3.000%	4.267	11/03/23	351,557
800,000	i	Asurion LLC	LIBOR 1 M + 6.000%	7.240	08/04/25	817,504
		TOTAL INSURANCE				3,879,362

MATERIALS - 0.0%
798,000	i	Flex Acquisition Company, Inc	LIBOR 3 M + 3.000%	4.335	12/31/23	799,748
1,373,445	i	Plaze, Inc	LIBOR 1 M + 3.500%	4.830	07/29/22	1,378,595
744,387	i	Quikrete Holdings, Inc	LIBOR 3 M + 2.750%	3.990	11/15/23	743,791
800,000	i	Solenis International LP	LIBOR 3 M + 6.750%	8.070	07/29/22	794,664
196,512	h	Tronox Blocked Borrower LLC		3.000	09/13/24	197,207
453,488	h	Tronox Finance LLC		3.000	10/31/24	455,094
		TOTAL MATERIALS				4,369,099

MEDIA - 0.3%
2,428,776	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	5.080	07/08/22	2,430,306
1,554,697	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	3.480	07/17/25	1,544,701
164

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$861,095	i	EIG Investors Corp	LIBOR 3 M + 4.000%	5.320%	02/09/23	$869,240
520,313	i	Lions Gate Entertainment Corp	LIBOR 1 M + 3.000%	4.240	12/08/23	524,215
63,097	i	Mission Broadcasting, Inc	LIBOR 3 M + 2.500%	3.740	01/17/24	63,244
504,021	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	3.740	01/17/24	505,190
1,542,096	i	Time, Inc	LIBOR 1 M + 3.250%	4.490	04/26/21	1,542,096
3,167,799	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	3.990	03/15/24	3,138,117
1,346,642	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.750%	3.980	01/31/25	1,351,194
		TOTAL MEDIA				11,968,303

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,825,000	i	Alphabet Holding Co, Inc	LIBOR 3 M + 3.500%	4.830	09/15/24	1,802,187
136,488	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 4.750%	5.990	04/01/22	138,890
1,462,417	i	Vizient, Inc	LIBOR 1 M + 3.500%	4.740	02/13/23	1,471,557
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				3,412,634

REAL ESTATE - 0.2%
1,500,000	i	ACOF V DP Acquiror LLC	LIBOR 3 M + 3.000%	4.320	08/15/24	1,499,070
3,825,946	i	DTZ US Borrower LLC	LIBOR 3 M + 3.250%	4.560	11/04/21	3,832,795
320,125	i	MGM Growth Properties LLC	LIBOR 1 M + 2.250%	3.490	04/25/23	321,047
		TOTAL REAL ESTATE				5,652,912

RETAILING - 0.3%
2,992,547	i	Bass Pro Group LLC	LIBOR 1 M + 5.000%	6.240	12/15/23	2,815,478
979,426	i	Men’s Wearhouse, Inc	LIBOR 3 M + 3.500%	4.810	06/18/21	953,413
2,957,160	i	PetSmart, Inc	LIBOR 1 M + 3.000%	4.240	03/11/22	2,493,861
1,500,000		Sally Holdings LLC		4.500	07/05/24	1,496,250
2,000,000	h,i	Staples, Inc	LIBOR 3 M + 4.000%	5.310	08/14/24	1,990,360
		TOTAL RETAILING				9,749,362

SOFTWARE & SERVICES - 0.3%
2,673,043	i	DTI Holdco, Inc	LIBOR 3 M + 5.250%	6.560	09/30/23	2,559,438
1,321,708	i	First Data Corp	LIBOR 1 M + 2.250%	3.490	07/08/22	1,323,546
945,243	i	Infor US, Inc	LIBOR 3 M + 2.750%	4.080	02/01/22	942,587
437,500	i	Match Group, Inc	LIBOR 3 M + 2.500%	3.810	11/16/22	440,234
2,119,991	i	Mitchell International, Inc	LIBOR 3 M + 3.500%	4.810	10/13/20	2,130,146
3,000,000	i	Mitchell International, Inc	LIBOR 3 M + 7.500%	8.810	10/11/21	3,019,680
127,631	i	SS&C European Holdings SARL	LIBOR 1 M + 2.250%	3.490	07/08/22	128,163
2,413,452	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	3.490	07/08/22	2,423,517
		TOTAL SOFTWARE & SERVICES				12,967,311

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,149,907	i	MKS Instruments, Inc	LIBOR 1 M + 2.250%	3.490	05/01/23	1,158,048
1,175,000	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.490	07/05/23	1,182,344
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				2,340,392

TELECOMMUNICATION SERVICES - 0.0%
1,182,068	i	CNT Holdings III Corp	LIBOR 2 M + 3.250%	4.530	01/22/23	1,162,859
		TOTAL TELECOMMUNICATION SERVICES				1,162,859

UTILITIES - 0.0%
992,513	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	5.240	07/14/23	966,459
		TOTAL UTILITIES				966,459

		TOTAL BANK LOAN OBLIGATIONS				139,582,722
		(Cost $140,390,010)
165

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BONDS - 95.0%

CORPORATE BONDS - 33.0%

AUTOMOBILES & COMPONENTS - 0.8%
$350,000	g	Adient Global Holdings Ltd		4.875%	08/15/26	$357,875
720,000	g	Allison Transmission, Inc		5.000	10/01/24	747,252
1,900,000	g	BMW US Capital LLC		2.000	04/11/21	1,886,063
1,500,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	1,620,000
950,000		Delphi Automotive plc		3.150	11/19/20	971,814
1,000,000		Ford Motor Co		7.450	07/16/31	1,294,453
2,575,000		General Motors Co		3.500	10/02/18	2,616,730
2,300,000		General Motors Co		4.200	10/01/27	2,332,524
1,350,000		General Motors Co		6.600	04/01/36	1,601,012
1,325,000		General Motors Co		6.250	10/02/43	1,513,509
750,000		General Motors Co		6.750	04/01/46	902,996
1,325,000		General Motors Co		5.400	04/01/48	1,372,806
800,000		Goodyear Tire & Rubber Co		5.000	05/31/26	834,000
2,000,000	g	Hyundai Capital America		3.250	09/20/22	1,995,989
2,400,000	g	Hyundai Capital Services, Inc		3.000	03/06/22	2,378,725
3,000,000	g	Hyundai Capital Services, Inc		3.000	08/29/22	2,958,536
250,000	g,o	IHO Verwaltungs GmbH		4.125	09/15/21	254,375
250,000	g,o	IHO Verwaltungs GmbH		4.500	09/15/23	254,375
250,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	254,688
1,450,000		Magna International, Inc		3.625	06/15/24	1,496,534
1,850,000	g	Schaeffler Finance BV		4.750	05/15/23	1,907,813
600,000		Tenneco, Inc		5.000	07/15/26	615,000
175,000	g	ZF North America Capital, Inc		4.500	04/29/22	183,969
350,000	g	ZF North America Capital, Inc		4.750	04/29/25	369,250
		TOTAL AUTOMOBILES & COMPONENTS				30,720,288

BANKS - 5.0%
1,900,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5 Y + 5.026%	7.200	03/16/27	2,013,624
1,500,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	1,501,455
1,500,000	g	Banco de Bogota S.A.		6.250	05/12/26	1,635,750
1,650,000	g	Banco General S.A.		4.125	08/07/27	1,650,908
3,000,000	g	Banco Nacional de Comercio Exterior SNC		4.375	10/14/25	3,135,000
5,000,000		Bank of America Corp		1.950	05/12/18	5,007,086
1,000,000		Bank of America Corp		5.490	03/15/19	1,044,806
10,000,000		Bank of America Corp		2.250	04/21/20	10,020,591
3,225,000		Bank of America Corp		2.151	11/09/20	3,215,291
2,150,000		Bank of America Corp		3.875	08/01/25	2,251,344
4,200,000		Bank of America Corp		3.248	10/21/27	4,113,973
5,625,000		Bank of America Corp		3.593	07/21/28	5,669,683
5,000,000	g	Bank of Montreal		2.500	01/11/22	5,025,208
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	955,308
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		3.250	09/08/24	1,269,978
1,550,000		Barclays plc		3.650	03/16/25	1,553,402
166

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$650,000	g	BNP Paribas S.A.		3.800%	01/10/24	$675,452
650,000	g	BPCE S.A.		3.000	05/22/22	653,383
375,000		Branch Banking & Trust Co		2.300	10/15/18	377,066
2,000,000		Capital One Bank USA NA		1.500	03/22/18	1,998,720
2,350,000		Capital One Bank USA NA		2.950	07/23/21	2,380,876
2,000,000		Capital One Bank USA NA		2.650	08/08/22	1,986,947
300,000		Capital One Bank USA NA		3.375	02/15/23	304,350
5,000,000		CitiBank NA		2.100	06/12/20	5,007,666
9,200,000		Citigroup, Inc		3.200	10/21/26	9,064,074
2,150,000		Citigroup, Inc		3.668	07/24/28	2,165,966
1,525,000		Citizens Bank NA		2.650	05/26/22	1,524,914
1,325,000		Compass Bank		2.875	06/29/22	1,318,316
2,700,000		Cooperatieve Rabobank UA		2.500	01/19/21	2,727,277
6,825,000		Cooperatieve Rabobank UA		3.750	07/21/26	6,921,490
700,000	g	Cooperatieve Rabobank UA		11.000	12/30/49	791,000
1,150,000	g	Credit Agricole S.A.		2.500	04/15/19	1,160,658
1,075,000	g	Credit Agricole S.A.		2.375	07/01/21	1,074,636
1,675,000	g	Credit Agricole S.A.		3.250	10/04/24	1,676,486
1,206,000		Discover Bank		3.200	08/09/21	1,230,111
450,000		Discover Bank		3.450	07/27/26	442,170
500,000	g	HSBC Bank plc		4.125	08/12/20	526,578
4,075,000		HSBC Holdings plc		2.650	01/05/22	4,083,015
2,575,000		HSBC Holdings plc		3.262	03/13/23	2,627,509
2,500,000		HSBC Holdings plc		3.900	05/25/26	2,615,445
750,000		HSBC Holdings plc		4.375	11/23/26	781,917
1,250,000		HSBC Holdings plc		4.041	03/13/28	1,304,832
675,000	i	HSBC Holdings plc	USD ICE SWAP 11:00 NY 5 Y + 3.746%	6.000	12/30/49	705,983
3,700,000		HSBC USA, Inc		1.625	01/16/18	3,701,378
2,625,000		Huntington National Bank		2.500	08/07/22	2,609,495
1,000,000		JPMorgan Chase & Co		1.800	01/25/18	1,000,771
5,000,000		JPMorgan Chase & Co		2.250	01/23/20	5,025,759
3,275,000		JPMorgan Chase & Co		2.295	08/15/21	3,271,707
2,175,000		JPMorgan Chase & Co		2.776	04/25/23	2,186,177
700,000		JPMorgan Chase & Co		2.700	05/18/23	699,940
5,000,000		JPMorgan Chase & Co		3.875	09/10/24	5,202,714
2,000,000		JPMorgan Chase & Co		3.200	06/15/26	1,984,514
4,075,000		JPMorgan Chase & Co		2.950	10/01/26	3,986,540
2,325,000		JPMorgan Chase & Co		3.882	07/24/38	2,339,093
400,000		JPMorgan Chase & Co		5.150	12/30/49	415,000
775,000		KeyBank NA		2.500	12/15/19	783,908
2,750,000		KeyBank NA		2.300	09/14/22	2,724,100
675,000		Lloyds Banking Group plc		3.000	01/11/22	680,405
775,000	g	Macquarie Bank Ltd		2.600	06/24/19	781,122
2,200,000		Manufacturers & Traders Trust Co		2.100	02/06/20	2,201,835
4,000,000		Mitsubishi UFJ Financial Group, Inc		3.287	07/25/27	3,981,366
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp		2.450	10/16/19	1,736,553
2,650,000		National Australia Bank Ltd		2.500	07/12/26	2,520,104
1,675,000		PNC Bank NA		2.200	01/28/19	1,683,749
2,025,000		PNC Bank NA		2.250	07/02/19	2,039,937
3,500,000		PNC Bank NA		2.600	07/21/20	3,552,555
3,000,000		PNC Bank NA		2.950	01/30/23	3,035,010
2,500,000		PNC Financial Services Group, Inc		3.900	04/29/24	2,630,499
167

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$975,000	g	Santander Holdings USA, Inc		4.400%	07/13/27	$995,000
3,000,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	3,039,237
2,000,000		Sumitomo Mitsui Banking Corp		2.500	07/19/18	2,013,676
1,500,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	1,511,741
2,800,000		Sumitomo Mitsui Financial Group, Inc		2.442	10/19/21	2,785,304
1,350,000		SunTrust Banks, Inc		2.900	03/03/21	1,372,920
575,000		SunTrust Banks, Inc		2.750	05/01/23	572,155
575,000		Synchrony Bank		3.000	06/15/22	573,410
3,475,000	g	TC Ziraat Bankasi AS.		5.125	09/29/23	3,475,000
2,700,000		Toronto-Dominion Bank		1.850	09/11/20	2,688,303
475,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	472,700
2,500,000	g,i	Turkiye Garanti Bankasi AS.	USD SWAP SEMI 30/360 5 Y + 4.220%	6.125	05/24/27	2,503,625
400,000		UnionBanCal Corp		3.500	06/18/22	413,237
1,700,000	i	Westpac Banking Corp	ISR USD 11:00 5 Y + 2.236%	4.322	11/23/31	1,745,890
825,000	i	Westpac Banking Corp	ISR USD 11:00 5 Y + 2.888%	5.000	12/30/49	823,874
2,400,000	g	Yapi ve Kredi Bankasi AS.		5.850	06/21/24	2,415,125
2,000,000	g	Zenith Bank plc		7.375	05/30/22	2,065,600
		TOTAL BANKS				196,431,272

CAPITAL GOODS - 0.8%
2,000,000	g	Adani Ports & Special Economic Zone Ltd		3.950	01/19/22	2,052,318
1,200,000		Air Lease Corp		3.875	04/01/21	1,253,031
1,300,000		Anixter, Inc		5.125	10/01/21	1,397,500
600,000	g	Cloud Crane LLC		10.125	08/01/24	666,000
150,000		Eaton Corp		4.000	11/02/32	155,821
1,650,000		Embraer Netherlands Finance BV		5.400	02/01/27	1,786,950
75,000		General Electric Co		5.250	12/06/17	75,523
1,525,000	g	Gold Fields Orogen Holding BVI Ltd		4.875	10/07/20	1,566,937
1,675,000		Lockheed Martin Corp		2.500	11/23/20	1,699,684
750,000		Manitowoc Foodservice, Inc		9.500	02/15/24	861,563
1,475,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	1,484,300
375,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	383,860
2,200,000	g	Myriad International Holdings BV		4.850	07/06/27	2,274,367
1,675,000	g	Parker-Hannifin Corp		3.250	03/01/27	1,686,597
1,750,000		Rockwell Collins, Inc		3.500	03/15/27	1,783,490
675,000		Roper Technologies, Inc		3.800	12/15/26	694,537
2,250,000	g	Siemens Financieringsmaatschappij NV		1.700	09/15/21	2,209,682
2,250,000	g	Siemens Financieringsmaatschappij NV		2.350	10/15/26	2,127,510
1,790,000	g	Stena AB		7.000	02/01/24	1,713,925
475,000		Textron, Inc		3.875	03/01/25	492,542
2,350,000		Timken Co		3.875	09/01/24	2,372,347
1,570,000	g	TSMC Global Ltd		1.625	04/03/18	1,567,292
710,000	g	Tupy Overseas S.A.		6.625	07/17/24	747,637
1,650,000		United Technologies Corp		3.750	11/01/46	1,590,155
		TOTAL CAPITAL GOODS				32,643,568
168

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
$750,000		AECOM	5.750%	10/15/22	$781,500
3,150,000		AECOM	5.875	10/15/24	3,489,255
1,975,000		Clean Harbors, Inc	5.125	06/01/21	2,006,462
449,000	g	Herc Rentals, Inc	7.750	06/01/24	487,165
2,000,000	g	JSL Europe S.A.	7.750	07/26/24	2,105,000
400,000	g	KAR Auction Services, Inc	5.125	06/01/25	416,000
670,000		Republic Services, Inc	3.800	05/15/18	678,411
1,000,000		Republic Services, Inc	3.550	06/01/22	1,042,213
1,525,000		Republic Services, Inc	3.200	03/15/25	1,536,716
1,550,000		Republic Services, Inc	2.900	07/01/26	1,517,689
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	211,500
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,055,000
25,000		RR Donnelley & Sons Co	7.000	02/15/22	25,750
675,000		RR Donnelley & Sons Co	6.500	11/15/23	654,750
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,530,022
1,600,000		United Rentals North America, Inc	4.875	01/15/28	1,606,000
1,400,000		Visa, Inc	3.650	09/15/47	1,387,178
1,550,000		Waste Management, Inc	2.900	09/15/22	1,576,629
375,000		Waste Management, Inc	2.400	05/15/23	370,538
475,000		Waste Management, Inc	3.900	03/01/35	491,193
550,000		Waste Management, Inc	4.100	03/01/45	580,747
1,400,000	g	XPO Logistics, Inc	6.500	06/15/22	1,470,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			25,019,718

CONSUMER DURABLES & APPAREL - 0.4%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,136,521
325,000	g	Hanesbrands, Inc	4.625	05/15/24	338,406
2,000,000		KB Home	4.750	05/15/19	2,057,500
4,000,000		Lennar Corp	4.750	04/01/21	4,210,000
2,250,000		Lennar Corp	4.500	04/30/24	2,317,005
725,000		Newell Rubbermaid, Inc	3.150	04/01/21	741,546
1,275,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,342,123
600,000		PulteGroup, Inc	5.500	03/01/26	654,240
1,870,000		Standard Pacific Corp	5.875	11/15/24	2,042,975
225,000		Whirlpool Corp	3.700	03/01/23	233,439
		TOTAL CONSUMER DURABLES & APPAREL			15,073,755

CONSUMER SERVICES - 0.9%
1,300,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	1,304,875
1,825,000		ADT Corp	6.250	10/15/21	2,023,469
1,035,000		ADT Corp	3.500	07/15/22	1,035,000
1,500,000		Aramark Services, Inc	5.125	01/15/24	1,591,875
4,150,000	g	Aramark Services, Inc	5.000	04/01/25	4,440,500
1,000,000		Aramark Services, Inc	4.750	06/01/26	1,052,900
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,732,731
2,225,000	g	Atento Luxco S.A.	6.125	08/10/22	2,321,603
600,000		Boyd Gaming Corp	6.375	04/01/26	654,750
1,200,000	g	Cott Holdings, Inc	5.500	04/01/25	1,248,600
600,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	612,000
2,000,000		Hilton Worldwide Finance LLC	4.625	04/01/25	2,060,000
480,000	g	International Game Technology	5.625	02/15/20	507,000
1,070,000	g	International Game Technology	6.250	02/15/22	1,182,885
2,070,000	g	International Game Technology	6.500	02/15/25	2,326,162
169

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$720,000	g	KFC Holding Co		4.750%	06/01/27	$741,600
1,500,000		MGM Resorts International		6.750	10/01/20	1,653,750
600,000		Pinnacle Entertainment, Inc		5.625	05/01/24	613,500
2,350,000	g	Prime Security Services Borrower LLC		9.250	05/15/23	2,593,366
1,000,000	g	Scientific Games International, Inc		7.000	01/01/22	1,061,250
1,000,000		Scientific Games International, Inc		10.000	12/01/22	1,107,500
2,000,000	g	ServiceMaster Co LLC		5.125	11/15/24	2,055,000
1,335,000		Speedway Motorsports, Inc		5.125	02/01/23	1,378,388
		TOTAL CONSUMER SERVICES				35,298,704

DIVERSIFIED FINANCIALS - 4.4%
2,000,000		AerCap Ireland Capital Ltd		4.625	07/01/22	2,143,052
2,100,000		Aircastle Ltd		4.125	05/01/24	2,173,500
3,000,000		Ally Financial, Inc		4.750	09/10/18	3,066,300
6,200,000		American Express Co		2.500	08/01/22	6,191,009
1,500,000		American Express Credit Corp		2.700	03/03/22	1,517,428
1,975,000		American Express Credit Corp		3.300	05/03/27	1,992,817
275,000		Bank of New York Mellon Corp		5.450	05/15/19	290,534
2,050,000		Bank of New York Mellon Corp		2.500	04/15/21	2,070,034
2,350,000	g	Bayer US Finance LLC		2.375	10/08/19	2,363,305
2,775,000		Berkshire Hathaway, Inc		3.125	03/15/26	2,805,397
4,000,000	g,i	CAELUS RE V Ltd	US Treasury Bill 3 M + 3.250%	4.291	06/05/20	4,026,400
1,950,000		Capital One Financial Corp		3.750	03/09/27	1,970,606
1,225,000		Credit Suisse		2.300	05/28/19	1,233,163
2,500,000	g	Credit Suisse Group AG.		2.997	12/14/23	2,491,776
775,000	g	Credit Suisse Group AG.		4.282	01/09/28	807,072
4,075,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,216,797
2,325,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	2,367,473
2,750,000	g	Daimler Finance North America LLC		2.200	10/30/21	2,718,588
1,475,000	g	EDP Finance BV		3.625	07/15/24	1,487,110
1,550,000		Ford Motor Credit Co LLC		2.425	06/12/20	1,549,881
3,600,000		Ford Motor Credit Co LLC		3.200	01/15/21	3,671,710
1,000,000		Ford Motor Credit Co LLC		5.750	02/01/21	1,096,361
2,200,000		Ford Motor Credit Co LLC		3.339	03/28/22	2,234,994
2,800,000		Ford Motor Credit Co LLC		4.134	08/04/25	2,875,283
4,088,000		GE Capital International Funding Co		2.342	11/15/20	4,126,769
407,000		GE Capital International Funding Co		4.418	11/15/35	443,634
115,000		General Electric Capital Corp		6.875	01/10/39	168,442
15,000,000		General Motors Financial Co, Inc		2.400	04/10/18	15,047,763
1,325,000		General Motors Financial Co, Inc		3.950	04/13/24	1,356,554
2,890,000		Goldman Sachs Group, Inc		2.375	01/22/18	2,896,798
1,050,000		Goldman Sachs Group, Inc		3.500	01/23/25	1,064,922
725,000		Goldman Sachs Group, Inc		3.691	06/05/28	731,048
1,425,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,593,978
4,350,000		Goldman Sachs Group, Inc		4.750	10/21/45	4,852,452
2,000,000	g	GrupoSura Finance S.A.		5.500	04/29/26	2,185,000
2,250,000	g	GTH Finance BV		7.250	04/26/23	2,551,806
1,000,000		Icahn Enterprises LP		5.875	02/01/22	1,030,000
2,000,000		ICICI Bank Ltd		3.125	08/12/20	2,018,740
1,000,000	g	ICICI Bank Ltd		4.000	03/18/26	1,016,468
1,300,000		International Lease Finance Corp		3.875	04/15/18	1,314,401
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,238,807
170

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$300,000		Legg Mason, Inc		2.700%	07/15/19	$303,515
425,000		Legg Mason, Inc		3.950	07/15/24	435,339
850,000	g	Lincoln Finance Ltd		7.375	04/15/21	894,625
5,275,000		Morgan Stanley		1.875	01/05/18	5,280,182
1,800,000		Morgan Stanley		2.750	05/19/22	1,806,782
4,700,000		Morgan Stanley		3.700	10/23/24	4,867,459
4,575,000		Morgan Stanley		3.125	07/27/26	4,485,625
1,625,000		Morgan Stanley		3.625	01/20/27	1,647,608
250,000		National Rural Utilities Cooperative Finance Corp		10.375	11/01/18	272,666
1,575,000		Navient Corp		4.875	06/17/19	1,630,125
400,000		Navient Corp		6.625	07/26/21	428,000
1,500,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	1,482,496
1,325,000		ORIX Corp		2.900	07/18/22	1,329,630
1,325,000		Raymond James Financial, Inc		4.950	07/15/46	1,424,118
2,500,000	g,i	Residential Reinsurance 2016 Ltd	US Treasury Bill 3 M + 3.250%	4.291	06/06/20	2,508,250
5,000,000	g	Sanders Re Ltd		4.177	12/06/21	5,027,000
6,675,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	6,577,604
1,325,000		TD Ameritrade Holding Corp		3.300	04/01/27	1,337,942
1,770,000		Trustees of Boston College		2.912	07/01/23	1,775,177
1,400,000	g	UBS Group Funding Jersey Ltd		2.950	09/24/20	1,421,689
2,275,000	g	UBS Group Funding Jersey Ltd		2.650	02/01/22	2,265,303
1,975,000		Unilever Capital Corp		2.900	05/05/27	1,950,086
5,250,000		Wells Fargo & Co		2.100	07/26/21	5,200,139
11,650,000		Wells Fargo & Co		2.625	07/22/22	11,669,134
2,125,000		Wells Fargo & Co		3.069	01/24/23	2,160,818
2,125,000		Wells Fargo & Co		3.584	05/22/28	2,151,497
		TOTAL DIVERSIFIED FINANCIALS				172,330,981

ENERGY - 3.2%
600,000		AmeriGas Partners LP		5.625	05/20/24	632,250
400,000		AmeriGas Partners LP		5.875	08/20/26	416,000
800,000		Anadarko Petroleum Corp		5.550	03/15/26	891,924
1,111,000		BP Capital Markets plc		2.315	02/13/20	1,120,562
825,000		BP Capital Markets plc		2.520	09/19/22	825,588
4,500,000		BP Capital Markets plc		3.588	04/14/27	4,627,391
1,425,000		BP Capital Markets plc		3.279	09/19/27	1,422,259
173,000	†	California Resources Corp		6.000	11/15/24	78,715
430,000		Calumet Specialty Products Partners LP		6.500	04/15/21	420,056
500,000		Calumet Specialty Products Partners LP		7.625	01/15/22	491,250
400,000		Calumet Specialty Products Partners LP		7.750	04/15/23	390,000
2,350,000		Canadian Natural Resources Ltd		3.850	06/01/27	2,373,710
1,325,000	g	Cenovus Energy, Inc		5.400	06/15/47	1,327,980
300,000		Cheniere Corpus Christi Holdings LLC		7.000	06/30/24	340,875
1,500,000		Cheniere Corpus Christi Holdings LLC		5.875	03/31/25	1,614,375
2,100,000		Cloud Peak Energy Resources LLC		12.000	11/01/21	2,205,000
2,325,000		Crestwood Midstream Partners LP		5.750	04/01/25	2,374,406
1,650,000		Devon Energy Corp		4.750	05/15/42	1,669,577
1,323,000		Dynegy, Inc		6.750	11/01/19	1,369,305
1,500,000		Ecopetrol S.A.		5.375	06/26/26	1,597,500
1,075,000		EnCana Corp		3.900	11/15/21	1,107,520
1,975,000		EnLink Midstream Partners LP		4.850	07/15/26	2,065,847
171

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,025,000		Enterprise Products Operating LLC	3.700%	02/15/26	$1,052,315
750,000		Enterprise Products Operating LLC	4.450	02/15/43	770,581
675,000		Enterprise Products Operating LLC	4.850	03/15/44	724,333
5,000,000		Enterprise Products Operating LLC	7.034	01/15/68	5,050,000
675,000		EP Energy LLC	9.375	05/01/20	561,937
1,800,000	†	EP Energy LLC	6.375	06/15/23	1,111,500
2,100,000		EQT Corp	3.900	10/01/27	2,099,445
2,400,000		Exterran Partners LP	6.000	04/01/21	2,352,000
1,100,000		Ferrellgas Partners LP	6.500	05/01/21	1,067,000
1,000,000		Ferrellgas Partners LP	6.750	06/15/23	962,500
2,175,000		Genesis Energy LP	6.500	10/01/25	2,150,531
700,000		Hess Corp	4.300	04/01/27	696,478
600,000		Husky Energy, Inc	3.950	04/15/22	626,297
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,375,454
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	1,010,846
400,000		Kinder Morgan, Inc	5.300	12/01/34	417,441
940,000		Kinder Morgan, Inc	5.400	09/01/44	976,732
700,000		Magellan Midstream Partners LP	4.200	10/03/47	687,504
975,000		Marathon Oil Corp	2.700	06/01/20	974,806
975,000		Marathon Oil Corp	5.200	06/01/45	981,354
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	994,266
375,000		Murphy Oil Corp	6.875	08/15/24	399,840
500,000		Murphy Oil USA, Inc	6.000	08/15/23	526,250
450,000		Murphy Oil USA, Inc	5.625	05/01/27	483,750
300,000		Newfield Exploration Co	5.750	01/30/22	320,250
900,000		Newfield Exploration Co	5.625	07/01/24	965,250
225,000	g	NGPL PipeCo LLC	4.375	08/15/22	233,438
621,000		Noble Energy, Inc	5.625	05/01/21	639,630
300,000		Noble Energy, Inc	3.900	11/15/24	307,030
2,350,000		Noble Energy, Inc	3.850	01/15/28	2,353,593
750,000		Oasis Petroleum, Inc	6.875	03/15/22	763,125
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,802,468
575,000		ONE Gas, Inc	3.610	02/01/24	597,969
2,000,000	m	Peabody Energy Corp	6.000	11/15/18	0
4,000,000		Petrobras Global Finance BV	6.125	01/17/22	4,300,000
3,900,000		Petrobras Global Finance BV	7.375	01/17/27	4,293,900
1,167,000	g	Petrobras Global Finance BV	5.999	01/27/28	1,167,000
575,000		Petrobras Global Finance BV	7.250	03/17/44	598,719
3,025,000		Petroleos Mexicanos	6.375	02/04/21	3,313,918
7,500,000		Petroleos Mexicanos	3.500	01/30/23	7,387,500
1,550,000	g	Petroleos Mexicanos	6.500	03/13/27	1,720,888
675,000		Petroleos Mexicanos	5.625	01/23/46	627,750
1,000,000		Petroleos Mexicanos	6.750	09/21/47	1,063,900
1,200,000		Phillips 66	4.875	11/15/44	1,307,079
800,000		Pioneer Natural Resources Co	7.500	01/15/20	890,156
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,763,408
1,350,000		Pioneer Natural Resources Co	4.450	01/15/26	1,438,860
1,650,000		Plains All American Pipeline LP	4.500	12/15/26	1,673,944
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,841,875
2,500,000	g	Range Resources Corp	5.750	06/01/21	2,600,000
800,000		Regency Energy Partners LP	5.750	09/01/20	860,668
600,000		Regency Energy Partners LP	6.500	07/15/21	612,000
200,000		Regency Energy Partners LP	5.500	04/15/23	205,800
172

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$475,000		Regency Energy Partners LP	4.500%	11/01/23	$497,596
750,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	812,717
1,950,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	1,964,866
1,300,000		Shell International Finance BV	3.250	05/11/25	1,330,768
1,350,000		Shell International Finance BV	4.000	05/10/46	1,364,520
1,400,000		SM Energy Co	6.125	11/15/22	1,403,500
300,000		SM Energy Co	6.500	01/01/23	302,250
2,500,000		Southwestern Energy Co	4.100	03/15/22	2,412,500
200,000		Statoil ASA	1.200	01/17/18	199,886
375,000		Statoil ASA	2.450	01/17/23	374,189
1,400,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,394,131
820,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	819,016
1,000,000		Sunoco LP	6.250	04/15/21	1,047,850
160,000		Tesoro Logistics LP	5.500	10/15/19	168,400
225,000		Tesoro Logistics LP	6.125	10/15/21	232,031
225,000		Tesoro Logistics LP	6.375	05/01/24	244,125
550,000		Tesoro Logistics LP	5.250	01/15/25	589,188
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	618,208
250,000		TransCanada PipeLines Ltd	3.525	05/15/67	231,173
2,000,000	g	Tullow Oil plc	6.250	04/15/22	1,945,000
1,500,000		Vale Overseas Ltd	6.250	08/10/26	1,706,250
335,000		WPX Energy, Inc	7.500	08/01/20	364,313
100,000		WPX Energy, Inc	8.250	08/01/23	112,125
2,100,000	g	YPF S.A.	6.950	07/21/27	2,226,000
		TOTAL ENERGY			125,425,970

FOOD & STAPLES RETAILING - 0.5%
1,400,000	g	Adecoagro S.A.	6.000	09/21/27	1,393,700
860,000		Albertsons Cos LLC	6.625	06/15/24	800,875
2,300,000	g	Cencosud S.A.	4.375	07/17/27	2,310,350
2,275,000	g	CK Hutchison International 17 Ltd	2.250	09/29/20	2,267,296
1,337,000		CVS Health Corp	3.875	07/20/25	1,394,019
3,100,000		CVS Health Corp	2.875	06/01/26	2,993,599
2,370,000	†,g	Fresh Market, Inc	9.750	05/01/23	1,445,700
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,368,500
1,150,000		Kroger Co	3.700	08/01/27	1,137,727
1,325,000		SYSCO Corp	3.250	07/15/27	1,320,287
1,350,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	1,394,491
1,025,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,021,164
		TOTAL FOOD & STAPLES RETAILING			18,847,708

FOOD, BEVERAGE & TOBACCO - 0.8%
2,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,743,185
1,750,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,813,775
1,315,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	1,359,875
5,000,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	5,379,551
1,100,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	1,245,074
2,625,000	g	BAT Capital Corp	3.557	08/15/27	2,632,987
1,975,000		Constellation Brands, Inc	6.000	05/01/22	2,257,620
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,858,500
2,000,000	g	Cosan Ltd	5.950	09/20/24	2,048,000
1,700,000	g	Heineken NV	3.500	01/29/28	1,734,214
725,000	g	Heineken NV	4.350	03/29/47	767,263
173

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,275,000		Kraft Heinz Foods Co	2.000%	07/02/18	$1,277,589
213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	222,052
210,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	220,500
800,000		Mead Johnson Nutrition Co	3.000	11/15/20	821,722
1,225,000		PepsiCo, Inc	3.450	10/06/46	1,164,812
100,000		Philip Morris International, Inc	6.375	05/16/38	133,152
200,000	g	TreeHouse Foods, Inc	6.000	02/15/24	213,750
1,900,000		Tyson Foods, Inc	3.550	06/02/27	1,921,011
		TOTAL FOOD, BEVERAGE & TOBACCO			29,814,632

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
4,625,000		Becton Dickinson and Co	3.700	06/06/27	4,661,268
3,500,000		Cardinal Health, Inc	3.410	06/15/27	3,510,454
1,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	1,018,750
1,175,000		CHS/Community Health Systems	6.250	03/31/23	1,160,312
375,000		Covidien International Finance S.A.	3.200	06/15/22	386,726
4,200,000		Express Scripts Holding Co	3.400	03/01/27	4,138,737
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,165,000
975,000		HCA, Inc	5.875	03/15/22	1,079,812
750,000		HCA, Inc	4.500	02/15/27	766,875
1,875,000		HCA, Inc	5.500	06/15/47	1,942,969
925,000		HealthSouth Corp	5.750	11/01/24	949,975
1,125,000		LifePoint Health, Inc	5.375	05/01/24	1,168,594
2,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	2,298,703
2,100,000		Medtronic, Inc	4.625	03/15/45	2,388,781
1,025,000	g	New Amethyst Corp	6.250	12/01/24	1,100,594
5,250,000		New York and Presbyterian Hospital	4.024	08/01/45	5,401,709
225,000		Tenet Healthcare Corp	6.000	10/01/20	239,785
1,600,000	g	Tenet Healthcare Corp	4.625	07/15/24	1,582,000
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	453,035
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	723,679
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	737,642
775,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	758,185
1,025,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	1,008,593
1,325,000		Thermo Fisher Scientific, Inc	4.100	08/15/47	1,327,654
1,290,000		Zimmer Holdings, Inc	3.550	04/01/25	1,302,089
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			42,271,921

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
375,000		Ecolab, Inc	1.450	12/08/17	374,921
280,000		Ecolab, Inc	2.700	11/01/26	268,922
325,000		Ecolab, Inc	3.700	11/01/46	306,832
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	409,171
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,359,846

INSURANCE - 1.1%
3,600,000		ACE INA Holdings, Inc	2.875	11/03/22	3,665,381
250,000		Aetna, Inc	1.500	11/15/17	249,967
150,000		Aetna, Inc	6.625	06/15/36	203,221
1,500,000		Allstate Corp	3.280	12/15/26	1,526,540
2,000,000		Allstate Corp	5.750	08/15/53	2,195,000
550,000		American Financial Group, Inc	3.500	08/15/26	550,259
1,550,000		American International Group, Inc	2.300	07/16/19	1,557,550
174

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,350,000		American International Group, Inc		3.300%	03/01/21	$2,420,868
1,160,000		American International Group, Inc		3.750	07/10/25	1,197,520
1,500,000		Aon plc		3.500	06/14/24	1,545,463
1,450,000		Aon plc		3.875	12/15/25	1,525,481
80,000		Cigna Corp		5.125	06/15/20	86,023
1,000,000		Cigna Corp		4.500	03/15/21	1,065,150
700,000		CNA Financial Corp		3.950	05/15/24	729,390
625,000		CNA Financial Corp		3.450	08/15/27	619,812
5,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.049	07/13/20	5,022,500
3,025,000	g	Five Corners Funding Trust		4.419	11/15/23	3,275,793
250,000		Hartford Financial Services Group, Inc		4.300	04/15/43	258,889
1,800,000		Humana, Inc		3.950	03/15/27	1,881,730
650,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	694,030
475,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	492,393
375,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	387,640
650,000		Mercury General Corp		4.400	03/15/27	668,334
875,000		MetLife, Inc		3.600	11/13/25	909,439
300,000	g	Prudential Funding LLC		6.750	09/15/23	355,920
2,250,000	g,i	Residential Reinsurance 2017 Ltd	US Treasury Bill 3 M + 3.000%	4.041	06/06/21	2,235,600
300,000		Travelers Cos, Inc		5.800	05/15/18	307,862
975,000		Travelers Cos, Inc		4.000	05/30/47	1,009,414
1,375,000		UnitedHealth Group, Inc		3.750	07/15/25	1,458,635
625,000		UnitedHealth Group, Inc		3.100	03/15/26	632,059
925,000		UnitedHealth Group, Inc		3.450	01/15/27	956,996
2,075,000		UnitedHealth Group, Inc		4.250	04/15/47	2,238,229
150,000		WR Berkley Corp		5.375	09/15/20	161,828
		TOTAL INSURANCE				42,084,916

MATERIALS - 1.7%
625,000		Agrium, Inc		3.375	03/15/25	628,596
575,000		Agrium, Inc		4.125	03/15/35	583,914
2,225,000	g	Air Liquide Finance S.A.		1.750	09/27/21	2,174,822
675,000		Albemarle Corp		5.450	12/01/44	782,338
200,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	221,500
200,000	g	Alcoa Nederland Holding BV		7.000	09/30/26	226,500
400,000		Barrick Gold Corp		3.850	04/01/22	424,285
800,000		Berry Plastics Corp		6.000	10/15/22	849,000
835,000		BHP Billiton Finance USA Ltd		5.000	09/30/43	986,816
1,500,000		Blue Cube Spinco, Inc		9.750	10/15/23	1,822,500
855,000		Blue Cube Spinco, Inc		10.000	10/15/25	1,044,169
900,000	g	Cemex SAB de C.V.		7.750	04/16/26	1,034,100
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	2,891,677
675,000	g	CRH America Finance, Inc		3.400	05/09/27	677,778
680,000		Crown Americas LLC		4.500	01/15/23	715,700
2,550,000	g	Eldorado Gold Corp		6.125	12/15/20	2,591,438
2,400,000	g	Equate Petrochemical BV		3.000	03/03/22	2,379,545
300,000	g	FMG Resources August 2006 Pty Ltd		4.750	05/15/22	303,750
1,000,000	g	GCP Applied Technologies, Inc		9.500	02/01/23	1,130,000
650,000	g	Georgia-Pacific LLC		3.600	03/01/25	671,464
1,375,000	g	Glencore Funding LLC		4.625	04/29/24	1,456,697
1,325,000	g	Glencore Funding LLC		4.000	03/27/27	1,332,474
2,000,000	g	Grupo Cementos de Chihuahua SAB de C.V.		5.250	06/23/24	2,080,000
175

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,075,000		Hexion US Finance Corp	6.625%	04/15/20	$2,752,125
2,500,000		International Paper Co	3.000	02/15/27	2,427,556
325,000		International Paper Co	4.400	08/15/47	328,544
800,000		International Paper Co	4.350	08/15/48	808,419
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,163,759
1,800,000	g	Klabin Finance S.A.	4.875	09/19/27	1,786,320
650,000		LYB International Finance II BV	3.500	03/02/27	646,236
650,000		Newmont Mining Corp	3.500	03/15/22	672,133
1,450,000		Newmont Mining Corp	4.875	03/15/42	1,550,488
3,000,000	g	Nova Chemicals Corp	4.875	06/01/24	3,037,500
875,000		Nucor Corp	4.000	08/01/23	927,656
400,000		Nucor Corp	5.200	08/01/43	465,233
1,025,000		Olin Corp	5.125	09/15/27	1,071,125
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,652,000
550,000		Packaging Corp of America	3.650	09/15/24	560,316
700,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	711,169
680,000		Rock Tenn Co	4.450	03/01/19	701,930
820,000		Rock Tenn Co	4.900	03/01/22	891,811
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,533,762
925,000		Sherwin-Williams Co	3.450	06/01/27	928,914
575,000		Sherwin-Williams Co	4.500	06/01/47	601,425
1,000,000		Steel Dynamics, Inc	5.125	10/01/21	1,028,750
650,000		Steel Dynamics, Inc	5.250	04/15/23	674,375
2,000,000	g	Suzano Austria GmbH	5.750	07/14/26	2,148,600
255,000		Teck Resources Ltd	3.750	02/01/23	258,239
3,125,000	g	Univar, Inc	6.750	07/15/23	3,273,438
650,000		Vulcan Materials Co	3.900	04/01/27	664,625
1,850,000		Westlake Chemical Corp	4.625	02/15/21	1,905,500
1,000,000		Westlake Chemical Corp	4.875	05/15/23	1,040,000
920,000	g	WR Grace & Co-Conn	5.625	10/01/24	1,010,850
		TOTAL MATERIALS			66,231,861

MEDIA - 1.4%
125,000		21st Century Fox America, Inc	7.625	11/30/28	165,061
90,000		21st Century Fox America, Inc	6.550	03/15/33	113,977
575,000		21st Century Fox America, Inc	6.900	08/15/39	775,677
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,518,750
125,000		AMC Networks, Inc	4.750	08/01/25	126,250
1,400,000		CBS Corp	2.300	08/15/19	1,407,494
850,000		CBS Corp	2.900	01/15/27	803,364
525,000		CBS Corp	3.375	02/15/28	511,603
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	1,067,500
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	4,245,000
1,075,000		Charter Communications Operating LLC	3.579	07/23/20	1,103,376
345,000		Charter Communications Operating LLC	4.464	07/23/22	364,350
4,500,000		Charter Communications Operating LLC	4.908	07/23/25	4,808,938
2,975,000		Comcast Corp	3.200	07/15/36	2,790,973
1,150,000	g	CSC Holdings LLC	5.500	04/15/27	1,196,000
850,000		Discovery Communications LLC	2.950	03/20/23	850,665
1,225,000		Discovery Communications LLC	3.950	03/20/28	1,221,628
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	2,085,937
325,000	g	EW Scripps Co	5.125	05/15/25	331,500
176

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,110,000	g	Gannett Co, Inc	4.875%	09/15/21	$2,162,750
160,000	g	Gannett Co, Inc	5.500	09/15/24	168,400
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,442,000
1,000,000		Lamar Media Corp	5.000	05/01/23	1,036,250
1,850,000	g	LG FinanceCo Corp	5.875	11/01/24	1,942,500
125,000		Match Group, Inc	6.375	06/01/24	136,094
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	702,263
925,000	g	Nielsen Finance LLC	5.000	04/15/22	958,531
3,700,000		Outfront Media Capital LLC	5.250	02/15/22	3,824,875
300,000		Outfront Media Capital LLC	5.625	02/15/24	312,750
900,000		Regal Entertainment Group	5.750	06/15/23	927,000
500,000		Regal Entertainment Group	5.750	02/01/25	506,250
500,000	g	Sirius XM Radio, Inc	3.875	08/01/22	511,350
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,841,750
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,645,267
475,000		Time Warner Cable, Inc	4.500	09/15/42	449,939
3,600,000		Time Warner, Inc	2.100	06/01/19	3,605,569
1,276,000		Time Warner, Inc	4.875	03/15/20	1,358,013
1,000,000		Time Warner, Inc	3.400	06/15/22	1,031,237
1,100,000		Time Warner, Inc	3.800	02/15/27	1,100,130
400,000	g	Univision Communications, Inc	5.125	02/15/25	403,500
450,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	473,062
		TOTAL MEDIA			54,027,523

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
4,000,000		Abbott Laboratories	2.350	11/22/19	4,032,052
1,225,000		Abbott Laboratories	3.875	09/15/25	1,265,602
2,200,000		Abbott Laboratories	3.750	11/30/26	2,256,508
450,000		Abbott Laboratories	5.300	05/27/40	507,112
3,875,000		AbbVie, Inc	2.500	05/14/20	3,920,846
3,725,000		AbbVie, Inc	3.200	05/14/26	3,731,070
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,911,254
6,200,000		Actavis Funding SCS	3.800	03/15/25	6,436,588
2,400,000		Actavis Funding SCS	4.550	03/15/35	2,559,470
1,025,000		Amgen, Inc	1.850	08/19/21	1,006,991
1,700,000		Amgen, Inc	2.600	08/19/26	1,613,956
1,150,000		AstraZeneca plc	3.125	06/12/27	1,135,918
1,300,000		Celgene Corp	2.125	08/15/18	1,305,403
725,000		Celgene Corp	3.625	05/15/24	755,064
2,400,000		Celgene Corp	3.875	08/15/25	2,531,384
275,000	g	Endo Finance LLC	6.000	02/01/25	222,750
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,708,244
2,000,000		Gilead Sciences, Inc	4.150	03/01/47	2,059,887
750,000		Johnson & Johnson	3.625	03/03/37	782,407
800,000		Mylan NV	3.750	12/15/20	829,277
1,100,000		Mylan NV	3.950	06/15/26	1,119,486
1,900,000		Novartis Capital Corp	3.000	11/20/25	1,939,077
2,150,000		Novartis Capital Corp	3.100	05/17/27	2,185,433
1,000,000		Perrigo Finance plc	3.900	12/15/24	1,021,507
294,000		Perrigo Finance plc	4.900	12/15/44	297,818
1,275,000		Pfizer, Inc	4.125	12/15/46	1,360,650
1,650,000	g	Roche Holdings, Inc	2.375	01/28/27	1,566,138
5,300,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,884,127
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			56,946,019
177

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 1.0%
$350,000		Alexandria Real Estate Equities, Inc	3.950%	01/15/27	$357,130
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	458,115
2,025,000		American Tower Corp	3.300	02/15/21	2,074,528
475,000		American Tower Corp	4.400	02/15/26	502,150
1,200,000		American Tower Corp	3.550	07/15/27	1,191,773
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	953,778
1,050,000		Brixmor Operating Partnership LP	3.650	06/15/24	1,044,368
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,750,579
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	529,183
170,000		Camden Property Trust	4.625	06/15/21	180,909
1,250,000		Camden Property Trust	2.950	12/15/22	1,248,393
350,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	335,125
950,000		Crown Castle International Corp	2.250	09/01/21	936,657
780,000		Crown Castle International Corp	4.875	04/15/22	848,851
775,000		Crown Castle International Corp	3.650	09/01/27	774,231
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	763,601
700,000		DDR Corp	3.625	02/01/25	680,288
800,000		DDR Corp	4.250	02/01/26	802,077
650,000		DDR Corp	4.700	06/01/27	669,383
625,000		Digital Realty Trust LP	3.700	08/15/27	631,117
325,000		Duke Realty LP	3.250	06/30/26	321,263
750,000		Equinix, Inc	5.375	01/01/22	786,375
550,000		Equity One, Inc	3.750	11/15/22	566,632
775,000		Essex Portfolio LP	3.375	01/15/23	788,251
900,000		Federal Realty Investment Trust	3.250	07/15/27	886,707
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	219,323
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	152,477
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,511,674
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	462,294
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	332,907
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,198,268
375,000		Highwoods Realty LP	3.875	03/01/27	378,159
400,000		Host Hotels & Resorts LP	4.500	02/01/26	420,661
600,000		Kimco Realty Corp	3.400	11/01/22	617,630
500,000		Liberty Property LP	3.250	10/01/26	488,434
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,590,015
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,030,652
850,000		Mid-America Apartments LP	4.000	11/15/25	882,999
750,000		Mid-America Apartments LP	3.600	06/01/27	752,861
275,000		National Retail Properties, Inc	3.800	10/15/22	285,660
525,000		National Retail Properties, Inc	3.300	04/15/23	532,324
550,000		National Retail Properties, Inc	4.000	11/15/25	563,716
600,000		National Retail Properties, Inc	3.600	12/15/26	593,824
875,000		Regency Centers LP	3.900	11/01/25	895,196
925,000		Regency Centers LP	3.600	02/01/27	923,291
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,170,316
450,000		Weingarten Realty Investors	3.500	04/15/23	452,899
400,000		Weingarten Realty Investors	4.450	01/15/24	420,000
925,000		Weingarten Realty Investors	3.850	06/01/25	935,552
300,000		Weingarten Realty Investors	3.250	08/15/26	287,173
178

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$975,000		Welltower, Inc	4.000%	06/01/25	$1,016,110
		TOTAL REAL ESTATE			38,195,879

RETAILING - 0.8%
3,450,000	g	Argos Merger Sub, Inc	7.125	03/15/23	2,692,035
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,776,500
4,500,000		AutoNation, Inc	5.500	02/01/20	4,805,468
480,000		Dollar Tree, Inc	5.750	03/01/23	506,208
1,300,000		Enable Midstream Partners LP	4.400	03/15/27	1,321,712
1,775,000		Home Depot, Inc	2.000	04/01/21	1,775,614
600,000		Home Depot, Inc	3.500	09/15/56	552,867
1,000,000	g	JC Penney Corp, Inc	5.875	07/01/23	1,010,000
2,100,000		L Brands, Inc	6.875	11/01/35	2,047,500
2,100,000		L Brands, Inc	6.750	07/01/36	2,031,330
250,000	g	Lithia Motors, Inc	5.250	08/01/25	259,687
1,325,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	1,139,754
1,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	1,781,175
950,000		O’Reilly Automotive, Inc	3.550	03/15/26	951,848
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,398,468
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,217,716
1,600,000		Priceline Group, Inc	3.550	03/15/28	1,600,469
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,098,479
400,000	g	Rolls-Royce plc	3.625	10/14/25	413,565
1,125,000		Target Corp	3.625	04/15/46	1,057,848
		TOTAL RETAILING			30,438,243

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
3,300,000		Intel Corp	3.150	05/11/27	3,348,863
1,325,000		Intel Corp	4.100	05/11/47	1,403,729
700,000		Maxim Integrated Products, Inc	3.450	06/15/27	703,917
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	815,410
700,000		Texas Instruments, Inc	2.625	05/15/24	698,652
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,970,571

SOFTWARE & SERVICES - 0.6%
825,000		Activision Blizzard Inc	2.300	09/15/21	820,139
875,000		Activision Blizzard Inc	3.400	09/15/26	884,882
2,000,000		Baidu, Inc	2.875	07/06/22	2,005,310
1,199,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,248,302
1,500,000	g	First Data Corp	7.000	12/01/23	1,601,700
600,000	g	IMS Health, Inc	5.000	10/15/26	636,000
4,925,000		Microsoft Corp	2.400	08/08/26	4,772,244
750,000		Microsoft Corp	4.100	02/06/37	818,505
1,100,000		Microsoft Corp	4.250	02/06/47	1,215,374
2,350,000		NCR Corp	5.875	12/15/21	2,428,138
1,000,000	g	Open Text Corp	5.625	01/15/23	1,047,500
1,925,000	g	Open Text Corp	5.875	06/01/26	2,112,688
2,200,000		Oracle Corp	2.500	05/15/22	2,228,537
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	756,499
300,000	g	Symantec Corp	5.000	04/15/25	313,689
1,950,000		VMware, Inc	2.950	08/21/22	1,956,548
		TOTAL SOFTWARE & SERVICES			24,846,055

179

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
$725,000		Amphenol Corp	3.125%	09/15/21	$738,749
2,625,000		Apple, Inc	3.200	05/11/27	2,671,394
875,000		Apple, Inc	4.650	02/23/46	993,328
1,600,000	g	Broadcom Corp	3.875	01/15/27	1,647,200
700,000	g	CommScope, Inc	5.000	06/15/21	717,500
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,255,500
1,900,000	g	CommScope, Inc	6.000	06/15/25	2,030,625
1,175,000	g	Diamond Finance Corp	3.480	06/01/19	1,197,478
2,550,000	g	Diamond Finance Corp	4.420	06/15/21	2,677,002
675,000	g	Diamond Finance Corp	5.875	06/15/21	705,659
650,000	g	Diamond Finance Corp	7.125	06/15/24	718,075
3,050,000	g	Diamond Finance Corp	6.020	06/15/26	3,385,960
380,000		Hewlett Packard Enterprise Co	2.450	10/05/17	380,018
1,600,000	g	Millicom International Cellular S.A.	5.125	01/15/28	1,613,600
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,587,938
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,382,699
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,940,282
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,557,511
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	469,156
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			29,669,674

TELECOMMUNICATION SERVICES - 1.4%
1,975,000		AT&T, Inc	1.400	12/01/17	1,974,723
1,950,000		AT&T, Inc	4.600	02/15/21	2,071,076
6,625,000		AT&T, Inc	3.400	05/15/25	6,518,999
1,875,000		AT&T, Inc	4.250	03/01/27	1,926,300
2,625,000		AT&T, Inc	3.900	08/14/27	2,627,963
2,085,000		AT&T, Inc	4.500	05/15/35	2,057,586
1,275,000		AT&T, Inc	5.250	03/01/37	1,336,501
2,625,000		AT&T, Inc	4.900	08/14/37	2,655,936
1,050,000		AT&T, Inc	4.750	05/15/46	1,010,956
1,275,000		AT&T, Inc	5.450	03/01/47	1,347,974
2,625,000		AT&T, Inc	5.150	02/14/50	2,645,088
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,579,752
3,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,937,780
500,000		France Telecom S.A.	5.375	01/13/42	586,110
1,600,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	1,656,832
500,000	†,g,q	Oi S.A.	5.750	02/10/22	175,000
2,075,000	g	SK Telecom Co Ltd	2.125	05/01/18	2,073,094
450,000		Telefonica Emisiones SAU	4.103	03/08/27	465,381
925,000		T-Mobile USA, Inc	6.375	03/01/25	995,948
1,725,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,762,179
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,663,013
975,000		Verizon Communications, Inc	4.150	03/15/24	1,031,965
9,113,000		Verizon Communications, Inc	4.272	01/15/36	8,948,533
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,148,496
675,000		Verizon Communications, Inc	4.125	08/15/46	613,257
1,600,000	g	VimpelCom Holdings BV	4.950	06/16/24	1,637,248
		TOTAL TELECOMMUNICATION SERVICES			53,447,690

TRANSPORTATION - 0.9%
655,000	g	Asciano Finance Ltd	5.000	04/07/18	664,186
180

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000	g	Bombardier, Inc	7.750%	03/15/20	$426,000
600,000	g	Bombardier, Inc	6.125	01/15/23	581,700
1,000,000	g	Bombardier, Inc	7.500	03/15/25	997,500
225,000		Bristow Group, Inc	6.250	10/15/22	157,309
1,300,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	1,372,435
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	2,039,280
1,950,000		CSX Corp	3.800	11/01/46	1,874,004
1,950,000		Delta Air Lines, Inc	3.625	03/15/22	2,003,665
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,024,259
1,100,000		FedEx Corp	3.250	04/01/26	1,114,137
825,000		FedEx Corp	4.750	11/15/45	897,953
2,115,000		GATX Corp	2.375	07/30/18	2,123,084
2,674,000	†,m,q	Gulfmark Offshore, Inc	6.375	03/15/22	668,500
1,400,000	g	Hertz Corp	7.625	06/01/22	1,443,750
4,900,000		Kansas City Southern	2.350	05/15/20	4,885,890
1,800,000		Kansas City Southern	4.950	08/15/45	2,002,405
1,500,000	g	KLX, Inc	5.875	12/01/22	1,571,550
2,500,000		Norfolk Southern Corp	3.150	06/01/27	2,496,554
375,000		Northrop Grumman Corp	1.750	06/01/18	375,449
400,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	415,550
400,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	420,000
2,100,000	g	Transnet SOC Ltd	4.000	07/26/22	2,067,240
800,000	g	TTX Co	3.600	01/15/25	819,428
825,000		Union Pacific Corp	3.600	09/15/37	835,685
		TOTAL TRANSPORTATION			35,277,513

UTILITIES - 3.1%
325,000		AEP Transmission Co LLC	3.100	12/01/26	325,737
350,000		AEP Transmission Co LLC	4.000	12/01/46	360,412
2,020,000	g	AES Argentina Generacion S.A.	7.750	02/02/24	2,165,076
425,000		AES Corp	4.875	05/15/23	435,625
1,800,000		AGL Capital Corp	3.875	11/15/25	1,851,486
625,000		AGL Capital Corp	4.400	06/01/43	640,240
700,000		Alabama Power Co	4.150	08/15/44	737,197
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	3,000,164
525,000		American Water Capital Corp	3.000	12/01/26	519,694
500,000		American Water Capital Corp	4.000	12/01/46	513,816
1,475,000		American Water Capital Corp	3.750	09/01/47	1,473,629
300,000	g	APT Pipelines Ltd	4.250	07/15/27	308,517
250,000		Atmos Energy Corp	8.500	03/15/19	273,511
250,000		Atmos Energy Corp	4.125	10/15/44	261,853
1,325,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,318,395
925,000		Black Hills Corp	4.250	11/30/23	985,818
325,000		Black Hills Corp	3.150	01/15/27	316,623
250,000		Carolina Power & Light Co	5.300	01/15/19	261,701
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	373,507
1,525,000	g	Cerro del Aguila S.A.	4.125	08/16/27	1,519,357
1,000,000		CMS Energy Corp	3.600	11/15/25	1,021,824
200,000		Commonwealth Edison Co	5.900	03/15/36	253,597
200,000		Connecticut Light & Power Co	5.500	02/01/19	209,422
1,325,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,342,650
1,475,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	1,512,444
900,000		Consolidated Edison, Inc	2.000	05/15/21	891,005
181

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Dominion Resources, Inc	2.000%	08/15/21	$737,397
1,825,000		DTE Electric Co	3.750	08/15/47	1,842,914
1,000,000		Duke Energy Corp	2.100	06/15/18	1,002,940
1,175,000		Duke Energy Corp	1.800	09/01/21	1,150,987
1,725,000		Duke Energy Corp	2.650	09/01/26	1,648,944
1,175,000		Duke Energy Corp	3.750	09/01/46	1,131,166
5,000,000		Duke University Health System, Inc	3.920	06/01/47	5,103,580
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,762,469
575,000		Energy Transfer Partners LP	5.150	02/01/43	560,570
1,075,000		Energy Transfer Partners LP	5.950	10/01/43	1,150,446
1,050,000		Energy Transfer Partners LP	5.150	03/15/45	1,025,220
325,000		Energy Transfer Partners LP	5.300	04/15/47	325,563
1,125,000		Entergy Corp	2.950	09/01/26	1,087,499
1,850,000		Exelon Generation Co LLC	3.400	03/15/22	1,900,467
1,625,000		Fortis, Inc	3.055	10/04/26	1,564,078
2,000,000	g	Greenko Dutch BV	5.250	07/24/24	2,068,096
250,000		Indiana Michigan Power Co	7.000	03/15/19	267,650
750,000		Indiana Michigan Power Co	3.750	07/01/47	736,844
125,000		Integrys Energy Group, Inc	4.170	11/01/20	131,858
500,000		Interstate Power & Light Co	3.700	09/15/46	484,981
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,552,500
100,000	g	Kansas Gas & Electric	6.700	06/15/19	107,714
2,000,000	g	KazMunayGas National Co JSC	3.875	04/19/22	2,017,602
1,900,000	g	KazTransGas JSC	4.375	09/26/27	1,885,826
350,000		LG&E and KU Energy LLC	3.750	11/15/20	363,925
2,000,000	g	Medco Straits Services Pte Ltd	8.500	08/17/22	2,096,324
1,000,000		MidAmerican Energy Co	4.250	05/01/46	1,070,432
1,675,000	g	Minejesa Capital BV	4.625	08/10/30	1,707,219
800,000	g	Minejesa Capital BV	5.625	08/10/37	837,906
425,000		MPLX LP	5.500	02/15/23	437,325
2,000,000		MPLX LP	4.500	07/15/23	2,127,091
800,000		MPLX LP	4.000	02/15/25	813,257
725,000		MPLX LP	4.125	03/01/27	737,878
750,000		MPLX LP	5.200	03/01/47	784,803
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,982,386
1,000,000		Nevada Power Co	5.450	05/15/41	1,209,166
2,625,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	2,692,213
550,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	561,687
2,000,000		NiSource Finance Corp	3.490	05/15/27	2,023,532
750,000		NiSource Finance Corp	4.800	02/15/44	829,635
1,400,000		NiSource Finance Corp	3.950	03/30/48	1,378,908
750,000		Northeast Utilities	1.600	01/15/18	749,960
1,500,000		Northeast Utilities	1.450	05/01/18	1,499,449
1,400,000		Northern States Power Co	3.600	09/15/47	1,380,105
214,000		NRG Energy, Inc	7.875	05/15/21	220,152
500,000		NRG Energy, Inc	6.625	03/15/23	516,875
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,225,401
500,000		ONEOK, Inc	4.000	07/13/27	505,986
325,000		Pacific Gas & Electric Co	8.250	10/15/18	346,003
1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,371,226
525,000		Pacific Gas & Electric Co	4.000	12/01/46	549,910
2,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	1,998,748
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	2,056,800
182

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,425,000		Phillips 66 Partners LP	3.550%	10/01/26	$1,393,531
	300,000		Phillips 66 Partners LP	4.900	10/01/46	300,094
	50,000		Potomac Electric Power Co	7.900	12/15/38	75,487
	500,000		PPL Capital Funding, Inc	4.200	06/15/22	535,230
	275,000		Progress Energy, Inc	7.050	03/15/19	294,738
	550,000		Public Service Co of Colorado	4.750	08/15/41	618,139
	400,000		Public Service Co of Oklahoma	5.150	12/01/19	424,952
	550,000		Public Service Electric & Gas Co	3.800	03/01/46	556,236
	2,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	2,017,846
	975,000		Sempra Energy	2.875	10/01/22	978,032
	5,000,000		Smith College	4.470	07/01/35	5,522,523
	2,894,671	g	Solar Star Funding LLC	3.950	06/30/35	2,784,010
	1,325,000		Southern Co	4.400	07/01/46	1,378,439
	425,000		Southern Co Gas Capital Corp	3.950	10/01/46	405,520
	1,650,000		Southern Power Co	2.500	12/15/21	1,642,442
	1,550,000		Southern Power Co	4.150	12/01/25	1,630,100
	800,000		Spectra Energy Partners LP	3.500	03/15/25	805,059
	450,000		Spectra Energy Partners LP	3.375	10/15/26	444,892
	1,675,000		Spectra Energy Partners LP	4.500	03/15/45	1,686,330
	1,300,000		Virginia Electric & Power Co	3.500	03/15/27	1,347,567
	775,000		Virginia Electric & Power Co	4.000	11/15/46	796,630
	1,850,000	g	VM Holding S.A.	5.375	05/04/27	1,942,500
	1,425,000		Western Gas Partners LP	4.650	07/01/26	1,493,019
	575,000		Williams Partners LP	4.500	11/15/23	611,813
	2,000,000		Williams Partners LP	3.750	06/15/27	1,996,241
	225,000		Williams Partners LP	4.900	01/15/45	228,168
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	880,682
	575,000		Xcel Energy, Inc	3.350	12/01/26	582,216
	215,000		Xcel Energy, Inc	4.800	09/15/41	236,572
			TOTAL UTILITIES			122,803,921

			TOTAL CORPORATE BONDS			1,286,178,228
			(Cost $1,263,949,703)

GOVERNMENT BONDS - 46.9%

FOREIGN GOVERNMENT BONDS - 3.5%
	2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	2,307,800
	5,000,000	g	Bermuda Government International Bond	4.854	02/06/24	5,439,100
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,493,125
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,637,018
	11,400,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	3,710,770
	$500,000		Colombia Government International Bond	4.500	01/28/26	534,000
	3,950,000		Colombia Government International Bond	5.000	06/15/45	4,063,562
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,704,937
	1,375,000	g	Ecuador Government International Bond	9.650	12/13/26	1,450,625
	1,100,000	g	Egypt Government International Bond	6.125	01/31/22	1,138,316
	1,200,000	g	Egypt Government International Bond	7.500	01/31/27	1,304,165
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,761,652
	1,250,000	g	El Salvador Government International Bond	5.875	01/30/25	1,225,000
	950,000	g	El Salvador Government International Bond	8.625	02/28/29	1,066,375
TRY	3,425,000		European Investment Bank	5.750	04/03/18	937,673
183

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,800,000	g	Export Credit Bank of Turkey	4.250%	09/18/22	$1,776,528
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,500,607
	1,200,000	g	Guatemala Government International Bond	4.500	05/03/26	1,209,000
	3,100,000	g	Guatemala Government International Bond	4.375	06/05/27	3,069,000
	1,500,000	g	Indonesia Government International Bond	3.850	07/18/27	1,542,034
	1,950,000	g	Ivory Coast Government International Bond	6.125	06/15/33	1,918,277
	2,026,500	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,979,599
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,743,438
	1,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	993,579
JPY	2,300,000,000		Japan Government Two Year Bond	0.100	04/15/19	20,510,870
	$775,000	g	Kommunalbanken AS.	1.375	10/26/20	764,024
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,598,967
	3,550,000	g	Kuwait International Government Bond	2.750	03/20/22	3,585,812
MXN	81,000,000		Mexican Bonos	6.500	06/10/21	4,420,483
	$2,250,000		Mexico Government International Bond	3.625	03/15/22	2,358,000
	2,200,000		Mexico Government International Bond	4.150	03/28/27	2,312,310
	2,000,000		Nigeria Government International Bond	5.625	06/27/22	2,035,400
	1,700,000		Panama Government International Bond	6.700	01/26/36	2,248,250
	2,000,000		Panama Government International Bond	4.500	05/15/47	2,110,000
	2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	2,040,000
	2,500,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,709,500
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,654,875
	1,300,000	g	Republic of Ghana	7.875	08/07/23	1,381,311
	1,000,000	g	Republic of Paraguay	6.100	08/11/44	1,122,500
	85,155		Republic of Serbia (Step Bond)	6.750	11/01/24	86,665
	298,044	g	Republic of Serbia (Step Bond)	6.750	11/01/24	303,327
	2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,450,431
	3,875,000	g	Saudi Government International Bond	2.875	03/04/23	3,851,332
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,472,500
	1,200,000	g	Senegal Government International Bond	6.250	05/23/33	1,235,147
ZAR	22,000,000		South Africa Government International Bond	10.500	12/21/26	1,822,750
	$2,350,000		South Africa Government International Bond	4.300	10/12/28	2,213,700
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,701,393
	1,625,000	g	Sri Lanka Government International Bond	6.200	05/11/27	1,707,886
TRY	6,750,000		Turkey Government International Bond	11.000	03/02/22	1,905,865
	$1,575,000		Turkey Government International Bond	6.000	03/25/27	1,689,109
	2,000,000		Turkey Government International Bond	6.875	03/17/36	2,255,604
	5,050,000	g	Ukraine Government International Bond	7.375	09/25/32	4,912,443
UYU	41,525,000	g	Uruguay Government International Bond	9.875	06/20/22	1,546,797
	$1,125,000		Uruguay Government International Bond	4.375	10/27/27	1,211,063
	2,000,000		Uruguay Government International Bond	5.100	06/18/50	2,109,000
	3,000,000	g	Zambia Government International Bond	8.500	04/14/24	3,210,282
			TOTAL FOREIGN GOVERNMENT BONDS			138,043,776

MORTGAGE BACKED - 24.0%
	5,676,483		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/42	5,863,664
	8,434,690		FHLMC	3.500	08/15/43	8,793,147
	5,105		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	5,281
	2,910,121		FGLMC	3.500	03/01/27	3,041,354
	17,658		FGLMC	6.500	01/01/29	19,572
184

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,565		FGLMC	8.000%	01/01/31	$1,760
226,217		FGLMC	5.500	12/01/33	252,997
340,980		FGLMC	7.000	12/01/33	394,501
181,607		FGLMC	5.000	01/01/34	199,310
65,352		FGLMC	4.500	10/01/34	70,276
124,953		FGLMC	5.500	03/01/35	140,208
106,959		FGLMC	7.000	05/01/35	122,403
15,887		FGLMC	5.000	02/01/36	17,427
365		FGLMC	6.500	05/01/36	404
144,835		FGLMC	5.000	04/01/38	159,883
191,862	w	FGLMC	4.500	11/01/40	209,757
214,571	w	FGLMC	4.500	12/01/40	234,554
1,483,000		FGLMC	4.500	10/01/44	1,619,421
237,745		FGLMC	4.500	11/01/44	259,648
290,748		FGLMC	4.500	11/01/44	317,442
98,956		FGLMC	4.500	12/01/44	106,806
184,635		FGLMC	4.500	12/01/44	201,632
1,575,635		FGLMC	3.500	04/01/45	1,636,922
11,117,476		FGLMC	3.500	10/01/45	11,543,489
12,811,051		FGLMC	4.000	12/01/45	13,640,366
1,753,459		FGLMC	4.000	05/01/46	1,859,967
37,729,881		FGLMC	3.500	08/01/46	39,163,935
1,213		Federal National Mortgage Association (FNMA)	8.000	03/01/23	1,215
3,420		FNMA	9.000	11/01/25	3,790
2,787		FNMA	7.500	01/01/29	3,088
284,260		FNMA	2.500	06/01/30	287,152
1,010,069		FNMA	2.500	06/01/31	1,017,541
156,822		FNMA	2.500	07/01/31	157,982
3,845,062		FNMA	2.500	07/01/31	3,873,507
922,268		FNMA	2.500	08/01/31	929,091
547,428		FNMA	2.500	09/01/31	551,478
670,284		FNMA	2.500	09/01/31	675,243
440,802		FNMA	2.500	09/01/31	444,247
485,331		FNMA	2.500	10/01/31	488,921
144,203		FNMA	2.500	10/01/31	145,331
223,647		FNMA	2.500	11/01/31	225,301
302,480		FNMA	2.500	11/01/31	304,718
392,858		FNMA	2.500	11/01/31	395,764
351,730		FNMA	2.500	11/01/31	354,484
73,994		FNMA	2.500	11/01/31	74,541
192,572		FNMA	2.500	11/01/31	193,997
401,510		FNMA	2.500	11/01/31	404,481
182,110		FNMA	2.500	12/01/31	183,537
584,174		FNMA	2.500	12/01/31	588,496
204,056		FNMA	2.500	12/01/31	205,565
137,099		FNMA	2.500	12/01/31	138,174
461,382		FNMA	2.500	12/01/31	464,795
4,616,182		FNMA	3.500	02/01/32	4,814,555
3,896,107		FNMA	3.500	05/01/32	4,069,606
898,500		FNMA	2.500	06/01/32	905,157
265,570		FNMA	2.500	06/01/32	267,661
435,031		FNMA	2.500	07/01/32	438,254
847,129		FNMA	2.500	07/01/32	853,800
185

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,852,192		FNMA	2.500%	07/01/32	$1,865,916
22,355,617		FNMA	3.000	07/01/32	22,978,844
6,905,574		FNMA	3.500	07/01/32	7,203,955
87,831		FNMA	7.000	07/01/32	97,355
5,968,373		FNMA	2.500	08/01/32	6,015,369
14,714,256		FNMA	3.000	08/01/32	15,124,459
3,000,000	h	FNMA	2.500	10/25/32	3,019,805
3,000,000	h	FNMA	3.000	10/25/32	3,081,680
1,185,466		FNMA	5.000	06/01/33	1,306,163
104,108		FNMA	4.500	10/01/33	112,230
2,527,237		FNMA	5.000	10/01/33	2,784,323
119,303		FNMA	5.000	11/01/33	131,426
149,465		FNMA	5.000	11/01/33	164,659
107,001		FNMA	5.500	02/01/35	119,949
4,740,641		FNMA	5.000	05/01/35	5,223,796
2,656,012		FNMA	5.000	10/01/35	2,927,456
2,032,298		FNMA	5.000	02/01/36	2,239,465
3,116,298		FNMA	5.500	08/01/37	3,500,619
20,580		FNMA	6.000	09/01/37	23,764
16,978		FNMA	6.000	09/01/37	19,463
45,995		FNMA	6.500	09/01/37	51,069
1,444,881		FNMA	5.500	11/01/38	1,668,651
769,132		FNMA	5.500	12/01/38	866,761
2,191,070		FNMA	4.500	05/01/39	2,384,393
115,690		FNMA	4.000	07/01/39	122,815
212,999		FNMA	5.500	08/01/39	238,948
391,687		FNMA	5.500	04/01/40	436,119
424,235		FNMA	5.000	08/01/40	463,360
881,165		FNMA	5.000	09/01/40	962,111
113,458		FNMA	6.000	10/01/40	129,280
2,080,685		FNMA	4.500	01/01/41	2,264,129
5,686,227		FNMA	4.500	01/01/41	6,208,621
1,143,916		FNMA	5.000	05/01/41	1,248,972
753,728		FNMA	4.500	09/01/41	820,519
3,963,616		FNMA	5.500	12/01/41	4,529,278
1,469,251		FNMA	4.500	01/01/42	1,604,091
387,520		FNMA	4.500	03/01/42	423,182
1,377,848		FNMA	4.500	04/01/42	1,490,688
1,075,723		FNMA	4.500	06/01/42	1,162,080
2,317,081		FNMA	4.500	08/01/42	2,521,021
33,618		FNMA	3.000	10/01/42	33,895
1,833,828		FNMA	3.000	10/01/42	1,848,982
6,452,785	w	FNMA	3.000	01/01/43	6,506,113
2,066,318		FNMA	4.500	01/01/43	2,222,200
8,192,500	w	FNMA	3.000	02/01/43	8,260,211
2,522,608		FNMA	3.000	02/25/43	2,575,721
217,680		FNMA	3.000	04/01/43	219,468
2,772,111		FNMA	3.000	08/25/43	2,831,243
2,285,334		FNMA	4.500	10/01/43	2,487,390
2,077,922		FNMA	4.500	02/01/44	2,244,275
214,436		FNMA	4.000	04/01/44	227,622
748,675		FNMA	4.000	06/01/44	794,567
705,587		FNMA	4.000	06/01/44	748,757
186

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,688,837		FNMA	4.500%	06/01/44	$1,840,990
899,247		FNMA	4.000	07/01/44	954,621
212,630		FNMA	4.000	07/01/44	225,730
158,115		FNMA	4.000	08/01/44	167,750
222,330		FNMA	4.000	08/01/44	236,032
2,103,430		FNMA	4.000	08/01/44	2,233,004
1,430,368		FNMA	4.000	08/01/44	1,518,036
153,938		FNMA	4.000	09/01/44	163,421
226,543		FNMA	4.000	09/01/44	240,514
939,431		FNMA	4.000	10/01/44	997,247
4,954,512		FNMA	4.500	10/01/44	5,398,234
1,583,527		FNMA	4.000	12/01/44	1,681,049
2,823,432		FNMA	4.000	01/01/45	2,997,305
6,881,389		FNMA	3.000	02/25/45	6,989,984
408,427		FNMA	3.500	03/01/45	422,690
289,688		FNMA	3.500	03/01/45	300,399
703,634		FNMA	4.500	03/01/45	771,388
3,945,588		FNMA	3.000	03/25/45	4,020,540
3,617,577		FNMA	3.500	05/01/45	3,756,686
278,798		FNMA	4.000	05/01/45	297,317
4,468,867		FNMA	4.000	06/01/45	4,765,773
6,422,321		FNMA	4.000	07/01/45	6,857,035
786,204		FNMA	4.000	08/01/45	838,424
5,489,442		FNMA	4.000	09/01/45	5,852,718
2,665,115		FNMA	4.000	11/01/45	2,842,201
1,556,908		FNMA	4.000	12/01/45	1,660,400
1,809,423		FNMA	3.500	01/01/46	1,875,709
10,112,466		FNMA	4.000	01/01/46	10,765,669
3,252,566		FNMA	3.500	02/01/46	3,370,075
938,658		FNMA	3.500	06/01/46	973,272
3,045,420		FNMA	3.500	08/01/46	3,140,623
14,580,203		FNMA	3.000	11/01/46	14,630,449
28,698,607		FNMA	3.000	12/01/46	28,797,508
11,892,857		FNMA	3.500	12/01/46	12,264,640
19,592,071		FNMA	3.500	12/01/46	20,204,538
2,046,096		FNMA	4.000	12/01/46	2,187,529
37,579,819		FNMA	3.000	01/01/47	37,709,327
81,570,226		FNMA	3.500	01/01/47	84,120,193
6,103,444		FNMA	3.000	02/01/47	6,124,478
2,871,413		FNMA	3.500	02/01/47	2,961,176
8,439,788		FNMA	3.000	04/01/47	8,468,873
1,966,373		FNMA	3.000	04/01/47	1,973,150
9,795,860		FNMA	3.000	06/01/47	9,829,618
47,578,949		FNMA	4.000	07/01/47	50,100,854
38,087,067		FNMA	4.500	07/01/47	40,881,080
27,737,546		FNMA	4.000	08/01/47	29,207,774
11,956,143	h	FNMA	3.500	09/01/47	12,329,904
1,987,022		FNMA	4.500	09/01/47	2,132,179
40,000,000	h	FNMA	4.500	10/01/47	42,922,113
7,000,000	h	FNMA	4.000	10/25/47	7,367,500
15,000,000	h	FNMA	4.500	10/25/47	16,095,117
187

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,185		Government National Mortgage Association (GNMA)	7.500%	11/15/23	$8,762
2,220		GNMA	7.500	08/15/28	2,227
10,888		GNMA	6.500	12/15/28	12,016
39,768		GNMA	6.500	03/15/29	43,901
12,502		GNMA	8.500	10/20/30	14,529
3,694		GNMA	7.000	06/20/31	4,406
109,734		GNMA	5.000	02/15/33	119,848
368,038		GNMA	5.000	09/15/33	406,809
4,607,377		GNMA	3.700	10/15/33	4,854,930
26,304		GNMA	6.000	10/20/36	29,451
29,802		GNMA	6.000	01/20/37	34,140
46,980		GNMA	6.000	02/20/37	53,526
40,186		GNMA	5.000	04/15/38	44,238
21,261		GNMA	6.000	08/20/38	24,076
12,749		GNMA	4.500	02/20/39	14,066
17,961		GNMA	4.500	08/20/41	19,821
64,124		GNMA	4.500	09/20/41	70,805
14,005		GNMA	4.500	01/20/44	15,466
17,391		GNMA	4.500	02/20/44	19,204
27,051		GNMA	4.500	05/20/44	29,864
201,105		GNMA	4.500	05/20/44	221,889
210,112		GNMA	4.500	08/20/44	231,985
212,217		GNMA	4.500	09/20/44	234,256
75,532		GNMA	4.500	10/20/44	83,015
57,282		GNMA	4.500	11/20/44	62,223
132,118		GNMA	4.500	12/20/44	145,762
212,356		GNMA	4.500	02/20/45	234,393
233,864		GNMA	4.500	08/20/45	258,304
250,023		GNMA	4.500	08/20/45	275,908
233,978		GNMA	4.500	12/20/45	258,464
48,116,633		GNMA	3.500	06/20/47	50,073,193
14,826,639		GNMA	4.000	06/20/47	15,667,480
70,954,406		GNMA	3.000	08/20/47	72,001,695
26,837,197	h	GNMA	3.500	08/20/47	27,928,474
		TOTAL MORTGAGE BACKED			933,836,788

MUNICIPAL BONDS - 5.7%
6,800,000		Alabama Economic Settlement Authority	4.263	09/15/32	7,197,052
1,000,000		Anaheim City School District	3.825	08/01/23	1,067,630
2,129,400		California Earthquake Authority	2.805	07/01/19	2,138,791
5,000,000		California Housing Finance Agency	2.966	08/01/22	5,122,600
1,040,000		City of Fort Worth TX	3.955	03/01/32	1,068,870
1,390,000		City of Fort Worth TX	4.088	03/01/37	1,420,691
500,000		City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	510,390
2,000,000		City of San Angelo TX Water & Sewer Revenue	4.401	02/15/46	2,039,820
3,750,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,815,700
9,800,000		Commonwealth Financing Authority	4.014	06/01/33	10,149,076
2,995,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,941,629
5,000,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	4,890,350
1,555,000		County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,536,185
188

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$5,595,000	County of Miami-Dade FL Aviation Revenue	3.454%	10/01/30	$5,583,362
5,235,000	County of Miami-Dade FL Aviation Revenue	3.504	10/01/31	5,240,759
3,000,000	Denver City & County School District No	4.242	12/15/37	3,152,880
750,000	Denver Health & Hospital Authority	2.250	12/01/17	750,083
2,000,000	Florida Municipal Power Agency	2.769	10/01/23	1,976,180
2,100,000	Florida Municipal Power Agency	2.919	10/01/24	2,087,547
3,000,000	Florida Municipal Power Agency	3.059	10/01/25	3,003,150
600,000	Grant County Public Utility District No 2	5.630	01/01/27	697,722
250,000	Harris County Flood Control District	1.818	10/01/18	250,810
895,000	Illinois Housing Development Authority	4.105	07/01/27	915,057
2,430,000	Indiana Finance Authority	3.166	07/01/30	2,394,984
3,000,000	Indiana Finance Authority	3.624	07/01/36	3,010,080
2,270,000	Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,311,904
1,250,000	Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,301,375
2,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,964,160
3,840,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,675,763
1,250,000	Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,235,163
7,440,000	Maryland Community Development Administration Housing Revenue	3.797	03/01/39	7,357,788
5,000,000	Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	5,144,650
340,000	Massachusetts Housing Finance Agency	1.876	12/01/17	339,918
190,000	Massachusetts Housing Finance Agency	2.807	12/01/19	191,117
770,000	Massachusetts Housing Finance Agency	4.786	12/01/32	795,972
2,780,000	Michigan Finance Authority	3.610	11/01/32	2,734,158
6,710,000	Michigan Finance Authority	3.585	11/01/35	6,509,170
4,575,000	New Jersey Economic Development Authority	3.882	06/15/19	4,664,624
7,500,000	New Jersey Economic Development Authority	4.271	06/15/20	7,703,550
1,600,000	New Jersey Economic Development Authority	5.706	06/15/30	1,685,952
3,000,000	New Jersey Economic Development Authority	5.756	06/15/31	3,153,030
1,500,000	New Jersey Educational Facilities Authority	2.304	07/01/22	1,480,710
1,415,000	New Jersey Educational Facilities Authority	2.504	07/01/23	1,394,483
1,615,000	New Jersey Institute of Technology	4.177	07/01/37	1,644,797
2,655,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,983,317
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,050,120
3,000,000	New York State Dormitory Authority	3.879	07/01/46	3,036,300
2,500,000	Palm Beach County Solid Waste Authority	2.636	10/01/24	2,473,550
5,500,000	Palm Desert Redevelopment Agency	2.750	10/01/22	5,551,205
6,155,000	Palm Desert Redevelopment Agency	3.000	10/01/23	6,152,538
1,690,000	Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,710,229
2,000,000	Port of Seattle WA	3.471	05/01/31	2,025,080
1,390,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,296,967
1,800,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,671,174
189

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,535,000		Regents of the University of California Medical Center Pooled Revenue	2.859%	05/15/30	$3,277,581
5,000,000		State of California	4.988	04/01/39	5,441,450
2,000,000		State of Illinois	2.770	04/01/18	2,004,380
1,000,000		State of Illinois	4.125	01/01/19	1,015,670
10,000,000		State of Illinois	5.000	02/01/19	10,381,500
4,000,000		State of Texas	3.721	10/01/31	4,180,400
4,000,000		State of Texas	3.771	10/01/32	4,182,520
4,050,000		Syracuse Industrial Development Agency	5.000	01/01/36	3,972,929
500,000		University of California	2.676	05/15/21	507,550
4,500,000		University of California	2.817	05/15/24	4,547,880
7,000,000		University of California	3.063	07/01/25	7,172,130
3,000,000		University of California	3.169	05/15/29	2,969,700
4,420,000		University of California	3.552	05/15/39	4,229,896
6,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	4,621,335
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,990,600
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,784,141
		TOTAL MUNICIPAL BONDS			222,479,824

U.S. TREASURY SECURITIES - 13.7%
5,000,000		United States Treasury Bond	6.250	05/15/30	7,092,774
15,000,000		United States Treasury Bond	5.000	05/15/37	20,490,234
15,000,000		United States Treasury Bond	4.500	05/15/38	19,364,062
15,000,000		United States Treasury Bond	4.250	05/15/39	18,754,102
25,000,000		United States Treasury Bond	4.375	11/15/39	31,796,875
20,000,000		United States Treasury Bond	4.375	05/15/40	25,478,906
12,000,000		United States Treasury Bond	2.500	02/15/46	11,154,375
15,000,000		United States Treasury Bond	2.500	05/15/46	13,929,492
24,490,000		United States Treasury Bond	3.000	05/15/47	25,181,651
40,000,000		United States Treasury Bond	2.750	08/15/47	39,103,125
1,520,000		United States Treasury Note	1.375	09/15/20	1,509,194
11,263,000		United States Treasury Note	1.625	08/31/22	11,104,614
10,000,000		United States Treasury Note	1.250	07/31/23	9,561,719
25,100,000		United States Treasury Note	1.375	08/31/23	24,142,082
24,400,000		United States Treasury Note	2.250	12/31/23	24,618,266
22,500,000		United States Treasury Note	2.250	01/31/24	22,688,965
25,000,000		United States Treasury Note	2.125	02/29/24	25,008,789
20,000,000		United States Treasury Note	2.125	03/31/24	19,995,312
20,000,000		United States Treasury Note	2.000	04/30/24	19,838,281
7,155,000		United States Treasury Note	2.000	05/31/24	7,093,232
7,500,000		United States Treasury Note	2.000	06/30/24	7,429,980
500,000		United States Treasury Note	2.125	07/31/24	499,004
15,000,000		United States Treasury Note	2.000	09/30/24	14,953,125
10,000,000		United States Treasury Note	2.000	02/15/25	9,859,375
10,000,000		United States Treasury Note	2.125	05/15/25	9,932,031
30,000,000		United States Treasury Note	2.000	08/15/25	29,473,828
30,000,000		United States Treasury Note	2.250	11/15/25	29,985,938
53,990,000		United States Treasury Note	2.250	08/15/27	53,597,729
		TOTAL U.S. TREASURY SECURITIES			533,637,060

		TOTAL GOVERNMENT BONDS			1,827,997,448
		(Cost $1,825,008,942)
190

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 15.1%

ASSET BACKED - 8.0%
$133,372		ACE Securities Corp Home Equity Loan Trust		1.972%	08/25/35	$133,545
		Series - 2005 HE5 (Class M2)
8,960,000		AmeriCredit Automobile Receivables Trust		2.570	07/08/20	9,022,378
		Series - 2014 2 (Class D)
10,000,000		AmeriCredit Automobile Receivables Trust		2.710	09/08/22	9,972,914
		Series - 2016 3 (Class D)
2,000,000	g,i	Apidos CLO XXIV	LIBOR 3 M + 2.000%	3.307	07/20/27	2,011,791
		Series - 2016 24A (Class A2)
1,750,000	g,i	Ares XXVIII CLO Ltd	LIBOR 3 M + 2.100%	3.404	10/17/24	1,757,819
		Series - 2013 3A (Class C1R)
4,000,000	g,i	Ares XXXIV CLO Ltd	LIBOR 3 M + 1.500%	2.811	07/29/26	3,995,704
		Series - 2015 2A (Class BR)
1,290,626		Asset Backed Securities Corp Home Equity Loan Trust		1.183	03/25/35	1,296,975
		Series - 2005 HE1 (Class M1)
7,500,000	g,i	Atrium XI	LIBOR 3 M + 1.500%	2.632	10/23/25	7,526,249
		Series - 2017 11A (Class BR)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.040	03/20/19	6,016,374
		Series - 2012 3A (Class B)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.780	06/20/22	3,010,996
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.360	11/20/22	5,061,749
		Series - 2016 2A (Class B)
3,500,000	g	Avis Budget Rental Car Funding AESOP LLC		4.830	11/20/22	3,544,634
		Series - 2016 2A (Class C)
1,236,757	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.490%	1.727	07/25/35	1,230,514
		Series - 2005 SD3 (Class 1A)
1,283,658	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.400%	1.637	02/25/36	1,285,065
		Series - 2006 EC2 (Class M1)
2,000,000	g	Bowman Park CLO Ltd		3.545	11/23/25	2,006,590
		Series - 2014 1A (Class B2R)
5,000,000	g	Canyon Capital		2.253	12/15/20	4,913,644
		Series - 2006 1A (Class D)
1,100,000		Capital Auto Receivables Asset Trust		3.160	11/20/20	1,112,631
		Series - 2015 2 (Class D)
2,250,000		Capital Auto Receivables Asset Trust		2.420	06/21/21	2,256,931
		Series - 2016 2 (Class C)
3,000,000		Capital Auto Receivables Asset Trust		3.160	11/20/23	3,029,473
		Series - 2016 2 (Class D)
5,000,000	g	Capital Automotive REIT		3.660	10/15/44	5,058,397
		Series - 2014 1A (Class A)
4,979,167	g	Capital Automotive REIT		3.870	04/15/47	5,020,565
		Series - 2017 1A (Class A1)
1,500,000	g,i	Carlyle Global Market Strategies CLO 2015-3 Ltd	LIBOR 3 M + 5.700%	7.014	07/28/28	1,505,463
		Series - 2015 3A (Class D)
3,400,000	g,i	Carlyle Global Market Strategies CLO Ltd	LIBOR 3 M + 1.550%	2.854	07/15/25	3,400,191
		Series - 2013 3A (Class A2A)
1,500,000	g	Carlyle Global Market Strategies CLO Ltd		3.530	07/15/25	1,501,230
		Series - 2013 3A (Class A2B)
191

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,451,318	†,g	CBRE Realty Finance		1.603%	04/07/52	$199,382
		Series - 2007 1A (Class A2)
690,476	g	CCR, Inc		4.750	07/10/22	701,978
		Series - 2012 CA (Class C)
1,500,000	g	Cent CLO 21 Ltd		3.500	07/27/26	1,506,232
		Series - 2014 21A (Class A2BR)
51,135		Centex Home Equity		5.540	01/25/32	51,065
		Series - 2002 A (Class AF6)
2,000,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 5.000%	6.313	01/22/27	1,917,413
		Series - 2015 1A (Class E1)
750,000	i	CIFC Funding Ltd	LIBOR 3 M + 5.000%	6.313	01/22/27	719,030
		Series - 2015 1X (Class E1)
205,677		Countrywide Asset-Backed Certificates (Step Bond)		5.216	10/25/17	205,925
		Series - 2002 S4 (Class A5)
4,875,000	g	DB Master Finance LLC		3.262	02/20/45	4,882,654
		Series - 2015 1A (Class A2I)
7,312,500	g	DB Master Finance LLC		3.980	02/20/45	7,480,907
		Series - 2015 1A (Class A2II)
5,000,000	g,h	DB Master Finance LLC		3.629	11/20/47	5,017,125
		Series - 2017 1A (Class A2I)
1,975,000	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	1,995,658
		Series - 2015 1A (Class A2I)
3,000,000	g,i	Domino’s Pizza Master Issuer LLC	LIBOR 3 M + 1.250%	2.551	07/25/47	2,999,490
		Series - 2017 1A (Class A2I)
5,000,000	g	Domino’s Pizza Master Issuer LLC		4.118	07/25/47	5,061,300
		Series - 2017 1A (Class A23)
3,000,000	g,i	Dryden 45 Senior Loan Fund	LIBOR 3 M + 1.800%	3.104	07/15/27	3,001,604
		Series - 2016 45A (Class B)
25,463	i	First Frankin Mortgage Loan Trust	LIBOR 1 M + 0.240%	1.477	01/25/36	25,461
		Series - 2006 FF1 (Class 2A3)
3,241,875	g	FOCUS Brands Funding LLC		3.857	04/30/47	3,278,054
		Series - 2017 1A (Class A2I)
4,100,000	g,i	Galaxy XIX CLO Ltd	LIBOR 3 M + 1.220%	2.537	07/24/30	4,097,825
		Series - 2015 19A (Class A1R)
5,175,000	g,i	Galaxy XV CLO Ltd	LIBOR 3 M + 1.850%	3.154	04/15/25	5,222,849
		Series - 2013 15A (Class B)
937,101		GSAMP Trust		0.607	02/25/36	936,548
		Series - 2006 NC1 (Class A2)
4,015,340	i	GSAMP Trust	LIBOR 1 M + 0.490%	1.727	07/25/45	4,032,751
		Series - 2005 HE4 (Class M2)
988,240	g	HERO Funding Trust		3.280	09/20/48	993,997
		Series - 2017 2A (Class A1)
1,976,479	g	HERO Funding Trust		4.070	09/20/48	2,026,878
		Series - 2017 2A (Class A2)
3,633,023	†,g	HERO Residual Funding		4.500	09/21/42	3,614,858
		Series - 2016 1R (Class A1)
4,020,000	g	Hertz Vehicle Financing LLC		1.830	08/25/19	4,005,304
		Series - 2013 1A (Class A2)
4,000,000	g	Hertz Vehicle Financing LLC		2.320	03/25/20	3,995,125
		Series - 2016 1A (Class A)
6,000,000	g	Hertz Vehicle Financing LLC		3.110	07/25/20	5,950,445
		Series - 2016 3A (Class B)
192

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,000,000	g	Hertz Vehicle Financing LLC		4.430%	07/25/20	$1,985,161
		Series - 2016 3A (Class C)
2,618,320	g	Hilton Grand Vacations Trust		2.660	12/26/28	2,620,401
		Series - 2017 AA (Class A)
4,363,867	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	4,369,699
		Series - 2017 AA (Class B)
2,013,707	i	Home Equity Mortgage Loan Asset-Backed Trust	LIBOR 1 M + 0.370%	1.607	10/25/35	2,013,074
		Series - 2005 C (Class AII3)
1,606,331	i	Lehman XS Trust	LIBOR 1 M + 0.560%	1.797	08/25/35	1,581,864
		Series - 2005 2 (Class 1A1)
374,185	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.487	02/25/36	370,041
		Series - 2006 1 (Class 1A1)
3,000,000	g	Madison Park Funding XIII Ltd		3.300	01/19/25	2,998,446
		Series - 2014 13A (Class B2R)
1,231,801		MASTR Asset Backed Securities Trust		0.605	10/25/35	1,233,498
		Series - 2005 HE2 (Class M1)
1,004,200		MASTR Asset Backed Securities Trust (Step Bond)		5.648	11/25/35	982,151
		Series - 2005 AB1 (Class A4)
2,955,581	g	MVW Owner Trust		2.640	12/20/33	2,904,601
		Series - 2016 1A (Class B)
3,468,909	g	MVW Owner Trust		2.420	12/20/34	3,462,314
		Series - 2017 1A (Class A)
5,674,036		NovaStar Mortgage Funding Trust		1.650	09/25/33	5,666,047
		Series - 2003 2 (Class M1)
950,906		Oakwood Mortgage Investors, Inc		5.410	11/15/32	984,370
		Series - 2002 C (Class A1)
247,441	g	OneMain Direct Auto Receivables Trust		2.040	01/15/21	247,576
		Series - 2016 1A (Class A)
515,641	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	513,409
		Series - 2014 AA (Class B)
243,955		Renaissance Home Equity Loan Trust (Step Bond)		5.392	07/25/34	243,998
		Series - 2004 2 (Class AF4)
2,850,000		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.630	09/25/35	2,904,341
		Series - 2005 HI3 (Class M5)
81,639		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.010	02/25/36	81,986
		Series - 2006 HI1 (Class M1)
2,454,386		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.060	02/25/36	2,568,885
		Series - 2006 HI1 (Class M2)
4,000,000		Santander Drive Auto Receivables Trust		2.660	11/15/21	4,033,120
		Series - 2016 2 (Class C)
800,000		Santander Drive Auto Receivables Trust		2.740	12/15/21	806,116
		Series - 2015 5 (Class C)
5,000,000		Santander Drive Auto Receivables Trust		3.090	04/15/22	5,055,968
		Series - 2016 1 (Class C)
3,800,000		Santander Drive Auto Receivables Trust		3.390	04/15/22	3,852,157
		Series - 2016 2 (Class D)
206,236		Saxon Asset Securities Trust (Step Bond)		6.120	11/25/30	214,663
		Series - 2002 2 (Class AF6)
193

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$763,663		Securitized Asset Backed Receivables LLC		0.747%	10/25/35	$763,226
		Series - 2005 OP2 (Class A2C)
7,166,218	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	7,202,377
		Series - 2017 1A (Class B)
684,218	g	Sierra Timeshare Receivables Funding LLC		2.430	06/20/32	682,902
		Series - 2015 2A (Class A)
2,710,275	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	2,711,739
		Series - 2015 3A (Class A)
3,793,006	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	3,798,359
		Series - 2015 3A (Class B)
2,416,571	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	2,412,348
		Series - 2016 2A (Class A)
4,833,142	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	4,823,243
		Series - 2016 2A (Class B)
606,210	g	SolarCity LMC		4.800	11/20/38	600,937
		Series - 2013 1 (Class A)
761,651	g	SolarCity LMC		4.590	04/20/44	755,498
		Series - 2014 1 (Class A)
1,264,170	†,g	SolarCity LMC		4.020	07/20/44	1,232,178
		Series - 2014 2 (Class A)
4,500,000	g,i	Sound Point Clo XIV Ltd	LIBOR 3 M + 6.650%	7.963	01/23/29	4,519,301
		Series - 2016 3A (Class E)
5,133,181	g	SpringCastle America Funding LLC		3.050	04/25/29	5,167,379
		Series - 2016 AA (Class A)
8,300,000	g	SpringCastle America Funding LLC		4.100	10/25/33	8,294,027
		Series - 2016 AA (Class B)
1,609,861	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	2.737	04/25/35	1,573,073
		Series - 2005 7XS (Class 2A1A)
7,920,000	g	Taco Bell Funding LLC		3.832	05/25/46	8,074,440
		Series - 2016 1A (Class A2I)
4,950,000	g	Taco Bell Funding LLC		4.970	05/25/46	5,241,506
		Series - 2016 1A (Class A23)
2,261,905	g	THUNDERBOLT AIRCRAFT LEASE Ltd		4.500	05/17/32	2,088,935
		Series - 2017 A (Class C)
9,273,810	g	THUNDERBOLT AIRCRAFT LEASE Ltd (Step Bond)		4.212	05/17/32	9,558,771
		Series - 2017 A (Class A)
2,930,026	g	Vericrest Opportunity Loan Tra (Step Bond)		3.250	04/25/59	2,941,157
		Series - 2017 NPL7 (Class A1)
3,500,000	g	Vericrest Opportunity Loan Tra (Step Bond)		5.375	04/25/59	3,481,961
		Series - 2017 NPL7 (Class A2)
2,000,000	g	VOLT LIX LLC (Step Bond)		5.375	05/25/47	1,989,466
		Series - 2017 NPL6 (Class A2)
3,748,651	g,i	VOLT LVII LLC (Step Bond)		3.375	04/25/47	3,769,015
		Series - 2017 NPL4 (Class A1)
9,250,000	g	Voya CLO Ltd		4.540	10/14/26	9,249,858
		Series - 2014 4A (Class A2BR)
285,569	†,g,m	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	286,763
		Series - 2006 N1 (Class N1)
38,195	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	1.597	05/25/35	37,970
		Series - 2005 SD1 (Class A)
194

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$11,760,000	g	Wendys Funding LLC		3.371%	06/15/45	$11,865,487
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED				314,407,482

OTHER MORTGAGE BACKED - 7.1%
2,077,767	i	Adjustable Rate Mortgage Trust	LIBOR 1 M + 1.050%	2.287	05/25/35	2,008,970
		Series - 2005 1 (Class 5M1)
2,687,869	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	2.955	10/25/34	2,658,771
		Series - 2004 3 (Class 4A)
578,980	i	Banc of America Commercial Mortgage Trust		5.914	05/10/45	578,224
		Series - 2006 2 (Class C)
10,000,000		Banc of America Commercial Mortgage Trust		3.019	07/15/49	10,046,194
		Series - 2016 UB10 (Class ASB)
1,340,000	g,i	Banc of America Commercial Mortgage Trust		5.821	02/10/51	1,336,312
		Series - 2007 4 (Class E)
7,500,000	i	Banc of America Commercial Mortgage Trust		5.971	02/10/51	7,566,277
		Series - 2007 5 (Class AJ)
1,965,000	g,i	Banc of America Commercial Mortgage Trust		6.000	02/10/51	1,960,071
		Series - 2007 4 (Class D)
6,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	6,008,460
		Series - 2007 5 (Class B)
4,745,803	†,g,i	Bayview Opportunity Master Fund IVb Trust	LIBOR 1 M + 2.150%	3.387	10/25/28	4,737,356
		Series - 2017 CRT1 (Class M)
2,226,000	i	Bear Stearns Commercial Mortgage Securities Trust		6.120	09/11/42	2,224,995
		Series - 2007 T28 (Class AJ)
4,500,000		CD Mortgage Trust		2.622	08/10/49	4,446,373
		Series - 2016 CD1 (Class ASB)
336,557		Citicorp Mortgage Securities, Inc		5.500	07/25/35	326,895
		Series - 2005 4 (Class 1A7)
10,000,000		Citigroup Commercial Mortgage Trust		3.003	05/10/49	10,081,697
		Series - 2016 C1 (Class AAB)
11,150,008	i	COBALT CMBS Commercial Mortgage Trust		5.771	05/15/46	11,315,028
		Series - 2007 C3 (Class AJ)
9,044,000		COMM Mortgage Trust		2.972	10/10/49	9,090,392
		Series - 2016 COR1 (Class ASB)
666,553		Countrywide Alternative Loan Trust		5.000	04/25/20	657,344
		Series - 2005 6CB (Class 2A1)
845,440	i	Countrywide Alternative Loan Trust	LIBOR 1 M + 0.230%	1.466	07/20/35	826,000
		Series - 2005 24 (Class 4A1)
893,273	i	Countrywide Home Loan Mortgage Pass Through Trust		3.346	11/20/34	899,704
		Series - 2004 HYB6 (Class A2)
101,440		Countrywide Home Loan Mortgage Pass Through Trust		5.250	09/25/35	97,503
		Series - 2005 17 (Class 1A10)
3,511	i	Credit Suisse Commercial Mortgage Trust		5.903	09/15/39	3,528
		Series - 2007 C4 (Class A1AJ)
1,272,215	i	Credit Suisse Commercial Mortgage Trust		5.625	01/15/49	1,303,977
		Series - 2007 C2 (Class AJ)
2,083,000	g,i	DBUBS Mortgage Trust		5.345	08/10/44	2,255,414
		Series - 2011 LC3A (Class B)
4,354,232	g,i	Flagstar Mortgage Trust		3.500	03/25/47	4,454,414
		Series - 2017 1 (Class 1A5)
195

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,555,274	i	GE Capital Commercial Mortgage Corp		5.900%	11/10/45	$6,639,700
		Series - 2005 C4 (Class AJ)
837,742		GSR Mortgage Loan Trust		6.000	01/25/35	845,633
		Series - 2005 1F (Class 3A3)
219,521	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.897	03/25/35	210,115
		Series - 2004 11 (Class 2A1)
1,818,991	i	Impac CMB Trust	LIBOR 1 M + 0.250%	1.487	05/25/35	1,791,991
		Series - 0 4 (Class 1A1B)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.581	07/15/46	332,278
		Series - 2011 C4 (Class C)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	9,968,157
		Series - 2016 JP2 (Class ASB)
1,350,310	i	JP Morgan Mortgage Trust		3.321	11/25/33	1,373,343
		Series - 2006 A2 (Class 5A3)
7,033,266	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	7,195,088
		Series - 2017 1 (Class A3)
9,609,440	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	9,788,492
		Series - 2017 2 (Class A3)
2,408,200	i	LB-UBS Commercial Mortgage Trust		5.737	03/15/39	2,434,247
		Series - 2006 C3 (Class C)
159,056	i	LB-UBS Commercial Mortgage Trust		5.533	02/15/40	158,956
		Series - 2007 C1 (Class C)
3,000,000	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	2,997,983
		Series - 2007 C1 (Class D)
869,043		Lehman Mortgage Trust		5.500	11/25/35	819,620
		Series - 2005 1 (Class 2A4)
3,218,597	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.039	07/25/47	3,225,639
		Series - 2015 A (Class A)
75,000	i	Merrill Lynch Mortgage Trust		6.665	02/12/51	75,351
		Series - 0 C1 (Class AJA)
5,455,000	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	5,540,202
		Series - 2007 6 (Class AM)
925,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20		4.160	02/15/48	939,349
		Series - 2015 C20 (Class B)
3,149,500		Morgan Stanley Capital I Trust		0.860	02/25/35	3,090,448
		Series - 2005 WMC2 (Class M3)
1,891,924	i	Morgan Stanley Capital I Trust		5.389	11/12/41	1,893,197
		Series - 2006 HQ10 (Class AJ)
96,169	i	Morgan Stanley Capital I Trust		5.861	04/12/49	96,054
		Series - 2007 HQ12 (Class C)
6,405,546	i	Morgan Stanley Capital I Trust		5.907	06/11/49	6,426,407
		Series - 2007 IQ15 (Class AJ)
10,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	9,899,727
		Series - 2016 UB11 (Class ASB)
4,000,000	i	Morgan Stanley Capital I Trust		6.363	12/12/49	3,754,600
		Series - 2007 IQ16 (Class AJFX)
10,000,000	g	MSSG Trust		3.690	09/13/39	10,180,088
		Series - 2017 237P (Class B)
2,007,377		Option One Mortgage Loan Trust		0.950	05/25/34	2,004,367
		Series - 2004 2 (Class M1)
196

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,729,118	g,i	Sequoia Mortgage Trust		3.500%	02/25/47	$4,840,881
		Series - 2017 1 (Class A4)
15,317,590	g,i	Sequoia Mortgage Trust		3.500	04/25/47	15,660,444
		Series - 2017 3 (Class A4)
14,637,156	g,i	Sequoia Mortgage Trust		3.500	08/25/47	14,973,928
		Series - 2017 5 (Class A4)
4,805,227	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	4,894,763
		Series - 2017 1 (Class A4)
1,066,585	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.340%	1.577	08/25/35	1,057,193
		Series - 2005 16XS (Class A1)
451,930	g,i	Terwin Mortgage Trust	LIBOR 1 M + 0.780%	2.017	03/25/35	446,813
		Series - 2005 3SL (Class M1)
7,000,000	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	7,001,866
		Series - 2017 NPL9 (Class A1)
284,576	i	Wachovia Bank Commercial Mortgage Trust		5.413	12/15/43	289,201
		Series - 2007 C30 (Class AJ)
3,251,916	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	3,287,963
		Series - 2006 C27 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	2,997,069
		Series - 2007 C34 (Class B)
100,000	i	Wachovia Bank Commercial Mortgage Trust		6.219	05/15/46	99,800
		Series - 2007 C34 (Class C)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust		6.274	05/15/46	6,753,944
		Series - 2007 C34 (Class AJ)
9,092,051	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	9,229,432
		Series - 2007 C31 (Class AJ)
6,440,000	i	Wachovia Bank Commercial Mortgage Trust		6.148	04/15/47	6,626,696
		Series - 2007 C31 (Class C)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust		5.750	06/15/49	8,996,670
		Series - 2007 C32 (Class B)
12,120,227	i	Wachovia Bank Commercial Mortgage Trust		5.750	06/15/49	12,347,845
		Series - 2007 C32 (Class AJ)
24,558	i	Wachovia Bank Commercial Mortgage Trust		5.953	02/15/51	24,536
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED				276,093,975

		TOTAL STRUCTURED ASSETS				590,501,457
		(Cost $589,300,295)

		TOTAL BONDS				3,704,677,133
		(Cost $3,678,258,940)

SHARES		COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
31,813	*	Peabody Energy Corp				922,895
		TOTAL ENERGY				922,895
		TOTAL COMMON STOCKS				922,895
		(Cost $437,456)
197

TIAA-CREF FUNDS - Bond Plus Fund

SHARES			COMPANY	RATE	MATURITY DATE	VALUE
PREFERRED STOCKS - 0.0%

ENERGY - 0.0%
	3,560	*	Peabody Energy Corp			$223,248
			TOTAL ENERGY			223,248
			TOTAL PREFERRED STOCKS			223,248
			(Cost $88,473)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 4.5%

GOVERNMENT AGENCY DEBT - 0.8%
	$32,700,000		Federal Home Loan Bank (FHLB)	0.600%-0.700%	10/02/17	32,700,000
			TOTAL GOVERNMENT AGENCY DEBT			32,700,000

TREASURY DEBT - 3.7%
EGP	60,000,000	j	Egypt Treasury Bills	0.000	12/12/17	3,281,711
NGN	1,700,000,000	j	Nigeria Treasury Bill	0.000	07/05/18	4,135,357
	$26,520,000		United States Treasury Bill	0.920-1.008	10/05/17	26,518,403
	64,615,000		United States Treasury Bill	0.926-0.961	10/12/17	64,598,470
	44,215,000		United States Treasury Bill	0.927-0.971	10/26/17	44,187,366
			TOTAL TREASURY DEBT			142,721,307

			TOTAL SHORT-TERM INVESTMENTS			175,421,307
			(Cost $175,201,511)

			TOTAL INVESTMENTS - 103.1%			4,020,827,305
			(Cost $3,994,376,390)
			OTHER ASSETS & LIABILITIES, NET - (3.1)%			(121,457,854)
			NET ASSETS - 100.0%			$3,899,369,451

			Abbreviation(s):
	BRL		Brazilian real
	EGP		Egyptian pound
	ICE		Intercontinental Exchange
	ISR		Intercontinental Exchange Swap Rate
	JPY		Japanese yen
	LIBOR		London Interbank Offered Rate
	M		Month
	MXN		Mexican peso
	NGN		Nigerian naira
	REIT		Real Estate Investment Trust
	TRY		Trukish lira
	UYU		Uruguayan peso
	Y		Year
	ZAR		South American rand

	*		Non-income producing
	†		Security is categorized as Level 3 in the fair value hierarchy.
	g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2017, the aggregate value of these securities was $740,135,675 or 19.0% of net assets.
	h		All or a portion of these securities were purchased on a delayed delivery basis.
	i		Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.
198

TIAA-CREF FUNDS - Bond Plus Fund

j	Zero coupon
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Bilateral currency swap contracts outstanding as of September 30, 2017 were as follows (see Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount		Value	Upfront premiums (received)	Unrealized appreciation (depreciation)
USD		Fixed semi-annual 1.94%	JP Morgan Chase Bank, N.A.	4/15/19	USD	20,664,870	$283,874	$(148,374)	$432,248
JPY	Fixed semi-annual 0.10%				JPY	2,300,000,000

Abbreviation(s):
JPY	Japanese Yen
199

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 7.1%

AUTOMOBILES & COMPONENTS - 0.2%
$8,654,964	i	Gates Global LLC	LIBOR 3 M + 3.250%	4.580%	04/01/24	$8,687,420
		TOTAL AUTOMOBILES & COMPONENTS				8,687,420

CAPITAL GOODS - 0.0%
1,662,438	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 4.000%	5.240	11/20/23	1,675,953
		TOTAL CAPITAL GOODS				1,675,953

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
10,087,871	i	ProQuest LLC	LIBOR 1 M + 3.750%	4.985	10/24/21	10,184,513
745,208	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	8.179	05/15/23	737,756
4,254,792	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	8.240	05/15/23	4,212,244
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				15,134,513

CONSUMER DURABLES & APPAREL - 0.2%
11,136,409	i	Academy Ltd	LIBOR 3 M + 4.000%	5.270	07/01/22	7,503,267
		TOTAL CONSUMER DURABLES & APPAREL				7,503,267

CONSUMER SERVICES - 1.6%
12,280,091	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	5.080	07/28/22	12,236,619
487,615	i	Boyd Gaming Corp	LIBOR 1 W + 2.500%	3.690	09/15/23	488,956
13,275,000	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 8.250%	9.580	07/10/23	13,225,219
9,905,662	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	5.080	08/12/22	9,862,374
8,800,000	i	KUEHG Corp	LIBOR 3 M + 8.250%	9.580	08/15/25	8,756,000
3,725,000	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 3.250%	4.490	08/14/24	3,728,502
16,470,744	i	Spin Holdco, Inc	LIBOR 2 M + 3.750%	5.010	11/14/22	16,540,745
		TOTAL CONSUMER SERVICES				64,838,415

DIVERSIFIED FINANCIALS - 0.1%
2,175,000		GTCR Valor Companies, Inc		5.580	06/16/23	2,201,274
		TOTAL DIVERSIFIED FINANCIALS				2,201,274

ENERGY - 0.4%
10,845,000	i	California Resources Corp	LIBOR 1 M + 10.375%	11.610	12/31/21	11,544,503
4,900,000	i	Petrochoice Holdings, Inc	LIBOR 2 M + 5.000%	6.280	08/21/22	4,924,500
		TOTAL ENERGY				16,469,003

FOOD & STAPLES RETAILING - 0.3%
2,000,000	i	Rite Aid Corp	LIBOR 1 M + 4.750%	5.990	08/21/20	2,013,340
11,000,000	i	Rite Aid Corp	LIBOR 1 M + 3.875%	5.120	06/21/21	11,036,630
		TOTAL FOOD & STAPLES RETAILING				13,049,970

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
9,834,233	h,i	Greatbatch Ltd	LIBOR 3 M + 3.500%	4.740	10/27/22	9,887,535
200

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,225,000	i	West Street Merger Sub, Inc	LIBOR 3 M + 3.000%	3.000%	09/27/24	$1,233,428
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				11,120,963

INSURANCE - 0.5%
11,975,000	i	Acrisure LLC	LIBOR 2 M + 5.000%	6.270	11/22/23	12,104,689
5,475,000	i	Asurion LLC	LIBOR 1 M + 6.000%	7.240	08/04/25	5,594,793
		TOTAL INSURANCE				17,699,482

MATERIALS - 0.7%
5,460,926	i	Plaze, Inc	LIBOR 3 M + 3.500%	4.830	07/29/22	5,481,405
5,433,334	i	Road Infrastructure Investment LLC	LIBOR 1 M + 3.500%	4.709	06/13/23	5,449,200
12,000,000	i	Solenis International LP	LIBOR 3 M + 6.750%	8.070	07/29/22	11,919,960
1,556,977		Tronox Blocked Borrower LLC		3.000	09/13/24	1,562,488
3,593,023		Tronox Finance LLC		3.000	10/31/24	3,605,743
		TOTAL MATERIALS				28,018,796

MEDIA - 0.2%
8,266,299	i	Time, Inc	LIBOR 1 M + 3.250%	4.490	04/26/21	8,266,299
		TOTAL MEDIA				8,266,299

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
9,300,000	i	Alphabet Holding Co, Inc	LIBOR 3 M + 3.500%	4.830	09/15/24	9,183,750
4,537,793	i	Vizient, Inc	LIBOR 1 M + 3.500%	4.740	02/13/23	4,566,154
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				13,749,904

REAL ESTATE - 0.3%
12,757,873	i	DTZ US Borrower LLC	LIBOR 3 M + 3.250%	4.560	11/04/21	12,780,710
1,502,128	i	DTZ US Borrower LLC	LIBOR 3 M + 8.250%	9.560	11/04/22	1,502,128
		TOTAL REAL ESTATE				14,282,838

RETAILING - 0.6%
4,987,500	i	Bass Pro Group LLC	LIBOR 1 M + 5.000%	6.240	12/15/23	4,692,390
10,650,000		Sally Holdings LLC		4.500	07/05/24	10,623,375
8,000,000	i	Staples, Inc	LIBOR 3 M + 4.000%	5.310	08/14/24	7,961,440
		TOTAL RETAILING				23,277,205

SOFTWARE & SERVICES - 0.4%
4,987,406	i	DTI Holdco, Inc	LIBOR 3 M + 5.250%	6.560	09/30/23	4,775,441
12,000,000	i	Mitchell International, Inc	LIBOR 3 M + 7.500%	8.810	10/11/21	12,078,720
		TOTAL SOFTWARE & SERVICES				16,854,161

UTILITIES - 0.6%
9,950,031	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	5.240	07/14/23	9,688,843
13,448,375	i	Vistra Operations Co LLC	LIBOR 1 M + 2.750%	4.010	12/14/23	13,491,275
		TOTAL UTILITIES				23,180,118

		TOTAL BANK LOAN OBLIGATIONS				286,009,581
		(Cost $288,190,540)
201

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BONDS - 82.6%

CORPORATE BONDS - 81.8%

AUTOMOBILES & COMPONENTS - 1.3%
$2,350,000	g	Adient Global Holdings Ltd		4.875%	08/15/26	$2,402,875
3,600,000	g	Allison Transmission, Inc		5.000	10/01/24	3,736,260
600,000	g	Allison Transmission, Inc		4.750	10/01/27	603,750
5,700,000	g	Dana Financing Luxembourg Sarl		5.750	04/15/25	6,013,500
7,500,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	8,100,000
11,171,000	g	Gates Global LLC		6.000	07/15/22	11,478,202
2,875,000		Goodyear Tire & Rubber Co		5.000	05/31/26	2,997,188
1,100,000	g,o	IHO Verwaltungs GmbH		4.125	09/15/21	1,119,250
1,100,000	g,o	IHO Verwaltungs GmbH		4.500	09/15/23	1,119,250
1,100,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	1,120,625
7,550,000	g	Schaeffler Finance BV		4.750	05/15/23	7,785,938
3,000,000		Tenneco, Inc		5.000	07/15/26	3,075,000
825,000	g	ZF North America Capital, Inc		4.500	04/29/22	867,281
1,800,000	g	ZF North America Capital, Inc		4.750	04/29/25	1,899,000
		TOTAL AUTOMOBILES & COMPONENTS				52,318,119

BANKS - 1.2%
9,500,000	i	Citigroup, Inc	LIBOR 3 M + 4.478%	6.125	12/30/49	10,165,000
3,700,000	i	ING Groep NV	USD SWAP SEMI 30/360 5 Y + 4.445%	6.000	12/30/49	3,809,520
2,600,000		JPMorgan Chase & Co		7.900	12/30/49	2,678,000
4,750,000	g	Lloyds Banking Group plc		6.657	12/30/49	5,438,750
7,500,000	g,i	Nordea Bank AB	USD ICE SWAP 11:00 NY 5 Y + 3.563%	5.500	12/30/49	7,720,875
6,250,000		Royal Bank of Scotland Group plc		6.125	12/15/22	6,887,159
2,250,000		Royal Bank of Scotland Group plc		6.100	06/10/23	2,493,299
5,500,000		Royal Bank of Scotland Group plc		6.000	12/19/23	6,116,038
4,275,000	i	Royal Bank of Scotland Group plc	USD SWAP SEMI 30/360 5 Y + 7.598%	8.625	12/30/49	4,739,906
		TOTAL BANKS				50,048,547

CAPITAL GOODS - 1.7%
3,000,000		Anixter, Inc		5.125	10/01/21	3,225,000
2,500,000		Anixter, Inc		5.500	03/01/23	2,718,750
10,015,000	g	Cloud Crane LLC		10.125	08/01/24	11,116,650
4,335,000	g	Huntington Ingalls Industries, Inc		5.000	12/15/21	4,466,350
3,100,000		Manitowoc Foodservice, Inc		9.500	02/15/24	3,561,125
7,925,000		Orbital ATK, Inc		5.500	10/01/23	8,469,844
4,150,000	g	SPX FLOW, Inc		5.625	08/15/24	4,347,125
4,150,000	g	SPX FLOW, Inc		5.875	08/15/26	4,378,250
13,130,000	g	Stena AB		7.000	02/01/24	12,571,975
5,000,000		TransDigm, Inc		6.000	07/15/22	5,187,500
5,000,000		TransDigm, Inc		6.500	07/15/24	5,162,500
2,375,000		TransDigm, Inc		6.500	05/15/25	2,446,250
		TOTAL CAPITAL GOODS				67,651,319

COMMERCIAL & PROFESSIONAL SERVICES - 4.8%
2,500,000		AECOM		5.750	10/15/22	2,605,000
6,250,000		AECOM		5.875	10/15/24	6,923,125
202

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$11,500,000		AECOM	5.125%	03/15/27	$11,888,125
13,500,000	g	Arch Merger Sub, Inc	8.500	09/15/25	13,128,750
3,325,000	g	Ashtead Capital, Inc	4.125	08/15/25	3,424,750
3,325,000	g	Ashtead Capital, Inc	4.375	08/15/27	3,424,750
1,532,000		Clean Harbors, Inc	5.250	08/01/20	1,551,150
7,925,000		Clean Harbors, Inc	5.125	06/01/21	8,051,245
13,500,000	g	H&E Equipment Services, Inc	5.625	09/01/25	14,242,500
10,911,000	g	Herc Rentals, Inc	7.500	06/01/22	11,797,519
10,719,000	g	Herc Rentals, Inc	7.750	06/01/24	11,630,115
1,000,000	g	IHS Markit Ltd	4.750	02/15/25	1,070,000
8,675,000	g	Iron Mountain, Inc	4.875	09/15/27	8,837,656
5,000,000	g	KAR Auction Services, Inc	5.125	06/01/25	5,200,000
3,495,820	†,g,o	Neovia Logistics Intermediate Holdings LLC	10.000	04/01/20	1,538,161
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	2,115,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,255,375
127,000		RR Donnelley & Sons Co	7.000	02/15/22	130,810
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,390,500
5,800,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	4,872,000
16,425,000		United Rentals North America, Inc	5.500	07/15/25	17,635,522
6,675,000		United Rentals North America, Inc	4.625	10/15/25	6,758,437
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,276,344
1,500,000		United Rentals North America, Inc	5.500	05/15/27	1,599,375
17,600,000		United Rentals North America, Inc	4.875	01/15/28	17,666,000
11,000,000	g	XPO Logistics, Inc	6.500	06/15/22	11,550,000
8,325,000	g	XPO Logistics, Inc	6.125	09/01/23	8,689,219
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			194,251,428

CONSUMER DURABLES & APPAREL - 1.9%
2,125,000	g	Hanesbrands, Inc	4.625	05/15/24	2,212,656
7,000,000		KB Home	4.750	05/15/19	7,201,250
5,575,000		KB Home	7.000	12/15/21	6,257,938
1,900,000		KB Home	7.625	05/15/23	2,173,030
14,500,000		Lennar Corp	4.750	04/01/21	15,261,250
5,600,000		Lennar Corp	4.125	01/15/22	5,782,000
16,000,000		Lennar Corp	4.500	04/30/24	16,476,480
1,500,000		PulteGroup, Inc	4.250	03/01/21	1,556,250
3,000,000		PulteGroup, Inc	5.500	03/01/26	3,271,200
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,099,790
13,150,000		Standard Pacific Corp	5.875	11/15/24	14,366,375
		TOTAL CONSUMER DURABLES & APPAREL			76,658,219

CONSUMER SERVICES - 7.7%
15,000,000	g,h	1011778 BC ULC	5.000	10/15/25	15,262,500
8,125,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	8,155,469
6,351,000		ADT Corp	6.250	10/15/21	7,041,671
7,575,000		ADT Corp	3.500	07/15/22	7,575,000
8,350,000	g	Aramark Services, Inc	5.000	04/01/25	8,934,500
4,000,000		Boyd Gaming Corp	6.375	04/01/26	4,365,000
2,800,000	g	CEDAR FAIR	5.375	04/15/27	2,940,000
6,000,000	g	Cott Holdings, Inc	5.500	04/01/25	6,243,000
1,750,000		GLP Capital LP	4.375	04/15/21	1,820,000
1,000,000		GLP Capital LP	5.375	04/15/26	1,091,250
3,000,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	3,060,000
203

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$13,500,000		Hilton Worldwide Finance LLC		4.625%	04/01/25	$13,905,000
9,210,000	g	International Game Technology		5.625	02/15/20	9,728,062
8,035,000	g	International Game Technology		6.250	02/15/22	8,882,692
14,785,000	g	International Game Technology		6.500	02/15/25	16,614,644
3,600,000	g	KFC Holding Co		4.750	06/01/27	3,708,000
2,500,000	g	Live Nation Entertainment, Inc		4.875	11/01/24	2,587,500
2,000,000		MGM Resorts International		5.250	03/31/20	2,117,500
4,250,000		MGM Resorts International		6.750	10/01/20	4,685,625
11,250,000		MGM Resorts International		6.000	03/15/23	12,403,125
9,500,000	g	Penn National Gaming, Inc		5.625	01/15/27	9,856,250
13,700,000		Pinnacle Entertainment, Inc		5.625	05/01/24	14,008,250
52,225,000	g	Prime Security Services Borrower LLC		9.250	05/15/23	57,633,421
4,000,000		Scientific Games International, Inc		6.250	09/01/20	4,050,000
14,500,000	g	Scientific Games International, Inc		7.000	01/01/22	15,388,125
16,000,000		Scientific Games International, Inc		10.000	12/01/22	17,720,000
8,750,000	g	ServiceMaster Co LLC		5.125	11/15/24	8,990,625
22,500,000	g	Six Flags Entertainment Corp		4.875	07/31/24	22,893,750
4,665,000		Speedway Motorsports, Inc		5.125	02/01/23	4,816,612
13,000,000	g	Wynn Las Vegas LLC		5.500	03/01/25	13,536,250
		TOTAL CONSUMER SERVICES				310,013,821

DIVERSIFIED FINANCIALS - 4.2%
4,750,000		Aircastle Ltd		5.000	04/01/23	5,082,500
6,200,000		Aircastle Ltd		4.125	05/01/24	6,417,000
5,000,000		Ally Financial, Inc		3.250	02/13/18	5,036,500
6,000,000		Ally Financial, Inc		4.750	09/10/18	6,132,600
5,000,000		Ally Financial, Inc		4.125	02/13/22	5,165,500
1,003,000	g	CIT Group, Inc		5.500	02/15/19	1,048,135
5,000,000		CIT Group, Inc		3.875	02/19/19	5,093,750
4,750,000		CIT Group, Inc		5.000	08/01/23	5,118,125
5,600,000	g,i	Credit Suisse Group AG.	USD SWAP SEMI 30/360 5 Y + 3.455%	6.250	12/30/49	5,962,768
831,000		General Motors Acceptance Corp LLC		8.000	11/01/31	1,069,912
10,000,000		GMAC, Inc		8.000	11/01/31	12,899,000
6,750,000		Icahn Enterprises LP		6.000	08/01/20	6,965,663
11,425,000		Icahn Enterprises LP		5.875	02/01/22	11,767,750
5,200,000		Icahn Enterprises LP		6.250	02/01/22	5,421,000
6,500,000		Icahn Enterprises LP		6.750	02/01/24	6,857,500
3,000,000		International Lease Finance Corp		6.250	05/15/19	3,188,348
3,600,000		International Lease Finance Corp		8.250	12/15/20	4,205,826
2,000,000		International Lease Finance Corp		4.625	04/15/21	2,124,560
3,550,000	g	Lincoln Finance Ltd		7.375	04/15/21	3,736,375
5,500,000	g	MSCI, Inc		4.750	08/01/26	5,788,750
11,325,000		Navient Corp		5.500	01/15/19	11,703,029
13,100,000		Navient Corp		4.875	06/17/19	13,558,500
8,330,000		Navient Corp		6.625	07/26/21	8,913,100
9,500,000		Navient Corp		7.250	09/25/23	10,319,375
8,000,000		Navient Corp		6.125	03/25/24	8,248,000
11,200,000		NewStar Financial, Inc		7.250	05/01/20	11,536,000
		TOTAL DIVERSIFIED FINANCIALS				173,359,566

ENERGY - 13.3%
5,925,000		AmeriGas Partners LP		5.625	05/20/24	6,243,469
204

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$14,500,000		AmeriGas Partners LP	5.500%	05/20/25	$14,898,750
6,375,000		AmeriGas Partners LP	5.875	08/20/26	6,630,000
9,500,000		AmeriGas Partners LP	5.750	05/20/27	9,713,750
2,000,000		Ashland, Inc	6.875	05/15/43	2,220,000
2,183,000	†	California Resources Corp	5.500	09/15/21	1,222,480
5,180,000	†,g	California Resources Corp	8.000	12/15/22	3,367,000
4,151,000	†	California Resources Corp	6.000	11/15/24	1,888,705
8,565,000		Calumet Specialty Products Partners LP	6.500	04/15/21	8,366,934
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	4,504,762
8,600,000		Calumet Specialty Products Partners LP	7.750	04/15/23	8,385,000
1,400,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,590,750
12,185,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	13,114,106
10,878,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	11,421,900
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,519,335
3,000,000		Concho Resources, Inc	4.375	01/15/25	3,157,500
11,500,000		Continental Resources, Inc	5.000	09/15/22	11,686,875
4,945,000		Crestwood Midstream Partners LP	6.250	04/01/23	5,099,531
11,050,000		Crestwood Midstream Partners LP	5.750	04/01/25	11,284,812
1,800,000	g	Denbury Resources, Inc	9.000	05/15/21	1,757,250
1,900,000		Denbury Resources, Inc	6.375	08/15/21	1,140,000
4,750,000		Denbury Resources, Inc	5.500	05/01/22	2,719,375
10,000,000		Diamond Offshore Drilling, Inc	7.875	08/15/25	10,575,000
14,734,000		Dynegy, Inc	6.750	11/01/19	15,249,690
5,000,000		Dynegy, Inc	7.375	11/01/22	5,225,000
5,000,000		Dynegy, Inc	7.625	11/01/24	5,181,250
6,925,000	g	Dynegy, Inc	8.000	01/15/25	7,167,375
2,100,000		EP Energy LLC	9.375	05/01/20	1,748,250
6,030,000	†	EP Energy LLC	7.750	09/01/22	3,813,975
7,400,000	†	EP Energy LLC	6.375	06/15/23	4,569,500
16,900,000		Exterran Partners LP	6.000	04/01/21	16,562,000
9,250,000		Exterran Partners LP	6.000	10/01/22	8,995,625
7,380,000		Ferrellgas Partners LP	6.500	05/01/21	7,158,600
4,550,000		Ferrellgas Partners LP	6.750	01/15/22	4,413,500
7,500,000		Ferrellgas Partners LP	6.750	06/15/23	7,218,750
17,900,000		Genesis Energy LP	6.500	10/01/25	17,698,625
4,375,000		Murphy Oil Corp	6.875	08/15/24	4,664,800
19,800,000		Murphy Oil Corp	5.750	08/15/25	20,395,980
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,631,250
1,650,000		Murphy Oil USA, Inc	5.625	05/01/27	1,773,750
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,202,500
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,788,928
1,500,000	g	NGPL PipeCo LLC	4.375	08/15/22	1,556,250
950,000	g	NGPL PipeCo LLC	4.875	08/15/27	995,457
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	12,108,250
1,845,000		Oasis Petroleum, Inc	6.875	01/15/23	1,872,675
4,800,000	m	Peabody Energy Corp	6.000	11/15/18	0
5,500,000	m	Peabody Energy Corp	6.500	09/15/20	0
9,500,000	m	Peabody Energy Corp	6.250	11/15/21	0
4,750,000	m	Peabody Energy Corp	10.000	03/15/22	0
2,562,000		Precision Drilling Corp	5.250	11/15/24	2,357,040
5,300,470		Precision Drilling Trust	6.625	11/15/20	5,320,347
5,000,000		QEP Resources, Inc	5.375	10/01/22	4,912,500
9,335,000		Questar Market Resources, Inc	6.875	03/01/21	9,825,087
205

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$22,825,000	g	Range Resources Corp	5.750%	06/01/21	$23,738,000
1,900,000	g	Range Resources Corp	5.000	08/15/22	1,897,625
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,303,340
3,923,000		Regency Energy Partners LP	5.875	03/01/22	4,341,163
5,835,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	6,322,936
9,000,000		SM Energy Co	6.500	11/15/21	9,090,000
5,850,000		SM Energy Co	6.125	11/15/22	5,864,625
5,795,000		SM Energy Co	6.500	01/01/23	5,838,462
10,900,000		Southwestern Energy Co	4.100	03/15/22	10,518,500
4,750,000		Southwestern Energy Co	6.700	01/23/25	4,821,250
19,000,000		Southwestern Energy Co	7.500	04/01/26	19,736,250
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,098,000
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	8,093,250
10,000,000		Sunoco LP	5.500	08/01/20	10,300,000
4,000,000		Sunoco LP	6.250	04/15/21	4,191,400
6,800,000		Sunoco LP	6.375	04/01/23	7,225,000
9,825,000		Targa Resources Partners LP	5.125	02/01/25	10,116,803
4,350,000		Tesoro Corp	5.375	10/01/22	4,479,458
9,500,000	g	Tesoro Corp	4.750	12/15/23	10,247,856
4,800,000		Tesoro Logistics LP	5.500	10/15/19	5,052,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	2,035,000
2,450,000		Tesoro Logistics LP	6.125	10/15/21	2,526,563
2,000,000		Tesoro Logistics LP	6.250	10/15/22	2,127,500
2,450,000		Tesoro Logistics LP	6.375	05/01/24	2,658,250
5,600,000		Tesoro Logistics LP	5.250	01/15/25	5,999,000
1,114,000		Transocean, Inc	6.000	03/15/18	1,130,710
1,900,000		Transocean, Inc	5.800	10/15/22	1,866,750
6,220,000		Transocean, Inc	6.800	03/15/38	5,069,300
5,650,000		Whiting Petroleum Corp	5.000	03/15/19	5,651,695
5,355,000		WPX Energy, Inc	7.500	08/01/20	5,823,563
6,750,000		WPX Energy, Inc	6.000	01/15/22	6,977,813
5,950,000		WPX Energy, Inc	8.250	08/01/23	6,671,438
		TOTAL ENERGY			538,727,738

FOOD & STAPLES RETAILING - 1.4%
8,500,000		Albertsons Cos LLC	6.625	06/15/24	7,915,625
14,250,000		Albertsons Cos LLC	5.750	03/15/25	12,540,000
30,685,000	†,g	Fresh Market, Inc	9.750	05/01/23	18,717,850
17,960,000		Ingles Markets, Inc	5.750	06/15/23	17,555,900
		TOTAL FOOD & STAPLES RETAILING			56,729,375

FOOD, BEVERAGE & TOBACCO - 0.4%
2,120,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	2,210,100
2,130,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	2,236,500
4,750,000	g	Post Holdings, Inc	5.500	03/01/25	4,928,125
3,150,000	g	Post Holdings, Inc	5.750	03/01/27	3,244,500
1,400,000	g	TreeHouse Foods, Inc	6.000	02/15/24	1,496,250
		TOTAL FOOD, BEVERAGE & TOBACCO			14,115,475

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
16,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	16,300,000
14,500,000		CHS/Community Health Systems	5.125	08/01/21	14,318,750
11,875,000		CHS/Community Health Systems	6.250	03/31/23	11,726,562
206

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		DaVita, Inc	5.125%	07/15/24	$4,978,125
10,000,000		DaVita, Inc	5.000	05/01/25	9,862,500
575,000		HCA Holdings, Inc	6.250	02/15/21	622,437
10,000,000		HCA, Inc	6.500	02/15/20	10,887,500
13,600,000		HCA, Inc	7.500	02/15/22	15,601,784
1,800,000		HCA, Inc	5.875	03/15/22	1,993,500
13,350,000		HCA, Inc	5.375	02/01/25	14,067,562
14,650,000		HCA, Inc	5.875	02/15/26	15,726,482
5,500,000		HCA, Inc	4.500	02/15/27	5,623,750
900,000		HCA, Inc	7.500	11/06/33	1,021,500
6,550,000		HCA, Inc	5.500	06/15/47	6,787,438
7,125,000		HealthSouth Corp	5.125	03/15/23	7,363,331
4,625,000		HealthSouth Corp	5.750	11/01/24	4,749,875
2,000,000		HealthSouth Corp	5.750	09/15/25	2,080,600
6,425,000		LifePoint Health, Inc	5.875	12/01/23	6,788,334
4,425,000		LifePoint Health, Inc	5.375	05/01/24	4,596,469
8,075,000		LifePoint Hospitals, Inc	5.500	12/01/21	8,342,484
14,000,000		MPT Operating Partnership LP	5.000	10/15/27	14,350,000
11,425,000	g	New Amethyst Corp	6.250	12/01/24	12,267,594
3,000,000		Tenet Healthcare Corp	6.750	02/01/20	3,090,000
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,742,410
2,000,000		Tenet Healthcare Corp	8.125	04/01/22	2,035,000
27,200,000	g	Tenet Healthcare Corp	4.625	07/15/24	26,894,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,531,250
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			228,349,237

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,849,440
5,675,000	g	First Quality Finance Co, Inc	5.000	07/01/25	5,852,344
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			10,701,784

INSURANCE - 0.0%
900,000	g	AssuredPartners, Inc	7.000	08/15/25	921,375
		TOTAL INSURANCE			921,375

MATERIALS - 9.0%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,772,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,812,000
1,900,000		Alcoa, Inc	6.150	08/15/20	2,075,264
6,550,000		Alcoa, Inc	5.400	04/15/21	7,026,840
4,750,000		Alcoa, Inc	5.125	10/01/24	5,054,475
4,750,000		ArcelorMittal	6.000	03/01/21	5,213,125
2,750,000		ArcelorMittal	6.750	02/25/22	3,140,775
3,700,000		ArcelorMittal	7.500	10/15/39	4,440,000
5,700,000		ArcelorMittal	7.250	03/01/41	6,747,375
2,000,000	g	Belden, Inc	5.250	07/15/24	2,085,000
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,959,000
17,025,000		Berry Plastics Corp	6.000	10/15/22	18,067,781
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,985,500
20,000,000		Blue Cube Spinco, Inc	9.750	10/15/23	24,300,000
11,400,000		Blue Cube Spinco, Inc	10.000	10/15/25	13,922,250
10,425,000	g	Cemex SAB de C.V.	7.750	04/16/26	11,978,325
2,000,000		Crown Americas LLC	4.500	01/15/23	2,105,000
207

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,500,000	g	CVR Partners LP	9.250%	06/15/23	$4,792,500
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,634,000
7,050,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	7,428,937
4,750,000	g	First Quantum Minerals Ltd	7.250	04/01/23	4,892,500
4,750,000	g	First Quantum Minerals Ltd	7.500	04/01/25	4,856,875
900,000	g	FMG Resources August 2006 Pty Ltd	9.750	03/01/22	1,012,050
4,250,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	4,303,125
10,000,000		Freeport-McMoRan, Inc	3.875	03/15/23	9,850,000
2,000,000		Freeport-McMoRan, Inc	4.550	11/14/24	2,002,000
7,350,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	8,305,500
2,500,000		Graphic Packaging International, Inc	4.125	08/15/24	2,583,750
15,460,000		Hexion US Finance Corp	6.625	04/15/20	13,836,700
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,337,500
40,000,000	g	Nova Chemicals Corp	4.875	06/01/24	40,500,000
6,450,000		Olin Corp	5.125	09/15/27	6,740,250
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	12,431,250
1,650,000		PolyOne Corp	5.250	03/15/23	1,754,643
5,000,000	g	Standard Industries, Inc	5.125	02/15/21	5,156,250
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	10,058,125
3,350,000	g	Standard Industries, Inc	5.000	02/15/27	3,492,375
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,723,156
5,000,000	g	Steel Dynamics, Inc	4.125	09/15/25	5,040,600
3,000,000		Steel Dynamics, Inc	5.000	12/15/26	3,202,500
6,650,000		Teck Resources Ltd	6.125	10/01/35	7,448,000
9,500,000		Teck Resources Ltd	6.250	07/15/41	10,728,540
9,000,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	9,258,750
13,950,000	g	Tronox Finance plc	5.750	10/01/25	14,298,750
13,370,000	g	Univar, Inc	6.750	07/15/23	14,005,075
1,000,000	g	Valvoline, Inc	5.500	07/15/24	1,067,500
2,000,000	g	Valvoline, Inc	4.375	08/15/25	2,035,200
4,749,000	g	Versum Materials, Inc	5.500	09/30/24	5,033,940
3,641,000		Westlake Chemical Corp	4.625	02/15/21	3,750,230
3,500,000		Westlake Chemical Corp	4.875	05/15/23	3,640,000
6,540,000	g	WR Grace & Co-Conn	5.625	10/01/24	7,185,825
		TOTAL MATERIALS			365,071,106

MEDIA - 9.2%
9,500,000	g	Altice Financing S.A.	6.500	01/15/22	9,880,000
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,763,000
1,600,000		AMC Entertainment Holdings, Inc	5.875	11/15/26	1,572,000
7,475,000		AMC Entertainment Holdings, Inc	6.125	05/15/27	7,381,562
7,500,000		AMC Entertainment, Inc	5.875	02/15/22	7,556,250
5,000,000		AMC Entertainment, Inc	5.750	06/15/25	4,912,500
1,800,000		AMC Networks, Inc	4.750	08/01/25	1,818,000
10,615,000	g	CBS Radio, Inc	7.250	11/01/24	11,331,512
20,900,000		CCO Holdings LLC	5.750	01/15/24	21,709,875
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	21,225,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,922,757
16,150,000	g	CCO Holdings LLC	5.125	05/01/27	16,372,062
4,075,000		Cinemark USA, Inc	4.875	06/01/23	4,115,750
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	925,900
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	12,946,125
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,062,763
208

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,850,000	g	CSC Holdings LLC	5.500%	04/15/27	$11,284,000
15,000,000		DISH DBS Corp	6.750	06/01/21	16,500,000
6,550,000		DISH DBS Corp	5.875	07/15/22	6,959,375
4,030,000		DISH DBS Corp	5.000	03/15/23	4,138,306
13,860,000		DISH Network Corp	3.375	08/15/26	15,505,875
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	13,655,938
2,775,000	g	EW Scripps Co	5.125	05/15/25	2,830,500
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,435,000
3,375,000	g	Gannett Co, Inc	5.500	09/15/24	3,552,188
5,060,000	g	Gray Television, Inc	5.125	10/15/24	5,085,300
11,600,000	g	Gray Television, Inc	5.875	07/15/26	11,948,000
2,000,000		Lamar Media Corp	5.750	02/01/26	2,170,000
10,325,000	g	LG FinanceCo Corp	5.875	11/01/24	10,841,250
1,900,000	g	Lynx II Corp	6.375	04/15/23	1,983,125
825,000		Match Group, Inc	6.375	06/01/24	898,219
14,250,000	g	Neptune Finco Corp	10.125	01/15/23	16,440,938
13,577,000	g	Neptune Finco Corp	10.875	10/15/25	16,784,566
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	12,305,469
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	17,765,000
9,650,000	g	Numericable-SFR S.A.	7.375	05/01/26	10,397,875
850,000		Outfront Media Capital LLC	5.250	02/15/22	878,688
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,407,375
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,819,500
750,000		Regal Entertainment Group	5.750	02/01/25	759,375
2,850,000	g	Sirius XM Radio, Inc	3.875	08/01/22	2,914,695
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	8,525,250
18,000,000	g	Time, Inc	5.750	04/15/22	18,427,500
2,425,000	g	Univision Communications, Inc	5.125	05/15/23	2,473,500
4,300,000	g	Univision Communications, Inc	5.125	02/15/25	4,337,625
3,425,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	3,600,531
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	6,247,500
		TOTAL MEDIA			370,367,519

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
1,800,000	g	Endo Dac	5.875	10/15/24	1,885,500
1,352,000	g	Endo Finance LLC	7.250	01/15/22	1,264,120
2,375,000	g	Endo Finance LLC	5.375	01/15/23	1,935,625
6,700,000	g	Endo Finance LLC	6.000	02/01/25	5,427,000
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,720,312
7,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	6,259,055
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	4,423,438
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,710,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			29,625,050

REAL ESTATE - 0.4%
6,300,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	6,032,250
2,375,000		Equinix, Inc	5.375	01/01/22	2,490,187
3,975,000		Equinix, Inc	5.875	01/15/26	4,367,531
2,800,000	g	MGM Growth Properties Operating Partnership LP	4.500	01/15/28	2,824,640
		TOTAL REAL ESTATE			15,714,608
209

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
RETAILING - 3.3%
$24,800,000	g	Argos Merger Sub, Inc	7.125%	03/15/23	$19,351,440
14,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	15,126,375
1,675,000		CDW LLC	5.000	09/01/25	1,758,750
3,440,000		Dollar Tree, Inc	5.750	03/01/23	3,627,824
11,025,000		JC Penney Corp, Inc	5.650	06/01/20	10,832,062
5,800,000	g	JC Penney Corp, Inc	5.875	07/01/23	5,858,000
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,122,500
6,650,000		L Brands, Inc	6.875	11/01/35	6,483,750
9,550,000		L Brands, Inc	6.750	07/01/36	9,237,715
5,400,000	g	Lithia Motors, Inc	5.250	08/01/25	5,609,250
19,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	18,640,425
2,500,000		Penske Automotive Group, Inc	3.750	08/15/20	2,550,000
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,840,100
9,145,000		Penske Automotive Group, Inc	5.500	05/15/26	9,455,015
7,725,000	g	PetSmart, Inc	5.875	06/01/25	6,740,063
5,000,000	g	PetSmart, Inc	8.875	06/01/25	3,968,750
5,000,000		Sally Holdings LLC	5.625	12/01/25	5,125,000
2,650,000		Sonic Automotive, Inc	6.125	03/15/27	2,716,250
		TOTAL RETAILING			135,043,269

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
1,313,000		Micron Technology, Inc	5.500	02/01/25	1,399,986
8,000,000	g	NXP BV	4.625	06/15/22	8,560,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			9,959,986

SOFTWARE & SERVICES - 2.8%
335,000	g	CDK Global, Inc	4.875	06/01/27	344,212
9,500,000	g	First Data Corp	7.000	12/01/23	10,144,100
4,500,000	g	First Data Corp	5.000	01/15/24	4,672,350
6,750,000	g	First Data Corp	5.750	01/15/24	7,062,188
1,175,000	g	Gartner, Inc	5.125	04/01/25	1,239,625
4,000,000	g	IMS Health, Inc	5.000	10/15/26	4,240,000
6,350,000		NCR Corp	5.875	12/15/21	6,561,138
5,000,000		NCR Corp	5.000	07/15/22	5,112,500
4,750,000		NCR Corp	6.375	12/15/23	5,066,350
10,000,000	g	Nielsen Co Luxembourg SARL	5.000	02/01/25	10,412,500
5,000,000	g	Open Text Corp	5.625	01/15/23	5,237,500
16,400,000	g	Open Text Corp	5.875	06/01/26	17,999,000
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	4,041,570
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,055,000
14,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	14,518,000
8,400,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	8,865,570
4,275,000	g	Symantec Corp	5.000	04/15/25	4,470,068
2,000,000	g	WEX, Inc	4.750	02/01/23	2,050,000
		TOTAL SOFTWARE & SERVICES			114,091,671

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
3,500,000	g	CommScope, Inc	5.000	06/15/21	3,587,500
23,700,000	g	CommScope, Inc	6.000	06/15/25	25,329,375
6,650,000	g	Diamond Finance Corp	5.875	06/15/21	6,952,043
4,750,000	g	Diamond Finance Corp	5.450	06/15/23	5,209,647
6,575,000	g	Diamond Finance Corp	7.125	06/15/24	7,263,601
210

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,750,000	g	Diamond Finance Corp	8.350%	07/15/46	$6,067,957
9,500,000	g	Western Digital Corp	7.375	04/01/23	10,407,250
1,022,000		Zebra Technologies Corp	7.250	10/15/22	1,082,042
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			65,899,415

TELECOMMUNICATION SERVICES - 5.3%
18,900,000	g	Altice Luxembourg S.A.	7.750	05/15/22	20,057,625
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,243,180
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,272,625
2,750,000		Citizens Communications Co	9.000	08/15/31	2,138,125
3,705,000		Frontier Communications Corp	8.500	04/15/20	3,593,850
4,750,000		Frontier Communications Corp	10.500	09/15/22	4,144,375
3,225,000		Frontier Communications Corp	7.125	01/15/23	2,467,125
5,225,000		Frontier Communications Corp	11.000	09/15/25	4,441,250
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	9,837,024
8,257,000		Sprint Capital Corp	6.875	11/15/28	9,247,840
8,525,000		Sprint Capital Corp	8.750	03/15/32	10,901,344
23,725,000		Sprint Corp	7.250	09/15/21	26,364,407
6,900,000		Sprint Corp	7.875	09/15/23	8,004,000
19,950,000		Sprint Corp	7.625	02/15/25	22,942,500
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	10,113,750
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,940,000
525,000		T-Mobile USA, Inc	6.836	04/28/23	554,531
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,630,550
8,865,000		T-Mobile USA, Inc	6.000	04/15/24	9,407,981
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,483,065
22,000,000		T-Mobile USA, Inc	5.125	04/15/25	22,990,000
14,250,000		Windstream Corp	7.750	10/01/21	10,616,250
2,000,000		Windstream Corp	7.500	04/01/23	1,435,000
		TOTAL TELECOMMUNICATION SERVICES			213,826,397

TRANSPORTATION - 3.9%
12,050,000	g	American Airlines Group, Inc	4.625	03/01/20	12,396,437
5,700,000	g	Bombardier, Inc	7.750	03/15/20	6,070,500
4,500,000	g	Bombardier, Inc	6.000	10/15/22	4,370,625
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,586,337
14,800,000	g	Bombardier, Inc	7.500	03/15/25	14,763,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	1,765,354
17,920,000	†,m,q	Gulfmark Offshore, Inc	6.375	03/15/22	4,480,000
13,870,000	g	Hertz Corp	7.625	06/01/22	14,303,438
6,175,000		Hertz Corp	6.250	10/15/22	5,866,250
3,325,000	g	Hertz Corp	5.500	10/15/24	2,992,500
16,250,000	g	KLX, Inc	5.875	12/01/22	17,025,125
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	3,984,375
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	2,200,500
7,600,000	g	NCL Corp Ltd	4.750	12/15/21	7,885,000
20,025,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	20,803,472
12,500,000	g	Park Aerospace Holdings Ltd	4.500	03/15/23	12,482,625
3,975,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	4,173,750
10,850,000		United Continental Holdings, Inc	4.250	10/01/22	10,931,375
2,500,000		United Continental Holdings, Inc	5.000	02/01/24	2,553,125
		TOTAL TRANSPORTATION			156,633,788
211

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
UTILITIES - 1.5%
$11,145,000		AES Corp	7.375%	07/01/21	$12,734,277
2,000,000		AES Corp	5.500	04/15/25	2,102,500
11,400,000	g	Calpine Corp	5.250	06/01/26	11,343,000
5,300,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	5,412,625
9,250,000		NGL Energy Partners LP	5.125	07/15/19	9,250,000
899,000		NRG Energy, Inc	7.875	05/15/21	924,846
5,000,000		NRG Energy, Inc	6.250	07/15/22	5,250,000
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,977,813
7,000,000		NRG Energy, Inc	6.250	05/01/24	7,280,000
		TOTAL UTILITIES			61,275,061

		TOTAL CORPORATE BONDS			3,311,353,873
		(Cost $3,231,335,525)

GOVERNMENT BONDS - 0.8%

U.S. TREASURY SECURITIES - 0.8%
32,900,000		United States Treasury Note	0.219-0.278	01/31/18	32,868,021
		TOTAL U.S. TREASURY SECURITIES			32,868,021

		TOTAL GOVERNMENT BONDS			32,868,021
		(Cost $32,872,259)

		TOTAL BONDS			3,344,221,894
		(Cost $3,264,207,784)

SHARES		COMPANY
COMMON STOCKS - 0.5%

ENERGY - 0.5%
155,206		Arch Coal, Inc			11,134,479
372,708	*	Peabody Energy Corp			10,812,259
		TOTAL ENERGY			21,946,738
		TOTAL COMMON STOCKS			21,946,738
		(Cost $15,989,265)

PREFERRED STOCKS - 0.1%

ENERGY - 0.1%
35,821	*	Peabody Energy Corp			2,246,335
		TOTAL ENERGY			2,246,335
		TOTAL PREFERRED STOCKS			2,246,335
		(Cost $890,102)
212

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 8.8%

GOVERNMENT AGENCY DEBT - 6.4%
$16,000,000	Federal Home Loan Bank (FHLB)	1.032%	10/04/17	$15,999,120
20,200,000	FHLB	1.011	10/11/17	20,194,990
20,375,000	FHLB	1.032	10/25/17	20,362,103
25,840,000	FHLB	1.021	10/27/17	25,822,222
34,820,000	FHLB	1.053	11/15/17	34,777,450
25,000,000	FHLB	1.053	11/24/17	24,963,200
10,675,000	FHLB	1.043	12/04/17	10,655,572
24,700,000	Federal Home Loan Mortgage Corp (FHLMC)	1.012	10/05/17	24,697,950
30,000,000	FHLMC	1.008	11/06/17	29,970,840
12,040,000	FHLMC	1.018	11/21/17	12,023,276
31,070,000	Federal National Mortgage Association (FNMA)	1.032	10/02/17	31,070,000
8,540,000	FNMA	0.951	10/16/17	8,536,712
	TOTAL GOVERNMENT AGENCY DEBT			259,073,435

TREASURY DEBT - 2.4%
1,480,000	United States Treasury Bill	0.911	10/05/17	1,479,911
45,250,000	United States Treasury Bill	0.966-0.981	10/12/17	45,238,424
32,790,000	United States Treasury Bill	0.932-0.956	10/26/17	32,769,506
15,350,000	United States Treasury Bill	0.971	11/09/17	15,334,478
	TOTAL TREASURY DEBT			94,822,319

	TOTAL SHORT-TERM INVESTMENTS			353,895,754
	(Cost $353,879,431)

	TOTAL INVESTMENTS - 99.1%			4,008,320,302
	(Cost $3,923,157,122)
	OTHER ASSETS & LIABILITIES, NET - 0.9%			37,358,454
	NET ASSETS - 100.0%			$4,045,678,756

Abbreviation(s):
ICE	International Exchange
LIBOR	London Interbank Offered Rate
M	Month
W	Week
Y	Year

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2017, the aggregate value of these securities was $1,439,899,780 or 35.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in kind bond
q	In default
213

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 97.9%

AGENCY SECURITIES - 1.6%
$2,600,013		HNA 2015 LLC	2.369%	09/18/27	$2,596,874
9,595,000		Montefiore Medical Center	2.895	04/20/32	9,350,587
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,550,344
3,000,000		PEFCO	3.250	06/15/25	3,151,263
5,592,105		Reliance Industries Ltd	2.444	01/15/26	5,616,176
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	3,002,142
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,691,855
		TOTAL AGENCY SECURITIES			41,959,241

MORTGAGE BACKED - 0.3%
6,450,328		Government National Mortgage Association (GNMA)	3.700	10/15/33	6,796,902
		TOTAL MORTGAGE BACKED			6,796,902

U.S. TREASURY SECURITIES - 96.0%
43,778,724	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	45,142,248
191,178,270	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	191,883,492
53,782,054	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	56,024,203
60,277,868	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	62,422,163
159,932,430	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	160,681,069
89,339,959	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	93,076,801
89,613,041	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	93,148,692
127,556,975	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	127,895,798
116,139,915	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	119,326,016
120,065,029	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	120,397,417
75,492,000	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	75,455,161
117,092,800	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	117,612,694
95,446,800	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	95,165,434
110,973,340	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	112,372,197
95,207,640	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	97,170,883
90,207,250	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	89,252,264
82,680,800	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	81,808,571
79,677,372	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	90,973,901
92,902,500	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	92,854,490
86,023,370	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	87,132,728
57,419,843	d,k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	64,530,347
68,423,080	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	66,494,172
83,603,850	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	82,542,868
40,067,091	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	46,812,786
31,522,365	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	31,195,149
74,228,860	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	83,040,622
42,474,583	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	55,552,152
214

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$48,103,350	k	United States Treasury Inflation Indexed Bonds	2.500%	01/15/29	$58,022,284
64,011,711	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	87,004,729
10,000,000		United States Treasury Note	1.875	03/31/22	9,992,969
		TOTAL U.S. TREASURY SECURITIES			2,594,984,300

		TOTAL GOVERNMENT BONDS			2,643,740,443
		(Cost $2,613,326,053)

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 1.0%
26,850,000		Federal Home Loan Bank (FHLB)	0.700	10/02/17	26,850,000
		TOTAL GOVERNMENT AGENCY DEBT			26,850,000

TREASURY DEBT - 0.7%
2,920,000		United States Treasury Bill	0.920	10/05/17	2,919,824
15,800,000		United States Treasury Bill	0.925	10/12/17	15,795,958
		TOTAL TREASURY DEBT			18,715,782

		TOTAL SHORT-TERM INVESTMENTS			45,565,782
		(Cost $45,564,714)

		TOTAL INVESTMENTS - 99.6%			2,689,306,225
		(Cost $2,658,890,767)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			11,754,637
		NET ASSETS - 100.0%			$2,701,060,862

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of September 30, 2017 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10YR NOTE (CBT)	(250)	12/19/17	$(31,368,921)	$(31,328,125)	$40,796
215

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 2.8%

CAPITAL GOODS - 0.0%
$750,000	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.250%	3.490%	09/16/20	$752,437
		TOTAL CAPITAL GOODS				752,437

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,979,798	i	American Airlines, Inc	LIBOR 1 M + 2.000%	3.240	10/10/21	1,979,521
1,995,000	h,i	Clean Harbors, Inc	LIBOR 1 M + 2.000%	3.239	06/28/24	2,001,643
2,114,375		Leidos Holdings Inc		3.250	08/16/23	2,126,279
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				6,107,443

CONSUMER DURABLES & APPAREL - 0.1%
448,324	i	Hanesbrands, Inc	LIBOR 1 M + 2.500%	3.740	04/29/22	450,753
173,250	i	Tumi Holdings, Inc	LIBOR 1 M + 2.250%	3.490	08/01/23	174,333
		TOTAL CONSUMER DURABLES & APPAREL				625,086

CONSUMER SERVICES - 0.3%
2,454,775		Hilton Worldwide Finance LLC		3.237	10/25/23	2,464,447
3,118,540	i	KFC Holding Co	LIBOR 1 M + 2.000%	3.230	06/16/23	3,130,234
421,820	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	3.990	05/02/22	425,220
		TOTAL CONSUMER SERVICES				6,019,901

FOOD & STAPLES RETAILING - 0.1%
1,108,348	i	Aramark Services, Inc	LIBOR 1 M + 2.000%	3.240	03/28/24	1,111,585
		TOTAL FOOD & STAPLES RETAILING				1,111,585

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
89,687	i	CHS/Community Health Systems	LIBOR 3 M + 3.000%	4.320	01/27/21	89,040
299,986	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	3.990	06/24/21	301,735
750,028	i	HCA, Inc	LIBOR 1 M + 2.000%	2.982	03/18/23	752,279
1,016,576	i	HCA, Inc	LIBOR 1 M + 2.250%	3.490	02/10/24	1,021,293
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				2,164,347

MATERIALS - 0.1%
794,000	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.500%	3.740	10/31/23	796,692
867,481	i	WR Grace & Co-Conn	LIBOR 3 M + 2.000%	3.310	02/03/21	868,929
		TOTAL MATERIALS				1,665,621

MEDIA - 0.8%
1,425,000	i	AMC Entertainment Holdings, Inc	LIBOR 1 M + 2.250%	3.480	12/15/22	1,421,323
1,970,000	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	3.240	01/14/22	1,974,689
2,972,394	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	3.480	07/17/25	2,953,282
1,887,008	i	MTL Publishing LLC	LIBOR 1 M + 2.500%	3.730	08/21/23	1,890,178
1,351,564	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	3.240	10/04/23	1,352,835
2,475,000	i	Outfront Media Capital LLC	LIBOR 1 M + 2.250%	3.490	03/18/24	2,485,321
216

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$285,457	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	3.990%	03/15/24	$282,782
		TOTAL MEDIA				12,360,410

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,109,022	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	3.330	03/07/24	2,118,808
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,118,808

RETAILING - 0.3%
3,934,215	i	Avis Budget Car Rental LLC	LIBOR 3 M + 2.000%	3.340	03/15/22	3,909,626
984,887	i	PetSmart, Inc	LIBOR 1 M + 3.000%	4.240	03/11/22	830,584
		TOTAL RETAILING				4,740,210

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,485,000	i	Versum Materials, Inc	LIBOR 3 M + 2.500%	3.830	09/29/23	1,486,856
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,486,856

SOFTWARE & SERVICES - 0.1%
1,944,747	i	GXS Group, Inc	LIBOR 1 M + 2.000%	3.235	01/16/21	1,951,554
		TOTAL SOFTWARE & SERVICES				1,951,554

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
1,564,025	i	CommScope, Inc	LIBOR 1 M + 2.000%	3.235	12/29/22	1,567,153
934,551	i	Sensata Technologies BV	LIBOR 1 M + 2.250%	3.490	10/14/21	940,121
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				2,507,274

UTILITIES - 0.1%
989,975	i	NRG Energy, Inc	LIBOR 1 M + 2.000%	3.583	06/30/23	990,430
		TOTAL UTILITIES				990,430

		TOTAL BANK LOAN OBLIGATIONS				44,601,962
		(Cost $44,723,238)

BONDS - 92.4%

CORPORATE BONDS - 34.9%

AUTOMOBILES & COMPONENTS - 0.3%
1,950,000	g	Hyundai Capital America		2.550	04/03/20	1,946,270
1,500,000	g	Hyundai Capital America		3.250	09/20/22	1,496,992
2,125,000	g	Hyundai Capital Services, Inc		3.000	08/29/22	2,095,630
		TOTAL AUTOMOBILES & COMPONENTS				5,538,892

BANKS - 10.5%
750,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	750,727
3,000,000	g	Bank Nederlandse Gemeenten NV		1.250	10/29/18	2,988,087
3,500,000		Bank of America Corp		2.250	04/21/20	3,507,207
1,925,000		Bank of America Corp		2.151	11/09/20	1,919,205
5,000,000		Bank of America Corp		2.369	07/21/21	4,999,451
10,000,000		Bank of America Corp		2.328	10/01/21	9,987,446
10,000,000		Bank of America NA		1.650	03/26/18	10,006,806
5,000,000		Bank of America NA		1.750	06/05/18	5,005,267
217

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,000,000	g	Bank of Montreal	2.500%	01/11/22	$9,045,375
2,000,000	g	Caixa Economica Federal	3.500	11/07/22	1,960,000
1,500,000		Capital One Bank USA NA	1.650	02/05/18	1,499,789
15,000,000		CitiBank NA	1.850	09/18/19	14,996,179
5,000,000		CitiBank NA	2.100	06/12/20	5,007,666
5,000,000		Citigroup, Inc	2.450	01/10/20	5,035,670
3,000,000		Citizens Bank NA	2.250	03/02/20	3,003,544
2,000,000		Deutsche Bank AG.	2.700	07/13/20	2,007,746
5,000,000	g	Dexia Credit Local S.A.	1.875	03/28/19	4,993,683
4,000,000	g	Dexia Credit Local S.A.	2.375	09/20/22	3,987,815
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	4,994,650
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,701,378
1,500,000		Huntington National Bank	2.375	03/10/20	1,508,495
6,500,000		JPMorgan Chase & Co	1.700	03/01/18	6,501,944
7,500,000		JPMorgan Chase & Co	2.750	06/23/20	7,641,060
3,500,000		KeyBank NA	2.350	03/08/19	3,528,261
5,000,000		PNC Bank NA	1.500	02/23/18	5,000,365
3,800,000		PNC Bank NA	1.850	07/20/18	3,805,880
3,000,000		Royal Bank of Canada	1.875	02/05/20	2,992,598
5,000,000		Royal Bank of Canada	2.125	03/02/20	5,021,026
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	7,974,676
4,000,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	4,007,966
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,016,880
3,000,000		Toronto-Dominion Bank	1.850	09/11/20	2,987,003
1,500,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,532,511
1,500,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	1,475,274
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	500,252
1,000,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,017,300
5,000,000		Wells Fargo Bank NA	1.650	01/22/18	5,004,041
5,000,000		Westpac Banking Corp	1.600	08/19/19	4,976,756
3,000,000	g	Westpac Banking Corp	2.100	02/25/21	2,995,918
		TOTAL BANKS			169,885,897

CAPITAL GOODS - 1.4%
4,400,000		Air Lease Corp	2.125	01/15/18	4,404,784
2,000,000		Eaton Corp	1.500	11/02/17	1,999,855
1,500,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,541,250
800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	805,044
981,000		Pentair Finance S.A.	2.900	09/15/18	988,644
1,125,000		Rockwell Collins, Inc	1.950	07/15/19	1,124,875
5,000,000		Roper Industries, Inc	2.050	10/01/18	5,011,740
5,000,000	g	Siemens Financieringsmaatschappij NV	1.300	09/13/19	4,941,734
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	1,996,551
		TOTAL CAPITAL GOODS			22,814,477

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
3,000,000		Republic Services, Inc	5.500	09/15/19	3,199,580
5,000,000		Visa, Inc	1.200	12/14/17	5,001,723
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			8,201,303

CONSUMER DURABLES & APPAREL - 0.1%
2,025,000		Newell Rubbermaid, Inc	2.150	10/15/18	2,032,509
362,000		Newell Rubbermaid, Inc	2.600	03/29/19	364,864
		TOTAL CONSUMER DURABLES & APPAREL			2,397,373
218

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER SERVICES - 0.1%
$925,000	g	Atento Luxco S.A.	6.125%	08/10/22	$965,161
		TOTAL CONSUMER SERVICES			965,161

DIVERSIFIED FINANCIALS - 5.0%
4,100,000		American Express Co	2.500	08/01/22	4,094,054
3,400,000		American Express Credit Corp	1.875	11/05/18	3,403,109
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	1,000,000
3,000,000	g	Daimler Finance North America LLC	2.000	08/03/18	3,008,071
4,800,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,799,632
1,000,000		General Motors Financial Co, Inc	2.400	04/10/18	1,003,184
10,000,000		General Motors Financial Co, Inc	2.400	05/09/19	10,042,974
2,000,000		Goldman Sachs Group, Inc	2.000	04/25/19	1,999,501
2,775,000		Goldman Sachs Group, Inc	1.950	07/23/19	2,769,904
9,000,000		Goldman Sachs Group, Inc	2.300	12/13/19	9,037,735
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,525,765
2,000,000		ICICI Bank Ltd	3.125	08/12/20	2,018,740
300,000		International Lease Finance Corp	3.875	04/15/18	303,323
3,300,000		Morgan Stanley	1.875	01/05/18	3,303,242
8,000,000		Morgan Stanley	2.450	02/01/19	8,055,188
7,500,000		Morgan Stanley	2.800	06/16/20	7,623,746
7,000,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	7,018,578
3,000,000		Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	2,993,708
410,000		Toyota Motor Credit Corp	1.250	10/05/17	409,998
3,000,000		Unilever Capital Corp	1.800	05/05/20	2,996,761
3,500,000		Wells Fargo & Co	2.600	07/22/20	3,548,475
		TOTAL DIVERSIFIED FINANCIALS			80,955,688

ENERGY - 3.9%
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,598,985
2,025,000		BP Capital Markets plc	1.676	05/03/19	2,024,310
1,284,000		Canadian Natural Resources Ltd	1.750	01/15/18	1,284,909
2,000,000		Chevron Corp	1.104	12/05/17	1,999,040
5,000,000		Chevron Corp	1.365	03/02/18	4,999,444
1,300,000		Ecopetrol S.A.	4.250	09/18/18	1,326,000
3,000,000		Enterprise Products Operating LLC	1.650	05/07/18	2,998,904
2,000,000		Enterprise Products Operating LLC	7.034	01/15/68	2,020,000
2,000,000		EQT Corp	2.500	10/01/20	2,007,061
5,000,000		Exxon Mobil Corp	1.439	03/01/18	5,001,967
2,000,000		Husky Energy, Inc	7.250	12/15/19	2,211,019
600,000		Kinder Morgan, Inc	2.000	12/01/17	600,198
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,356,790
3,320,000		Petrobras Global Finance BV	6.125	01/17/22	3,569,000
4,407,000	g	Petrobras Global Finance BV	5.999	01/27/28	4,407,000
3,000,000		Petroleos Mexicanos	5.500	02/04/19	3,126,000
2,000,000	g	Petroleos Mexicanos	5.375	03/13/22	2,136,900
1,112,000		Petroleos Mexicanos	2.378	04/15/25	1,119,234
8,947,368		Reliance Industries Ltd	1.870	01/15/26	8,777,870
750,000		Statoil ASA	1.200	01/17/18	749,572
1,500,000		Vale Overseas Ltd	5.875	06/10/21	1,651,875
5,800,000	g	YPF S.A.	8.500	03/23/21	6,508,760
		TOTAL ENERGY			62,474,838
219

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.4%
$3,425,000	g	CK Hutchison International 17 Ltd	2.250%	09/29/20	$3,413,401
2,875,000		SYSCO Corp	1.900	04/01/19	2,872,960
		TOTAL FOOD & STAPLES RETAILING			6,286,361

FOOD, BEVERAGE & TOBACCO - 0.8%
5,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	5,012,505
1,650,000		JM Smucker Co	1.750	03/15/18	1,651,595
675,000		Kraft Heinz Foods Co	2.000	07/02/18	676,371
2,050,000		PepsiCo, Inc	1.000	10/13/17	2,049,884
1,350,000		PepsiCo, Inc	1.350	10/04/19	1,345,816
1,300,000		Tyson Foods, Inc	2.250	08/23/21	1,292,909
		TOTAL FOOD, BEVERAGE & TOBACCO			12,029,080

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
5,000,000		Becton Dickinson and Co	2.404	06/05/20	5,016,660
5,000,000		Cardinal Health, Inc	1.948	06/14/19	5,004,572
3,000,000		Express Scripts Holding Co	2.250	06/15/19	3,011,597
3,175,000		Medtronic, Inc	1.500	03/15/18	3,175,061
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	5,005,128
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			21,213,018

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
375,000		Ecolab, Inc	1.450	12/08/17	374,921
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			374,921

INSURANCE - 0.4%
750,000		Aetna, Inc	1.500	11/15/17	749,903
4,025,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	3,995,780
1,500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	1,508,705
425,000		UnitedHealth Group, Inc	1.400	10/15/17	424,977
		TOTAL INSURANCE			6,679,365

MATERIALS - 1.0%
300,000		Corning, Inc	1.450	11/15/17	299,843
2,400,000		EI du Pont de Nemours & Co	2.200	05/01/20	2,415,034
2,000,000	g	Equate Petrochemical BV	3.000	03/03/22	1,982,954
2,000,000		Kimberly-Clark Corp	1.400	02/15/19	1,992,316
2,000,000	g	Phosagro OAO via Phosagro Bond Funding DAC	3.950	11/03/21	2,028,172
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,533,762
5,000,000		Sherwin-Williams Co	2.250	05/15/20	5,018,922
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,108,000
		TOTAL MATERIALS			17,379,003

MEDIA - 0.4%
1,009,000		Charter Communications Operating LLC	3.579	07/23/20	1,035,633
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	625,501
5,000,000		Walt Disney Co	1.950	03/04/20	5,015,928
		TOTAL MEDIA			6,677,062
220

TIAA-CREF FUNDS - Short-Term Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
	$5,000,000		Abbott Laboratories	2.350%	11/22/19	$5,040,065
	4,800,000		AbbVie, Inc	1.800	05/14/18	4,806,622
	3,900,000		Actavis Funding SCS	2.350	03/12/18	3,911,254
	900,000		Actavis Funding SCS	3.800	03/15/25	934,343
	1,300,000		Celgene Corp	2.125	08/15/18	1,305,404
	5,000,000		Gilead Sciences, Inc	1.850	09/20/19	5,003,899
	1,000,000		Johnson & Johnson	1.125	03/01/19	992,778
	2,500,000		Mylan NV	3.000	12/15/18	2,528,039
	5,000,000		Novartis Capital Corp	1.800	02/14/20	5,002,163
	2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	1,942,035
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			31,466,602

REAL ESTATE - 0.4%
	1,900,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,925,614
	1,329,000		ERP Operating LP	2.375	07/01/19	1,339,640
	1,815,000		Health Care REIT, Inc	4.125	04/01/19	1,864,893
	536,000		Highwoods Realty LP	7.500	04/15/18	551,884
			TOTAL REAL ESTATE			5,682,031

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,019,263
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,019,263

SOFTWARE & SERVICES - 0.9%
	5,000,000		Fidelity National Information Services, Inc	2.850	10/15/18	5,058,246
	5,000,000		Microsoft Corp	1.100	08/08/19	4,954,381
	5,000,000		VMware, Inc	2.300	08/21/20	5,013,688
			TOTAL SOFTWARE & SERVICES			15,026,315

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
	3,000,000		Apple, Inc	1.000	05/03/18	2,992,952
	2,225,000		Apple, Inc	1.700	02/22/19	2,230,150
	2,000,000		Apple, Inc	1.900	02/07/20	2,006,584
	5,000,000	g	Broadcom Corp	2.375	01/15/20	5,026,860
	3,000,000		Cisco Systems, Inc	1.400	09/20/19	2,984,592
	4,000,000	g	Diamond Finance Corp	3.480	06/01/19	4,076,520
	1,667,000		Hewlett Packard Enterprise Co	2.450	10/05/17	1,667,077
	475,000		Tyco Electronics Group S.A.	2.375	12/17/18	477,660
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			21,462,395

TELECOMMUNICATION SERVICES - 0.8%
MXN	56,730,000		America Movil SAB de C.V.	6.450	12/05/22	2,963,262
	1,330,000		AT&T, Inc	1.400	12/01/17	1,329,814
	5,000,000		AT&T, Inc	2.300	03/11/19	5,030,356
	3,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	3,158,336
	750,000	†,g,q	Telemar Norte Leste S.A.	5.500	10/23/20	258,750
			TOTAL TELECOMMUNICATION SERVICES			12,740,518

TRANSPORTATION - 0.4%
	2,245,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	2,282,824
221

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,250,000		Delta Air Lines, Inc	2.875%	03/13/20	$2,274,968
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,165,680
		TOTAL TRANSPORTATION			6,723,472

UTILITIES - 2.9%
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,150,118
5,000,000		Consolidated Edison, Inc	2.000	03/15/20	5,001,669
3,000,000		Dominion Energy, Inc	2.579	07/01/20	3,020,687
3,700,000		Dominion Resources, Inc	1.600	08/15/19	3,675,742
1,000,000		Duke Energy Corp	2.100	06/15/18	1,002,940
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,654,600
2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	2,009,254
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,982,386
1,700,000		NextEra Energy Capital Holdings, Inc	1.649	09/01/18	1,699,210
4,225,000		Northeast Utilities	1.600	01/15/18	4,224,777
1,500,000		Northeast Utilities	1.450	05/01/18	1,499,449
2,200,000		Sempra Energy	1.625	10/07/19	2,185,860
2,000,000		Southern Co	1.850	07/01/19	1,998,766
2,825,000		Southern Power Co	1.850	12/01/17	2,826,094
5,000,000		Southern Power Co	1.950	12/15/19	4,989,041
5,000,000	g	State Grid Overseas Investment 2016 Ltd	2.750	05/04/22	5,005,553
1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,624,796
		TOTAL UTILITIES			47,550,942

		TOTAL CORPORATE BONDS			565,543,977
		(Cost $564,114,639)

GOVERNMENT BONDS - 30.9%

AGENCY SECURITIES - 4.8%
5,850,000	g	Hospital for Special Surgery	3.500	01/01/23	5,987,029
24,000,000		Iraq Government AID Bond	2.149	01/18/22	24,073,968
10,975,000		Montefiore Medical Center	2.152	10/20/26	10,587,486
2,000,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	2,025,402
3,000,000		PEFCO	2.300	09/15/20	3,043,152
11,184,211		Reliance Industries Ltd	2.444	01/15/26	11,232,351
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	6,004,284
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,691,855
		TOTAL AGENCY SECURITIES			77,645,527

FOREIGN GOVERNMENT BONDS - 7.4%
2,725,000		Argentine Republic Government International Bond	6.875	04/22/21	2,967,525
7,000,000	g	Bermuda Government International Bond	4.138	01/03/23	7,367,500
1,250,000		Brazilian Government International Bond	4.875	01/22/21	1,337,550
3,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	01/13/20	3,002,926
1,500,000		Colombia Government International Bond	4.375	07/12/21	1,600,500
5,800,000	g	CPPIB Capital, Inc	2.250	01/25/22	5,825,152
2,000,000	g	Croatia Government International Bond	6.750	11/05/19	2,167,130
500,000	g	Dominican Republic International Bond	7.500	05/06/21	556,250
1,425,000	g	Export Credit Bank of Turkey	4.250	09/18/22	1,406,418
5,000,000		Export-Import Bank of Korea	1.500	10/21/19	4,918,815
500,000		Hungary Government International Bond	4.125	02/19/18	504,400
222

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$11,400,000	g	Instituto de Credito Oficial	1.625%	09/14/18	$11,359,450
1,500,000		Japan Bank for International Cooperation	1.875	04/20/21	1,482,461
3,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	2,980,738
3,200,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	3,168,020
1,700,000	g	Kommunalbanken AS.	1.625	01/15/20	1,693,870
1,150,000	g	Kommunalbanken AS.	1.375	10/26/20	1,133,714
3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,712,414
2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,496,345
2,000,000		Korea Development Bank	1.500	01/22/18	1,996,752
410,000	g	Korea Housing Finance Corp	1.625	09/15/18	407,273
6,700,000	g	Korea Housing Finance Corp	2.000	10/11/21	6,492,776
5,000,000		Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	5,003,946
2,025,000	g	Morocco Government International Bond	4.250	12/11/22	2,148,217
1,400,000	g	Municipality Finance plc	1.125	09/16/19	1,382,783
1,450,000	g	Nacional Financiera SNC	3.375	11/05/20	1,502,562
5,000,000	g	Ontario Teachers’ Finance Trust	2.125	09/19/22	4,972,421
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	2,040,000
2,000,000		Poland Government International Bond	5.000	03/23/22	2,209,772
500,000		Republic of Hungary	6.250	01/29/20	545,038
5,625,000	g	Saudi Government International Bond	2.375	10/26/21	5,544,011
11,625,000	g	Saudi Government International Bond	2.875	03/04/23	11,553,995
625,000	g	Slovenia Government International Bond	4.125	02/18/19	642,754
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,514,777
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,518,449
6,500,000		Svensk Exportkredit AB	1.750	03/10/21	6,453,396
		TOTAL FOREIGN GOVERNMENT BONDS			118,610,100

MORTGAGE BACKED - 0.1%
554		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	555
1,415,493		Federal National Mortgage Association (FNMA)	3.000	11/01/24	1,455,094
301,228		Government National Mortgage Association (GNMA)	2.176	05/16/39	301,373
141,843		GNMA	2.120	05/16/40	141,749
		TOTAL MORTGAGE BACKED			1,898,771

MUNICIPAL BONDS - 0.3%
5,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	5,021,400
		TOTAL MUNICIPAL BONDS			5,021,400

U.S. TREASURY SECURITIES - 18.3%
25,610,095	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	25,729,975
9,812,075	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	9,838,138
1,140,000		United States Treasury Note	0.875	11/30/17	1,139,581
7,550,000		United States Treasury Note	1.000	12/15/17	7,547,816
4,070,000		United States Treasury Note	0.750	01/31/18	4,064,381
3,200,000		United States Treasury Note	0.875	03/31/18	3,193,992
5,000,000		United States Treasury Note	1.375	09/30/18	4,999,609
30,755,000		United States Treasury Note	1.125	01/31/19	30,636,065
81,090,000	d	United States Treasury Note	1.125	02/28/19	80,760,572
51,475,000		United States Treasury Note	1.250	03/31/19	51,338,269
550,000		United States Treasury Note	1.375	07/31/19	549,055
223

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$14,000,000		United States Treasury Note		1.250%	08/31/19	$13,938,750
58,718,000	d	United States Treasury Note		0.875	09/15/19	58,032,192
3,210,000		United States Treasury Note		1.375	09/15/20	3,187,179
		TOTAL U.S. TREASURY SECURITIES				294,955,574

		TOTAL GOVERNMENT BONDS				498,131,372
		(Cost $499,163,000)

STRUCTURED ASSETS - 26.6%

ASSET BACKED - 4.4%
182,385		Aames Mortgage Trust (Step Bond)		5.592	06/25/32	183,006
		Series - 2002 1 (Class A3)
2,073,906	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.290%	1.527	08/25/35	2,076,771
		Series - 2005 AG1 (Class A1B2)
106,928	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	1.972	08/25/35	107,066
		Series - 2005 HE5 (Class M2)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,806,876		Asset Backed Securities Corp Home Equity Loan Trust		1.183	03/25/35	1,815,766
		Series - 2005 HE1 (Class M1)
1,991,667	†,g	Capital Automotive REIT		3.870	04/15/47	2,008,226
		Series - 2017 1A (Class A1)
6,818		Centex Home Equity		5.540	01/25/32	6,809
		Series - 2002 A (Class AF6)
101,792	i	Centex Home Equity	LIBOR 1 M + 0.645%	1.882	03/25/34	101,638
		Series - 2004 B (Class M1)
126,367	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	119,609
		Series - 2004 2 (Class 1M2)
417,836		Countrywide Asset-Backed Certificates		1.007	06/25/35	417,979
		Series - 2004 14 (Class M2)
2,730,000	g	DB Master Finance LLC		3.262	02/20/45	2,734,286
		Series - 2015 1A (Class A2I)
5,000,000	g,h	DB Master Finance LLC		3.629	11/20/47	5,017,125
		Series - 2017 1A (Class A2I)
15,000,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	14,929,350
		Series - 2017 1A (Class A2II)
2,782,471		Entergy Louisiana Investment Recovery Funding I LLC		2.040	09/01/23	2,768,031
		Series - 2011 A (Class A1)
3,000,000		Ford Credit Auto Owner Trust		1.540	03/15/19	3,000,050
		Series - 2013 D (Class B)
7,250,000	g	Ford Credit Auto Owner Trust		2.510	04/15/26	7,299,710
		Series - 2014 2 (Class B)
2,000,000		Hyundai Auto Receivables Trust		2.010	06/15/21	2,000,841
		Series - 2015 B (Class B)
374,185	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.487	02/25/36	370,041
		Series - 2006 1 (Class 1A1)
5,451,143	g	MVW Owner Trust		2.420	12/20/34	5,440,779
		Series - 2017 1A (Class A)
5,000,000	g	Palisades Center Trust		3.357	04/13/33	5,026,374
		Series - 2016 PLSD (Class B)
224

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$876,305		People’s Choice Home Loan Securities Trust		1.097%	10/25/34	$879,042
		Series - 2004 2 (Class M1)
2,524,930	i	RAMP	LIBOR 1 M + 0.765%	2.002	06/25/35	2,525,387
		Series - 2005 RS6 (Class M2)
350,627		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.060	02/25/36	366,984
		Series - 2006 HI1 (Class M2)
206,236		Saxon Asset Securities Trust (Step Bond)		6.120	11/25/30	214,663
		Series - 2002 2 (Class AF6)
315,887	g	Sierra Timeshare Receivables Funding LLC		2.660	08/20/29	315,925
		Series - 2012 3A (Class B)
2,020,800	g	Sierra Timeshare Receivables Funding LLC		2.420	03/20/30	2,018,716
		Series - 2014 1A (Class B)
515,399	g	SLM Student Loan Trust		3.480	10/15/30	519,346
		Series - 2012 B (Class A2)
1,099,967	g	SpringCastle America Funding LLC		3.050	04/25/29	1,107,295
		Series - 2016 AA (Class A)
4,950,000	g	Taco Bell Funding LLC		3.832	05/25/46	5,046,525
		Series - 2016 1A (Class A2I)
2,940,000	g	Wendys Funding LLC		3.371	06/15/45	2,966,372
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED				71,383,713

OTHER MORTGAGE BACKED - 22.2%
2,996,722	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	3,012,147
		Series - 2007 1 (Class AM)
1,712,412	i	Banc of America Commercial Mortgage Trust		5.482	01/15/49	1,710,011
		Series - 2007 1 (Class AMFX)
660,957	i	Banc of America Funding	LIBOR 1 M + 0.800%	2.036	02/20/35	658,727
		Series - 2005 A (Class 5A3)
4,417,371	i	Bear Stearns ALT-A Trust	LIBOR 1 M + 0.600%	1.837	06/25/34	4,407,754
		Series - 2004 4 (Class A1)
11,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.300	05/11/39	11,689,116
		Series - 2003 PWR2 (Class H)
5,000,000	i	CD Mortgage Trust		6.122	11/15/44	5,030,218
		Series - 2007 CD5 (Class B)
2,248,722	i	CD Mortgage Trust		6.124	11/15/44	2,247,651
		Series - 2007 CD5 (Class AJ)
9,945,737	g,i	Chase Mortgage Trust		3.750	12/25/45	10,118,484
		Series - 2016 2 (Class M2)
4,264,455	g	Citigroup Mortgage Loan Trust		1.414	05/25/37	4,144,616
		Series - 2015 8 (Class 1A1)
2,715,754		Connecticut Avenue Securities		2.187	05/25/24	2,726,150
		Series - 2014 C02 (Class 1M1)
75,625	i	Connecticut Avenue Securities	LIBOR 1 M + 1.600%	2.837	04/25/28	75,647
		Series - 2015 C04 (Class 1M1)
5,332,389	i	Connecticut Avenue Securities	LIBOR 1 M + 1.950%	3.187	08/25/28	5,379,695
		Series - 2016 C01 (Class 1M1)
3,822,033	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	3.387	09/25/28	3,863,901
		Series - 2016 C02 (Class 1M1)
2,741,075	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	3.237	10/25/28	2,787,465
		Series - 2016 C03 (Class 1M1)
225

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$6,006,846		Connecticut Avenue Securities		2.587%	01/25/29	$6,039,042
		Series - 2016 C05 (Class 2M1)
11,212,930	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	2.687	01/25/29	11,317,195
		Series - 2016 C04 (Class 1M1)
12,456,924	g,i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.530	07/25/29	12,575,440
		Series - 2017 C01 (Class 1M1)
4,814,283	i	Connecticut Avenue Securities	LIBOR 1 M + 1.150%	2.387	09/25/29	4,848,389
		Series - 2017 C02 (Class 2M1)
13,536,371	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.187	10/25/29	13,601,823
		Series - 2017 C03 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.650%	3.887	02/25/30	3,024,547
		Series - 2017 C06 (Class 1M2)
6,400,000	g	Core Industrial Trust		3.732	02/10/34	6,552,385
		Series - 2015 TEXW (Class C)
1,651,000	g,i	Credit Suisse Commercial Mortgage Trust		5.676	02/15/39	1,652,710
		Series - 2006 C1 (Class H)
390,074	i	Credit Suisse Commercial Mortgage Trust		5.903	09/15/39	392,028
		Series - 2007 C4 (Class A1AJ)
1,590,269	i	Credit Suisse Commercial Mortgage Trust		5.625	01/15/49	1,629,972
		Series - 2007 C2 (Class AJ)
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	15,111,694
		Series - 2007 C2 (Class C)
1,985,000	i	Credit Suisse First Boston Mortgage Securities Corp		5.736	05/15/36	2,036,010
		Series - 2004 C2 (Class E)
742,597	g	Credit Suisse First Boston Mortgage Securities Corp		6.000	05/17/40	748,067
		Series - 1998 C1 (Class F)
3,130,000	g,i	DBUBS Mortgage Trust		5.685	11/10/46	3,399,087
		Series - 2011 LC1A (Class C)
957,885		Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)		5.440	07/25/34	976,816
		Series - 2004 5 (Class A5B)
14,635,580	g,i	Flagstar Mortgage Trust		3.500	03/25/47	14,889,990
		Series - 2017 1 (Class 1A3)
350,431	i	Homestar Mortgage Acceptance Corp	LIBOR 1 M + 0.900%	2.137	10/25/34	353,692
		Series - 2004 5 (Class A1)
219,521	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.897	03/25/35	210,115
		Series - 2004 11 (Class 2A1)
714,381	g	Jefferies Resecuritization Trust		5.625	09/01/37	718,730
		Series - 2009 R13 (Class 1A1)
1,146,400	i	JP Morgan Alternative Loan Trust	LIBOR 1 M + 0.640%	1.877	01/25/36	1,111,558
		Series - 2005 A2 (Class 1A2)
3,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.787	01/12/39	3,073,672
		Series - 2004 CB8 (Class H)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.013	02/15/46	2,118,990
		Series - 2011 C3 (Class B)
3,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.802	02/15/46	2,980,953
		Series - 2011 C3 (Class E)
226

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$269,890	g,i	JP Morgan Mortgage Trust		2.685%	06/25/46	$270,998
		Series - 2016 2 (Class A1)
248,286	g,i	JP Morgan Mortgage Trust		2.859	06/25/46	249,973
		Series - 2016 2 (Class 2A1)
11,722,111	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	11,991,813
		Series - 2017 1 (Class A3)
13,368,792	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	13,668,026
		Series - 2017 3 (Class 1A5)
3,755,030	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.039	07/25/47	3,763,246
		Series - 2015 A (Class A)
3,374,783	i	Morgan Stanley Capital I Trust		5.389	11/12/41	3,377,054
		Series - 2006 HQ10 (Class AJ)
746,806	i	Morgan Stanley Capital I Trust		5.834	10/15/42	745,427
		Series - 2006 IQ11 (Class AJ)
4,214,000	g,i	Morgan Stanley Capital I Trust		5.775	06/12/47	4,441,394
		Series - 2005 T19 (Class F)
1,397,574	i	Morgan Stanley Capital I Trust		5.907	06/11/49	1,402,125
		Series - 2007 IQ15 (Class AJ)
109,974		Morgan Stanley Capital I Trust		4.770	07/15/56	109,875
		Series - 0 IQ9 (Class AJ)
500,000		Morgan Stanley Capital I Trust		4.860	07/15/56	506,522
		Series - 2005 IQ9 (Class B)
1,250,000		Morgan Stanley Capital I Trust		5.000	07/15/56	1,249,024
		Series - 2005 IQ9 (Class D)
2,724,525	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	LIBOR 1 M + 0.450%	1.687	04/25/35	2,720,324
		Series - 2005 2 (Class M2)
12,298,252	g,i	Sequoia Mortgage Trust		3.000	03/25/47	12,361,071
		Series - 2017 2 (Class A5)
15,317,590	g,i	Sequoia Mortgage Trust		3.500	04/25/47	15,660,444
		Series - 2017 3 (Class A4)
6,561,116	g,i	Sequoia Mortgage Trust		3.500	07/25/47	6,718,225
		Series - 2017 4 (Class A4)
9,758,104	g,i	Sequoia Mortgage Trust		3.000	08/25/47	9,853,207
		Series - 2017 5 (Class A5)
14,425,937	g,i	Sequoia Mortgage Trust		3.500	09/25/47	14,809,383
		Series - 2017 6 (Class A4)
7,448,102	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	7,586,882
		Series - 2017 1 (Class A4)
2,811,110	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.370%	1.607	07/25/34	2,820,181
		Series - 2004 9XS (Class A)
1,304,344	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.400%	3.637	01/25/25	1,306,358
		Series - 2015 DN1 (Class M2)
4,616,394	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.437	03/25/25	4,655,114
		Series - 2015 HQ1 (Class M2)
601,553	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.337	05/25/25	601,839
		Series - 2015 HQ2 (Class M1)
227

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,692,246	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.450%	2.687%	07/25/28	$2,699,999
		Series - 2016 DNA1 (Class M1)
486,089	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.250%	2.487	10/25/28	486,533
		Series - 2016 DNA2 (Class M1)
1,233,720	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.337	12/25/28	1,236,690
		Series - 2016 DNA3 (Class M1)
3,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	2.537	03/25/29	3,796,875
		Series - 2016 DNA4 (Class M2)
11,073,071	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	2.437	07/25/29	11,196,272
		Series - 2017 DNA1 (Class M1)
19,556,869	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	2.437	10/25/29	19,779,987
		Series - 2017 DNA2 (Class M1)
4,908,295	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	4,919,092
		Series - 2017 HQA2 (Class M1)
19,000,000	h,i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	1.984	03/25/30	19,031,171
		Series - 2017 DNA3 (Class M1)
3,122,200	g	Tax Ease Funding LLC		3.131	06/15/28	3,140,733
		Series - 2016 1A (Class A)
393,350	i	Wachovia Bank Commercial Mortgage Trust		5.818	05/15/46	393,242
		Series - 2007 C34 (Class AM)
2,468,046	i	Wachovia Bank Commercial Mortgage Trust		5.953	02/15/51	2,465,926
		Series - 2007 C33 (Class AM)
790,869	g	WFRBS Commercial Mortgage Trust		4.394	06/15/44	807,735
		Series - 2011 C4 (Class A3)
		TOTAL OTHER MORTGAGE BACKED				358,037,247

		TOTAL STRUCTURED ASSETS				429,420,960
		(Cost $428,232,128)

		TOTAL BONDS				1,493,096,309
		(Cost $1,491,509,767)
228

TIAA-CREF FUNDS - Short-Term Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 7.0%

GOVERNMENT AGENCY DEBT - 2.5%
$21,050,000	Federal Home Loan Bank (FHLB)	0.700%	10/02/17	$21,050,000
17,405,000	FHLB	0.100	10/11/17	17,400,683
1,730,000	FHLB	0.102	10/27/17	1,728,810
	TOTAL GOVERNMENT AGENCY DEBT			40,179,493

TREASURY DEBT - 4.5%
42,670,000	United States Treasury Bill	0.926-0.966	10/12/17	42,659,084
30,810,000	United States Treasury Bill	0.927-0.956	10/26/17	30,790,744
	TOTAL TREASURY DEBT			73,449,828

	TOTAL SHORT-TERM INVESTMENTS			113,629,321
	(Cost $113,625,889)

	TOTAL INVESTMENTS - 102.2%			1,651,327,592
	(Cost $1,649,858,894)
	OTHER ASSETS & LIABILITIES, NET - (2.2)%			(36,717,685)
	NET ASSETS - 100.0%			$1,614,609,907

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2017, the aggregate value of these securities was $473,145,619 or 29.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q	In default

Futures contracts outstanding as of September 30, 2017 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10YR NOTE (CBT)	(115)	12/19/17	$(14,602,934)	$(14,410,938)	$ 191,996
US 5YR NOTE (CBT)	(450)	12/29/17	(53,391,857)	(52,875,000)	516,857
Total	(565)		$(67,994,791)	$(67,285,938)	$ 708,853
229

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS
SHORT-TERM BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BONDS - 99.6%

CORPORATE BONDS - 24.9%

AUTOMOBILES & COMPONENTS - 0.0%
$100,000		Honeywell International, Inc		1.400%	10/30/19	$99,366
		TOTAL AUTOMOBILES & COMPONENTS				99,366

BANKS - 6.7%
250,000		Australia & New Zealand Banking Group Ltd		2.050	09/23/19	250,308
100,000		Bank of NV Scotia		2.150	07/14/20	100,253
700,000		Bank of America Corp		2.650	04/01/19	706,236
250,000	i	Bank of America Corp	LIBOR 3 M + 0.660%	2.369	07/21/21	249,973
400,000	i	Bank of America Corp	LIBOR 3 M + 0.630%	2.328	10/01/21	399,498
250,000		Bank of America NA		2.050	12/07/18	250,813
100,000		Bank of Montreal		1.500	07/18/19	99,355
100,000		Bank of Montreal		1.750	09/11/19	99,702
100,000		Bank of Montreal		2.100	12/12/19	100,346
100,000		Bank of Montreal		2.100	06/15/20	100,213
100,000		Bank of Nova Scotia		1.950	01/15/19	100,322
300,000		Bank of Nova Scotia		1.650	06/14/19	299,157
300,000		Barclays plc		2.750	11/08/19	303,148
250,000		BPCE S.A.		2.500	12/10/18	252,032
250,000		Branch Banking & Trust Co		1.450	05/10/19	248,557
250,000		Branch Banking & Trust Co		2.100	01/15/20	251,192
100,000		Canadian Imperial Bank of Commerce		1.600	09/06/19	99,416
100,000		Canadian Imperial Bank of Commerce		2.100	10/05/20	99,957
300,000		Capital One Bank USA NA		2.950	07/23/21	303,942
250,000		CitiBank NA		2.000	03/20/19	250,811
250,000		CitiBank NA		1.850	09/18/19	249,936
250,000		CitiBank NA		2.100	06/12/20	250,383
100,000		Citigroup, Inc		2.050	12/07/18	100,121
100,000		Citigroup, Inc		2.050	06/07/19	100,067
500,000		Citigroup, Inc		2.450	01/10/20	503,567
250,000		Citizens Bank NA		2.250	03/02/20	250,295
200,000		Comerica, Inc		2.500	06/02/20	201,055
250,000		Commonwealth Bank of Australia		2.050	03/15/19	250,738
250,000		Commonwealth Bank of Australia		2.300	09/06/19	251,931
250,000		Cooperatieve Rabobank UA		1.375	08/09/19	247,869
300,000		Deutsche Bank AG		2.850	05/10/19	302,965
100,000		Deutsche Bank AG		2.700	07/13/20	100,387
100,000		Discover Bank		2.600	11/13/18	100,644
250,000		Discover Bank		3.100	06/04/20	255,797
150,000		Fifth Third Bancorp		2.300	03/15/19	151,052
200,000		Fifth Third Bank		1.625	09/27/19	198,745
300,000		HSBC USA, Inc		2.350	03/05/20	301,870
200,000		HSBC USA, Inc		2.750	08/07/20	203,680
230

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Huntington National Bank	2.375%	03/10/20	$251,416
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	249,639
200,000	Intesa Sanpaolo S.p.A	3.875	01/15/19	204,151
200,000	JPMorgan Chase & Co	1.850	03/22/19	200,137
500,000	JPMorgan Chase & Co	2.750	06/23/20	509,404
200,000	JPMorgan Chase & Co	2.550	10/29/20	202,225
250,000	JPMorgan Chase Bank NA	1.450	09/21/18	249,567
250,000	JPMorgan Chase Bank NA	1.650	09/23/19	249,052
175,000	KeyBank NA	2.350	03/08/19	176,413
250,000	KeyBank NA	2.250	03/16/20	250,903
100,000	Lloyds Bank plc	2.700	08/17/20	101,612
150,000	Manufacturers & Traders Trust Co	2.300	01/30/19	150,782
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	249,560
100,000	MUFG Americas Holdings Corp	2.250	02/10/20	100,170
100,000	National Australia Bank Ltd	1.375	07/12/19	99,258
250,000	National Australia Bank Ltd	2.250	01/10/20	251,090
250,000	National Bank of Canada	2.100	12/14/18	250,569
250,000	PNC Bank NA	1.950	03/04/19	250,648
250,000	PNC Bank NA	1.450	07/29/19	248,326
250,000	PNC Bank NA	2.000	05/19/20	249,789
250,000	PNC Bank NA	2.450	11/05/20	252,363
200,000	Royal Bank of Canada	2.000	12/10/18	200,555
100,000	Royal Bank of Canada	1.625	04/15/19	99,681
300,000	Royal Bank of Canada	1.500	07/29/19	298,232
100,000	Royal Bank of Canada	2.125	03/02/20	100,421
100,000	Santander Holdings USA, Inc	2.700	05/24/19	100,779
200,000	Santander UK Group Holdings plc	2.875	10/16/20	202,805
100,000	Santander UK plc	2.500	03/14/19	100,899
250,000	Skandinaviska Enskilda Banken AB	1.500	09/13/19	247,460
250,000	Sumitomo Mitsui Banking Corp	1.762	10/19/18	249,985
100,000	Sumitomo Mitsui Banking Corp	2.050	01/18/19	100,341
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	253,096
100,000	SunTrust Bank	2.250	01/31/20	100,458
250,000	Svenska Handelsbanken AB	1.500	09/06/19	248,232
250,000	Svenska Handelsbanken AB	1.950	09/08/20	249,300
100,000	Toronto-Dominion Bank	1.450	09/06/18	99,850
300,000	Toronto-Dominion Bank	1.950	01/22/19	300,678
100,000	Toronto-Dominion Bank	1.450	08/13/19	99,305
100,000	Toronto-Dominion Bank	1.850	09/11/20	99,567
450,000	US Bank NA	2.000	01/24/20	451,145
250,000	Wells Fargo Bank NA	1.750	05/24/19	249,802
250,000	Wells Fargo Bank NA	2.150	12/06/19	251,286
100,000	Westpac Banking Corp	1.950	11/23/18	100,136
100,000	Westpac Banking Corp	1.650	05/13/19	99,610
100,000	Westpac Banking Corp	1.600	08/19/19	99,535
400,000	Westpac Banking Corp	2.150	03/06/20	401,304
	TOTAL BANKS			18,137,869

CAPITAL GOODS - 0.9%
200,000	Air Lease Corp	2.125	01/15/20	199,654
100,000	Caterpillar Financial Services Corp	1.900	03/22/19	100,235
100,000	Caterpillar Financial Services Corp	1.350	05/18/19	99,338
100,000	Caterpillar Financial Services Corp	2.100	01/10/20	100,485
231

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Caterpillar Financial Services Corp	2.000%	03/05/20	$200,234
100,000	Caterpillar Financial Services Corp	1.850	09/04/20	99,686
200,000	Danaher Corp	1.650	09/15/18	200,247
100,000	Illinois Tool Works, Inc	6.250	04/01/19	106,636
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	100,874
200,000	John Deere Capital Corp	1.650	10/15/18	200,116
100,000	John Deere Capital Corp	1.950	01/08/19	100,388
100,000	John Deere Capital Corp	2.200	03/13/20	100,732
300,000	Lam Research Corp	2.750	03/15/20	304,778
100,000	Lockheed Martin Corp	1.850	11/23/18	100,077
100,000	Rockwell Collins, Inc	1.950	07/15/19	99,989
100,000	Roper Technologies, Inc	3.000	12/15/20	102,005
100,000	Stanley Black & Decker, Inc	1.622	11/17/18	99,774
150,000	United Technologies Corp	1.500	11/01/19	149,221
100,000	United Technologies Corp	1.900	05/04/20	99,844
	TOTAL CAPITAL GOODS			2,564,313

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
100,000	eBay, Inc	2.150	06/05/20	100,208
150,000	Republic Services, Inc	5.000	03/01/20	159,985
70,000	Thomson Reuters Corp	4.700	10/15/19	73,636
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			333,829

CONSUMER DURABLES & APPAREL - 0.1%
100,000	DR Horton, Inc	3.750	03/01/19	101,869
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	100,371
	TOTAL CONSUMER DURABLES & APPAREL			202,240

CONSUMER SERVICES - 0.0%
100,000	McDonald’s Corp	2.100	12/07/18	100,464
	TOTAL CONSUMER SERVICES			100,464

DIVERSIFIED FINANCIALS - 4.2%
75,000	American Express Credit Corp	1.875	11/05/18	75,069
200,000	American Express Credit Corp	1.875	05/03/19	200,191
100,000	American Express Credit Corp	1.700	10/30/19	99,673
300,000	American Express Credit Corp	2.200	03/03/20	301,677
100,000	American Honda Finance Corp	1.500	11/19/18	99,826
100,000	American Honda Finance Corp	1.200	07/12/19	99,083
100,000	American Honda Finance Corp	2.000	02/14/20	100,151
100,000	American Honda Finance Corp	1.950	07/20/20	100,003
200,000	Ameriprise Financial, Inc	5.300	03/15/20	214,993
100,000	Ares Capital Corp	3.875	01/15/20	102,517
100,000	Bank of New York Mellon Corp	2.300	09/11/19	100,764
250,000	Bank of New York Mellon Corp	2.150	02/24/20	251,162
100,000	BlackRock, Inc	5.000	12/10/19	106,683
200,000	BNP Paribas S.A.	2.400	12/12/18	201,512
200,000	BNP Paribas S.A.	2.375	05/21/20	201,932
100,000	CBOE Holdings, Inc	1.950	06/28/19	99,892
100,000	Credit Suisse	2.300	05/28/19	100,666
500,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	509,927
200,000	Ford Motor Credit Co LLC	2.262	03/28/19	200,679
200,000	Ford Motor Credit Co LLC	2.021	05/03/19	199,863
232

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Ford Motor Credit Co LLC	1.897%	08/12/19	$99,500
200,000	Ford Motor Credit Co LLC	2.681	01/09/20	201,729
175,000	Ford Motor Credit Co LLC	2.425	06/12/20	174,987
400,000	General Electric Capital Corp	2.200	01/09/20	404,000
100,000	General Motors Financial Co, Inc	3.100	01/15/19	101,403
100,000	General Motors Financial Co, Inc	2.400	05/09/19	100,430
100,000	General Motors Financial Co, Inc	2.350	10/04/19	100,322
300,000	General Motors Financial Co, Inc	2.650	04/13/20	302,329
100,000	Goldman Sachs Group, Inc	2.000	04/25/19	99,975
100,000	Goldman Sachs Group, Inc	1.950	07/23/19	99,816
1,200,000	Goldman Sachs Group, Inc	2.300	12/13/19	1,205,031
200,000	IBM Credit LLC	1.625	09/06/19	199,823
100,000	Jefferies Group, Inc	8.500	07/15/19	110,588
100,000	Morgan Stanley	2.450	02/01/19	100,690
700,000	Morgan Stanley	2.375	07/23/19	704,380
500,000	Morgan Stanley	2.650	01/27/20	505,654
300,000	Morgan Stanley	2.800	06/16/20	304,950
100,000	National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	99,823
250,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	252,344
116,000	Nomura Holdings, Inc	6.700	03/04/20	127,522
50,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	49,903
100,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	99,162
250,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	247,135
100,000	PACCAR Financial Corp	1.950	02/27/20	100,040
200,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	199,581
300,000	State Street Corp	2.550	08/18/20	305,142
200,000	Synchrony Financial	2.600	01/15/19	201,266
100,000	Toyota Motor Credit Corp	1.700	01/09/19	100,016
100,000	Toyota Motor Credit Corp	1.700	02/19/19	99,958
100,000	Toyota Motor Credit Corp	1.400	05/20/19	99,542
100,000	Toyota Motor Credit Corp	1.550	10/18/19	99,448
100,000	Toyota Motor Credit Corp	1.950	04/17/20	100,020
200,000	Toyota Motor Credit Corp	3.400	09/15/21	208,365
250,000	UBS AG.	2.350	03/26/20	251,564
150,000	Unilever Capital Corp	1.800	05/05/20	149,838
400,000	Wells Fargo & Co	2.600	07/22/20	405,540
	TOTAL DIVERSIFIED FINANCIALS			11,378,079

ENERGY - 1.9%
100,000	Anadarko Petroleum Corp	8.700	03/15/19	109,130
100,000	BP Capital Markets plc	1.676	05/03/19	99,966
100,000	BP Capital Markets plc	1.768	09/19/19	100,029
200,000	BP Capital Markets plc	2.315	02/13/20	201,721
200,000	BP Capital Markets plc	3.561	11/01/21	210,298
100,000	Cenovus Energy, Inc	5.700	10/15/19	105,970
100,000	Chevron Corp	1.790	11/16/18	100,181
100,000	Chevron Corp	1.561	05/16/19	99,841
100,000	Chevron Corp	1.991	03/03/20	100,362
300,000	Chevron Corp	2.427	06/24/20	304,382
150,000	ConocoPhillips Co	2.200	05/15/20	150,845
100,000	Enbridge Energy Partners LP	4.375	10/15/20	105,090
200,000	Enterprise Products Operating LLC	5.200	09/01/20	216,944
100,000	EOG Resources, Inc	2.450	04/01/20	100,790
233

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		EQT Corp	2.500%	10/01/20	$100,353
100,000		Exxon Mobil Corp	1.708	03/01/19	100,076
150,000		Exxon Mobil Corp	1.912	03/06/20	150,383
360,000		Kinder Morgan, Inc	3.050	12/01/19	366,464
100,000		Marathon Petroleum Corp	2.700	12/14/18	100,681
375,000		Petroleos Mexicanos	5.500	02/04/19	390,750
150,000		Plains All American Pipeline LP	2.600	12/15/19	149,675
100,000		Shell International Finance BV	1.625	11/10/18	100,066
100,000		Shell International Finance BV	1.375	05/10/19	99,632
600,000		Shell International Finance BV	1.375	09/12/19	596,101
150,000		Shell International Finance BV	4.375	03/25/20	159,132
300,000		Statoil ASA	1.950	11/08/18	300,774
300,000		Total Capital S.A.	4.450	06/24/20	320,268
100,000		TransCanada PipeLines Ltd	3.125	01/15/19	101,495
100,000		Valero Energy Corp	6.125	02/01/20	108,742
		TOTAL ENERGY			5,150,141

FOOD & STAPLES RETAILING - 0.4%
350,000		CVS Health Corp	2.800	07/20/20	356,069
100,000		Kroger Co	2.000	01/15/19	100,166
100,000		Kroger Co	1.500	09/30/19	98,821
150,000		SYSCO Corp	1.900	04/01/19	149,894
250,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	253,383
		TOTAL FOOD & STAPLES RETAILING			958,333

FOOD, BEVERAGE & TOBACCO - 1.0%
100,000		Altria Group, Inc	9.250	08/06/19	113,242
100,000		Altria Group, Inc	2.625	01/14/20	101,530
750,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	751,876
200,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	214,786
100,000	g	BAT Capital Corp	2.297	08/14/20	100,298
100,000		Coca-Cola Co	1.375	05/30/19	99,666
200,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	211,306
100,000		General Mills, Inc	2.200	10/21/19	100,623
100,000		Kraft Foods, Inc	5.375	02/10/20	107,003
100,000		Kraft Heinz Foods Co	2.800	07/02/20	101,789
100,000		Molson Coors Brewing Co	1.450	07/15/19	98,901
100,000	g	Molson Coors Brewing Co	2.250	03/15/20	99,921
100,000		PepsiCo, Inc	1.500	02/22/19	99,857
100,000		PepsiCo, Inc	1.550	05/02/19	99,905
100,000		PepsiCo, Inc	1.350	10/04/19	99,690
100,000		Philip Morris International, Inc	1.375	02/25/19	99,494
100,000		Philip Morris International, Inc	2.000	02/21/20	100,104
200,000		Reynolds American, Inc	3.250	06/12/20	205,490
		TOTAL FOOD, BEVERAGE & TOBACCO			2,805,481

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
100,000		Becton Dickinson and Co	2.133	06/06/19	100,246
200,000		Becton Dickinson and Co	2.404	06/05/20	200,666
100,000		Cardinal Health, Inc	1.948	06/14/19	100,091
100,000		Express Scripts Holding Co	2.250	06/15/19	100,387
100,000		McKesson Corp	2.284	03/15/19	100,570
200,000		Medtronic, Inc	2.500	03/15/20	202,993
234

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Stryker Corp	2.000%	03/08/19	$100,202
100,000	Thermo Fisher Scientific, Inc	2.150	12/14/18	100,437
200,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	201,349
100,000	Zimmer Holdings, Inc	2.700	04/01/20	100,982
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,307,923

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Ecolab, Inc	2.000	01/14/19	100,396
100,000	Estee Lauder Cos, Inc	1.800	02/07/20	99,925
200,000	Procter & Gamble Co	1.900	11/01/19	201,042
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			401,363

INSURANCE - 0.5%
200,000	Aflac, Inc	2.400	03/16/20	201,413
100,000	American International Group, Inc	2.300	07/16/19	100,487
100,000	Berkshire Hathaway Finance Corp	1.700	03/15/19	100,185
100,000	Berkshire Hathaway Finance Corp	1.300	08/15/19	99,274
260,000	Hartford Financial Services Group, Inc	5.500	03/30/20	280,010
100,000	MetLife, Inc	7.717	02/15/19	107,911
100,000	Prudential Financial, Inc	2.350	08/15/19	100,696
100,000	UnitedHealth Group, Inc	1.700	02/15/19	99,928
200,000	UnitedHealth Group, Inc	2.700	07/15/20	203,941
200,000	WellPoint, Inc	2.250	08/15/19	200,837
	TOTAL INSURANCE			1,494,682

MATERIALS - 0.5%
100,000	Dow Chemical Co	8.550	05/15/19	110,431
100,000	EI du Pont de Nemours & Co	4.625	01/15/20	105,950
100,000	EI du Pont de Nemours & Co	2.200	05/01/20	100,626
100,000	Kimberly-Clark Corp	1.400	02/15/19	99,616
400,000	LyondellBasell Industries NV	5.000	04/15/19	415,005
200,000	Newmont Mining Corp	3.500	03/15/22	206,810
100,000	Praxair, Inc	2.250	09/24/20	100,492
100,000	Sherwin-Williams Co	2.250	05/15/20	100,378
	TOTAL MATERIALS			1,239,308

MEDIA - 0.7%
200,000	CBS Corp	2.300	08/15/19	201,070
200,000	Charter Communications Operating LLC	3.579	07/23/20	205,279
100,000	Comcast Corp	5.150	03/01/20	107,657
100,000	Discovery Communications LLC	5.050	06/01/20	106,752
200,000	NBC Universal Media LLC	5.150	04/30/20	216,148
200,000	Omnicom Group, Inc	4.450	08/15/20	212,431
400,000	Time Warner Cable, Inc	8.250	04/01/19	434,870
150,000	Time Warner, Inc	2.100	06/01/19	150,232
100,000	Walt Disney Co	0.875	07/12/19	98,472
100,000	Walt Disney Co	1.950	03/04/20	100,319
200,000	Walt Disney Co	1.800	06/05/20	199,710
	TOTAL MEDIA			2,032,940
235

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
$100,000		Abbott Laboratories	2.000%	09/15/18	$100,256
200,000		Abbott Laboratories	2.350	11/22/19	201,603
200,000		Abbott Laboratories	2.800	09/15/20	203,374
450,000		AbbVie, Inc	2.500	05/14/20	455,324
500,000		Actavis Funding SCS	3.000	03/12/20	510,391
200,000		Amgen, Inc	2.200	05/22/19	200,912
200,000		Amgen, Inc	2.125	05/01/20	200,369
150,000		Amgen, Inc	2.200	05/11/20	150,443
100,000		AstraZeneca plc	1.750	11/16/18	99,967
200,000		Biogen, Inc	2.900	09/15/20	205,056
100,000		Bristol-Myers Squibb Co	1.600	02/27/19	99,938
100,000		Celgene Corp	2.250	05/15/19	100,419
100,000		Gilead Sciences, Inc	1.850	09/04/18	100,244
100,000		Gilead Sciences, Inc	1.850	09/20/19	100,078
100,000		Johnson & Johnson	1.125	03/01/19	99,278
100,000		Merck & Co, Inc	1.850	02/10/20	100,111
100,000		Mylan NV	3.000	12/15/18	101,121
100,000		Mylan NV	2.500	06/07/19	100,384
300,000		Novartis Capital Corp	1.800	02/14/20	300,130
150,000		Novartis Securities Investment Ltd	5.125	02/10/19	156,887
100,000		Pfizer, Inc	1.450	06/03/19	99,715
600,000		Pfizer, Inc	1.700	12/15/19	599,600
100,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	98,655
100,000		Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/19	98,544
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,482,799

REAL ESTATE - 0.4%
100,000		Boston Properties LP	3.700	11/15/18	101,685
250,000		HCP, Inc	2.625	02/01/20	251,972
300,000		Health Care REIT, Inc	4.125	04/01/19	308,247
100,000		Simon Property Group LP	2.500	09/01/20	101,198
200,000		Ventas Realty LP	4.750	06/01/21	213,907
		TOTAL REAL ESTATE			977,009

RETAILING - 0.4%
200,000		Amazon.com, Inc	2.600	12/05/19	203,717
100,000	g	Amazon.com, Inc	1.900	08/21/20	100,225
100,000		Costco Wholesale Corp	1.750	02/15/20	99,729
100,000		Home Depot, Inc	2.000	06/15/19	100,614
100,000		Home Depot, Inc	1.800	06/05/20	100,055
100,000		Lowe’s Cos, Inc	1.150	04/15/19	99,235
100,000		Target Corp	2.300	06/26/19	100,993
200,000		Wal-Mart Stores, Inc	3.250	10/25/20	208,235
		TOTAL RETAILING			1,012,803

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
100,000		Intel Corp	1.850	05/11/20	100,194
200,000		Intel Corp	2.450	07/29/20	203,770
200,000		Texas Instruments, Inc	1.750	05/01/20	199,292
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			503,256

SOFTWARE & SERVICES - 0.9%
250,000		Adobe Systems, Inc	4.750	02/01/20	266,136
236

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Baidu, Inc	3.000%	06/30/20	$101,245
200,000		CA, Inc	5.375	12/01/19	212,657
100,000		DXC Technology Co	2.875	03/27/20	101,317
100,000		Fidelity National Information Services, Inc	2.850	10/15/18	101,165
300,000		International Business Machines Corp	1.800	05/17/19	301,039
100,000		International Business Machines Corp	1.900	01/27/20	100,113
100,000		Juniper Networks, Inc	3.125	02/26/19	101,551
100,000		Microsoft Corp	1.300	11/03/18	99,832
200,000		Microsoft Corp	1.100	08/08/19	198,175
300,000		Microsoft Corp	1.850	02/06/20	301,186
300,000		Oracle Corp	3.875	07/15/20	316,656
100,000		VMware, Inc	2.300	08/21/20	100,274
100,000		Xerox Corp	2.750	03/15/19	100,396
		TOTAL SOFTWARE & SERVICES			2,401,742

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
100,000		Amphenol Corp	2.200	04/01/20	100,123
100,000		Apple, Inc	1.550	02/08/19	100,023
200,000		Apple, Inc	1.100	08/02/19	198,249
200,000		Apple, Inc	1.500	09/12/19	199,610
100,000		Apple, Inc	1.900	02/07/20	100,329
100,000		Apple, Inc	1.800	05/11/20	100,028
292,000	g	Broadcom Corp	2.375	01/15/20	293,569
100,000		Cisco Systems, Inc	1.600	02/28/19	99,924
100,000		Cisco Systems, Inc	1.400	09/20/19	99,486
200,000		Cisco Systems, Inc	4.450	01/15/20	211,757
300,000		Cisco Systems, Inc	2.450	06/15/20	304,870
300,000	g	Diamond Finance Corp	3.480	06/01/19	305,739
100,000		Hewlett Packard Enterprise Co	2.850	10/05/18	100,997
100,000		Hewlett Packard Enterprise Co	3.600	10/15/20	103,635
250,000		L-3 Communications Corp	4.950	02/15/21	268,066
100,000		QUALCOMM, Inc	1.850	05/20/19	100,247
100,000		QUALCOMM, Inc	2.100	05/20/20	100,744
100,000		QUALCOMM, Inc	2.250	05/20/20	101,041
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,888,437

TELECOMMUNICATION SERVICES - 1.1%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	201,507
250,000		America Movil SAB de C.V.	5.000	03/30/20	267,366
300,000		American Tower Corp	3.400	02/15/19	305,447
400,000		AT&T, Inc	2.300	03/11/19	402,428
264,000		AT&T, Inc	5.200	03/15/20	282,856
200,000		AT&T, Inc	2.450	06/30/20	201,390
197,000		Deutsche Telekom International Finance BV	6.000	07/08/19	210,591
300,000		Orange S.A.	1.625	11/03/19	297,911
250,000		Telefonica Emisiones SAU	5.134	04/27/20	268,129
200,000		Verizon Communications, Inc	4.500	09/15/20	214,615
99,000		Verizon Communications, Inc	2.946	03/15/22	100,654
100,000		Vodafone Group plc	5.450	06/10/19	105,509
		TOTAL TELECOMMUNICATION SERVICES			2,858,403

TRANSPORTATION - 0.3%
200,000		Boeing Co	1.650	10/30/20	198,786
237

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Delta Air Lines, Inc	2.875%	03/13/20	$101,110
100,000	FedEx Corp	2.300	02/01/20	100,867
250,000	Union Pacific Corp	2.250	06/19/20	251,666
100,000	United Parcel Service, Inc	5.125	04/01/19	105,014
	TOTAL TRANSPORTATION			757,443

UTILITIES - 1.3%
300,000	AerCap Ireland Capital DAC	4.250	07/01/20	313,361
200,000	Berkshire Hathaway Energy Co	2.400	02/01/20	201,821
100,000	Consolidated Edison, Inc	2.000	03/15/20	100,033
100,000	Consumers Energy Co	6.125	03/15/19	106,044
100,000	Dominion Energy, Inc	2.579	07/01/20	100,690
100,000	Dominion Resources, Inc	1.875	01/15/19	99,866
75,000	Dominion Resources, Inc	1.600	08/15/19	74,508
100,000	Dominion Resources, Inc (Step Bond)	2.962	07/01/19	101,426
100,000	Edison International	2.125	04/15/20	99,983
100,000	Emera US Finance LP	2.150	06/15/19	100,030
200,000	Energy Transfer Partners LP	4.150	10/01/20	208,840
200,000	Exelon Generation Co LLC	2.950	01/15/20	203,511
100,000	Fortive Corp	1.800	06/15/19	99,897
100,000	Georgia Power Co	2.000	03/30/20	100,081
100,000	Georgia Power Co	2.000	09/08/20	99,689
200,000	Indiana Michigan Power Co	7.000	03/15/19	214,120
200,000	Medtronic Global Holdings S.C.A	1.700	03/28/19	199,876
100,000	NextEra Energy Capital Holdings, Inc	2.300	04/01/19	100,501
100,000	Northern States Power Co	2.200	08/15/20	100,727
300,000	Pacific Gas & Electric Co	3.500	10/01/20	311,936
100,000	Public Service Enterprise Group, Inc	1.600	11/15/19	98,897
100,000	Sempra Energy	1.625	10/07/19	99,357
100,000	Southern Co	1.850	07/01/19	99,938
100,000	Southern Power Co	1.950	12/15/19	99,781
200,000	Williams Partners LP	5.250	03/15/20	214,633
	TOTAL UTILITIES			3,549,546

	TOTAL CORPORATE BONDS			67,637,769
	(Cost $67,628,728)

GOVERNMENT BONDS - 74.7%

AGENCY SECURITIES - 5.3%
750,000	Federal Farm Credit Bank (FFCB)	0.750	04/18/18	748,108
2,500,000	Federal Home Loan Bank (FHLB)	0.875	06/29/18	2,493,198
2,400,000	FHLB	1.875	03/13/20	2,413,884
1,500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.875	03/07/18	1,497,900
2,300,000	FHLMC	1.250	08/01/19	2,288,827
1,050,000	Federal National Mortgage Association (FNMA)	0.875	08/02/19	1,037,507
3,500,000	FNMA	1.750	11/26/19	3,512,859
300,000	Private Export Funding Corp (PEFCO)	1.450	08/15/19	299,088
200,000	Ukraine Government AID Bonds	1.847	05/29/20	200,143
	TOTAL AGENCY SECURITIES			14,491,514

FOREIGN GOVERNMENT BONDS - 7.1%
100,000	African Development Bank	0.750	11/03/17	99,938
238

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	African Development Bank	1.625%	10/02/18	$100,084
200,000	African Development Bank	1.000	11/02/18	198,819
200,000	African Development Bank	1.875	03/16/20	200,652
200,000	Asian Development Bank	0.875	10/05/18	198,716
100,000	Asian Development Bank	1.375	01/15/19	99,747
400,000	Asian Development Bank	1.875	04/12/19	401,722
300,000	Asian Development Bank	1.750	01/10/20	300,411
500,000	Asian Development Bank	1.375	03/23/20	496,205
200,000	Canada Government International Bond	1.625	02/27/19	200,329
200,000	Colombia Government International Bond	7.375	03/18/19	215,824
100,000	Corp Andina de Fomento	2.000	05/10/19	99,925
100,000	Corp Andina de Fomento	2.200	07/18/20	100,189
300,000	Council Of Europe Development Bank	1.000	02/04/19	297,556
100,000	Council Of Europe Development Bank	1.500	05/17/19	99,825
600,000	European Bank for Reconstruction & Development	1.750	11/26/19	600,142
500,000	European Investment Bank	1.000	06/15/18	498,340
600,000	European Investment Bank	1.250	05/15/19	596,524
200,000	European Investment Bank	1.625	08/14/20	199,062
50,000	Export Development Canada	0.750	12/15/17	49,943
100,000	Export Development Canada	1.000	11/01/18	99,398
100,000	Export Development Canada	1.250	12/10/18	99,462
100,000	Export Development Canada	1.250	02/04/19	99,563
100,000	Export Development Canada	1.625	01/17/20	99,843
100,000	Export Development Canada	1.625	06/01/20	99,673
200,000	Export-Import Bank of Korea	1.750	05/26/19	198,291
200,000	FMS Wertmanagement AoeR	1.000	08/16/19	197,515
350,000	FMS Wertmanagement AoeR	1.750	01/24/20	350,256
100,000	Hungary Government International Bond	4.000	03/25/19	103,050
100,000	Inter-American Development Bank	1.125	08/28/18	99,736
100,000	Inter-American Development Bank	1.000	05/13/19	98,946
500,000	Inter-American Development Bank	1.750	10/15/19	500,863
636,000	Inter-American Development Bank	1.375	07/15/20	628,350
100,000	International Bank for Reconstruction & Development	1.000	10/05/18	99,617
600,000	International Bank for Reconstruction & Development	1.250	07/26/19	596,059
500,000	International Bank for Reconstruction & Development	1.875	10/07/19	502,107
1,200,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,204,283
200,000	International Bank for Reconstruction & Development	1.625	09/04/20	199,172
75,000	International Finance Corp	1.250	11/27/18	74,748
500,000	International Finance Corp	1.750	03/30/20	500,436
200,000	Israel Government International Bond	5.125	03/26/19	209,743
400,000	Japan Bank for International Cooperation	2.250	02/24/20	401,854
100,000	Japan Bank for International Cooperation	2.125	06/01/20	100,061
150,000	Japan Bank for International Cooperation	2.125	07/21/20	150,385
100,000	KFW	1.500	02/06/19	99,878
1,000,000	KFW	1.000	07/15/19	988,849
400,000	KFW	4.000	01/27/20	420,588
350,000	KFW	1.750	03/31/20	350,171
1,500,000	KFW	1.875	06/30/20	1,504,245
300,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	298,274
300,000	Mexico Government International Bond	3.500	01/21/21	314,100
500,000	Nordic Investment Bank	2.250	09/30/21	505,176
200,000	Poland Government International Bond	6.375	07/15/19	215,990
200,000	Province of Alberta Canada	1.900	12/06/19	199,953
239

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Province of Ontario Canada	1.650%	09/27/19	$298,967
1,200,000	Province of Ontario Canada	4.400	04/14/20	1,272,864
200,000	Province of Quebec Canada	3.500	07/29/20	208,507
200,000	Republic of Korea	7.125	04/16/19	215,080
200,000	Republic of the Philippines	6.500	01/20/20	220,545
100,000	Svensk Exportkredit AB	1.250	04/12/19	99,342
200,000	Svensk Exportkredit AB	1.750	05/18/20	199,383
200,000	Svensk Exportkredit AB	1.750	08/28/20	199,159
	TOTAL FOREIGN GOVERNMENT BONDS			19,378,435

MUNICIPAL BONDS - 0.0%
100,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	100,428
	TOTAL MUNICIPAL BONDS			100,428

U.S. TREASURY SECURITIES - 62.3%
5,950,000	United States Treasury Note	1.000	11/30/18	5,922,807
28,100,000	United States Treasury Note	1.250	12/31/18	28,047,313
2,400,000	United States Treasury Note	0.750	02/15/19	2,378,063
7,700,000	United States Treasury Note	1.125	02/28/19	7,668,719
2,750,000	United States Treasury Note	1.000	03/15/19	2,733,457
2,700,000	United States Treasury Note	1.250	03/31/19	2,692,828
3,700,000	United States Treasury Note	0.875	04/15/19	3,668,203
5,100,000	United States Treasury Note	1.250	04/30/19	5,084,859
4,000,000	United States Treasury Note	0.875	05/15/19	3,963,594
3,000,000	United States Treasury Note	0.875	06/15/19	2,970,820
23,000,000	United States Treasury Note	1.250	06/30/19	22,916,445
4,000,000	United States Treasury Note	1.375	07/31/19	3,993,125
4,900,000	United States Treasury Note	0.750	08/15/19	4,834,922
9,000,000	United States Treasury Note	1.250	08/31/19	8,960,625
3,300,000	United States Treasury Note	0.875	09/15/19	3,261,457
2,000,000	United States Treasury Note	1.000	10/15/19	1,980,078
5,500,000	United States Treasury Note	1.000	11/15/19	5,441,777
3,000,000	United States Treasury Note	1.375	12/15/19	2,990,508
6,700,000	United States Treasury Note	1.375	01/15/20	6,675,922
13,500,000	United States Treasury Note	1.625	03/15/20	13,518,984
3,500,000	United States Treasury Note	1.500	04/15/20	3,493,164
4,400,000	United States Treasury Note	1.500	05/15/20	4,390,375
7,700,000	United States Treasury Note	1.500	07/15/20	7,677,441
9,200,000	United States Treasury Note	1.500	08/15/20	9,170,891
5,000,000	United States Treasury Note	1.375	09/15/20	4,964,453
	TOTAL U.S. TREASURY SECURITIES			169,400,830

	TOTAL GOVERNMENT BONDS			203,371,207
	(Cost $204,064,206)

	TOTAL BONDS			271,008,976
	(Cost $271,692,934)
240

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.8%
$2,050,000	Federal Home Loan Bank (FHLB)	0.700%	10/02/17	$2,050,000
	TOTAL GOVERNMENT AGENCY DEBT			2,050,000

	TOTAL SHORT-TERM INVESTMENTS			2,050,000
	(Cost $2,049,960)

	TOTAL INVESTMENTS - 100.4%			273,058,976
	(Cost $273,742,894)
	OTHER ASSETS & LIABILITIES, NET - (0.4)%			(960,385)
	NET ASSETS - 100.0%			$272,098,591

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2017, the aggregate value of these securities was $899,752 or 0.3% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.
241

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.8%

CAPITAL GOODS - 0.0%
$940,385	i	Manitowoc Foodservice, Inc	LIBOR 3 M + 2.750%	3.990%	03/03/23	$945,867
		TOTAL CAPITAL GOODS				945,867

MEDIA - 0.3%
2,654,674	i	Charter Communications Operating LLC	LIBOR 3 M + 2.000%	3.240	01/14/22	2,660,992
1,305,125	i	Charter Communications Operating LLC	LIBOR 3 M + 2.250%	3.490	01/15/24	1,310,019
		TOTAL MEDIA				3,971,011

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,962,500	i	MTS Systems Corp	LIBOR 3 M + 3.250%	4.490	07/05/23	4,993,516
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,993,516

UTILITIES - 0.1%
1,839,822	†,i	Terra-Gen Finance Co LLC	LIBOR 3 M + 4.250%	5.490	12/09/21	1,665,039
		TOTAL UTILITIES				1,665,039

		TOTAL BANK LOAN OBLIGATIONS				11,575,433
		(Cost $11,627,257)

BONDS - 95.2%

CORPORATE BONDS - 35.7%

AUTOMOBILES & COMPONENTS - 0.5%
1,300,000	g	Adient Global Holdings Ltd		4.875	08/15/26	1,329,250
5,500,000		Ford Motor Co		4.750	01/15/43	5,389,422
		TOTAL AUTOMOBILES & COMPONENTS				6,718,672

BANKS - 7.3%
5,000,000		Bank of America Corp		1.950	05/12/18	5,007,086
6,200,000		Bank of America Corp		2.151	11/09/20	6,181,335
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.250%	1.567	09/11/19	4,998,337
3,000,000	g	Bank of Montreal		2.500	01/11/22	3,015,125
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.630%	1.947	09/11/22	5,003,725
1,000,000		Bank of Nova Scotia		2.125	09/11/19	1,002,974
3,000,000	g	Bank of Nova Scotia		1.875	09/20/21	2,941,466
2,166,000		Citizens Bank NA		1.600	12/04/17	2,165,583
5,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	1.856	03/02/20	5,002,350
1,125,000		Citizens Financial Group, Inc		2.375	07/28/21	1,117,602
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	262,290
2,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		4.375	08/04/25	2,099,449
1,850,000		Cooperatieve Rabobank UA		2.750	01/10/22	1,875,868
3,037,000		Cooperatieve Rabobank UA		3.750	07/21/26	3,079,936
242

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,300,000		Discover Bank	3.450%	07/27/26	$3,242,578
4,435,000	g	ING Bank NV	2.000	11/26/18	4,437,119
500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	508,147
2,500,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	2,633,737
2,100,000		KeyBank NA	2.350	03/08/19	2,116,956
4,500,000		KeyBank NA	3.300	06/01/25	4,575,388
1,000,000		Manufacturers & Traders Trust Co	2.900	02/06/25	991,301
2,725,000		Manufacturers & Traders Trust Co	3.400	08/17/27	2,729,977
5,275,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	5,189,596
2,310,000		People’s United Bank	4.000	07/15/24	2,362,873
2,088,000		People’s United Financial, Inc	3.650	12/06/22	2,149,306
5,000,000		Regions Financial Corp	2.750	08/14/22	4,989,873
2,000,000		Royal Bank of Canada	1.875	02/05/20	1,995,065
3,000,000		Royal Bank of Canada	2.100	10/14/20	2,999,680
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	499,002
4,962,000		SVB Financial Group	3.500	01/29/25	4,968,785
2,500,000		Toronto-Dominion Bank	1.450	08/13/19	2,482,615
3,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	2,991,160
7,500,000		Toronto-Dominion Bank	1.850	09/11/20	7,467,509
2,500,000		Toronto-Dominion Bank	1.800	07/13/21	2,461,090
3,000,000	g	Westpac Banking Corp	2.100	02/25/21	2,995,918
		TOTAL BANKS			108,540,801

CAPITAL GOODS - 0.9%
1,000,000		Air Lease Corp	4.250	09/15/24	1,054,081
1,150,000		Anixter, Inc	5.500	03/01/23	1,250,625
3,000,000		CNH Industrial Capital LLC	3.875	10/15/21	3,082,875
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	1,054,200
500,000		Pentair Finance S.A.	2.650	12/01/19	501,180
500,000		Rockwell Collins, Inc	3.700	12/15/23	523,892
5,650,000		WW Grainger, Inc	4.200	05/15/47	5,717,436
		TOTAL CAPITAL GOODS			13,184,289

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,200,000		Waste Management, Inc	3.900	03/01/35	2,275,001
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,275,001

CONSUMER SERVICES - 0.8%
3,540,000		Henry J Kaiser Family Foundation	3.356	12/01/25	3,471,759
2,000,000		Metropolitan Museum of Art	3.400	07/01/45	1,913,852
3,350,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	3,526,850
100,000		Salvation Army	5.637	09/01/26	109,195
3,000,000		Starbucks Corp	2.450	06/15/26	2,882,945
		TOTAL CONSUMER SERVICES			11,904,601

DIVERSIFIED FINANCIALS - 3.0%
2,125,000		Bank of New York Mellon Corp	2.661	05/16/23	2,133,199
1,000,000	g	EDP Finance BV	4.125	01/15/20	1,037,233
500,000	g	EDP Finance BV	5.250	01/14/21	539,899
5,625,000	g	EDP Finance BV	3.625	07/15/24	5,671,182
5,250,000		Ford Foundation	3.859	06/01/47	5,501,820
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	501,065
243

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,500,000		Ford Motor Credit Co LLC		2.943%	01/08/19	$2,527,958
1,000,000	i	Ford Motor Credit Co LLC	LIBOR 3 M + 0.930%	2.243	11/04/19	1,006,930
1,000,000		Ford Motor Credit Co LLC		3.219	01/09/22	1,012,853
2,100,000		Ford Motor Credit Co LLC		4.389	01/08/26	2,183,480
5,250,000		Morgan Stanley		2.200	12/07/18	5,270,967
1,000,000		Northern Trust Corp		3.375	08/23/21	1,038,004
1,500,000		Reinvestment Fund, Inc		3.166	11/01/23	1,497,785
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,495,787
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	5,000,008
5,000,000		State Street Corp		2.653	05/15/23	5,026,282
3,250,000		Unilever Capital Corp		2.000	07/28/26	3,000,856
		TOTAL DIVERSIFIED FINANCIALS				45,445,308

ENERGY - 2.8%
2,880,000		Apache Corp		3.250	04/15/22	2,920,411
5,000,000	g	Cenovus Energy, Inc		5.250	06/15/37	4,959,556
1,500,000		Cimarex Energy Co		3.900	05/15/27	1,530,741
1,000,000		EOG Resources, Inc		3.900	04/01/35	996,722
7,500,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103	10/01/20	7,515,450
5,000,000	i	Kinder Morgan, Inc	LIBOR 3 M + 1.280%	2.589	01/15/23	5,007,836
2,000,000		National Oilwell Varco, Inc		1.350	12/01/17	1,997,885
7,000,000		National Oilwell Varco, Inc		3.950	12/01/42	5,902,616
1,100,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	2.054	04/15/20	1,101,582
1,000,000	i	Statoil ASA	LIBOR 3 M + 0.200%	1.511	11/09/17	1,000,235
500,000		Statoil ASA		3.150	01/23/22	515,444
1,000,000		Statoil ASA		2.450	01/17/23	997,837
500,000		Statoil ASA		2.650	01/15/24	494,862
3,000,000		Statoil ASA		3.950	05/15/43	3,006,651
4,500,000	g	Woodside Finance Ltd		3.700	03/15/28	4,465,401
		TOTAL ENERGY				42,413,229

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
5,000,000	i	Becton Dickinson and Co	LIBOR 3 M + 1.030%	2.346	06/06/22	5,027,137
7,250,000		Becton Dickinson and Co		3.363	06/06/24	7,314,752
4,250,000		Becton Dickinson and Co		4.669	06/06/47	4,456,051
500,000		Laboratory Corp of America Holdings		2.500	11/01/18	502,144
1,000,000		Laboratory Corp of America Holdings		2.625	02/01/20	1,010,504
1,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	1,023,227
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				19,333,815

INSURANCE - 1.0%
2,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 2.000%	3.049	07/13/20	2,009,000
3,000,000	g	Five Corners Funding Trust		4.419	11/15/23	3,248,720
1,750,000		Progressive Corp		3.700	01/26/45	1,717,811
2,000,000		Prudential Financial, Inc		5.375	05/15/45	2,160,000
5,000,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	5,042,774
1,000,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	1,022,110
		TOTAL INSURANCE				15,200,415

MATERIALS - 2.3%
2,000,000		Agrium, Inc		3.500	06/01/23	2,059,589
1,000,000		Agrium, Inc		5.250	01/15/45	1,145,306
4,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	4,768,200
244

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,000,000		International Paper Co		5.000%	09/15/35	$2,217,440
1,184,000		International Paper Co		4.800	06/15/44	1,272,585
5,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	5,091,197
8,975,000	g	Klabin Finance S.A.		4.875	09/19/27	8,906,790
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,750,000
6,350,000	g	WestRock Co		3.000	09/15/24	6,338,455
		TOTAL MATERIALS				34,549,562

MEDIA - 1.0%
3,000,000		Charter Communications Operating LLC		3.579	07/23/20	3,079,188
3,000,000		Charter Communications Operating LLC		4.464	07/23/22	3,168,259
2,725,000		Discovery Communications LLC		5.000	09/20/37	2,769,336
5,000,000	i	Walt Disney Co	LIBOR 3 M + 0.390%	1.706	03/04/22	5,037,010
1,500,000		Walt Disney Co		2.450	03/04/22	1,517,108
		TOTAL MEDIA				15,570,901

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
500,000		Bristol-Myers Squibb Co		3.250	08/01/42	457,967
7,500,000	i	Gilead Sciences, Inc	LIBOR 3 M + 0.250%	1.576	09/20/19	7,515,745
1,150,000		Zoetis, Inc		3.450	11/13/20	1,188,755
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,162,467

REAL ESTATE - 1.6%
4,500,000		Brixmor Operating Partnership LP		3.650	06/15/24	4,475,861
3,525,000		Brixmor Operating Partnership LP		3.850	02/01/25	3,526,167
1,848,000		Digital Realty Trust LP		3.950	07/01/22	1,947,950
3,000,000		Kimco Realty Corp		6.875	10/01/19	3,267,112
3,557,000		Mid-America Apartments LP		4.000	11/15/25	3,695,091
5,000,000		Regency Centers LP		3.750	06/15/24	5,105,595
450,000		Washington REIT		4.950	10/01/20	475,192
		TOTAL REAL ESTATE				22,492,968

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
5,000,000		Apple, Inc		2.850	02/23/23	5,119,087
5,000,000		Apple, Inc		3.000	06/20/27	5,003,546
5,000,000	i	Discovery Communications LLC	LIBOR 3 M + 0.710%	2.036	09/20/19	5,029,857
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				15,152,490

TELECOMMUNICATION SERVICES - 1.6%
500,000		CenturyLink, Inc		6.750	12/01/23	505,794
3,105,000		Verizon Communications, Inc		2.946	03/15/22	3,156,865
5,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	2.321	03/16/22	5,072,390
3,000,000		Verizon Communications, Inc		2.625	08/15/26	2,809,470
5,000,000		Verizon Communications, Inc		4.500	08/10/33	5,126,536
6,125,000		Verizon Communications, Inc		5.250	03/16/37	6,713,827
		TOTAL TELECOMMUNICATION SERVICES				23,384,882

TRANSPORTATION - 3.7%
2,000,000	i	Canadian National Railway Co	LIBOR 3 M + 0.170%	1.479	11/14/17	2,000,457
2,450,000		CSX Corp		4.250	11/01/66	2,339,848
2,034,880		Delta Air Lines		4.250	07/30/23	2,120,344
245

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,853,074		Delta Air Lines		3.625%	07/30/27	$2,971,476
5,925,000		Delta Air Lines, Inc		3.625	03/15/22	6,088,059
3,800,000	g	Hertz Corp		7.625	06/01/22	3,918,750
2,500,000		Kansas City Southern		4.300	05/15/43	2,516,850
2,500,000		Kansas City Southern		4.950	08/15/45	2,781,118
2,050,000	g	Mexico City Airport Trust		4.250	10/31/26	2,106,375
5,000,000	g	Mexico City Airport Trust		5.500	10/31/46	5,104,000
6,125,000	g	Mexico City Airport Trust		5.500	07/31/47	6,200,950
1,027,391		Spirit Airlines, Inc		4.100	04/01/28	1,078,761
6,068,661		Union Pacific Railroad Co		3.227	05/14/26	6,216,555
5,314,162	†	Union Pacific Railroad Co		2.695	05/12/27	5,184,922
5,000,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	1.694	05/16/22	5,014,357
		TOTAL TRANSPORTATION				55,642,822

UTILITIES - 6.1%
950,000	g	APT Pipelines Ltd		4.250	07/15/27	976,970
2,500,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	2,484,741
3,864,546	g	Continental Wind LLC		6.000	02/28/33	4,082,165
3,000,000	g	Electricite de France S.A.		3.625	10/13/25	3,082,458
1,700,000		Fortis, Inc		2.100	10/04/21	1,668,704
2,900,000		Fortis, Inc		3.055	10/04/26	2,791,278
5,000,000		Georgia Power Co		3.250	04/01/26	5,019,840
5,000,000	g	Greenko Dutch BV		4.875	07/24/22	5,151,980
1,043,680	g	Harper Lake Solar Funding Corp		7.645	12/31/18	1,080,208
5,000,000		MidAmerican Energy Co		3.100	05/01/27	5,013,584
5,746,000		MidAmerican Energy Co		3.950	08/01/47	5,988,354
1,000,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	1,021,250
1,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	1,910,156
5,248,000		NorthWestern Corp		4.176	11/15/44	5,498,441
1,925,000		ONEOK, Inc		4.000	07/13/27	1,948,046
3,350,000		ONEOK, Inc		4.950	07/13/47	3,356,955
5,000,000	g	Pattern Energy Group, Inc		5.875	02/01/24	5,275,000
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	1,045,838
2,250,010		San Diego Gas & Electric Co		1.914	02/01/22	2,235,843
1,000,000		Sempra Energy		2.875	10/01/22	1,003,109
2,894,671	g	Solar Star Funding LLC		3.950	06/30/35	2,784,010
4,876,194	g	Solar Star Funding LLC		5.375	06/30/35	5,250,413
2,825,000		Southern Power Co		1.850	12/01/17	2,826,094
2,000,000		Southern Power Co		1.950	12/15/19	1,995,617
2,000,000		Southern Power Co		2.500	12/15/21	1,990,838
5,065,000		Southern Power Co		4.150	12/01/25	5,326,746
1,500,000	g	TerraForm Power Operating LLC (Step Bond)		6.375	02/01/23	1,560,000
2,624,862	g	Topaz Solar Farms LLC		4.875	09/30/39	2,712,852
222,074	g	Topaz Solar Farms LLC		5.750	09/30/39	245,337
5,000,000		Westar Energy, Inc		2.550	07/01/26	4,826,006
1,000,000		WGL Holdings, Inc		2.250	11/01/19	994,703
		TOTAL UTILITIES				91,147,536

		TOTAL CORPORATE BONDS				532,119,759
		(Cost $526,124,908)
246

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 47.4%

AGENCY SECURITIES - 8.6%
$786,463		Ethiopian Leasing LLC		2.566%	08/14/26	$792,539
668,866		Export Lease Ten Co LLC		1.650	05/07/25	652,190
3,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	3,003,378
1,000,000		FNMA		2.625	09/06/24	1,022,518
3,436,239	†,g	Genesis Solar Pass Through Trust		3.875	02/15/38	3,709,077
1,375,000	j	Government Trust Certificate		0.000	04/01/21	1,276,409
2,000,000		Hashemite Kingdom of Jordan Government AID Bond		1.945	06/23/19	2,010,374
1,694,000		Hashemite Kingdom of Jordan Government AID Bond		2.578	06/30/22	1,734,391
3,500,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	3,672,762
670,000	g	Hospital for Special Surgery		3.500	01/01/23	685,694
2,030,000	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.035%	1.491	09/15/30	2,025,329
3,000,000		Iraq Government AID Bond		2.149	01/18/22	3,009,246
791,667		Mexican Aircraft Finance V LLC		2.329	01/14/27	790,635
2,760,000		Montefiore Medical Center		2.152	10/20/26	2,662,548
2,032,882		MSN 41079 and 41084 Ltd		1.631	12/14/24	1,983,425
11,400,000	†	NCUA Guaranteed Notes		3.000	06/12/19	11,687,280
6,890,000		NCUA Guaranteed Notes		3.450	06/12/21	7,161,798
2,690,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,615,197
775,000	j	Overseas Private Investment Corp (OPIC)		1.000	11/11/17	787,669
3,000,000	j	OPIC		1.000	11/13/17	3,022,412
3,000,000	j	OPIC		0.000	02/11/18	3,030,018
2,000,000	j	OPIC		0.000	07/23/19	1,996,300
1,085,000	j	OPIC		0.000	11/15/19	1,167,719
5,000,000	j	OPIC		0.000	07/17/21	4,970,200
2,299,249		OPIC		2.290	09/15/26	2,308,779
2,218,944		OPIC		2.040	12/15/26	2,203,885
1,985,230		OPIC		2.740	09/15/29	1,959,038
2,977,845		OPIC		3.220	09/15/29	2,996,564
992,615		OPIC		3.280	09/15/29	1,014,676
834,000		OPIC		4.140	05/15/30	894,329
187,501		OPIC		3.540	06/15/30	196,684
197,761		OPIC		3.370	12/15/30	205,241
455,181		OPIC		3.820	12/20/32	478,754
227,591		OPIC		3.938	12/20/32	241,499
938,969		OPIC		3.330	05/15/33	951,677
945,649		OPIC		3.160	06/01/33	945,298
1,199,360		OPIC		2.810	07/31/33	1,167,310
959,488		OPIC		2.940	07/31/33	943,510
1,439,232		OPIC		3.250	07/31/33	1,449,827
2,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	2,028,768
1,000,000		PEFCO		3.550	01/15/24	1,071,209
1,000,000		PEFCO		3.250	06/15/25	1,050,421
2,707,534		Safina Ltd		1.550	01/15/22	2,686,412
1,221,545		Tagua Leasing LLC		1.900	07/12/24	1,206,463
4,398,214		Tagua Leasing LLC		1.581	11/16/24	4,285,849
1,413,711		Tortola Leasing LLC		1.581	11/16/24	1,377,594
2,700,000		Ukraine Government AID Bonds		1.847	05/29/20	2,701,928
5,000,000		Ukraine Government AID Bonds		1.471	09/29/21	4,897,285
210,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	218,467
247

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$622,000		US Department of Housing and Urban Development (HUD)		1.330%	08/01/18	$621,665
1,000,000		HUD		1.770	08/01/18	1,003,434
4,050,000		HUD		3.120	08/01/18	4,109,737
2,600,000		HUD		4.620	08/01/18	2,670,244
510,000		HUD		2.050	08/01/19	512,072
450,000		HUD		4.870	08/01/19	474,600
3,663,000		HUD		1.980	08/01/20	3,683,721
410,000		HUD		2.450	08/01/20	417,705
150,000		HUD		3.430	08/01/20	156,877
1,361,000		HUD		2.450	08/01/22	1,379,519
500,000		HUD		2.910	08/01/23	509,699
1,300,000		HUD		5.380	08/01/27	1,377,133
7,082,895		VCH Lease S.A.		1.736	05/15/25	6,928,133
		TOTAL AGENCY SECURITIES				128,795,114

FOREIGN GOVERNMENT BONDS - 7.9%
5,875,000		African Development Bank		1.375	12/17/18	5,860,635
1,000,000		African Development Bank		2.375	09/23/21	1,015,424
2,000,000		Asian Development Bank		2.125	03/19/25	1,967,077
3,000,000		Canada Government International Bond		1.125	03/19/18	2,996,968
159,773	g	Carpintero Finance Ltd		2.004	09/18/24	158,091
2,750,000		Council Of Europe Development Bank		1.000	02/04/19	2,727,599
2,895,000		European Bank for Reconstruction & Development		1.625	04/10/18	2,896,450
5,000,000		European Bank for Reconstruction & Development		0.875	07/22/19	4,915,950
2,225,000		European Investment Bank		2.000	03/15/21	2,232,784
5,000,000		European Investment Bank		2.375	05/24/27	4,953,464
5,500,000		Export Development Canada		1.250	12/10/18	5,470,418
1,000,000		Export Development Canada		1.625	12/03/19	998,767
1,350,000		Export-Import Bank of Korea		1.750	02/27/18	1,348,483
5,000,000		Inter-American Development Bank		1.185	07/09/18	4,965,280
1,000,000		Inter-American Development Bank		1.500	09/25/18	1,000,407
5,000,000		International Finance Corp		1.750	03/30/20	5,004,356
5,000,000		International Finance Corp		1.546	11/04/21	4,839,710
2,500,000		International Finance Corp		2.125	04/07/26	2,444,663
5,000,000	i	Japan Bank for International Cooperation	LIBOR 3 M + 0.480%	1.796	06/01/20	4,997,248
2,500,000		Japan Bank for International Cooperation		1.875	04/20/21	2,470,768
3,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	2,966,929
3,000,000		KFW		1.000	01/26/18	2,996,591
1,000,000		KFW		1.750	10/15/19	1,001,676
3,000,000		KFW		1.500	04/20/20	2,982,240
3,000,000		KFW		1.875	11/30/20	3,002,563
3,050,000	g	Kommunalbanken AS.		1.375	10/26/20	3,006,806
2,000,000	g	Kommunalbanken AS.		2.125	02/11/25	1,957,828
4,000,000	g	Kommuninvest I Sverige AB		1.500	04/23/19	3,990,564
5,000,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	2.027	07/06/22	5,003,513
5,000,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	5,003,946
2,875,000	g	Nacional Financiera SNC		3.375	11/05/20	2,979,219
5,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	4,916,510
5,570,000		North American Development Bank		2.300	10/10/18	5,603,676
3,100,000		North American Development Bank		4.375	02/11/20	3,268,519
500,000		Province of Manitoba Canada		3.050	05/14/24	515,384
250,000		Province of Ontario Canada		1.200	02/14/18	249,714
248

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Province of Quebec Canada	2.750%	04/12/27	$4,991,667
		TOTAL FOREIGN GOVERNMENT BONDS			117,701,887

MORTGAGE BACKED - 11.2%
1,892,161		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/42	1,954,555
2,015,895		FHLMC	3.500	08/15/43	2,101,567
727,530		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500	03/01/27	760,338
393,909		FGLMC	3.500	04/01/45	409,230
2,151,100		FGLMC	3.500	10/01/45	2,233,528
2,825,272		FGLMC	4.000	12/01/45	3,008,164
4,834,414		FGLMC	3.500	08/01/46	5,018,162
154,860		Federal National Mortgage Association (FNMA)	3.500	11/01/25	161,836
5,000,000	i	FNMA	2.877	02/25/27	4,981,643
44,806		FNMA	2.500	07/01/31	45,138
1,098,589		FNMA	2.500	07/01/31	1,106,716
263,505		FNMA	2.500	08/01/31	265,455
63,899		FNMA	2.500	11/01/31	64,372
21,141		FNMA	2.500	11/01/31	21,298
166,907		FNMA	2.500	12/01/31	168,141
58,301		FNMA	2.500	12/01/31	58,733
131,823		FNMA	2.500	12/01/31	132,799
1,846,473		FNMA	3.500	02/01/32	1,925,822
974,027		FNMA	3.500	05/01/32	1,017,401
2,488,277		FNMA	3.000	07/01/32	2,557,645
1,973,021		FNMA	3.500	07/01/32	2,058,273
497,364		FNMA	2.500	08/01/32	501,281
3,492,009		FNMA	3.000	08/01/32	3,589,359
252,724		FNMA	5.000	10/01/33	278,432
268,180		FNMA	5.500	01/01/38	300,480
313,561		FNMA	5.500	11/01/38	362,123
641,131		FNMA	4.500	08/01/39	699,692
437,074		FNMA	4.500	10/01/39	478,614
391,270		FNMA	4.500	04/01/40	427,131
114,908		FNMA	5.500	04/01/40	127,943
201,610		FNMA	5.500	07/01/40	225,857
881,165		FNMA	5.000	09/01/40	962,111
107,036		FNMA	6.000	10/01/40	121,962
121,373		FNMA	4.500	01/01/41	132,074
1,067,794		FNMA	5.000	04/01/41	1,176,916
62,751		FNMA	4.500	06/01/42	67,788
642,813		FNMA	4.500	08/01/42	699,391
634,005		FNMA	4.500	10/01/43	690,060
150,762		FNMA	4.500	06/01/44	164,366
710,084		FNMA	4.500	06/01/44	774,058
345,576		FNMA	4.500	08/01/44	376,686
643,384		FNMA	4.500	11/01/44	701,347
1,615,408		FNMA	4.000	12/01/44	1,714,893
866,521		FNMA	4.000	01/01/45	919,882
511,189		FNMA	3.000	02/25/45	519,256
820,827		FNMA	4.500	03/01/45	899,865
986,397		FNMA	3.000	03/25/45	1,005,135
2,568,929		FNMA	4.000	07/01/45	2,742,814
3,167,878		FNMA	4.000	09/01/45	3,377,520
249

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,809,423		FNMA	3.500%	01/01/46	$1,875,708
404,499		FNMA	4.000	01/01/46	430,627
2,815,974		FNMA	3.500	06/01/46	2,919,815
5,265,685		FNMA	3.000	11/01/46	5,283,831
5,705,841		FNMA	3.000	12/01/46	5,725,504
2,973,214		FNMA	3.500	12/01/46	3,066,160
4,784,963		FNMA	3.500	12/01/46	4,934,545
9,688,848		FNMA	3.000	01/01/47	9,722,238
16,291,223		FNMA	3.500	01/01/47	16,800,503
957,138		FNMA	3.500	02/01/47	987,059
5,168,703		FNMA	3.000	04/01/47	5,186,515
2,938,758		FNMA	3.000	06/01/47	2,948,885
7,667,920		FNMA	4.000	07/01/47	8,074,355
7,934,663		FNMA	4.500	07/01/47	8,516,739
5,943,760		FNMA	4.000	08/01/47	6,258,809
1,000,000	h	FNMA	4.500	10/25/47	1,073,008
818,729		Government National Mortgage Association (GNMA)	2.690	06/15/33	805,103
85,899		GNMA	5.000	10/20/39	94,741
91,052		GNMA	5.000	06/20/42	98,984
328,480		GNMA	3.500	07/15/43	344,541
701,328		GNMA	3.500	09/20/44	733,538
9,823,544		GNMA	3.500	06/20/47	10,222,998
1,976,885		GNMA	4.000	06/20/47	2,088,997
10,824,737		GNMA	3.000	08/20/47	10,984,511
3,893,050		GNMA	3.500	08/20/47	4,051,353
		TOTAL MORTGAGE BACKED			167,316,919

MUNICIPAL BONDS - 12.2%
2,070,000		American Municipal Power, Inc	5.514	02/15/21	2,223,263
3,000,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,011,760
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,007,800
840,000		California Earthquake Authority	2.805	07/01/19	843,704
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,049,040
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	251,250
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	502,500
5,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	5,527,500
500,000		Chelan County Public Utility District No	3.603	07/01/21	524,730
2,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	2,531,300
1,580,000		City & County of Honolulu HI	1.506	10/01/20	1,558,875
950,000		City & County of Honolulu HI	2.141	10/01/23	932,824
1,000,000		City & County of Honolulu HI	2.368	10/01/24	981,250
935,000		City & County of San Francisco CA	3.700	04/01/34	933,626
440,000		City & County of San Francisco CA	3.750	04/01/35	440,053
5,835,000		City & County of San Francisco CA	3.900	04/01/42	5,974,340
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	3,014,610
3,000,000		City of Chicago IL	7.750	01/01/42	3,247,440
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,038,540
2,000,000		City of Florence SC	4.250	12/01/34	2,028,840
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	253,237
3,075,000		City of Norfolk VA	3.000	10/01/35	2,818,422
250

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		City of San Angelo TX Water & Sewer Revenue	4.401%	02/15/46	$2,039,820
3,955,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.400	11/01/22	3,935,739
5,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	5,161,700
1,140,000		City of San Juan Capistrano CA	4.090	08/01/36	1,177,141
885,000		City of San Juan Capistrano CA	4.190	08/01/40	914,798
345,000		Commonwealth Financing Authority	2.428	06/01/20	345,890
355,000		Commonwealth Financing Authority	2.675	06/01/21	357,581
5,000,000		Commonwealth of Massachusetts	3.277	06/01/46	4,788,150
1,415,000		County of Miami-Dade FL Aviation Revenue	1.183	10/01/18	1,407,699
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,473,270
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,219,941
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,394,135
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	3,012,840
500,000	j	Garden State Preservation Trust	0.000	11/01/22	449,450
100,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	100,112
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,823,938
3,000,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	3,307,770
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,032,780
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,019,300
3,720,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,678,894
3,000,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	3,484,050
3,025,000		Metropolitan Council	1.550	09/01/19	3,016,318
500,000		Michigan Finance Authority	5.000	07/01/22	561,530
4,000,000		Michigan Finance Authority	3.610	11/01/32	3,934,040
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,172,126
250,000	g	Niagara Area Development Corp	4.000	11/01/24	250,145
5,080,000		Ohio State Water Development Authority	4.879	12/01/34	5,878,373
250,000		Oklahoma Water Resources Board	3.071	04/01/22	259,662
5,000,000		Palm Beach County Solid Waste Authority	2.436	10/01/23	4,950,000
2,225,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,305,923
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,415,680
3,350,000		Sacramento Area Flood Control Agency	2.224	10/01/20	3,333,250
440,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	449,852
1,000,000		San Francisco City & County Redevelopment Agency	3.533	08/01/25	1,026,810
1,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	1,048,630
2,000,000		South Dakota Conservancy District	1.898	08/01/19	2,005,000
1,000,000		South Dakota Conservancy District	1.920	08/01/19	1,002,890
1,000,000		South Davis Sewer District	4.125	12/01/32	1,019,480
1,100,000		South Davis Sewer District	4.500	12/01/37	1,136,894
1,000,000		State of California	1.800	04/01/20	994,270
2,665,000		State of California	2.367	04/01/22	2,690,291
1,000,000		State of California	3.750	10/01/37	1,027,270
2,480,000		State of California	4.988	04/01/39	2,698,959
3,000,000		State of Illinois	5.000	02/01/19	3,114,450
1,000,000		State of Texas	0.863	08/01/18	995,550
1,000,000		State of Texas	1.737	08/01/22	975,470
2,475,000		State of Texas	2.749	10/01/23	2,510,912
251

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,000,000		State of Texas		3.576%	08/01/34	$1,015,250
1,000,000		State of Texas		3.726	08/01/43	986,030
3,000,000		Suffolk County Water Authority		4.000	06/01/39	3,216,630
1,650,000		Syracuse Industrial Development Agency		5.000	01/01/36	1,618,601
1,000,000	h	Texas Water Development Board		3.500	10/15/37	996,140
2,000,000	h	Texas Water Development Board		3.700	10/15/47	1,998,340
3,000,000		Texas Water Development Board		4.648	04/15/50	3,187,050
500,000		University of California		2.676	05/15/21	507,550
1,230,000		University of Cincinnati		3.500	06/01/32	1,259,754
2,000,000		University of New Mexico		3.532	06/20/32	2,027,580
2,000,000		University of Virginia		3.570	04/01/45	2,046,280
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,121,300
5,000,000	g	Virgin Islands Water & Power Authority-Electric System		5.500	11/15/18	4,990,600
655,000		Washington County Clean Water Services		4.828	10/01/22	725,229
530,000		Washington County Clean Water Services		5.078	10/01/24	606,124
2,000,000	g	Washington Economic Development Finance Authority		7.500	01/01/32	2,219,880
1,245,000		Water Works Board of the City of Birmingham		1.509	01/01/19	1,236,273
3,000,000		Water Works Board of the City of Birmingham		1.788	01/01/20	2,959,110
2,005,000		Water Works Board of the City of Birmingham		2.392	01/01/23	1,959,948
250,000		West Virginia Water Development Authority		5.000	11/01/21	283,318
1,500,000		Yuba City Public Financing Authority		4.320	06/01/42	1,515,810
1,000,000		Yuba Levee Financing Authority		3.170	09/01/22	1,021,080
		TOTAL MUNICIPAL BONDS				182,091,554

U.S. TREASURY SECURITIES - 7.5%
5,745,000		United States Treasury Bond		2.500	05/15/46	5,334,996
19,740,000		United States Treasury Bond		2.875	11/15/46	19,792,434
32,310,000		United States Treasury Bond		3.000	05/15/47	33,222,505
5,205,000		United States Treasury Note		1.375	09/15/20	5,167,996
410,000		United States Treasury Note		1.375	05/31/21	404,330
20,779,000		United States Treasury Note		1.625	08/31/22	20,486,795
400,000		United States Treasury Note		1.500	03/31/23	389,266
8,500,000		United States Treasury Note		1.875	08/31/24	8,344,941
18,655,000		United States Treasury Note		2.250	08/15/27	18,519,460
		TOTAL U.S. TREASURY SECURITIES				111,662,723

		TOTAL GOVERNMENT BONDS				707,568,197
		(Cost $706,114,274)

STRUCTURED ASSETS - 12.1%

ASSET BACKED - 4.5%
133,372	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	1.972	08/25/35	133,545
		Series - 2005 HE5 (Class M2)
150,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	152,088
		Series - 2015 3 (Class D)
925,000	i	Basic Asset Backed Securities Trust	LIBOR 1 M + 0.310%	1.547	04/25/36	885,086
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT		3.660	10/15/44	1,011,679
		Series - 2014 1A (Class A)
252

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$995,833	†,g	Capital Automotive REIT		3.870%	04/15/47	$1,004,113
		Series - 2017 1A (Class A1)
1,447,025	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	1.603	04/07/52	44,721
		Series - 2007 1A (Class A2)
975,000	g	DB Master Finance LLC		3.262	02/20/45	976,531
		Series - 2015 1A (Class A2I)
1,950,000	g	DB Master Finance LLC		3.980	02/20/45	1,994,909
		Series - 2015 1A (Class A2II)
1,000,000	g,h	DB Master Finance LLC		3.629	11/20/47	1,003,425
		Series - 2017 1A (Class A2I)
987,500	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	997,829
		Series - 2015 1A (Class A2I)
888,750	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	916,861
		Series - 2015 1A (Class A2II)
3,100,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	3,085,399
		Series - 2017 1A (Class A2II)
1,790,967	†,g	HERO Funding Trust		3.840	09/21/40	1,860,367
		Series - 2015 1A (Class A)
579,239	†,g	HERO Funding Trust		3.990	09/21/40	592,253
		Series - 2014 2A (Class A)
3,441,394	g	HERO Funding Trust		3.750	09/20/41	3,496,671
		Series - 2016 2A (Class A)
1,428,389	†,g	HERO Funding Trust		4.050	09/20/41	1,503,379
		Series - 2016 1A (Class A)
2,076,115	g	HERO Funding Trust		3.080	09/20/42	2,066,790
		Series - 2016 3A (Class A1)
4,710,697	g	HERO Funding Trust		3.710	09/20/47	4,750,123
		Series - 2017 1A (Class A1)
2,717,659	g	HERO Funding Trust		4.070	09/20/48	2,786,957
		Series - 2017 2A (Class A2)
1,089,907	†,g	HERO Residual Funding		4.500	09/21/42	1,084,457
		Series - 2016 1R (Class A1)
416,667	g	Hertz Vehicle Financing LLC		6.440	02/25/19	420,765
		Series - 2010 1A (Class B3)
62,337	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.487	02/25/36	61,647
		Series - 2006 1 (Class 1A1)
5,000,000	g,i	MAD Mortgage Trust		3.600	08/15/34	5,030,169
		Series - 2017 330M (Class C)
1,734,454	g	MVW Owner Trust		2.420	12/20/34	1,731,157
		Series - 2017 1A (Class A)
103,128	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	102,682
		Series - 2014 AA (Class B)
2,363,333	g	Renew		3.670	09/20/52	2,355,669
		Series - 2017 1A (Class A)
121,242	g	SolarCity LMC		4.800	11/20/38	120,187
		Series - 2013 1 (Class A)
382,884	g	SolarCity LMC		4.590	04/20/44	379,791
		Series - 2014 1 (Class A)
845,686	†,g	SolarCity LMC		4.020	07/20/44	824,285
		Series - 2014 2 (Class A)
1,481,006	g	SolarCity LMC		4.800	09/20/48	1,498,196
		Series - 2016 A (Class A)
366,656	g	SpringCastle America Funding LLC		3.050	04/25/29	369,099
		Series - 2016 AA (Class A)
253

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$571,721	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	2.737%	04/25/35	$558,656
		Series - 2005 7XS (Class 2A1A)
926,770		Toyota Auto Receivables Owner Trust		1.270	05/15/19	926,259
		Series - 2015 B (Class A3)
9,020,000		Toyota Auto Receivables Owner Trust		1.300	04/15/20	8,999,741
		Series - 2016 B (Class A3)
4,000,000		Toyota Auto Receivables Owner Trust		1.740	09/15/20	4,004,706
		Series - 2015 B (Class A4)
2,000,000	g	VOLT LIX LLC (Step Bond)		5.375	05/25/47	1,989,466
		Series - 2017 NPL6 (Class A2)
6,187,294	g	VOLT LVIII LLC (Step Bond)		3.375	05/28/47	6,225,807
		Series - 2017 NPL5 (Class A1)
2,500,000	g	VOLT LVIII LLC (Step Bond)		5.375	05/28/47	2,486,233
		Series - 2017 NPL5 (Class A2)
		TOTAL ASSET BACKED				68,431,698

OTHER MORTGAGE BACKED - 7.6%
45,279	g	7 WTC Depositor LLC Trust		4.082	03/13/31	45,604
		Series - 2012 7WTC (Class A)
115,796	i	Banc of America Commercial Mortgage Trust		5.914	05/10/45	115,645
		Series - 2006 2 (Class C)
171,241	i	Banc of America Commercial Mortgage Trust		5.482	01/15/49	171,001
		Series - 2007 1 (Class AMFX)
250,000	g,i	Banc of America Commercial Mortgage Trust		5.821	02/10/51	249,312
		Series - 2007 4 (Class E)
2,000,000	i	Banc of America Commercial Mortgage Trust		5.971	02/10/51	2,017,674
		Series - 2007 5 (Class AJ)
725,000	g,i	Banc of America Commercial Mortgage Trust		6.000	02/10/51	723,181
		Series - 2007 4 (Class D)
3,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	3,004,230
		Series - 2007 5 (Class B)
5,000,000	g	BBCMS Trust		3.593	09/15/32	5,203,224
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust		3.894	09/15/32	2,579,297
		Series - 2015 MSQ (Class B)
1,120,000	i	Bear Stearns Commercial Mortgage Securities Trust		6.120	09/11/42	1,119,494
		Series - 2007 T28 (Class AJ)
4,250,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	4,236,753
		Series - 2016 CLNE (Class A)
1,013,637	i	COBALT CMBS Commercial Mortgage Trust		5.771	05/15/46	1,028,639
		Series - 2007 C3 (Class AJ)
3,850,000	g	COMM Mortgage Trust		2.681	08/10/29	3,885,230
		Series - 2016 GCT (Class A)
2,815,000	g	COMM Mortgage Trust		4.353	08/10/30	3,040,954
		Series - 2013 300P (Class A1)
5,000,000	g	COMM Mortgage Trust		3.544	03/10/31	5,126,089
		Series - 2013 WWP (Class C)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	5.487	01/25/29	3,288,578
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	5.687	01/25/29	2,465,481
		Series - 2016 C05 (Class 2M2)
254

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$206,140	i	Countrywide Home Loan Mortgage Pass Through Trust		3.346%	11/20/34	$207,624
		Series - 2004 HYB6 (Class A2)
26,135	i	Credit Suisse Commercial Mortgage Trust		5.903	09/15/39	26,266
		Series - 2007 C4 (Class A1AJ)
198,784	i	Credit Suisse Commercial Mortgage Trust		5.625	01/15/49	203,746
		Series - 2007 C2 (Class AJ)
5,000,000	†,g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	4,981,178
		Series - 2017 C8 (Class 85BB)
6,555,274	i	GE Capital Commercial Mortgage Corp		5.900	11/10/45	6,639,700
		Series - 2005 C4 (Class AJ)
750,000	i	GE Commercial Mortgage Corp		5.606	12/10/49	763,019
		Series - 2007 C1 (Class AM)
5,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	5,172,268
		Series - 2014 GRCE (Class A)
2,500,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	2,439,309
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,437,249
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,811,591
		Series - 2016 10HY (Class C)
36,649	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.897	03/25/35	35,079
		Series - 2004 11 (Class 2A1)
1,519,565	i	LB-UBS Commercial Mortgage Trust		5.737	03/15/39	1,536,001
		Series - 2006 C3 (Class C)
710,000	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	709,523
		Series - 2007 C1 (Class D)
1,072,866	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.039	07/25/47	1,075,213
		Series - 2015 A (Class A)
1,000,000	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	1,015,619
		Series - 2007 6 (Class AM)
5,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	5,161,138
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust		3.560	07/13/29	1,117,700
		Series - 2014 CPT (Class B)
5,000,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	5,024,471
		Series - 2013 WLSR (Class A)
96,169	i	Morgan Stanley Capital I Trust		5.861	04/12/49	96,053
		Series - 2007 HQ12 (Class C)
1,746,967	i	Morgan Stanley Capital I Trust		5.907	06/11/49	1,752,657
		Series - 2007 IQ15 (Class AJ)
2,000,000	i	Morgan Stanley Capital I Trust		6.363	12/12/49	1,877,300
		Series - 2007 IQ16 (Class AJFX)
2,500,000	g,i	MSDB Trust		3.427	07/11/39	2,523,695
		Series - 2017 712F (Class A)
2,750,000	g,i	MSDB Trust		3.568	07/11/39	2,775,927
		Series - 2017 712F (Class B)
3,000,000	g	OBP Depositor LLC Trust		4.646	07/15/45	3,167,933
		Series - 2010 OBP (Class A)
2,088,762	g,i	Sequoia Mortgage Trust		3.500	04/25/47	2,135,515
		Series - 2017 3 (Class A4)
4,879,052	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,926,603
		Series - 2017 5 (Class A5)
255

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$62,709	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.400%	3.637%	01/25/25	$62,806
		Series - 2015 DN1 (Class M2)
461,639	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.437	03/25/25	465,511
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.037	03/25/25	269,224
		Series - 2015 HQ1 (Class M3)
3,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.437	10/25/28	3,557,033
		Series - 2016 DNA2 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	2.587	03/25/29	1,771,664
		Series - 2016 HQA3 (Class M2)
713,835	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	721,748
		Series - 2006 C27 (Class AJ)
24,475	i	Wachovia Bank Commercial Mortgage Trust		5.818	05/15/46	24,468
		Series - 2007 C34 (Class AM)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	999,023
		Series - 2007 C34 (Class B)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.219	05/15/46	1,996,001
		Series - 2007 C34 (Class C)
750,000	i	Wachovia Bank Commercial Mortgage Trust		6.274	05/15/46	761,723
		Series - 2007 C34 (Class AJ)
1,375,268	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	1,396,049
		Series - 2007 C31 (Class AJ)
500,000	i	Wachovia Bank Commercial Mortgage Trust		6.148	04/15/47	514,495
		Series - 2007 C31 (Class C)
1,232,254	i	Wachovia Bank Commercial Mortgage Trust		5.750	06/15/49	1,255,395
		Series - 2007 C32 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust		5.750	06/15/49	999,630
		Series - 2007 C32 (Class B)
24,558	i	Wachovia Bank Commercial Mortgage Trust		5.953	02/15/51	24,537
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED				115,732,070

		TOTAL STRUCTURED ASSETS				184,163,768
		(Cost $184,201,212)

		TOTAL BONDS				1,423,851,724
		(Cost $1,416,440,394)

SHARES		COMPANY
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250	*	M&T Bank Corp				278,750
		TOTAL BANKS				278,750
		TOTAL PREFERRED STOCKS				278,750
		(Cost $255,625)
256

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 3.7%

GOVERNMENT AGENCY DEBT - 0.9%
$12,850,000	Federal Home Loan Bank (FHLB)	0.700%	10/02/17	$12,850,000
	TOTAL GOVERNMENT AGENCY DEBT			12,850,000

TREASURY DEBT - 2.8%
23,500,000	United States Treasury Bill	0.926-0.961	10/12/17	23,493,989
18,475,000	United States Treasury Bill	0.956	10/26/17	18,463,453
	TOTAL TREASURY DEBT			41,957,442

	TOTAL SHORT-TERM INVESTMENTS			54,807,442
	(Cost $54,805,732)

	TOTAL INVESTMENTS - 99.7%			1,490,513,349
	(Cost $1,483,129,008)
	OTHER ASSETS & LIABILITIES, NET - 0.3%			4,730,690
	NET ASSETS - 100.0%			$1,495,244,039

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2017, the aggregate value of these securities was $295,148,665 or 19.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
257

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 96.6%

ALABAMA - 1.4%
$975,000		County of Jefferson AL	5.000%	09/15/22	$1,123,619
2,395,000		University of South Alabama	5.000	11/01/31	2,848,541
		TOTAL ALABAMA			3,972,160

ALASKA - 1.3%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	572,665
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	3,048,817
		TOTAL ALASKA			3,621,482

ARIZONA - 0.3%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	239,488
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	242,204
190,000		Pinal County Electric District No 3	5.000	07/01/33	219,978
		TOTAL ARIZONA			701,670

CALIFORNIA - 10.1%
715,000	g	California School Finance Authority	5.000	08/01/25	825,925
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,409,460
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,150,120
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	1,974,188
700,000		Kern County Water Agency Improvement District No 4	5.000	05/01/24	843,178
1,185,000		Livermore Redevelopment Agency	5.000	08/01/21	1,347,227
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	545,387
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	672,496
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	487,625
1,000,000		Port of Oakland	5.000	11/01/21	1,137,080
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	889,290
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	971,144
500,000		Santee CDC Successor Agency	5.000	08/01/27	601,525
3,000,000		State of California	5.000	09/01/24	3,640,740
1,000,000		State of California	5.000	09/01/24	1,213,580
2,000,000		State of California, GO	5.000	02/01/22	2,307,660
4,130,000	g,i	Tender Option Bond Trust Receipts	0.690	11/01/23	4,130,000
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	1,965,696
		TOTAL CALIFORNIA			28,112,321

COLORADO - 1.6%
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,305,958
250,000		Colorado Health Facilities Authority	5.000	12/01/41	280,777
258

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Denver Urban Renewal Authority	5.000%	12/01/24	$1,212,580
580,000	Park Creek Metropolitan District	5.000	12/01/23	675,259
	TOTAL COLORADO			4,474,574

CONNECTICUT - 1.9%
1,250,000	City of New Haven CT	5.000	08/15/24	1,461,475
1,400,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,617,308
2,000,000	University of Connecticut	5.000	03/15/28	2,342,140
	TOTAL CONNECTICUT			5,420,923

DISTRICT OF COLUMBIA - 0.8%
1,000,000	District of Columbia	5.000	04/01/24	1,193,950
955,000	District of Columbia	5.000	04/01/27	1,169,235
	TOTAL DISTRICT OF COLUMBIA			2,363,185

FLORIDA - 4.5%
1,695,000	City of Miami Beach FL	5.000	09/01/24	2,024,084
1,000,000	County of Orange FL	5.000	10/01/21	1,144,410
1,100,000	Greater Orlando Aviation Authority	5.000	10/01/26	1,335,092
1,225,000	JEA Electric System Revenue	5.000	10/01/21	1,399,330
1,250,000	Miami Beach Redevelopment Agency	5.000	02/01/24	1,487,363
1,375,000	Miami-Dade County Expressway Authority	5.000	07/01/31	1,626,859
2,180,000	Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,589,055
500,000	School District of Broward County	5.000	07/01/31	598,920
130,000	Volusia County Educational Facility Authority	5.000	10/15/23	153,520
105,000	Volusia County Educational Facility Authority	5.000	10/15/24	125,799
75,000	Volusia County Educational Facility Authority	5.000	10/15/25	90,815
	TOTAL FLORIDA			12,575,247

GEORGIA - 0.4%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,198,630
	TOTAL GEORGIA			1,198,630

GUAM - 0.4%
1,000,000	Territory of Guam	5.000	12/01/30	1,133,630
	TOTAL GUAM			1,133,630

HAWAII - 0.4%
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,130,610
	TOTAL HAWAII			1,130,610

ILLINOIS - 11.9%
2,000,000	Chicago Midway International Airport	5.000	01/01/26	2,337,880
400,000	Chicago O’Hare International Airport	5.000	01/01/22	452,768
259

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Chicago O’Hare International Airport	5.000%	01/01/25	$883,845
300,000	Chicago O’Hare International Airport	5.000	01/01/28	355,296
400,000	Chicago Park District	5.000	01/01/23	459,236
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,153,620
2,085,000	Chicago State University	5.500	12/01/23	2,326,109
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,366,632
1,000,000	Chicago Transit Authority	5.000	06/01/25	1,167,220
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,099,910
500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	562,685
1,500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,688,055
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/23	1,142,200
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/25	1,163,960
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,172,170
1,500,000	City of Chicago IL, GO	5.500	01/01/35	1,635,270
650,000	City of Chicago IL, GO	5.500	01/01/37	705,224
500,000	City of Chicago IL, GO	5.500	01/01/42	537,940
500,000	Cook County School District No 25 Arlington Heights	5.000	12/15/23	588,955
1,750,000	County of Cook IL	5.000	11/15/31	2,006,252
400,000	Illinois Finance Authority	5.000	05/01/21	445,332
500,000	Illinois Finance Authority	5.000	11/01/21	564,310
2,000,000	Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,353,300
2,000,000	State of Illinois	5.000	02/01/18	2,020,880
695,000	State of Illinois	5.000	06/15/24	805,734
2,000,000	State of Illinois	5.000	06/01/28	2,183,320
1,500,000	State of Illinois, GO	5.000	06/15/19	1,585,680
525,000	State of Illinois, GO	6.250	12/15/20	558,715
	TOTAL ILLINOIS			33,322,498

INDIANA - 2.1%
1,500,000	City of Rockport IN	2.050	04/01/25	1,514,280
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,250,698
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,176,913
	TOTAL INDIANA			5,941,891

IOWA - 0.2%
475,000	Iowa Higher Education Loan Authority	5.000	10/01/27	564,642
	TOTAL IOWA			564,642

KANSAS - 0.4%
1,000,000	Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,158,930
	TOTAL KANSAS			1,158,930

KENTUCKY - 1.9%
2,000,000	Kentucky Turnpike Authority	5.000	07/01/26	2,423,700
1,250,000	Paducah Electric Plant Board	5.000	10/01/34	1,417,337
260

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,250,000	Paducah Electric Plant Board	5.000%	10/01/35	$1,412,138
	TOTAL KENTUCKY			5,253,175

LOUISIANA - 1.2%
750,000	Louisiana Local Government Environmental Facilities & Community Development Auth	5.000	10/01/27	904,598
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,157,070
1,000,000	State of Louisiana	5.000	08/01/26	1,224,410
	TOTAL LOUISIANA			3,286,078

MARYLAND - 0.6%
1,400,000	Maryland Economic Development Corp	5.000	03/31/36	1,586,200
	TOTAL MARYLAND			1,586,200

MASSACHUSETTS - 1.2%
1,040,000	Massachusetts Department of Transportation	5.000	01/01/32	1,118,104
625,000	Massachusetts Development Finance Agency	5.000	07/01/21	700,225
500,000	Massachusetts Development Finance Agency	5.000	12/01/29	597,695
750,000	Massachusetts Development Finance Agency	5.000	12/01/31	887,813
	TOTAL MASSACHUSETTS			3,303,837

MICHIGAN - 7.3%
1,190,000	Lansing Community College	5.000	05/01/32	1,340,963
4,000,000	Michigan Finance Authority	5.000	04/01/21	4,404,480
1,500,000	Michigan Finance Authority	5.000	07/01/22	1,702,665
2,000,000	Michigan Finance Authority	5.000	04/01/25	2,314,620
2,000,000	Michigan Finance Authority	5.000	11/15/28	2,360,620
1,100,000	Michigan Finance Authority	5.000	07/01/35	1,226,819
1,650,000	Michigan Finance Authority	5.000	07/01/44	1,784,228
2,000,000	Michigan Finance Authority, GO	5.000	05/01/18	2,045,600
1,000,000	Michigan Finance Authority, GO	5.000	05/01/20	1,085,250
1,000,000	Michigan Finance Authority, GO	5.000	10/01/22	1,171,490
500,000	Michigan State Building Authority	5.000	04/15/22	576,180
425,000	Rochester Community School District	4.500	05/01/20	459,587
	TOTAL MICHIGAN			20,472,502

MINNESOTA - 1.9%
1,000,000	Minnesota Rural Water Finance Authority, Inc	2.000	10/01/17	1,000,000
500,000	Northern Municipal Power Agency	5.000	01/01/26	599,180
500,000	Northern Municipal Power Agency	5.000	01/01/28	594,640
1,715,000	University of Minnesota	5.000	08/01/21	1,951,859
1,000,000	Western Minnesota Municipal Power Agency	5.000	01/01/22	1,146,940
	TOTAL MINNESOTA			5,292,619

MISSISSIPPI - 2.6%
750,000	Mississippi Development Bank	5.000	04/01/23	868,215
261

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	Mississippi Development Bank	5.000%	03/01/24	$1,752,765
750,000	Mississippi Development Bank	5.000	04/01/24	882,397
1,250,000	Mississippi Development Bank	5.000	03/01/25	1,476,875
1,045,000	Mississippi Development Bank	5.000	03/01/26	1,245,546
1,000,000	Mississippi Development Bank	5.000	03/01/35	1,118,490
	TOTAL MISSISSIPPI			7,344,288

MISSOURI - 2.9%
1,225,000	City of Kansas City MO	5.000	10/01/26	1,457,395
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/24	1,190,610
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/25	1,198,210
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/26	1,189,180
500,000	St. Louis Land Clearance for Redevelopment Authority	3.000	06/01/18	505,540
450,000	St. Louis Land Clearance for Redevelopment Authority	4.000	06/01/20	477,050
1,745,000	St. Louis Municipal Finance Corp	5.000	02/15/26	2,050,864
	TOTAL MISSOURI			8,068,849

NEBRASKA - 0.8%
300,000	Omaha Airport Authority	5.000	12/15/21	343,236
250,000	Omaha Airport Authority	5.000	12/15/22	291,293
350,000	Omaha Airport Authority	5.000	12/15/23	414,516
1,050,000	Public Power Generation Agency	5.000	01/01/22	1,195,908
	TOTAL NEBRASKA			2,244,953

NEVADA - 0.4%
1,000,000	Las Vegas Redevelopment Agency	5.000	06/15/26	1,184,900
	TOTAL NEVADA			1,184,900

NEW JERSEY - 1.4%
250,000	New Jersey Economic Development Authority	5.000	06/15/19	263,415
250,000	New Jersey Economic Development Authority	5.000	06/15/20	269,365
1,000,000	New Jersey Economic Development Authority	4.000	07/01/22	1,064,380
1,000,000	New Jersey Educational Facilities Authority	5.000	07/01/27	1,199,580
1,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	1,075,980
	TOTAL NEW JERSEY			3,872,720

NEW YORK - 6.8%
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/25	1,190,590
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/26	1,195,140
1,000,000	County of Nassau NY	5.000	10/01/26	1,213,720
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,118,500
1,235,000	Metropolitan Transportation Authority	5.000	11/15/38	1,420,423
2,500,000	New York City Water & Sewer System	5.250	06/15/40	2,668,950
1,245,000	New York Counties Tobacco Trust VI	2.450	06/01/42	1,276,337
2,250,000	New York State Dormitory Authority	5.000	10/01/17	2,250,000
375,000	New York Transportation Development Corp	5.000	07/01/30	422,299
1,000,000	New York Transportation Development Corp	5.000	08/01/31	1,067,290
262

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,385,000	Troy Capital Resource Corp	5.000%	08/01/24	$1,631,488
750,000	Utility Debt Securitization Authority	5.000	06/15/24	874,988
1,230,000	Westchester County Local Development Corp	5.000	11/01/24	1,438,756
1,000,000	Westchester County Local Development Corp	5.000	11/01/25	1,178,610
	TOTAL NEW YORK			18,947,091

NORTH CAROLINA - 2.1%
150,000	City of Charlotte NC Airport Revenue	5.000	07/01/22	172,837
160,000	City of Charlotte NC Airport Revenue	5.000	07/01/23	187,533
100,000	City of Charlotte NC Airport Revenue	5.000	07/01/24	118,976
100,000	City of Charlotte NC Airport Revenue	5.000	07/01/25	120,229
1,355,000	County of Duplin NC	5.000	04/01/27	1,623,114
900,000	North Carolina Medical Care Commission	5.000	10/01/18	926,181
240,000	North Carolina Medical Care Commission	4.000	10/01/19	248,527
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,136,420
200,000	North Carolina Turnpike Authority	5.000	01/01/22	225,684
	TOTAL NORTH CAROLINA			5,759,501

NORTH DAKOTA - 0.4%
1,000,000	North Dakota Housing Finance Agency	2.400	01/01/26	994,790
	TOTAL NORTH DAKOTA			994,790

OHIO - 2.0%
115,000	American Municipal Power, Inc	5.250	02/15/33	116,569
1,200,000	City of Cleveland OH Airport System Revenue	5.000	01/01/24	1,419,588
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,053,550
1,660,000	State of Ohio, GO	5.000	01/15/21	1,849,389
1,000,000	State of Ohio, GO	5.000	08/01/21	1,140,930
	TOTAL OHIO			5,580,026

OREGON - 0.8%
1,000,000	Port of Portland OR	5.000	07/01/21	1,126,570
1,000,000	Port of Portland OR	5.000	07/01/22	1,148,310
	TOTAL OREGON			2,274,880

PENNSYLVANIA - 4.7%
1,100,000	Allegheny County Higher Education Building Authority	5.000	03/01/29	1,287,396
480,000	Borough of Columbia PA	4.000	06/15/38	501,950
250,000	Coatesville School District	4.000	08/01/20	267,092
500,000	Coatesville School District	5.000	08/01/21	562,470
740,000	Coatesville School District	5.000	08/01/25	886,461
2,000,000	Commonwealth of Pennsylvania	5.000	09/15/23	2,330,100
795,000	Montgomery County Industrial Development Authority	3.000	01/01/18	795,517
2,000,000	Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,378,560
2,500,000	Pennsylvania State University	5.000	03/01/40	2,708,275
263

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,155,000	State Public School Building Authority	5.000%	05/01/25	$1,365,429
	TOTAL PENNSYLVANIA			13,083,250

RHODE ISLAND - 2.8%
810,000	Rhode Island Health & Educational Building Corp	4.000	05/15/20	854,696
815,000	Rhode Island Health & Educational Building Corp	5.000	05/15/21	900,477
2,000,000	Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,286,200
1,420,000	Rhode Island Health & Educational Building Corp	5.000	05/15/22	1,593,609
2,000,000	State of Rhode Island, GO	5.000	08/01/21	2,273,800
	TOTAL RHODE ISLAND			7,908,782

SOUTH CAROLINA - 0.1%
250,000	Piedmont Municipal Power Agency	5.000	01/01/24	294,458
	TOTAL SOUTH CAROLINA			294,458

SOUTH DAKOTA - 0.8%
390,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/22	450,707
415,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/23	487,210
500,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/24	594,535
465,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/25	560,106
	TOTAL SOUTH DAKOTA			2,092,558

TENNESSEE - 0.1%
350,000	Knox County Health Educational & Housing Facility Board	5.000	04/01/20	377,555
	TOTAL TENNESSEE			377,555

TEXAS - 7.1%
800,000	Austin Convention Enterprises, Inc	5.000	01/01/22	896,136
400,000	City of Austin TX Airport System Revenue	5.000	11/15/27	488,356
900,000	City of Austin TX Airport System Revenue	5.000	11/15/39	1,002,348
1,165,000	City of Frisco TX, GO	5.500	02/15/25	1,184,467
1,500,000	City of Lubbock TX	5.000	02/15/25	1,818,210
550,000	Dallas County Utility & Reclamation District	5.000	02/15/26	660,104
1,105,000	Love Field Airport Modernization Corp	5.250	11/01/40	1,219,787
665,000	Southlake Community Enhancement & Development Corp	5.000	02/15/23	775,975
3,000,000	State of Texas	5.000	10/01/23	3,580,800
455,000	Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	464,127
1,750,000	Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	1,841,683
1,400,000	Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,635,046
1,545,000	Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,715,475
1,000,000	University of North Texas	5.000	04/15/24	1,194,360
1,000,000	University of North Texas	5.000	04/15/27	1,228,020
	TOTAL TEXAS			19,704,894
264

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
UTAH - 0.8%
$1,000,000		Salt Lake City Corp Airport Revenue	5.000%	07/01/22	$1,152,740
1,000,000		Utah Transit Authority	4.000	12/15/31	1,083,210
		TOTAL UTAH			2,235,950

VIRGIN ISLANDS - 3.9%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,228,600
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,664,400
6,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	5,988,720
		TOTAL VIRGIN ISLANDS			10,881,720

VIRGINIA - 0.5%
250,000		Alexandria Industrial Development Authority	3.000	10/01/17	250,000
1,000,000		Virginia Small Business Financing Authority	5.000	07/01/34	1,086,170
		TOTAL VIRGINIA			1,336,170

WASHINGTON - 3.8%
2,705,000		Central Puget Sound Regional Transit Authority	5.250	02/01/21	2,946,286
1,955,000		Energy Northwest	5.000	07/01/23	2,284,437
2,000,000		Skagit County Public Hospital District No	5.625	12/01/25	2,014,980
3,000,000		State of Washington, GO	5.250	02/01/22	3,487,440
		TOTAL WASHINGTON			10,733,143

		TOTAL LONG-TERM MUNICIPAL BONDS			269,807,282
		(Cost $265,800,361)

		TOTAL INVESTMENTS - 96.6%			269,807,282
		(Cost $265,800,361)
		OTHER ASSETS & LIABILITIES, NET - 3.4%			9,529,787
		NET ASSETS - 100.0%			$279,337,069

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2017, the aggregate value of these securities was $15,837,645 or 5.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.
265

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.5%

GOVERNMENT AGENCY DEBT - 64.3%
$2,000,000	Federal Agricultural Mortgage Corp (FAMC)	1.030%	10/03/17	$1,999,886
2,000,000	FAMC	1.040	10/16/17	1,999,133
2,000,000	FAMC	1.070	11/03/17	1,998,038
4,000,000	FAMC	1.040	11/20/17	3,994,222
4,075,000	FAMC	1.030	11/30/17	4,068,005
3,000,000	FAMC	1.040	12/01/17	2,994,713
2,840,000	FAMC	1.110	01/30/18	2,829,405
3,000,000	FAMC	1.180	02/16/18	2,986,430
6,337,000	Federal Farm Credit Bank (FFCB)	0.720-1.070	10/02/17	6,336,823
8,230,000	FFCB	0.990	10/12/17	8,227,510
2,000,000	FFCB	0.750	10/16/17	1,999,375
2,000,000	FFCB	1.000	10/17/17	1,999,111
500,000	FFCB	1.040	10/18/17	499,754
5,000,000	FFCB	0.960-1.000	10/19/17	4,997,540
2,500,000	FFCB	1.050	10/27/17	2,498,104
2,000,000	FFCB	1.000	10/30/17	1,998,389
4,000,000	FFCB	1.040	11/01/17	3,996,418
1,265,000	FFCB	1.050	11/07/17	1,263,635
8,000,000	FFCB	1.040	11/15/17	7,989,600
4,000,000	FFCB	1.050	12/05/17	3,992,417
5,000,000	FFCB	1.020	12/13/17	4,989,658
2,000,000	FFCB	1.040	12/28/17	1,994,916
1,000,000	FFCB	1.100	01/26/18	996,425
6,100,000	FFCB	1.100	02/13/18	6,074,838
325,000	FFCB	1.180	03/29/18	323,093
10,100,000	Federal Home Loan Bank (FHLB)	1.030-1.050	10/03/17	10,099,430
4,400,000	FHLB	1.020-1.040	10/04/17	4,399,624
9,450,000	FHLB	1.010-1.020	10/10/17	9,447,604
12,132,000	FHLB	1.055-1.060	10/11/17	12,128,434
6,060,000	FHLB	1.057	10/13/17	6,057,865
1,000,000	FHLB	1.015	10/16/17	999,577
2,000,000	FHLB	1.045	10/17/17	1,999,071
7,210,000	FHLB	1.050-1.090	10/18/17	7,206,412
6,750,000	FHLB	1.005-1.080	10/19/17	6,746,430
11,000,000	FHLB	0.990-1.100	10/20/17	10,993,875
12,227,000	FHLB	1.030-1.065	10/23/17	12,219,224
3,420,000	FHLB	1.015-1.020	10/24/17	3,417,779
12,057,000	FHLB	1.015-1.080	10/25/17	12,048,568
2,490,000	FHLB	1.040	10/27/17	2,488,130
4,600,000	FHLB	1.030	10/31/17	4,596,052
6,962,000	FHLB	0.970-1.070	11/01/17	6,955,838
3,710,000	FHLB	1.045-1.070	11/02/17	3,706,534
4,540,000	FHLB	1.030-1.050	11/03/17	4,535,672
2,000,000	FHLB	1.015	11/06/17	1,997,970
7,000,000	FHLB	1.025-1.050	11/07/17	6,992,574
266

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$9,765,000	FHLB	1.040%-1.055%	11/08/17	$9,754,201
11,720,000	FHLB	1.005-1.140	11/09/17	11,707,105
15,585,000	FHLB	1.045-1.140	11/10/17	15,566,677
4,925,000	FHLB	1.040-1.077	11/13/17	4,918,784
2,000,000	FHLB	1.045	11/15/17	1,997,387
9,645,000	FHLB	1.035-1.040	11/16/17	9,632,215
10,300,000	FHLB	1.020-1.100	11/17/17	10,286,174
5,000,000	FHLB	1.040	11/20/17	4,992,778
2,065,000	FHLB	1.035	11/21/17	2,061,972
5,350,000	FHLB	1.040-1.073	11/22/17	5,341,892
1,015,000	FHLB	1.050	11/24/17	1,013,401
3,000,000	FHLB	1.070-1.080	11/27/17	2,994,886
1,000,000	FHLB	1.040	11/28/17	998,324
10,800,000	FHLB	1.035-1.055	11/29/17	10,781,654
5,300,000	FHLB	1.020	12/06/17	5,290,089
3,000,000	FHLB	1.090	12/07/17	2,993,914
4,000,000	FHLB	1.045	12/20/17	3,990,711
4,000,000	FHLB	1.045	12/22/17	3,990,479
4,775,000	FHLB	1.055	12/27/17	4,762,826
2,200,000	FHLB	1.045-1.140	12/29/17	2,194,269
2,000,000	FHLB	1.060	01/02/18	1,994,523
4,000,000	FHLB	1.050-1.145	01/03/18	3,988,537
750,000	FHLB	1.150	01/26/18	747,197
3,000,000	FHLB	1.145	03/02/18	2,985,497
1,030,000	FHLB	1.250	05/03/18	1,022,347
3,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.715	10/02/17	2,999,941
6,460,000	FHLMC	1.013	10/05/17	6,459,273
6,415,000	FHLMC	0.990-0.995	10/06/17	6,414,116
2,000,000	FHLMC	0.950	10/10/17	1,999,525
2,000,000	FHLMC	0.990	10/11/17	1,999,450
5,000,000	FHLMC	1.010	10/12/17	4,998,457
5,000,000	FHLMC	0.995	10/13/17	4,998,342
1,300,000	FHLMC	1.030	10/16/17	1,299,442
9,655,000	FHLMC	0.995-1.020	10/17/17	9,650,653
3,500,000	FHLMC	1.020	10/18/17	3,498,314
1,520,000	FHLMC	1.025	10/19/17	1,519,221
8,900,000	FHLMC	1.000	10/24/17	8,894,314
15,750,000	FHLMC	0.980-1.005	10/26/17	15,739,164
8,000,000	FHLMC	1.015-1.050	11/02/17	7,992,733
2,000,000	FHLMC	0.995	11/09/17	1,997,844
5,000,000	FHLMC	1.005	11/21/17	4,992,881
5,000,000	FHLMC	1.020	12/01/17	4,991,358
10,735,000	FHLMC	1.020-1.055	12/04/17	10,715,264
1,775,000	FHLMC	1.030	12/06/17	1,771,648
6,300,000	FHLMC	1.000-1.005	12/14/17	6,287,029
3,000,000	FHLMC	1.050	12/18/17	2,993,175
3,000,000	Federal National Mortgage Association (FNMA)	1.030	10/03/17	2,999,828
7,400,000	FNMA	0.999-1.050	10/04/17	7,399,382
11,400,000	FNMA	1.060	10/06/17	11,398,322
4,700,000	FNMA	1.035	10/11/17	4,698,649
4,550,000	FNMA	1.020	10/16/17	4,548,066
18,681,000	FNMA	0.990-1.000	10/18/17	18,672,209
4,000,000	FNMA	1.030	10/25/17	3,997,253
7,000,000	FNMA	1.060	10/30/17	6,994,023
267

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		FNMA		1.040%	10/31/17	$4,995,667
3,000,000		FNMA		1.010	11/01/17	2,997,391
5,024,000		FNMA		1.020	11/08/17	5,018,591
2,750,000		FNMA		1.000-1.010	11/27/17	2,745,620
8,910,000		FNMA		0.980-1.010	11/28/17	8,895,690
3,000,000		FNMA		1.000	12/01/17	2,994,917
2,360,000		FNMA		0.990	12/08/17	2,355,587
500,000		FNMA		0.990	12/11/17	499,024
6,050,000		FNMA		0.990	12/12/17	6,038,021
3,000,000		FNMA		1.030	12/13/17	2,993,734
5,185,000		FNMA		1.025	12/20/17	5,173,190
790,000		FNMA		1.140	12/27/17	787,823
810,000		Tennessee Valley Authority (TVA)		1.010	10/03/17	809,955
		TOTAL GOVERNMENT AGENCY DEBT				557,317,026

TREASURY DEBT - 19.3%
5,000,000		United States Cash Management Bill		1.026-1.030	01/02/18	4,986,706
4,980,000		United States Treasury Bill		0.950-0.968	10/05/17	4,979,470
2,000,000		United States Treasury Bill		0.966	10/12/17	1,999,410
2,400,000		United States Treasury Bill		0.970-0.985	10/19/17	2,398,833
2,000,000		United States Treasury Bill		0.955	10/26/17	1,998,674
3,000,000		United States Treasury Bill		0.970	11/02/17	2,997,413
3,000,000		United States Treasury Bill		0.980	11/09/17	2,996,815
5,475,000		United States Treasury Bill		0.970-0.990	11/16/17	5,468,119
5,000,000		United States Treasury Bill		0.986-1.000	11/24/17	4,992,565
2,000,000		United States Treasury Bill		0.985	11/30/17	1,996,717
12,925,000		United States Treasury Bill		0.980-1.030	12/07/17	12,900,639
4,475,000		United States Treasury Bill		0.953	12/14/17	4,466,234
10,000,000		United States Treasury Bill		0.990-1.016	12/21/17	9,977,433
4,565,000		United States Treasury Bill		1.003-1.041	12/28/17	4,553,629
9,790,000		United States Treasury Bill		1.011-1.030	01/04/18	9,763,607
5,000,000		United States Treasury Bill		1.085	01/11/18	4,984,629
5,000,000		United States Treasury Bill		1.022	01/18/18	4,984,528
8,000,000		United States Treasury Bill		1.000-1.102	01/25/18	7,973,245
250,000		United States Treasury Bill		1.116	02/01/18	249,047
5,935,000		United States Treasury Bill		1.108-1.126	02/08/18	5,911,611
2,000,000		United States Treasury Bill		1.130	03/08/18	1,990,081
2,000,000		United States Treasury Note		0.875	11/15/17	1,999,864
4,000,000		United States Treasury Note		0.625	11/30/17	3,997,404
4,000,000		United States Treasury Note		0.875	11/30/17	3,999,164
7,210,000		United States Treasury Note		1.000	12/15/17	7,210,192
4,000,000		United States Treasury Note		0.750	01/31/18	3,994,842
9,000,000		United States Treasury Note		0.875	01/31/18	8,991,225
8,500,000		United States Treasury Note		1.000	02/15/18	8,494,584
10,055,000		United States Treasury Note		0.750	02/28/18	10,037,573
11,500,000		United States Treasury Note		1.000	03/15/18	11,492,032
4,000,000		United States Treasury Note		1.125	06/15/18	3,996,363
		TOTAL TREASURY DEBT				166,782,648

VARIABLE RATE SECURITIES - 16.9%
5,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	EFFR + 0.060%	1.220	10/27/17	5,000,000
5,000,000	i	FAMC	EFFR + 0.120%	1.280	03/23/18	5,000,000
5,000,000	i	FAMC	LIBOR 3 M - 0.230%	1.087	04/27/18	5,000,000
5,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.114	06/15/18	5,000,000
268

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,000,000	i	FAMC	LIBOR 1 M + 0.060%	1.296%	06/22/18	$3,003,546
5,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.112	08/03/18	5,000,000
4,500,000	i	FAMC	LIBOR 1 M - 0.100%	1.136	11/01/18	4,500,000
3,700,000	i	FAMC	LIBOR 1 M - 0.075%	1.157	02/04/19	3,700,000
2,200,000	i	Federal Farm Credit Bank (FFCB)	EFFR + 0.225%	1.278	11/13/17	2,199,986
3,000,000	i	FFCB	EFFR + 0.110%	1.270	01/22/18	3,001,556
3,400,000	i	FFCB	LIBOR 1 M + 0.050%	1.282	02/02/18	3,398,727
3,000,000	i	FFCB	LIBOR 1 M + 0.150%	1.387	02/23/18	2,999,821
2,900,000	i	FFCB	FRED - 2.980%	1.270	03/09/18	2,898,084
2,000,000	i	FFCB	LIBOR 1 M + 0.035%	1.271	03/22/18	1,999,052
4,000,000	i	FFCB	FRED - 2.870%	1.380	05/17/18	4,000,505
5,000,000	i	FFCB	LIBOR 1 M - 0.100%	1.132	08/08/18	5,000,042
4,700,000	i	FFCB	FRED - 2.850%	1.400	08/10/18	4,700,813
3,000,000	i	FFCB	LIBOR 1 M + 0.030%	1.267	08/27/18	2,999,857
4,500,000	i	FFCB	LIBOR 1 M - 0.050%	1.184	09/17/18	4,499,564
2,000,000	i	FFCB	LIBOR 3 M - 0.150%	1.159	11/14/18	1,999,830
4,500,000	i	FFCB	FRED - 3.020%	1.230	01/14/19	4,506,383
4,500,000	i	FFCB	LIBOR 3 M - 0.160%	1.144	01/15/19	4,500,000
4,500,000	i	FFCB	LIBOR 1 M - 0.110%	1.127	01/25/19	4,500,294
4,750,000	i	FFCB	FRED - 3.080%	1.170	06/27/19	4,750,825
5,000,000	i	FFCB	FRED - 3.080%	1.170	08/16/19	4,999,073
5,000,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.150%	1.164	02/23/18	5,000,274
4,000,000	i	FHLB	LIBOR 3 M - 0.265%	1.042	04/20/18	4,000,085
7,000,000	i	FHLB	LIBOR 3 M - 0.200%	1.104	01/18/19	7,000,256
5,000,000	i	FHLB	LIBOR 1 M - 0.040%	1.196	02/22/19	5,003,884
4,600,000	i	FHLB	LIBOR 3 M - 0.235%	1.081	03/06/19	4,596,860
4,700,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 3 M - 0.110%	1.199	11/13/17	4,700,000
4,500,000	i	FHLMC	LIBOR 1 M - 0.160%	1.077	07/19/18	4,500,000
7,000,000	i	Federal National Mortgage Association (FNMA)	LIBOR 1 M + 0.010%	1.241	10/05/17	6,999,963
5,000,000	i	FNMA	LIBOR 3 M - 0.030%	1.275	01/11/18	5,003,193
		TOTAL VARIABLE RATE SECURITIES				145,962,473

		TOTAL SHORT-TERM INVESTMENTS				870,062,147
		(Cost $870,062,147)

		TOTAL INVESTMENTS- 100.5%				870,062,147
		(Cost $870,062,147)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%				(3,936,535)
		NET ASSETS - 100.0%				$866,125,612

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	FED Bank Prime Loan
LIBOR	London Interbank Offered Rate
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on underlying asset of the security. Coupon rate reflects the rate at period end.
269

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: November 15, 2017	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 15, 2017	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: November 15, 2017	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer